As filed with the Securities and Exchange Commission on April 24, 2019
1933 Act Registration No. 333-36304
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 71
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 675
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlusSM Bonus, Lincoln ChoicePlusSM II Bonus, and
Lincoln ChoicePlus AssuranceSM (Bonus)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Leon E. Roday, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

The Lincoln National Life Insurance Company
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

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Prospectus 1

Lincoln ChoicePlusSM Bonus
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2019
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. Also, a Market Value Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
We offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund

1

American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP Portfolio
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio*
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
(formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund*
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
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LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Equity Income Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
*	Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
[1]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[2]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
[3]	The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount, minus Purchase Payments and corresponding Bonus Credits, received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—The additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which a 5% Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under

5

your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. On or after October 13, 2009, the only available Living Benefit Rider that you may elect is i4LIFE® Advantage with or without the Guaranteed Income Benefit.
Market Value Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current Guaranteed Income Benefit percentages under i4LIFE® Advantage Select Guaranteed Income Benefit.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
•	Effective June 15, 2005, the version of this product offered to Selling Group Individuals is no longer available for new sales.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	8.50%
We may also apply a market value adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over a 9-year period at the following rates: 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Estate Enhancement Benefit Rider (EEB) in Combination with 5% Step-up
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.15%
Total Separate Account Expenses	1.85%
Estate Enhancement Benefit Rider (EEB) without 5% Step-up
Mortality and Expense Risk Charge	1.65%
Administrative Charge	0.15%
Total Separate Account Expenses	1.80%
5% Step-up Death Benefit
Mortality and Expense Risk Charge	1.60%
Administrative Charge	0.15%
Total Separate Account Expenses	1.75%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.15%
Total Separate Account Expenses	1.60%

7

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage:[3]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[4]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[4]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[5]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 1.25% and the administrative charge rate is 0.15% for all contracts on and after the Annuity Commencement Date.
[3]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[4]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[5]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements, and Resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.05%
Account Value Death Benefit	1.85%

i4LIFE® Advantage Select Guaranteed Income Benefit:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.30%	4.50%
Current Charge	3.00%	3.20%
Account Value Death Benefit
Guaranteed Maximum Charge	4.10%	4.30%
Current Charge	2.80%	3.00%

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i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.05%	4.05%
Current Charge	2.70%	2.90%
Account Value Death Benefit
Guaranteed Maximum Charge	3.85%	3.85%
Current Charge	2.50%	2.70%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.55%
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.35%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information.
[3]	The current annual charge rate for the Select Guaranteed Income Benefit is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.
[4]	The current annual charge for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.

TABLE C
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.70%
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit is only available within
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contracts purchased prior to October 13, 2009. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.24%	2.17%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.24%	2.02%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and i4LIFE® Advantage Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,513	$2,757	$3,806	$6,151
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$663	$1,957	$3,206	$6,151
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB with 5% Step-Up Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,384	$2,424	$3,343	$5,643
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
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1 year	3 years	5 years	10 years
$534	$1,624	$2,743	$5,643
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments, Bonus Credits and Persistency Credits to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.
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Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your registered representative must submit a request to our Home Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage®) for the same Contractowner, joint owner, and Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, see The Contracts – Purchase Payments. Also, see Discontinued Living Benefit Riders for additional information on any restrictions that may apply to your Living Benefit Rider.
What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
A Persistency Credit of 0.05% of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts – Persistency Credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to a Market Value Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage) or a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). On or after October 13, 2009, the only available Living Benefit Rider you may elect is i4LIFE® Advantage with or without Guaranteed Income Benefit.. If you own a Living Benefit Rider, you will be subject to Investment Requirements. Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts – Living Benefit Riders. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
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We reserve the right to discontinue offering any Living Benefit Riders at any time. This means that there is a chance you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit). In addition, we may make different versions of the Living Benefit Riders available.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any Bonus Credits credited to your Contract Value if you elect to cancel your contract; however, we will assume the risk of investment loss on the Bonus Credits. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
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The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
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Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds.
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Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series I Shares): Long-term growth of capital.
•	Invesco V.I. Core Equity Fund (Series I Shares): Long-term growth of capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	American Funds Growth Fund (Class 2): Growth of capital.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	American Funds International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
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•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Investments VIT Funds, advised by Deutsche Investment Management Americas Inc.
•	DWS Small Cap Index VIP Portfolio (Class A): To replicate as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): The investment seeks income and capital growth consistent with reasonable risk; a fund of funds.
This fund will be available on or about May 20, 2019. Consult your registered representative
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund and the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Janus Henderson Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
•	Janus Henderson Enterprise Portfolio (Service Shares): Long-term growth of capital.
•	Janus Henderson Global Research Portfolio (Service Shares): Long-term growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
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•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation Managed Risk Fund (Service Class): Capital appreciation; a fund of funds. (formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
This fund will be reorganized into the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund on or about May 24, 2019. Consult your registered representative.
•	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): To seek long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with capital appreciation; a fund of funds.
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
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•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Standard Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.
This fund will be reorganized into LVIP Invesco Select Equity Income Managed Volatility Fund on or about May 24, 2019. Consult your registered representative.
•	LVIP Invesco Select Equity Income Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
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•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class):
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): Capital growth and current income.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
(1)	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542
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and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
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•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge; and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	EEB rider (in combination with 5% step-up)	EEB rider (without 5% step-up)	5% step-up Death Benefit	EGMDB
Mortality and expense risk charge	1.70%	1.65%	1.60%	1.45%
Administrative charge	.15%	0.15%	0.15%	0.15%
Total annual charge for each Subaccount	1.85%	1.80%	1.75%	1.60%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
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	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7	8	9+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	8.50%	8.50%	8%	7%	6%	5%	4%	3%	2%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;
•	Purchase Payments that have been invested in the contract for at least twelve months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the state of New Jersey, a different definition of permanent and total disability applies;
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original Contractowner (however, the surrender charge schedule for the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, if such Purchase Payments were received by us more than twelve months prior to the admittance, where the admittance into such facility occurs after the effective date of the contract and the Contractowner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	A surrender of the contract or a withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
•	A surrender or annuitization of Bonus Credits and Persistency Credits;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage including any payments to provide the Guaranteed Income Benefit, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted; then
•	from Bonus Credits.
3.	On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
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We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective(or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rates during the Access Period are:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.05%
Guarantee of Principal Death Benefit
Account Value Death Benefit	1.85%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. Select Guaranteed Income Benefit is subject to a current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.00%	3.20%
Account Value Death Benefit	2.80%	3.00%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (version 4) is subject to a current annual charge rate of 0.65% (0.85% joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
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	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.70%	2.90%
	(2.55% for version 1, 2 and 3)	(2.55% for version 1, 2 and 3)
Account Value Death Benefit	2.50%	2.70%
	(2.35% for version 1, 2 and 3)	(2.35% for version 1, 2 and 3)
These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit	2.25%	2.45%
Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit or Guaranteed Income Benefit (version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
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Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit and have lower fees and charges may provide large cash surrender values than this contract, depending on the level of Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage you to talk to your financial advisor and determine which annuity contract is most appropriate for you.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
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Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Bonus Credits
In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner’s cumulative Purchase Payments at the time each Purchase Payment is made according to the following scale:
Cumulative Purchase Payments	Bonus Credit %
Less than $100,000	3.00%
$100,000–$999,999	4.00%
$1,000,000 or greater	5.00%
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Your cumulative Purchase Payments at the time of a Purchase Payment are equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.
Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.
During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment (“subsequent Purchase Payment”), we may add a Bonus Credit (“additional Bonus Credit”) to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.
Persistency Credits
Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.05%. This Persistency Credit will be allocated to the variable Subaccounts and the DCA fixed account in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
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If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
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•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Value Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Market Value Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
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Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
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Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Market Value Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
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•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Market Value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Market Value Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Market Value Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation
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model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements and The Contracts — Discontinued Living Benefit Riders.. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
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You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
A Death Benefit payable on the death of the Annuitant will not be paid if the Annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Annuitant.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments less the sum of all withdrawals, partial annuitizations and premium tax incurred; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest Contract Value is obtained.
There is a charge for this Death Benefit.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
5% Step-Up Death Benefit. This Death Benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up Death Benefit is in effect, the Death Benefit paid will be the greater of the Death Benefit under the EGMDB or the accumulation of all Purchase Payments minus the accumulation of all withdrawals. These Purchase Payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.
After a contract is issued, the Contractowner may discontinue the 5% Step-Up Death Benefit at any time by completing the Change of Death Benefit form and sending it to us. The benefit will be discontinued as of the Valuation Date we receive the request, and the Death Benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated. There is an additional charge for this Death Benefit.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments reduced by the sum of all withdrawals; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date on a dollar for dollar basis; or
•	(Only if this rider is elected in combination with the 5% Step-up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person’s 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
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•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges, for example) and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Accumulated Benefit Enhancement (ABESM).
Whenever this ABESM Death Benefit is in effect, the Death Benefit amount will be greater than the Death Benefit chosen under the contract and this ABESM Death Benefit. Any Death Benefit will be paid in a manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in this prospectus).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract year, only 75% of the Enhancement Amount will be used to calculate the ABESM Death Benefit.
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The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value received by us was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABESM Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by use for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to the contract, then the ABESM Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the Contract Value as of the date the death claim is approved by us for payment.
The ABESM Death Benefit will terminate on the earliest of:
•	the Valuation Date the selected Death Benefit option of the contract is changed; or
•	the Annuity Commencement Date.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
General Death Benefit Information
Only one of these Death Benefit elections may be in effect at any one time (in addition to ABESM). Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. A portion of the Death Benefit credited to the contract will be allocated to the variable Subaccounts in proportion to the Contract Value in each variable Subaccount. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
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The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.
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If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after October 3, 2016	Option 3
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	Between October 6, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® International Value Equity Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Managed Volatility Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund

All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, Deutsche Alternative Asset Allocation VIP Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
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You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group.
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This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series DWS Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP Balanced Portfolio
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund

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•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
For certain Living Benefit Riders, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may add or remove Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
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1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Large Cap Growth Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds Growth Fund
•	American funds Growth-Income Fund
•	American Funds International Fund
•	ClearBridge Variable Mid Cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	DWS Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Core Equity Fund
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	LVIP American Global Small Capitalization
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS® VIT II Core Equity Portfolio
•	MFS® VIT Utilities Series
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Equity Income Fund
•	Putnam VT Global Health Care Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased prior to May 21, 2018. If you elected i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series

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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Building Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio

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•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for elections of i4LIFE® Advantage Guaranteed Income Benefit (version 4) on or after October 5, 2015 and prior to October 3, 2016. You must currently allocate your Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio

LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
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Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund

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•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
Option 3 – Investment Requirements for all other Living Benefit Riders. You must currently allocate your Contract Value or i4LIFE® Advantage Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Core Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract
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Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
The following Living Benefit Riders may be purchased for an additional charge: i4LIFE® Advantage with or without the Guaranteed Income Benefit. Upon election of i4LIFE® Advantage, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the protection sub-strategies of the funds offered under this contract. The riders do not guarantee the investment results of the funds.
Rate Sheets
The current Guaranteed Income Benefit percentages available are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current percentages, their effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with those percentages. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet. We must receive your rider election form in Good Order within 10 days from the date you sign your rider election form.
The percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. The current Rate Sheets will be provided to you when you elect a rider. After you purchase a contract current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet information by contracting your registered representative or online at www.LincolnFinancial.com. The percentages from previous effective periods are included in Appendix B to this prospectus.
If the Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentages that we are offering on the day you signed your rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your rider election form.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any withdrawals, i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.
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When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
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The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective(or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Contracts that elect Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), or Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit election made prior to February 19, 2019; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit elections made on and after February 19, 2019. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable surrender charges or Market Value Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the
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same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
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Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals, if any. Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the Death Benefit on a dollar for dollar basis.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals are deducted on a dollar for dollar basis.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this enhancement amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
We will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
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If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available. The ABESM Enhancement Amount was provided to eligible Contractowners of nonqualified i4LIFE® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge, and if certain conditions were met.
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount is payable in accordance with the terms of the i4LIFE® Advantage EGMDB Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we received was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. i4LIFE® Advantage Select Guaranteed Income Benefit is the only version of the Guaranteed Income Benefit available for purchase, unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider.
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However,
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certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln SmartSecurity® Advantage Guaranteed Amount), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount on the date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount which is greater than $100,000 Account Value)	$6,300
There are five versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2, 3, and 4) may only be elected if you own a Living Benefit Rider that guarantees you the right to elect that version. Select Guaranteed Income Benefit is available for election on or after October 3, 2016 only for contracts purchased prior to October 13, 2009, and available to Contractowners with Lincoln SmartSecurity® Advantage who wish to elect i4LIFE® Advantage Guaranteed Income Benefit. A Contractowner with Lincoln Lifetime IncomeSM Advantage who decides to transition to i4LIFE® Advantage Guaranteed Income Benefit will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln Lifetime IncomeSM Advantage 2.0 Guaranteed Amount), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit. The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). Guaranteed Income Benefit (version 4) was available for purchase prior to October 5, 2016. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding
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age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income
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Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 3.5% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2019 Amount of initial Regular Income Payment	$4,801
8/1/2019 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2019 Initial Guaranteed Income Benefit (3.5% x $100,000 Account Value)	$3,500
8/1/2020 Recalculated Regular Income Payment	$6,000
8/1/2020 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The Market Value Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)
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Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The Market Value Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Discontinued Living Benefit Riders
The following Living Benefit Riders are unavailable for purchase as of October 13, 2009. This section contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to October 13, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements). Since these Living Benefit Riders are no longer available for purchase, you should carefully consider whether the termination of a rider is the best decision for you. Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option)
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may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. Lincoln Lifetime IncomeSM Advantage is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage.
By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
Charges. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
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Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.35% for the i4LIFE® Advantage Account Value Death Benefit; and 2.55% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If you Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives.
Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
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Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000
Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600
Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000
On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 x 1.05 = $125,580 + $10,400). The $10,000 Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life):
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	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	No	10
1st Benefit Year Anniversary	$54,000	$54,075	No	9
2nd Benefit Year Anniversary	$53,900	$56,779	No	8
3rd Benefit Year Anniversary	$57,000	$59,618	No	7
4th Benefit Year Anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for ten years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59 (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for ten years, whichever event is later.
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.
After ten years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals x 200%), the Guaranteed Amount is increased to $374,400.
The 200% step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
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On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
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	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	$2,575
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You are over age 59 (age 65 of the youngest life for joint life option).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)
After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:
Contract Value = $54,800
Guaranteed Amount = $79,800
The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)
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Contract Value = $48,000
Guaranteed Amount = $69,898 ($79,800 x 12.41% = $9,902; $79,800 - $9,902 = $69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions – Surrender Charges. Withdrawals attributed to Bonus Credits are not subject to surrender charges.
Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner, is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint:
•	$100,000 Purchase Payment + $4,000 Bonus Credit
•	$104,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $93,600
•	$5,200 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/$93,600) and the new Maximum Annual Withdrawal amount is $4,922 (5% x $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions – Surrender Charges.
In a declining market, withdrawals prior to age 59 (or 65 if joint life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of $104,000.
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On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Impact of Divorce on Joint Life Option. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
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•	if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Guaranteed Amount to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
Lincoln SmartSecurity® Advantage provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.
If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements in this prospectus.
Charge. While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount) (for riders purchased between January 20, 2009 and prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% upon the next election of a step-up of the Guaranteed Amount) (for riders purchased prior to January 20, 2009, the current annual charge rate will increase from 0.45% to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Discontinued Living Benefit Riders – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity®
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Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elected the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the benefit after we issued the contract, the Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage — 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage — 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amounts of all Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
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a. the Contractowner or joint owner is still living; and
b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a. each Contractowner and Annuitant is under age 81; and
b. the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (3% Bonus Credit)	$51,500	$51,500
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% bonus credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2. the Maximum Annual Withdrawal amount will remain the same.
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Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Market Value Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts – Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal services is used to calculate the RMD;
•	The RMD calculation must be based only on the value in this contract;
•	No withdrawals other than RMD’s are made within the Benefit Year; and
•	This contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1. The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal, or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2. The Maximum Annual Withdrawal amount will be the least of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
    Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400 - $7,000 = $75,400).
The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).
The least of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
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Excess Withdrawals will be subject to surrender charges and a Market Value Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Market Value Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a. the Contractowner (and spouse if applicable) is age 65;
b. the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the annuitant must be alive and under age 81); and
c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to
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pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
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Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. The 4LATER® Advantage rider is no longer available for purchase.
Charges. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the
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Account Value, computed daily as follows: 2.50% for the i4LIFE® Advantage Account Value Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.
Example:
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Initial Purchase Payment and corresponding Bonus Credit	$104,000
Purchase Payment and corresponding Bonus Credit 60 days later	$10,400
Income Base	$114,400
Future Income Base (during the 1st Waiting Period)	$131,560	($114,400 x 115%)
Income Base (after 1st Waiting Period)	$131,560
New Future Income Base (during 2nd Waiting Period)	$151,294	($131,560 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$104,000
Purchase Payment and corresponding Bonus Credit in Year 2	$10,400
New Income Base	$114,400
Future Income Base (during 1st Waiting Period-Year 2)	$130,520	($104,000 x 115%) + ($10,400 x 100%) +
		(10,400 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$130,520
New Future Income Base (during 2nd Waiting Period)	$150,098	(130,520 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$104,000	Maximum Income Base	$208,000
Purchase Payment and corresponding Bonus Credit in Year 2	$ 10,400	Increase to Maximum Income Base	$ 20,800
New Income Base	$114,400	New Maximum Income Base	$228,800
Future Income Base after Purchase Payment	$130,520	Maximum Income Base	$228,800
Income Base (after 1st Waiting Period)	$130,520
Future Income Base (during 2nd Waiting Period)	$150,098	Maximum Income Base	$228,800
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$117,468
Future Income Base	$135,088	Maximum Income Base	$205,920
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base.
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Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
NOTE: If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the contract value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
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When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Amount Annuity Payment Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if
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the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
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•	the Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments, Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Market Value Adjustment and other charges (see Market Value Adjustment and Charges and Other Deductions). The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
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You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Market Value Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Market Value Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Market Value Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Market Value Adjustment. The Market Value Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Market Value Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the Market Value Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Market Value Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Market Value Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Market Value Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B)[n]

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where:
A	=	an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount’s guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates “A” and “B” are within .25% of each other when the index rate is determined, no such percentage adjustment to “B” will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Market Value
Adjustment.

n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Market Value Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain Living Benefit Riders and Death Benefits that were in effect prior to the surrender/
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withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
We may not accept reinvestment into the fixed side of the contract.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.10% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and
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services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
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•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, , Persistency Credits, and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Bonus Credits,, Persistency Credits, and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
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Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
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Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
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Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for
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tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
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The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or market value adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
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Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Market Value Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM Bonus
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM Bonus.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
90

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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2009	7.036	10.577	1*	6.334	9.526	2	2.677	4.029	49	2.674	4.030	213
2010	10.577	12.313	1*	9.526	11.095	2	4.029	4.695	41	4.030	4.704	123
2011	12.313	9.257	1*	11.095	8.346	2	4.695	3.533	14	4.704	3.545	106
2012	9.257	10.291	1*	8.346	9.283	2	3.533	3.932	14	3.545	3.951	112
2013	10.291	12.418	1*	9.283	11.207	2	3.932	4.749	9	3.951	4.780	94
2014	12.418	12.776	1*	11.207	11.537	2	4.749	4.891	6	4.780	4.930	61
2015	12.776	12.874	1*	11.537	11.631	2	4.891	4.934	6	4.930	4.980	45
2016	12.874	12.528	1*	11.631	11.323	2	4.934	4.806	4	4.980	4.858	41
2017	12.528	16.765	1*	11.323	15.158	2	4.806	6.436	4	4.858	6.517	39
2018	16.765	14.809	1*	15.158	13.401	2	6.436	5.693	3	6.517	5.773	28
AB VPS Growth and Income Portfolio - Class B(1)
2009	8.643	10.211	10	7.930	9.374	19	7.927	9.375	76	8.013	9.490	392
2010	10.211	11.307	5	9.374	10.385	19	9.375	10.391	60	9.490	10.535	313
2011	11.307	11.773	5	10.385	10.819	18	10.391	10.830	52	10.535	10.997	247
2012	11.773	13.551	5	10.819	12.458	14	10.830	12.478	49	10.997	12.689	205
2013	13.551	15.826	4	12.458	14.553	14	12.478	14.578	48	12.689	14.833	196
AB VPS International Value Portfolio - Class B(2)
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.637	7.442	8	5.659	7.482	34
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.442	7.627	5	7.482	7.680	28
2011	N/A	N/A	N/A	N/A	N/A	N/A	7.627	6.039	3	7.680	6.089	27
2012	N/A	N/A	N/A	N/A	N/A	N/A	6.039	6.776	3	6.089	6.843	13
2013	N/A	N/A	N/A	N/A	N/A	N/A	6.776	7.454	3	6.843	7.532	13
AB VPS Large Cap Growth Portfolio - Class B
2009	7.568	10.186	1*	N/A	N/A	N/A	4.002	5.392	27	4.026	5.432	137
2010	10.186	10.983	1*	N/A	N/A	N/A	5.392	5.819	18	5.432	5.872	79
2011	10.983	10.431	1*	N/A	N/A	N/A	5.819	5.531	16	5.872	5.590	51
2012	10.431	11.891	1*	N/A	N/A	N/A	5.531	6.312	15	5.590	6.389	49
2013	11.891	15.990	1*	N/A	N/A	N/A	6.312	8.497	14	6.389	8.615	51
2014	15.990	17.867	1*	N/A	N/A	N/A	8.497	9.505	13	8.615	9.651	39
2015	17.867	19.449	1*	N/A	N/A	N/A	9.505	10.354	12	9.651	10.529	31
2016	19.449	19.548	1*	N/A	N/A	N/A	10.354	10.414	11	10.529	10.606	28
2017	19.548	25.253	1*	N/A	N/A	N/A	10.414	13.475	11	10.606	13.743	27
2018	25.253	25.345	1*	N/A	N/A	N/A	13.475	13.549	10	13.743	13.839	26
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	13.106	18.372	5	13.250	18.602	23
2010	N/A	N/A	N/A	N/A	N/A	N/A	18.372	22.854	4	18.602	23.174	13
2011	N/A	N/A	N/A	N/A	N/A	N/A	22.854	20.521	4	23.174	20.840	9
2012	N/A	N/A	N/A	N/A	N/A	N/A	20.521	23.889	4	20.840	24.297	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	23.889	32.310	2	24.297	32.910	12
2014	N/A	N/A	N/A	N/A	N/A	N/A	32.310	34.590	2	32.910	35.285	9
2015	N/A	N/A	N/A	N/A	N/A	N/A	34.590	32.054	2	35.285	32.748	9
2016	N/A	N/A	N/A	N/A	N/A	N/A	32.054	39.308	2	32.748	40.218	8
2017	N/A	N/A	N/A	N/A	N/A	N/A	39.308	43.589	2	40.218	44.666	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	43.589	36.281	1*	44.666	37.234	2
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.376	10.390	21
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.390	11.619	21
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.619	10.985	21
A-1

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection Fund - Class II(3)
2009	10.727	11.608	1*	10.752	11.641	46	10.776	11.674	30	10.851	11.772	217
2010	11.608	11.977	1*	11.641	12.016	46	11.674	12.056	31	11.772	12.176	171
2011	11.977	13.138	1*	N/A	N/A	N/A	12.056	13.239	22	12.176	13.390	143
2012	13.138	13.850	1*	N/A	N/A	N/A	13.239	13.970	32	13.390	14.151	130
2013	13.850	13.540	1*	13.910	13.601	407	13.970	13.662	27	14.151	13.847	118
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2009	N/A	N/A	N/A	10.181	14.230	1*	10.204	14.270	37	10.275	14.390	57
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.270	15.669	36	14.390	15.825	42
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.669	14.029	36	15.825	14.190	29
2012	N/A	N/A	N/A	15.818	16.824	2	14.029	16.896	36	14.190	17.116	28
2013	N/A	N/A	N/A	16.824	21.345	2	16.896	21.447	12	17.116	21.759	23
2014	N/A	N/A	N/A	21.345	21.450	2	21.447	21.563	3	21.759	21.909	20
2015	N/A	N/A	N/A	21.450	22.528	2	21.563	22.659	2	21.909	23.057	19
2016	N/A	N/A	N/A	22.528	22.264	2	22.659	22.404	2	23.057	22.832	18
2017	N/A	N/A	N/A	22.264	28.748	2	22.404	28.944	2	22.832	29.541	15
2018	N/A	N/A	N/A	28.748	25.682	1*	28.944	25.870	2	29.541	26.443	17
American Funds Global Small Capitalization Fund - Class 2
2009	14.473	22.916	2	12.932	20.487	1*	8.231	13.046	34	8.385	13.311	137
2010	22.916	27.539	2	20.487	24.632	1*	13.046	15.693	22	13.311	16.036	110
2011	27.539	21.858	2	N/A	N/A	N/A	15.693	12.468	15	16.036	12.760	81
2012	21.858	25.358	1*	N/A	N/A	N/A	12.468	14.479	13	12.760	14.840	61
2013	25.358	31.933	1*	N/A	N/A	N/A	14.479	18.252	10	14.840	18.734	48
2014	31.933	32.013	2	N/A	N/A	N/A	18.252	18.316	9	18.734	18.828	41
2015	32.013	31.510	2	N/A	N/A	N/A	18.316	18.046	9	18.828	18.579	32
2016	31.510	31.581	2	N/A	N/A	N/A	18.046	18.105	7	18.579	18.667	28
2017	31.581	39.030	1*	N/A	N/A	N/A	18.105	22.398	7	18.667	23.128	21
2018	39.030	34.273	1*	N/A	N/A	N/A	22.398	19.688	5	23.128	20.360	19
American Funds Growth Fund - Class 2
2009	10.134	13.869	14	8.935	12.234	39	5.982	8.195	320	5.998	8.229	1,827
2010	13.869	16.158	12	12.234	14.260	39	8.195	9.557	261	8.229	9.612	1377
2011	16.158	15.184	7	14.260	13.407	37	9.557	8.989	222	9.612	9.055	1,048
2012	15.184	17.572	7	13.407	15.524	34	8.989	10.414	206	9.055	10.505	875
2013	17.572	22.443	7	15.524	19.837	30	10.414	13.314	174	10.505	13.451	746
2014	22.443	23.906	7	19.837	21.140	30	13.314	14.196	103	13.451	14.363	694
2015	23.906	25.077	6	21.140	22.187	25	14.196	14.906	89	14.363	15.105	556
2016	25.077	26.953	6	22.187	23.859	25	14.906	16.037	72	15.105	16.276	496
2017	26.953	33.946	2	23.859	30.063	25	16.037	20.218	57	16.276	20.549	419
2018	33.946	33.241	1*	30.063	29.454	25	20.218	19.818	49	20.549	20.173	361
American Funds Growth-Income Fund - Class 2
2009	9.439	12.160	13	8.818	11.366	43	8.836	11.396	237	8.940	11.547	1,062
2010	12.160	13.302	11	11.366	12.439	42	11.396	12.478	199	11.547	12.663	815
2011	13.302	12.819	4	12.439	11.993	41	12.478	12.037	172	12.663	12.233	570
2012	12.819	14.784	4	11.993	13.839	34	12.037	13.896	154	12.233	14.144	457
2013	14.784	19.375	4	13.839	18.145	31	13.896	18.229	127	14.144	18.583	429
2014	19.375	21.042	4	18.145	19.717	31	18.229	19.818	74	18.583	20.233	361
2015	21.042	20.957	4	19.717	19.647	28	19.818	19.757	68	20.233	20.201	282
2016	20.957	22.943	3	19.647	21.520	28	19.757	21.651	49	20.201	22.171	254
2017	22.943	27.564	3	21.520	25.867	28	21.651	26.038	39	22.171	26.703	214
2018	27.564	26.575	2	25.867	24.951	28	26.038	25.129	34	26.703	25.809	184
A-2

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International Fund - Class 2
2009	13.098	18.396	8	12.395	17.418	9	7.499	10.543	191	7.628	10.740	647
2010	18.396	19.365	7	17.418	18.344	9	10.543	11.109	165	10.740	11.334	461
2011	19.365	16.355	5	18.344	15.501	8	11.109	9.392	143	11.334	9.596	355
2012	16.355	18.931	5	15.501	17.951	8	9.392	10.882	132	9.596	11.135	276
2013	18.931	22.604	5	17.951	21.445	7	10.882	13.006	105	11.135	13.329	244
2014	22.604	21.601	5	21.445	20.503	7	13.006	12.442	44	13.329	12.770	214
2015	21.601	20.245	5	20.503	19.226	7	12.442	11.672	42	12.770	11.998	183
2016	20.245	20.576	4	19.226	19.550	7	11.672	11.875	26	11.998	12.225	160
2017	20.576	26.692	2	19.550	25.374	7	11.875	15.420	22	12.225	15.898	124
2018	26.692	22.762	1*	25.374	21.648	7	15.420	13.163	15	15.898	13.591	111
BlackRock Global Allocation V.I. Fund - Class III
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.084	11.562	3	10.098	11.573	7
2010	N/A	N/A	N/A	11.558	12.460	1*	11.562	12.470	5	11.573	12.501	28
2011	N/A	N/A	N/A	12.460	11.792	1*	12.470	11.808	5	12.501	11.854	32
2012	N/A	N/A	N/A	11.792	12.736	1*	11.808	12.759	5	11.854	12.829	43
2013	N/A	N/A	N/A	12.736	14.313	1*	12.759	14.346	8	12.829	14.446	36
2014	N/A	N/A	N/A	14.313	14.330	1*	14.346	14.369	11	14.446	14.491	34
2015	N/A	N/A	N/A	14.330	13.933	10	14.369	13.979	10	14.491	14.118	14
2016	N/A	N/A	N/A	13.933	14.205	9	13.979	14.259	6	14.118	14.423	8
2017	N/A	N/A	N/A	14.205	15.865	8	14.259	15.932	4	14.423	16.140	5
2018	N/A	N/A	N/A	15.865	14.401	7	15.932	14.469	4	16.140	14.680	5
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.375	10.556	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.556	11.318	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.318	12.517	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.517	10.725	1*	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2009	11.015	13.696	6	11.041	13.735	44	11.066	13.773	36	11.143	13.889	303
2010	13.696	14.503	4	13.735	14.551	44	13.773	14.599	30	13.889	14.744	240
2011	14.503	15.113	3	14.551	15.171	2	14.599	15.229	23	14.744	15.403	189
2012	15.113	15.856	3	15.171	15.925	2	15.229	15.993	23	15.403	16.201	180
2013	15.856	15.344	3	15.925	15.418	1*	15.993	15.492	41	16.201	15.717	129
2014	15.344	15.814	3	15.418	15.898	1*	15.492	15.982	19	15.717	16.238	115
2015	15.814	15.316	2	15.898	15.405	1*	15.982	15.495	20	16.238	15.766	109
2016	15.316	15.529	2	N/A	N/A	N/A	15.495	15.726	17	15.766	16.026	86
2017	N/A	N/A	N/A	N/A	N/A	N/A	15.726	16.209	12	16.026	16.543	74
2018	N/A	N/A	N/A	N/A	N/A	N/A	16.209	15.564	7	16.543	15.908	66
Delaware VIP® Emerging Markets Series - Service Class
2009	25.756	44.922	1*	23.579	41.147	1*	19.392	33.857	4	19.608	34.285	28
2010	44.922	52.130	1*	41.147	47.773	1*	33.857	39.329	4	34.285	39.886	21
2011	52.130	40.939	1*	N/A	N/A	N/A	39.329	30.916	2	39.886	31.401	16
2012	40.939	45.890	1*	N/A	N/A	N/A	30.916	34.690	2	31.401	35.287	12
2013	45.890	49.490	1*	N/A	N/A	N/A	34.690	37.449	2	35.287	38.150	14
2014	49.490	44.567	1*	N/A	N/A	N/A	37.449	33.758	1*	38.150	34.442	10
2015	44.567	37.285	1*	N/A	N/A	N/A	33.758	28.270	1*	34.442	28.887	10
2016	37.285	41.610	1*	N/A	N/A	N/A	28.270	31.581	1*	28.887	32.318	9
2017	41.610	57.280	1*	N/A	N/A	N/A	31.581	43.517	1*	32.318	44.599	5
2018	57.280	47.217	1*	49.978	43.444	1*	43.517	35.908	1*	44.599	36.857	5
A-3

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® High Yield Series - Service Class
2009	12.126	17.695	2	11.743	17.145	1*	9.968	14.561	62	10.097	14.771	175
2010	17.695	19.961	1*	17.145	19.350	1*	14.561	16.442	51	14.771	16.705	107
2011	19.961	20.051	1*	19.350	19.448	1*	16.442	16.534	39	16.705	16.823	72
2012	20.051	23.100	1*	19.448	22.416	2	16.534	19.067	38	16.823	19.429	68
2013	23.100	24.712	1*	22.416	23.993	2	19.067	20.418	33	19.429	20.837	68
2014	24.712	24.129	1*	23.993	23.438	1*	20.418	19.956	29	20.837	20.396	50
2015	24.129	22.058	1*	23.438	21.437	1*	19.956	18.261	26	20.396	18.692	44
2016	22.058	24.450	1*	21.437	23.774	1*	18.261	20.262	15	18.692	20.771	38
2017	24.450	25.744	1*	23.774	25.045	1*	20.262	21.356	12	20.771	21.925	31
2018	25.744	24.069	1*	25.045	23.427	1*	21.356	19.986	9	21.925	20.550	19
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2009	N/A	N/A	N/A	11.132	11.220	1*	10.166	11.247	7	10.270	11.379	70
2010	11.196	11.462	5	11.220	11.494	1*	11.247	11.526	25	11.379	11.680	58
2011	11.462	11.540	4	11.494	11.577	7	11.526	11.616	23	11.680	11.788	62
2012	11.540	11.614	4	11.577	11.658	1*	11.616	11.703	11	11.788	11.894	49
2013	11.614	11.250	4	11.658	11.298	1*	11.703	11.347	7	11.894	11.550	55
2014	11.250	11.203	3	11.298	11.256	1*	11.347	11.311	5	11.550	11.530	30
2015	11.203	11.067	3	11.256	11.125	1*	11.311	11.185	9	11.530	11.419	24
2016	11.067	11.053	3	N/A	N/A	N/A	11.185	11.181	8	11.419	11.432	21
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.181	11.198	8	11.432	11.466	16
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.198	11.009	4	11.466	11.290	15
Delaware VIP® REIT Series - Service Class
2009	13.505	16.338	3	13.149	15.915	5	14.526	17.591	38	14.668	17.790	121
2010	16.338	20.306	3	15.915	19.791	5	17.591	21.886	31	17.790	22.166	68
2011	20.306	22.051	1*	19.791	21.502	5	21.886	23.790	21	22.166	24.131	47
2012	22.051	25.242	1*	21.502	24.626	6	23.790	27.260	20	24.131	27.692	37
2013	25.242	25.255	1*	24.626	24.652	6	27.260	27.302	23	27.692	27.776	36
2014	25.255	32.013	1*	24.652	31.263	6	27.302	34.641	13	27.776	35.296	34
2015	32.013	32.533	1*	31.263	31.787	6	34.641	35.239	10	35.296	35.959	19
2016	32.533	33.730	1*	31.787	32.973	6	35.239	36.573	5	35.959	37.376	19
2017	33.730	33.531	1*	32.973	32.795	6	36.573	36.393	3	37.376	37.248	14
2018	33.531	30.442	1*	32.795	29.789	5	36.393	33.074	3	37.248	33.902	13
Delaware VIP® Small Cap Value Series - Service Class
2009	13.812	17.838	13	12.906	16.677	5	15.323	19.810	37	15.424	19.970	168
2010	17.838	23.101	13	16.677	21.607	5	19.810	25.679	33	19.970	25.926	113
2011	23.101	22.316	11	21.607	20.884	3	25.679	24.832	29	25.926	25.109	91
2012	22.316	24.894	11	20.884	23.308	3	24.832	27.729	27	25.109	28.079	67
2013	24.894	32.544	11	23.308	30.486	4	27.729	36.286	25	28.079	36.800	62
2014	32.544	33.743	11	30.486	31.624	3	36.286	37.660	16	36.800	38.251	50
2015	33.743	30.983	11	31.624	29.053	3	37.660	34.615	13	38.251	35.211	34
2016	30.983	39.871	11	29.053	37.405	3	34.615	44.588	12	35.211	45.424	31
2017	39.871	43.742	9	37.405	41.057	3	44.588	48.966	10	45.424	49.959	28
2018	43.742	35.664	9	41.057	33.492	3	48.966	39.964	9	49.959	40.835	22
Delaware VIP® Smid Cap Core Series - Service Class(4)
2009	9.042	13.703	3	8.048	12.202	3	4.591	6.965	81	4.650	7.065	364
2010	16.263	18.387	3	14.487	16.382	3	8.272	9.355	68	8.401	9.503	254
2011	18.387	19.476	3	16.382	17.360	3	9.355	9.919	53	9.503	10.091	171
2012	19.476	21.167	3	17.360	18.877	3	9.919	10.791	53	10.091	10.995	144
2013	21.167	29.294	3	18.877	26.138	3	10.791	14.949	46	10.995	15.254	126
2014	29.294	29.583	3	26.138	26.409	3	14.949	15.112	34	15.254	15.443	102
2015	29.583	31.163	3	26.409	27.833	3	15.112	15.935	28	15.443	16.309	66
2016	31.163	33.044	3	27.833	29.528	3	15.935	16.913	19	16.309	17.336	62
2017	33.044	38.404	1*	29.528	34.332	3	16.913	19.675	13	17.336	20.198	56
2018	38.404	33.024	1*	34.332	29.537	3	19.675	16.936	12	20.198	17.412	52
A-4

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2009	N/A	N/A	N/A	6.984	9.708	1*	6.940	9.749	1*	7.017	9.872	9
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.749	10.877	1*	9.872	11.031	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.877	11.490	1*	11.031	11.670	3
2012	N/A	N/A	N/A	12.618	13.018	1*	11.490	13.092	4	11.670	13.317	19
2013	N/A	N/A	N/A	13.018	17.189	1*	13.092	17.296	1*	13.317	17.620	8
2014	N/A	N/A	N/A	17.189	18.991	1*	N/A	N/A	N/A	17.620	19.506	3
2015	N/A	N/A	N/A	18.991	19.599	1*	N/A	N/A	N/A	19.506	20.171	1*
2016	N/A	N/A	N/A	19.599	18.192	1*	N/A	N/A	N/A	20.171	18.760	1*
2017	N/A	N/A	N/A	18.192	22.889	1*	N/A	N/A	N/A	18.760	23.651	1*
2018	N/A	N/A	N/A	22.889	21.740	1*	N/A	N/A	N/A	23.651	22.509	1*
Delaware VIP® Value Series - Service Class
2009	N/A	N/A	N/A	9.146	10.568	1*	9.694	11.208	19	9.783	11.327	100
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.208	12.701	8	11.327	12.855	66
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.701	13.636	7	12.855	13.823	59
2012	N/A	N/A	N/A	13.375	14.438	2	13.636	15.334	8	13.823	15.567	52
2013	N/A	N/A	N/A	14.438	18.913	2	15.334	20.097	8	15.567	20.433	53
2014	N/A	N/A	N/A	18.913	21.121	1*	20.097	22.454	7	20.433	22.864	39
2015	N/A	N/A	N/A	21.121	20.611	1*	22.454	21.924	5	22.864	22.357	36
2016	N/A	N/A	N/A	20.611	23.142	2	21.924	24.628	4	22.357	25.153	34
2017	N/A	N/A	N/A	23.142	25.806	2	24.628	27.477	2	25.153	28.104	21
2018	N/A	N/A	N/A	25.806	24.585	2	27.477	26.190	2	28.104	26.828	15
Deutsche Equity 500 Index VIP(1)
2009	8.725	10.819	1*	8.144	10.104	3	6.043	7.501	67	6.080	7.558	296
2010	N/A	N/A	N/A	10.104	11.383	3	7.501	8.454	55	7.558	8.532	211
2011	N/A	N/A	N/A	11.383	11.385	3	8.454	8.460	47	8.532	8.551	99
2012	N/A	N/A	N/A	11.385	12.938	3	8.460	9.618	42	8.551	9.736	100
2013	13.833	16.178	12	12.938	15.134	3	9.618	11.253	41	9.736	11.398	94
DWS Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.272	11.491	1*
2010	N/A	N/A	N/A	11.477	12.642	3	N/A	N/A	N/A	11.491	12.683	16
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.683	12.093	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.307	12.938	4	12.093	13.015	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.938	12.808	4	13.015	12.905	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.808	12.994	4	12.905	13.111	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.994	11.933	3	13.111	12.059	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	11.933	12.311	3	12.059	12.460	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.311	12.946	1*	12.460	13.121	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.121	11.706	1*
DWS Small Cap Index VIP Portfolio - Class A(5)
2009	N/A	N/A	N/A	N/A	N/A	N/A	11.616	14.447	2	11.743	14.627	11
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.447	17.944	1*	14.627	18.195	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	17.944	16.854	1*	18.195	17.115	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	16.854	19.253	1*	17.115	19.581	4
2013	N/A	N/A	N/A	N/A	N/A	N/A	19.253	26.229	1*	19.581	26.716	4
2014	N/A	N/A	N/A	N/A	N/A	N/A	26.229	26.996	1*	26.716	27.538	4
2015	N/A	N/A	N/A	N/A	N/A	N/A	26.996	25.308	1*	27.538	25.856	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	25.308	30.099	1*	25.856	30.796	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	30.099	33.815	1*	30.796	34.650	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	33.815	29.498	1*	34.650	30.270	1*
Fidelity VIP Equity-Income(1)
2009	8.561	10.916	1*	7.968	10.164	6	7.859	10.031	48	7.958	10.172	136
2010	10.916	12.314	1*	10.164	11.472	6	10.031	11.327	34	10.172	11.504	92
2011	12.314	12.168	1*	11.472	11.341	5	11.327	11.204	30	11.504	11.396	63
2012	12.168	13.982	1*	11.341	13.039	5	11.204	12.887	29	11.396	13.128	66
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(6)
2009	11.324	14.031	1*	11.366	14.090	2	6.971	8.646	12	7.060	8.770	56
2010	14.031	15.541	1*	14.090	15.614	2	8.646	9.586	14	8.770	9.738	37
2011	15.541	12.610	1*	15.614	12.676	1*	9.586	7.786	11	9.738	7.921	26
2012	12.610	14.902	1*	12.676	14.987	1*	7.786	9.210	10	7.921	9.384	16
2013	14.902	16.617	1*	14.987	16.716	1*	9.210	10.274	10	9.384	10.474	17
A-5

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	11.199	14.892	1*	11.242	14.958	1*	11.284	15.022	27	11.406	15.206	165
2010	14.892	17.094	1*	14.958	17.178	2	15.022	17.259	20	15.206	17.498	112
2011	17.094	16.313	1*	17.178	16.402	1*	17.259	16.488	16	17.498	16.741	71
2012	16.313	18.599	1*	N/A	N/A	N/A	16.488	18.817	15	16.741	19.134	61
2013	18.599	23.910	1*	N/A	N/A	N/A	18.817	24.214	20	19.134	24.659	50
2014	23.910	26.207	1*	N/A	N/A	N/A	24.214	26.567	18	24.659	27.096	41
2015	26.207	25.834	1*	N/A	N/A	N/A	26.567	26.215	18	27.096	26.777	39
2016	25.834	27.321	1*	N/A	N/A	N/A	26.215	27.751	17	26.777	28.389	37
2017	27.321	32.610	1*	N/A	N/A	N/A	27.751	33.157	15	28.389	33.970	31
2018	32.610	29.886	1*	N/A	N/A	N/A	33.157	30.418	13	33.970	31.210	30
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2009	7.389	9.282	1*	6.736	8.467	3	4.265	5.363	38	4.320	5.440	179
2010	9.282	11.286	1*	8.467	10.300	2	5.363	6.528	36	5.440	6.631	126
2011	11.286	11.076	1*	10.300	10.113	2	6.528	6.412	29	6.631	6.524	105
2012	11.076	12.439	1*	10.113	11.363	2	6.412	7.209	28	6.524	7.345	97
2013	12.439	16.607	1*	11.363	15.178	1*	7.209	9.634	49	7.345	9.831	76
2014	16.607	18.098	1*	N/A	N/A	N/A	9.634	10.509	17	9.831	10.740	54
2015	18.098	18.993	1*	N/A	N/A	N/A	10.509	11.040	17	10.740	11.299	51
2016	18.993	18.747	1*	N/A	N/A	N/A	11.040	10.908	15	11.299	11.181	47
2017	18.747	24.812	1*	N/A	N/A	N/A	10.908	14.451	14	11.181	14.835	37
2018	24.812	24.252	1*	N/A	N/A	N/A	14.451	14.139	13	14.835	14.536	28
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	N/A	N/A	N/A	8.571	11.764	1*	8.587	11.793	19	8.632	11.872	58
2010	N/A	N/A	N/A	11.764	14.856	1*	11.793	14.899	13	11.872	15.022	38
2011	N/A	N/A	N/A	14.856	13.007	1*	14.899	13.052	11	15.022	13.179	31
2012	N/A	N/A	N/A	13.007	14.636	1*	13.052	14.693	10	13.179	14.859	28
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.693	19.617	8	14.859	19.869	22
2014	N/A	N/A	N/A	N/A	N/A	N/A	19.617	20.440	4	19.869	20.733	17
2015	N/A	N/A	N/A	N/A	N/A	N/A	20.440	19.758	4	20.733	20.071	17
2016	N/A	N/A	N/A	N/A	N/A	N/A	19.758	21.730	3	20.071	22.108	18
2017	N/A	N/A	N/A	N/A	N/A	N/A	21.730	25.741	2	22.108	26.225	9
2018	N/A	N/A	N/A	N/A	N/A	N/A	25.741	21.558	1*	26.225	21.996	4
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2009	N/A	N/A	N/A	7.894	10.512	1*	7.904	10.531	2	7.935	10.589	150
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.531	11.660	2	10.589	11.741	82
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.660	11.731	2	11.741	11.830	72
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.731	12.986	5	11.830	13.116	44
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.986	14.540	26	13.116	14.707	37
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.540	14.947	6	14.707	15.142	36
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.947	13.652	5	15.142	13.850	33
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.652	15.296	2	13.850	15.542	24
2017	N/A	N/A	N/A	N/A	N/A	N/A	15.296	16.485	2	15.542	16.775	25
2018	N/A	N/A	N/A	N/A	N/A	N/A	16.485	15.502	2	16.775	15.798	24
Franklin Mutual Shares VIP Fund - Class 2
2009	N/A	N/A	N/A	7.066	8.748	1*	7.076	8.764	5	7.104	8.812	47
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.764	9.576	3	8.812	9.643	52
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.576	9.312	4	9.643	9.391	38
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.312	10.454	7	9.391	10.558	19
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.454	13.176	7	10.558	13.327	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.176	13.869	5	13.327	14.050	10
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.869	12.956	5	14.050	13.144	9
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.956	14.775	2	13.144	15.013	9
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.775	15.731	1*	15.013	16.008	7
2018	N/A	N/A	N/A	N/A	N/A	N/A	15.731	14.057	1*	16.008	14.325	7
A-6

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Small-Mid Cap Growth VIP Fund - Class 2(5)
2009	8.582	12.096	2	8.616	12.149	1*	4.708	6.642	31	4.768	6.737	237
2010	12.096	15.155	1*	12.149	15.229	1*	6.642	8.330	24	6.737	8.461	132
2011	15.155	14.158	1*	15.229	14.234	1*	8.330	7.790	23	8.461	7.925	88
2012	14.158	15.407	1*	14.234	15.498	1*	7.790	8.485	22	7.925	8.645	79
2013	15.407	17.940	1*	15.498	18.049	1*	8.485	9.884	22	8.645	10.076	75
Invesco V.I. American Franchise Fund - Series I Shares
2009	N/A	N/A	N/A	7.125	8.473	1*	3.070	3.653	34	3.079	3.669	84
2010	N/A	N/A	N/A	8.473	9.611	1*	3.653	4.145	32	3.669	4.170	61
2011	N/A	N/A	N/A	9.611	8.692	1*	4.145	3.751	27	4.170	3.779	42
2012	N/A	N/A	N/A	N/A	N/A	N/A	4.307	4.149	24	4.341	4.187	39
2013	N/A	N/A	N/A	N/A	N/A	N/A	4.149	5.714	19	4.187	5.774	20
2014	N/A	N/A	N/A	N/A	N/A	N/A	5.714	6.089	14	5.774	6.162	17
2015	N/A	N/A	N/A	N/A	N/A	N/A	6.089	6.283	13	6.162	6.368	16
2016	N/A	N/A	N/A	N/A	N/A	N/A	6.283	6.314	12	6.368	6.409	15
2017	N/A	N/A	N/A	N/A	N/A	N/A	6.314	7.900	8	6.409	8.032	14
2018	N/A	N/A	N/A	N/A	N/A	N/A	7.900	7.482	8	8.032	7.618	12
Invesco V.I. Core Equity Fund - Series I Shares
2009	N/A	N/A	N/A	7.902	9.958	1*	5.471	6.897	59	5.479	6.918	242
2010	N/A	N/A	N/A	9.958	10.715	1*	6.897	7.425	45	6.918	7.459	173
2011	N/A	N/A	N/A	10.715	10.517	1*	7.425	7.292	37	7.459	7.336	153
2012	N/A	N/A	N/A	10.517	11.763	1*	7.292	8.160	37	7.336	8.222	95
2013	N/A	N/A	N/A	11.763	14.932	1*	8.160	10.364	25	8.222	10.458	66
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.364	11.014	12	10.458	11.130	56
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.014	10.198	10	11.130	10.321	41
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.198	11.050	9	10.321	11.200	38
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.050	12.289	6	11.200	12.475	34
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.289	10.941	6	12.475	11.123	27
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series I Shares
2009	N/A	N/A	N/A	12.243	16.262	1*	7.459	9.913	14	7.595	10.109	60
2010	N/A	N/A	N/A	16.262	18.027	1*	9.913	10.994	11	10.109	11.229	47
2011	N/A	N/A	N/A	18.027	16.511	1*	10.994	10.075	9	11.229	10.305	23
2012	N/A	N/A	N/A	16.511	18.736	1*	10.075	11.438	9	10.305	11.717	18
2013	N/A	N/A	N/A	18.736	21.900	1*	11.438	13.377	8	11.717	13.723	17
2014	N/A	N/A	N/A	21.900	21.581	1*	13.377	13.188	4	13.723	13.550	12
2015	N/A	N/A	N/A	21.581	20.699	1*	13.188	12.656	4	13.550	13.023	13
2016	N/A	N/A	N/A	20.699	20.238	1*	12.656	12.380	4	13.023	12.758	11
2017	N/A	N/A	N/A	20.238	24.450	1*	12.380	14.966	4	12.758	15.444	10
2018	N/A	N/A	N/A	24.450	20.418	1*	14.966	12.501	4	15.444	12.923	9
Janus Henderson Balanced Portfolio - Service Shares
2009	N/A	N/A	N/A	N/A	N/A	N/A	11.928	14.719	3	12.057	14.901	40
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.719	15.639	3	14.901	15.855	24
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.639	15.575	2	15.855	15.815	20
2012	N/A	N/A	N/A	N/A	N/A	N/A	15.575	17.352	2	15.815	17.646	9
2013	N/A	N/A	N/A	N/A	N/A	N/A	17.352	20.428	2	17.646	20.805	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	20.428	21.727	5	20.805	22.161	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	21.727	21.438	5	22.161	21.899	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	21.438	21.977	5	21.899	22.483	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	21.977	25.512	5	22.483	26.139	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	25.512	25.178	5	26.139	25.835	1*
A-7

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Henderson Enterprise Portfolio - Service Shares
2009	10.121	14.351	1*	N/A	N/A	N/A	10.193	14.467	2	10.304	14.647	12
2010	14.351	17.684	1*	N/A	N/A	N/A	14.467	17.845	1*	14.647	18.094	4
2011	17.684	17.073	1*	N/A	N/A	N/A	17.845	17.245	1*	18.094	17.512	6
2012	17.073	19.607	1*	N/A	N/A	N/A	17.245	19.825	1*	17.512	20.162	6
2013	19.607	25.414	1*	N/A	N/A	N/A	19.825	25.723	1*	20.162	26.199	1*
2014	25.414	28.002	1*	N/A	N/A	N/A	25.723	28.371	1*	26.199	28.940	1*
2015	28.002	28.525	1*	N/A	N/A	N/A	28.371	28.928	1*	28.940	29.553	1*
2016	28.525	31.391	1*	N/A	N/A	N/A	28.928	31.866	1*	29.553	32.605	1*
2017	31.391	39.163	1*	N/A	N/A	N/A	N/A	N/A	N/A	32.605	40.779	1*
2018	39.163	38.187	1*	N/A	N/A	N/A	N/A	N/A	N/A	40.779	39.864	1*
Janus Henderson Global Research Portfolio - Service Shares
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.348	9.922	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.922	11.263	1*	10.046	11.420	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.420	9.667	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.667	11.403	1*
2013	N/A	N/A	N/A	13.244	14.024	1*	N/A	N/A	N/A	11.403	14.373	4
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.373	15.160	4
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.160	14.542	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.542	14.571	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.571	18.166	4
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.166	16.612	4
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.888	11.197	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.700	12.194	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2009	8.481	8.733	1*	N/A	N/A	N/A	6.448	8.765	2	6.474	8.813	32
2010	8.733	10.835	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.813	10.961	27
2011	10.835	11.065	1*	N/A	N/A	N/A	10.886	11.127	1*	10.961	11.221	17
2012	11.065	12.844	1*	N/A	N/A	N/A	11.127	12.929	1*	11.221	13.058	8
2013	12.844	17.660	1*	N/A	N/A	N/A	12.929	17.795	3	13.058	17.999	19
2014	17.660	18.178	1*	N/A	N/A	N/A	17.795	18.335	3	17.999	18.573	6
2015	18.178	16.993	1*	N/A	N/A	N/A	N/A	N/A	N/A	18.573	17.406	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.406	18.084	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.084	22.645	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	22.645	21.409	1*
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(11)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-8

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.907	10.408	1*
2014	N/A	N/A	N/A	10.517	10.153	1*	N/A	N/A	N/A	10.408	10.186	1*
2015	N/A	N/A	N/A	10.153	9.507	1*	9.536	9.520	4	10.186	9.557	7
2016	N/A	N/A	N/A	9.507	9.571	1*	N/A	N/A	N/A	9.557	9.641	1*
2017	N/A	N/A	N/A	9.571	10.604	1*	N/A	N/A	N/A	9.641	10.703	1*
2018	N/A	N/A	N/A	10.604	9.627	1*	N/A	N/A	N/A	10.703	9.736	1*
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.086	11.083	1*	10.090	11.092	6	10.099	11.119	7
2012	N/A	N/A	N/A	11.083	11.565	5	11.092	11.580	5	11.119	11.626	5
2013	11.250	10.367	1*	11.565	10.385	5	11.580	10.404	34	11.626	10.461	119
2014	10.367	10.470	1*	10.385	10.494	5	10.404	10.518	29	10.461	10.592	97
2015	10.470	9.968	1*	10.494	9.996	5	10.518	10.024	27	10.592	10.109	64
2016	N/A	N/A	N/A	9.996	10.144	5	10.024	10.178	9	10.109	10.280	56
2017	N/A	N/A	N/A	10.144	10.156	4	10.178	10.195	6	10.280	10.312	31
2018	N/A	N/A	N/A	10.156	9.977	4	10.195	10.019	2	10.312	10.151	27
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.358	9.827	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.827	10.508	5
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.508	12.473	4
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.473	11.889	8
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	9.423	12.788	1*	9.449	12.830	2	9.530	12.958	3
2010	N/A	N/A	N/A	12.788	13.951	1*	12.830	14.004	2	12.958	14.165	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.004	12.945	1*	14.165	13.114	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.945	14.769	1*	13.114	14.984	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.769	18.168	1*	14.984	18.460	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.168	18.761	1*	18.460	19.091	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	18.761	18.636	1*	19.091	18.993	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	18.636	18.027	1*	18.993	18.400	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.400	22.783	4
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	22.783	21.401	3
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.435	7.907	2	5.394	7.859	22
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.859	9.818	18
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.818	8.905	16
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.905	9.308	12
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.308	11.407	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.407	10.379	13
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.379	9.761	13
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.761	9.798	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.798	12.077	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.077	11.901	1*
A-9

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Clarion Global Real Estate Fund - Service Class
2009	6.133	6.288	1*	N/A	N/A	N/A	4.667	6.305	5	4.678	6.330	23
2010	6.288	7.264	1*	N/A	N/A	N/A	6.305	7.290	4	6.330	7.329	23
2011	7.264	6.495	1*	N/A	N/A	N/A	7.290	6.525	5	7.329	6.571	24
2012	6.495	7.932	1*	7.302	7.954	2	6.525	7.976	4	6.571	8.044	16
2013	7.932	8.023	1*	7.954	8.049	2	7.976	8.076	5	8.044	8.157	14
2014	8.023	8.947	1*	8.049	8.981	2	8.076	9.015	3	8.157	9.119	10
2015	8.947	8.654	1*	8.981	8.691	2	9.015	8.729	3	9.119	8.843	9
2016	N/A	N/A	N/A	8.691	8.617	2	8.729	8.658	1*	8.843	8.784	6
2017	N/A	N/A	N/A	8.617	9.359	2	8.658	9.409	1*	8.784	9.560	3
2018	N/A	N/A	N/A	9.359	8.404	2	9.409	8.453	1*	9.560	8.602	3
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Standard Class
2009	12.165	14.200	26	12.185	14.229	52	13.775	16.094	146	13.949	16.323	772
2010	14.200	15.123	17	14.229	15.162	51	16.094	17.158	129	16.323	17.427	597
2011	15.123	15.980	13	15.162	16.029	50	17.158	18.148	104	17.427	18.461	391
2012	15.980	16.723	12	16.029	16.784	59	18.148	19.012	90	18.461	19.368	318
2013	16.723	16.038	12	16.784	16.104	58	19.012	18.251	69	19.368	18.621	257
2014	16.038	16.685	11	16.104	16.762	55	18.251	19.006	45	18.621	19.421	207
2015	16.685	16.442	11	16.762	16.526	48	19.006	18.749	41	19.421	19.186	162
2016	16.442	16.581	10	16.526	16.674	48	18.749	18.925	36	19.186	19.396	146
2017	16.581	16.988	2	16.674	17.092	48	18.925	19.410	32	19.396	19.923	122
2018	16.988	16.538	2	17.092	16.648	48	19.410	18.915	28	19.923	19.444	76
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.028	9.801	1*	10.031	9.809	1*	10.040	9.833	4
2012	N/A	N/A	N/A	9.801	10.007	6	N/A	N/A	N/A	9.833	10.060	2
2013	N/A	N/A	N/A	10.007	9.878	3	9.903	9.896	13	10.060	9.950	13
2014	N/A	N/A	N/A	9.878	9.737	7	9.896	9.760	12	9.950	9.828	3
2015	N/A	N/A	N/A	9.737	9.471	4	9.760	9.497	11	9.828	9.578	1*
2016	N/A	N/A	N/A	9.471	9.488	2	9.497	9.520	11	9.578	9.615	3
2017	N/A	N/A	N/A	9.488	9.531	2	9.520	9.568	10	9.615	9.678	3
2018	N/A	N/A	N/A	9.531	9.363	2	9.568	9.404	9	9.678	9.526	3
LVIP Delaware Social Awareness Fund - Standard Class
2009	9.936	12.680	1*	9.975	12.736	1*	10.528	13.449	3	10.120	12.948	28
2010	12.680	13.888	1*	12.736	13.957	1*	13.449	14.745	2	12.948	14.217	21
2011	13.888	13.720	1*	N/A	N/A	N/A	14.745	14.582	2	14.217	14.080	15
2012	13.720	15.527	1*	N/A	N/A	N/A	14.582	16.518	2	14.080	15.974	7
2013	15.527	20.682	1*	N/A	N/A	N/A	16.518	22.025	2	15.974	21.332	6
2014	20.682	23.389	1*	N/A	N/A	N/A	22.025	24.933	2	21.332	24.184	6
2015	23.389	22.809	1*	N/A	N/A	N/A	24.933	24.338	2	24.184	23.643	5
2016	22.809	23.877	1*	N/A	N/A	N/A	24.338	25.503	2	23.643	24.812	4
2017	23.877	28.173	1*	N/A	N/A	N/A	25.503	30.122	1*	24.812	29.350	4
2018	28.173	26.394	1*	N/A	N/A	N/A	30.122	28.248	1*	29.350	27.566	6
LVIP Delaware Special Opportunities Fund - Service Class
2009	6.966	7.220	1*	N/A	N/A	N/A	5.667	7.239	3	5.681	7.268	4
2010	7.220	9.227	1*	N/A	N/A	N/A	7.239	9.261	3	7.268	9.311	8
2011	9.227	8.557	1*	N/A	N/A	N/A	9.261	8.596	1*	9.311	8.656	7
2012	8.557	9.621	1*	N/A	N/A	N/A	8.596	9.675	1*	8.656	9.757	4
2013	9.621	12.591	1*	N/A	N/A	N/A	9.675	12.675	1*	9.757	12.801	3
2014	12.591	13.257	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.801	13.512	2
2015	13.257	13.002	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.512	13.286	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.286	15.688	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.688	18.116	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.116	15.146	4
A-10

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Wealth Builder Fund - Service Class(7)
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.118	13.090	4	10.204	13.221	11
2010	N/A	N/A	N/A	N/A	N/A	N/A	13.090	14.433	3	13.221	14.599	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.433	13.860	3	14.599	14.041	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	13.860	15.392	3	14.041	15.616	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	15.392	18.141	3	15.616	18.432	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.141	18.553	3	18.432	18.879	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	18.553	17.944	3	18.879	18.286	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	17.944	18.577	3	18.286	18.960	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	18.577	20.447	3	18.960	20.901	3
2018	N/A	N/A	N/A	N/A	N/A	N/A	20.447	18.995	4	20.901	19.446	1*
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.938	9.677	5
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.677	10.937	7
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.937	9.930	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.504	9.174	7
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.174	10.161	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.161	10.084	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.084	11.404	15
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.404	14.904	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.904	16.542	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.542	15.898	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.898	17.837	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17.837	21.145	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	21.145	19.227	3
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.651	13.674	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.674	14.054	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.054	12.746	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.746	13.905	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.905	16.267	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.267	14.725	1*
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.235	10.344	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.452	10.102	3	10.374	10.173	5
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.102	10.110	1*	10.173	10.196	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.110	10.201	1*	10.196	10.304	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.201	9.985	1*	10.304	10.100	1*
A-11

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.271	11.055	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.055	11.511	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.986	7.529	5
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.529	7.877	5
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.877	7.493	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.493	8.916	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.916	10.497	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.497	10.100	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.100	9.119	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.119	9.168	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.168	10.927	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.927	9.746	2
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	9.647	11.349	19	9.323	11.427	137
2010	11.297	12.225	3	N/A	N/A	N/A	N/A	N/A	N/A	11.427	12.396	75
2011	12.225	12.412	3	12.259	12.453	15	12.293	12.494	1*	12.396	12.617	64
2012	12.412	13.342	3	N/A	N/A	N/A	12.494	13.444	2	12.617	13.597	33
2013	13.342	14.338	2	N/A	N/A	N/A	N/A	N/A	N/A	13.597	14.649	22
2014	14.338	14.840	2	N/A	N/A	N/A	N/A	N/A	N/A	14.649	15.199	21
2015	14.840	14.243	2	N/A	N/A	N/A	14.454	14.394	7	15.199	14.624	28
2016	14.243	14.646	2	N/A	N/A	N/A	N/A	N/A	N/A	14.624	15.076	20
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.076	16.353	17
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.353	15.339	13
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.363	10.577	16	8.408	10.650	52
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.577	11.685	14	10.650	11.783	51
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.685	11.454	13	11.783	11.568	32
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.454	12.255	13	11.568	12.395	26
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.255	13.639	7	12.395	13.816	28
2014	N/A	N/A	N/A	13.195	13.766	2	13.639	13.832	7	13.816	14.032	24
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.832	13.058	6	14.032	13.267	19
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.058	13.407	6	13.267	13.642	16
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.407	15.196	5	13.642	15.485	16
2018	N/A	N/A	N/A	N/A	N/A	N/A	15.196	13.953	5	15.485	14.240	14
LVIP Global Income Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.330	10.665	1*	10.166	10.673	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.665	11.467	2	10.673	11.492	10
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.467	11.361	1*	11.492	11.404	8
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.404	12.056	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.056	11.501	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.501	11.509	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.509	11.070	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.070	10.922	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.922	11.263	3
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.263	11.268	3
A-12

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.852	11.111	1*	8.900	11.187	65
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.111	12.193	14	11.187	12.296	144
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.193	12.091	14	12.296	12.211	55
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.211	13.137	50
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.137	14.426	111
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.426	14.748	106
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.748	13.989	107
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.989	14.328	68
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.328	16.080	66
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.080	14.927	66
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.595	10.865	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.865	10.196	1*
LVIP Government Money Market Fund - Standard Class
2009	10.465	10.317	2	10.519	10.362	1*	10.989	10.831	284	11.128	10.985	832
2010	10.317	10.133	2	10.362	10.182	1*	10.831	10.648	162	10.985	10.815	467
2011	10.133	9.950	2	10.182	10.004	6	10.648	10.466	149	10.815	10.647	284
2012	9.950	9.770	2	10.004	9.828	6	10.466	10.287	117	10.647	10.481	157
2013	9.770	9.593	2	9.828	9.655	1*	10.287	10.111	110	10.481	10.317	140
2014	9.593	9.420	2	9.655	9.485	3	10.111	9.938	74	10.317	10.156	107
2015	9.420	9.249	2	9.485	9.318	2	9.938	9.768	70	10.156	9.997	89
2016	9.249	9.082	2	9.318	9.154	1*	9.768	9.602	68	9.997	9.841	75
2017	9.082	8.952	2	9.154	9.028	1*	9.602	9.474	67	9.841	9.725	62
2018	8.952	8.911	2	9.028	8.990	1*	9.474	9.439	29	9.725	9.704	56
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.032	10.434	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.795	10.877	3	10.805	10.903	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.877	12.252	2	10.903	12.300	16
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.252	12.798	3	12.300	12.868	12
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.798	12.901	2	12.868	12.991	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.901	12.148	2	12.991	12.251	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.148	13.486	10	12.251	13.621	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.486	14.115	8	13.621	14.278	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	14.115	13.440	1*	14.278	13.616	3
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.067	7.424	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.424	9.093	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.093	8.769	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.769	9.792	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.792	11.937	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.937	12.669	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.669	11.475	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.475	12.391	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.391	13.951	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.951	12.079	1*
A-13

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.689	10.049	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.049	9.163	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.163	9.006	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.006	8.726	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.726	11.044	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.044	9.950	1*
LVIP MFS International Growth Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.575	7.423	1*	5.588	7.452	21
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.423	8.230	1*	7.452	8.275	15
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.230	7.270	1*	8.275	7.321	8
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.270	8.509	1*	7.321	8.581	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	8.509	9.476	1*	8.581	9.570	11
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.476	8.819	1*	9.570	8.920	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	8.819	8.757	1*	8.920	8.870	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.757	8.726	1*	8.870	8.852	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	8.726	11.278	1*	8.852	11.459	3
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.278	10.145	1*	11.459	10.323	3
LVIP MFS Value Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.438	7.634	32	6.454	7.664	12
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.634	8.351	29	7.664	8.396	15
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.351	8.177	28	8.396	8.233	11
2012	N/A	N/A	N/A	9.064	9.297	6	8.177	9.324	27	8.233	9.402	6
2013	N/A	N/A	N/A	9.297	12.384	6	9.324	12.426	16	9.402	12.549	7
2014	N/A	N/A	N/A	12.384	13.408	6	12.426	13.460	14	12.549	13.614	6
2015	N/A	N/A	N/A	13.408	13.064	6	13.460	13.121	13	13.614	13.292	4
2016	N/A	N/A	N/A	13.064	14.599	6	13.121	14.671	12	13.292	14.883	3
2017	N/A	N/A	N/A	14.599	16.825	5	14.671	16.915	13	14.883	17.186	3
2018	N/A	N/A	N/A	16.825	14.835	5	16.915	14.922	6	17.186	15.184	3
LVIP Mondrian International Value Fund - Standard Class
2009	15.283	18.189	1*	15.346	18.273	1*	15.400	18.346	5	15.559	18.564	43
2010	18.189	18.295	1*	18.273	18.389	1*	18.346	18.472	4	18.564	18.719	33
2011	18.295	17.203	1*	N/A	N/A	N/A	18.472	17.386	3	18.719	17.645	27
2012	17.203	18.511	1*	N/A	N/A	N/A	17.386	18.728	3	17.645	19.035	23
2013	18.511	22.141	1*	N/A	N/A	N/A	18.728	22.422	3	19.035	22.825	27
2014	22.141	21.183	1*	N/A	N/A	N/A	22.422	21.474	2	22.825	21.892	22
2015	21.183	20.007	1*	23.147	20.160	1*	21.474	20.301	2	21.892	20.727	21
2016	20.007	20.428	1*	20.160	20.594	1*	20.301	20.749	2	20.727	21.217	17
2017	20.428	24.333	1*	20.594	24.543	1*	20.749	24.742	1*	21.217	25.336	9
2018	24.333	21.145	1*	24.543	21.339	1*	24.742	21.521	1*	25.336	22.072	10
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.976	9.900	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.900	9.880	7
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.945	9.915	15	9.880	9.954	7
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.915	9.882	15	9.954	9.936	3
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.936	9.867	2
A-14

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Bond Index Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.451	10.707	24	10.459	10.732	61
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.707	11.122	18	10.732	11.164	85
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.122	11.709	12	11.164	11.771	62
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.709	11.920	12	11.771	12.001	19
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.920	11.383	13	12.001	11.478	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.383	11.799	14	11.478	11.915	14
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.799	11.595	10	11.915	11.726	16
2016	N/A	N/A	N/A	N/A	N/A	N/A	11.595	11.626	10	11.726	11.775	17
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.626	11.758	10	11.775	11.927	20
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.758	11.487	8	11.927	11.670	11
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.441	10.526	11
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.526	11.273	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.273	11.818	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.818	12.150	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.150	11.815	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.815	12.179	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.179	13.237	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.385	10.459	1*	N/A	N/A	N/A	10.394	10.489	1*
2012	N/A	N/A	N/A	10.459	11.103	1*	N/A	N/A	N/A	10.489	11.157	2
2013	N/A	N/A	N/A	11.103	11.647	1*	N/A	N/A	N/A	11.157	11.727	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.727	12.150	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.150	11.705	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.705	12.277	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.277	13.221	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.221	12.327	1*
LVIP SSGA Developed International 150 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.279	8.871	4	6.260	8.892	18
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.871	9.327	5	8.892	9.363	15
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.327	8.033	3	9.363	8.076	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.033	8.948	3	8.076	9.010	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	8.948	10.553	3	9.010	10.641	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.553	10.437	4	10.641	10.540	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.437	9.791	4	10.540	9.902	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.791	10.532	4	9.902	10.668	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.532	12.756	3	10.668	12.940	3
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.756	10.599	3	12.940	10.768	3
LVIP SSGA Emerging Markets 100 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.818	11.259	2	6.052	11.285	16
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.259	14.100	2	11.285	14.154	20
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.100	11.755	2	14.154	11.818	20
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.755	12.982	2	11.818	13.071	11
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.982	12.364	2	13.071	12.468	8
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.364	11.711	2	12.468	11.827	4
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.711	9.522	1*	11.827	9.631	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.522	10.776	1*	9.631	10.915	3
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.776	13.078	1*	10.915	13.267	3
2018	N/A	N/A	N/A	N/A	N/A	N/A	13.078	11.240	1*	13.267	11.420	3
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-15

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.889	10.114	4	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.114	10.781	3	10.184	10.872	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.781	10.590	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.590	11.539	4	11.604	11.670	19
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.670	12.580	20
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.580	12.840	20
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.189	8.010	2	6.397	8.028	16
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.010	8.405	4	8.028	8.436	20
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.405	7.219	4	8.436	7.257	12
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.219	8.358	4	7.257	8.414	4
2013	8.509	9.857	1*	9.189	9.885	1*	8.358	9.912	13	8.414	9.994	19
2014	9.857	9.089	1*	9.885	9.118	1*	9.912	9.148	11	9.994	9.238	17
2015	9.089	8.791	1*	9.118	8.824	1*	9.148	8.858	10	9.238	8.958	29
2016	8.791	8.694	1*	8.824	8.731	1*	8.858	8.768	10	8.958	8.881	29
2017	8.694	10.615	1*	8.731	10.666	1*	8.768	10.717	8	8.881	10.871	28
2018	10.615	8.970	1*	10.666	9.017	1*	10.717	9.065	8	10.871	9.209	13
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.752	9.240	5	6.973	9.261	24
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.240	10.795	6	9.261	10.836	27
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.795	10.827	4	10.836	10.884	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.827	11.910	4	10.884	11.991	8
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.910	15.858	4	11.991	15.990	7
2014	N/A	N/A	N/A	N/A	N/A	N/A	15.858	18.144	3	15.990	18.323	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	18.144	16.954	2	18.323	17.147	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	16.954	20.196	2	17.147	20.456	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	20.196	23.511	1*	20.456	23.849	4
2018	N/A	N/A	N/A	N/A	N/A	N/A	23.511	20.485	1*	23.849	20.811	4
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.183	10.884	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.884	11.379	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.623	12.499	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.499	10.874	1*
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-16

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.926	12.382	2	11.942	12.403	27	11.959	12.425	59	11.632	12.488	341
2014	12.382	12.798	2	12.403	12.827	27	12.425	12.855	41	12.488	12.941	302
2015	12.798	12.194	2	12.827	12.227	27	12.855	12.260	29	12.941	12.360	249
2016	12.194	13.048	2	12.227	13.090	27	12.260	13.133	27	12.360	13.260	220
2017	13.048	14.457	1*	13.090	14.510	28	13.133	14.565	22	13.260	14.727	217
2018	14.457	13.148	1*	14.510	13.203	28	14.565	13.259	19	14.727	13.427	205
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.716	11.437	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.437	12.890	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.890	13.161	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.161	12.656	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.656	13.341	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.341	15.318	5
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.318	13.921	5
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.848	13.371	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.371	12.668	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.668	13.739	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.739	15.496	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.496	13.965	1*
LVIP SSGA S&P 500 Index Fund - Standard Class
2009	N/A	N/A	N/A	7.001	8.672	1*	6.799	8.692	5	7.051	8.751	42
2010	N/A	N/A	N/A	8.672	9.772	1*	8.692	9.799	7	8.751	9.881	36
2011	N/A	N/A	N/A	9.772	9.775	1*	9.799	9.807	5	9.881	9.904	22
2012	N/A	N/A	N/A	9.775	11.103	1*	9.807	11.145	4	9.904	11.272	7
2013	12.933	14.333	6	11.103	14.394	25	11.145	14.456	98	11.272	14.643	342
2014	14.333	15.959	6	14.394	16.036	25	14.456	16.113	54	14.643	16.346	294
2015	15.959	15.850	6	16.036	15.934	22	16.113	16.019	50	16.346	16.275	275
2016	15.850	17.389	6	15.934	17.490	23	16.019	17.592	48	16.275	17.900	256
2017	17.389	20.754	1*	17.490	20.884	23	17.592	21.016	40	17.900	21.416	217
2018	20.754	19.427	1*	20.884	19.559	23	21.016	19.692	37	21.416	20.097	184
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.915	7.306	4	5.929	7.335	11
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.306	9.037	4	7.335	9.086	12
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.037	8.454	4	9.086	8.512	9
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.454	9.603	4	8.512	9.685	6
2013	11.139	12.896	1*	11.173	12.939	1*	9.603	12.982	20	9.685	13.111	68
2014	12.896	13.218	1*	12.939	13.269	1*	12.982	13.320	10	13.111	13.472	58
2015	13.218	12.333	1*	13.269	12.387	1*	13.320	12.440	9	13.472	12.602	35
2016	12.333	14.575	1*	12.387	14.645	1*	12.440	14.715	8	12.602	14.929	28
2017	14.575	16.300	1*	14.645	16.387	1*	14.715	16.474	6	14.929	16.738	20
2018	16.300	14.146	1*	16.387	14.229	1*	16.474	14.312	4	16.738	14.563	14
A-17

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.217	10.730	1*	7.224	10.755	5
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.730	13.436	1*	10.755	13.488	10
2011	N/A	N/A	N/A	N/A	N/A	N/A	13.436	12.879	1*	13.488	12.948	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.879	14.369	1*	12.948	14.468	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.369	18.943	1*	14.468	19.102	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.943	19.367	1*	19.102	19.559	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	19.367	17.684	1*	19.559	17.886	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	17.684	22.549	1*	17.886	22.841	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	22.549	23.503	1*	22.841	23.843	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	23.503	19.938	1*	23.843	20.257	1*
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.432	11.151	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.151	10.795	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.172	10.963	4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.963	12.286	4
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.286	10.959	4
LVIP T. Rowe Price 2010 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.413	9.521	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.521	10.418	2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.418	10.354	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.354	11.033	4
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.033	11.798	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.798	12.135	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.135	11.722	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.722	12.017	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.017	12.934	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.934	12.161	1*
LVIP T. Rowe Price 2020 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.363	9.069	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.105	10.013	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.440	8.869	12
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.869	9.798	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.798	9.564	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-18

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.382	7.927	1*	5.665	7.958	55
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.927	9.069	1*	7.958	9.119	35
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.069	8.743	1*	9.119	8.804	26
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.743	10.139	1*	8.804	10.225	25
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.139	13.820	3	10.225	13.958	37
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.820	14.726	2	13.958	14.895	24
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.895	16.191	18
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.191	16.116	18
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.116	21.152	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	21.152	20.532	1*
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	9.876	14.166	2	9.960	14.308	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.166	17.827	4	14.308	18.032	2
2011	N/A	N/A	N/A	N/A	N/A	N/A	17.827	16.797	1*	18.032	17.016	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	16.797	19.149	1*	17.016	19.428	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	19.149	25.301	2	19.428	25.707	5
2014	N/A	N/A	N/A	N/A	N/A	N/A	25.301	27.672	1*	25.707	28.159	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	27.672	27.694	1*	28.159	28.224	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	27.694	29.197	1*	28.224	29.800	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	29.800	36.494	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	36.494	34.727	1*
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.754	16.073	7
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16.073	18.962	7
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.962	17.696	6
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.190	11.009	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.009	10.305	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.305	9.818	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.818	9.996	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.996	12.591	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.591	10.543	1*
LVIP VIP Mid Cap Managed Volatility(12)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.327	8.094	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.094	9.438	1*	8.126	9.490	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.438	8.417	1*	9.490	8.476	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.417	9.823	1*	8.476	9.907	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.823	13.096	1*	9.907	13.227	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.227	14.462	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.462	15.534	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.534	15.265	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	17.328	20.036	4	15.265	20.360	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	20.360	20.258	2
A-19

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Mid-Cap Value Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.016	7.003	7	5.028	7.031	11
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.003	8.505	7	7.031	8.551	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.505	7.559	4	8.551	7.612	7
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.559	9.197	7	7.612	9.275	22
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.197	12.094	3	9.275	12.215	8
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.094	12.837	3	12.215	12.985	10
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.837	12.393	3	12.985	12.554	7
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.393	13.734	1*	12.554	13.934	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.734	15.271	1*	13.934	15.516	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.516	13.017	2
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2009	N/A	N/A	N/A	9.165	12.361	1*	4.039	5.451	17	4.091	5.529	143
2010	N/A	N/A	N/A	12.361	13.965	1*	5.451	6.161	16	5.529	6.259	65
2011	N/A	N/A	N/A	N/A	N/A	N/A	6.161	6.021	10	6.259	6.125	62
2012	N/A	N/A	N/A	N/A	N/A	N/A	6.021	6.926	10	6.125	7.057	61
2013	N/A	N/A	N/A	N/A	N/A	N/A	6.926	9.290	9	7.057	9.480	53
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.290	9.922	7	9.480	10.139	40
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.922	10.461	7	10.139	10.707	15
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.461	10.504	7	10.707	10.767	15
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.504	13.530	6	10.767	13.889	14
2018	N/A	N/A	N/A	N/A	N/A	N/A	13.530	13.616	6	13.889	13.999	15
MFS® VIT II Core Equity Portfolio - Service Class(10)
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.236	10.718	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.718	12.327	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.327	11.976	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.976	13.665	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.665	18.052	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.052	19.714	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.714	19.319	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.319	21.117	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	21.117	25.875	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	25.875	24.428	1*
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.274	19.645	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19.645	21.658	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	21.658	20.063	1*
MFS® VIT Total Return Series -Service Class(9)
2009	10.528	12.167	2	10.213	11.809	29	10.903	12.613	80	11.041	12.792	456
2010	12.167	13.094	2	11.809	12.715	28	12.613	13.588	66	12.792	13.801	376
2011	13.094	13.058	2	12.715	12.686	23	13.588	13.564	56	13.801	13.797	314
2012	13.058	14.220	2	12.686	13.822	21	13.564	14.786	50	13.797	15.063	272
2013	14.220	15.734	1*	13.822	15.296	21	14.786	16.366	51	15.063	16.682	268
MFS® VIT Utilities Series - Service Class
2009	14.214	18.540	4	13.559	17.694	8	10.682	13.947	27	10.818	14.146	350
2010	18.540	20.660	1*	17.694	19.726	8	13.947	15.556	21	14.146	15.803	250
2011	20.660	21.600	1*	19.726	20.635	7	15.556	16.281	14	15.803	16.563	187
2012	21.600	24.006	1*	20.635	22.945	8	16.281	18.112	14	16.563	18.454	127
2013	24.006	28.330	1*	22.945	27.091	8	18.112	21.396	19	18.454	21.833	96
2014	28.330	31.278	1*	27.091	29.925	8	21.396	23.646	8	21.833	24.165	91
2015	31.278	26.173	1*	29.925	25.053	8	23.646	19.807	8	24.165	20.271	59
2016	26.173	28.580	1*	25.053	27.371	8	19.807	21.651	7	20.271	22.191	54
2017	28.580	32.123	1*	27.371	30.779	8	21.651	24.359	4	22.191	25.004	40
2018	32.123	31.789	1*	30.779	30.475	8	24.359	24.130	4	25.004	24.807	31
A-20

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Neuberger Berman AMT Mid Cap Growth(1)
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.114	13.079	3	10.225	13.243	26
2010	N/A	N/A	N/A	N/A	N/A	N/A	13.079	16.592	2	13.243	16.825	19
2011	N/A	N/A	N/A	N/A	N/A	N/A	16.592	16.381	2	16.825	16.636	13
2012	N/A	N/A	N/A	N/A	N/A	N/A	16.381	18.095	2	16.636	18.405	10
2013	N/A	N/A	N/A	N/A	N/A	N/A	18.095	20.653	2	18.405	21.018	9
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2009	10.145	14.595	1*	10.180	14.654	1*	10.219	14.717	1*	10.330	14.899	16
2010	14.595	18.080	1*	14.654	18.161	1*	14.717	18.249	1*	14.899	18.502	11
2011	18.080	16.595	1*	N/A	N/A	N/A	18.249	16.767	1*	18.502	17.025	8
2012	16.595	18.821	1*	N/A	N/A	N/A	16.767	19.034	1*	17.025	19.356	7
2013	18.821	25.321	1*	N/A	N/A	N/A	19.034	25.635	1*	19.356	26.107	7
2014	25.321	28.297	1*	N/A	N/A	N/A	25.635	28.676	1*	26.107	29.248	6
2015	28.297	25.462	1*	N/A	N/A	N/A	28.676	25.829	1*	29.248	26.384	5
2016	25.462	29.037	1*	N/A	N/A	N/A	25.829	29.484	1*	26.384	30.163	4
2017	29.037	33.275	1*	N/A	N/A	N/A	N/A	N/A	N/A	30.163	34.652	2
2018	33.275	27.675	1*	N/A	N/A	N/A	N/A	N/A	N/A	34.652	28.893	2
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.877	12.503	4
2010	N/A	N/A	N/A	12.487	15.239	4	12.491	15.251	6	12.503	15.288	8
2011	N/A	N/A	N/A	15.239	13.837	2	15.251	13.856	2	15.288	13.910	6
2012	N/A	N/A	N/A	13.837	14.287	2	13.856	14.313	2	13.910	14.391	1*
2013	N/A	N/A	N/A	14.287	11.967	1*	N/A	N/A	N/A	14.391	12.079	1*
2014	N/A	N/A	N/A	11.967	9.565	1*	N/A	N/A	N/A	12.079	9.673	1*
2015	N/A	N/A	N/A	9.565	6.983	1*	N/A	N/A	N/A	9.673	7.077	1*
2016	N/A	N/A	N/A	6.983	7.879	1*	N/A	N/A	N/A	7.077	8.000	1*
2017	N/A	N/A	N/A	7.879	7.897	1*	N/A	N/A	N/A	8.000	8.034	1*
2018	N/A	N/A	N/A	7.897	6.654	1*	N/A	N/A	N/A	8.034	6.784	1*
Putnam VT Equity Income Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	19.061	21.213	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	21.213	19.075	8	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2009	N/A	N/A	N/A	9.026	11.170	1*	9.058	11.215	1*	9.155	11.353	7
2010	N/A	N/A	N/A	11.170	11.241	1*	11.215	11.292	1*	11.353	11.448	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.292	10.965	1*	11.448	11.134	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.965	13.175	1*	11.134	13.397	1*
2013	N/A	N/A	N/A	16.803	18.230	1*	13.175	18.340	1*	13.397	18.678	1*
2014	N/A	N/A	N/A	18.230	22.855	1*	18.340	23.004	1*	18.678	23.463	5
2015	N/A	N/A	N/A	22.855	24.195	1*	23.004	24.365	1*	23.463	24.888	5
2016	N/A	N/A	N/A	24.195	21.066	2	24.365	21.224	1*	24.888	21.713	4
2017	N/A	N/A	N/A	21.066	23.855	2	21.224	24.048	1*	21.713	24.637	4
2018	N/A	N/A	N/A	23.855	23.290	2	24.048	23.489	1*	24.637	24.102	4
Putnam VT Growth & Income(13)
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.740	9.874	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.874	11.097	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.097	10.399	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.399	12.174	2	11.544	12.378	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.174	16.231	6	12.378	16.528	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	16.231	17.661	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	17.661	16.048	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	16.048	18.138	4	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-21

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Templeton Global Bond VIP Fund - Class 2
2009	N/A	N/A	N/A	12.425	14.484	1*	12.447	14.517	21	12.514	14.617	118
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.517	16.326	15	14.617	16.463	102
2011	N/A	N/A	N/A	N/A	N/A	N/A	16.326	15.903	12	16.463	16.061	83
2012	N/A	N/A	N/A	N/A	N/A	N/A	15.903	17.982	11	16.061	18.187	68
2013	N/A	N/A	N/A	N/A	N/A	N/A	17.982	17.958	13	18.187	18.190	50
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.958	17.970	12	18.190	18.230	47
2015	N/A	N/A	N/A	N/A	N/A	N/A	17.970	16.898	9	18.230	17.168	41
2016	N/A	N/A	N/A	N/A	N/A	N/A	16.898	17.092	6	17.168	17.392	36
2017	N/A	N/A	N/A	N/A	N/A	N/A	17.092	17.119	5	17.392	17.445	37
2018	N/A	N/A	N/A	N/A	N/A	N/A	17.119	17.148	4	17.445	17.501	36
Templeton Growth VIP Fund - Class 2
2009	9.593	12.346	1*	8.959	11.536	2	8.560	11.028	11	8.669	11.185	50
2010	12.346	13.016	1*	11.536	12.168	2	11.028	11.638	9	11.185	11.821	36
2011	13.016	11.886	1*	12.168	11.117	2	11.638	10.638	9	11.821	10.822	17
2012	11.886	14.127	1*	11.117	13.219	2	10.638	12.656	12	10.822	12.894	14
2013	14.127	18.142	1*	13.219	16.984	1*	12.656	16.269	11	12.894	16.600	14
2014	18.142	17.308	1*	16.984	16.212	1*	16.269	15.537	11	16.600	15.877	12
2015	17.308	15.888	1*	16.212	14.889	1*	15.537	14.277	7	15.877	14.611	10
2016	15.888	17.097	1*	14.889	16.031	1*	14.277	15.379	4	14.611	15.763	10
2017	17.097	19.889	1*	16.031	18.658	1*	15.379	17.908	4	15.763	18.382	10
2018	19.889	16.625	1*	18.658	15.604	1*	17.908	14.984	4	18.382	15.404	10
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10) Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
(11) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(12) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
(13) Effective May 15, 2017, the Putnam Growth & Income Fund was reorganized into the Putnam Equity Income Fund.
A-22

Appendix B — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between October 3, 2016 and April 18, 2018.
Single & Joint Life Option**	Single & Joint Life Option**
Age	GIB Percentage*
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

B-1

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3

SAI 1

Lincoln ChoicePlusSM Bonus
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2019. You may obtain a copy of the Lincoln ChoicePlusSM Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life Variable Annuity Account N, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $433,441,077, $485,694,075 and $561,871,495 to LFN and Selling Firms in 2016, 2017 and 2018 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4.00% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the
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value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio
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rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

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Prospectus 2

Lincoln ChoicePlusSM II Bonus
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2019
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
We offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund

1

AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio*
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio*
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP Portfolio
DWS Small Cap Index VIP Portfolio
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio*
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Henderson Balanced Portfolio*
Janus Henderson Enterprise Portfolio*
Janus Henderson Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
(formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
2

LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Equity Income Fund*
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund*
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write:
3

The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
4

5

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount, minus Purchase Payments and corresponding Bonus Credits, received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—The additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which a 5% Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under

6

your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. On or after October 13, 2009, the only available Living Benefit Rider that you may elect is i4LIFE® Advantage with or without the Guaranteed Income Benefit.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current Guaranteed Income Benefit percentages under i4LIFE® Advantage Select Guaranteed Income Benefit.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
•	Effective June 15, 2005, the version of this product offered to Selling Group Individuals is no longer available for new sales.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
7

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	8.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over a 9-year period at the following rates: 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Estate Enhancement Benefit Rider (EEB) in Combination with 5% Step-up
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.15%
Total Separate Account Expenses	1.85%
Estate Enhanced Benefit Rider (EEB) without 5% Step-up
Mortality and Expense Risk Charge	1.65%
Administrative Charge	0.15%
Total Separate Account Expenses	1.80%
5% Step-up Death Benefit
Mortality and Expense Risk Charge	1.60%
Administrative Charge	0.15%
Total Separate Account Expenses	1.75%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.15%
Total Separate Account Expenses	1.60%

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Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.35%
Administrative Charge	0.15%
Total Separate Account Expenses	1.50%

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage:[3]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[4]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[5]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 1.25% and the administrative charge rate is 0.15% for all contracts on and after the Annuity Commencement Date.
[3]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, any Bonus Credits, any applicable step-ups and enhancements, and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[4]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[5]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements, and Resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.05%
Guarantee of Principal Death Benefit	1.90%
Account Value Death Benefit	1.85%

i4LIFE® Advantage Select Guaranteed Income Benefit:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.30%	4.50%
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Current Charge	3.00%	3.20%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	4.15%	4.35%
Current Charge	2.85%	3.05%

Account Value Death Benefit
Guaranteed Maximum Charge	4.10%	4.30%
Current Charge	2.80%	3.00%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.05%	4.05%
Current Charge	2.70%	2.90%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.90%	3.90%
Current Charge	2.55%	2.75%

Account Value Death Benefit
Guaranteed Maximum Charge	3.85%	3.85%
Current Charge	2.50%	2.70%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.55%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.40%
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.35%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information.
[3]	The current annual charge rate for the Select Guaranteed Income Benefit is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.
[4]	The current annual charge for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.

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TABLE C
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.70%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.55%
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	2.17%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.28%	2.02%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual
11

expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and i4LIFE® Advantage Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,512	$2,754	$3,802	$6,145
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$662	$1,954	$3,202	$6,145
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB with 5% Step-ups Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,383	$2,421	$3,338	$5,635
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$533	$1,621	$2,738	$5,635
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments, Bonus Credits and Persistency Credits to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities
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consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your registered representative must submit a request to our Home Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage®) for the same Contractowner, joint owner, and Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, see The Contracts – Purchase Payments. Also, see Discontinued Living Benefit Riders for additional information on any restrictions that may apply to your Living Benefit Rider.
What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
A Persistency Credit of 0.05% of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts – Persistency Credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
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What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage) or a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). On or after October 13, 2009, the only available Living Benefit Rider you may elect is i4LIFE® Advantage with or without Guaranteed Income Benefit. If you own a Living Benefit Rider, you will be subject to Investment Requirements. Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts – Living Benefit Riders. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
We reserve the right to discontinue offering any Living Benefit Riders at any time. This means that there is a chance you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit). In addition, we may make different versions of the Living Benefit Riders available.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any Bonus Credits credited to your Contract Value if you elect to cancel your contract; however, we will assume the risk of investment loss on the Bonus Credits. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
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other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
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Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
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Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
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ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	American Funds Growth Fund (Class 2): Growth of capital.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	American Funds International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc.
•	DWS Equity 500 Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.
•	DWS Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
This fund will be available on or about May 20, 2019. Consult your registered representative
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
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First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Janus Henderson Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not offered in contracts issued on or after June 6, 2005.
•	Janus Henderson Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	Janus Henderson Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation Managed Risk Fund (Service Class): Capital appreciation; a fund of funds. (formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
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•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Standard Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Standard Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.
•	LVIP Invesco Select Equity Income Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
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•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
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•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): Capital appreciation. This fund is not offered in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): Capital growth and current income. This fund is only available for contracts issued prior to May 24, 2004.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation. This fund is not offered in contracts issued on or after May 24, 2004
(1)	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
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Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
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The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge; and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Estate Enhancement Benefit rider (EEB) in combination with 5% Step-up	Estate Enhancement Benefit rider (EEB) without 5% Step-up	5% Step-up Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit (GOP)
Mortality and expense risk charge	1.70%	1.65%	1.60%	1.45%	1.35%
Administrative charge	0.15%	0.15%	0.15%	0.15%	0.15%
Total annual charge for each Subaccount	1.85%	1.80%	1.75%	1.60%	1.50%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7	8	9+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	8.50%	8.50%	8%	7%	6%	5%	4%	3%	2%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;
•	Purchase Payments that have been invested in the contract for at least twelve months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the state of New Jersey, a different definition of permanent and total disability applies;
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original Contractowner (however, the surrender charge schedule for the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing
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home or equivalent health care facility, if such Purchase Payments were received by us more than 12 months prior to the admittance, where the admittance into the nursing home occurs after the effective date of the contract and the Contractowner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	A surrender of the contract or a withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
•	A surrender or annuitization of Bonus Credits and Persistency Credits;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage including any payments to provide the Guaranteed Income Benefit, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted; then
•	from Bonus Credits.
3.	On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
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i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rates during the Access Period are:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.05%
Guarantee of Principal Death Benefit	1.90%
Account Value Death Benefit	1.85%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. Select Guaranteed Income Benefit is subject to a current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.00%	3.20%
Guarantee of Principal Death Benefit	2.85%	3.05%
Account Value Death Benefit	2.80%	3.00%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (version 4) is subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.70%	2.90%
	(2.55% for version 1, 2 and 3)	(2.55% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	2.55%	2.75%
	(2.40% for version 1, 2 and 3)	(2.40% for version 1, 2 and 3)
Account Value Death Benefit	2.50%	2.70%
	(2.35% for version 1, 2 and 3)	(2.35% for version 1, 2 and 3)

These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit	2.25%	2.45%
Guaranteed Income Benefit (version 4)	2.00%	2.00%
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Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit, Guaranteed Income Benefit (version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is
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then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit and have lower fees and charges may provide large cash surrender values than this contract, depending on the level of Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage you to talk to your financial advisor and determine which annuity contract is most appropriate for you.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as
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allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Bonus Credits
In some states, the term Bonus Credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner’s cumulative Purchase Payments at the time each Purchase Payment is made according to the following scale:
Cumulative Purchase Payments	Bonus Credit %
Less than $100,000	3.00%
$100,000–$999,999	4.00%
$1,000,000 or greater	5.00%
Your cumulative Purchase Payments at the time of a Purchase Payment are equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.
Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.
During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment (“subsequent Purchase Payment”), we may add a Bonus Credit (“additional Bonus Credit”) to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.
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Persistency Credits
Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.05%. This Persistency Credit will be allocated to the variable Subaccounts and the DCA fixed account in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
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The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these
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problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds
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will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be
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made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
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Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements and The Contracts — Discontinued Living Benefit Riders.. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
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Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage and have the EEB Death Benefit or 5% Step-up or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Guarantee of Principal Death Benefit. Check with your registered representative regarding state availability. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value.
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Withdrawals less than or equal to the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges and premium taxes, if any. For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.
For contracts purchased after June 2, 2003 (or later in some states), the Contractowner may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will begin deducting the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
5% Step-Up Death Benefit. This Death Benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up Death Benefit is in effect, the Death Benefit paid will be the greater of the Death Benefit under the EGMDB or the accumulation of all Purchase Payments minus the accumulation of all withdrawals. These Purchase Payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.
After a contract is issued, the Contractowner may discontinue the 5% Step-Up Death Benefit at any time by completing the Change of Death Benefit form and sending it to us. The benefit will be discontinued as of the Valuation Date we receive the request, and the Death Benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated. There is an additional charge for this Death Benefit.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all Purchase Payments will be reduced the sum of all withdrawals (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis.); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any
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Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments and Bonus Credits made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	(Only if this rider is elected in combination with the 5% Step-up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person’s 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
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(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Accumulated Benefit Enhancement (ABESM).
Whenever this ABESM Death Benefit is in effect, the Death Benefit amount will be greater than the Death Benefit chosen under the contract and this ABESM Death Benefit. Any Death Benefit will be paid in a manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in this prospectus).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract year, only 75% of the Enhancement Amount will be used to calculate the ABESM Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value received by us was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABESM Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by use for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to the contract, then the ABESM Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the Contract Value as of the date the death claim is approved by us for payment.
The ABESM Death Benefit will terminate on the earliest of:
•	the Valuation Date the selected Death Benefit option of the contract is changed; or
•	the Annuity Commencement Date.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
General Death Benefit Information
Only one of these Death Benefit elections may be in effect at any one time (in addition to ABESM). Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. A portion of the Death Benefit credited to the contract will be allocated to the variable Subaccounts in proportion to the Contract Value in each variable Subaccount. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:
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1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered
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representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after October 3, 2016	Option 3
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	Between October 6, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Managed Volatility Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund

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•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund
All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, Deutsche Alternative Asset Allocation VIP Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
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We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series DWS Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP Balanced Portfolio
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund

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•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
For certain Living Benefit Riders, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to
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allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may add or remove Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Large Cap Growth Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds Growth Fund
•	American funds Growth-Income Fund
•	American Funds International Fund
•	ClearBridge Variable Mid Cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	DWS Alternative Asset Allocation VIP Portfolio
•	DWS Equity 500 Index VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Core Equity Fund
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	LVIP American Global Small Capitalization
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS® VIT II Core Equity Portfolio
•	MFS® VIT Utilities Series
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Equity Income Fund
•	Putnam VT Global Health Care Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
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Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased prior to May 21, 2018. If you elected i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 you must currently allocate your Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Building Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund

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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
MFS® VIT Growth Series MFS® VIT Total Return Series Putnam VT George Putnam Balanced Fund QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for elections of i4LIFE® Advantage Guaranteed Income Benefit (version 4) on or after October 5, 2015 and prior to October 3, 2016. You must currently allocate your Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio

LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
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Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP PIMCO Low Duration Bond Fund LVIP SSGA Bond Index Fund LVIP SSGA Short-Term Bond Index Fund LVIP Western Asset Core Bond Fund	ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series

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•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
Option 3 – Investment Requirements for all other Living Benefit Riders. You must currently allocate your Contract Value or i4LIFE® Advantage Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Core Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund

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•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
The following Living Benefit Riders may be purchased for an additional charge: i4LIFE® Advantage with or without the Guaranteed Income Benefit. Upon election of i4LIFE® Advantage, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the protection sub-strategies of the funds offered under this contract. The riders do not guarantee the investment results of the funds.
Rate Sheets
The current Guaranteed Income Benefit percentages available are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current percentages, their effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with those percentages. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet. We must receive your rider election form in Good Order within 10 days from the date you sign your rider election form.
The percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. The current Rate Sheets will be provided to you when you elect a rider. After you purchase a contract current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet information by contracting your registered representative or online at www.LincolnFinancial.com. The percentages from previous effective periods are included in Appendix B to this prospectus.
If the Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentages that we are offering on the day you signed your rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your rider election form.
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i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any withdrawals, i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
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	Minimum Access Period	Maximum Access Period
Select Guaranteed Income Benefit	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Contracts that elect Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), or Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
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AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit election made prior to February 19, 2019; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit elections made on and after February 19, 2019. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
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•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
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i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this enhancement amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
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If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available. The ABESM Enhancement Amount was provided to eligible Contractowners of nonqualified i4LIFE® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge, and if certain conditions were met.
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount is payable in accordance with the terms of the i4LIFE® Advantage EGMDB Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we received was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. i4LIFE® Advantage Select Guaranteed Income Benefit is the only version of the Guaranteed Income Benefit available for purchase, unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider.
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If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln SmartSecurity® Advantage Guaranteed Amount), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount on the date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount which is greater than $100,000 Account Value)	$6,300
There are five versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2, 3, and 4) may only be elected if you own a Living Benefit Rider that guarantees you the right to elect that version. Select Guaranteed Income Benefit is available for election on or after October 3, 2016 only for contracts purchased prior to October 13, 2009, and available to Contractowners with Lincoln SmartSecurity® Advantage who wish to elect i4LIFE® Advantage Guaranteed Income Benefit. A Contractowner with Lincoln Lifetime IncomeSM Advantage who decides to transition to i4LIFE® Advantage Guaranteed Income Benefit will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln Lifetime IncomeSM Advantage 2.0 Guaranteed Amount), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit. The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your rider election form must be signed and dated on or before the last day of
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the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). Guaranteed Income Benefit (version 4) was available for purchase prior to October 5, 2016. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
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The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 3.5% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2019 Amount of initial Regular Income Payment	$4,801
8/1/2019 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2019 Initial Guaranteed Income Benefit (3.5% x $100,000 Account Value)	$3,500
8/1/2020 Recalculated Regular Income Payment	$6,000
8/1/2020 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
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The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Discontinued Living Benefit Riders
The following Living Benefit Riders are unavailable for purchase as of October 13, 2009. This section contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to October 13, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements). Since these Living Benefit Riders are no longer available for purchase, you should carefully consider whether the termination of a rider is the best decision for you. Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to
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$50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. Lincoln Lifetime IncomeSM Advantage is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage.
By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
Charges. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
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If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.35% for the i4LIFE® Advantage Account Value Death Benefit; 2.40% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.55% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If you Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives.
Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
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Each withdrawal reduces the Guaranteed Amount as discussed below.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000
Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600
Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000
On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 x 1.05 = $125,580 + $10,400). The $10,000 Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
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Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	No	10
1st Benefit Year Anniversary	$54,000	$54,075	No	9
2nd Benefit Year Anniversary	$53,900	$56,779	No	8
3rd Benefit Year Anniversary	$57,000	$59,618	No	7
4th Benefit Year Anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for ten years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59 (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for ten years, whichever event is later.
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.
After ten years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals x 200%), the Guaranteed Amount is increased to $374,400.
The 200% step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
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Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
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The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	$2,575
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You are over age 59 (age 65 of the youngest life for joint life option).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)
After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:
Contract Value = $54,800
Guaranteed Amount = $79,800
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The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)
Contract Value = $48,000
Guaranteed Amount = $69,898 ($79,800 x 12.41% = $9,902; $79,800 - $9,902 = $69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions – Surrender Charges. Withdrawals attributed to Bonus Credits are not subject to surrender charges.
Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner, is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint:
•	$100,000 Purchase Payment + $4,000 Bonus Credit
•	$104,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $93,600
•	$5,200 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/$93,600) and the new Maximum Annual Withdrawal amount is $4,922 (5% x $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions – Surrender Charges.
In a declining market, withdrawals prior to age 59 (or 65 if joint life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of $104,000.
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On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Impact of Divorce on Joint Life Option. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
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•	if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Guaranteed Amount to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
Lincoln SmartSecurity® Advantage provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.
If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements in this prospectus.
Charge. While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount) (for riders purchased between January 20, 2009 and prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% upon the next election of a step-up of the Guaranteed Amount) (for riders purchased prior to January 20, 2009, the current annual charge rate will increase from 0.45% to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Discontinued Living Benefit Riders – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity®
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Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elected the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the benefit after we issued the contract, the Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts of all Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
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a. the Contractowner or joint owner is still living; and
b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a. each Contractowner and Annuitant is under age 81; and
b. the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (3% Bonus Credit)	$51,500	$51,500
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2. the Maximum Annual Withdrawal amount will remain the same.
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Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts – Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal services is used to calculate the RMD;
•	The RMD calculation must be based only on the value in this contract;
•	No withdrawals other than RMD’s are made within the Benefit Year; and
•	This contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1. The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal, or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2. The Maximum Annual Withdrawal amount will be the least of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
    Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400 - $7,000 = $75,400).
The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).
The least of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
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Excess Withdrawals will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a. the Contractowner (and spouse if applicable) is age 65;
b. the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the annuitant must be alive and under age 81); and
c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to
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pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
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Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. The 4LATER® Advantage rider is no longer available for purchase.
Charges. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the
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Account Value, computed daily as follows: 2.50% for the i4LIFE® Advantage Account Value Death Benefit; 2.55% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.
Example:
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Initial Purchase Payment and corresponding Bonus Credit	$104,000
Purchase Payment and corresponding Bonus Credit 60 days later	$10,400
Income Base	$114,400
Future Income Base (during the 1st Waiting Period)	$131,560	($114,400 x 115%)
Income Base (after 1st Waiting Period)	$131,560
New Future Income Base (during 2nd Waiting Period)	$151,294	($131,560 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$104,000
Purchase Payment and corresponding Bonus Credit in Year 2	$10,400
New Income Base	$114,400
Future Income Base (during 1st Waiting Period-Year 2)	$130,520	($104,000 x 115%) + ($10,400 x 100%) +
		(10,400 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$130,520
New Future Income Base (during 2nd Waiting Period)	$150,098	(130,520 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$104,000	Maximum Income Base	$208,000
Purchase Payment and corresponding Bonus Credit in Year 2	$ 10,400	Increase to Maximum Income Base	$ 20,800
New Income Base	$114,400	New Maximum Income Base	$228,800
Future Income Base after Purchase Payment	$130,520	Maximum Income Base	$228,800
Income Base (after 1st Waiting Period)	$130,520
Future Income Base (during 2nd Waiting Period)	$150,098	Maximum Income Base	$228,800
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$117,468
Future Income Base	$135,088	Maximum Income Base	$205,920
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base.
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Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
NOTE: If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the contract value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
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When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Amount Annuity Payment Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if
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the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
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•	the Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3, 4, 5, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments, Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
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Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest
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Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
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Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain Living Benefit Riders and Death Benefits that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
We may not accept reinvestment into the fixed side of the contract.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
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LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the
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investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, , Persistency Credits, and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Bonus Credits,, Persistency Credits, and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
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Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
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Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
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Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
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The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the
90

1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
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•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM II Bonus
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM II Bonus.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2009	7.036	10.577	2	6.334	9.526	6	2.677	4.029	33	2.674	4.030	121	8.965	13.524	11
2010	10.577	12.313	1*	9.526	11.095	1*	4.029	4.695	32	4.030	4.704	103	13.524	15.799	7
2011	12.313	9.257	1*	11.095	8.346	1*	4.695	3.533	25	4.704	3.545	83	15.799	11.920	5
2012	9.257	10.291	1*	8.346	9.283	1*	3.533	3.932	19	3.545	3.951	56	11.920	13.297	3
2013	10.291	12.418	1*	N/A	N/A	N/A	3.932	4.749	18	3.951	4.780	54	13.297	16.103	3
2014	12.418	12.776	1*	N/A	N/A	N/A	4.749	4.891	16	4.780	4.930	32	16.103	16.625	2
2015	12.776	12.874	1*	N/A	N/A	N/A	4.891	4.934	16	4.930	4.980	25	16.625	16.811	2
2016	12.874	12.528	1*	N/A	N/A	N/A	4.934	4.806	15	4.980	4.858	21	16.811	16.416	2
2017	12.528	16.765	1*	N/A	N/A	N/A	4.806	6.436	15	4.858	6.517	11	16.416	22.042	2
2018	16.765	14.809	1*	N/A	N/A	N/A	6.436	5.693	10	6.517	5.773	5	22.042	19.546	1*
AB VPS Growth and Income Portfolio - Class B(1)
2009	8.643	10.211	48	7.930	9.374	21	7.927	9.375	40	8.013	9.490	424	9.436	11.187	83
2010	10.211	11.307	42	9.374	10.385	14	9.375	10.391	31	9.490	10.535	374	11.187	12.431	74
2011	11.307	11.773	27	10.385	10.819	13	10.391	10.830	27	10.535	10.997	319	12.431	12.990	57
2012	11.773	13.551	19	10.819	12.458	4	10.830	12.478	22	10.997	12.689	261	12.990	15.003	39
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS International Value Portfolio - Class B(2)
2009	5.621	7.414	3	5.629	7.429	2	5.637	7.442	1*	5.659	7.482	210	5.673	7.508	10
2010	7.414	7.591	3	7.429	7.610	2	7.442	7.627	1*	7.482	7.680	207	7.508	7.715	9
2011	7.591	6.003	4	7.610	6.021	2	N/A	N/A	N/A	7.680	6.089	201	7.715	6.122	2
2012	6.003	6.730	4	6.021	6.753	1*	N/A	N/A	N/A	6.089	6.843	162	6.122	6.887	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Large Cap Growth Portfolio - Class B
2009	7.568	10.186	1*	7.596	10.228	9	4.002	5.392	27	4.026	5.432	135	9.017	12.179	10
2010	N/A	N/A	N/A	10.228	11.033	6	5.392	5.819	26	5.432	5.872	122	12.179	13.177	9
2011	N/A	N/A	N/A	11.033	10.482	6	5.819	5.531	23	5.872	5.590	106	13.177	12.556	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	5.531	6.312	12	5.590	6.389	90	12.556	14.381	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	6.312	8.497	9	6.389	8.615	61	14.381	19.408	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	8.497	9.505	2	8.615	9.651	53	19.408	21.765	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.505	10.354	2	9.651	10.529	29	21.765	23.769	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.354	10.414	2	10.529	10.606	25	23.769	23.966	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.414	13.475	2	10.606	13.743	24	23.966	31.087	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	13.475	13.549	1*	13.743	13.839	22	31.087	31.336	1*
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	13.011	18.222	16	13.058	18.295	4	13.106	18.372	10	13.250	18.602	98	11.523	16.193	53
2010	18.222	22.644	14	18.295	22.747	4	18.372	22.854	8	18.602	23.174	91	16.193	20.194	41
2011	22.644	20.312	10	22.747	20.415	3	22.854	20.521	6	23.174	20.840	79	20.194	18.178	33
2012	20.312	23.623	9	20.415	23.754	1*	20.521	23.889	5	20.840	24.297	71	18.178	21.215	27
2013	23.623	31.917	9	23.754	32.111	1*	23.889	32.310	3	24.297	32.910	70	21.215	28.765	21
2014	31.917	34.135	8	32.111	34.359	1*	32.310	34.590	1*	32.910	35.285	35	28.765	30.871	14
2015	34.135	31.601	7	34.359	31.824	1*	34.590	32.054	1*	35.285	32.748	31	30.871	28.680	9
2016	31.601	38.713	7	31.824	39.006	1*	32.054	39.308	1*	32.748	40.218	26	28.680	35.258	8
2017	38.713	42.887	6	39.006	43.233	1*	39.308	43.589	1*	40.218	44.666	25	35.258	39.195	6
2018	42.887	35.662	6	43.233	35.967	1*	43.589	36.281	1*	44.666	37.234	13	39.195	32.705	4
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.341	10.597	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.597	9.791	7	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	10.715	11.571	15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.571	10.912	15	N/A	N/A	N/A	N/A	N/A	N/A	11.463	10.985	1*	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection Fund - Class II(3)
2009	10.727	11.608	24	10.752	11.641	21	10.776	11.674	20	10.851	11.772	300	10.901	11.839	92
2010	11.608	11.977	20	11.641	12.016	17	11.674	12.056	17	11.772	12.176	282	11.839	12.257	76
2011	11.977	13.138	10	12.016	13.188	6	12.056	13.239	12	12.176	13.390	305	12.257	13.493	83
2012	13.138	13.850	9	13.188	13.910	5	13.239	13.970	14	13.390	14.151	275	13.493	14.274	74
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2009	10.158	14.190	13	10.181	14.230	5	10.204	14.270	2	10.275	14.390	149	10.323	14.471	71
2010	14.190	15.566	10	14.230	15.618	5	14.270	15.669	2	14.390	15.825	127	14.471	15.930	51
2011	15.566	13.923	3	15.618	13.976	4	15.669	14.029	3	15.825	14.190	123	15.930	14.298	42
2012	13.923	16.752	2	13.976	16.824	4	14.029	16.896	3	14.190	17.116	114	14.298	17.264	34
2013	16.752	21.243	3	16.824	21.345	2	16.896	21.447	4	17.116	21.759	86	17.264	21.969	23
2014	21.243	21.336	2	21.345	21.450	2	21.447	21.563	2	21.759	21.909	66	21.969	22.143	24
2015	21.336	22.398	3	21.450	22.528	3	21.563	22.659	1*	21.909	23.057	73	22.143	23.326	15
2016	22.398	22.124	3	22.528	22.264	3	22.659	22.404	1*	23.057	22.832	62	23.326	23.122	14
2017	22.124	28.553	2	22.264	28.748	3	22.404	28.944	1*	22.832	29.541	52	23.122	29.946	10
2018	28.553	25.495	2	28.748	25.682	3	28.944	25.870	1*	29.541	26.443	47	29.946	26.832	9
American Funds Global Small Capitalization Fund - Class 2
2009	14.473	22.916	7	12.932	20.487	47	8.231	13.046	13	8.385	13.311	426	13.916	22.112	56
2010	22.916	27.539	7	20.487	24.632	44	13.046	15.693	11	13.311	16.036	348	22.112	26.665	47
2011	27.539	21.858	6	24.632	19.561	20	15.693	12.468	8	16.036	12.760	310	26.665	21.239	41
2012	21.858	25.358	5	19.561	22.704	17	12.468	14.479	7	12.760	14.840	253	21.239	24.726	26
2013	25.358	31.933	6	22.704	28.605	14	14.479	18.252	6	14.840	18.734	192	24.726	31.247	19
2014	31.933	32.013	6	28.605	28.692	11	18.252	18.316	4	18.734	18.828	157	31.247	31.435	16
2015	32.013	31.510	7	28.692	28.254	10	18.316	18.046	2	18.828	18.579	152	31.435	31.049	9
2016	31.510	31.581	6	28.254	28.333	9	18.046	18.105	2	18.579	18.667	131	31.049	31.229	8
2017	31.581	39.030	5	28.333	35.033	8	18.105	22.398	2	18.667	23.128	111	31.229	38.730	5
2018	39.030	34.273	4	35.033	30.779	7	22.398	19.688	1*	23.128	20.360	96	38.730	34.129	5
American Funds Growth Fund - Class 2
2009	10.134	13.869	98	8.935	12.234	214	5.982	8.195	201	5.998	8.229	3,120	10.367	14.237	505
2010	13.869	16.158	91	12.234	14.260	217	8.195	9.557	158	8.229	9.612	2,765	14.237	16.646	430
2011	16.158	15.184	68	14.260	13.407	188	9.557	8.989	122	9.612	9.055	2,269	16.646	15.696	360
2012	15.184	17.572	48	13.407	15.524	163	8.989	10.414	73	9.055	10.505	1,862	15.696	18.229	260
2013	17.572	22.443	39	15.524	19.837	133	10.414	13.314	57	10.505	13.451	1,388	18.229	23.364	226
2014	22.443	23.906	36	19.837	21.140	116	13.314	14.196	47	13.451	14.363	1132	23.364	24.974	195
2015	23.906	25.077	30	21.140	22.187	110	14.196	14.906	39	14.363	15.105	924	24.974	26.289	133
2016	25.077	26.953	29	22.187	23.859	96	14.906	16.037	34	15.105	16.276	837	26.289	28.355	106
2017	26.953	33.946	25	23.859	30.063	93	16.037	20.218	20	16.276	20.549	711	28.355	35.836	83
2018	33.946	33.241	25	30.063	29.454	90	20.218	19.818	18	20.549	20.173	594	35.836	35.215	71
American Funds Growth-Income Fund - Class 2
2009	9.439	12.160	206	8.818	11.366	207	8.836	11.396	160	8.940	11.547	2,351	10.022	12.958	760
2010	12.160	13.302	189	11.366	12.439	210	11.396	12.478	132	11.547	12.663	2,116	12.958	14.223	636
2011	13.302	12.819	163	12.439	11.993	192	12.478	12.037	111	12.663	12.233	1,769	14.223	13.755	577
2012	12.819	14.784	122	11.993	13.839	185	12.037	13.896	76	12.233	14.144	1,453	13.755	15.919	436
2013	14.784	19.375	100	13.839	18.145	170	13.896	18.229	45	14.144	18.583	1,174	15.919	20.936	316
2014	19.375	21.042	99	18.145	19.717	159	18.229	19.818	35	18.583	20.233	959	20.936	22.818	234
2015	21.042	20.957	90	19.717	19.647	153	19.818	19.757	29	20.233	20.201	763	22.818	22.805	162
2016	20.957	22.943	77	19.647	21.520	140	19.757	21.651	25	20.201	22.171	710	22.805	25.054	130
2017	22.943	27.564	62	21.520	25.867	136	21.651	26.038	23	22.171	26.703	634	25.054	30.205	108
2018	27.564	26.575	55	25.867	24.951	128	26.038	25.129	19	26.703	25.809	540	30.205	29.223	94

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International Fund - Class 2
2009	13.098	18.396	45	12.395	17.418	81	7.499	10.543	67	7.628	10.740	1,176	14.676	20.685	127
2010	18.396	19.365	40	17.418	18.344	79	10.543	11.109	50	10.740	11.334	1,049	20.685	21.852	106
2011	19.365	16.355	30	18.344	15.501	72	11.109	9.392	36	11.334	9.596	857	21.852	18.520	94
2012	16.355	18.931	26	15.501	17.951	63	9.392	10.882	30	9.596	11.135	695	18.520	21.511	73
2013	18.931	22.604	27	17.951	21.445	51	10.882	13.006	20	11.135	13.329	459	21.511	25.776	56
2014	22.604	21.601	26	21.445	20.503	47	13.006	12.442	63	13.329	12.770	362	25.776	24.718	52
2015	21.601	20.245	23	20.503	19.226	44	12.442	11.672	6	12.770	11.998	314	24.718	23.248	29
2016	20.245	20.576	22	19.226	19.550	39	11.672	11.875	3	11.998	12.225	300	23.248	23.711	21
2017	20.576	26.692	21	19.550	25.374	37	11.875	15.420	3	12.225	15.898	246	23.711	30.867	17
2018	26.692	22.762	19	25.374	21.648	38	15.420	13.163	2	15.898	13.591	196	30.867	26.414	11
BlackRock Global Allocation V.I. Fund - Class III
2009	10.542	11.555	5	N/A	N/A	N/A	10.787	11.562	1*	10.307	11.573	87	10.309	11.580	16
2010	11.555	12.450	5	11.558	12.460	40	11.562	12.470	15	11.573	12.501	106	11.580	12.521	17
2011	12.450	11.777	4	12.460	11.792	33	12.470	11.808	6	12.501	11.854	94	12.521	11.886	43
2012	11.777	12.713	2	11.792	12.736	7	11.808	12.759	20	11.854	12.829	95	11.886	12.876	36
2013	12.713	14.280	1*	12.736	14.313	2	12.759	14.346	22	12.829	14.446	70	12.876	14.512	25
2014	14.280	14.289	1*	14.313	14.330	2	14.346	14.369	21	14.446	14.491	52	14.512	14.573	19
2015	14.289	13.887	2	14.330	13.933	2	14.369	13.979	4	14.491	14.118	37	14.573	14.212	5
2016	13.887	14.151	2	13.933	14.205	2	13.979	14.259	1*	14.118	14.423	45	14.212	14.533	5
2017	14.151	15.796	2	14.205	15.865	2	14.259	15.932	2	14.423	16.140	47	14.533	16.279	4
2018	15.796	14.331	1*	15.865	14.401	2	15.932	14.469	2	16.140	14.680	41	16.279	14.822	3
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.310	11.293	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.592	10.543	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.543	10.582	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.582	11.362	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.362	12.585	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.585	10.800	6	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2009	11.015	13.696	49	11.041	13.735	29	11.066	13.773	20	11.143	13.889	532	11.194	13.967	101
2010	13.696	14.503	60	13.735	14.551	26	13.773	14.599	19	13.889	14.744	511	13.967	14.842	75
2011	14.503	15.113	48	14.551	15.171	14	14.599	15.229	14	14.744	15.403	373	14.842	15.521	56
2012	15.113	15.856	42	15.171	15.925	14	15.229	15.993	18	15.403	16.201	365	15.521	16.341	55
2013	15.856	15.344	38	15.925	15.418	14	15.993	15.492	8	16.201	15.717	229	16.341	15.869	39
2014	15.344	15.814	37	15.418	15.898	4	15.492	15.982	8	15.717	16.238	187	15.869	16.411	37
2015	15.814	15.316	29	15.898	15.405	6	15.982	15.495	9	16.238	15.766	138	16.411	15.950	20
2016	15.316	15.529	28	15.405	15.627	8	15.495	15.726	4	15.766	16.026	109	15.950	16.229	17
2017	15.529	15.990	25	15.627	16.099	4	15.726	16.209	4	16.026	16.543	101	16.229	16.769	14
2018	15.990	15.338	25	16.099	15.450	4	16.209	15.564	4	16.543	15.908	88	16.769	16.141	6
Delaware VIP® Emerging Markets Series - Service Class
2009	25.756	44.922	1*	23.579	41.147	23	19.392	33.857	5	19.608	34.285	107	13.792	24.140	28
2010	44.922	52.130	1*	41.147	47.773	24	33.857	39.329	5	34.285	39.886	90	24.140	28.111	24
2011	52.130	40.939	1*	47.773	37.535	8	39.329	30.916	5	39.886	31.401	75	28.111	22.154	21
2012	40.939	45.890	1*	37.535	42.096	7	30.916	34.690	3	31.401	35.287	70	22.154	24.920	17
2013	N/A	N/A	N/A	42.096	45.421	6	34.690	37.449	2	35.287	38.150	53	24.920	26.969	9
2014	48.537	44.567	1*	45.421	40.924	5	37.449	33.758	2	38.150	34.442	44	26.969	24.372	5
2015	44.567	37.285	1*	40.924	34.255	4	33.758	28.270	2	34.442	28.887	35	24.372	20.461	5
2016	37.285	41.610	1*	34.255	38.246	2	28.270	31.581	1*	28.887	32.318	36	20.461	22.914	4
2017	41.610	57.280	1*	38.246	52.676	2	31.581	43.517	1*	32.318	44.599	30	22.914	31.644	4
2018	57.280	47.217	1*	52.676	43.444	3	43.517	35.908	1*	44.599	36.857	27	31.644	26.177	2

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® High Yield Series - Service Class
2009	12.126	17.695	39	11.743	17.145	21	9.968	14.561	37	10.097	14.771	354	10.530	15.419	102
2010	17.695	19.961	33	17.145	19.350	14	14.561	16.442	39	14.771	16.705	306	15.419	17.455	85
2011	19.961	20.051	23	19.350	19.448	11	16.442	16.534	31	16.705	16.823	246	17.455	17.596	73
2012	20.051	23.100	28	19.448	22.416	8	16.534	19.067	23	16.823	19.429	204	17.596	20.342	52
2013	23.100	24.712	19	22.416	23.993	6	19.067	20.418	20	19.429	20.837	153	20.342	21.838	39
2014	24.712	24.129	19	23.993	23.438	10	20.418	19.956	18	20.837	20.396	105	21.838	21.398	31
2015	24.129	22.058	17	23.438	21.437	8	19.956	18.261	16	20.396	18.692	89	21.398	19.630	22
2016	22.058	24.450	15	21.437	23.774	7	18.261	20.262	12	18.692	20.771	73	19.630	21.835	19
2017	24.450	25.744	13	23.774	25.045	6	20.262	21.356	8	20.771	21.925	69	21.835	23.071	15
2018	25.744	24.069	8	25.045	23.427	3	21.356	19.986	5	21.925	20.550	56	23.071	21.646	7
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2009	10.130	11.196	21	10.147	11.220	50	10.166	11.247	16	10.220	11.323	340	10.256	11.375	13
2010	11.196	11.462	23	11.220	11.494	44	11.247	11.526	14	11.323	11.622	391	11.375	11.687	17
2011	11.462	11.540	37	11.494	11.577	44	11.526	11.616	3	11.622	11.730	236	11.687	11.808	17
2012	11.540	11.614	4	11.577	11.658	46	11.616	11.703	40	11.730	11.835	227	11.808	11.925	27
2013	11.614	11.250	8	11.658	11.298	44	11.703	11.347	34	11.835	11.493	162	11.925	11.592	21
2014	11.250	11.203	8	11.298	11.256	43	11.347	11.311	34	11.493	11.474	225	11.592	11.584	24
2015	11.203	11.067	10	11.256	11.125	41	N/A	N/A	N/A	11.474	11.363	122	11.584	11.484	3
2016	11.067	11.053	15	11.125	11.116	40	N/A	N/A	N/A	11.363	11.376	133	11.484	11.509	2
2017	11.053	11.058	14	11.116	11.127	52	N/A	N/A	N/A	11.376	11.410	101	11.509	11.555	3
2018	11.058	10.861	6	11.127	10.935	53	N/A	N/A	N/A	11.410	11.235	91	11.555	11.389	3
Delaware VIP® REIT Series - Service Class
2009	13.505	16.338	28	13.149	15.915	16	14.526	17.591	15	14.668	17.790	219	11.649	14.142	57
2010	16.338	20.306	25	15.915	19.791	15	17.591	21.886	13	17.790	22.166	194	14.142	17.639	51
2011	20.306	22.051	22	19.791	21.502	12	21.886	23.790	12	22.166	24.131	158	17.639	19.221	50
2012	22.051	25.242	20	21.502	24.626	10	23.790	27.260	10	24.131	27.692	115	19.221	22.080	48
2013	25.242	25.255	18	24.626	24.652	9	27.260	27.302	9	27.692	27.776	85	22.080	22.169	30
2014	25.255	32.013	16	24.652	31.263	9	27.302	34.641	8	27.776	35.296	86	22.169	28.199	24
2015	32.013	32.533	14	31.263	31.787	8	34.641	35.239	7	35.296	35.959	59	28.199	28.758	16
2016	32.533	33.730	13	31.787	32.973	6	35.239	36.573	6	35.959	37.376	51	28.758	29.921	14
2017	33.730	33.531	11	32.973	32.795	6	36.573	36.393	4	37.376	37.248	47	29.921	29.845	14
2018	33.531	30.442	9	32.795	29.789	3	36.393	33.074	3	37.248	33.902	37	29.845	27.191	12
Delaware VIP® Small Cap Value Series - Service Class
2009	13.812	17.838	18	12.906	16.677	32	15.323	19.810	26	15.424	19.970	234	12.197	15.808	74
2010	17.838	23.101	16	16.677	21.607	28	19.810	25.679	22	19.970	25.926	223	15.808	20.542	65
2011	23.101	22.316	12	21.607	20.884	22	25.679	24.832	20	25.926	25.109	183	20.542	19.915	50
2012	22.316	24.894	7	20.884	23.308	15	24.832	27.729	17	25.109	28.079	137	19.915	22.293	31
2013	24.894	32.544	7	23.308	30.486	14	27.729	36.286	17	28.079	36.800	102	22.293	29.246	24
2014	32.544	33.743	7	30.486	31.624	13	36.286	37.660	16	36.800	38.251	82	29.246	30.429	17
2015	33.743	30.983	7	31.624	29.053	12	37.660	34.615	14	38.251	35.211	56	30.429	28.039	12
2016	30.983	39.871	7	29.053	37.405	12	34.615	44.588	14	35.211	45.424	45	28.039	36.208	11
2017	39.871	43.742	6	37.405	41.057	11	44.588	48.966	10	45.424	49.959	40	36.208	39.861	10
2018	43.742	35.664	6	41.057	33.492	11	48.966	39.964	4	49.959	40.835	35	39.861	32.614	7
Delaware VIP® Smid Cap Core Series - Service Class(4)
2009	9.042	13.703	4	8.048	12.202	17	4.591	6.965	43	4.650	7.065	381	8.701	13.233	34
2010	16.263	18.387	4	14.487	16.382	15	8.272	9.355	29	8.401	9.503	362	15.747	17.819	18
2011	18.387	19.476	6	16.382	17.360	13	9.355	9.919	25	9.503	10.091	355	17.819	18.940	24
2012	19.476	21.167	4	17.360	18.877	10	9.919	10.791	18	10.091	10.995	243	18.940	20.657	25
2013	21.167	29.294	1*	18.877	26.138	9	10.791	14.949	17	10.995	15.254	148	20.657	28.687	16
2014	29.294	29.583	1*	26.138	26.409	9	14.949	15.112	18	15.254	15.443	91	28.687	29.072	8
2015	29.583	31.163	3	26.409	27.833	8	15.112	15.935	19	15.443	16.309	109	29.072	30.732	8
2016	31.163	33.044	1*	27.833	29.528	8	15.935	16.913	17	16.309	17.336	88	30.732	32.701	8
2017	33.044	38.404	1*	29.528	34.332	8	16.913	19.675	15	17.336	20.198	69	32.701	38.134	5
2018	38.404	33.024	1*	34.332	29.537	7	19.675	16.936	10	20.198	17.412	57	38.134	32.907	3

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2009	6.890	9.669	3	6.915	9.708	2	6.940	9.749	1*	7.017	9.872	149	8.219	11.574	8
2010	9.669	10.777	2	9.708	10.826	1*	9.749	10.877	2	9.872	11.031	99	11.574	12.946	7
2011	10.777	11.373	5	10.826	11.430	1*	10.877	11.490	2	11.031	11.670	89	12.946	13.710	6
2012	11.373	12.946	6	11.430	13.018	1*	11.490	13.092	2	11.670	13.317	83	13.710	15.660	11
2013	12.946	17.086	5	13.018	17.189	1*	13.092	17.296	3	13.317	17.620	45	15.660	20.741	5
2014	17.086	18.867	5	17.189	18.991	1*	17.296	19.118	3	17.620	19.506	35	20.741	22.983	5
2015	18.867	19.462	4	18.991	19.599	1*	19.118	19.741	2	19.506	20.171	34	22.983	23.791	5
2016	19.462	18.055	2	19.599	18.192	1*	19.741	18.332	2	20.171	18.760	32	23.791	22.149	5
2017	18.055	22.706	2	18.192	22.889	1*	18.332	23.077	2	18.760	23.651	28	22.149	27.951	5
2018	22.706	21.555	2	22.889	21.740	1*	23.077	21.930	2	23.651	22.509	24	27.951	26.628	1*
Delaware VIP® Value Series - Service Class
2009	9.799	11.318	8	9.146	10.568	15	9.694	11.208	28	9.783	11.327	253	10.810	12.529	63
2010	11.318	12.813	4	10.568	11.971	14	11.208	12.701	18	11.327	12.855	238	12.529	14.234	27
2011	12.813	13.743	1*	11.971	12.846	12	12.701	13.636	16	12.855	13.823	207	14.234	15.320	22
2012	13.743	15.438	1*	12.846	14.438	6	13.636	15.334	10	13.823	15.567	199	15.320	17.271	16
2013	15.438	20.213	1*	14.438	18.913	5	15.334	20.097	10	15.567	20.433	194	17.271	22.692	17
2014	20.213	22.561	2	18.913	21.121	8	20.097	22.454	11	20.433	22.864	176	22.692	25.417	13
2015	22.561	22.006	2	21.121	20.611	6	22.454	21.924	10	22.864	22.357	144	25.417	24.878	9
2016	22.006	24.697	1*	20.611	23.142	6	21.924	24.628	10	22.357	25.153	140	24.878	28.017	9
2017	24.697	27.526	1*	23.142	25.806	6	24.628	27.477	9	25.153	28.104	114	28.017	31.336	8
2018	27.526	26.205	1*	25.806	24.585	3	27.477	26.190	1*	28.104	26.828	103	31.336	29.943	5
DWS Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.092	11.491	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.491	12.683	10	N/A	N/A	N/A
2011	12.626	12.008	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.683	12.093	7	12.698	12.119	1*
2012	12.008	12.892	1*	12.462	12.921	2	N/A	N/A	N/A	12.093	13.015	8	12.119	13.056	1*
2013	12.892	12.750	1*	12.921	12.786	2	N/A	N/A	N/A	13.015	12.905	14	13.056	12.958	1*
2014	12.750	12.922	1*	12.786	12.964	2	N/A	N/A	N/A	12.905	13.111	7	12.958	13.178	1*
2015	12.922	11.855	1*	12.964	11.900	2	N/A	N/A	N/A	13.111	12.059	5	N/A	N/A	N/A
2016	11.855	12.218	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.059	12.460	3	N/A	N/A	N/A
2017	12.218	12.835	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.460	13.121	2	N/A	N/A	N/A
2018	12.835	11.422	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.121	11.706	1*	N/A	N/A	N/A
DWS Equity 500 Index VIP Portfolio - Class A(1)
2009	8.725	10.819	12	8.144	10.104	28	6.043	7.501	14	6.080	7.558	287	9.904	12.325	43
2010	10.819	12.183	11	10.104	11.383	28	7.501	8.454	14	7.558	8.532	257	12.325	13.927	43
2011	12.183	12.179	10	11.383	11.385	19	8.454	8.460	8	8.532	8.551	201	13.927	13.971	25
2012	12.179	13.833	12	11.385	12.938	13	8.460	9.618	7	8.551	9.736	191	13.971	15.924	23
2013	13.833	17.914	12	12.938	16.764	13	9.618	12.469	6	9.736	12.641	138	15.924	20.696	18
2014	17.914	19.941	11	16.764	18.670	7	12.469	13.894	4	12.641	14.106	81	20.696	23.118	15
2015	19.941	19.797	4	18.670	18.544	7	13.894	13.807	4	14.106	14.039	89	23.118	23.031	11
2016	19.797	21.691	4	18.544	20.328	7	13.807	15.143	4	14.039	15.421	70	23.031	25.323	9
2017	21.691	25.880	3	20.328	24.268	1*	15.143	18.086	1*	15.421	18.445	61	25.323	30.318	6
2018	25.880	24.223	2	24.268	22.726	1*	18.086	16.945	1*	18.445	17.308	58	30.318	28.478	4
DWS Small Cap Index VIP Portfolio - Class A(5)
2009	11.531	14.328	3	11.573	14.387	1*	11.616	14.447	1*	11.743	14.627	50	11.731	14.627	20
2010	14.328	17.778	1*	14.387	17.861	1*	14.447	17.944	1*	14.627	18.195	41	14.627	18.213	19
2011	N/A	N/A	N/A	17.861	16.767	1*	17.944	16.854	1*	18.195	17.115	27	18.213	17.149	15
2012	N/A	N/A	N/A	16.767	19.145	1*	16.854	19.253	1*	17.115	19.581	23	17.149	19.639	10
2013	N/A	N/A	N/A	19.145	26.068	1*	19.253	26.229	1*	19.581	26.716	21	19.639	26.823	6
2014	N/A	N/A	N/A	26.068	26.817	1*	26.229	26.996	1*	26.716	27.538	18	26.823	27.676	5
2015	N/A	N/A	N/A	26.817	25.128	1*	26.996	25.308	1*	27.538	25.856	17	27.676	26.011	3
2016	N/A	N/A	N/A	25.128	29.870	1*	25.308	30.099	1*	25.856	30.796	14	26.011	31.012	3
2017	N/A	N/A	N/A	29.870	33.540	1*	30.099	33.815	1*	30.796	34.650	13	31.012	34.928	2
2018	N/A	N/A	N/A	33.540	29.242	1*	33.815	29.498	1*	34.650	30.270	12	34.928	30.544	1*
Fidelity VIP Equity-Income(1)
2009	8.561	10.916	13	7.968	10.164	18	7.859	10.031	32	7.958	10.172	208	9.385	12.009	65
2010	10.916	12.314	10	10.164	11.472	11	10.031	11.327	22	10.172	11.504	184	12.009	13.595	59
2011	12.314	12.168	4	11.472	11.341	8	11.327	11.204	20	11.504	11.396	157	13.595	13.480	53
2012	12.168	13.982	1*	11.341	13.039	5	11.204	12.887	10	11.396	13.128	125	13.480	15.544	40
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Overseas(6)
2009	11.324	14.031	5	11.366	14.090	18	6.971	8.646	7	7.060	8.770	225	13.692	17.025	50
2010	14.031	15.541	4	14.090	15.614	7	8.646	9.586	5	8.770	9.738	207	17.025	18.923	47
2011	15.541	12.610	2	15.614	12.676	6	9.586	7.786	6	9.738	7.921	181	18.923	15.409	40
2012	12.610	14.902	1*	12.676	14.987	4	7.786	9.210	4	7.921	9.384	147	15.409	18.273	37
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	11.199	14.892	31	11.242	14.958	47	11.284	15.022	31	11.406	15.206	588	11.447	15.276	167
2010	14.892	17.094	28	14.958	17.178	56	15.022	17.259	28	15.206	17.498	507	15.276	17.596	153
2011	17.094	16.313	11	17.178	16.402	49	17.259	16.488	20	17.498	16.741	456	17.596	16.851	129
2012	16.313	18.599	10	16.402	18.710	42	16.488	18.817	14	16.741	19.134	375	16.851	19.280	93
2013	18.599	23.910	11	18.710	24.064	35	18.817	24.214	7	19.134	24.659	306	19.280	24.872	73
2014	23.910	26.207	13	24.064	26.389	33	24.214	26.567	4	24.659	27.096	227	24.872	27.357	66
2015	26.207	25.834	8	26.389	26.026	27	26.567	26.215	3	27.096	26.777	180	27.357	27.062	44
2016	25.834	27.321	8	26.026	27.538	22	26.215	27.751	2	26.777	28.389	157	27.062	28.720	37
2017	27.321	32.610	7	27.538	32.885	21	27.751	33.157	1*	28.389	33.970	128	28.720	34.396	30
2018	32.610	29.886	7	32.885	30.154	18	33.157	30.418	1*	33.970	31.210	89	34.396	31.634	21
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.166	10.540	1*	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2009	7.389	9.282	10	6.736	8.467	16	4.265	5.363	26	4.320	5.440	159	8.825	11.125	32
2010	9.282	11.286	9	8.467	10.300	5	5.363	6.528	17	5.440	6.631	157	11.125	13.574	34
2011	11.286	11.076	6	10.300	10.113	5	6.528	6.412	17	6.631	6.524	154	13.574	13.368	39
2012	11.076	12.439	5	10.113	11.363	1*	6.412	7.209	17	6.524	7.345	128	13.368	15.065	39
2013	12.439	16.607	2	11.363	15.178	1*	7.209	9.634	14	7.345	9.831	72	15.065	20.184	16
2014	16.607	18.098	2	15.178	16.549	6	9.634	10.509	14	9.831	10.740	83	20.184	22.073	18
2015	18.098	18.993	2	16.549	17.376	6	10.509	11.040	14	10.740	11.299	55	22.073	23.246	12
2016	18.993	18.747	2	17.376	17.160	6	11.040	10.908	14	11.299	11.181	53	23.246	23.026	9
2017	18.747	24.812	1*	17.160	22.722	6	10.908	14.451	13	11.181	14.835	49	23.026	30.575	9
2018	24.812	24.252	3	22.722	22.220	5	14.451	14.139	13	14.835	14.536	38	30.575	29.990	3
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	8.556	11.738	15	8.571	11.764	9	8.587	11.793	3	8.632	11.872	205	8.663	11.927	27
2010	11.738	14.815	14	11.764	14.856	9	11.793	14.899	8	11.872	15.022	176	11.927	15.106	26
2011	14.815	12.965	3	14.856	13.007	6	14.899	13.052	6	15.022	13.179	146	15.106	13.266	22
2012	12.965	14.581	3	13.007	14.636	5	13.052	14.693	4	13.179	14.859	140	13.266	14.972	15
2013	14.581	19.448	9	14.636	19.531	5	14.693	19.617	2	14.859	19.869	97	14.972	20.040	17
2014	19.448	20.243	8	19.531	20.340	5	19.617	20.440	1*	19.869	20.733	75	20.040	20.932	12
2015	20.243	19.548	8	20.340	19.651	4	20.440	19.758	1*	20.733	20.071	71	20.932	20.284	7
2016	19.548	21.478	8	19.651	21.602	4	19.758	21.730	1*	20.071	22.108	66	20.284	22.365	7
2017	21.478	25.414	7	21.602	25.574	4	21.730	25.741	1*	22.108	26.225	58	22.365	26.557	4
2018	25.414	21.263	7	25.574	21.407	3	25.741	21.558	1*	26.225	21.996	56	26.557	22.297	3
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.570	11.567	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.567	10.824	2	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2009	7.883	10.494	13	7.894	10.512	22	7.904	10.531	4	7.935	10.589	138	7.956	10.627	129
2010	10.494	11.607	16	10.512	11.634	26	10.531	11.660	15	10.589	11.741	115	10.627	11.795	110
2011	11.607	11.666	9	11.634	11.698	20	11.660	11.731	6	11.741	11.830	105	11.795	11.897	97
2012	11.666	12.901	15	11.698	12.943	20	11.731	12.986	3	11.830	13.116	122	11.897	13.203	75
2013	12.901	14.430	8	12.943	14.485	15	12.986	14.540	4	13.116	14.707	106	13.203	14.819	24
2014	14.430	14.819	14	14.485	14.883	14	14.540	14.947	1*	14.707	15.142	63	14.819	15.273	14
2015	14.819	13.521	5	14.883	13.586	7	14.947	13.652	1*	15.142	13.850	54	15.273	13.984	7
2016	13.521	15.135	2	13.586	15.215	6	13.652	15.296	1*	13.850	15.542	40	13.984	15.707	4
2017	15.135	16.295	1*	15.215	16.390	5	15.296	16.485	1*	15.542	16.775	36	15.707	16.970	3
2018	16.295	15.307	1*	16.390	15.404	1*	16.485	15.502	1*	16.775	15.798	27	16.970	15.998	3

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Mutual Shares VIP Fund - Class 2
2009	7.057	8.732	6	7.066	8.748	9	N/A	N/A	N/A	7.104	8.812	50	7.122	8.843	19
2010	8.732	9.531	9	8.748	9.554	9	8.764	9.576	1*	8.812	9.643	62	8.843	9.687	22
2011	9.531	9.259	3	9.554	9.286	9	9.576	9.312	2	9.643	9.391	51	9.687	9.443	16
2012	N/A	N/A	N/A	9.286	10.419	8	9.312	10.454	1*	9.391	10.558	36	9.443	10.627	19
2013	11.939	13.075	3	10.419	13.126	3	10.454	13.176	1*	10.558	13.327	25	10.627	13.428	18
2014	13.075	13.749	3	13.126	13.810	2	N/A	N/A	N/A	13.327	14.050	23	13.428	14.170	5
2015	13.749	12.831	3	13.810	12.894	2	N/A	N/A	N/A	14.050	13.144	21	N/A	N/A	N/A
2016	12.831	14.618	3	12.894	14.697	2	N/A	N/A	N/A	13.144	15.013	19	N/A	N/A	N/A
2017	14.618	15.548	3	14.697	15.640	3	N/A	N/A	N/A	15.013	16.008	19	15.869	16.193	1*
2018	15.548	13.879	3	15.640	13.968	3	N/A	N/A	N/A	16.008	14.325	18	16.193	14.506	1*
Franklin Small-Mid Cap Growth VIP Fund - Class 2(5)
2009	8.582	12.096	7	8.616	12.149	5	4.708	6.642	16	4.768	6.737	233	9.761	13.806	35
2010	12.096	15.155	9	12.149	15.229	4	6.642	8.330	12	6.737	8.461	208	13.806	17.358	25
2011	15.155	14.158	7	15.229	14.234	2	8.330	7.790	11	8.461	7.925	167	17.358	16.273	21
2012	14.158	15.407	7	14.234	15.498	2	7.790	8.485	10	7.925	8.645	129	16.273	17.771	18
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. American Franchise Fund - Series II Shares
2009	6.970	8.260	5	N/A	N/A	N/A	7.331	8.697	20	7.098	8.432	27	8.955	10.649	1*
2010	8.260	9.342	5	N/A	N/A	N/A	8.697	9.845	10	8.432	9.560	27	10.649	12.085	1*
2011	9.342	8.426	4	N/A	N/A	N/A	9.845	8.889	10	9.560	8.645	18	12.085	10.939	1*
2012	9.661	9.284	6	N/A	N/A	N/A	10.195	9.805	1*	9.919	9.549	14	12.556	12.096	1*
2013	9.284	12.741	6	N/A	N/A	N/A	9.805	13.470	1*	9.549	13.138	11	12.096	16.658	1*
2014	12.741	13.529	6	N/A	N/A	N/A	13.470	14.318	1*	13.138	13.985	11	16.658	17.750	1*
2015	13.529	13.912	1*	N/A	N/A	N/A	14.318	14.738	1*	13.985	14.417	15	17.750	18.316	1*
2016	13.912	13.932	1*	N/A	N/A	N/A	14.738	14.775	1*	14.417	14.474	11	18.316	18.409	1*
2017	13.932	17.369	1*	N/A	N/A	N/A	14.775	18.445	1*	14.474	18.094	8	N/A	N/A	N/A
2018	17.369	16.397	1*	N/A	N/A	N/A	N/A	N/A	N/A	18.094	17.114	6	N/A	N/A	N/A
Invesco V.I. Core Equity Fund - Series II Shares
2009	8.285	10.409	1*	8.316	10.453	4	8.740	10.991	2	8.438	10.628	48	10.478	13.210	3
2010	10.409	11.163	1*	10.453	11.216	4	10.991	11.800	2	10.628	11.427	39	13.210	14.217	3
2011	11.163	10.926	1*	11.216	10.984	3	11.800	11.561	2	11.427	11.212	33	14.217	13.964	3
2012	10.926	12.186	1*	10.984	12.257	1*	11.561	12.907	2	11.212	12.536	28	13.964	15.629	3
2013	12.186	15.424	1*	12.257	15.521	1*	12.907	16.353	1*	12.536	15.907	27	15.629	19.851	1*
2014	15.424	16.330	1*	15.521	16.440	1*	16.353	17.330	1*	15.907	16.883	22	19.851	21.090	1*
2015	16.330	15.068	1*	16.440	15.177	1*	17.330	16.007	1*	16.883	15.618	14	21.090	19.529	1*
2016	15.068	16.274	1*	15.177	16.400	1*	16.007	17.305	1*	15.618	16.910	13	19.529	21.166	1*
2017	16.274	18.033	1*	16.400	18.182	1*	17.305	19.195	1*	16.910	18.785	10	N/A	N/A	N/A
2018	18.033	16.001	1*	18.182	16.141	1*	19.195	17.050	1*	18.785	16.710	9	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2009	12.769	16.912	9	12.819	16.986	10	13.613	18.047	1*	13.002	17.263	34	14.670	19.497	1*
2010	16.912	18.695	6	16.986	18.787	10	18.047	19.969	1*	17.263	19.132	25	19.497	21.628	1*
2011	18.695	17.069	5	18.787	17.161	8	19.969	18.251	1*	19.132	17.511	21	21.628	19.816	1*
2012	17.069	19.312	5	17.161	19.427	3	18.251	20.668	1*	17.511	19.862	17	19.816	22.499	1*
2013	19.312	22.507	4	19.427	22.652	2	20.668	24.107	1*	19.862	23.206	14	22.499	26.313	1*
2014	22.507	22.114	4	22.652	22.268	2	24.107	23.711	2	23.206	22.858	14	26.313	25.944	1*
2015	22.114	21.141	2	22.268	21.298	2	23.711	22.690	2	22.858	21.906	16	25.944	24.889	1*
2016	21.141	20.608	2	21.298	20.772	2	22.690	22.141	2	21.906	21.409	15	24.889	24.348	1*
2017	20.608	24.829	2	20.772	25.039	1*	22.141	26.706	1*	21.409	25.857	14	24.348	29.437	1*
2018	24.829	20.667	2	25.039	20.853	1*	26.706	22.252	1*	25.857	21.577	12	29.437	24.589	1*

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Henderson Balanced Portfolio - Service Shares
2009	11.839	14.595	12	11.886	14.660	8	11.928	14.719	28	12.057	14.901	134	11.996	14.840	13
2010	14.595	15.491	10	14.660	15.568	8	14.719	15.639	16	14.901	15.855	119	14.840	15.807	12
2011	15.491	15.413	10	15.568	15.497	7	15.639	15.575	3	15.855	15.815	103	15.807	15.782	10
2012	15.413	17.154	9	15.497	17.257	8	15.575	17.352	3	15.815	17.646	73	15.782	17.627	10
2013	17.154	20.174	8	17.257	20.305	8	17.352	20.428	3	17.646	20.805	71	17.627	20.803	4
2014	20.174	21.436	9	20.305	21.586	7	20.428	21.727	3	20.805	22.161	60	20.803	22.182	4
2015	21.436	21.130	8	21.586	21.288	7	21.727	21.438	3	22.161	21.899	54	22.182	21.941	3
2016	21.130	21.639	8	21.288	21.812	8	21.438	21.977	1*	21.899	22.483	47	21.941	22.549	3
2017	21.639	25.095	8	21.812	25.309	8	N/A	N/A	N/A	22.483	26.139	41	22.549	26.242	3
2018	25.095	24.741	9	25.309	24.964	8	N/A	N/A	N/A	26.139	25.835	36	N/A	N/A	N/A
Janus Henderson Enterprise Portfolio - Service Shares
2009	10.121	14.351	2	10.156	14.408	3	10.193	14.467	7	10.304	14.647	43	12.029	17.116	20
2010	14.351	17.684	1*	14.408	17.762	3	14.467	17.845	6	14.647	18.094	29	17.116	21.165	19
2011	17.684	17.073	1*	17.762	17.157	2	17.845	17.245	5	18.094	17.512	25	21.165	20.505	15
2012	17.073	19.607	1*	17.157	19.713	2	17.245	19.825	1*	17.512	20.162	21	20.505	23.631	13
2013	19.607	25.414	1*	19.713	25.565	2	19.825	25.723	1*	20.162	26.199	15	23.631	30.738	6
2014	25.414	28.002	1*	25.565	28.183	1*	25.723	28.371	1*	26.199	28.940	14	30.738	33.987	6
2015	28.002	28.525	1*	28.183	28.723	1*	N/A	N/A	N/A	28.940	29.553	13	33.987	34.743	5
2016	28.525	31.391	1*	28.723	31.625	1*	N/A	N/A	N/A	29.553	32.605	13	34.743	38.368	5
2017	31.391	39.163	1*	31.625	39.475	1*	N/A	N/A	N/A	32.605	40.779	6	38.368	48.035	5
2018	39.163	38.187	1*	39.475	38.512	1*	N/A	N/A	N/A	40.779	39.864	6	48.035	47.005	1*
Janus Henderson Global Research Portfolio - Service Shares
2009	7.294	9.838	2	7.321	9.880	5	7.348	9.922	2	7.429	10.046	34	8.900	12.047	1*
2010	9.838	11.157	2	9.880	11.210	2	9.922	11.263	2	10.046	11.420	27	12.047	13.710	1*
2011	11.157	9.420	2	11.210	9.470	2	11.263	9.520	1*	11.420	9.667	25	13.710	11.616	1*
2012	9.420	11.084	1*	9.470	11.148	1*	9.520	11.215	1*	9.667	11.403	22	11.616	13.716	1*
2013	11.084	13.936	1*	11.148	14.024	1*	11.215	14.113	1*	11.403	14.373	15	N/A	N/A	N/A
2014	13.936	14.663	1*	14.024	14.763	1*	14.113	14.865	1*	14.373	15.160	14	N/A	N/A	N/A
2015	14.663	14.029	1*	14.763	14.133	1*	14.865	14.237	1*	15.160	14.542	13	N/A	N/A	N/A
2016	14.029	14.022	1*	14.133	14.133	1*	14.237	14.243	1*	14.542	14.571	10	N/A	N/A	N/A
2017	14.022	17.435	1*	14.133	17.586	1*	14.243	17.729	1*	14.571	18.166	6	N/A	N/A	N/A
2018	17.435	15.904	1*	N/A	N/A	N/A	17.729	16.183	1*	18.166	16.612	6	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.793	9.916	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.916	9.746	1*
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.068	11.197	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.197	10.552	9	11.136	10.573	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.552	12.194	9	10.573	12.231	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.194	13.607	10	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.607	11.938	10	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2009	6.077	8.733	1*	6.440	8.749	4	7.855	8.765	1*	6.474	8.813	65	6.491	8.845	16
2010	8.733	10.835	1*	8.749	10.861	4	8.765	10.886	1*	8.813	10.961	52	8.845	11.012	11
2011	N/A	N/A	N/A	10.861	11.096	4	10.886	11.127	1*	10.961	11.221	42	11.012	11.285	10
2012	N/A	N/A	N/A	11.096	12.886	3	11.127	12.929	1*	11.221	13.058	50	11.285	13.145	6
2013	14.040	17.660	2	12.886	17.727	3	12.929	17.795	2	13.058	17.999	64	13.145	18.137	18
2014	17.660	18.178	1*	17.727	18.256	3	17.795	18.335	1*	17.999	18.573	25	18.137	18.734	7
2015	18.178	16.993	1*	18.256	17.075	3	18.335	17.157	1*	18.573	17.406	33	18.734	17.575	7
2016	16.993	17.611	1*	17.075	17.705	3	17.157	17.799	1*	17.406	18.084	29	17.575	18.278	6
2017	17.611	21.997	1*	17.705	22.125	2	17.799	22.254	1*	18.084	22.645	22	18.278	22.904	2
2018	21.997	20.744	1*	22.125	20.875	2	22.254	21.007	1*	22.645	21.409	19	22.904	21.675	2

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.122	8.629	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.629	10.000	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.965	12.675	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.675	12.876	5	12.703	13.000	5
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.876	12.026	5	13.000	12.154	1*
2016	11.330	12.840	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.026	13.217	5	12.154	13.371	1*
2017	12.840	14.639	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.217	15.107	6	13.371	15.297	1*
2018	14.639	13.202	1*	N/A	N/A	N/A	N/A	N/A	N/A	15.107	13.658	5	15.297	13.843	1*
LVIP BlackRock Emerging Markets Managed Volatility(11)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.134	9.934	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.934	9.284	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.609	7.728	1*	9.284	7.754	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.728	8.121	1*	7.754	8.156	2
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.142	10.408	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.151	9.557	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.557	9.641	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.565	9.736	1*	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.210	10.090	6	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.083	11.074	9	N/A	N/A	N/A	10.090	11.092	1*	10.099	11.119	59	10.105	11.137	32
2012	11.074	11.550	6	N/A	N/A	N/A	11.092	11.580	6	11.119	11.626	58	11.137	11.657	17
2013	11.550	10.367	12	11.448	10.385	23	11.580	10.404	12	11.626	10.461	233	11.657	10.499	69
2014	10.367	10.470	18	10.385	10.494	20	10.404	10.518	10	10.461	10.592	178	10.499	10.641	65
2015	10.470	9.968	13	10.494	9.996	20	10.518	10.024	10	10.592	10.109	145	10.641	10.166	55
2016	9.968	10.111	12	9.996	10.144	20	10.024	10.178	10	10.109	10.280	120	10.166	10.348	44
2017	10.111	10.117	7	10.144	10.156	22	10.178	10.195	5	10.280	10.312	114	10.348	10.391	36
2018	10.117	9.934	9	10.156	9.977	22	10.195	10.019	4	10.312	10.151	96	10.391	10.239	29
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(12)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
2009	8.479	11.530	3	8.506	11.572	3	8.525	11.604	1*	8.618	11.749	55	9.718	13.262	9
2010	11.530	12.603	3	11.572	12.656	1*	11.604	12.697	1*	11.749	12.874	54	13.262	14.547	8
2011	12.603	11.668	1*	12.656	11.723	1*	12.697	11.767	1*	12.874	11.949	47	14.547	13.516	8
2012	N/A	N/A	N/A	11.723	13.401	1*	11.767	13.458	1*	11.949	13.687	43	13.516	15.497	5
2013	N/A	N/A	N/A	13.401	16.519	1*	13.458	16.596	1*	13.687	16.905	17	15.497	19.159	5
2014	N/A	N/A	N/A	16.519	17.092	1*	16.596	17.181	1*	16.905	17.526	11	19.159	19.883	4
2015	N/A	N/A	N/A	17.092	17.010	1*	17.181	17.109	1*	17.526	17.479	13	19.883	19.849	4
2016	N/A	N/A	N/A	17.010	16.486	1*	17.109	16.591	1*	17.479	16.976	13	19.849	19.297	2
2017	18.903	20.274	1*	16.486	20.427	1*	16.591	20.565	1*	16.976	21.072	14	19.297	23.978	2
2018	20.274	19.043	1*	20.427	19.200	1*	20.565	19.335	1*	21.072	19.843	13	23.978	22.601	2
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	5.376	7.818	2	N/A	N/A	N/A	5.394	7.859	17	5.403	7.879	1*
2010	N/A	N/A	N/A	7.818	9.747	2	N/A	N/A	N/A	7.859	9.818	14	7.879	9.853	1*
2011	9.828	8.892	1*	9.747	8.823	2	N/A	N/A	N/A	9.818	8.905	18	9.853	8.946	1*
2012	8.892	9.271	1*	8.823	9.204	1*	N/A	N/A	N/A	8.905	9.308	8	8.946	9.361	1*
2013	9.271	11.334	1*	9.204	11.257	1*	N/A	N/A	N/A	9.308	11.407	18	9.361	11.483	1*
2014	11.334	10.286	1*	11.257	10.222	1*	N/A	N/A	N/A	11.407	10.379	7	N/A	N/A	N/A
2015	10.286	9.649	1*	10.222	9.594	1*	N/A	N/A	N/A	10.379	9.761	9	N/A	N/A	N/A
2016	9.649	9.662	1*	9.594	9.611	1*	N/A	N/A	N/A	9.761	9.798	8	N/A	N/A	N/A
2017	9.662	11.880	1*	9.611	11.823	1*	N/A	N/A	N/A	9.798	12.077	9	N/A	N/A	N/A
2018	11.880	11.677	1*	11.823	11.627	1*	N/A	N/A	N/A	12.077	11.901	7	N/A	N/A	N/A
LVIP Clarion Global Real Estate Fund - Service Class
2009	4.659	6.288	2	4.663	6.297	2	6.066	6.305	1*	4.678	6.330	58	4.686	6.346	19
2010	6.288	7.264	2	6.297	7.277	2	6.305	7.290	1*	6.330	7.329	59	6.346	7.356	18
2011	7.264	6.495	2	7.277	6.510	1*	7.290	6.525	2	7.329	6.571	60	7.356	6.601	18
2012	6.495	7.932	3	6.510	7.954	1*	6.525	7.976	1*	6.571	8.044	66	6.601	8.089	7
2013	7.932	8.023	2	7.954	8.049	1*	7.976	8.076	1*	8.044	8.157	24	8.089	8.211	8
2014	8.023	8.947	2	8.049	8.981	1*	8.076	9.015	1*	8.157	9.119	27	8.211	9.189	5
2015	8.947	8.654	2	8.981	8.691	1*	9.015	8.729	1*	9.119	8.843	25	9.189	8.919	4
2016	8.654	8.575	2	8.691	8.617	1*	8.729	8.658	1*	8.843	8.784	22	8.919	8.869	2
2017	8.575	9.309	2	8.617	9.359	1*	8.658	9.409	1*	8.784	9.560	21	8.869	9.656	2
2018	9.309	8.355	2	N/A	N/A	N/A	9.409	8.453	1*	9.560	8.602	16	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.734	10.893	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Standard Class
2009	12.165	14.200	130	12.185	14.229	160	13.775	16.094	111	13.949	16.323	1,447	10.787	12.635	381
2010	14.200	15.123	118	14.229	15.162	146	16.094	17.158	92	16.323	17.427	1,312	12.635	13.503	340
2011	15.123	15.980	86	15.162	16.029	138	17.158	18.148	77	17.427	18.461	932	13.503	14.318	298
2012	15.980	16.723	67	16.029	16.784	119	18.148	19.012	59	18.461	19.368	667	14.318	15.037	247
2013	16.723	16.038	41	16.784	16.104	111	19.012	18.251	53	19.368	18.621	505	15.037	14.471	207
2014	16.038	16.685	33	16.104	16.762	71	18.251	19.006	48	18.621	19.421	387	14.471	15.108	166
2015	16.685	16.442	27	16.762	16.526	69	19.006	18.749	38	19.421	19.186	363	15.108	14.941	127
2016	16.442	16.581	27	16.526	16.674	63	18.749	18.925	36	19.186	19.396	326	14.941	15.119	102
2017	16.581	16.988	24	16.674	17.092	52	18.925	19.410	20	19.396	19.923	276	15.119	15.545	82
2018	16.988	16.538	26	17.092	16.648	49	19.410	18.915	13	19.923	19.444	238	15.545	15.186	58
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.031	9.809	1*	10.040	9.833	121	N/A	N/A	N/A
2012	10.005	9.994	3	N/A	N/A	N/A	9.809	10.020	1*	9.833	10.060	138	9.988	10.086	1*
2013	9.994	9.860	8	9.891	9.878	1*	N/A	N/A	N/A	10.060	9.950	197	10.086	9.986	35
2014	9.860	9.715	2	9.878	9.737	1*	N/A	N/A	N/A	9.950	9.828	61	9.986	9.873	7
2015	9.715	9.444	2	9.737	9.471	1*	N/A	N/A	N/A	9.828	9.578	45	9.873	9.632	4
2016	9.444	9.457	2	9.471	9.488	1*	N/A	N/A	N/A	9.578	9.615	46	9.632	9.679	3
2017	9.457	9.495	2	9.488	9.531	1*	N/A	N/A	N/A	9.615	9.678	36	9.679	9.751	3
2018	9.495	9.323	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.678	9.526	25	9.751	9.608	4

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Social Awareness Fund - Standard Class
2009	9.936	12.680	3	9.975	12.736	11	10.528	13.449	2	10.120	12.948	150	10.919	13.983	30
2010	12.680	13.888	3	12.736	13.957	5	13.449	14.745	2	12.948	14.217	139	13.983	15.369	29
2011	13.888	13.720	3	13.957	13.795	5	14.745	14.582	2	14.217	14.080	118	15.369	15.237	26
2012	13.720	15.527	2	13.795	15.620	3	14.582	16.518	2	14.080	15.974	84	15.237	17.304	24
2013	15.527	20.682	2	15.620	20.816	3	16.518	22.025	2	15.974	21.332	55	17.304	23.130	25
2014	20.682	23.389	2	20.816	23.553	1*	22.025	24.933	1*	21.332	24.184	40	23.130	26.249	19
2015	23.389	22.809	2	23.553	22.979	1*	24.933	24.338	1*	24.184	23.643	34	26.249	25.687	18
2016	22.809	23.877	1*	22.979	24.068	1*	24.338	25.503	1*	23.643	24.812	33	25.687	26.985	14
2017	23.877	28.173	1*	24.068	28.413	1*	25.503	30.122	1*	24.812	29.350	30	26.985	31.951	12
2018	28.173	26.394	4	28.413	26.633	1*	30.122	28.248	1*	29.350	27.566	24	31.951	30.039	7
LVIP Delaware Special Opportunities Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.681	7.268	13	N/A	N/A	N/A
2010	7.220	9.227	2	N/A	N/A	N/A	N/A	N/A	N/A	7.268	9.311	42	7.287	9.345	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.311	8.656	40	9.345	8.696	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.656	9.757	29	8.696	9.812	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.757	12.801	13	9.812	12.886	5
2014	13.421	13.257	5	N/A	N/A	N/A	N/A	N/A	N/A	12.801	13.512	16	12.886	13.615	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.512	13.286	10	13.615	13.401	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.286	15.688	9	13.401	15.839	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.688	18.116	6	15.839	18.310	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.116	15.146	3	18.310	15.324	1*
LVIP Delaware Wealth Builder Fund - Standard Class(7)
2009	10.064	13.040	28	N/A	N/A	N/A	10.519	13.644	12	10.249	13.314	76	10.405	13.530	52
2010	13.040	14.399	27	N/A	N/A	N/A	13.644	15.081	11	13.314	14.738	59	13.530	14.992	52
2011	14.399	13.848	16	N/A	N/A	N/A	15.081	14.519	9	14.738	14.210	54	14.992	14.470	23
2012	13.848	15.401	10	N/A	N/A	N/A	14.519	16.163	1*	14.210	15.843	36	14.470	16.149	14
2013	15.401	18.179	1*	N/A	N/A	N/A	16.163	19.096	1*	15.843	18.747	32	16.149	19.128	7
2014	18.179	18.623	1*	N/A	N/A	N/A	19.096	19.579	1*	18.747	19.251	30	19.128	19.661	7
2015	18.623	18.035	1*	N/A	N/A	N/A	19.579	18.984	1*	19.251	18.693	25	19.661	19.111	1*
2016	18.035	18.694	1*	N/A	N/A	N/A	18.984	19.704	1*	18.693	19.430	23	19.111	19.884	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	19.704	21.744	1*	19.430	21.471	22	19.884	21.997	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	21.744	20.251	1*	21.471	20.028	27	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.409	9.224	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.593	9.310	1*	10.808	9.343	1*
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.078	8.300	3	N/A	N/A	N/A
2012	8.285	9.638	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.300	9.677	3	N/A	N/A	N/A
2013	9.638	10.866	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.677	10.937	3	N/A	N/A	N/A
2014	10.866	9.841	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.937	9.930	3	N/A	N/A	N/A
2015	9.841	9.254	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.930	9.361	3	N/A	N/A	N/A
2016	9.254	9.241	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.361	9.371	2	N/A	N/A	N/A
2017	9.241	11.416	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.371	11.606	1*	N/A	N/A	N/A
2018	11.416	9.381	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.606	9.564	2	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2009	7.437	9.070	5	N/A	N/A	N/A	8.901	9.111	1*	7.503	9.174	9	7.530	9.216	7
2010	9.070	10.021	5	N/A	N/A	N/A	9.111	10.076	1*	9.174	10.161	20	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.076	9.985	1*	10.161	10.084	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.985	11.275	1*	10.084	11.404	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.275	14.714	1*	11.404	14.904	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.714	16.304	1*	14.904	16.542	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	16.304	15.647	1*	16.542	15.898	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.647	17.529	1*	15.898	17.837	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	17.529	20.746	1*	17.837	21.145	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	20.746	18.838	1*	21.145	19.227	1*	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.858	10.955	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.150	9.356	5	N/A	N/A	N/A
2012	9.809	10.740	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.356	10.783	5	N/A	N/A	N/A
2013	10.740	13.585	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.783	13.674	5	N/A	N/A	N/A
2014	13.585	13.928	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.674	14.054	5	N/A	N/A	N/A
2015	13.928	12.600	1*	N/A	N/A	N/A	N/A	N/A	N/A	14.054	12.746	5	N/A	N/A	N/A
2016	12.600	13.712	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.746	13.905	5	N/A	N/A	N/A
2017	13.712	16.001	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.905	16.267	1*	N/A	N/A	N/A
2018	16.001	14.448	1*	N/A	N/A	N/A	N/A	N/A	N/A	16.267	14.725	1*	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.041	10.344	26	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.344	10.534	28	10.437	10.551	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.534	10.055	37	10.551	10.082	18
2014	N/A	N/A	N/A	10.286	10.256	1*	N/A	N/A	N/A	10.055	10.330	26	10.082	10.368	2
2015	N/A	N/A	N/A	10.256	10.079	1*	N/A	N/A	N/A	10.330	10.173	28	10.368	10.220	5
2016	N/A	N/A	N/A	10.079	10.082	1*	N/A	N/A	N/A	10.173	10.196	24	10.220	10.253	6
2017	N/A	N/A	N/A	10.082	10.168	1*	N/A	N/A	N/A	10.196	10.304	25	10.253	10.368	5
2018	9.854	9.910	10	N/A	N/A	N/A	N/A	N/A	N/A	10.304	10.100	21	10.368	10.173	5
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.105	11.055	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.055	11.511	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.511	10.745	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.745	11.232	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.232	13.113	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.113	12.107	2	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	5.967	7.490	1*	N/A	N/A	N/A	5.986	7.529	12	5.996	7.549	5
2010	N/A	N/A	N/A	7.490	7.820	1*	N/A	N/A	N/A	7.529	7.877	10	7.549	7.905	2
2011	N/A	N/A	N/A	7.820	7.424	1*	N/A	N/A	N/A	7.877	7.493	10	7.905	7.528	2
2012	N/A	N/A	N/A	7.424	8.816	1*	N/A	N/A	N/A	7.493	8.916	17	7.528	8.966	2
2013	N/A	N/A	N/A	8.816	10.359	1*	N/A	N/A	N/A	8.916	10.497	11	8.966	10.567	2
2014	N/A	N/A	N/A	10.359	9.947	1*	N/A	N/A	N/A	10.497	10.100	8	10.567	10.177	2
2015	N/A	N/A	N/A	9.947	8.963	1*	N/A	N/A	N/A	10.100	9.119	8	10.177	9.198	1*
2016	N/A	N/A	N/A	8.963	8.994	1*	N/A	N/A	N/A	9.119	9.168	6	9.198	9.257	1*
2017	N/A	N/A	N/A	8.994	10.697	1*	N/A	N/A	N/A	9.168	10.927	6	9.257	11.035	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.927	9.746	6	11.035	9.852	1*
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2009	9.081	11.297	6	9.257	11.323	47	9.273	11.349	9	9.323	11.427	53	9.356	11.479	49
2010	11.297	12.225	11	11.323	12.259	46	11.349	12.293	29	11.427	12.396	47	11.479	12.465	47
2011	12.225	12.412	9	12.259	12.453	46	12.293	12.494	27	12.396	12.617	35	12.465	12.701	42
2012	12.412	13.342	23	12.453	13.393	45	12.494	13.444	25	12.617	13.597	45	12.701	13.700	52
2013	13.342	14.338	11	13.393	14.400	42	13.444	14.462	24	13.597	14.649	49	13.700	14.775	34
2014	14.338	14.840	11	14.400	14.911	35	14.462	14.983	23	14.649	15.199	48	14.775	15.345	9
2015	14.840	14.243	11	14.911	14.318	28	14.983	14.394	22	15.199	14.624	38	15.345	14.779	9
2016	14.243	14.646	60	14.318	14.731	18	14.394	14.816	21	14.624	15.076	45	14.779	15.251	8
2017	14.646	15.847	56	14.731	15.947	11	14.816	16.048	20	15.076	16.353	27	15.251	16.560	8
2018	15.847	14.827	51	15.947	14.928	4	16.048	15.029	19	16.353	15.338	26	16.560	15.548	8
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2009	8.333	10.529	21	8.348	10.553	23	8.363	10.577	6	8.408	10.650	309	8.438	10.699	46
2010	10.529	11.620	21	10.553	11.653	23	10.577	11.685	5	10.650	11.783	294	10.699	11.849	41
2011	11.620	11.379	20	N/A	N/A	N/A	11.685	11.454	6	11.783	11.568	271	11.849	11.644	39
2012	11.379	12.162	18	N/A	N/A	N/A	11.454	12.255	5	11.568	12.395	259	11.644	12.489	64
2013	12.162	13.523	17	N/A	N/A	N/A	12.255	13.639	5	12.395	13.816	238	12.489	13.935	24
2014	13.523	13.701	24	N/A	N/A	N/A	13.639	13.832	5	13.816	14.032	227	13.935	14.167	13
2015	13.701	12.921	18	N/A	N/A	N/A	13.832	13.058	5	14.032	13.267	200	14.167	13.408	13
2016	12.921	13.253	12	N/A	N/A	N/A	13.058	13.407	5	13.267	13.642	186	13.408	13.801	8
2017	13.253	15.006	11	N/A	N/A	N/A	13.407	15.196	5	13.642	15.485	177	13.801	15.678	8
2018	15.006	13.765	11	N/A	N/A	N/A	15.196	13.953	5	15.485	14.240	167	15.678	14.432	2
LVIP Global Income Fund - Service Class
2009	N/A	N/A	N/A	10.765	10.661	5	N/A	N/A	N/A	10.109	10.673	43	10.413	10.682	2
2010	N/A	N/A	N/A	10.661	11.457	5	N/A	N/A	N/A	10.673	11.492	51	10.682	11.514	1*
2011	N/A	N/A	N/A	11.457	11.346	4	N/A	N/A	N/A	11.492	11.404	40	11.514	11.436	1*
2012	N/A	N/A	N/A	11.346	11.971	4	N/A	N/A	N/A	11.404	12.056	52	11.436	12.103	1*
2013	N/A	N/A	N/A	11.971	11.398	4	N/A	N/A	N/A	12.056	11.501	54	12.103	11.557	1*
2014	N/A	N/A	N/A	11.398	11.383	3	N/A	N/A	N/A	11.501	11.509	30	11.557	11.577	1*
2015	N/A	N/A	N/A	11.383	10.926	2	N/A	N/A	N/A	11.509	11.070	17	11.577	11.146	1*
2016	N/A	N/A	N/A	10.926	10.759	2	N/A	N/A	N/A	11.070	10.922	16	11.146	11.008	1*
2017	11.074	11.026	1*	10.759	11.073	1*	N/A	N/A	N/A	10.922	11.263	26	11.008	11.362	1*
2018	11.026	11.002	1*	11.073	11.055	1*	N/A	N/A	N/A	11.263	11.268	18	11.362	11.377	1*
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	8.837	11.085	38	8.852	11.111	87	8.900	11.187	627	8.932	11.238	116
2010	N/A	N/A	N/A	11.085	12.159	36	11.111	12.193	35	11.187	12.296	541	11.238	12.364	101
2011	N/A	N/A	N/A	12.159	12.052	34	12.193	12.091	34	12.296	12.211	361	12.364	12.291	109
2012	12.280	12.891	1*	12.052	12.940	35	12.091	12.989	33	12.211	13.137	288	12.291	13.237	44
2013	12.891	14.120	58	12.940	14.181	33	12.989	14.242	32	13.137	14.426	278	13.237	14.550	55
2014	14.120	14.400	47	14.181	14.469	30	14.242	14.538	31	14.426	14.748	227	14.550	14.890	40
2015	14.400	13.624	44	14.469	13.697	28	14.538	13.769	30	14.748	13.989	178	14.890	14.138	26
2016	13.624	13.920	40	13.697	14.001	26	13.769	14.082	28	13.989	14.328	111	14.138	14.495	20
2017	13.920	15.583	42	14.001	15.681	25	14.082	15.780	27	14.328	16.080	84	14.495	16.282	19
2018	15.583	14.430	38	15.681	14.528	23	15.780	14.626	1*	16.080	14.927	71	16.282	15.130	13
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Standard Class
2009	10.478	10.317	109	10.519	10.362	189	10.989	10.831	92	11.128	10.985	948	10.757	10.629	282
2010	10.317	10.133	60	10.362	10.182	100	10.831	10.648	49	10.985	10.815	593	10.629	10.476	258
2011	10.133	9.950	51	10.182	10.004	108	10.648	10.466	38	10.815	10.647	466	10.476	10.323	345
2012	9.950	9.770	45	10.004	9.828	86	10.466	10.287	45	10.647	10.481	338	10.323	10.172	211
2013	9.770	9.593	38	9.828	9.655	34	10.287	10.111	39	10.481	10.317	407	10.172	10.023	175
2014	9.593	9.420	36	9.655	9.485	22	10.111	9.938	37	10.317	10.156	298	10.023	9.876	118
2015	9.420	9.249	49	9.485	9.318	34	9.938	9.768	37	10.156	9.997	272	9.876	9.731	81
2016	9.249	9.082	51	9.318	9.154	71	9.768	9.602	33	9.997	9.841	222	9.731	9.589	73
2017	9.082	8.952	47	9.154	9.028	1*	9.602	9.474	9	9.841	9.725	175	9.589	9.485	45
2018	8.952	8.911	47	9.028	8.990	1*	9.474	9.439	9	9.725	9.704	202	9.485	9.474	22

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.345	10.258	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.258	9.573	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.573	10.434	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.434	11.372	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.372	10.171	2	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.923	10.283	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.283	9.218	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.795	10.877	1*	10.805	10.903	10	10.812	10.921	1*
2012	11.996	12.220	2	N/A	N/A	N/A	10.877	12.252	1*	10.903	12.300	26	10.921	12.332	1*
2013	12.220	12.752	4	12.380	12.775	1*	N/A	N/A	N/A	12.300	12.868	27	12.332	12.914	1*
2014	12.752	12.841	4	12.775	12.871	1*	N/A	N/A	N/A	12.868	12.991	40	12.914	13.051	1*
2015	12.841	12.080	2	12.871	12.114	1*	N/A	N/A	N/A	12.991	12.251	25	13.051	12.320	1*
2016	12.080	13.397	2	12.114	13.442	1*	N/A	N/A	N/A	12.251	13.621	30	12.320	13.711	1*
2017	13.397	14.008	2	13.442	14.061	1*	N/A	N/A	N/A	13.621	14.278	24	13.711	14.387	1*
2018	14.008	13.325	2	N/A	N/A	N/A	N/A	N/A	N/A	14.278	13.616	16	14.387	13.734	1*
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.852	11.581	18	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.067	7.424	9	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.424	9.093	9	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.093	8.769	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.274	9.682	2	N/A	N/A	N/A	8.769	9.792	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.682	11.778	2	11.035	11.817	1*	9.792	11.937	23	9.846	12.015	2
2014	N/A	N/A	N/A	11.778	12.476	2	N/A	N/A	N/A	11.937	12.669	18	12.015	12.765	7
2015	N/A	N/A	N/A	12.476	11.278	2	N/A	N/A	N/A	12.669	11.475	14	12.765	11.573	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.475	12.391	14	11.573	12.509	2
2017	12.921	13.584	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.391	13.951	15	12.509	14.096	2
2018	13.584	11.732	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.951	12.079	11	14.096	12.217	2
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.891	10.049	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.049	9.163	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.163	9.006	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.006	8.726	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.726	11.044	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.044	9.950	1*	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2009	N/A	N/A	N/A	5.570	7.413	2	5.575	7.423	1*	5.588	7.452	16	5.597	7.472	2
2010	N/A	N/A	N/A	7.413	8.215	3	7.423	8.230	1*	7.452	8.275	20	7.472	8.305	2
2011	N/A	N/A	N/A	8.215	7.253	1*	N/A	N/A	N/A	8.275	7.321	19	8.305	7.354	2
2012	N/A	N/A	N/A	7.253	8.485	6	N/A	N/A	N/A	7.321	8.581	11	7.354	8.630	2
2013	N/A	N/A	N/A	8.485	9.444	5	N/A	N/A	N/A	8.581	9.570	20	8.630	9.634	4
2014	N/A	N/A	N/A	9.444	8.785	5	N/A	N/A	N/A	9.570	8.920	18	9.634	8.988	1*
2015	N/A	N/A	N/A	8.785	8.718	5	N/A	N/A	N/A	8.920	8.870	8	8.988	8.947	1*
2016	N/A	N/A	N/A	8.718	8.683	1*	N/A	N/A	N/A	8.870	8.852	10	8.947	8.938	1*
2017	10.270	11.159	1*	8.683	11.218	1*	N/A	N/A	N/A	8.852	11.459	13	8.938	11.576	1*
2018	11.159	10.027	1*	11.218	10.085	8	N/A	N/A	N/A	11.459	10.323	10	11.576	10.438	1*

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS Value Fund - Service Class
2009	6.428	7.614	6	N/A	N/A	N/A	6.438	7.634	20	6.454	7.664	162	6.464	7.684	6
2010	7.614	8.320	5	7.624	8.335	1*	7.634	8.351	19	7.664	8.396	159	7.684	8.426	38
2011	8.320	8.139	2	8.335	8.157	1*	8.351	8.177	14	8.396	8.233	136	8.426	8.271	41
2012	8.139	9.271	5	8.157	9.297	9	8.177	9.324	10	8.233	9.402	105	8.271	9.455	40
2013	9.271	12.344	14	9.297	12.384	9	9.324	12.426	2	9.402	12.549	105	9.455	12.633	23
2014	12.344	13.357	12	12.384	13.408	8	N/A	N/A	N/A	12.549	13.614	51	12.633	13.718	8
2015	13.357	13.008	18	13.408	13.064	8	N/A	N/A	N/A	13.614	13.292	37	13.718	13.407	4
2016	13.008	14.530	14	13.064	14.599	1*	N/A	N/A	N/A	13.292	14.883	36	13.407	15.027	3
2017	14.530	16.736	11	14.599	16.825	1*	N/A	N/A	N/A	14.883	17.186	38	15.027	17.369	3
2018	16.736	14.750	8	16.825	14.835	1*	N/A	N/A	N/A	17.186	15.184	36	17.369	15.361	3
LVIP Mondrian International Value Fund - Standard Class
2009	15.283	18.189	15	15.346	18.273	15	15.400	18.346	9	15.559	18.564	174	15.257	18.222	49
2010	18.189	18.295	14	18.273	18.389	9	18.346	18.472	4	18.564	18.719	157	18.222	18.393	46
2011	18.295	17.203	2	18.389	17.300	7	18.472	17.386	3	18.719	17.645	124	18.393	17.355	40
2012	17.203	18.511	2	17.300	18.625	6	17.386	18.728	2	17.645	19.035	80	17.355	18.741	34
2013	18.511	22.141	4	18.625	22.288	6	18.728	22.422	2	19.035	22.825	102	18.741	22.494	29
2014	22.141	21.183	4	22.288	21.335	5	22.422	21.474	2	22.825	21.892	89	22.494	21.596	26
2015	21.183	20.007	4	21.335	20.160	5	21.474	20.301	2	21.892	20.727	81	21.596	20.468	21
2016	20.007	20.428	4	20.160	20.594	5	20.301	20.749	2	20.727	21.217	78	20.468	20.972	17
2017	20.428	24.333	1*	20.594	24.543	6	20.749	24.742	2	21.217	25.336	74	20.972	25.069	14
2018	24.333	21.145	3	24.543	21.339	5	24.742	21.521	2	25.336	22.072	68	25.069	21.861	9
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.003	9.900	20	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.900	9.880	48	N/A	N/A	N/A
2016	9.920	9.889	6	N/A	N/A	N/A	N/A	N/A	N/A	9.880	9.954	23	N/A	N/A	N/A
2017	9.889	9.846	5	9.922	9.864	2	N/A	N/A	N/A	9.954	9.936	20	10.002	9.971	1*
2018	9.846	9.753	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.936	9.867	17	9.971	9.911	26
LVIP SSGA Bond Index Fund - Service Class
2009	10.446	10.691	19	10.448	10.699	16	10.275	10.707	8	10.459	10.732	158	10.465	10.748	54
2010	10.691	11.094	15	10.699	11.108	29	10.707	11.122	8	10.732	11.164	172	10.748	11.192	92
2011	11.094	11.668	14	11.108	11.688	30	11.122	11.709	6	11.164	11.771	135	11.192	11.812	48
2012	11.668	11.866	12	11.688	11.893	20	11.709	11.920	3	11.771	12.001	110	11.812	12.055	36
2013	11.866	11.321	12	11.893	11.352	20	11.920	11.383	4	12.001	11.478	110	12.055	11.542	33
2014	11.321	11.723	12	11.352	11.761	21	11.383	11.799	11	11.478	11.915	98	11.542	11.993	25
2015	11.723	11.508	13	11.761	11.551	20	11.799	11.595	7	11.915	11.726	94	11.993	11.815	23
2016	11.508	11.527	12	11.551	11.576	21	11.595	11.626	7	11.726	11.775	101	11.815	11.876	27
2017	11.527	11.646	14	11.576	11.702	22	11.626	11.758	8	11.775	11.927	86	11.876	12.038	26
2018	11.646	11.367	14	11.702	11.427	20	11.758	11.487	7	11.927	11.670	79	12.038	11.790	22
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.441	10.526	7	10.445	10.541	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.526	11.273	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.273	11.818	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.818	12.150	9	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.150	11.815	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.815	12.179	8	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.179	13.237	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.237	12.431	3	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.394	10.489	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.489	11.157	13	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.157	11.727	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.727	12.150	14	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.150	11.705	16	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.705	12.277	16	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.277	13.221	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.221	12.327	7	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2009	6.252	8.858	2	4.742	8.865	2	4.945	8.871	1*	6.260	8.892	21	6.263	8.905	1*
2010	8.858	9.304	2	8.865	9.316	6	8.871	9.327	1*	8.892	9.363	33	8.905	9.387	5
2011	9.304	8.005	2	9.316	8.019	6	9.327	8.033	1*	9.363	8.076	27	9.387	8.104	6
2012	8.005	8.908	2	8.019	8.929	2	8.033	8.948	1*	8.076	9.010	19	8.104	9.051	1*
2013	8.908	10.495	1*	8.929	10.524	6	8.948	10.553	1*	9.010	10.641	17	9.051	10.700	6
2014	10.495	10.370	1*	10.524	10.403	6	10.553	10.437	2	10.641	10.540	20	10.700	10.609	6
2015	10.370	9.718	1*	10.403	9.755	6	10.437	9.791	1*	10.540	9.902	12	10.609	9.977	5
2016	9.718	10.443	1*	9.755	10.487	6	9.791	10.532	1*	9.902	10.668	12	9.977	10.759	5
2017	10.443	12.636	1*	10.487	12.696	5	10.532	12.756	1*	10.668	12.940	10	10.759	13.055	4
2018	12.636	10.488	1*	12.696	10.543	5	12.756	10.599	1*	12.940	10.768	10	13.055	10.875	5
LVIP SSGA Emerging Markets 100 Fund - Service Class
2009	6.044	11.242	3	5.168	11.250	2	5.374	11.259	1*	6.052	11.285	60	6.055	11.302	3
2010	11.242	14.065	3	11.250	14.082	3	11.259	14.100	1*	11.285	14.154	67	11.302	14.189	7
2011	14.065	11.714	2	14.082	11.735	5	14.100	11.755	1*	14.154	11.818	33	14.189	11.860	6
2012	11.714	12.924	2	11.735	12.953	1*	11.755	12.982	1*	11.818	13.071	27	11.860	13.130	3
2013	12.924	12.296	2	12.953	12.330	4	12.982	12.364	1*	13.071	12.468	24	13.130	12.537	5
2014	12.296	11.635	2	12.330	11.673	4	12.364	11.711	2	12.468	11.827	19	12.537	11.904	4
2015	11.635	9.451	2	11.673	9.487	5	11.711	9.522	1*	11.827	9.631	15	11.904	9.704	4
2016	9.451	10.684	2	9.487	10.730	5	9.522	10.776	1*	9.631	10.915	13	9.704	11.008	4
2017	10.684	12.955	2	10.730	13.016	4	10.776	13.078	1*	10.915	13.267	11	11.008	13.384	4
2018	12.955	11.123	2	13.016	11.181	4	13.078	11.240	1*	13.267	11.420	11	13.384	11.532	4
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2009	7.861	10.068	2	N/A	N/A	N/A	N/A	N/A	N/A	7.932	10.184	102	7.960	10.231	70
2010	10.068	10.721	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.184	10.872	99	10.231	10.933	68
2011	10.721	10.521	1*	N/A	N/A	N/A	10.781	10.590	1*	10.872	10.695	65	10.933	10.766	68
2012	10.521	11.451	1*	N/A	N/A	N/A	10.590	11.539	1*	10.695	11.670	70	10.766	11.759	62
2013	11.451	12.313	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.670	12.580	27	11.759	12.689	17
2014	12.313	12.536	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.580	12.840	20	12.689	12.963	15
2015	12.536	11.476	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.840	11.783	11	12.963	11.908	11
2016	11.476	11.869	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.783	12.217	11	11.908	12.360	9
2017	11.869	13.344	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.217	13.770	9	12.360	13.941	8
2018	13.344	11.999	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.770	12.413	7	13.941	12.579	6
LVIP SSGA International Index Fund - Service Class
2009	6.388	7.998	2	4.886	8.004	3	5.096	8.010	1*	6.397	8.028	73	6.400	8.040	27
2010	7.998	8.384	3	8.004	8.394	6	8.010	8.405	1*	8.028	8.436	84	8.040	8.458	33
2011	8.384	7.194	2	8.394	7.206	7	8.405	7.219	2	8.436	7.257	96	8.458	7.283	7
2012	7.194	8.320	2	7.206	8.338	5	7.219	8.358	1*	7.257	8.414	79	7.283	8.452	13
2013	8.320	9.857	2	8.338	9.885	11	8.358	9.912	5	8.414	9.994	191	8.452	10.050	82
2014	9.857	9.089	2	9.885	9.118	11	9.912	9.148	7	9.994	9.238	127	10.050	9.298	79
2015	9.089	8.791	2	9.118	8.824	11	9.148	8.858	6	9.238	8.958	126	9.298	9.026	60
2016	8.791	8.694	2	8.824	8.731	9	8.858	8.768	7	8.958	8.881	126	9.026	8.957	48
2017	8.694	10.615	1*	8.731	10.666	8	8.768	10.717	6	8.881	10.871	120	8.957	10.972	44
2018	10.615	8.970	6	10.666	9.017	7	10.717	9.065	6	10.871	9.209	98	10.972	9.304	40
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.933	8.705	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.705	8.249	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.466	10.033	1*	8.249	10.073	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.073	8.690	2

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Large Cap 100 Fund - Service Class
2009	6.964	9.226	5	5.193	9.233	6	5.468	9.240	3	6.973	9.261	63	6.976	9.275	2
2010	9.226	10.768	5	9.233	10.782	11	9.240	10.795	2	9.261	10.836	84	9.275	10.863	10
2011	10.768	10.789	4	10.782	10.808	10	10.795	10.827	2	10.836	10.884	109	10.863	10.923	16
2012	10.789	11.857	3	10.808	11.883	3	10.827	11.910	1*	10.884	11.991	50	10.923	12.046	7
2013	11.857	15.771	4	11.883	15.814	7	11.910	15.858	1*	11.991	15.990	71	12.046	16.078	17
2014	15.771	18.027	4	15.814	18.085	7	15.858	18.144	3	15.990	18.323	62	16.078	18.443	10
2015	18.027	16.827	2	18.085	16.891	7	18.144	16.954	2	18.323	17.147	30	18.443	17.276	5
2016	16.827	20.025	2	16.891	20.110	10	16.954	20.196	2	17.147	20.456	26	17.276	20.631	5
2017	20.025	23.289	1*	20.110	23.399	10	20.196	23.511	2	20.456	23.849	22	20.631	24.077	5
2018	23.289	20.271	1*	23.399	20.377	9	23.511	20.485	2	23.849	20.811	20	24.077	21.031	4
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.448	10.884	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.901	12.521	2	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.271	12.499	12	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.499	10.874	12	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.641	10.396	8	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.396	11.372	7	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.578	12.947	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.947	12.523	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.523	13.110	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.110	14.742	10	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.742	13.565	35	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.555	10.392	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.392	11.276	9	N/A	N/A	N/A
2013	11.926	12.382	33	11.942	12.403	14	11.959	12.425	24	11.276	12.488	393	12.043	12.531	83
2014	12.382	12.798	33	12.403	12.827	11	12.425	12.855	21	12.488	12.941	349	12.531	12.998	66
2015	12.798	12.194	32	12.827	12.227	10	12.855	12.260	17	12.941	12.360	286	12.998	12.427	59
2016	12.194	13.048	30	12.227	13.090	9	12.260	13.133	14	12.360	13.260	259	12.427	13.345	54
2017	13.048	14.457	25	13.090	14.510	9	13.133	14.565	9	13.260	14.727	224	13.345	14.831	46
2018	14.457	13.148	22	14.510	13.203	8	14.565	13.259	8	14.727	13.427	201	14.831	13.536	33
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.790	10.323	12	10.795	10.338	14
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.323	11.437	12	10.338	11.464	14
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.464	12.934	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.392	13.161	1*	12.934	13.219	14
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.161	12.656	1*	13.219	12.725	14
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.656	13.341	1*	12.725	13.427	13
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.341	15.318	1*	13.427	15.432	13
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.318	13.921	1*	15.432	14.038	13
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.266	15.496	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	15.496	13.965	1*	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA S&P 500 Index Fund - Service Class
2009	6.927	8.553	9	6.939	8.573	6	5.818	8.592	3	6.989	8.651	59	7.014	8.691	43
2010	8.553	9.609	9	8.573	9.636	13	8.592	9.663	3	8.651	9.744	66	8.691	9.798	50
2011	9.609	9.584	6	9.636	9.615	12	9.663	9.647	3	9.744	9.742	62	9.798	9.807	10
2012	9.584	10.853	4	9.615	10.894	7	9.647	10.936	2	9.742	11.060	45	9.807	11.144	16
2013	10.853	14.029	28	10.894	14.089	19	10.936	14.150	312	11.060	14.333	464	11.144	14.456	145
2014	14.029	15.582	24	14.089	15.657	12	14.150	15.732	256	14.333	15.960	370	14.456	16.113	126
2015	15.582	15.437	20	15.657	15.519	11	15.732	15.601	47	15.960	15.850	306	16.113	16.018	88
2016	15.437	16.893	13	15.519	16.991	9	15.601	17.090	44	15.850	17.389	249	16.018	17.591	65
2017	16.893	20.111	12	16.991	20.238	8	17.090	20.365	33	17.389	20.753	221	17.591	21.009	56
2018	20.111	18.779	16	20.238	18.907	7	20.365	19.036	29	20.753	19.428	178	21.009	19.687	46
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.000	10.038	11	10.029	10.044	1*
LVIP SSGA Small-Cap Index Fund - Service Class
2009	5.905	7.287	2	5.910	7.297	2	4.568	7.306	1*	5.929	7.335	18	5.939	7.354	14
2010	7.287	9.004	2	7.297	9.021	3	7.306	9.037	1*	7.335	9.086	21	7.354	9.119	14
2011	9.004	8.415	2	9.021	8.434	3	9.037	8.454	1*	9.086	8.512	24	9.119	8.552	3
2012	8.415	9.550	1*	8.434	9.577	3	8.454	9.603	1*	8.512	9.685	14	8.552	9.739	5
2013	9.550	12.896	11	9.577	12.939	6	9.603	12.982	9	9.685	13.111	89	9.739	13.198	17
2014	12.896	13.218	11	12.939	13.269	6	12.982	13.320	9	13.111	13.472	71	13.198	13.576	15
2015	13.218	12.333	10	13.269	12.387	6	13.320	12.440	9	13.472	12.602	64	13.576	12.711	11
2016	12.333	14.575	9	12.387	14.645	4	12.440	14.715	8	12.602	14.929	48	12.711	15.074	8
2017	14.575	16.300	9	14.645	16.387	4	14.715	16.474	5	14.929	16.738	42	15.074	16.911	6
2018	16.300	14.146	9	16.387	14.229	4	16.474	14.312	5	16.738	14.563	29	16.911	14.728	7
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2009	7.214	10.714	2	4.981	10.722	2	5.293	10.730	1*	7.224	10.755	19	7.227	10.772	2
2010	10.714	13.403	1*	10.722	13.420	3	10.730	13.436	1*	10.755	13.488	32	10.772	13.522	3
2011	13.403	12.834	1*	13.420	12.857	2	13.436	12.879	1*	13.488	12.948	30	13.522	12.994	2
2012	12.834	14.306	1*	12.857	14.338	1*	12.879	14.369	1*	12.948	14.468	13	12.994	14.534	1*
2013	14.306	18.840	1*	14.338	18.892	2	14.369	18.943	1*	14.468	19.102	11	14.534	19.208	2
2014	18.840	19.242	1*	18.892	19.305	2	18.943	19.367	1*	19.102	19.559	7	19.208	19.687	2
2015	19.242	17.553	3	19.305	17.619	2	19.367	17.684	1*	19.559	17.886	7	19.687	18.021	2
2016	17.553	22.360	2	17.619	22.455	1*	17.684	22.549	1*	17.886	22.841	7	18.021	23.037	1*
2017	22.360	23.282	2	22.455	23.393	2	22.549	23.503	1*	22.841	23.843	11	23.037	24.071	1*
2018	23.282	19.731	2	23.393	19.835	1*	23.503	19.938	1*	23.843	20.257	9	24.071	20.471	1*
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.997	12.286	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2010 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.659	9.546	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.546	10.456	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.808	11.033	23	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.033	11.798	21	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.798	12.135	20	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.135	11.722	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.722	12.017	18	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.017	12.934	16	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.934	12.161	15	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price 2020 Fund - Service Class
2009	7.351	9.046	2	N/A	N/A	N/A	N/A	N/A	N/A	7.381	9.105	17	6.734	9.129	6
2010	9.046	9.924	2	N/A	N/A	N/A	N/A	N/A	N/A	9.105	10.013	10	9.129	10.050	28
2011	9.924	9.737	2	N/A	N/A	N/A	N/A	N/A	N/A	10.013	9.849	10	10.050	9.895	28
2012	9.737	10.333	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.849	10.479	10	9.895	10.538	5
2013	10.333	11.244	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.479	11.431	10	N/A	N/A	N/A
2014	11.244	11.493	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.431	11.714	10	N/A	N/A	N/A
2015	11.493	11.006	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.714	11.245	9	N/A	N/A	N/A
2016	11.006	11.258	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.245	11.531	9	N/A	N/A	N/A
2017	11.258	12.350	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.531	12.681	9	N/A	N/A	N/A
2018	12.350	11.418	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.681	11.753	9	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2009	8.616	8.811	1*	N/A	N/A	N/A	N/A	N/A	N/A	6.743	8.869	1*	N/A	N/A	N/A
2010	8.811	9.709	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.869	9.798	1*	N/A	N/A	N/A
2011	9.709	9.454	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.454	9.989	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.989	11.125	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.125	11.347	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	11.347	10.815	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	10.815	10.984	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	10.984	12.205	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.205	11.045	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2009	8.223	8.255	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	8.255	9.188	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.188	8.865	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2009	5.642	7.906	1*	N/A	N/A	N/A	N/A	N/A	N/A	5.665	7.958	54	5.674	7.978	3
2010	7.906	9.037	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.958	9.119	29	7.978	9.152	1*
2011	9.037	8.703	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.119	8.804	10	9.152	8.845	1*
2012	8.703	10.083	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.804	10.225	48	8.845	10.283	9
2013	10.083	13.729	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.225	13.958	27	10.283	14.050	2
2014	13.729	14.615	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.958	14.895	29	14.050	15.009	2
2015	14.615	15.846	3	N/A	N/A	N/A	N/A	N/A	N/A	14.895	16.191	68	15.009	16.331	5
2016	15.846	15.733	3	N/A	N/A	N/A	N/A	N/A	N/A	16.191	16.116	49	16.331	16.272	4
2017	15.733	20.598	3	N/A	N/A	N/A	N/A	N/A	N/A	16.116	21.152	38	16.272	21.375	3
2018	20.598	19.944	2	22.030	20.060	3	N/A	N/A	N/A	21.152	20.532	28	21.375	20.769	2
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
2009	8.934	12.835	1*	8.967	12.888	1*	8.996	12.936	3	9.096	13.100	29	10.156	14.641	1*
2010	12.835	16.175	1*	12.888	16.250	2	12.936	16.319	2	13.100	16.550	16	N/A	N/A	N/A
2011	16.175	15.264	1*	16.250	15.343	2	16.319	15.415	2	16.550	15.657	15	N/A	N/A	N/A
2012	15.264	17.427	1*	15.343	17.526	2	N/A	N/A	N/A	15.657	17.921	24	N/A	N/A	N/A
2013	17.427	23.060	1*	17.526	23.203	1*	19.898	23.335	1*	17.921	23.773	15	21.143	26.676	2
2014	23.060	25.260	1*	23.203	25.429	1*	N/A	N/A	N/A	23.773	26.107	16	26.676	29.324	1*
2015	25.260	25.319	1*	25.429	25.500	1*	N/A	N/A	N/A	26.107	26.232	16	29.324	29.495	1*
2016	25.319	26.733	1*	25.500	26.938	1*	N/A	N/A	N/A	26.232	27.767	15	29.495	31.251	1*
2017	26.733	32.737	1*	26.938	33.005	1*	N/A	N/A	N/A	27.767	34.088	11	31.251	38.403	1*
2018	32.737	31.148	1*	33.005	31.420	1*	N/A	N/A	N/A	34.088	32.515	7	38.403	36.668	1*
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.206	9.350	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.350	10.570	5	10.070	10.588	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.570	13.544	9	10.588	13.580	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.544	14.920	6	13.580	14.974	2
2015	15.092	14.433	1*	N/A	N/A	N/A	N/A	N/A	N/A	14.920	14.601	7	14.974	14.669	1*
2016	14.433	15.849	1*	N/A	N/A	N/A	N/A	N/A	N/A	14.601	16.073	8	14.669	16.164	1*
2017	15.849	18.651	1*	N/A	N/A	N/A	N/A	N/A	N/A	16.073	18.962	4	N/A	N/A	N/A
2018	18.651	17.362	1*	N/A	N/A	N/A	N/A	N/A	N/A	18.962	17.696	3	20.647	17.832	1*
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.823	8.342	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.342	9.773	8	8.775	9.789	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.773	11.009	8	9.789	11.038	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.009	10.305	9	11.038	10.343	1*
2015	10.753	9.705	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.305	9.818	10	10.343	9.864	1*
2016	9.705	9.857	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.818	9.996	9	9.864	10.053	1*
2017	9.857	12.384	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.996	12.591	6	10.053	12.675	1*
2018	12.384	10.343	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.591	10.543	8	12.675	10.623	1*
LVIP VIP Mid Cap Managed Volatility(12)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.138	8.126	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.126	9.490	11	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.490	8.476	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.476	9.907	11	N/A	N/A	N/A
2013	11.308	13.010	2	N/A	N/A	N/A	N/A	N/A	N/A	9.907	13.227	1*	9.963	13.315	6
2014	13.010	14.188	2	N/A	N/A	N/A	N/A	N/A	N/A	13.227	14.462	7	N/A	N/A	N/A
2015	14.188	15.203	2	N/A	N/A	N/A	N/A	N/A	N/A	14.462	15.534	10	N/A	N/A	N/A
2016	15.203	14.902	2	N/A	N/A	N/A	N/A	N/A	N/A	15.534	15.265	1*	N/A	N/A	N/A
2017	14.902	19.826	2	N/A	N/A	N/A	N/A	N/A	N/A	15.265	20.360	1*	N/A	N/A	N/A
2018	19.826	19.677	2	N/A	N/A	N/A	N/A	N/A	N/A	20.360	20.258	2	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2009	N/A	N/A	N/A	5.012	6.994	1*	N/A	N/A	N/A	5.028	7.031	17	5.036	7.049	1*
2010	N/A	N/A	N/A	6.994	8.490	1*	N/A	N/A	N/A	7.031	8.551	15	7.049	8.582	1*
2011	N/A	N/A	N/A	8.490	7.542	1*	N/A	N/A	N/A	8.551	7.612	26	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.542	9.171	4	N/A	N/A	N/A	7.612	9.275	67	8.887	9.327	7
2013	N/A	N/A	N/A	9.171	12.054	3	N/A	N/A	N/A	9.275	12.215	32	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.054	12.788	2	N/A	N/A	N/A	12.215	12.985	58	12.296	13.084	4
2015	N/A	N/A	N/A	12.788	12.339	2	N/A	N/A	N/A	12.985	12.554	25	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.339	13.668	2	N/A	N/A	N/A	12.554	13.934	21	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.668	15.189	1*	N/A	N/A	N/A	13.934	15.516	19	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.189	12.718	1*	N/A	N/A	N/A	15.516	13.017	18	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.868	9.858	2
MFS® VIT Growth Series - Service Class
2009	9.132	12.310	1*	9.165	12.361	1*	4.039	5.451	15	4.091	5.529	51	10.977	14.850	10
2010	12.310	13.900	1*	12.361	13.965	1*	5.451	6.161	17	5.529	6.259	39	14.850	16.827	7
2011	13.900	13.570	1*	13.965	13.639	1*	6.161	6.021	14	6.259	6.125	35	16.827	16.484	7
2012	N/A	N/A	N/A	13.639	15.683	1*	6.021	6.926	11	6.125	7.057	30	16.484	19.012	6
2013	N/A	N/A	N/A	15.683	21.025	1*	6.926	9.290	6	7.057	9.480	29	19.012	25.564	6
2014	N/A	N/A	N/A	21.025	22.444	1*	9.290	9.922	4	9.480	10.139	28	25.564	27.370	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.922	10.461	4	10.139	10.707	24	27.370	28.931	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.461	10.504	3	10.707	10.767	21	28.931	29.122	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.504	13.530	3	10.767	13.889	15	29.122	37.606	5
2018	N/A	N/A	N/A	N/A	N/A	N/A	13.530	13.616	1*	13.889	13.999	12	37.606	37.939	5

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT II Core Equity Portfolio - Service Class(10)
2009	8.087	10.497	1*	8.116	10.539	1*	8.151	10.591	1*	8.236	10.718	22	9.600	12.505	3
2010	10.497	12.043	1*	10.539	12.097	1*	10.591	12.162	1*	10.718	12.327	21	12.505	14.396	3
2011	12.043	11.671	1*	12.097	11.729	1*	12.162	11.799	1*	12.327	11.976	19	14.396	14.001	3
2012	N/A	N/A	N/A	11.729	13.357	1*	11.799	13.443	1*	11.976	13.665	10	14.001	15.992	1*
2013	N/A	N/A	N/A	13.357	17.609	1*	13.443	17.731	1*	13.665	18.052	8	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.731	19.335	1*	18.052	19.714	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	19.335	18.920	1*	19.714	19.319	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	18.920	20.650	1*	19.319	21.117	8	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	21.117	25.875	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	25.875	24.428	2	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	20.179	21.658	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	20.929	19.412	1*
MFS® VIT Total Return Series -Service Class(9)
2009	10.528	12.167	41	10.213	11.809	58	10.903	12.613	75	11.041	12.792	555	10.573	12.261	127
2010	12.167	13.094	35	11.809	12.715	43	12.613	13.588	50	12.792	13.801	516	12.261	13.242	126
2011	13.094	13.058	33	12.715	12.686	41	13.588	13.564	36	13.801	13.797	444	13.242	13.252	116
2012	13.058	14.220	30	12.686	13.822	15	13.564	14.786	20	13.797	15.063	372	13.252	14.482	72
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2009	14.214	18.540	21	13.559	17.694	61	10.682	13.947	20	10.818	14.146	246	17.417	22.798	64
2010	18.540	20.660	19	17.694	19.726	50	13.947	15.556	20	14.146	15.803	205	22.798	25.493	54
2011	20.660	21.600	19	19.726	20.635	20	15.556	16.281	18	15.803	16.563	188	25.493	26.747	45
2012	21.600	24.006	11	20.635	22.945	19	16.281	18.112	13	16.563	18.454	168	26.747	29.830	35
2013	24.006	28.330	13	22.945	27.091	16	18.112	21.396	10	18.454	21.833	146	29.830	35.326	21
2014	28.330	31.278	12	27.091	29.925	15	21.396	23.646	8	21.833	24.165	104	35.326	39.139	12
2015	31.278	26.173	8	29.925	25.053	13	23.646	19.807	8	24.165	20.271	71	39.139	32.866	6
2016	26.173	28.580	8	25.053	27.371	11	19.807	21.651	8	20.271	22.191	53	32.866	36.014	3
2017	28.580	32.123	7	27.371	30.779	10	21.651	24.359	7	22.191	25.004	37	36.014	40.617	3
2018	32.123	31.789	7	30.779	30.475	9	24.359	24.130	5	25.004	24.807	23	40.617	40.337	3
Neuberger Berman AMT Mid Cap Growth(1)
2009	10.042	12.973	11	10.077	13.024	47	10.114	13.079	174	10.225	13.243	131	11.868	15.386	51
2010	12.973	16.441	13	13.024	16.514	40	13.079	16.592	196	13.243	16.825	118	15.386	19.567	48
2011	16.441	16.216	9	16.514	16.296	13	16.592	16.381	195	16.825	16.636	102	19.567	19.367	41
2012	16.216	17.895	7	16.296	17.993	6	16.381	18.095	171	16.636	18.405	94	19.367	21.447	29
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2009	10.145	14.595	5	10.180	14.654	13	10.219	14.717	10	10.330	14.899	135	10.134	14.632	37
2010	14.595	18.080	4	14.654	18.161	8	14.717	18.249	8	14.899	18.502	112	14.632	18.188	29
2011	18.080	16.595	3	18.161	16.678	7	18.249	16.767	7	18.502	17.025	92	18.188	16.753	25
2012	16.595	18.821	2	16.678	18.924	3	16.767	19.034	3	17.025	19.356	64	16.753	19.067	18
2013	18.821	25.321	2	18.924	25.473	2	19.034	25.635	2	19.356	26.107	49	19.067	25.742	15
2014	25.321	28.297	2	25.473	28.481	2	25.635	28.676	2	26.107	29.248	34	25.742	28.868	14
2015	28.297	25.462	2	28.481	25.641	1*	28.676	25.829	2	29.248	26.384	28	28.868	26.067	12
2016	25.462	29.037	2	25.641	29.255	1*	25.829	29.484	1*	26.384	30.163	25	26.067	29.831	8
2017	29.037	33.275	1*	29.255	33.542	1*	29.484	33.829	1*	30.163	34.652	24	29.831	34.305	8
2018	33.275	27.675	3	33.542	27.911	1*	33.829	28.164	1*	34.652	28.893	17	34.305	28.632	5
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	11.083	12.484	1*	11.296	12.487	2	11.961	12.491	1*	9.762	12.503	7	10.866	12.511	6
2010	12.484	15.227	1*	12.487	15.239	7	N/A	N/A	N/A	12.503	15.288	15	12.511	15.313	9
2011	15.227	13.820	1*	15.239	13.837	5	N/A	N/A	N/A	15.288	13.910	24	15.313	13.947	12
2012	13.820	14.262	1*	13.837	14.287	2	N/A	N/A	N/A	13.910	14.391	18	13.947	14.443	5
2013	14.262	11.940	2	N/A	N/A	N/A	N/A	N/A	N/A	14.391	12.079	15	14.443	12.135	3
2014	11.940	9.539	2	N/A	N/A	N/A	N/A	N/A	N/A	12.079	9.673	12	12.135	9.728	2
2015	9.539	6.961	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.673	7.077	5	9.728	7.124	1*
2016	6.961	7.849	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.077	8.000	5	7.124	8.061	1*
2017	7.849	7.863	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.000	8.034	1*	8.061	8.104	1*
2018	7.863	6.623	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.034	6.784	1*	8.104	6.849	1*

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Equity Income Fund - Class IB
2017	18.758	20.862	1*	N/A	N/A	N/A	19.061	21.213	5	19.509	21.732	5	22.124	24.660	1*
2018	20.862	18.742	1*	N/A	N/A	N/A	21.213	19.075	3	21.732	19.571	4	24.660	22.232	1*
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2009	8.992	11.123	3	9.026	11.170	5	9.058	11.215	11	9.155	11.353	28	10.475	13.003	4
2010	11.123	11.188	2	11.170	11.241	4	11.215	11.292	9	11.353	11.448	28	13.003	13.125	1*
2011	11.188	10.854	1*	11.241	10.911	4	11.292	10.965	9	11.448	11.134	23	N/A	N/A	N/A
2012	10.854	13.028	1*	10.911	13.102	3	10.965	13.175	7	11.134	13.397	16	N/A	N/A	N/A
2013	13.028	18.118	1*	13.102	18.230	3	13.175	18.340	8	13.397	18.678	13	N/A	N/A	N/A
2014	18.118	22.703	1*	18.230	22.855	9	18.340	23.004	9	18.678	23.463	13	N/A	N/A	N/A
2015	22.703	24.022	1*	22.855	24.195	9	23.004	24.365	9	23.463	24.888	11	N/A	N/A	N/A
2016	24.022	20.905	1*	24.195	21.066	3	24.365	21.224	8	24.888	21.713	9	N/A	N/A	N/A
2017	20.905	23.660	1*	21.066	23.855	2	21.224	24.048	7	21.713	24.637	8	N/A	N/A	N/A
2018	23.660	23.087	1*	23.855	23.290	2	24.048	23.489	5	24.637	24.102	5	30.636	27.854	1*
Putnam VT Growth & Income(13)
2009	7.682	9.790	1*	7.712	9.833	2	7.740	9.874	12	7.823	9.995	27	8.798	11.251	2
2010	9.790	10.992	1*	9.833	11.046	2	9.874	11.097	11	9.995	11.250	23	11.251	12.677	2
2011	10.992	10.290	1*	11.046	10.345	2	11.097	10.399	9	11.250	10.558	16	12.677	11.908	2
2012	10.290	12.034	1*	N/A	N/A	N/A	10.399	12.174	7	10.558	12.378	12	11.908	13.976	2
2013	12.034	16.029	1*	N/A	N/A	N/A	12.174	16.231	6	12.378	16.528	11	13.976	18.680	1*
2014	16.029	17.423	1*	N/A	N/A	N/A	16.231	17.661	6	16.528	18.012	11	18.680	20.377	1*
2015	17.423	15.817	1*	N/A	N/A	N/A	17.661	16.048	5	18.012	16.391	10	20.377	18.563	1*
2016	15.817	17.858	1*	N/A	N/A	N/A	16.048	18.138	5	16.391	18.554	10	18.563	21.033	1*
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2009	12.403	14.451	21	12.425	14.484	76	12.447	14.517	30	12.514	14.616	213	12.559	14.684	136
2010	14.451	16.236	26	14.484	16.281	75	14.517	16.326	30	14.616	16.463	252	14.684	16.555	122
2011	16.236	15.799	20	16.281	15.851	62	16.326	15.903	27	16.463	16.060	247	16.555	16.167	120
2012	15.799	17.846	19	15.851	17.914	64	15.903	17.982	18	16.060	18.187	205	16.167	18.325	113
2013	17.846	17.805	15	17.914	17.881	52	17.982	17.958	12	18.187	18.190	160	18.325	18.347	69
2014	17.805	17.799	12	17.881	17.884	46	17.958	17.970	6	18.190	18.229	88	18.347	18.405	38
2015	17.799	16.720	8	17.884	16.809	42	17.970	16.898	3	18.229	17.168	71	18.405	17.350	28
2016	16.720	16.896	6	16.809	16.994	26	16.898	17.092	1*	17.168	17.391	52	17.350	17.594	23
2017	16.896	16.906	3	16.994	17.012	24	17.092	17.119	1*	17.391	17.445	40	17.594	17.666	22
2018	16.906	16.917	3	17.012	17.032	23	17.119	17.148	1*	17.445	17.501	37	17.666	17.740	18
Templeton Growth VIP Fund - Class 2
2009	9.593	12.346	4	8.959	11.536	11	8.560	11.028	8	8.669	11.185	146	10.695	13.813	42
2010	12.346	13.016	3	11.536	12.168	10	11.028	11.638	6	11.185	11.821	137	13.813	14.613	23
2011	13.016	11.886	3	12.168	11.117	9	11.638	10.638	5	11.821	10.822	114	14.613	13.391	21
2012	11.886	14.127	3	11.117	13.219	9	10.638	12.656	4	10.822	12.894	94	13.391	15.971	8
2013	14.127	18.142	2	13.219	16.984	8	12.656	16.269	4	12.894	16.600	79	15.971	20.583	7
2014	18.142	17.308	2	16.984	16.212	8	16.269	15.537	3	16.600	15.877	58	20.583	19.705	7
2015	17.308	15.888	2	16.212	14.889	8	15.537	14.277	2	15.877	14.611	51	19.705	18.153	3
2016	15.888	17.097	2	14.889	16.031	8	14.277	15.379	2	14.611	15.763	46	18.153	19.603	3
2017	17.097	19.889	1*	16.031	18.658	6	15.379	17.908	1*	15.763	18.382	41	19.603	22.884	3
2018	19.889	16.625	1*	18.658	15.604	6	17.908	14.984	1*	18.382	15.404	23	22.884	19.195	3
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.

(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10) Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
(11) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(12) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
(13) Effective May 15, 2017, the Putnam Growth & Income Fund was reorganized into the Putnam Equity Income Fund.

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Appendix B — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between October 3, 2016 and April 18, 2018.
Single & Joint Life Option**	Single & Joint Life Option**
Age	GIB Percentage*
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

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SAI 2

Lincoln ChoicePlusSM II Bonus
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM II Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2019. You may obtain a copy of the Lincoln ChoicePlusSM II Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life Variable Annuity Account N, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $433,441,077, $485,694,075 and $561,871,495 to LFN and Selling Firms in 2016, 2017 and 2018 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3, 4, 5, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the
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value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
B-5

issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place
B-7

on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life appear on the following pages.
B-8

The Lincoln National Life Insurance Company
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

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Prospectus 3

Lincoln ChoicePlus AssuranceSM (Bonus)
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2019
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging purposes. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
We offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio*
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*

1

American Funds Growth-Income Fund*
American Funds International Fund*
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio*
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund*
Janus Aspen Series:
Janus Henderson Balanced Portfolio*
Janus Henderson Enterprise Portfolio*
Janus Henderson Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
(formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund*
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
2

LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund*
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund*
LVIP T. Rowe Price 2020 Fund*
LVIP T. Rowe Price 2030 Fund*
LVIP T. Rowe Price 2040 Fund*
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Equity Income Fund*
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund*
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount, minus Purchase Payments and corresponding Bonus Credits, received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—The additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which a 5% Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under

5

your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. For contracts purchased on or after June 30, 2009, the only available Living Benefit Rider that you may elect is i4LIFE® Advantage without the Guaranteed Income Benefit. You may elect i4LIFE® Advantage with or without the Guaranteed Income Benefit if your contract was purchased prior to June 30, 2009.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current Guaranteed Income Benefit percentages under i4LIFE® Advantage Select Guaranteed Income Benefit.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rate ranges from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	8.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over a 9-year period at the following rates: 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2,3]
Guaranteed Maximum and Current Product Charges:
Estate Enhancement Benefit (EEB)
Mortality and Expense Risk Charge	1.90%
Administrative Charge	0.10%
Total Separate Account Expenses	2.00%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.10%
Total Separate Account Expenses	1.80%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.10%
Total Separate Account Expenses	1.55%
Account Value Death Benefit
Mortality and Expense Risk Charge	1.40%
Administrative Charge	0.10%
Total Separate Account Expenses	1.50%

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Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage:[4]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[5]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[6]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	For contracts purchased prior to June 6, 2005 (or later depending on state approval), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	The mortality and expense risk charge is 1.30% and the administrative charge rate is 0.10% for all contracts on and after the Annuity Commencement Date.
[4]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[5]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[6]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.20%
Guarantee of Principal Death Benefit	1.95%
Account Value Death Benefit	1.90%

i4LIFE® Advantage Select Guaranteed Income Benefit:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.45%	4.65%
Current Charge	3.15%	3.35%

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Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	4.20%	4.40%
Current Charge	2.90%	3.10%
Account Value Death Benefit
Guaranteed Maximum Charge	4.15%	4.35%
Current Charge	2.85%	3.05%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.20%	4.20%
Current Charge	2.85%	3.05%

Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.95%	3.95%
Current Charge	2.60%	2.80%
Account Value Death Benefit
Guaranteed Maximum Charge	3.90%	3.90%
Current Charge	2.55%	2.75%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%
Current Charge	2.70%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%
Current Charge	2.45%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.40%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period.
[3]	The current annual charge rate for the Select Guaranteed Income Benefit is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009.
[4]	The current annual charge rate for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate may change to the current charge rate in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information. i4LIFE® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009.

TABLE C
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$35

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i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%
Current Charge	2.85%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%
Current Charge	2.60%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.55%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	2.17%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.49%	2.02%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and i4LIFE® Advantage Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
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1 year	3 years	5 years	10 years
$1,527	$2,793	$3,862	$6,236
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$677	$1,993	$3,262	$6,236
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,402	$2,477	$3,427	$5,789
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$552	$1,677	$2,827	$5,789
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments, Bonus Credits and Persistency Credits to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout,
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your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your registered representative must submit a request to our Home Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage®) for the same Contractowner, joint owner, and Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, see The Contracts – Purchase Payments. Also, see Appendix C for additional information on any restrictions that may apply to your Living Benefit Rider.
What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
A Persistency Credit of 0.0625% (or 0.05% on contracts issued before June 6, 2005 or later in some states) of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts – Persistency Credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
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May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). You may elect i4LIFE® Advantage with or without the Guaranteed Income Benefit if your contract was purchased prior to June 30, 2009. For contracts purchased on or after June 30, 2009, the only available Living Benefit Rider you may elect is i4LIFE® Advantage without the Guaranteed Income Benefit. If you own a Living Benefit Rider, you will be subject to Investment Requirements. Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts – Living Benefit Riders and in Appendix C. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
We reserve the right to discontinue offering any Living Benefit Riders at any time. This means that there is a chance you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit). In addition, we may make different versions of the Living Benefit Riders available.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return Privilege.
Condensed Financial Information
Appendix A and B to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
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The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated
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investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
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We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
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American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Growth Fund (Class 2): Growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds International Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® High Yield Series (Service Class): Total return and, as a secondary objective, high current income. This fund is not available in contracts issued on or after November 15, 2010.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
This fund will be available on or about May 20, 2019. Consult your registered representative.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
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•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after June 4, 2007.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Janus Henderson Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not available in contracts issued on or after June 6, 2005.
•	Janus Henderson Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	Janus Henderson Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation Managed Risk Fund (Service Class): Capital appreciation; a fund of funds. (formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
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•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
This fund will be reorganized into the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund on or about May 24, 2019. Consult your registered representative.
•	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with the preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.
This fund will be reorganized into the LVIP Invesco Select Equity Income Managed Volatility Fund on or about May 24, 2019. Consult your registered representative.
•	LVIP Invesco Select Equity Income Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
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•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital
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growth and income; a fund of funds. This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximum capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital, a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): Capital appreciation. This fund is not available in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is not available in contracts issued on or after June 4, 2007.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): Capital growth and current income. This fund is only available for contracts issued prior to May 24, 2004.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation. This fund is not available in contracts issued on or after May 24, 2004.
(1)	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
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When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
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•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge; and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Estate Enhancement Benefit rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Mortality and expense risk charge	1.90%	1.70%	1.45%	1.40%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount*	2.00%	1.80%	1.55%	1.50%
* For contracts purchased before June 6, 2005 (or later in those states that had not approved the contract changes), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7	8	9+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	8.50%	8.50%	8%	7%	6%	5%	4%	3%	2%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current
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Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;
•	Purchase Payments that have been invested in the contract for at least twelve months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the state of New Jersey, a different definition of permanent and total disability applies;
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original Contractowner (however, the surrender charge schedule for the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, if such Purchase Payments were received by us more than twelve months prior to the admittance where the admittance into such facility occurs after the effective date of the contract and the Contractowner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	A surrender of the contract or a withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
•	A surrender or annuitization of Bonus Credits and Persistency Credits;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage including any payments to provide the Guaranteed Income Benefit, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted; then
•	from Bonus Credits.
3.	On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
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Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rates during the Access Period are:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.20%
Guarantee of Principal Death Benefit	1.95%
Account Value Death Benefit	1.90%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. Select Guaranteed Income Benefit is subject to a current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.15%	3.35%
Guarantee of Principal Death Benefit	2.90%	3.10%
Account Value Death Benefit	2.85%	3.05%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (version 4) is subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value(0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.85%	3.05%
	(2.70% for version 1, 2 and 3)	(2.70% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	2.60%	2.80%
	(2.45% for version 1, 2 and 3)	(2.45% for version 1, 2 and 3)
Account Value Death Benefit	2.55%	2.75%
	(2.40% for version 1, 2 and 3)	(2.40% for version 1, 2 and 3)
These charge rates replace the Separate Account Annual Expenses for the base contract.
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The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit	2.25%	2.45%
Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4) or step-up period election (version 2 and version 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Select Guaranteed Income Benefit is only available for purchase if your contract was issued prior to June 30, 2009.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract or an additional Bonus Credit may be paid. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	sales to Selling Group Individuals,
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•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit and have lower fees and charges may provide large cash surrender values than this contract, depending on the level of Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage you to talk to your financial advisor and determine which annuity contract is most appropriate for you.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
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Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Bonus Credits
In some states, the term Bonus Credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner’s investment at the time each Purchase Payment is made according to the following scale:
Owner's Investment	Bonus Credit %
Less than $100,000	3.00%
$100,000–$999,999	4.00%
$1,000,000 or greater	5.00%
On or after May 1, 2008, owner's investment is defined as the sum of:
1. the current Contract Values (including the Contract Values of the contract into which the Purchase Payment is being added) as of the most recent Valuation Date prior to the date the Purchase Payment is submitted to us for any of the individual Lincoln Life nonqualified annuity contracts owned by you, your spouse, and any of your children under the age of 21 (see Appendix D), as well as any other individual Lincoln Life variable annuity contracts that may be available by us in the future for this purpose; plus
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2. the amount of the current Purchase Payment made into the contract.
If you, your spouse, or any of your children under the age of 21 are named the Annuitant under any contract under (1) above, and the owner is a non-natural owner (for example: a corporation or a trust), then you may include these account values in the calculation of the owner's investment for nonqualified contracts.
Prior to May 1, 2008, the owner's investment at the time of a Purchase Payment is equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.
At the time you make a Purchase Payment you are responsible for providing us with the current Contract Values of the individual Lincoln Life nonqualified variable annuities that you, your spouse or your children under the age of 21 own in order to be included in the calculation of the Owner's Investment. You or your registered representative may ascertain the current Contract Values for those contracts by contacting us through the telephone, internet or other electronic means. You or your registered representative may then indicate the amount of Contract Values that may be used in calculating the amount of the owner's investment when submitting the Purchase Payment to us. If upon review of the current Contract Values provided to us we determine that the amounts are inaccurate we will contact you and request that you provide us written documentation to substantiate the amount of the Contract Values provided by you or your registered representative. See the listing at the end of this prospectus of all eligible variable annuity contracts that may be included in the owner's investment. We reserve the right to add or remove annuity contracts as being eligible to be included in the owner's investment as our business needs may dictate. If we make a change to the eligible annuity contracts listing we will notify you no more than annually by updating the prospectus.
Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.
During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment (“subsequent Purchase Payment”), we may add a Bonus Credit (“additional Bonus Credit”) to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.
Persistency Credits
Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.0625% (or 0.05% on contracts issued before June 6, 2005 or later in some states). This Persistency Credit will be allocated to the variable Subaccounts and the DCA fixed account in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
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Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are
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on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation
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and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable
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Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
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Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).
Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
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Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements and Appendix C — Discontinued Living Benefit Riders. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. Contractowners who purchased their contracts on or after June 6, 2005 (or later in some states), may select the Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Appendix C – Lincoln Lifetime IncomeSM Advantage.
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In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Appendix C – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(surrender charges for example) and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states), you may instead choose the Account Value Death Benefit. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis.; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments and Bonus Credits made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
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The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
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Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. A portion of the Death Benefit credited to the contract will be allocated to the variable Subaccounts in proportion to the Contract Value in each variable Subaccount. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
If the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB at the charge that was in effect at the time you purchased your contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected the settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements
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Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after October 3, 2016	Option 3
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	Between October 6, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund

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•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund
All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, Deutsche Alternative Asset Allocation VIP Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
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In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series DWS Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund

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•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP Balanced Portfolio
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract
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Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
For certain Living Benefit Riders, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may add or remove Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Large Cap Growth Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds Growth Fund
•	American funds Growth-Income Fund
•	American Funds International Fund
•	ClearBridge Variable Mid Cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	DWS Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Core Equity Fund
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	LVIP American Global Small Capitalization
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS® VIT II Core Equity Portfolio
•	MFS® VIT Utilities Series
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Equity Income Fund
•	Putnam VT Global Health Care Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the
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following models, if available: Active Passive Global Growth Allocation Model Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased prior to May 21, 2018. If you elected i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Building Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund

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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Active Passive Global Growth Allocation Model Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
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Option 3 – Investment Requirements for elections of i4LIFE® Advantage Guaranteed Income Benefit (version 4) on or after October 5, 2015 and prior to October 3, 2016. You must currently allocate your Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
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Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP Vanguard International Equity ETF Fund LVIP Wellington Mid-Cap Value Fund MFS® VIT Growth Series MFS® VIT Total Return Series Putnam VT George Putnam Balanced Fund QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

Option 3 – Investment Requirements for all other Living Benefit Riders. You must currently allocate your Contract Value or i4LIFE® Advantage Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Core Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account
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Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
For contracts purchased on or after June 30, 2009, the following optional Living Benefit Riders described in this prospectus are no longer available for election:
•	Lincoln Lifetime IncomeSM Advantage
•	Lincoln Lifetime IncomeSM Advantage Plus
•	Lincoln SmartSecurity® Advantage
•	4LATER® Advantage
•	i4LIFE® Advantage with Guaranteed Income Benefit
For contracts purchased prior to June 30, 2009, Contractowners will have the option to elect i4LIFE® Advantage in the future with the version of the Guaranteed Income Benefit available at the time of the election, if any. We reserve the right to discontinue offering
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i4LIFE® Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.
i4LIFE® Advantage without the Guaranteed Income Benefit will continue to be available.
Appendix C to this prospectus provides a detailed description of the following Living Benefit Riders: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage.
Before electing to terminate an existing Living Benefit Rider you should consider that you will no longer be able to repurchase that rider or any other Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit and, for contracts purchased before June 30, 2009, with the Guaranteed Income Benefit, if available). You should consider whether you will be eligible to purchase i4LIFE® Advantage (with or without the Guaranteed Income Benefit) which is currently only available for contracts with Contract Values of at least $50,000 and before an annuity payment option is elected. i4LIFE® Advantage with the Guaranteed Income Benefit must be elected by age 80 (qualified contracts) or age 95 (nonqualified contracts).You should also consider whether the features of i4LIFE® Advantage (with or without the Guaranteed Income Benefit) will be sufficient to meet your future income needs. Contractowners might consider purchasing i4LIFE® Advantage with the Guaranteed Income Benefit if they need an income program that provides periodic variable income payments for life, with a minimum payout floor, the ability to make withdrawals during a defined period of time (Access Period) and a Death Benefit during the Access Period. i4LIFE® Advantage with the Guaranteed Income Benefit uses a different annuity factor to calculate payments and Contractowners might consider other annuity payment options if their annuity payments would be higher. Please refer to The Contracts - i4LIFE® Advantage with Guaranteed Income Benefit section of this prospectus for more details. Before deciding to terminate an existing rider you should consult with your registered representative.
The benefits of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
Rate Sheets
The current Guaranteed Income Benefit percentages available are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current percentages, their effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with those percentages. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet. We must receive your rider election form in Good Order within 10 days from the date you sign your rider election form.
The percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. The current Rate Sheets will be provided to you when you elect a rider. After you purchase a contract current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet information by contracting your registered representative or online at www.LincolnFinancial.com. The percentages from previous effective periods are included in Appendix E to this prospectus.
If the Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentages that we are offering on the day you signed your rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your rider election form.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. If your contract was purchased prior to June 30, 2009, you may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or
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surrender the contract during the Access Period. If your Account Value is reduced to zero due to any withdrawals, i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
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	Minimum Access Period	Maximum Access Period
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Contracts that elect Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), or Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit election made prior to February 19, 2019; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit elections made on and after February 19, 2019. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
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Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided
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by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. This change will be effective on the
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Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this enhancement amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
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Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available. The ABESM Enhancement Amount was provided to eligible Contractowners of nonqualified i4LIFE® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge, and if certain conditions were met.
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount is payable in accordance with the terms of the i4LIFE® Advantage EGMDB Death Benefit.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we received was less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit was reduced proportionately according to the reduction in cash value amounts.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. i4LIFE® Advantage Select Guaranteed Income Benefit is the only version of the Guaranteed Income Benefit available for purchase, unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider.
For contracts purchased on or after June 30, 2009, no version of i4LIFE® Advantage with Guaranteed Income Benefit are available for election. For contracts purchased prior to June 30, 2009, Contractowners will have the option to elect i4LIFE® Advantage Select Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
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In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln SmartSecurity® Advantage Guaranteed Amount), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount on the date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount which is greater than $100,000 Account Value)	$6,300
There are five versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2, 3, and 4) may only be elected if you own a Living Benefit Rider that guarantees you the right to elect that version. Select Guaranteed Income Benefit is available for election on or after October 3, 2016 only for contracts purchased prior to June 30, 2009, and available to Contractowners with Lincoln SmartSecurity® Advantage who wish to elect i4LIFE® Advantage Guaranteed Income Benefit. A Contractowner with Lincoln Lifetime IncomeSM Advantage who decides to transition to i4LIFE® Advantage Guaranteed Income Benefit will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln Lifetime IncomeSM Advantage 2.0 Guaranteed Amount), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit. The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). Guaranteed Income Benefit (version 4) was available for purchase prior to October 5, 2016. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
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Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 3.5% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2019 Amount of initial Regular Income Payment	$4,801
8/1/2019 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2019 Initial Guaranteed Income Benefit (3.5% x $100,000 Account Value)	$3,500
8/1/2020 Recalculated Regular Income Payment	$6,000
8/1/2020 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to
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75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
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•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Amount Annuity Payment Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
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Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
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Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments, Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those
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being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

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where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market Subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited Bonus Credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain Living Benefit Riders and Death Benefits that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed.
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The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
We may not accept reinvestment into the fixed side of the contract.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.00% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.00% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives;
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(2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
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•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, , Persistency Credits, and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Bonus Credits,, Persistency Credits, and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
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Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
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Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. Our individual variable annuity products are no longer available for purchase under a 403(b) plan, and we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other providers.
We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
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Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
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The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the
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1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
72

•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
73

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (Bonus).
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
74

(This page intentionally left blank)
75

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
AB VPS Global Thematic Growth Portfolio - Class B
2009	6.334	9.526	23	2.674	4.030	83	8.965	13.524	37
2010	9.526	11.095	23	4.030	4.704	77	13.524	15.799	24
2011	11.095	8.346	21	4.704	3.545	76	15.799	11.920	19
2012	8.346	9.283	19	3.545	3.951	51	11.920	13.297	19
2013	9.283	11.207	19	3.951	4.780	43	13.297	16.103	12
2014	11.207	11.537	19	4.780	4.930	12	16.103	16.625	10
2015	11.537	11.631	44	4.930	4.980	7	16.625	16.811	7
2016	11.631	11.323	44	4.980	4.858	9	16.811	16.416	6
2017	11.323	15.158	44	4.858	6.517	8	16.416	22.042	5
2018	15.158	13.401	44	6.517	5.773	7	22.042	19.546	4
AB VPS Growth and Income Portfolio - Class B(1)
2009	7.930	9.374	17	8.013	9.490	316	9.436	11.187	471
2010	9.374	10.385	13	9.490	10.535	265	11.187	12.431	397
2011	10.385	10.819	13	10.535	10.997	232	12.431	12.990	315
2012	10.819	12.458	13	10.997	12.689	179	12.990	15.003	255
2013	12.458	14.553	12	12.689	14.833	162	15.003	17.545	230
AB VPS International Value Portfolio - Class B(2)
2009	5.629	7.429	1*	5.659	7.482	44	5.673	7.508	73
2010	7.429	7.610	1*	7.482	7.680	43	7.508	7.715	46
2011	7.610	6.021	1*	7.680	6.089	42	7.715	6.122	42
2012	N/A	N/A	N/A	6.089	6.843	32	6.122	6.887	30
2013	N/A	N/A	N/A	6.843	7.532	29	6.887	7.583	29
AB VPS Large Cap Growth Portfolio - Class B
2009	7.596	10.228	1*	4.026	5.432	22	9.017	12.179	15
2010	10.228	11.033	1*	5.432	5.872	22	12.179	13.177	12
2011	11.033	10.482	1*	5.872	5.590	21	13.177	12.556	11
2012	10.482	11.955	1*	5.590	6.389	20	12.556	14.381	10
2013	11.955	16.085	1*	6.389	8.615	21	14.381	19.408	7
2014	16.085	17.985	1*	8.615	9.651	17	19.408	21.765	6
2015	17.985	19.582	1*	9.651	10.529	16	21.765	23.769	4
2016	19.582	19.685	1*	10.529	10.606	16	23.769	23.966	3
2017	19.685	25.462	1*	10.606	13.743	15	23.966	31.087	3
2018	25.462	25.588	1*	13.743	13.839	6	31.087	31.336	2
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	13.058	18.295	14	13.250	18.602	67	11.523	16.193	124
2010	18.295	22.747	13	18.602	23.174	56	16.193	20.194	113
2011	22.747	20.415	13	23.174	20.840	59	20.194	18.178	110
2012	20.415	23.754	12	20.840	24.297	41	18.178	21.215	70
2013	23.754	32.111	11	24.297	32.910	34	21.215	28.765	68
2014	32.111	34.359	11	32.910	35.285	18	28.765	30.871	53
2015	34.359	31.824	20	35.285	32.748	14	30.871	28.680	38
2016	31.824	39.006	20	32.748	40.218	12	28.680	35.258	31
2017	39.006	43.233	20	40.218	44.666	12	35.258	39.195	30
2018	43.233	35.967	20	44.666	37.234	9	39.195	32.705	23
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.519	11.619	17	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.619	10.985	17	N/A	N/A	N/A
A-1

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Century VP Inflation Protection Fund - Class II(3)
2009	10.752	11.641	16	10.851	11.772	439	10.901	11.839	519
2010	11.641	12.016	12	11.772	12.176	397	11.839	12.257	499
2011	12.016	13.188	13	12.176	13.390	340	12.257	13.493	452
2012	13.188	13.910	12	13.390	14.151	306	13.493	14.274	428
2013	13.910	13.601	12	14.151	13.847	230	14.274	13.972	411
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2009	10.181	14.230	4	10.275	14.390	75	10.323	14.471	146
2010	14.230	15.618	4	14.390	15.825	63	14.471	15.930	128
2011	15.618	13.976	1*	15.825	14.190	56	15.930	14.298	94
2012	13.976	16.824	1*	14.190	17.116	45	14.298	17.264	86
2013	16.824	21.345	1*	17.116	21.759	47	17.264	21.969	87
2014	21.345	21.450	1*	21.759	21.909	34	21.969	22.143	60
2015	21.450	22.528	1*	21.909	23.057	32	22.143	23.326	55
2016	22.528	22.264	1*	23.057	22.832	30	23.326	23.122	49
2017	22.264	28.748	1*	22.832	29.541	22	23.122	29.946	36
2018	28.748	25.682	1*	29.541	26.443	20	29.946	26.832	23
American Funds Global Small Capitalization Fund - Class 2
2009	12.932	20.487	22	8.385	13.311	238	13.916	22.112	157
2010	20.487	24.632	22	13.311	16.036	216	22.112	26.665	113
2011	24.632	19.561	21	16.036	12.760	202	26.665	21.239	87
2012	19.561	22.704	19	12.760	14.840	162	21.239	24.726	63
2013	22.704	28.605	18	14.840	18.734	119	24.726	31.247	53
2014	28.605	28.692	17	18.734	18.828	66	31.247	31.435	45
2015	28.692	28.254	27	18.828	18.579	51	31.435	31.049	38
2016	28.254	28.333	26	18.579	18.667	48	31.049	31.229	31
2017	28.333	35.033	26	18.667	23.128	30	31.229	38.730	25
2018	35.033	30.779	25	23.128	20.360	27	38.730	34.129	21
American Funds Growth Fund - Class 2
2009	8.935	12.234	72	5.998	8.229	1,723	10.367	14.237	1,459
2010	12.234	14.260	61	8.229	9.612	1,423	14.237	16.646	1,156
2011	14.260	13.407	56	9.612	9.055	1,260	16.646	15.696	967
2012	13.407	15.524	41	9.055	10.505	1,042	15.696	18.229	797
2013	15.524	19.837	37	10.505	13.451	772	18.229	23.364	642
2014	19.837	21.140	32	13.451	14.363	595	23.364	24.974	517
2015	21.140	22.187	45	14.363	15.105	432	24.974	26.289	424
2016	22.187	23.859	43	15.105	16.276	382	26.289	28.355	354
2017	23.859	30.063	42	16.276	20.549	329	28.355	35.836	287
2018	30.063	29.454	40	20.549	20.173	248	35.836	35.215	239
American Funds Growth-Income Fund - Class 2
2009	8.818	11.366	151	8.940	11.547	1,022	10.022	12.958	1,603
2010	11.366	12.439	136	11.547	12.663	878	12.958	14.223	1,363
2011	12.439	11.993	93	12.663	12.233	790	14.223	13.755	1,201
2012	11.993	13.839	44	12.233	14.144	657	13.755	15.919	960
2013	13.839	18.145	39	14.144	18.583	508	15.919	20.936	803
2014	18.145	19.717	36	18.583	20.233	399	20.936	22.818	685
2015	19.717	19.647	44	20.233	20.201	320	22.818	22.805	599
2016	19.647	21.520	43	20.201	22.171	296	22.805	25.054	525
2017	21.520	25.867	42	22.171	26.703	233	25.054	30.205	430
2018	25.867	24.951	41	26.703	25.809	189	30.205	29.223	368
A-2

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Funds International Fund - Class 2
2009	12.395	17.418	22	7.628	10.740	634	14.676	20.685	531
2010	17.418	18.344	19	10.740	11.334	571	20.685	21.852	423
2011	18.344	15.501	18	11.334	9.596	520	21.852	18.520	369
2012	15.501	17.951	14	9.596	11.135	434	18.520	21.511	309
2013	17.951	21.445	12	11.135	13.329	308	21.511	25.776	239
2014	21.445	20.503	8	13.329	12.770	245	25.776	24.718	195
2015	20.503	19.226	7	12.770	11.998	207	24.718	23.248	166
2016	19.226	19.550	7	11.998	12.225	177	23.248	23.711	145
2017	19.550	25.374	6	12.225	15.898	124	23.711	30.867	126
2018	25.374	21.648	4	15.898	13.591	108	30.867	26.414	109
BlackRock Global Allocation V.I. Fund - Class III
2009	11.293	11.558	1*	10.086	11.573	64	10.118	11.580	83
2010	11.558	12.460	1*	11.573	12.501	106	11.580	12.521	111
2011	12.460	11.792	1*	12.501	11.854	130	12.521	11.886	131
2012	11.792	12.736	1*	11.854	12.829	144	11.886	12.876	131
2013	N/A	N/A	N/A	12.829	14.446	143	12.876	14.512	117
2014	N/A	N/A	N/A	14.446	14.491	124	14.512	14.573	75
2015	N/A	N/A	N/A	14.491	14.118	109	14.573	14.212	57
2016	N/A	N/A	N/A	14.118	14.423	94	14.212	14.533	39
2017	N/A	N/A	N/A	14.423	16.140	74	14.533	16.279	26
2018	N/A	N/A	N/A	16.140	14.680	74	16.279	14.822	16
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.716	11.052	2	N/A	N/A	N/A	12.513	11.106	1*
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.337	10.700	1*	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2009	11.041	13.735	6	11.143	13.889	628	11.194	13.967	877
2010	13.735	14.551	5	13.889	14.744	497	13.967	14.842	803
2011	14.551	15.171	6	14.744	15.403	424	14.842	15.521	648
2012	15.171	15.925	2	15.403	16.201	386	15.521	16.341	611
2013	15.925	15.418	1*	16.201	15.717	257	16.341	15.869	405
2014	15.418	15.898	1*	15.717	16.238	213	15.869	16.411	295
2015	15.898	15.405	1*	16.238	15.766	137	16.411	15.950	252
2016	15.405	15.627	1*	15.766	16.026	120	15.950	16.229	223
2017	15.627	16.099	1*	16.026	16.543	114	16.229	16.769	204
2018	16.099	15.450	1*	16.543	15.908	103	16.769	16.141	179
Delaware VIP® Emerging Markets Series - Service Class
2009	23.579	41.147	3	19.608	34.285	98	13.792	24.140	114
2010	41.147	47.773	2	34.285	39.886	86	24.140	28.111	118
2011	47.773	37.535	2	39.886	31.401	76	28.111	22.154	78
2012	37.535	42.096	1*	31.401	35.287	67	22.154	24.920	57
2013	42.096	45.421	1*	35.287	38.150	52	24.920	26.969	56
2014	45.421	40.924	1*	38.150	34.442	34	26.969	24.372	47
2015	40.924	34.255	1*	34.442	28.887	22	24.372	20.461	43
2016	34.255	38.246	1*	28.887	32.318	23	20.461	22.914	40
2017	38.246	52.676	1*	32.318	44.599	19	22.914	31.644	28
2018	52.676	43.444	1*	44.599	36.857	17	31.644	26.177	25
A-3

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP® High Yield Series - Service Class
2009	11.743	17.145	13	10.097	14.771	334	10.530	15.419	645
2010	17.145	19.350	11	14.771	16.705	247	15.419	17.455	597
2011	19.350	19.448	10	16.705	16.823	142	17.455	17.596	308
2012	19.448	22.416	7	16.823	19.429	122	17.596	20.342	252
2013	22.416	23.993	5	19.429	20.837	100	20.342	21.838	200
2014	23.993	23.438	5	20.837	20.396	86	21.838	21.398	147
2015	23.438	21.437	4	20.396	18.692	70	21.398	19.630	118
2016	21.437	23.774	4	18.692	20.771	60	19.630	21.835	101
2017	23.774	25.045	4	20.771	21.925	46	21.835	23.071	90
2018	25.045	23.427	3	21.925	20.550	39	23.071	21.646	80
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2009	10.147	11.220	49	10.270	11.379	137	10.256	11.375	191
2010	11.220	11.494	53	11.379	11.680	94	11.375	11.687	200
2011	11.494	11.577	64	11.680	11.788	65	11.687	11.808	223
2012	11.577	11.658	97	11.788	11.894	95	11.808	11.925	199
2013	11.658	11.298	86	11.894	11.550	105	11.925	11.592	64
2014	11.298	11.256	43	11.550	11.530	55	11.592	11.584	32
2015	11.256	11.125	40	11.530	11.419	56	11.584	11.484	27
2016	11.125	11.116	40	11.419	11.432	50	11.484	11.509	25
2017	11.116	11.127	39	11.432	11.466	30	11.509	11.555	26
2018	11.127	10.935	39	11.466	11.290	28	11.555	11.389	20
Delaware VIP® REIT Series - Service Class
2009	13.149	15.915	21	14.668	17.790	149	11.649	14.142	279
2010	15.915	19.791	19	17.790	22.166	137	14.142	17.639	251
2011	19.791	21.502	19	22.166	24.131	121	17.639	19.221	216
2012	21.502	24.626	14	24.131	27.692	99	19.221	22.080	193
2013	24.626	24.652	12	27.692	27.776	78	22.080	22.169	159
2014	24.652	31.263	11	27.776	35.296	54	22.169	28.199	129
2015	31.263	31.787	11	35.296	35.959	40	28.199	28.758	120
2016	31.787	32.973	10	35.959	37.376	35	28.758	29.921	108
2017	32.973	32.795	10	37.376	37.248	26	29.921	29.845	97
2018	32.795	29.789	8	37.248	33.902	25	29.845	27.191	85
Delaware VIP® Small Cap Value Series - Service Class
2009	12.906	16.677	32	15.424	19.970	140	12.197	15.808	258
2010	16.677	21.607	31	19.970	25.926	117	15.808	20.542	200
2011	21.607	20.884	30	25.926	25.109	104	20.542	19.915	155
2012	20.884	23.308	25	25.109	28.079	85	19.915	22.293	125
2013	23.308	30.486	23	28.079	36.800	69	22.293	29.246	97
2014	30.486	31.624	22	36.800	38.251	42	29.246	30.429	79
2015	31.624	29.053	31	38.251	35.211	27	30.429	28.039	71
2016	29.053	37.405	30	35.211	45.424	22	28.039	36.208	63
2017	37.405	41.057	29	45.424	49.959	14	36.208	39.861	57
2018	41.057	33.492	29	49.959	40.835	12	39.861	32.614	54
Delaware VIP® Smid Cap Core Series - Service Class(4)
2009	8.048	12.202	26	4.650	7.065	229	8.701	13.233	218
2010	14.487	16.382	24	8.401	9.503	246	15.747	17.819	162
2011	16.382	17.360	24	9.503	10.091	210	17.819	18.940	133
2012	17.360	18.877	22	10.091	10.995	189	18.940	20.657	124
2013	18.877	26.138	19	10.995	15.254	118	20.657	28.687	91
2014	26.138	26.409	18	15.254	15.443	89	28.687	29.072	65
2015	26.409	27.833	28	15.443	16.309	84	29.072	30.732	56
2016	27.833	29.528	28	16.309	17.336	74	30.732	32.701	43
2017	29.528	34.332	28	17.336	20.198	60	32.701	38.134	40
2018	34.332	29.537	28	20.198	17.412	38	38.134	32.907	34
A-4

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP® U.S. Growth Series - Service Class
2009	6.915	9.708	8	7.017	9.872	139	8.219	11.574	173
2010	9.708	10.826	4	9.872	11.031	116	11.574	12.946	140
2011	10.826	11.430	3	11.031	11.670	98	12.946	13.710	100
2012	11.430	13.018	3	11.670	13.317	68	13.710	15.660	78
2013	13.018	17.189	3	13.317	17.620	52	15.660	20.741	55
2014	17.189	18.991	1*	17.620	19.506	42	20.741	22.983	44
2015	18.991	19.599	1*	19.506	20.171	28	22.983	23.791	38
2016	19.599	18.192	1*	20.171	18.760	25	23.791	22.149	32
2017	18.192	22.889	1*	18.760	23.651	20	22.149	27.951	29
2018	22.889	21.740	1*	23.651	22.509	17	27.951	26.628	23
Delaware VIP® Value Series - Service Class
2009	9.146	10.568	5	9.783	11.327	256	10.810	12.529	135
2010	10.568	11.971	4	11.327	12.855	169	12.529	14.234	124
2011	11.971	12.846	4	12.855	13.823	154	14.234	15.320	102
2012	12.846	14.438	4	13.823	15.567	129	15.320	17.271	97
2013	14.438	18.913	4	15.567	20.433	119	17.271	22.692	108
2014	18.913	21.121	4	20.433	22.864	96	22.692	25.417	67
2015	21.121	20.611	3	22.864	22.357	60	25.417	24.878	52
2016	20.611	23.142	3	22.357	25.153	60	24.878	28.017	46
2017	23.142	25.806	3	25.153	28.104	33	28.017	31.336	40
2018	25.806	24.585	3	28.104	26.828	22	31.336	29.943	36
Deutsche Equity 500 Index VIP(1)
2009	9.596	11.878	10	9.704	12.036	97	9.759	12.116	114
2010	11.878	13.360	10	12.036	13.565	89	12.116	13.669	109
2011	13.360	13.318	10	13.565	13.550	78	13.669	13.667	95
2012	13.318	15.097	8	13.550	15.391	77	13.667	15.539	93
2013	15.097	17.637	8	15.391	17.993	50	15.539	18.174	87
Deutsche Small Cap Index VIP(5)
2009	11.362	14.090	22	11.490	14.278	17	11.555	14.373	61
2010	14.090	17.452	22	14.278	17.721	12	14.373	17.856	53
2011	17.452	16.356	22	17.721	16.641	10	17.856	16.785	28
2012	16.356	18.615	21	16.641	18.977	10	16.785	19.161	23
2013	18.615	21.769	21	18.977	22.209	12	19.161	22.432	22
DWS Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.895	11.493	4
2010	N/A	N/A	N/A	11.491	12.683	3	11.493	12.698	20
2011	N/A	N/A	N/A	12.683	12.093	4	12.698	12.119	22
2012	N/A	N/A	N/A	12.093	13.015	3	12.119	13.056	17
2013	N/A	N/A	N/A	13.015	12.905	2	13.056	12.958	50
2014	N/A	N/A	N/A	12.905	13.111	6	12.958	13.178	9
2015	N/A	N/A	N/A	13.111	12.059	6	13.178	12.133	9
2016	N/A	N/A	N/A	12.059	12.460	6	12.133	12.549	7
2017	N/A	N/A	N/A	12.460	13.121	4	12.549	13.227	6
2018	N/A	N/A	N/A	13.121	11.706	4	13.227	11.812	4
Fidelity VIP Equity-Income(1)
2009	7.968	10.164	1*	7.958	10.172	163	9.385	12.009	245
2010	10.164	11.472	1*	10.172	11.504	148	12.009	13.595	205
2011	11.472	11.341	1*	11.504	11.396	122	13.595	13.480	183
2012	11.341	13.039	1*	11.396	13.128	102	13.480	15.544	162
2013	13.039	15.231	1*	13.128	15.347	95	15.544	18.178	143
Fidelity VIP Overseas(6)
2009	11.366	14.090	7	7.060	8.770	304	13.692	17.025	238
2010	14.090	15.614	6	8.770	9.738	254	17.025	18.923	189
2011	15.614	12.676	5	9.738	7.921	234	18.923	15.409	164
2012	12.676	14.987	4	7.921	9.384	190	15.409	18.273	141
2013	14.987	16.716	4	9.384	10.474	172	18.273	20.403	132
A-5

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	11.242	14.958	19	11.406	15.206	393	11.447	15.276	554
2010	14.958	17.178	17	15.206	17.498	356	15.276	17.596	448
2011	17.178	16.402	18	17.498	16.741	320	17.596	16.851	346
2012	16.402	18.710	8	16.741	19.134	281	16.851	19.280	279
2013	18.710	24.064	5	19.134	24.659	199	19.280	24.872	233
2014	24.064	26.389	5	24.659	27.096	158	24.872	27.357	177
2015	26.389	26.026	5	27.096	26.777	109	27.357	27.062	157
2016	26.026	27.538	5	26.777	28.389	95	27.062	28.720	137
2017	27.538	32.885	4	28.389	33.970	74	28.720	34.396	108
2018	32.885	30.154	4	33.970	31.210	59	34.396	31.634	98
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2009	6.736	8.467	2	4.320	5.440	176	8.825	11.125	118
2010	8.467	10.300	2	5.440	6.631	165	11.125	13.574	97
2011	10.300	10.113	1*	6.631	6.524	160	13.574	13.368	87
2012	10.113	11.363	1*	6.524	7.345	117	13.368	15.065	80
2013	11.363	15.178	1*	7.345	9.831	109	15.065	20.184	63
2014	15.178	16.549	1*	9.831	10.740	84	20.184	22.073	56
2015	16.549	17.376	1*	10.740	11.299	67	22.073	23.246	47
2016	17.376	17.160	1*	11.299	11.181	66	23.246	23.026	41
2017	17.160	22.722	1*	11.181	14.835	50	23.026	30.575	34
2018	22.722	22.220	1*	14.835	14.536	41	30.575	29.990	29
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	8.571	11.764	14	8.632	11.872	173	8.663	11.927	195
2010	11.764	14.856	12	11.872	15.022	151	11.927	15.106	143
2011	14.856	13.007	10	15.022	13.179	131	15.106	13.266	87
2012	13.007	14.636	10	13.179	14.859	103	13.266	14.972	68
2013	14.636	19.531	9	14.859	19.869	93	14.972	20.040	56
2014	19.531	20.340	6	19.869	20.733	46	20.040	20.932	35
2015	20.340	19.651	6	20.733	20.071	36	20.932	20.284	26
2016	19.651	21.602	6	20.071	22.108	34	20.284	22.365	25
2017	21.602	25.574	6	22.108	26.225	25	22.365	26.557	21
2018	25.574	21.407	6	26.225	21.996	23	26.557	22.297	18
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	10.872	11.567	3	10.611	11.583	1*
2018	N/A	N/A	N/A	11.567	10.824	3	11.583	10.854	1*
Franklin Income VIP Fund - Class 2
2009	7.894	10.512	9	7.935	10.589	330	7.956	10.627	415
2010	10.512	11.634	5	10.589	11.741	218	10.627	11.795	114
2011	11.634	11.698	4	11.741	11.830	128	11.795	11.897	126
2012	11.698	12.943	4	11.830	13.116	112	11.897	13.203	104
2013	12.943	14.485	2	13.116	14.707	86	13.203	14.819	117
2014	N/A	N/A	N/A	14.707	15.142	73	14.819	15.273	65
2015	N/A	N/A	N/A	15.142	13.850	53	15.273	13.984	46
2016	N/A	N/A	N/A	13.850	15.542	50	13.984	15.707	36
2017	N/A	N/A	N/A	15.542	16.775	34	15.707	16.970	27
2018	N/A	N/A	N/A	16.775	15.798	28	16.970	15.998	21
Franklin Mutual Shares VIP Fund - Class 2
2009	7.066	8.748	6	7.104	8.812	84	7.122	8.843	112
2010	8.748	9.554	6	8.812	9.643	83	8.843	9.687	116
2011	9.554	9.286	5	9.643	9.391	66	9.687	9.443	74
2012	9.286	10.419	5	9.391	10.558	51	9.443	10.627	62
2013	10.419	13.126	4	10.558	13.327	31	10.627	13.428	32
2014	13.126	13.810	1*	13.327	14.050	23	13.428	14.170	25
2015	13.810	12.894	1*	14.050	13.144	14	14.170	13.270	21
2016	12.894	14.697	1*	13.144	15.013	12	13.270	15.172	21
2017	14.697	15.640	1*	15.013	16.008	6	15.172	16.193	19
2018	15.640	13.968	1*	16.008	14.325	5	16.193	14.506	10
A-6

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Franklin Small-Mid Cap Growth VIP Fund - Class 2(5)
2009	8.616	12.149	2	4.768	6.737	140	9.761	13.806	100
2010	12.149	15.229	2	6.737	8.461	148	13.806	17.358	122
2011	15.229	14.234	2	8.461	7.925	89	17.358	16.273	72
2012	14.234	15.498	2	7.925	8.645	77	16.273	17.771	62
2013	15.498	18.049	1*	8.645	10.076	75	17.771	20.720	44
Invesco V.I. American Franchise Fund - Series II Shares
2009	6.997	8.296	27	N/A	N/A	N/A	8.955	10.649	8
2010	8.296	9.387	27	N/A	N/A	N/A	10.649	12.085	12
2011	9.387	8.471	27	N/A	N/A	N/A	12.085	10.939	4
2012	9.714	9.339	27	N/A	N/A	N/A	12.556	12.096	4
2013	9.339	12.822	26	N/A	N/A	N/A	12.096	16.658	1*
2014	12.822	13.622	26	N/A	N/A	N/A	16.658	17.750	1*
2015	13.622	14.015	46	N/A	N/A	N/A	17.750	18.316	1*
2016	14.015	14.042	46	N/A	N/A	N/A	N/A	N/A	N/A
2017	14.042	17.519	46	N/A	N/A	N/A	N/A	N/A	N/A
2018	17.519	16.537	45	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Core Equity Fund - Series II Shares
2009	8.316	10.453	1*	8.438	10.628	3	10.478	13.210	9
2010	10.453	11.216	1*	10.628	11.427	3	13.210	14.217	12
2011	11.216	10.984	1*	11.427	11.212	3	14.217	13.964	6
2012	N/A	N/A	N/A	11.212	12.536	3	13.964	15.629	6
2013	N/A	N/A	N/A	12.536	15.907	3	15.629	19.851	2
2014	N/A	N/A	N/A	15.907	16.883	3	19.851	21.090	4
2015	N/A	N/A	N/A	16.883	15.618	3	21.090	19.529	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	19.529	21.166	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	11.400	12.314	1*	11.279	12.328	15
2018	N/A	N/A	N/A	12.314	11.136	1*	12.328	11.160	1*
Invesco V.I. International Growth Fund - Series II Shares
2009	16.772	16.986	1*	13.002	17.263	1*	14.670	19.497	8
2010	16.986	18.787	1*	17.263	19.132	1*	19.497	21.628	7
2011	18.787	17.161	1*	19.132	17.511	1*	21.628	19.816	6
2012	17.161	19.427	1*	17.511	19.862	1*	19.816	22.499	5
2013	19.427	22.652	1*	19.862	23.206	1*	22.499	26.313	5
2014	22.652	22.268	1*	23.206	22.858	1*	26.313	25.944	5
2015	22.268	21.298	1*	22.858	21.906	1*	25.944	24.889	5
2016	21.298	20.772	1*	21.906	21.409	2	24.889	24.348	5
2017	20.772	25.039	1*	21.409	25.857	3	24.348	29.437	5
2018	25.039	20.853	1*	25.857	21.577	3	29.437	24.589	5
Janus Henderson Balanced Portfolio - Service Shares
2009	11.886	14.660	1*	12.057	14.901	27	11.996	14.840	109
2010	14.660	15.568	1*	14.901	15.855	22	14.840	15.807	79
2011	N/A	N/A	N/A	15.855	15.815	13	15.807	15.782	80
2012	N/A	N/A	N/A	15.815	17.646	12	15.782	17.627	68
2013	N/A	N/A	N/A	17.646	20.805	10	17.627	20.803	67
2014	N/A	N/A	N/A	20.805	22.161	8	20.803	22.182	47
2015	N/A	N/A	N/A	22.161	21.899	8	22.182	21.941	38
2016	N/A	N/A	N/A	21.899	22.483	19	21.941	22.549	33
2017	N/A	N/A	N/A	22.483	26.139	19	22.549	26.242	26
2018	N/A	N/A	N/A	26.139	25.835	14	26.242	25.962	24
A-7

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Janus Henderson Enterprise Portfolio - Service Shares
2009	10.156	14.408	13	10.304	14.647	9	12.029	17.116	26
2010	14.408	17.762	13	14.647	18.094	9	17.116	21.165	18
2011	17.762	17.157	13	18.094	17.512	7	21.165	20.505	16
2012	17.157	19.713	13	17.512	20.162	5	20.505	23.631	10
2013	19.713	25.565	13	20.162	26.199	3	23.631	30.738	7
2014	25.565	28.183	13	26.199	28.940	3	30.738	33.987	6
2015	28.183	28.723	23	28.940	29.553	3	33.987	34.743	6
2016	28.723	31.625	23	29.553	32.605	2	34.743	38.368	6
2017	31.625	39.475	23	32.605	40.779	2	38.368	48.035	6
2018	39.475	38.512	23	40.779	39.864	1*	48.035	47.005	5
Janus Henderson Global Research Portfolio - Service Shares
2009	N/A	N/A	N/A	7.429	10.046	1*	8.900	12.047	6
2010	N/A	N/A	N/A	10.046	11.420	1*	12.047	13.710	5
2011	N/A	N/A	N/A	11.420	9.667	1*	13.710	11.616	1*
2012	N/A	N/A	N/A	9.667	11.403	1*	11.616	13.716	1*
2013	N/A	N/A	N/A	11.403	14.373	1*	13.716	17.305	1*
2014	N/A	N/A	N/A	14.373	15.160	1*	17.305	18.268	1*
2015	N/A	N/A	N/A	15.160	14.542	1*	18.268	17.540	1*
2016	N/A	N/A	N/A	14.542	14.571	1*	17.540	17.590	1*
2017	N/A	N/A	N/A	14.571	18.166	1*	17.590	21.948	1*
2018	N/A	N/A	N/A	18.166	16.612	1*	21.948	20.083	1*
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	9.712	9.902	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.902	9.723	1*	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	9.344	9.422	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.215	10.405	14	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.058	11.208	3
2015	N/A	N/A	N/A	11.255	10.552	6	11.208	10.573	4
2016	N/A	N/A	N/A	10.552	12.194	11	10.573	12.231	4
2017	N/A	N/A	N/A	12.194	13.607	10	12.231	13.662	4
2018	N/A	N/A	N/A	13.607	11.938	3	13.662	11.998	3
LVIP Baron Growth Opportunities Fund - Service Class
2009	6.440	8.749	6	6.474	8.813	57	6.491	8.845	94
2010	8.749	10.861	5	8.813	10.961	29	8.845	11.012	62
2011	10.861	11.096	4	10.961	11.221	35	11.012	11.285	46
2012	11.096	12.886	3	11.221	13.058	35	11.285	13.145	27
2013	12.886	17.727	3	13.058	17.999	38	13.145	18.137	36
2014	17.727	18.256	1*	17.999	18.573	18	18.137	18.734	17
2015	N/A	N/A	N/A	18.573	17.406	19	18.734	17.575	14
2016	N/A	N/A	N/A	17.406	18.084	19	17.575	18.278	13
2017	N/A	N/A	N/A	18.084	22.645	9	18.278	22.904	12
2018	N/A	N/A	N/A	22.645	21.409	9	22.904	21.675	9
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	7.096	8.589	1*	7.122	8.629	4
2010	N/A	N/A	N/A	8.589	9.944	1*	8.629	10.000	2
2011	N/A	N/A	N/A	9.944	9.511	1*	10.000	9.574	2
2012	N/A	N/A	N/A	9.511	10.922	1*	9.574	11.005	2
2013	N/A	N/A	N/A	10.922	12.675	1*	11.005	12.784	2
2014	N/A	N/A	N/A	12.675	12.876	1*	12.784	13.000	3
2015	N/A	N/A	N/A	12.876	12.026	1*	13.000	12.154	2
2016	N/A	N/A	N/A	12.026	13.217	2	12.154	13.371	2
2017	N/A	N/A	N/A	13.217	15.107	1*	13.371	15.297	2
2018	N/A	N/A	N/A	15.107	13.658	1*	15.297	13.843	1*
A-8

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP BlackRock Emerging Markets Managed Volatility(11)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.078	9.921	1*	11.134	9.934	1*
2014	N/A	N/A	N/A	9.921	9.262	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.262	7.728	1*	9.555	7.754	1*
2016	N/A	N/A	N/A	7.728	8.121	1*	7.754	8.421	1*
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.921	10.414	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.414	10.203	1*
2015	10.295	9.507	5	10.332	9.557	1*	10.203	9.583	1*
2016	N/A	N/A	N/A	9.557	9.641	1*	9.583	9.676	3
2017	N/A	N/A	N/A	9.641	10.703	1*	9.676	10.753	3
2018	N/A	N/A	N/A	10.703	9.736	1*	10.753	9.791	2
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.087	10.141	7
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.141	11.383	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.383	10.840	2
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	10.151	10.099	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.099	11.119	33	10.105	11.137	30
2012	N/A	N/A	N/A	11.119	11.626	24	11.137	11.657	47
2013	11.565	10.385	12	11.626	10.461	252	11.657	10.499	453
2014	10.385	10.494	8	10.461	10.592	216	10.499	10.641	334
2015	10.494	9.996	5	10.592	10.109	183	10.641	10.166	293
2016	9.996	10.144	5	10.109	10.280	167	10.166	10.348	261
2017	10.144	10.156	3	10.280	10.312	150	10.348	10.391	242
2018	10.156	9.977	2	10.312	10.151	119	10.391	10.239	204
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	12.740	13.303	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.303	12.359	1*	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(12)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.459	9.847	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.201	12.522	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.522	11.948	1*
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2009	9.423	12.788	1*	9.530	12.958	38	9.583	13.044	62
2010	12.788	13.951	1*	12.958	14.165	31	13.044	14.273	43
2011	13.951	12.890	1*	14.165	13.114	28	14.273	13.227	38
2012	12.890	14.698	1*	13.114	14.984	24	13.227	15.129	32
2013	14.698	18.072	1*	14.984	18.460	20	15.129	18.656	29
2014	18.072	18.652	1*	18.460	19.091	16	18.656	19.314	23
2015	N/A	N/A	N/A	19.091	18.993	14	19.314	19.233	20
2016	N/A	N/A	N/A	18.993	18.400	14	19.233	18.652	18
2017	N/A	N/A	N/A	18.400	22.783	12	18.652	23.117	17
2018	N/A	N/A	N/A	22.783	21.401	10	23.117	21.737	13
A-9

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	5.394	7.859	1*	5.403	7.879	32
2010	N/A	N/A	N/A	7.859	9.818	28	7.879	9.853	94
2011	9.747	8.823	4	9.818	8.905	10	9.853	8.946	7
2012	8.823	9.204	1*	8.905	9.308	7	8.946	9.361	2
2013	9.204	11.257	1*	9.308	11.407	3	9.361	11.483	4
2014	11.257	10.222	1*	11.407	10.379	3	11.483	10.458	3
2015	N/A	N/A	N/A	10.379	9.761	7	10.458	9.845	1*
2016	N/A	N/A	N/A	9.761	9.798	7	9.845	9.893	5
2017	N/A	N/A	N/A	9.798	12.077	7	9.893	12.206	3
2018	N/A	N/A	N/A	12.077	11.901	1*	12.206	12.040	4
LVIP Clarion Global Real Estate Fund - Service Class
2009	4.663	6.297	1*	4.678	6.330	113	4.686	6.346	82
2010	6.297	7.277	1*	6.330	7.329	85	6.346	7.356	91
2011	7.277	6.510	1*	7.329	6.571	90	7.356	6.601	83
2012	6.510	7.954	1*	6.571	8.044	71	6.601	8.089	46
2013	7.954	8.049	1*	8.044	8.157	54	8.089	8.211	46
2014	8.049	8.981	1*	8.157	9.119	28	8.211	9.189	31
2015	8.981	8.691	1*	9.119	8.843	24	9.189	8.919	25
2016	8.691	8.617	1*	8.843	8.784	21	8.919	8.869	19
2017	8.617	9.359	1*	8.784	9.560	13	8.869	9.656	18
2018	9.359	8.404	1*	9.560	8.602	10	9.656	8.697	16
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.951	10.926	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.926	10.126	1*
LVIP Delaware Bond Fund - Service Class
2009	10.451	12.161	84	10.569	12.323	1,091	10.628	12.405	2,058
2010	12.161	12.914	59	12.323	13.112	950	12.405	13.213	1,863
2011	12.914	13.604	45	13.112	13.841	777	13.213	13.961	1,505
2012	13.604	14.195	35	13.841	14.471	645	13.961	14.610	1,223
2013	14.195	13.573	32	14.471	13.864	490	14.610	14.012	1,012
2014	13.573	14.078	30	13.864	14.409	381	14.012	14.577	808
2015	14.078	13.832	26	14.409	14.185	328	14.577	14.365	733
2016	13.832	13.906	25	14.185	14.290	312	14.365	14.486	617
2017	13.906	14.205	23	14.290	14.627	250	14.486	14.841	556
2018	14.205	13.788	22	14.627	14.225	215	14.841	14.448	467
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	10.038	10.040	4	10.048	10.046	4
2011	N/A	N/A	N/A	10.040	9.833	7	10.046	9.849	21
2012	10.004	10.007	5	9.833	10.060	39	9.849	10.086	26
2013	10.007	9.878	4	10.060	9.950	45	10.086	9.986	114
2014	9.878	9.737	4	9.950	9.828	37	9.986	9.873	54
2015	N/A	N/A	N/A	9.828	9.578	39	9.873	9.632	40
2016	N/A	N/A	N/A	9.578	9.615	33	9.632	9.679	36
2017	N/A	N/A	N/A	9.615	9.678	27	9.679	9.751	38
2018	N/A	N/A	N/A	9.678	9.526	25	9.751	9.608	36
LVIP Delaware Social Awareness Fund - Service Class
2009	10.576	13.456	16	10.696	13.636	209	10.756	13.726	301
2010	13.456	14.694	12	13.636	14.919	168	13.726	15.034	241
2011	14.694	14.473	10	14.919	14.725	146	15.034	14.852	199
2012	14.473	16.330	10	14.725	16.648	115	14.852	16.809	167
2013	16.330	21.687	10	16.648	22.153	92	16.809	22.389	128
2014	21.687	24.452	8	22.153	25.027	74	22.389	25.319	100
2015	24.452	23.774	7	25.027	24.381	67	25.319	24.691	80
2016	23.774	24.813	7	24.381	25.498	63	24.691	25.847	67
2017	24.813	29.189	6	25.498	30.055	49	25.847	30.495	58
2018	29.189	27.266	6	30.055	28.131	37	30.495	28.572	45
A-10

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Delaware Special Opportunities Fund - Service Class
2009	N/A	N/A	N/A	5.681	7.268	29	5.690	7.287	13
2010	N/A	N/A	N/A	7.268	9.311	32	7.287	9.345	26
2011	9.244	8.577	2	9.311	8.656	30	9.345	8.696	18
2012	8.577	9.648	2	8.656	9.757	36	8.696	9.812	9
2013	9.648	12.633	1*	9.757	12.801	28	9.812	12.886	8
2014	12.633	13.308	1*	12.801	13.512	10	12.886	13.615	7
2015	N/A	N/A	N/A	13.512	13.286	13	13.615	13.401	3
2016	N/A	N/A	N/A	13.286	15.688	13	13.401	15.839	4
2017	N/A	N/A	N/A	15.688	18.116	10	15.839	18.310	4
2018	N/A	N/A	N/A	18.116	15.146	7	18.310	15.324	2
LVIP Delaware Wealth Builder Fund - Service Class(7)
2009	10.090	13.047	2	10.204	13.221	22	10.260	13.307	42
2010	13.047	14.378	2	13.221	14.599	15	13.307	14.709	37
2011	14.378	13.801	2	14.599	14.041	13	14.709	14.161	34
2012	13.801	15.319	2	14.041	15.616	8	14.161	15.766	33
2013	15.319	18.045	2	15.616	18.432	7	15.766	18.628	27
2014	18.045	18.446	2	18.432	18.879	4	18.628	19.098	18
2015	18.446	17.831	2	18.879	18.286	3	19.098	18.517	8
2016	17.831	18.451	2	18.286	18.960	3	18.517	19.218	6
2017	18.451	20.299	2	18.960	20.901	2	19.218	21.207	4
2018	20.299	18.848	2	20.901	19.446	1*	21.207	19.750	4
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	9.018	8.970	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	8.970	9.202	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.202	11.502	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.502	9.310	6	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	10.156	8.300	11	9.986	8.305	13
2012	N/A	N/A	N/A	8.300	9.677	36	8.305	9.693	14
2013	N/A	N/A	N/A	9.677	10.937	47	9.693	10.966	23
2014	N/A	N/A	N/A	10.937	9.930	42	10.966	9.967	12
2015	N/A	N/A	N/A	9.930	9.361	34	9.967	9.405	9
2016	N/A	N/A	N/A	9.361	9.371	21	9.405	9.424	3
2017	N/A	N/A	N/A	9.371	11.606	19	9.424	11.679	3
2018	N/A	N/A	N/A	11.606	9.564	15	11.679	9.631	3
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2009	N/A	N/A	N/A	7.504	9.174	68	7.530	9.216	13
2010	N/A	N/A	N/A	9.174	10.161	48	9.216	10.218	12
2011	N/A	N/A	N/A	10.161	10.084	42	10.218	10.150	10
2012	N/A	N/A	N/A	10.084	11.404	22	10.150	11.491	8
2013	N/A	N/A	N/A	11.404	14.904	17	11.491	15.032	11
2014	N/A	N/A	N/A	14.904	16.542	16	15.032	16.701	11
2015	N/A	N/A	N/A	16.542	15.898	11	16.701	16.067	7
2016	N/A	N/A	N/A	15.898	17.837	11	16.067	18.045	8
2017	N/A	N/A	N/A	17.837	21.145	2	18.045	21.414	6
2018	N/A	N/A	N/A	21.145	19.227	2	21.414	19.489	3
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	9.539	9.363	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.363	10.732	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.732	12.463	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.463	11.056	10	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	10.162	9.356	13	9.644	9.362	24
2012	N/A	N/A	N/A	9.356	10.783	36	9.362	10.801	23
2013	N/A	N/A	N/A	10.783	13.674	43	10.801	13.710	31
2014	N/A	N/A	N/A	13.674	14.054	38	13.710	14.105	15
2015	N/A	N/A	N/A	14.054	12.746	31	14.105	12.805	11
2016	N/A	N/A	N/A	12.746	13.905	21	12.805	13.984	4
2017	N/A	N/A	N/A	13.905	16.267	20	13.984	16.365	4
2018	N/A	N/A	N/A	16.267	14.725	16	16.365	14.828	4
A-11

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	10.321	10.331	6	10.037	10.344	29	10.045	10.350	25
2012	N/A	N/A	N/A	10.344	10.534	85	10.350	10.551	24
2013	N/A	N/A	N/A	10.534	10.055	86	10.551	10.082	44
2014	N/A	N/A	N/A	10.055	10.330	77	10.082	10.368	40
2015	N/A	N/A	N/A	10.330	10.173	71	10.368	10.220	12
2016	N/A	N/A	N/A	10.173	10.196	57	10.220	10.253	5
2017	N/A	N/A	N/A	10.196	10.304	72	10.253	10.368	4
2018	N/A	N/A	N/A	10.304	10.100	64	10.368	10.173	4
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2009	5.967	7.490	3	5.986	7.529	38	5.996	7.549	45
2010	7.490	7.820	3	7.529	7.877	25	7.549	7.905	40
2011	7.820	7.424	1*	7.877	7.493	20	7.905	7.528	33
2012	7.424	8.816	1*	7.493	8.916	30	7.528	8.966	31
2013	8.816	10.359	1*	8.916	10.497	18	8.966	10.567	26
2014	10.359	9.947	1*	10.497	10.100	16	10.567	10.177	24
2015	9.947	8.963	1*	10.100	9.119	16	10.177	9.198	23
2016	8.963	8.994	1*	9.119	9.168	16	9.198	9.257	21
2017	8.994	10.697	1*	9.168	10.927	12	9.257	11.035	19
2018	10.697	9.522	1*	10.927	9.746	12	11.035	9.852	17
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.427	10.268	2	10.053	10.278	13
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.278	9.312	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	9.323	11.427	548	9.356	11.479	232
2010	N/A	N/A	N/A	11.427	12.396	518	11.479	12.465	209
2011	12.259	12.453	6	12.396	12.617	90	12.465	12.701	180
2012	N/A	N/A	N/A	12.617	13.597	82	12.701	13.700	250
2013	N/A	N/A	N/A	13.597	14.649	71	13.700	14.775	132
2014	N/A	N/A	N/A	14.649	15.199	59	14.775	15.345	86
2015	N/A	N/A	N/A	15.199	14.624	50	15.345	14.779	75
2016	N/A	N/A	N/A	14.624	15.076	47	14.779	15.251	66
2017	N/A	N/A	N/A	15.076	16.353	34	15.251	16.560	50
2018	N/A	N/A	N/A	16.353	15.339	16	16.560	15.548	42
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2009	8.348	10.553	2	8.408	10.650	157	8.438	10.699	222
2010	10.553	11.653	2	10.650	11.783	123	10.699	11.849	229
2011	N/A	N/A	N/A	11.783	11.568	132	11.849	11.644	176
2012	12.161	12.208	6	11.568	12.395	90	11.644	12.489	136
2013	12.208	13.581	6	12.395	13.816	98	12.489	13.935	158
2014	13.581	13.766	6	13.816	14.032	34	13.935	14.167	148
2015	13.766	12.989	6	14.032	13.267	15	14.167	13.408	106
2016	12.989	13.330	6	13.267	13.642	17	13.408	13.801	73
2017	13.330	15.101	6	13.642	15.485	22	13.801	15.678	54
2018	15.101	13.859	6	15.485	14.240	11	15.678	14.432	47
A-12

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Global Income Fund - Service Class
2009	10.643	10.661	1*	10.224	10.673	18	10.117	10.682	21
2010	10.661	11.457	1*	10.673	11.492	40	10.682	11.514	35
2011	11.457	11.346	2	11.492	11.404	37	11.514	11.436	33
2012	11.346	11.971	1*	11.404	12.056	54	11.436	12.103	32
2013	11.971	11.398	1*	12.056	11.501	45	12.103	11.557	42
2014	11.398	11.383	1*	11.501	11.509	40	11.557	11.577	37
2015	11.383	10.926	1*	11.509	11.070	24	11.577	11.146	45
2016	10.926	10.759	1*	11.070	10.922	16	11.146	11.008	41
2017	10.759	11.073	1*	10.922	11.263	23	11.008	11.362	34
2018	N/A	N/A	N/A	11.263	11.268	14	11.362	11.377	28
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2009	8.837	11.085	6	8.900	11.187	300	8.932	11.238	826
2010	11.085	12.159	6	11.187	12.296	282	11.238	12.364	709
2011	12.159	12.052	11	12.296	12.211	591	12.364	12.291	624
2012	12.052	12.940	11	12.211	13.137	592	12.291	13.237	527
2013	12.940	14.181	11	13.137	14.426	456	13.237	14.550	498
2014	14.181	14.469	11	14.426	14.748	90	14.550	14.890	368
2015	14.469	13.697	8	14.748	13.989	64	14.890	14.138	299
2016	13.697	14.001	6	13.989	14.328	38	14.138	14.495	187
2017	14.001	15.681	6	14.328	16.080	32	14.495	16.282	110
2018	15.681	14.528	6	16.080	14.927	24	16.282	15.130	110
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2009	10.430	10.252	507	10.548	10.389	624	10.607	10.458	965
2010	10.252	10.074	499	10.389	10.228	414	10.458	10.306	785
2011	10.074	9.897	499	10.228	10.069	368	10.306	10.156	736
2012	9.897	9.723	498	10.069	9.912	346	10.156	10.007	618
2013	9.723	9.552	486	9.912	9.757	244	10.007	9.861	405
2014	9.552	9.384	486	9.757	9.604	217	9.861	9.717	360
2015	9.384	9.219	31	9.604	9.454	136	9.717	9.574	328
2016	9.219	9.056	31	9.454	9.306	140	9.574	9.434	228
2017	9.056	8.911	30	9.306	9.175	105	9.434	9.310	202
2018	8.911	8.852	41	9.175	9.133	85	9.310	9.276	188
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.843	9.573	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.805	10.903	100	10.812	10.921	174
2012	N/A	N/A	N/A	10.903	12.300	84	10.921	12.332	168
2013	N/A	N/A	N/A	12.300	12.868	52	12.332	12.914	39
2014	N/A	N/A	N/A	12.868	12.991	35	12.914	13.051	15
2015	N/A	N/A	N/A	12.991	12.251	23	13.051	12.320	19
2016	N/A	N/A	N/A	12.251	13.621	26	12.320	13.711	16
2017	N/A	N/A	N/A	13.621	14.278	22	13.711	14.387	9
2018	N/A	N/A	N/A	14.278	13.616	12	14.387	13.734	6
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-13

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2009	6.046	7.385	2	6.067	7.424	1*	6.076	7.443	26
2010	7.385	9.027	2	7.424	9.093	1*	7.443	9.125	9
2011	9.027	8.688	4	9.093	8.769	4	9.125	8.809	5
2012	8.688	9.682	1*	8.769	9.792	6	8.809	9.846	5
2013	9.682	11.778	1*	9.792	11.937	16	9.846	12.015	5
2014	11.778	12.476	1*	11.937	12.669	10	12.015	12.765	4
2015	N/A	N/A	N/A	12.669	11.475	4	12.765	11.573	5
2016	N/A	N/A	N/A	11.475	12.391	4	11.573	12.509	4
2017	N/A	N/A	N/A	12.391	13.951	8	12.509	14.096	4
2018	N/A	N/A	N/A	13.951	12.079	5	14.096	12.217	2
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.049	9.163	2	9.633	9.179	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.179	9.030	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.775	11.096	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.096	10.007	1*
LVIP MFS International Growth Fund - Service Class
2009	5.570	7.413	3	5.588	7.452	41	5.597	7.472	12
2010	7.413	8.215	3	7.452	8.275	55	7.472	8.305	104
2011	8.215	7.253	1*	8.275	7.321	22	8.305	7.354	17
2012	7.253	8.485	1*	7.321	8.581	18	7.354	8.630	13
2013	8.485	9.444	1*	8.581	9.570	27	8.630	9.634	23
2014	9.444	8.785	1*	9.570	8.920	17	9.634	8.988	12
2015	8.785	8.718	1*	8.920	8.870	9	8.988	8.947	11
2016	8.718	8.683	1*	8.870	8.852	7	8.947	8.938	11
2017	8.683	11.218	1*	8.852	11.459	15	8.938	11.576	11
2018	N/A	N/A	N/A	11.459	10.323	10	11.576	10.438	12
LVIP MFS Value Fund - Service Class
2009	6.433	7.624	3	6.454	7.664	49	6.464	7.684	155
2010	7.624	8.335	3	7.664	8.396	109	7.684	8.426	129
2011	8.335	8.157	1*	8.396	8.233	110	8.426	8.271	111
2012	N/A	N/A	N/A	8.233	9.402	93	8.271	9.455	76
2013	N/A	N/A	N/A	9.402	12.549	84	9.455	12.633	68
2014	N/A	N/A	N/A	12.549	13.614	64	12.633	13.718	39
2015	N/A	N/A	N/A	13.614	13.292	11	13.718	13.407	43
2016	N/A	N/A	N/A	13.292	14.883	14	13.407	15.027	32
2017	N/A	N/A	N/A	14.883	17.186	19	15.027	17.369	31
2018	N/A	N/A	N/A	17.186	15.184	14	17.369	15.361	25
LVIP Mondrian International Value Fund - Service Class
2009	14.795	17.571	24	14.962	17.805	260	15.046	17.924	358
2010	17.571	17.640	20	17.805	17.910	214	17.924	18.047	311
2011	17.640	16.553	19	17.910	16.841	191	18.047	16.987	251
2012	16.553	17.776	19	16.841	18.121	151	16.987	18.296	211
2013	17.776	21.224	18	18.121	21.679	140	18.296	21.911	194
2014	21.224	20.268	16	21.679	20.745	105	21.911	20.987	156
2015	20.268	19.107	31	20.745	19.596	91	20.987	19.845	132
2016	19.107	19.472	31	19.596	20.010	88	19.845	20.284	120
2017	19.472	23.149	30	20.010	23.835	72	20.284	24.187	105
2018	23.149	20.075	30	23.835	20.712	62	24.187	21.038	93
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-14

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	9.959	9.900	14	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.900	9.880	9	9.936	9.897	3
2016	N/A	N/A	N/A	9.880	9.954	48	9.897	9.981	42
2017	N/A	N/A	N/A	9.954	9.936	13	9.981	9.971	52
2018	N/A	N/A	N/A	9.936	9.867	18	9.971	9.911	42
LVIP SSGA Bond Index Fund - Service Class
2009	10.448	10.699	16	10.459	10.732	229	10.465	10.748	243
2010	10.699	11.108	17	10.732	11.164	288	10.748	11.192	295
2011	11.108	11.688	9	11.164	11.771	255	11.192	11.812	260
2012	11.688	11.893	9	11.771	12.001	280	11.812	12.055	263
2013	11.893	11.352	11	12.001	11.478	206	12.055	11.542	178
2014	11.352	11.761	11	11.478	11.915	192	11.542	11.993	157
2015	11.761	11.551	10	11.915	11.726	156	11.993	11.815	147
2016	11.551	11.576	11	11.726	11.775	151	11.815	11.876	126
2017	11.576	11.702	12	11.775	11.927	103	11.876	12.038	91
2018	11.702	11.427	11	11.927	11.670	81	12.038	11.790	85
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.445	10.541	10
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.541	11.300	64
2013	N/A	N/A	N/A	11.273	11.818	2	11.300	11.859	59
2014	N/A	N/A	N/A	11.818	12.150	2	11.859	12.204	59
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.204	11.879	57
2016	N/A	N/A	N/A	12.047	12.179	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.179	13.237	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.237	12.431	6	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.398	10.504	9
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.504	11.184	1*
2013	N/A	N/A	N/A	11.157	11.727	6	11.184	11.767	1*
2014	N/A	N/A	N/A	11.727	12.150	1*	11.767	12.203	1*
2015	N/A	N/A	N/A	12.150	11.705	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.705	12.277	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.277	13.221	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.221	12.327	5	13.199	12.427	1*
LVIP SSGA Developed International 150 Fund - Service Class
2009	6.254	8.865	6	6.260	8.892	37	6.263	8.905	42
2010	8.865	9.316	7	8.892	9.363	71	8.905	9.387	54
2011	9.316	8.019	7	9.363	8.076	76	9.387	8.104	68
2012	8.019	8.929	8	8.076	9.010	79	8.104	9.051	68
2013	8.929	10.524	7	9.010	10.641	74	9.051	10.700	37
2014	10.524	10.403	7	10.641	10.540	69	10.700	10.609	37
2015	10.403	9.755	7	10.540	9.902	42	10.609	9.977	29
2016	9.755	10.487	7	9.902	10.668	35	9.977	10.759	27
2017	10.487	12.696	7	10.668	12.940	24	10.759	13.055	30
2018	12.696	10.543	6	12.940	10.768	25	13.055	10.875	30
LVIP SSGA Emerging Markets 100 Fund - Service Class
2009	6.046	11.250	4	6.052	11.285	37	6.055	11.302	57
2010	11.250	14.082	4	11.285	14.154	51	11.302	14.189	54
2011	14.082	11.735	7	14.154	11.818	59	14.189	11.860	74
2012	11.735	12.953	6	11.818	13.071	59	11.860	13.130	71
2013	12.953	12.330	5	13.071	12.468	53	13.130	12.537	40
2014	12.330	11.673	6	12.468	11.827	39	12.537	11.904	33
2015	11.673	9.487	6	11.827	9.631	36	11.904	9.704	31
2016	9.487	10.730	6	9.631	10.915	30	9.704	11.008	26
2017	10.730	13.016	5	10.915	13.267	22	11.008	13.384	29
2018	13.016	11.181	6	13.267	11.420	22	13.384	11.532	29
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-15

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2009	N/A	N/A	N/A	7.932	10.184	44	7.960	10.231	26
2010	N/A	N/A	N/A	10.184	10.872	51	10.231	10.933	29
2011	N/A	N/A	N/A	10.872	10.695	70	10.933	10.766	50
2012	N/A	N/A	N/A	10.695	11.670	81	10.766	11.759	52
2013	N/A	N/A	N/A	11.670	12.580	93	11.759	12.689	35
2014	N/A	N/A	N/A	12.580	12.840	78	12.689	12.963	18
2015	N/A	N/A	N/A	12.840	11.783	67	12.963	11.908	9
2016	N/A	N/A	N/A	11.783	12.217	54	11.908	12.360	9
2017	N/A	N/A	N/A	12.217	13.770	47	12.360	13.941	8
2018	N/A	N/A	N/A	13.770	12.413	13	13.941	12.579	7
LVIP SSGA International Index Fund - Service Class
2009	6.390	8.004	10	6.397	8.028	77	6.400	8.040	62
2010	8.004	8.394	10	8.028	8.436	104	8.040	8.458	84
2011	8.394	7.206	8	8.436	7.257	122	8.458	7.283	127
2012	7.206	8.338	8	7.257	8.414	103	7.283	8.452	116
2013	8.338	9.885	15	8.414	9.994	284	8.452	10.050	329
2014	9.885	9.118	12	9.994	9.238	250	10.050	9.298	279
2015	9.118	8.824	12	9.238	8.958	215	9.298	9.026	222
2016	8.824	8.731	12	8.958	8.881	204	9.026	8.957	198
2017	8.731	10.666	11	8.881	10.871	190	8.957	10.972	166
2018	10.666	9.017	11	10.871	9.209	156	10.972	9.304	143
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.166	9.181	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.181	8.705	5
2016	N/A	N/A	N/A	8.264	8.224	1*	8.705	8.249	4
2017	N/A	N/A	N/A	8.224	10.033	1*	8.249	10.073	4
2018	N/A	N/A	N/A	10.033	8.647	1*	10.073	8.690	4
LVIP SSGA Large Cap 100 Fund - Service Class
2009	6.965	9.233	9	6.973	9.261	71	6.976	9.275	77
2010	9.233	10.782	9	9.261	10.836	103	9.275	10.863	86
2011	10.782	10.808	8	10.836	10.884	95	10.863	10.923	96
2012	10.808	11.883	8	10.884	11.991	90	10.923	12.046	92
2013	11.883	15.814	7	11.991	15.990	63	12.046	16.078	58
2014	15.814	18.085	6	15.990	18.323	53	16.078	18.443	43
2015	18.085	16.891	6	18.323	17.147	45	18.443	17.276	35
2016	16.891	20.110	6	17.147	20.456	42	17.276	20.631	31
2017	20.110	23.399	5	20.456	23.849	28	20.631	24.077	29
2018	23.399	20.377	5	23.849	20.811	25	24.077	21.031	27
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.401	11.398	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.398	10.623	6
2016	N/A	N/A	N/A	11.020	11.253	1*	10.623	11.294	6
2017	N/A	N/A	N/A	11.253	13.377	2	11.294	13.439	6
2018	N/A	N/A	N/A	N/A	N/A	N/A	13.439	12.592	6
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	11.640	12.499	2	11.220	12.513	19
2018	N/A	N/A	N/A	12.499	10.874	3	12.513	10.898	17
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.652	10.433	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.441	12.631	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.631	12.947	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.703	13.194	59
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.194	14.852	59
2018	N/A	N/A	N/A	N/A	N/A	N/A	14.852	13.679	62
A-16

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.559	10.406	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.406	11.304	6
2013	11.222	12.403	16	11.276	12.488	173	11.304	12.531	294
2014	12.403	12.827	15	12.488	12.941	118	12.531	12.998	238
2015	12.827	12.227	12	12.941	12.360	86	12.998	12.427	213
2016	12.227	13.090	11	12.360	13.260	82	12.427	13.345	188
2017	13.090	14.510	10	13.260	14.727	69	13.345	14.831	138
2018	14.510	13.203	10	14.727	13.427	61	14.831	13.536	116
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.352	15.318	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.318	13.921	16	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.855	10.480	52
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.480	11.471	58
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.471	12.982	37
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.982	13.430	12
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.430	12.737	15
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.737	13.827	17
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.827	15.612	14
2018	N/A	N/A	N/A	N/A	N/A	N/A	15.612	14.083	3
LVIP SSGA S&P 500 Index Fund - Service Class
2009	6.939	8.573	13	6.989	8.651	134	7.014	8.691	122
2010	8.573	9.636	13	8.651	9.744	175	8.691	9.798	162
2011	9.636	9.615	9	9.744	9.742	167	9.798	9.807	214
2012	9.615	10.894	8	9.742	11.060	138	9.807	11.144	130
2013	10.894	14.089	33	11.060	14.332	539	11.144	14.456	741
2014	14.089	15.657	28	14.332	15.959	414	14.456	16.113	573
2015	15.657	15.519	26	15.959	15.849	323	16.113	16.018	444
2016	15.519	16.991	24	15.849	17.388	286	16.018	17.591	378
2017	16.991	20.238	22	17.388	20.752	237	17.591	21.009	341
2018	20.238	18.907	20	20.752	19.426	195	21.009	19.687	282
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	9.993	10.038	4	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2009	5.910	7.297	5	5.929	7.335	44	5.939	7.354	45
2010	7.297	9.021	5	7.335	9.086	61	7.354	9.119	52
2011	9.021	8.434	4	9.086	8.512	83	9.119	8.552	101
2012	8.434	9.577	4	8.512	9.685	63	8.552	9.739	71
2013	9.577	12.939	44	9.685	13.111	138	9.739	13.198	154
2014	12.939	13.269	43	13.111	13.472	91	13.198	13.576	103
2015	13.269	12.387	65	13.472	12.602	78	13.576	12.711	87
2016	12.387	14.645	63	12.602	14.929	67	12.711	15.074	74
2017	14.645	16.387	62	14.929	16.738	53	15.074	16.911	65
2018	16.387	14.229	61	16.738	14.563	34	16.911	14.728	60
A-17

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2009	7.216	10.722	3	7.224	10.755	24	7.227	10.772	22
2010	10.722	13.420	3	10.755	13.488	33	10.772	13.522	26
2011	13.420	12.857	2	13.488	12.948	29	13.522	12.994	27
2012	12.857	14.338	2	12.948	14.468	30	12.994	14.534	23
2013	14.338	18.892	2	14.468	19.102	20	14.534	19.208	14
2014	18.892	19.305	2	19.102	19.559	20	19.208	19.687	13
2015	19.305	17.619	2	19.559	17.886	14	19.687	18.021	9
2016	17.619	22.455	2	17.886	22.841	12	18.021	23.037	8
2017	22.455	23.393	2	22.841	23.843	9	23.037	24.071	7
2018	23.393	19.835	2	23.843	20.257	9	24.071	20.471	7
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.899	10.813	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.813	9.703	3
2016	N/A	N/A	N/A	10.657	10.963	1*	9.703	11.003	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.003	12.343	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.343	11.021	3
LVIP T. Rowe Price 2010 Fund - Service Class
2009	N/A	N/A	N/A	7.796	9.521	3	7.809	9.546	64
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.546	10.456	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.456	10.402	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.402	11.095	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.095	11.877	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2020 Fund - Service Class
2009	N/A	N/A	N/A	7.381	9.105	10	7.393	9.129	29
2010	N/A	N/A	N/A	9.105	10.013	10	9.129	10.050	24
2011	N/A	N/A	N/A	10.013	9.849	9	10.050	9.895	3
2012	N/A	N/A	N/A	9.849	10.479	9	9.895	10.538	1*
2013	N/A	N/A	N/A	10.479	11.431	3	10.538	11.507	1*
2014	N/A	N/A	N/A	11.431	11.714	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.570	8.892	15
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.892	9.833	12
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.833	9.608	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.305	9.009	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-18

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2009	N/A	N/A	N/A	5.665	7.958	42	5.674	7.978	46
2010	N/A	N/A	N/A	7.958	9.119	47	7.978	9.152	67
2011	N/A	N/A	N/A	9.119	8.804	42	9.152	8.845	45
2012	N/A	N/A	N/A	8.804	10.225	56	8.845	10.283	23
2013	N/A	N/A	N/A	10.225	13.958	43	10.283	14.050	29
2014	N/A	N/A	N/A	13.958	14.895	46	14.050	15.009	40
2015	N/A	N/A	N/A	14.895	16.191	44	15.009	16.331	36
2016	N/A	N/A	N/A	16.191	16.116	39	16.331	16.272	31
2017	N/A	N/A	N/A	16.116	21.152	18	16.272	21.375	30
2018	N/A	N/A	N/A	21.152	20.532	17	21.375	20.769	19
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2009	N/A	N/A	N/A	9.960	14.308	5	10.016	14.403	24
2010	N/A	N/A	N/A	14.308	18.032	4	14.403	18.170	21
2011	17.760	16.725	1*	18.032	17.016	6	18.170	17.163	18
2012	16.725	19.058	1*	17.016	19.428	6	17.163	19.615	17
2013	19.058	25.168	1*	19.428	25.707	7	19.615	25.981	12
2014	25.168	27.513	1*	25.707	28.159	7	25.981	28.488	12
2015	27.513	27.522	1*	28.159	28.224	9	28.488	28.582	12
2016	27.522	29.000	1*	28.224	29.800	8	28.582	30.208	12
2017	29.000	35.443	1*	29.800	36.494	6	30.208	37.031	13
2018	35.443	33.660	1*	36.494	34.727	4	37.031	35.273	9
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	9.611	9.350	11	9.612	9.356	2
2012	N/A	N/A	N/A	9.350	10.570	36	9.356	10.588	8
2013	N/A	N/A	N/A	10.570	13.544	39	10.588	13.580	20
2014	N/A	N/A	N/A	13.544	14.920	40	13.580	14.974	7
2015	N/A	N/A	N/A	14.920	14.601	42	14.974	14.669	5
2016	N/A	N/A	N/A	14.601	16.073	35	14.669	16.164	6
2017	N/A	N/A	N/A	16.073	18.962	38	16.164	19.088	6
2018	N/A	N/A	N/A	18.962	17.696	35	19.088	17.832	5
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	9.850	8.342	11	9.850	8.348	1*
2012	N/A	N/A	N/A	8.342	9.773	36	8.348	9.789	1*
2013	N/A	N/A	N/A	9.773	11.009	39	9.789	11.038	2
2014	N/A	N/A	N/A	11.009	10.305	39	11.038	10.343	5
2015	N/A	N/A	N/A	10.305	9.818	40	10.343	9.864	10
2016	N/A	N/A	N/A	9.818	9.996	33	9.864	10.053	8
2017	N/A	N/A	N/A	9.996	12.591	31	10.053	12.675	3
2018	N/A	N/A	N/A	12.591	10.543	30	12.675	10.623	10
LVIP VIP Mid Cap Managed Volatility(12)
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.352	10.135	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.135	9.506	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.506	10.291	3
LVIP Wellington Capital Growth Fund - Service Class
2009	N/A	N/A	N/A	6.138	8.126	2	6.148	8.147	2
2010	N/A	N/A	N/A	8.126	9.490	2	8.147	9.524	1*
2011	N/A	N/A	N/A	9.490	8.476	4	9.524	8.515	1*
2012	N/A	N/A	N/A	8.476	9.907	4	8.515	9.963	1*
2013	N/A	N/A	N/A	9.907	13.227	2	9.963	13.315	1*
2014	N/A	N/A	N/A	13.227	14.462	1*	13.315	14.572	1*
2015	N/A	N/A	N/A	14.462	15.534	4	14.572	15.668	2
2016	N/A	N/A	N/A	15.534	15.265	5	15.668	15.412	2
2017	N/A	N/A	N/A	15.265	20.360	3	15.412	20.577	2
2018	N/A	N/A	N/A	20.360	20.258	3	20.577	20.494	2
A-19

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Wellington Mid-Cap Value Fund - Service Class
2009	N/A	N/A	N/A	5.028	7.031	8	5.036	7.049	11
2010	N/A	N/A	N/A	7.031	8.551	2	7.049	8.582	6
2011	8.490	7.542	1*	8.551	7.612	3	8.582	7.647	7
2012	7.542	9.171	1*	7.612	9.275	14	7.647	9.327	4
2013	N/A	N/A	N/A	9.275	12.215	22	9.327	12.296	13
2014	N/A	N/A	N/A	12.215	12.985	15	12.296	13.084	14
2015	N/A	N/A	N/A	12.985	12.554	5	13.084	12.662	7
2016	N/A	N/A	N/A	12.554	13.934	5	12.662	14.069	6
2017	N/A	N/A	N/A	13.934	15.516	4	14.069	15.682	6
2018	N/A	N/A	N/A	15.516	13.017	3	15.682	13.170	5
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	10.089	10.129	2	10.010	10.136	17
2018	N/A	N/A	N/A	10.129	9.842	9	10.136	9.858	1*
MFS® VIT Growth Series - Service Class
2009	9.165	12.361	14	4.091	5.529	52	10.977	14.850	16
2010	12.361	13.965	14	5.529	6.259	52	14.850	16.827	13
2011	13.965	13.639	14	6.259	6.125	29	16.827	16.484	9
2012	13.639	15.683	14	6.125	7.057	19	16.484	19.012	9
2013	15.683	21.025	14	7.057	9.480	20	19.012	25.564	15
2014	21.025	22.444	14	9.480	10.139	8	25.564	27.370	8
2015	22.444	23.653	27	10.139	10.707	5	27.370	28.931	3
2016	23.653	23.737	27	10.707	10.767	13	28.931	29.122	3
2017	23.737	30.561	27	10.767	13.889	10	29.122	37.606	2
2018	30.561	30.739	27	13.889	13.999	6	37.606	37.939	2
MFS® VIT II Core Equity Portfolio - Service Class(10)
2009	8.116	10.539	17	8.236	10.718	2	9.600	12.505	3
2010	10.539	12.097	17	10.718	12.327	2	12.505	14.396	2
2011	12.097	11.729	17	12.327	11.976	2	14.396	14.001	2
2012	11.729	13.357	17	11.976	13.665	2	14.001	15.992	4
2013	13.357	17.609	17	13.665	18.052	2	15.992	21.146	3
2014	17.609	19.192	17	18.052	19.714	2	21.146	23.117	2
2015	19.192	18.770	33	19.714	19.319	2	23.117	22.676	1*
2016	18.770	20.476	33	19.319	21.117	2	22.676	24.811	1*
2017	20.476	25.039	33	21.117	25.875	2	24.811	30.431	1*
2018	25.039	23.592	33	25.875	24.428	2	30.431	28.761	1*
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	19.292	19.645	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	19.645	21.658	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	21.658	20.063	7	20.883	19.412	1*
MFS® VIT Total Return Series -Service Class(9)
2009	10.213	11.809	16	11.041	12.792	270	10.573	12.261	481
2010	11.809	12.715	16	12.792	13.801	187	12.261	13.242	417
2011	12.715	12.686	15	13.801	13.797	169	13.242	13.252	324
2012	12.686	13.822	15	13.797	15.063	145	13.252	14.482	276
2013	13.822	15.296	14	15.063	16.682	143	14.482	16.044	238
MFS® VIT Utilities Series - Service Class
2009	13.559	17.694	32	10.818	14.146	137	17.417	22.798	181
2010	17.694	19.726	32	14.146	15.803	87	22.798	25.493	133
2011	19.726	20.635	33	15.803	16.563	89	25.493	26.747	119
2012	20.635	22.945	31	16.563	18.454	81	26.747	29.830	114
2013	22.945	27.091	28	18.454	21.833	68	29.830	35.326	84
2014	27.091	29.925	27	21.833	24.165	67	35.326	39.139	66
2015	29.925	25.053	38	24.165	20.271	57	39.139	32.866	46
2016	25.053	27.371	38	20.271	22.191	51	32.866	36.014	42
2017	27.371	30.779	38	22.191	25.004	38	36.014	40.617	35
2018	30.779	30.475	37	25.004	24.807	32	40.617	40.337	26
A-20

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Neuberger Berman AMT Mid Cap Growth(1)
2009	10.077	13.024	2	10.225	13.243	88	11.868	15.386	71
2010	13.024	16.514	2	13.243	16.825	79	15.386	19.567	63
2011	16.514	16.296	2	16.825	16.636	72	19.567	19.367	56
2012	16.296	17.993	1*	16.636	18.405	60	19.367	21.447	49
2013	17.993	20.532	1*	18.405	21.018	55	21.447	24.501	48
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2009	10.180	14.654	8	10.330	14.899	157	10.134	14.632	270
2010	14.654	18.161	6	14.899	18.502	125	14.632	18.188	211
2011	18.161	16.678	6	18.502	17.025	109	18.188	16.753	175
2012	16.678	18.924	6	17.025	19.356	90	16.753	19.067	151
2013	18.924	25.473	5	19.356	26.107	74	19.067	25.742	105
2014	25.473	28.481	4	26.107	29.248	61	25.742	28.868	81
2015	28.481	25.641	3	29.248	26.384	50	28.868	26.067	69
2016	25.641	29.255	3	26.384	30.163	47	26.067	29.831	61
2017	29.255	33.542	3	30.163	34.652	39	29.831	34.305	52
2018	33.542	27.911	3	34.652	28.893	32	34.305	28.632	44
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	11.114	12.487	1*	11.033	12.503	10	10.966	12.511	7
2010	12.487	15.239	1*	12.503	15.288	21	12.511	15.313	16
2011	15.239	13.837	2	15.288	13.910	25	15.313	13.947	26
2012	13.837	14.287	1*	13.910	14.391	22	13.947	14.443	26
2013	14.287	11.967	1*	14.391	12.079	11	14.443	12.135	20
2014	11.967	9.565	1*	12.079	9.673	6	12.135	9.728	13
2015	9.565	6.983	1*	9.673	7.077	2	9.728	7.124	13
2016	6.983	7.879	1*	7.077	8.000	2	7.124	8.061	8
2017	7.879	7.897	1*	8.000	8.034	2	8.061	8.104	6
2018	7.897	6.654	1*	8.034	6.784	1*	8.104	6.849	5
Putnam VT Equity Income Fund - Class IB
2017	N/A	N/A	N/A	19.509	21.732	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	21.732	19.571	2	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.932	11.614	21
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2009	N/A	N/A	N/A	9.155	11.353	1*	10.475	13.003	2
2010	N/A	N/A	N/A	11.353	11.448	1*	13.003	13.125	2
2011	N/A	N/A	N/A	11.448	11.134	1*	13.125	12.778	1*
2012	N/A	N/A	N/A	11.134	13.397	1*	12.778	15.390	1*
2013	N/A	N/A	N/A	13.397	18.678	1*	15.390	21.478	1*
2014	N/A	N/A	N/A	18.678	23.463	1*	21.478	27.007	1*
2015	N/A	N/A	N/A	23.463	24.888	1*	27.007	28.676	1*
2016	N/A	N/A	N/A	24.888	21.713	1*	28.676	25.042	1*
2017	N/A	N/A	N/A	21.713	24.637	2	25.042	28.444	1*
2018	N/A	N/A	N/A	24.637	24.102	2	28.444	27.854	1*
Putnam VT Growth & Income(13)
2009	N/A	N/A	N/A	7.823	9.995	1*	8.798	11.251	4
2010	N/A	N/A	N/A	9.995	11.250	1*	11.251	12.677	4
2011	N/A	N/A	N/A	11.250	10.558	1*	12.677	11.908	4
2012	N/A	N/A	N/A	10.558	12.378	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.378	16.528	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.528	18.012	1*	18.669	20.377	2
2015	N/A	N/A	N/A	18.012	16.391	1*	20.377	18.563	2
2016	N/A	N/A	N/A	16.391	18.554	1*	18.563	21.033	2
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-21

	with EEB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Templeton Global Bond VIP Fund - Class 2
2009	12.425	14.484	2	12.514	14.617	222	12.559	14.684	306
2010	14.484	16.281	2	14.617	16.463	219	14.684	16.555	280
2011	16.281	15.851	4	16.463	16.061	196	16.555	16.167	243
2012	15.851	17.914	4	16.061	18.187	173	16.167	18.325	190
2013	17.914	17.881	3	18.187	18.190	133	18.325	18.347	149
2014	17.881	17.884	2	18.190	18.230	112	18.347	18.405	77
2015	17.884	16.809	1*	18.230	17.168	73	18.405	17.350	55
2016	16.809	16.994	1*	17.168	17.392	55	17.350	17.594	39
2017	16.994	17.012	1*	17.392	17.445	44	17.594	17.666	35
2018	17.012	17.032	1*	17.445	17.501	40	17.666	17.740	28
Templeton Growth VIP Fund - Class 2
2009	8.959	11.536	9	8.669	11.185	68	10.695	13.813	70
2010	11.536	12.168	9	11.185	11.821	59	13.813	14.613	61
2011	12.168	11.117	9	11.821	10.822	50	14.613	13.391	53
2012	N/A	N/A	N/A	10.822	12.894	37	13.391	15.971	45
2013	N/A	N/A	N/A	12.894	16.600	26	15.971	20.583	45
2014	N/A	N/A	N/A	16.600	15.877	18	20.583	19.705	37
2015	N/A	N/A	N/A	15.877	14.611	15	19.705	18.153	34
2016	N/A	N/A	N/A	14.611	15.763	13	18.153	19.603	23
2017	N/A	N/A	N/A	15.763	18.382	9	19.603	22.884	21
2018	N/A	N/A	N/A	18.382	15.404	7	22.884	19.195	18
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10) Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
(11) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(12) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
(13) Effective May 15, 2017, the Putnam Growth & Income Fund was reorganized into the Putnam Equity Income Fund.
A-22

Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2009	6.851	10.284	92	6.334	9.526	113	7.189	10.839	125	8.965	13.524	16
2010	10.284	11.954	2	9.526	11.095	103	10.839	12.656	95	13.524	15.799	12
2011	11.954	8.974	2	11.095	8.346	28	12.656	9.544	73	15.799	11.920	13
2012	8.974	9.961	6	8.346	9.283	23	9.544	10.642	65	11.920	13.297	8
2013	9.961	12.002	6	9.283	11.207	17	10.642	12.880	68	13.297	16.103	6
2014	12.002	12.330	9	11.207	11.537	16	12.880	13.292	58	16.103	16.625	6
2015	12.330	12.406	8	11.537	11.631	13	13.292	13.434	46	16.625	16.811	2
2016	12.406	12.054	8	11.631	11.323	11	13.434	13.111	37	16.811	16.416	2
2017	12.054	16.104	8	11.323	15.158	7	13.111	17.596	29	16.416	22.042	1*
2018	16.104	14.209	5	15.158	13.401	5	17.596	15.595	24	22.042	19.546	1*
AB VPS Growth and Income Portfolio - Class B(1)
2009	7.060	8.328	70	7.930	9.374	193	8.835	10.469	327	9.436	11.187	37
2010	8.328	9.208	35	9.374	10.385	173	10.469	11.628	297	11.187	12.431	38
2011	9.208	9.573	33	10.385	10.819	182	11.628	12.144	323	12.431	12.990	35
2012	9.573	11.002	20	10.819	12.458	156	12.144	14.019	265	12.990	15.003	44
2013	11.002	12.842	19	12.458	14.553	160	14.019	16.391	273	15.003	17.545	43
AB VPS International Value Portfolio - Class B(2)
2009	5.602	7.378	19	5.629	7.429	172	5.666	7.496	540	5.673	7.508	41
2010	7.378	7.542	12	7.429	7.610	156	7.496	7.698	489	7.508	7.715	44
2011	7.542	5.956	8	7.610	6.021	159	7.698	6.106	495	7.715	6.122	44
2012	5.956	6.667	8	6.021	6.753	143	6.106	6.865	452	6.122	6.887	39
2013	6.667	7.326	8	6.753	7.427	148	6.685	7.558	437	6.887	7.583	36
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	7.444	10.409	23	13.058	18.295	77	13.298	18.679	228	11.523	16.193	16
2010	10.409	12.917	15	18.295	22.747	76	18.679	23.282	227	16.193	20.194	16
2011	12.917	11.569	19	22.747	20.415	98	23.282	20.947	218	20.194	18.178	15
2012	11.569	13.434	18	20.415	23.754	50	20.947	24.435	170	18.178	21.215	15
2013	13.434	18.124	18	23.754	32.111	60	24.435	33.114	198	21.215	28.765	17
2014	18.124	19.355	17	32.111	34.359	37	33.114	35.521	144	28.765	30.871	18
2015	19.355	17.891	5	34.359	31.824	29	35.521	32.983	108	30.871	28.680	14
2016	17.891	21.885	3	31.824	39.006	23	32.983	40.528	92	28.680	35.258	16
2017	21.885	24.208	2	39.006	43.233	17	40.528	45.032	78	35.258	39.195	10
2018	24.208	20.099	2	43.233	35.967	14	45.032	37.557	44	39.195	32.705	7
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.596	9.799	39	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	10.393	10.377	2	9.896	10.394	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.377	11.581	8	10.394	11.628	24	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.581	10.927	8	11.628	10.999	14	N/A	N/A	N/A
American Century VP Inflation Protection Fund - Class II(3)
2009	10.162	10.981	33	10.752	11.641	450	10.876	11.806	1,399	10.901	11.839	150
2010	10.981	11.312	26	11.641	12.016	421	11.806	12.217	1,426	11.839	12.257	151
2011	11.312	12.391	28	12.016	13.188	412	12.217	13.442	1,690	12.257	13.493	135
2012	12.391	13.043	59	13.188	13.910	372	13.442	14.212	1,413	13.493	14.274	111
2013	13.043	12.743	25	13.910	13.601	339	14.212	13.910	1,133	14.274	13.972	88
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.137	10.547	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.547	9.534	12	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth Fund - Class 2
2009	9.136	12.743	35	10.181	14.230	241	10.299	14.431	606	10.323	14.471	106
2010	12.743	13.958	14	14.230	15.618	235	14.431	15.878	544	14.471	15.930	82
2011	13.958	12.466	12	15.618	13.976	212	15.878	14.244	487	15.930	14.298	72
2012	12.466	14.976	14	13.976	16.824	182	14.244	17.190	437	14.298	17.264	65
2013	14.976	18.963	11	16.824	21.345	162	17.190	21.864	386	17.264	21.969	58
2014	18.963	19.017	6	21.345	21.450	134	21.864	22.026	330	21.969	22.143	54
2015	19.017	19.933	5	21.450	22.528	133	22.026	23.191	295	22.143	23.326	39
2016	19.933	19.660	2	22.528	22.264	113	23.191	22.976	252	23.326	23.122	37
2017	19.660	25.336	4	22.264	28.748	81	22.976	29.743	212	23.122	29.946	35
2018	25.336	22.588	4	28.748	25.682	72	29.743	26.637	173	29.946	26.832	32
American Funds Global Small Capitalization Fund - Class 2
2009	7.902	12.493	25	12.932	20.487	241	14.796	23.498	382	13.916	22.112	22
2010	12.493	14.991	15	20.487	24.632	227	23.498	28.323	331	22.112	26.665	24
2011	14.991	11.881	14	24.632	19.561	173	28.323	22.548	291	26.665	21.239	18
2012	11.881	13.763	13	19.561	22.704	148	22.548	26.237	245	21.239	24.726	16
2013	13.763	17.305	13	22.704	28.605	134	26.237	33.139	216	24.726	31.247	15
2014	17.305	17.323	12	28.605	28.692	111	33.139	33.322	186	31.247	31.435	15
2015	17.323	17.025	11	28.692	28.254	101	33.322	32.897	158	31.435	31.049	12
2016	17.025	17.038	6	28.254	28.333	82	32.897	33.071	131	31.049	31.229	8
2017	17.038	21.025	5	28.333	35.033	72	33.071	40.994	110	31.229	38.730	7
2018	21.025	18.435	4	35.033	30.779	64	40.994	36.106	97	38.730	34.129	7
American Funds Growth Fund - Class 2
2009	7.318	10.000	314	8.935	12.234	2,172	10.360	14.221	4,466	10.367	14.237	463
2010	10.000	11.634	148	12.234	14.260	1,943	14.221	16.618	3,979	14.237	16.646	371
2011	11.634	10.915	131	14.260	13.407	1,653	16.618	15.662	3,464	16.646	15.696	329
2012	10.915	12.614	98	13.407	15.524	1,443	15.662	18.180	3,084	15.696	18.229	276
2013	12.614	16.086	97	15.524	19.837	1,277	18.180	23.290	2,578	18.229	23.364	234
2014	16.086	17.109	86	19.837	21.140	1062	23.290	24.883	2225	23.364	24.974	204
2015	17.109	17.920	71	21.140	22.187	925	24.883	26.180	1914	24.974	26.289	147
2016	17.920	19.232	42	22.187	23.859	761	26.180	28.223	1553	26.289	28.355	111
2017	19.232	24.184	37	23.859	30.063	592	28.223	35.651	1243	28.355	35.836	95
2018	24.184	23.647	31	30.063	29.454	471	35.651	35.016	985	35.836	35.215	82
American Funds Growth-Income Fund - Class 2
2009	7.466	9.605	296	8.818	11.366	1,982	9.648	12.468	4,384	10.022	12.958	470
2010	9.605	10.490	137	11.366	12.439	1,750	12.468	13.679	3,930	12.958	14.223	411
2011	10.490	10.094	119	12.439	11.993	1,514	13.679	13.222	3,479	14.223	13.755	375
2012	10.094	11.624	94	11.993	13.839	1,342	13.222	15.295	3,018	13.755	15.919	316
2013	11.624	15.211	99	13.839	18.145	1,206	15.295	20.105	2,721	15.919	20.936	287
2014	15.211	16.496	88	18.145	19.717	1024	20.105	21.901	2386	20.936	22.818	244
2015	16.496	16.404	63	19.717	19.647	892	21.901	21.877	2014	22.818	22.805	208
2016	16.404	17.932	45	19.647	21.520	703	21.877	24.023	1618	22.805	25.054	185
2017	17.932	21.511	33	21.520	25.867	558	24.023	28.947	1275	25.054	30.205	148
2018	21.511	20.708	29	25.867	24.951	442	28.947	27.993	1014	30.205	29.223	119
American Funds International Fund - Class 2
2009	9.338	13.096	83	12.395	17.418	594	13.389	18.862	1,206	14.676	20.685	107
2010	13.096	13.765	39	17.418	18.344	535	18.862	19.915	1,138	20.685	21.852	104
2011	13.765	11.608	39	18.344	15.501	496	19.915	16.870	1,056	21.852	18.520	93
2012	11.608	13.416	34	15.501	17.951	438	16.870	19.585	884	18.520	21.511	80
2013	13.416	15.995	42	17.951	21.445	394	19.585	23.456	765	21.511	25.776	72
2014	15.995	15.262	34	21.445	20.503	356	23.456	22.483	693	25.776	24.718	64
2015	15.262	14.283	29	20.503	19.226	335	22.483	21.135	583	24.718	23.248	55
2016	14.283	14.495	20	19.226	19.550	278	21.135	21.545	491	23.248	23.711	43
2017	14.495	18.775	17	19.550	25.374	228	21.545	28.033	409	23.711	30.867	39
2018	18.775	15.986	12	25.374	21.648	189	28.033	23.977	370	30.867	26.414	37

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2009	11.176	11.544	4	10.000	11.558	165	10.255	11.576	260	10.784	11.580	74
2010	11.544	12.420	13	11.558	12.460	221	11.576	12.511	563	11.580	12.521	62
2011	12.420	11.731	89	12.460	11.792	252	12.511	11.870	917	12.521	11.886	68
2012	11.731	12.645	19	11.792	12.736	217	11.870	12.852	1,100	11.886	12.876	57
2013	12.645	14.181	33	12.736	14.313	167	12.852	14.479	1,070	12.876	14.512	100
2014	14.181	14.169	33	14.313	14.330	130	14.479	14.532	900	14.512	14.573	82
2015	14.169	13.749	31	14.330	13.933	128	14.532	14.165	660	14.573	14.212	77
2016	13.749	13.990	30	13.933	14.205	111	14.165	14.478	512	14.212	14.533	31
2017	13.990	15.593	21	14.205	15.865	95	14.478	16.209	459	14.533	16.279	31
2018	15.593	14.125	10	15.865	14.401	89	16.209	14.750	371	16.279	14.822	22
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	10.224	11.278	8	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.278	11.052	8	11.958	11.097	1*	12.678	11.106	2
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.313	10.546	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.546	10.590	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.146	11.303	7	10.590	11.377	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.303	12.494	7	11.377	12.608	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.494	10.700	7	12.608	10.825	7	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2009	10.143	12.593	113	11.041	13.735	722	11.168	13.928	2,043	11.194	13.967	176
2010	12.593	13.315	83	13.735	14.551	690	13.928	14.793	2,020	13.967	14.842	183
2011	13.315	13.854	75	14.551	15.171	588	14.793	15.462	1,878	14.842	15.521	132
2012	13.854	14.513	90	15.171	15.925	536	15.462	16.271	1,757	15.521	16.341	149
2013	14.513	14.024	70	15.925	15.418	518	16.271	15.793	1,395	16.341	15.869	128
2014	14.024	14.431	53	15.418	15.898	481	15.793	16.325	1369	15.869	16.411	104
2015	14.431	13.956	52	15.898	15.405	428	16.325	15.858	1270	16.411	15.950	96
2016	13.956	14.129	28	15.405	15.627	344	15.858	16.127	1141	15.950	16.229	90
2017	14.129	14.527	26	15.627	16.099	334	16.127	16.656	979	16.229	16.769	82
2018	14.527	13.913	21	16.099	15.450	272	16.656	16.025	798	16.769	16.141	69
Delaware VIP® Emerging Markets Series - Service Class
2009	9.598	16.716	31	9.667	16.870	274	9.754	17.063	682	9.771	17.102	74
2010	16.716	19.369	31	16.870	19.586	290	17.063	19.861	620	17.102	19.916	53
2011	19.369	15.188	37	19.586	15.389	238	19.861	15.644	567	19.916	15.695	50
2012	15.188	16.999	30	15.389	17.259	209	15.644	17.588	484	15.695	17.655	42
2013	16.999	18.305	28	17.259	18.622	195	17.588	19.025	449	17.655	19.107	39
2014	18.305	16.460	28	18.622	16.778	168	19.025	17.185	429	19.107	17.267	37
2015	16.460	13.750	9	16.778	14.044	161	17.185	14.420	400	17.267	14.496	38
2016	13.750	15.322	7	14.044	15.680	136	14.420	16.141	337	14.496	16.234	37
2017	15.322	21.060	6	15.680	21.596	110	16.141	22.286	311	16.234	22.426	23
2018	21.060	17.334	5	21.596	17.811	100	22.286	18.426	287	22.426	18.552	21
Delaware VIP® High Yield Series - Service Class
2009	8.365	12.188	84	11.743	17.145	336	12.393	18.139	504	10.530	15.419	45
2010	12.188	13.729	38	17.145	19.350	338	18.139	20.524	559	15.419	17.455	45
2011	13.729	13.770	38	19.350	19.448	119	20.524	20.679	389	17.455	17.596	50
2012	13.770	15.840	35	19.448	22.416	107	20.679	23.895	384	17.596	20.342	51
2013	15.840	16.920	35	22.416	23.993	110	23.895	25.639	331	20.342	21.838	43
2014	16.920	16.496	19	23.993	23.438	95	25.639	25.109	292	21.838	21.398	34
2015	16.496	15.058	18	23.438	21.437	82	25.109	23.023	234	21.398	19.630	29
2016	15.058	16.666	5	21.437	23.774	63	23.023	25.596	174	19.630	21.835	30
2017	16.666	17.522	4	23.774	25.045	52	25.596	27.032	160	21.835	23.071	26
2018	17.522	16.357	4	25.045	23.427	46	27.032	25.349	124	23.071	21.646	23

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2009	10.075	11.118	83	10.147	11.220	376	10.238	11.349	1,230	10.256	11.375	120
2010	11.118	11.366	374	11.220	11.494	249	11.349	11.655	1,064	11.375	11.687	140
2011	11.366	11.426	86	11.494	11.577	591	11.655	11.769	1,019	11.687	11.808	129
2012	11.426	11.483	82	11.577	11.658	526	11.769	11.880	874	11.808	11.925	139
2013	11.483	11.106	44	11.658	11.298	505	11.880	11.542	656	11.925	11.592	112
2014	11.106	11.043	40	11.298	11.256	361	11.542	11.529	594	11.592	11.584	110
2015	11.043	10.893	34	11.256	11.125	332	11.529	11.423	703	11.584	11.484	67
2016	10.893	10.862	31	11.125	11.116	327	11.423	11.442	564	11.484	11.509	69
2017	10.862	10.851	31	11.116	11.127	286	11.442	11.482	364	11.509	11.555	54
2018	10.851	10.642	31	11.127	10.935	258	11.482	11.312	293	11.555	11.389	27
Delaware VIP® REIT Series - Service Class
2009	7.188	8.682	13	13.149	15.915	89	13.805	16.752	225	11.649	14.142	17
2010	8.682	10.775	7	15.915	19.791	139	16.752	20.883	225	14.142	17.639	14
2011	10.775	11.683	8	19.791	21.502	81	20.883	22.745	202	17.639	19.221	14
2012	11.683	13.354	8	21.502	24.626	82	22.745	26.115	196	19.221	22.080	13
2013	13.354	13.341	16	24.626	24.652	75	26.115	26.208	172	22.080	22.169	9
2014	13.341	16.886	9	24.652	31.263	65	26.208	33.319	184	22.169	28.199	10
2015	16.886	17.134	5	31.263	31.787	49	33.319	33.963	139	28.199	28.758	7
2016	17.134	17.738	5	31.787	32.973	44	33.963	35.318	125	28.758	29.921	5
2017	17.738	17.608	1*	32.973	32.795	31	35.318	35.215	82	29.921	29.845	5
2018	17.608	15.961	1*	32.795	29.789	26	35.215	32.067	73	29.845	27.191	4
Delaware VIP® Small Cap Value Series - Service Class
2009	7.640	9.853	67	12.906	16.677	222	14.118	18.289	604	12.197	15.808	81
2010	9.853	12.741	11	16.677	21.607	188	18.289	23.755	537	15.808	20.542	61
2011	12.741	12.290	25	21.607	20.884	170	23.755	23.017	489	20.542	19.915	54
2012	12.290	13.689	12	20.884	23.308	145	23.017	25.753	403	19.915	22.293	57
2013	13.689	17.868	12	23.308	30.486	128	25.753	33.769	352	22.293	29.246	52
2014	17.868	18.499	11	30.486	31.624	107	33.769	35.117	314	29.246	30.429	48
2015	18.499	16.960	10	31.624	29.053	94	35.117	32.343	289	30.429	28.039	38
2016	16.960	21.793	10	29.053	37.405	76	32.343	41.745	233	28.039	36.208	33
2017	21.793	23.873	9	37.405	41.057	61	41.745	45.935	192	36.208	39.861	27
2018	23.873	19.435	8	41.057	33.492	44	45.935	37.565	171	39.861	32.614	23
Delaware VIP® Smid Cap Core Series - Service Class(4)
2009	6.654	10.069	7	8.048	12.202	66	9.243	14.050	79	8.701	13.233	6
2010	11.936	13.491	6	14.487	16.382	71	16.713	18.909	93	15.747	17.819	8
2011	13.491	14.268	21	16.382	17.360	92	18.909	20.089	111	17.819	18.940	13
2012	14.268	15.484	4	17.360	18.877	71	20.089	21.899	120	18.940	20.657	17
2013	15.484	21.396	4	18.877	26.138	51	21.899	30.398	98	20.657	28.687	15
2014	21.396	21.575	4	26.138	26.409	41	30.398	30.790	71	28.687	29.072	9
2015	21.575	22.693	3	26.409	27.833	38	30.790	32.532	76	29.072	30.732	7
2016	22.693	24.027	3	27.833	29.528	34	32.532	34.599	54	30.732	32.701	6
2017	24.027	27.880	3	29.528	34.332	30	34.599	40.329	44	32.701	38.134	2
2018	27.880	23.938	3	34.332	29.537	22	40.329	34.784	37	38.134	32.907	2
Delaware VIP® U.S. Growth Series - Service Class
2009	6.453	9.041	2	6.915	9.708	47	7.042	9.912	158	8.219	11.574	61
2010	9.041	10.062	2	9.708	10.826	52	9.912	11.081	86	11.574	12.946	49
2011	10.062	10.603	2	10.826	11.430	88	11.081	11.729	97	12.946	13.710	50
2012	10.603	12.051	5	11.430	13.018	48	11.729	13.391	109	13.710	15.660	43
2013	12.051	15.882	4	13.018	17.189	44	13.391	17.727	107	15.660	20.741	37
2014	15.882	17.511	4	17.189	18.991	30	17.727	19.633	94	20.741	22.983	31
2015	17.511	18.036	4	18.991	19.599	30	19.633	20.313	67	22.983	23.791	5
2016	18.036	16.707	4	19.599	18.192	25	20.313	18.902	50	23.791	22.149	1*
2017	16.707	20.979	4	18.192	22.889	19	18.902	23.842	36	22.149	27.951	1*
2018	20.979	19.887	4	22.889	21.740	10	23.842	22.702	36	27.951	26.628	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Value Series - Service Class
2009	7.763	8.953	17	9.146	10.568	208	10.018	11.606	574	10.810	12.529	42
2010	8.953	10.120	16	10.568	11.971	202	11.606	13.178	505	12.529	14.234	41
2011	10.120	10.838	7	11.971	12.846	218	13.178	14.177	573	14.234	15.320	40
2012	10.838	12.157	7	12.846	14.438	175	14.177	15.974	499	15.320	17.271	27
2013	12.157	15.894	7	14.438	18.913	180	15.974	20.978	566	17.271	22.692	32
2014	15.894	17.714	7	18.913	21.121	141	20.978	23.485	531	22.692	25.417	27
2015	17.714	17.252	3	21.121	20.611	110	23.485	22.976	404	25.417	24.878	23
2016	17.252	19.332	3	20.611	23.142	89	22.976	25.862	371	24.878	28.017	18
2017	19.332	21.514	3	23.142	25.806	53	25.862	28.911	321	28.017	31.336	11
2018	21.514	20.455	1*	25.806	24.585	41	28.911	27.613	268	31.336	29.943	9
Deutsche Equity 500 Index VIP(1)
2009	7.353	9.165	7	9.596	11.878	25	9.732	12.076	284	7.552	9.376	17
2010	9.165	10.287	6	11.878	13.360	26	12.076	13.617	266	9.376	10.578	15
2011	10.287	10.235	8	13.360	13.318	26	13.617	13.608	243	10.578	10.576	12
2012	10.235	11.579	7	13.318	15.097	24	13.608	15.465	149	10.576	12.026	14
2013	11.579	13.517	7	15.097	17.637	23	15.465	18.084	117	12.026	14.064	10
Deutsche Small Cap Index VIP(5)
2009	7.621	9.431	3	11.362	14.090	19	7.743	9.627	72	7.758	9.650	1*
2010	9.431	11.658	2	14.090	17.452	13	9.627	11.954	66	9.650	11.987	1*
2011	11.658	10.904	2	17.452	16.356	9	11.954	11.231	60	11.987	11.268	1*
2012	10.904	12.385	2	16.356	18.615	5	11.231	12.815	48	11.268	12.863	1*
2013	12.385	14.473	2	18.615	21.769	5	12.815	15.000	47	12.863	15.059	1*
DWS Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	10.828	11.477	1*	10.814	11.514	16	10.590	11.493	1*
2010	N/A	N/A	N/A	11.477	12.642	3	11.514	12.714	15	11.493	12.698	1*
2011	N/A	N/A	N/A	12.642	12.029	5	12.714	12.128	26	12.698	12.119	1*
2012	N/A	N/A	N/A	12.029	12.921	8	12.128	13.060	40	12.119	13.056	1*
2013	N/A	N/A	N/A	12.921	12.786	11	13.060	12.955	48	13.056	12.958	3
2014	N/A	N/A	N/A	12.786	12.964	10	12.955	13.169	35	12.958	13.178	2
2015	N/A	N/A	N/A	12.964	11.900	14	13.169	12.118	34	13.178	12.133	1*
2016	N/A	N/A	N/A	11.900	12.271	13	12.118	12.527	22	12.133	12.549	3
2017	N/A	N/A	N/A	12.271	12.897	12	12.527	13.199	19	12.549	13.227	1*
2018	N/A	N/A	N/A	12.897	11.482	13	13.199	11.781	13	13.227	11.812	1*
Fidelity VIP Overseas(6)
2009	8.700	10.764	13	11.366	14.090	54	11.575	14.385	202	13.692	17.025	6
2010	10.764	11.904	10	14.090	15.614	45	14.385	15.981	189	17.025	18.923	5
2011	11.904	9.645	9	15.614	12.676	50	15.981	13.006	192	18.923	15.409	5
2012	9.645	11.380	2	12.676	14.987	44	13.006	15.416	152	15.409	18.273	5
2013	11.380	12.683	2	14.987	16.716	47	15.416	17.210	157	18.273	20.403	5
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	7.907	10.500	182	11.242	14.958	1,083	11.447	15.268	2,486	11.447	15.276	242
2010	10.500	12.034	109	14.958	17.178	903	15.268	17.578	2,177	15.276	17.596	191
2011	12.034	11.467	105	17.178	16.402	789	17.578	16.826	1,925	17.596	16.851	157
2012	11.467	13.055	89	16.402	18.710	701	16.826	19.241	1,657	16.851	19.280	148
2013	13.055	16.757	77	18.710	24.064	639	19.241	24.809	1,419	19.280	24.872	131
2014	16.757	18.340	68	24.064	26.389	542	24.809	27.275	1251	24.872	27.357	126
2015	18.340	18.051	61	26.389	26.026	468	27.275	26.967	1082	27.357	27.062	89
2016	18.051	19.061	25	26.026	27.538	378	26.967	28.605	885	27.062	28.720	77
2017	19.061	22.717	24	27.538	32.885	308	28.605	34.245	718	28.720	34.396	63
2018	22.717	20.789	19	32.885	30.154	232	34.245	31.479	578	34.396	31.634	56
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.205	10.495	1*	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Growth Portfolio - Service Class 2
2009	7.098	8.903	10	6.736	8.467	172	7.554	9.518	224	8.825	11.125	18
2010	8.903	10.809	12	8.467	10.300	155	9.518	11.607	237	11.125	13.574	23
2011	10.809	10.591	14	10.300	10.113	159	11.607	11.425	274	13.574	13.368	24
2012	10.591	11.877	14	10.113	11.363	128	11.425	12.870	193	13.368	15.065	19
2013	11.877	15.833	13	11.363	15.178	125	12.870	17.234	152	15.065	20.184	18
2014	15.833	17.229	15	15.178	16.549	118	17.234	18.837	185	20.184	22.073	14
2015	17.229	18.053	10	16.549	17.376	99	18.837	19.828	152	22.073	23.246	13
2016	18.053	17.793	8	17.376	17.160	76	19.828	19.631	136	23.246	23.026	16
2017	17.793	23.513	8	17.160	22.722	69	19.631	26.058	133	23.026	30.575	18
2018	23.513	22.948	19	22.722	22.220	71	26.058	25.547	129	30.575	29.990	18
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	8.510	11.657	70	8.571	11.764	433	8.648	11.900	1,121	8.663	11.927	76
2010	11.657	14.691	25	11.764	14.856	393	11.900	15.064	1,177	11.927	15.106	75
2011	14.691	12.837	37	14.856	13.007	329	15.064	13.223	949	15.106	13.266	70
2012	12.837	14.416	24	13.007	14.636	292	13.223	14.915	825	13.266	14.972	60
2013	14.416	19.199	31	14.636	19.531	262	14.915	19.954	733	14.972	20.040	53
2014	19.199	19.954	28	19.531	20.340	217	19.954	20.832	659	20.040	20.932	45
2015	19.954	19.240	23	20.340	19.651	175	20.832	20.177	566	20.932	20.284	39
2016	19.240	21.108	19	19.651	21.602	148	20.177	22.236	487	20.284	22.365	34
2017	21.108	24.939	14	21.602	25.574	114	22.236	26.390	400	22.365	26.557	27
2018	24.939	20.834	12	25.574	21.407	84	26.390	22.146	310	26.557	22.297	22
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.470	11.573	8	N/A	N/A	N/A
2018	11.742	10.731	35	11.786	10.777	20	11.573	10.835	14	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2009	7.852	10.437	67	7.894	10.512	749	7.945	10.608	1,779	7.956	10.627	189
2010	10.437	11.527	82	10.512	11.634	446	10.608	11.768	1,596	10.627	11.795	153
2011	11.527	11.568	60	11.634	11.698	401	11.768	11.864	1,343	11.795	11.897	128
2012	11.568	12.773	49	11.698	12.943	355	11.864	13.159	1,196	11.897	13.203	116
2013	12.773	14.266	48	12.943	14.485	337	13.159	14.763	1,076	13.203	14.819	108
2014	14.266	14.629	21	14.485	14.883	277	14.763	15.207	938	14.819	15.273	95
2015	14.629	13.328	21	14.883	13.586	239	15.207	13.917	722	15.273	13.984	73
2016	13.328	14.896	5	13.586	15.215	182	13.917	15.624	596	13.984	15.707	55
2017	14.896	16.013	5	15.215	16.390	130	15.624	16.872	472	15.707	16.970	33
2018	16.013	15.020	5	16.390	15.404	98	16.872	15.898	368	16.970	15.998	31
Franklin Mutual Shares VIP Fund - Class 2
2009	7.029	8.685	41	7.066	8.748	399	7.112	8.827	1,094	7.122	8.843	75
2010	8.685	9.466	37	8.748	9.554	376	8.827	9.664	1,108	8.843	9.687	67
2011	9.466	9.182	38	9.554	9.286	358	9.664	9.416	925	9.687	9.443	56
2012	9.182	10.282	37	9.286	10.419	336	9.416	10.592	727	9.443	10.627	62
2013	10.282	12.927	37	10.419	13.126	254	10.592	13.377	584	10.627	13.428	54
2014	12.927	13.573	25	13.126	13.810	216	13.377	14.109	527	13.428	14.170	35
2015	13.573	12.648	8	13.810	12.894	194	14.109	13.206	385	14.170	13.270	32
2016	12.648	14.388	2	12.894	14.697	152	13.206	15.091	317	13.270	15.172	31
2017	14.388	15.280	1*	14.697	15.640	125	15.091	16.099	253	15.172	16.193	28
2018	15.280	13.620	1*	15.640	13.968	110	16.099	14.415	207	16.193	14.506	20
Franklin Small-Mid Cap Growth VIP Fund - Class 2(5)
2009	7.148	10.059	16	8.616	12.149	107	8.773	12.402	195	9.761	13.806	13
2010	10.059	12.584	13	12.149	15.229	146	12.402	15.584	193	13.806	17.358	9
2011	12.584	11.739	11	15.229	14.234	78	15.584	14.603	148	17.358	16.273	7
2012	11.739	12.755	11	14.234	15.498	64	14.603	15.939	126	16.273	17.771	6
2013	12.755	14.844	9	15.498	18.049	57	15.939	18.580	116	17.771	20.720	6
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	10.705	12.285	5	11.064	12.321	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.285	11.088	5	12.321	11.148	1*	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	22.983	22.268	1*	24.344	23.016	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	22.268	21.298	1*	23.016	22.069	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	21.298	20.772	1*	22.069	21.578	1*	25.192	24.348	1*
2017	N/A	N/A	N/A	20.772	25.039	1*	21.578	26.075	28	24.348	29.437	1*
2018	N/A	N/A	N/A	25.039	20.853	1*	26.075	21.770	27	29.437	24.589	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	9.728	9.880	5	9.816	9.908	45	10.000	9.916	19
2018	N/A	N/A	N/A	9.880	9.682	10	9.908	9.734	45	9.916	9.746	12
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.151	11.174	10	10.862	11.202	19	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.174	10.509	8	11.202	10.562	35	10.940	10.573	4
2016	N/A	N/A	N/A	10.509	12.121	4	10.562	12.212	17	10.573	12.231	11
2017	N/A	N/A	N/A	12.121	13.499	4	12.212	13.634	20	12.231	13.662	11
2018	N/A	N/A	N/A	13.499	11.820	4	13.634	11.968	11	13.662	11.998	11
LVIP American Global Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.351	11.007	3	12.366	11.049	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.007	13.201	3	11.049	13.284	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.201	16.686	1*	13.284	16.832	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.686	16.694	1*	16.832	16.883	6	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.694	17.474	3	16.883	17.716	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.474	17.203	6	17.716	17.485	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.203	22.133	5	17.485	22.552	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	22.133	19.696	5	22.552	20.119	4	N/A	N/A	N/A
LVIP American Global Small Capitalization Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.736	10.072	3	12.752	10.110	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.072	11.649	9	10.110	11.722	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.649	14.620	3	11.722	14.748	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.620	14.602	3	14.748	14.767	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.602	14.320	3	14.767	14.518	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.320	14.301	4	14.518	14.535	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.301	17.617	4	14.535	17.950	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	17.617	15.417	4	17.950	15.747	2	N/A	N/A	N/A
LVIP American Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.467	11.671	3	12.482	11.715	28	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.671	13.463	9	11.715	13.548	40	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.463	17.144	7	13.548	17.295	39	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.144	18.208	6	17.295	18.414	12	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.208	19.040	6	18.414	19.303	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.040	20.402	7	19.303	20.736	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	20.402	25.614	7	20.736	26.099	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	25.614	24.996	7	26.099	25.533	3	N/A	N/A	N/A
LVIP American Growth-Income Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.956	12.166	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.150	11.667	4	12.166	11.711	34	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.667	13.412	9	11.711	13.496	57	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.412	17.523	8	13.496	17.677	64	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.523	18.977	6	17.677	19.192	20	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.977	18.847	8	19.192	19.108	8	18.895	19.161	1*
2016	N/A	N/A	N/A	18.847	20.575	7	19.108	20.913	6	19.161	20.981	1*
2017	N/A	N/A	N/A	20.575	24.646	7	20.913	25.112	5	20.981	25.206	1*
2018	N/A	N/A	N/A	24.646	23.686	7	25.112	24.195	5	25.206	24.295	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP American International Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	12.092	12.259	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.244	10.303	4	12.259	10.341	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.303	11.885	7	10.341	11.959	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.885	14.142	4	11.959	14.266	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.142	13.473	4	14.266	13.625	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.473	12.592	4	13.625	12.767	2	13.328	12.802	1*
2016	N/A	N/A	N/A	12.592	12.757	4	12.767	12.966	1*	12.802	13.009	1*
2017	N/A	N/A	N/A	12.757	16.495	4	12.966	16.807	1*	13.009	16.871	1*
2018	N/A	N/A	N/A	16.495	14.014	4	16.807	14.315	1*	16.871	14.376	1*
LVIP Baron Growth Opportunities Fund - Service Class
2009	6.406	8.686	4	6.440	8.749	121	6.482	8.829	302	6.491	8.845	26
2010	8.686	10.761	4	8.749	10.861	110	8.829	10.987	314	8.845	11.012	26
2011	10.761	10.972	4	10.861	11.096	101	10.987	11.253	261	11.012	11.285	23
2012	10.972	12.717	4	11.096	12.886	89	11.253	13.101	213	11.285	13.145	20
2013	12.717	17.459	4	12.886	17.727	84	13.101	18.068	274	13.145	18.137	18
2014	17.459	17.944	3	17.727	18.256	74	18.068	18.654	211	18.137	18.734	14
2015	17.944	16.750	3	18.256	17.075	68	18.654	17.491	180	18.734	17.575	13
2016	16.750	17.333	1*	17.075	17.705	53	17.491	18.181	151	17.575	18.278	8
2017	17.333	21.618	1*	17.705	22.125	36	18.181	22.777	129	18.278	22.904	5
2018	21.618	20.355	4	22.125	20.875	37	22.777	21.545	108	22.904	21.675	7
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2009	6.995	8.434	6	7.046	8.511	72	7.109	8.609	179	7.122	8.629	23
2010	8.434	9.725	4	8.511	9.834	75	8.609	9.972	176	8.629	10.000	23
2011	9.725	9.264	4	9.834	9.387	58	9.972	9.542	163	10.000	9.574	23
2012	9.264	10.596	4	9.387	10.758	87	9.542	10.963	116	9.574	11.005	29
2013	10.596	12.247	5	10.758	12.459	76	10.963	12.729	140	11.005	12.784	15
2014	12.247	12.392	5	12.459	12.632	48	12.729	12.938	171	12.784	13.000	14
2015	12.392	11.528	1*	12.632	11.775	44	12.938	12.090	162	13.000	12.154	13
2016	11.528	12.619	1*	11.775	12.915	39	12.090	13.294	107	12.154	13.371	10
2017	12.619	14.366	1*	12.915	14.732	40	13.294	15.203	105	13.371	15.297	10
2018	14.366	12.936	1*	14.732	13.292	30	15.203	13.751	81	15.297	13.843	8
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	10.760	10.965	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.965	9.894	5	10.640	9.927	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.894	9.219	5	9.927	9.273	12	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.219	7.676	14	9.273	7.741	42	N/A	N/A	N/A
2016	N/A	N/A	N/A	7.676	8.052	3	7.741	8.138	22	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	10.156	10.395	50	9.771	10.411	19	10.170	10.414	12
2014	N/A	N/A	N/A	10.395	10.153	47	10.411	10.194	35	10.414	10.203	12
2015	N/A	N/A	N/A	10.153	9.507	46	10.194	9.570	27	10.203	9.583	12
2016	N/A	N/A	N/A	9.507	9.571	36	9.570	9.658	21	9.583	9.676	12
2017	N/A	N/A	N/A	9.571	10.604	26	9.658	10.728	26	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.728	9.764	22	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.264	10.138	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.138	11.374	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.374	10.825	2	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	10.042	10.074	1*	N/A	N/A	N/A	10.320	10.102	40	N/A	N/A	N/A
2011	10.074	11.047	19	10.086	11.083	87	10.102	11.128	347	10.105	11.137	83
2012	11.047	11.505	19	11.083	11.565	102	11.128	11.641	384	11.137	11.657	51
2013	11.505	10.311	41	11.565	10.385	427	11.641	10.480	1,337	11.657	10.499	146
2014	10.311	10.398	31	10.385	10.494	400	10.480	10.616	1233	10.499	10.641	138
2015	10.398	9.884	19	10.494	9.996	335	10.616	10.138	996	10.641	10.166	80
2016	9.884	10.011	18	9.996	10.144	290	10.138	10.314	857	10.166	10.348	73
2017	10.011	10.002	18	10.144	10.156	271	10.314	10.351	793	10.348	10.391	78
2018	10.002	9.807	14	10.156	9.977	192	10.351	10.195	688	10.391	10.239	56
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	13.036	12.398	1*	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(11)
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.222	8.993	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.993	9.391	1*	N/A	N/A	N/A
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	9.869	10.407	1*	10.085	10.433	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.407	9.788	3	10.433	9.837	37	10.267	9.847	3
2016	N/A	N/A	N/A	9.788	10.445	2	9.837	10.524	8	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.445	12.373	2	10.524	12.498	17	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.373	11.770	2	12.498	11.919	5	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2009	7.627	10.330	32	9.423	12.788	98	7.751	10.545	238	7.765	10.570	58
2010	10.330	11.247	2	12.788	13.951	106	10.545	11.533	181	10.570	11.566	29
2011	11.247	10.371	3	13.951	12.890	83	11.533	10.682	137	11.566	10.718	25
2012	10.371	11.802	3	12.890	14.698	60	10.682	12.212	121	10.718	12.259	28
2013	11.802	14.482	2	14.698	18.072	53	12.212	15.052	108	12.259	15.118	18
2014	14.482	14.917	2	18.072	18.652	45	15.052	15.575	104	15.118	15.650	19
2015	14.917	14.781	1*	18.652	18.519	41	15.575	15.502	100	15.650	15.585	21
2016	14.781	14.262	1*	18.519	17.905	40	15.502	15.026	70	15.585	15.114	17
2017	14.262	17.589	1*	17.905	22.126	32	15.026	18.614	51	15.114	18.732	15
2018	17.589	16.457	1*	22.126	20.742	24	18.614	17.494	60	18.732	17.614	15
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2009	5.413	7.856	1*	5.376	7.818	36	5.398	7.869	88	5.403	7.879	20
2010	7.856	9.774	2	7.818	9.747	108	7.869	9.835	131	7.879	9.853	18
2011	9.774	8.831	13	9.747	8.823	41	9.835	8.926	86	9.853	8.946	18
2012	8.831	9.194	2	8.823	9.204	29	8.926	9.335	70	8.946	9.361	18
2013	9.194	11.222	2	9.204	11.257	25	9.335	11.445	66	9.361	11.483	13
2014	11.222	10.169	2	11.257	10.222	31	11.445	10.419	65	11.483	10.458	12
2015	10.169	9.525	1*	10.222	9.594	27	10.419	9.803	62	10.458	9.845	20
2016	9.525	9.524	1*	9.594	9.611	26	9.803	9.845	44	9.845	9.893	20
2017	9.524	11.692	1*	9.611	11.823	26	9.845	12.141	29	9.893	12.206	18
2018	11.692	11.475	1*	11.823	11.627	15	12.141	11.970	15	12.206	12.040	16
LVIP Clarion Global Real Estate Fund - Service Class
2009	4.648	6.264	16	4.663	6.297	119	4.682	6.338	486	4.686	6.346	43
2010	6.264	7.224	13	6.297	7.277	111	6.338	7.343	496	6.346	7.356	42
2011	7.224	6.450	13	7.277	6.510	94	7.343	6.586	469	7.356	6.601	37
2012	6.450	7.865	12	6.510	7.954	81	6.586	8.066	441	6.601	8.089	33
2013	7.865	7.944	13	7.954	8.049	79	8.066	8.184	445	8.089	8.211	43
2014	7.944	8.845	14	8.049	8.981	64	8.184	9.154	386	8.211	9.189	41
2015	8.845	8.543	13	8.981	8.691	52	9.154	8.881	348	9.189	8.919	36
2016	8.543	8.452	10	8.691	8.617	40	8.881	8.826	274	8.919	8.869	31
2017	8.452	9.162	10	8.617	9.359	34	8.826	9.611	232	8.869	9.656	29
2018	9.162	8.211	7	9.359	8.404	30	9.611	8.652	210	9.656	8.697	18
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.458	9.249	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.249	9.418	11	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.418	10.908	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.908	10.110	8	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2009	9.869	11.461	120	10.451	12.161	993	10.029	11.699	2,679	10.047	11.726	305
2010	11.461	12.146	114	12.161	12.914	936	11.699	12.454	2,379	11.726	12.489	330
2011	12.146	12.770	101	12.914	13.604	806	12.454	13.153	2,106	12.489	13.196	232
2012	12.770	13.298	80	13.604	14.195	778	13.153	13.758	2,133	13.196	13.810	236
2013	13.298	12.690	79	14.195	13.573	705	13.758	13.188	1,665	13.810	13.245	210
2014	12.690	13.135	30	13.573	14.078	631	13.188	13.713	1546	13.245	13.779	194
2015	13.135	12.880	28	14.078	13.832	564	13.713	13.507	1450	13.779	13.579	163
2016	12.880	12.924	9	13.832	13.906	474	13.507	13.614	1073	13.579	13.693	139
2017	12.924	13.175	8	13.906	14.205	395	13.614	13.942	1082	13.693	14.029	149
2018	13.175	12.762	7	14.205	13.788	327	13.942	13.565	972	14.029	13.658	119

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	10.030	10.028	1*	10.049	10.043	6	10.051	10.046	6
2011	10.015	9.769	5	10.028	9.801	15	10.043	9.841	139	10.046	9.849	7
2012	9.769	9.955	46	9.801	10.007	40	9.841	10.073	79	9.849	10.086	8
2013	9.955	9.807	22	10.007	9.878	136	10.073	9.968	424	10.086	9.986	54
2014	9.807	9.648	25	9.878	9.737	105	9.968	9.851	324	9.986	9.873	60
2015	9.648	9.365	15	9.737	9.471	70	9.851	9.605	188	9.873	9.632	65
2016	9.365	9.363	15	9.471	9.488	71	9.605	9.647	155	9.632	9.679	64
2017	9.363	9.387	4	9.488	9.531	67	9.647	9.715	165	9.679	9.751	63
2018	N/A	N/A	N/A	9.531	9.363	64	9.715	9.567	180	9.751	9.608	26
LVIP Delaware Social Awareness Fund - Service Class
2009	7.610	9.663	33	10.576	13.456	63	7.734	9.864	124	7.747	9.887	18
2010	9.663	10.531	30	13.456	14.694	51	9.864	10.798	90	9.887	10.829	18
2011	10.531	10.352	29	14.694	14.473	45	10.798	10.663	67	10.829	10.698	14
2012	10.352	11.657	14	14.473	16.330	46	10.663	12.061	56	10.698	12.107	13
2013	11.657	15.450	12	16.330	21.687	50	12.061	16.058	85	12.107	16.127	11
2014	15.450	17.385	5	21.687	24.452	43	16.058	18.150	81	16.127	18.237	12
2015	17.385	16.869	5	24.452	23.774	37	18.150	17.691	65	18.237	17.785	12
2016	16.869	17.571	5	23.774	24.813	31	17.691	18.510	57	17.785	18.618	11
2017	17.571	20.629	5	24.813	29.189	26	18.510	21.829	50	18.618	21.967	9
2018	20.629	19.231	5	29.189	27.266	18	21.829	20.442	39	21.967	20.581	9
LVIP Delaware Special Opportunities Fund - Service Class
2009	5.644	7.191	2	5.663	7.230	25	5.686	7.277	39	5.690	7.287	8
2010	7.191	9.176	4	7.230	9.244	28	7.277	9.328	123	7.287	9.345	10
2011	9.176	8.497	4	9.244	8.577	30	9.328	8.676	81	9.345	8.696	8
2012	8.497	9.539	4	8.577	9.648	28	8.676	9.784	63	8.696	9.812	7
2013	9.539	12.466	3	9.648	12.633	23	9.784	12.844	66	9.812	12.886	6
2014	12.466	13.105	3	12.633	13.308	30	12.844	13.564	57	12.886	13.615	7
2015	13.105	12.835	3	13.308	13.059	28	13.564	13.343	36	13.615	13.401	6
2016	12.835	15.094	3	13.059	15.389	21	13.343	15.763	40	13.401	15.839	5
2017	15.094	17.362	3	15.389	17.736	17	15.763	18.213	40	15.839	18.310	6
2018	17.362	14.457	5	17.736	14.799	18	18.213	15.235	26	18.310	15.324	5
LVIP Delaware Wealth Builder Fund - Service Class(7)
2009	8.027	10.359	9	10.090	13.047	84	8.157	10.574	151	8.171	10.598	22
2010	10.359	11.393	9	13.047	14.378	45	10.574	11.682	137	10.598	11.715	13
2011	11.393	10.914	8	14.378	13.801	39	11.682	11.241	124	11.715	11.278	11
2012	10.914	12.090	8	13.801	15.319	35	11.241	12.509	113	11.278	12.556	8
2013	12.090	14.213	8	15.319	18.045	33	12.509	14.772	89	12.556	14.835	8
2014	14.213	14.500	7	18.045	18.446	30	14.772	15.138	58	14.835	15.210	8
2015	14.500	13.988	6	18.446	17.831	23	15.138	14.670	55	15.210	14.747	7
2016	13.988	14.446	3	17.831	18.451	18	14.670	15.218	53	14.747	15.306	6
2017	14.446	15.861	2	18.451	20.299	15	15.218	16.784	48	15.306	16.889	6
2018	15.861	14.697	2	20.299	18.848	12	16.784	15.623	44	16.889	15.729	6
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.073	8.973	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.973	9.209	8	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.448	11.440	8	9.209	11.517	8	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.440	9.241	13	11.517	9.326	25	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	8.748	8.279	3	10.153	8.290	8	9.630	8.303	12	N/A	N/A	N/A
2012	8.279	9.615	3	8.290	9.646	18	8.303	9.685	19	9.067	9.693	1*
2013	9.615	10.822	3	9.646	10.879	32	9.685	10.951	69	9.693	10.966	1*
2014	10.822	9.787	3	10.879	9.859	22	10.951	9.949	60	10.966	9.967	1*
2015	9.787	9.190	3	9.859	9.275	22	9.949	9.383	98	9.967	9.405	1*
2016	9.190	9.163	3	9.275	9.266	8	9.383	9.398	64	9.405	9.424	1*
2017	9.163	11.302	3	9.266	11.453	15	9.398	11.645	68	9.424	11.679	9
2018	N/A	N/A	N/A	11.453	9.417	6	11.645	9.598	63	11.679	9.631	9

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2009	N/A	N/A	N/A	7.450	9.091	65	7.517	9.195	259	7.530	9.216	16
2010	N/A	N/A	N/A	9.091	10.049	61	9.195	10.189	265	9.216	10.218	13
2011	N/A	N/A	N/A	10.049	9.952	52	10.189	10.117	220	10.218	10.150	12
2012	N/A	N/A	N/A	9.952	11.233	41	10.117	11.447	193	10.150	11.491	6
2013	N/A	N/A	N/A	11.233	14.651	40	11.447	14.968	185	11.491	15.032	2
2014	N/A	N/A	N/A	14.651	16.228	34	14.968	16.621	153	15.032	16.701	5
2015	N/A	N/A	N/A	16.228	15.565	26	16.621	15.982	124	16.701	16.067	4
2016	N/A	N/A	N/A	15.565	17.429	16	15.982	17.941	104	16.067	18.045	3
2017	N/A	N/A	N/A	17.429	20.620	15	17.941	21.278	91	18.045	21.414	3
2018	N/A	N/A	N/A	20.620	18.712	17	21.278	19.358	78	21.414	19.489	3
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.533	10.741	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.738	12.397	11	10.741	12.480	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.397	10.976	11	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	8.686	9.332	6	10.158	9.344	14	8.712	9.359	9	N/A	N/A	N/A
2012	9.332	10.713	6	9.344	10.748	20	9.359	10.792	15	10.289	10.801	1*
2013	10.713	13.531	5	10.748	13.602	23	10.792	13.692	91	10.801	13.710	6
2014	13.531	13.851	6	13.602	13.952	29	13.692	14.079	54	13.710	14.105	6
2015	13.851	12.512	6	13.952	12.628	32	14.079	12.775	70	14.105	12.805	11
2016	12.512	13.596	6	12.628	13.750	12	12.775	13.945	42	12.805	13.984	8
2017	13.596	15.842	5	13.750	16.053	9	13.945	16.321	37	13.984	16.365	5
2018	N/A	N/A	N/A	16.053	14.502	3	16.321	14.781	29	16.365	14.828	6
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	10.193	10.318	88	10.036	10.331	14	9.999	10.347	39	10.215	10.350	3
2012	10.318	10.466	2	10.331	10.500	57	10.347	10.543	117	10.350	10.551	5
2013	10.466	9.950	1*	10.500	10.003	50	10.543	10.068	98	10.551	10.082	16
2014	9.950	10.182	1*	10.003	10.256	60	10.068	10.349	108	10.082	10.368	20
2015	10.182	9.986	1*	10.256	10.079	52	10.349	10.196	260	10.368	10.220	30
2016	9.986	9.969	6	10.079	10.082	33	10.196	10.224	199	10.220	10.253	30
2017	N/A	N/A	N/A	10.082	10.168	31	10.224	10.338	167	10.253	10.368	16
2018	N/A	N/A	N/A	10.168	9.947	23	10.338	10.139	151	10.368	10.173	12
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.107	11.058	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.161	11.474	2	11.058	11.521	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.474	10.689	2	11.521	10.760	6	11.324	10.774	3
2016	N/A	N/A	N/A	10.689	11.151	2	10.760	11.253	6	10.774	11.273	3
2017	N/A	N/A	N/A	11.151	12.992	2	11.253	13.143	4	11.273	13.174	3
2018	N/A	N/A	N/A	12.992	11.971	3	13.143	12.141	11	13.174	12.175	3
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2009	5.948	7.451	10	5.967	7.490	144	5.991	7.539	578	5.996	7.549	42
2010	7.451	7.764	10	7.490	7.820	126	7.539	7.891	592	7.549	7.905	35
2011	7.764	7.356	10	7.820	7.424	122	7.891	7.510	505	7.905	7.528	20
2012	7.356	8.718	9	7.424	8.816	108	7.510	8.941	375	7.528	8.966	29
2013	8.718	10.223	8	8.816	10.359	88	8.941	10.532	349	8.966	10.567	29
2014	10.223	9.797	8	10.359	9.947	80	10.532	10.138	315	10.567	10.177	23
2015	9.797	8.810	8	9.947	8.963	72	10.138	9.158	247	10.177	9.198	22
2016	8.810	8.822	5	8.963	8.994	53	9.158	9.212	237	9.198	9.257	22
2017	8.822	10.472	5	8.994	10.697	40	9.212	10.985	160	9.257	11.035	20
2018	10.472	9.304	5	10.697	9.522	37	10.985	9.803	119	11.035	9.852	19
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.695	10.989	9	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.989	10.403	9	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.983	10.273	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.388	9.256	1*	10.273	9.303	31	10.310	9.312	2
2016	N/A	N/A	N/A	9.256	10.087	1*	9.303	10.163	9	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.087	10.979	1*	10.163	11.089	17	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.979	10.049	1*	11.089	10.175	3	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2009	9.191	11.220	60	9.257	11.323	652	9.340	11.453	1,689	9.356	11.479	99
2010	11.220	12.123	288	11.323	12.259	551	11.453	12.431	1,640	11.479	12.465	102
2011	12.123	12.290	276	12.259	12.453	590	12.431	12.659	1,392	12.465	12.701	101
2012	12.290	13.192	273	12.453	13.393	604	12.659	13.649	1,619	12.701	13.700	84
2013	13.192	14.155	122	13.393	14.400	521	13.649	14.712	1,360	13.700	14.775	115
2014	14.155	14.628	140	14.400	14.911	503	14.712	15.272	1207	14.775	15.345	99
2015	14.628	14.019	129	14.911	14.318	460	15.272	14.702	880	15.345	14.779	97
2016	14.019	14.394	103	14.318	14.731	407	14.702	15.163	770	14.779	15.251	67
2017	14.394	15.551	92	14.731	15.947	213	15.163	16.456	515	15.251	16.560	46
2018	15.551	14.528	5	15.947	14.928	215	16.456	15.443	431	16.560	15.548	40
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2009	8.288	10.457	25	8.348	10.553	1,619	8.423	10.674	3,960	8.438	10.699	360
2010	10.457	11.524	23	10.553	11.653	1,433	10.674	11.816	3,443	10.699	11.849	315
2011	11.524	11.267	23	11.653	11.417	1,339	11.816	11.606	3,293	11.849	11.644	289
2012	11.267	12.025	28	11.417	12.208	1,254	11.606	12.442	2,712	11.644	12.489	196
2013	12.025	13.350	222	12.208	13.581	1,089	12.442	13.875	2,610	12.489	13.935	220
2014	13.350	13.505	202	13.581	13.766	1053	13.875	14.100	2207	13.935	14.167	197
2015	13.505	12.717	6	13.766	12.989	959	14.100	13.337	1805	14.167	13.408	163
2016	12.717	13.025	6	12.989	13.330	880	13.337	13.721	1424	13.408	13.801	153
2017	13.025	14.726	6	13.330	15.101	805	13.721	15.583	932	13.801	15.678	103
2018	14.726	13.488	6	15.101	13.859	564	15.583	14.337	718	15.678	14.432	99
LVIP Global Income Fund - Service Class
2009	N/A	N/A	N/A	10.112	10.661	4	10.103	10.673	40	10.444	10.682	3
2010	10.649	11.421	1*	10.661	11.457	34	10.673	11.498	105	10.682	11.514	3
2011	11.421	11.287	6	11.457	11.346	36	11.498	11.415	160	11.514	11.436	14
2012	11.287	11.885	5	11.346	11.971	41	11.415	12.074	152	11.436	12.103	16
2013	11.885	11.293	1*	11.971	11.398	51	12.074	11.524	173	12.103	11.557	6
2014	11.293	11.256	1*	11.398	11.383	37	11.524	11.538	175	11.557	11.577	15
2015	11.256	10.783	1*	11.383	10.926	20	11.538	11.103	183	11.577	11.146	13
2016	N/A	N/A	N/A	10.926	10.759	18	11.103	10.961	148	11.146	11.008	6
2017	N/A	N/A	N/A	10.759	11.073	20	10.961	11.309	165	11.008	11.362	3
2018	N/A	N/A	N/A	11.073	11.055	15	11.309	11.319	174	11.362	11.377	3
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2009	8.774	10.985	190	8.837	11.085	1,544	8.916	11.213	6,456	8.932	11.238	285
2010	10.985	12.025	98	11.085	12.159	1,346	11.213	12.330	5,783	11.238	12.364	171
2011	12.025	11.894	85	12.159	12.052	1,151	12.330	12.251	5,027	12.364	12.291	199
2012	11.894	12.745	79	12.052	12.940	1,085	12.251	13.187	4,548	12.291	13.237	227
2013	12.745	13.940	39	12.940	14.181	922	13.187	14.488	3,943	13.237	14.550	191
2014	13.940	14.194	23	14.181	14.469	841	14.488	14.819	3421	14.550	14.890	110
2015	14.194	13.410	23	14.469	13.697	757	14.819	14.063	2748	14.890	14.138	88
2016	13.410	13.680	22	13.697	14.001	641	14.063	14.411	2210	14.138	14.495	70
2017	13.680	15.292	23	14.001	15.681	545	14.411	16.182	1281	14.495	16.282	40
2018	15.292	14.139	22	15.681	14.528	461	16.182	15.029	980	16.282	15.130	35
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	10.412	10.840	2	10.320	10.872	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.840	10.152	2	10.872	10.207	1*	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2009	10.568	10.368	45	10.430	10.252	542	10.739	10.583	1,923	10.758	10.607	430
2010	10.368	10.167	54	10.252	10.074	497	10.583	10.425	1,191	10.607	10.453	348
2011	10.167	9.968	87	10.074	9.897	335	10.425	10.267	1,034	10.453	10.301	117
2012	9.968	9.773	84	9.897	9.723	505	10.267	10.112	1,296	10.301	10.150	88
2013	9.773	9.582	66	9.723	9.552	356	10.112	9.959	1,067	10.150	10.001	64
2014	9.582	9.395	47	9.552	9.384	395	9.959	9.808	1086	10.001	9.855	102
2015	9.395	9.211	18	9.384	9.219	267	9.808	9.660	1040	9.855	9.710	96
2016	9.211	9.031	9	9.219	9.056	189	9.660	9.514	792	9.710	9.568	38
2017	9.031	8.868	9	9.056	8.911	162	9.514	9.384	490	9.568	9.443	79
2018	8.868	8.792	10	8.911	8.852	201	9.384	9.345	580	9.443	9.408	67

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.081	9.579	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.579	10.446	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.446	11.390	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	9.923	10.262	3	10.047	10.287	20	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.262	9.181	3	10.287	9.227	3	10.062	9.237	3
2016	N/A	N/A	N/A	9.181	9.546	2	9.227	9.617	3	9.237	9.632	3
2017	N/A	N/A	N/A	9.546	11.032	2	9.617	11.142	2	9.632	11.165	3
2018	N/A	N/A	N/A	11.032	9.812	2	11.142	9.935	2	11.165	9.960	3
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.722	10.809	5	N/A	N/A	N/A
2011	10.778	10.833	4	10.792	10.868	299	10.809	10.912	318	10.812	10.921	7
2012	10.833	12.172	3	10.868	12.236	140	10.912	12.316	300	10.921	12.332	8
2013	12.172	12.683	2	12.236	12.775	70	12.316	12.891	194	12.332	12.914	18
2014	12.683	12.753	2	12.775	12.871	35	12.891	13.021	187	12.914	13.051	20
2015	12.753	11.978	2	12.871	12.114	35	13.021	12.285	98	13.051	12.320	7
2016	11.978	13.265	2	12.114	13.442	36	12.285	13.666	104	12.320	13.711	6
2017	13.265	13.849	2	13.442	14.061	23	13.666	14.332	88	13.711	14.387	5
2018	13.849	13.154	2	14.061	13.383	21	14.332	13.674	87	14.387	13.734	4
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2009	6.027	7.346	2	6.046	7.385	11	6.071	7.433	26	6.076	7.443	3
2010	7.346	8.961	3	7.385	9.027	21	7.433	9.109	51	7.443	9.125	3
2011	8.961	8.608	3	9.027	8.688	22	9.109	8.789	62	9.125	8.809	21
2012	8.608	9.574	3	8.688	9.682	22	8.789	9.819	40	8.809	9.846	19
2013	9.574	11.623	3	9.682	11.778	30	9.819	11.975	33	9.846	12.015	16
2014	11.623	12.287	3	11.778	12.476	27	11.975	12.716	50	12.015	12.765	15
2015	12.287	11.085	2	12.476	11.278	24	12.716	11.523	66	12.765	11.573	6
2016	11.085	11.922	2	11.278	12.153	27	11.523	12.449	27	11.573	12.509	3
2017	11.922	13.369	2	12.153	13.656	24	12.449	14.024	21	12.509	14.096	3
2018	13.369	11.529	1*	13.656	11.800	21	14.024	12.148	20	14.096	12.217	4
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	9.956	10.036	16	9.826	10.052	26	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.036	9.133	21	10.052	9.171	31	10.057	9.179	1*
2015	N/A	N/A	N/A	9.133	8.959	33	9.171	9.018	64	9.179	9.030	4
2016	N/A	N/A	N/A	8.959	8.662	18	9.018	8.742	15	9.030	8.758	1*
2017	N/A	N/A	N/A	8.662	10.942	23	8.742	11.070	15	8.758	11.096	3
2018	N/A	N/A	N/A	10.942	9.839	21	11.070	9.978	30	11.096	10.007	4
LVIP MFS International Growth Fund - Service Class
2009	5.552	7.375	31	5.570	7.413	102	5.593	7.462	269	5.597	7.472	48
2010	7.375	8.156	4	7.413	8.215	186	7.462	8.290	262	7.472	8.305	36
2011	8.156	7.187	4	8.215	7.253	102	8.290	7.338	147	8.305	7.354	27
2012	7.187	8.391	4	7.253	8.485	77	7.338	8.605	138	7.354	8.630	21
2013	8.391	9.320	4	8.485	9.444	83	8.605	9.602	146	8.630	9.634	33
2014	9.320	8.652	4	9.444	8.785	84	9.602	8.954	137	9.634	8.988	29
2015	8.652	8.570	4	8.785	8.718	63	8.954	8.908	104	8.988	8.947	26
2016	8.570	8.518	4	8.718	8.683	67	8.908	8.895	108	8.947	8.938	18
2017	8.518	10.982	3	8.683	11.218	62	8.895	11.520	106	8.938	11.576	14
2018	10.982	9.854	2	11.218	10.085	52	11.520	10.383	105	11.576	10.438	15

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS Value Fund - Service Class
2009	6.412	7.584	27	6.433	7.624	132	6.459	7.674	318	6.464	7.684	67
2010	7.584	8.275	36	7.624	8.335	149	7.674	8.411	328	7.684	8.426	70
2011	8.275	8.083	53	8.335	8.157	130	8.411	8.252	271	8.426	8.271	49
2012	8.083	9.194	49	8.157	9.297	92	8.252	9.429	201	8.271	9.455	44
2013	9.194	12.222	49	9.297	12.384	107	9.429	12.591	307	9.455	12.633	49
2014	12.222	13.205	48	12.384	13.408	86	12.591	13.666	248	12.633	13.718	40
2015	13.205	12.841	3	13.408	13.064	70	13.666	13.349	188	13.718	13.407	39
2016	12.841	14.322	3	13.064	14.599	78	13.349	14.955	197	13.407	15.027	39
2017	14.322	16.471	3	14.599	16.825	63	14.955	17.277	162	15.027	17.369	33
2018	16.471	14.495	1*	16.825	14.835	53	17.277	15.273	120	17.369	15.361	28
LVIP Mondrian International Value Fund - Service Class
2009	9.505	11.266	25	14.795	17.571	77	9.659	11.500	416	9.676	11.526	38
2010	11.266	11.287	18	17.571	17.640	71	11.500	11.573	383	11.526	11.606	26
2011	11.287	10.570	18	17.640	16.553	65	11.573	10.888	361	11.606	10.924	22
2012	10.570	11.329	3	16.553	17.776	60	10.888	11.721	311	10.924	11.766	22
2013	11.329	13.499	8	17.776	21.224	102	11.721	14.030	526	11.766	14.090	43
2014	13.499	12.865	7	21.224	20.268	89	14.030	13.432	506	14.090	13.496	42
2015	12.865	12.104	4	20.268	19.107	80	13.432	12.694	435	13.496	12.761	41
2016	12.104	12.311	3	19.107	19.472	57	12.694	12.969	362	12.761	13.044	32
2017	12.311	14.606	3	19.472	23.149	41	12.969	15.456	297	13.044	15.554	28
2018	14.606	12.641	1*	23.149	20.075	31	15.456	13.437	268	15.554	13.529	27
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	8.933	8.933	1*	9.306	8.970	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.970	9.321	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.321	11.030	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.030	9.931	4	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	9.971	9.874	12	9.977	9.887	12	9.983	9.903	19	N/A	N/A	N/A
2015	9.874	9.816	17	9.887	9.848	44	9.903	9.888	443	9.969	9.897	4
2016	9.816	9.850	6	9.848	9.902	90	9.888	9.967	239	9.897	9.981	1*
2017	9.850	9.793	9	9.902	9.864	80	9.967	9.954	112	9.981	9.971	1*
2018	9.793	9.686	18	9.864	9.776	95	9.954	9.890	117	9.971	9.911	9
LVIP SSGA Bond Index Fund - Service Class
2009	10.438	10.667	44	10.448	10.699	537	10.462	10.740	1,647	10.465	10.748	131
2010	10.667	11.052	35	10.699	11.108	588	10.740	11.178	1,793	10.748	11.192	99
2011	11.052	11.606	21	11.108	11.688	564	11.178	11.791	1,572	11.192	11.812	97
2012	11.606	11.786	21	11.688	11.893	617	11.791	12.028	1,511	11.812	12.055	89
2013	11.786	11.227	23	11.893	11.352	523	12.028	11.510	1,505	12.055	11.542	76
2014	11.227	11.609	24	11.352	11.761	482	11.510	11.954	1422	11.542	11.993	53
2015	11.609	11.379	28	11.761	11.551	448	11.954	11.771	1389	11.993	11.815	40
2016	11.379	11.381	28	11.551	11.576	413	11.771	11.825	1445	11.815	11.876	47
2017	11.381	11.481	28	11.576	11.702	368	11.825	11.984	1298	11.876	12.038	67
2018	11.481	11.189	15	11.702	11.427	290	11.984	11.731	1026	12.038	11.790	23
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.443	10.534	28	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.534	11.286	37	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.286	11.839	32	11.565	11.859	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.839	12.177	33	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.177	11.847	58	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.860	12.024	11	11.847	12.218	32	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.024	13.042	11	12.218	13.286	39	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.042	12.223	9	13.286	12.483	29	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.385	10.459	28	10.396	10.496	56	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.459	11.103	28	10.496	11.171	137	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.103	11.647	31	11.171	11.747	94	11.389	11.767	3
2014	11.461	11.937	3	11.647	12.043	30	11.747	12.176	90	11.767	12.203	3
2015	11.937	11.454	3	12.043	11.579	30	12.176	11.737	78	12.203	11.769	109
2016	11.454	11.965	25	11.579	12.120	26	11.737	12.316	92	11.769	12.355	107
2017	11.965	12.834	25	12.120	13.026	61	12.316	13.270	99	12.355	13.315	103
2018	12.834	11.919	23	13.026	12.122	59	13.270	12.379	46	13.315	12.427	91
LVIP SSGA Developed International 150 Fund - Service Class
2009	6.247	8.838	8	6.254	8.865	106	6.262	8.898	297	6.263	8.905	36
2010	8.838	9.269	15	8.865	9.316	124	8.898	9.375	321	8.905	9.387	26
2011	9.269	7.963	16	9.316	8.019	131	9.375	8.090	302	9.387	8.104	15
2012	7.963	8.848	17	8.019	8.929	122	8.090	9.030	292	8.104	9.051	14
2013	8.848	10.409	16	8.929	10.524	117	9.030	10.671	259	9.051	10.700	11
2014	10.409	10.269	16	10.524	10.403	122	10.671	10.574	260	10.700	10.609	7
2015	10.269	9.609	16	10.403	9.755	121	10.574	9.940	238	10.609	9.977	10
2016	9.609	10.310	17	9.755	10.487	110	9.940	10.713	251	9.977	10.759	6
2017	10.310	12.456	14	10.487	12.696	81	10.713	13.002	218	10.759	13.055	3
2018	12.456	10.324	10	12.696	10.543	75	13.002	10.825	192	13.055	10.875	3
LVIP SSGA Emerging Markets 100 Fund - Service Class
2009	6.039	11.216	15	6.046	11.250	226	6.053	11.293	359	6.055	11.302	55
2010	11.216	14.012	5	11.250	14.082	160	11.293	14.169	307	11.302	14.189	46
2011	14.012	11.653	7	14.082	11.735	136	14.169	11.837	275	14.189	11.860	37
2012	11.653	12.836	11	11.735	12.953	108	11.837	13.098	264	11.860	13.130	20
2013	12.836	12.195	11	12.953	12.330	104	13.098	12.500	259	13.130	12.537	15
2014	12.195	11.522	12	12.330	11.673	106	12.500	11.863	232	12.537	11.904	13
2015	11.522	9.345	12	11.673	9.487	110	11.863	9.665	247	11.904	9.704	11
2016	9.345	10.549	12	9.487	10.730	98	9.665	10.959	241	9.704	11.008	6
2017	10.549	12.771	11	10.730	13.016	74	10.959	13.328	215	11.008	13.384	4
2018	12.771	10.949	8	13.016	11.181	67	13.328	11.477	214	13.384	11.532	2
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2009	N/A	N/A	N/A	7.875	10.091	86	7.946	10.207	404	7.960	10.231	16
2010	9.999	10.632	57	10.091	10.751	61	10.207	10.902	371	10.231	10.933	15
2011	10.632	10.418	57	10.751	10.555	75	10.902	10.730	508	10.933	10.766	21
2012	10.418	11.322	57	10.555	11.495	75	10.730	11.715	500	10.766	11.759	22
2013	N/A	N/A	N/A	11.495	12.366	93	11.715	12.634	449	11.759	12.689	23
2014	N/A	N/A	N/A	12.366	12.596	83	12.634	12.901	439	12.689	12.963	22
2015	N/A	N/A	N/A	12.596	11.536	83	12.901	11.845	236	12.963	11.908	22
2016	N/A	N/A	N/A	11.536	11.938	62	11.845	12.288	183	11.908	12.360	17
2017	N/A	N/A	N/A	11.938	13.429	52	12.288	13.857	153	12.360	13.941	10
2018	N/A	N/A	N/A	13.429	12.081	33	13.857	12.497	140	13.941	12.579	11
LVIP SSGA International Index Fund - Service Class
2009	6.383	7.980	42	6.390	8.004	155	6.398	8.034	411	6.400	8.040	49
2010	7.980	8.352	17	8.004	8.394	173	8.034	8.447	473	8.040	8.458	39
2011	8.352	7.156	12	8.394	7.206	255	8.447	7.270	555	8.458	7.283	28
2012	7.156	8.264	11	7.206	8.338	221	7.270	8.433	497	7.283	8.452	26
2013	8.264	9.776	13	8.338	9.885	258	8.433	10.022	739	8.452	10.050	35
2014	9.776	9.000	13	9.885	9.118	275	10.022	9.268	707	10.050	9.298	31
2015	9.000	8.693	13	9.118	8.824	255	9.268	8.992	637	9.298	9.026	23
2016	8.693	8.583	14	8.824	8.731	241	8.992	8.919	649	9.026	8.957	18
2017	8.583	10.465	12	8.731	10.666	203	8.919	10.923	596	8.957	10.972	19
2018	10.465	8.830	9	10.666	9.017	187	10.923	9.258	492	10.972	9.304	13
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.137	9.153	1*	10.185	9.177	5	10.111	9.181	1*
2015	N/A	N/A	N/A	9.153	8.653	7	9.177	8.696	82	9.181	8.705	4
2016	N/A	N/A	N/A	8.653	8.175	9	8.696	8.237	28	N/A	N/A	N/A
2017	N/A	N/A	N/A	8.175	9.952	15	8.237	10.053	28	9.035	10.073	1*
2018	N/A	N/A	N/A	9.952	8.561	6	10.053	8.668	24	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Large Cap 100 Fund - Service Class
2009	6.958	9.205	13	6.965	9.233	196	6.975	9.268	612	6.976	9.275	80
2010	9.205	10.728	17	9.233	10.782	218	9.268	10.850	664	9.275	10.863	42
2011	10.728	10.732	16	10.782	10.808	211	10.850	10.903	568	10.863	10.923	35
2012	10.732	11.777	15	10.808	11.883	186	10.903	12.018	460	10.923	12.046	30
2013	11.777	15.641	14	11.883	15.814	166	12.018	16.034	429	12.046	16.078	31
2014	15.641	17.851	12	15.814	18.085	147	16.034	18.383	370	16.078	18.443	17
2015	17.851	16.639	12	18.085	16.891	130	18.383	17.211	312	18.443	17.276	16
2016	16.639	19.771	11	16.891	20.110	108	17.211	20.543	316	17.276	20.631	11
2017	19.771	22.958	9	20.110	23.399	72	20.543	23.963	288	20.631	24.077	15
2018	22.958	19.953	5	23.399	20.377	60	23.963	20.921	241	24.077	21.031	9
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.571	10.888	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.888	11.388	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.394	10.539	1*	11.388	10.608	36	11.221	10.623	2
2016	N/A	N/A	N/A	10.539	11.171	1*	10.608	11.273	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.171	13.253	1*	11.273	13.408	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.253	12.381	1*	13.408	12.557	5	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	11.252	12.470	6	11.311	12.506	17	11.621	12.513	6
2018	N/A	N/A	N/A	12.470	10.828	5	12.506	10.886	40	12.513	10.898	6
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.621	10.657	10
2011	N/A	N/A	N/A	10.643	10.403	18	N/A	N/A	N/A	10.657	10.448	10
2012	N/A	N/A	N/A	10.403	11.386	31	11.014	11.455	16	10.448	11.469	56
2013	N/A	N/A	N/A	11.386	12.545	41	11.455	12.653	55	11.469	12.674	56
2014	N/A	N/A	N/A	12.545	12.833	53	12.653	12.975	53	12.674	13.004	55
2015	N/A	N/A	N/A	12.833	12.388	51	12.975	12.557	49	13.004	12.591	45
2016	N/A	N/A	N/A	12.388	12.942	28	12.557	13.152	53	12.591	13.194	45
2017	N/A	N/A	N/A	12.942	14.525	13	13.152	14.797	53	13.194	14.852	44
2018	N/A	N/A	N/A	14.525	13.338	11	14.797	13.622	52	14.852	13.679	41
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.546	10.362	5	10.557	10.399	79	N/A	N/A	N/A
2012	11.032	11.168	114	10.362	11.222	5	10.399	11.290	50	11.208	11.304	9
2013	11.168	12.319	179	11.222	12.403	296	11.290	12.510	664	11.304	12.531	50
2014	12.319	12.714	140	12.403	12.827	272	12.510	12.969	615	12.531	12.998	48
2015	12.714	12.095	138	12.827	12.227	240	12.969	12.394	514	12.998	12.427	55
2016	12.095	12.923	3	12.227	13.090	202	12.394	13.302	427	12.427	13.345	45
2017	12.923	14.297	3	13.090	14.510	159	13.302	14.782	374	13.345	14.831	41
2018	14.297	12.983	3	14.510	13.203	132	14.782	13.484	354	14.831	13.536	34
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	10.549	10.781	6	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.781	10.294	8	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.358	11.326	223	10.294	11.381	23	11.074	11.450	24	11.158	11.464	1*
2013	N/A	N/A	N/A	11.381	12.802	12	11.450	12.912	10	11.464	12.934	3
2014	12.382	12.930	3	12.802	13.045	12	12.912	13.190	9	12.934	13.219	2
2015	12.930	12.385	3	13.045	12.520	11	13.190	12.691	8	13.219	12.725	2
2016	12.385	13.002	2	12.520	13.170	33	12.691	13.384	8	12.725	13.427	2
2017	13.002	14.870	2	13.170	15.092	47	13.384	15.375	15	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.092	13.688	47	15.375	13.979	15	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.719	10.852	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.841	10.435	2	10.852	10.472	13	10.855	10.480	9
2012	N/A	N/A	N/A	10.435	11.388	2	10.472	11.457	13	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.388	12.849	8	11.457	12.959	27	N/A	N/A	N/A
2014	12.762	13.136	21	12.849	13.253	8	12.959	13.400	30	12.807	13.430	1*
2015	13.136	12.397	21	13.253	12.532	9	13.400	12.703	18	13.430	12.737	1*
2016	N/A	N/A	N/A	12.532	13.563	6	12.703	13.783	153	12.737	13.827	1*
2017	N/A	N/A	N/A	13.563	15.268	6	13.783	15.554	152	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.268	13.732	24	15.554	14.024	125	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA S&P 500 Index Fund - Service Class
2009	6.890	8.495	612	6.939	8.573	363	7.001	8.671	933	7.014	8.691	136
2010	8.495	9.529	217	8.573	9.636	369	8.671	9.771	986	8.691	9.798	130
2011	9.529	9.490	279	9.636	9.615	447	9.771	9.775	965	9.798	9.807	87
2012	9.490	10.731	16	9.615	10.894	344	9.775	11.102	906	9.807	11.144	85
2013	10.731	13.850	62	10.894	14.089	546	11.102	14.394	1,335	11.144	14.456	148
2014	13.850	15.360	64	14.089	15.657	549	14.394	16.036	1275	14.456	16.113	125
2015	15.360	15.194	58	15.657	15.519	470	16.036	15.934	1158	16.113	16.018	92
2016	15.194	16.603	48	15.519	16.991	355	15.934	17.490	1045	16.018	17.591	96
2017	16.603	19.735	35	16.991	20.238	302	17.490	20.884	1004	17.591	21.009	57
2018	19.735	18.401	28	20.238	18.907	258	20.884	19.560	663	21.009	19.687	48
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	9.999	10.025	24	10.015	10.041	6	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2009	5.891	7.258	50	5.910	7.297	125	5.934	7.344	322	5.939	7.354	48
2010	7.258	8.955	11	7.297	9.021	114	7.344	9.102	320	7.354	9.119	32
2011	8.955	8.356	9	9.021	8.434	188	9.102	8.532	360	9.119	8.552	25
2012	8.356	9.469	8	8.434	9.577	133	8.532	9.712	334	8.552	9.739	21
2013	9.469	12.769	20	9.577	12.939	240	9.712	13.155	541	9.739	13.198	26
2014	12.769	13.068	19	12.939	13.269	177	13.155	13.524	455	13.198	13.576	28
2015	13.068	12.175	19	13.269	12.387	158	13.524	12.656	380	13.576	12.711	25
2016	12.175	14.366	12	12.387	14.645	127	12.656	15.001	334	12.711	15.074	20
2017	14.366	16.042	11	14.645	16.387	98	15.001	16.827	305	15.074	16.911	19
2018	16.042	13.902	10	16.387	14.229	83	16.827	14.648	261	16.911	14.728	15
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2009	7.209	10.690	4	7.216	10.722	53	7.225	10.763	205	7.227	10.772	18
2010	10.690	13.353	5	10.722	13.420	137	10.763	13.505	190	10.772	13.522	25
2011	13.353	12.767	5	13.420	12.857	51	13.505	12.971	134	13.522	12.994	14
2012	12.767	14.209	8	12.857	14.338	46	12.971	14.501	112	12.994	14.534	6
2013	14.209	18.685	7	14.338	18.892	46	14.501	19.155	114	14.534	19.208	9
2014	18.685	19.056	7	18.892	19.305	43	19.155	19.623	95	19.208	19.687	5
2015	19.056	17.356	7	19.305	17.619	40	19.623	17.953	99	19.687	18.021	4
2016	17.356	22.076	7	17.619	22.455	35	17.953	22.939	103	18.021	23.037	5
2017	22.076	22.952	7	22.455	23.393	25	22.939	23.956	89	23.037	24.071	1*
2018	22.952	19.422	5	23.393	19.835	21	23.956	20.363	80	24.071	20.471	1*
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.599	11.155	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.229	10.760	2	11.155	10.804	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.760	9.627	6	10.804	9.690	24	10.988	9.703	1*
2016	N/A	N/A	N/A	9.627	10.884	16	9.690	10.983	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.884	12.172	7	10.983	12.314	4	11.260	12.343	2
2018	N/A	N/A	N/A	12.172	10.836	6	12.314	10.990	13	12.343	11.021	2
LVIP T. Rowe Price 2010 Fund - Service Class
2009	N/A	N/A	N/A	7.772	9.472	11	7.802	9.534	30	7.809	9.546	2
2010	N/A	N/A	N/A	9.472	10.344	9	9.534	10.437	26	9.546	10.456	1*
2011	N/A	N/A	N/A	10.344	10.260	10	10.437	10.378	27	10.456	10.402	1*
2012	N/A	N/A	N/A	10.260	10.911	10	10.378	11.064	26	10.402	11.095	1*
2013	N/A	N/A	N/A	10.911	11.644	8	11.064	11.837	20	11.095	11.877	1*
2014	N/A	N/A	N/A	11.644	11.953	8	11.837	12.182	19	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.953	11.522	8	12.182	11.772	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.522	11.789	9	11.772	12.075	13	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.789	12.663	9	12.075	13.002	13	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.663	11.882	9	13.002	12.232	12	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price 2020 Fund - Service Class
2009	7.524	9.010	4	7.357	9.057	143	7.387	9.117	81	7.393	9.129	16
2010	N/A	N/A	N/A	9.057	9.941	124	9.117	10.031	80	9.129	10.050	15
2011	N/A	N/A	N/A	9.941	9.759	123	10.031	9.872	79	10.050	9.895	1*
2012	N/A	N/A	N/A	9.759	10.361	121	9.872	10.508	92	9.895	10.538	1*
2013	N/A	N/A	N/A	10.361	11.281	25	10.508	11.469	162	10.538	11.507	1*
2014	N/A	N/A	N/A	11.281	11.537	25	11.469	11.758	133	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.537	11.053	21	11.758	11.293	67	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.053	11.311	20	11.293	11.587	57	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.311	12.415	20	11.587	12.749	46	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.415	11.483	27	12.749	11.822	42	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2009	N/A	N/A	N/A	7.037	8.823	94	7.066	8.881	64	7.072	8.892	4
2010	N/A	N/A	N/A	8.823	9.728	16	8.881	9.816	63	8.892	9.833	4
2011	N/A	N/A	N/A	9.728	9.476	19	9.816	9.587	77	9.833	9.608	4
2012	N/A	N/A	N/A	9.476	10.018	15	9.587	10.159	80	9.608	10.188	4
2013	N/A	N/A	N/A	10.018	11.163	13	10.159	11.349	105	10.188	11.386	4
2014	N/A	N/A	N/A	11.163	11.391	13	11.349	11.610	60	11.386	11.654	2
2015	N/A	N/A	N/A	11.391	10.863	12	11.610	11.100	60	11.654	11.147	2
2016	N/A	N/A	N/A	10.863	11.038	12	11.100	11.307	22	11.147	11.361	2
2017	N/A	N/A	N/A	11.038	12.271	12	11.307	12.602	13	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.271	11.110	12	12.602	11.438	13	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2009	N/A	N/A	N/A	6.442	8.265	1*	6.468	8.320	29	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.265	9.205	2	8.320	9.288	30	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.205	8.886	1*	9.288	8.989	27	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.886	9.326	1*	8.989	9.457	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.326	10.648	1*	9.457	10.825	31	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.648	10.795	1*	10.825	11.001	32	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.795	10.235	1*	11.001	10.457	31	11.242	10.502	1*
2016	N/A	N/A	N/A	10.235	10.409	1*	10.457	10.662	19	10.502	10.713	1*
2017	N/A	N/A	N/A	10.409	11.690	1*	10.662	12.003	18	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.690	10.454	1*	12.003	10.760	18	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2009	5.629	7.875	5	5.647	7.916	43	5.670	7.968	314	5.674	7.978	68
2010	7.875	8.988	5	7.916	9.053	73	7.968	9.135	425	7.978	9.152	49
2011	8.988	8.643	5	9.053	8.723	56	9.135	8.824	353	9.152	8.845	47
2012	8.643	9.998	5	8.723	10.111	62	8.824	10.254	283	8.845	10.283	44
2013	9.998	13.593	5	10.111	13.774	75	10.254	14.004	276	10.283	14.050	40
2014	13.593	14.449	5	13.774	14.670	73	14.004	14.952	316	14.050	15.009	35
2015	14.449	15.642	5	14.670	15.914	83	14.952	16.261	372	15.009	16.331	35
2016	15.642	15.508	1*	15.914	15.809	67	16.261	16.194	295	16.331	16.272	27
2017	15.508	20.273	1*	15.809	20.708	55	16.194	21.264	187	16.272	21.375	23
2018	20.273	19.600	1*	20.708	20.060	49	21.264	20.651	179	21.375	20.769	20
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2009	7.273	10.407	5	9.849	14.120	24	7.391	10.623	137	7.405	10.648	26
2010	10.407	13.063	4	14.120	17.760	26	10.623	13.395	116	10.648	13.433	27
2011	13.063	12.277	4	17.760	16.725	24	13.395	12.646	140	13.433	12.689	22
2012	12.277	13.962	3	16.725	19.058	24	12.646	14.446	114	12.689	14.502	21
2013	13.962	18.401	3	19.058	25.168	27	14.446	19.125	94	14.502	19.209	21
2014	18.401	20.076	3	25.168	27.513	25	19.125	20.960	78	19.209	21.062	8
2015	20.076	20.042	3	27.513	27.522	26	20.960	21.019	80	21.062	21.132	8
2016	20.042	21.076	1*	27.522	29.000	20	21.019	22.204	66	21.132	22.334	9
2017	21.076	25.707	1*	29.000	35.443	13	22.204	27.204	53	22.334	27.378	8
2018	25.707	24.365	1*	35.443	33.660	11	27.204	25.900	54	27.378	26.078	8
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.515	9.691	25	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.691	10.940	32	10.086	11.014	14	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.940	10.223	164	11.014	10.317	14	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	10.082	9.338	4	9.976	9.353	11	8.938	9.356	6
2012	N/A	N/A	N/A	9.338	10.536	10	9.353	10.579	29	9.356	10.588	8
2013	N/A	N/A	N/A	10.536	13.473	14	10.579	13.562	52	10.588	13.580	3
2014	N/A	N/A	N/A	13.473	14.812	14	13.562	14.947	73	13.580	14.974	2
2015	15.136	14.333	5	14.812	14.466	14	14.947	14.635	103	14.974	14.669	2
2016	14.333	15.716	5	14.466	15.893	28	14.635	16.119	128	14.669	16.164	1*
2017	15.716	18.466	2	15.893	18.712	4	16.119	19.025	83	16.164	19.088	14
2018	18.466	17.164	2	18.712	17.428	2	19.025	17.764	65	19.088	17.832	10
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	10.231	8.332	5	8.899	8.345	16	9.276	8.348	2
2012	8.734	9.710	5	8.332	9.742	12	8.345	9.781	20	8.348	9.789	4
2013	9.710	10.894	5	9.742	10.951	21	9.781	11.024	42	9.789	11.038	4
2014	10.894	10.157	5	10.951	10.231	25	11.024	10.324	51	11.038	10.343	3
2015	10.157	9.638	9	10.231	9.728	15	10.324	9.841	78	10.343	9.864	3
2016	9.638	9.774	9	9.728	9.885	7	9.841	10.025	78	9.864	10.053	3
2017	9.774	12.262	8	9.885	12.426	3	10.025	12.633	77	10.053	12.675	6
2018	12.262	10.226	9	12.426	10.383	2	12.633	10.583	75	12.675	10.623	11
LVIP VIP Mid Cap Managed Volatility(11)
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.331	10.132	12	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.338	9.460	4	10.132	9.498	21	10.420	9.506	1*
2016	N/A	N/A	N/A	9.460	10.212	4	9.498	10.278	2	9.506	10.291	1*
LVIP Wellington Capital Growth Fund - Service Class
2009	6.637	8.041	1*	6.118	8.084	34	6.143	8.137	45	6.148	8.147	11
2010	8.041	9.354	1*	8.084	9.421	57	8.137	9.507	55	8.147	9.524	14
2011	9.354	8.321	1*	9.421	8.398	35	9.507	8.496	34	9.524	8.515	15
2012	8.321	9.687	1*	8.398	9.797	61	8.496	9.935	46	8.515	9.963	12
2013	9.687	12.882	1*	9.797	13.054	37	9.935	13.271	56	9.963	13.315	6
2014	12.882	14.028	1*	13.054	14.243	19	13.271	14.517	47	13.315	14.572	5
2015	14.028	15.008	1*	14.243	15.269	21	14.517	15.601	73	14.572	15.668	4
2016	15.008	14.689	1*	15.269	14.974	19	15.601	15.339	16	15.668	15.412	4
2017	14.689	19.514	1*	14.974	19.932	17	15.339	20.468	20	15.412	20.577	7
2018	19.514	19.338	6	19.932	19.792	25	20.468	20.375	30	20.577	20.494	9
LVIP Wellington Mid-Cap Value Fund - Service Class
2009	4.996	6.957	1*	5.012	6.994	27	5.032	7.040	104	5.036	7.049	6
2010	6.957	8.429	1*	6.994	8.490	32	7.040	8.567	97	7.049	8.582	6
2011	8.429	7.473	1*	8.490	7.542	35	8.567	7.630	76	8.582	7.647	6
2012	7.473	9.069	1*	7.542	9.171	29	7.630	9.301	103	7.647	9.327	4
2013	9.069	11.896	1*	9.171	12.054	34	9.301	12.255	79	9.327	12.296	3
2014	11.896	12.595	1*	12.054	12.788	49	12.255	13.034	95	12.296	13.084	2
2015	12.595	12.128	1*	12.788	12.339	22	13.034	12.608	58	13.084	12.662	2
2016	12.128	13.408	1*	12.339	13.668	17	12.608	14.001	46	12.662	14.069	2
2017	13.408	14.871	1*	13.668	15.189	15	14.001	15.599	42	14.069	15.682	2
2018	14.871	12.426	1*	15.189	12.718	14	15.599	13.093	31	15.682	13.170	2
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.654	9.810	5	9.715	9.851	8	9.856	9.858	17
MFS® VIT Growth Series - Service Class
2009	N/A	N/A	N/A	9.165	12.361	23	9.334	12.621	11	10.977	14.850	8
2010	N/A	N/A	N/A	12.361	13.965	24	12.621	14.294	14	14.850	16.827	10
2011	N/A	N/A	N/A	13.965	13.639	24	14.294	13.995	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.639	15.683	25	13.995	16.133	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	15.683	21.025	22	16.133	21.682	20	N/A	N/A	N/A
2014	N/A	N/A	N/A	21.025	22.444	18	21.682	23.203	12	25.137	27.370	1*
2015	N/A	N/A	N/A	22.444	23.653	17	23.203	24.514	9	27.370	28.931	1*
2016	N/A	N/A	N/A	23.653	23.737	16	24.514	24.663	15	28.931	29.122	1*
2017	N/A	N/A	N/A	23.737	30.561	7	24.663	31.832	15	29.122	37.606	1*
2018	N/A	N/A	N/A	30.561	30.739	10	31.832	32.098	16	37.606	37.939	1*
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	17.770	17.884	1*	18.369	19.224	10	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.884	19.677	2	19.224	21.205	17	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.677	18.191	2	21.205	19.653	8	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT Total Return Series -Service Class(9)
2009	8.575	9.895	48	10.213	11.809	384	10.762	12.475	686	10.573	12.261	52
2010	9.895	10.633	42	11.809	12.715	319	12.475	13.466	653	12.261	13.242	53
2011	10.633	10.588	43	12.715	12.686	283	13.466	13.469	580	13.242	13.252	53
2012	10.588	11.513	42	12.686	13.822	247	13.469	14.712	542	13.252	14.482	61
2013	11.513	12.731	41	13.822	15.296	245	14.712	16.296	524	14.482	16.044	41
MFS® VIT Utilities Series - Service Class
2009	10.796	14.060	35	13.559	17.694	346	14.528	19.006	506	17.417	22.798	38
2010	14.060	15.644	13	17.694	19.726	323	19.006	21.242	430	22.798	25.493	30
2011	15.644	16.332	14	19.726	20.635	198	21.242	22.276	391	25.493	26.747	31
2012	16.332	18.123	11	20.635	22.945	169	22.276	24.831	359	26.747	29.830	24
2013	18.123	21.356	10	22.945	27.091	158	24.831	29.392	345	29.830	35.326	24
2014	21.356	23.542	11	27.091	29.925	136	29.392	32.548	329	35.326	39.139	25
2015	23.542	19.670	10	29.925	25.053	118	32.548	27.317	267	39.139	32.866	24
2016	19.670	21.447	9	25.053	27.371	106	27.317	29.919	225	32.866	36.014	19
2017	21.447	24.070	6	27.371	30.779	87	29.919	33.729	184	36.014	40.617	11
2018	24.070	23.784	5	30.779	30.475	72	33.729	33.479	156	40.617	40.337	8
Neuberger Berman AMT Mid Cap Growth(1)
2009	8.372	10.799	15	10.077	13.024	43	10.263	13.298	96	11.868	15.386	5
2010	10.799	13.665	9	13.024	16.514	36	13.298	16.903	75	15.386	19.567	4
2011	13.665	13.458	7	16.514	16.296	32	16.903	16.722	61	19.567	19.367	3
2012	13.458	14.829	1*	16.296	17.993	23	16.722	18.509	50	19.367	21.447	3
2013	14.829	16.909	1*	17.993	20.532	21	18.509	21.141	50	21.447	24.501	2
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2009	6.440	9.252	2	10.180	14.654	39	10.368	14.961	142	10.134	14.632	9
2010	9.252	11.443	2	14.654	18.161	33	14.961	18.589	125	14.632	18.188	9
2011	11.443	10.488	2	18.161	16.678	24	18.589	17.113	111	18.188	16.753	9
2012	10.488	11.877	1*	16.678	18.924	21	17.113	19.467	85	16.753	19.067	2
2013	11.877	15.955	1*	18.924	25.473	21	19.467	26.270	67	19.067	25.742	1*
2014	15.955	17.803	1*	25.473	28.481	17	26.270	29.444	54	25.742	28.868	2
2015	17.803	15.995	1*	28.481	25.641	15	29.444	26.574	46	28.868	26.067	2
2016	15.995	18.214	1*	25.641	29.255	12	26.574	30.396	39	26.067	29.831	2
2017	18.214	20.841	1*	29.255	33.542	11	30.396	34.938	33	29.831	34.305	1*
2018	20.841	17.307	1*	33.542	27.911	10	34.938	29.145	28	34.305	28.632	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	N/A	N/A	N/A	10.976	12.487	1*	9.829	12.507	20	N/A	N/A	N/A
2010	12.472	15.190	1*	12.487	15.239	8	12.507	15.301	21	N/A	N/A	N/A
2011	15.190	13.766	1*	15.239	13.837	14	15.301	13.929	43	15.313	13.947	2
2012	13.766	14.185	1*	13.837	14.287	15	13.929	14.417	34	13.947	14.443	1*
2013	14.185	11.858	1*	14.287	11.967	16	14.417	12.106	41	N/A	N/A	N/A
2014	11.858	9.458	1*	11.967	9.565	15	12.106	9.701	41	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.565	6.983	11	9.701	7.100	39	N/A	N/A	N/A
2016	N/A	N/A	N/A	6.983	7.879	9	7.100	8.031	48	N/A	N/A	N/A
2017	N/A	N/A	N/A	7.879	7.897	7	8.031	8.069	45	N/A	N/A	N/A
2018	N/A	N/A	N/A	7.897	6.654	6	8.069	6.817	42	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.511	11.607	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.607	11.069	9	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2009	12.337	14.352	18	12.425	14.484	852	12.537	14.650	2,330	12.559	14.684	202
2010	14.352	16.100	19	14.484	16.281	736	14.650	16.509	2,068	14.684	16.555	194
2011	16.100	15.644	18	16.281	15.851	638	16.509	16.113	1,750	16.555	16.167	159
2012	15.644	17.645	18	15.851	17.914	578	16.113	18.256	1,489	16.167	18.325	140
2013	17.645	17.577	18	17.914	17.881	542	18.256	18.268	1,348	18.325	18.347	138
2014	17.577	17.545	19	17.881	17.884	492	18.268	18.317	1130	18.347	18.405	107
2015	17.545	16.457	18	17.884	16.809	451	18.317	17.259	944	18.405	17.350	94
2016	16.457	16.605	16	16.809	16.994	383	17.259	17.493	726	17.350	17.594	77
2017	16.605	16.590	16	16.994	17.012	345	17.493	17.555	631	17.594	17.666	50
2018	16.590	16.576	14	17.012	17.032	292	17.555	17.620	492	17.666	17.740	53

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Templeton Growth VIP Fund - Class 2
2009	7.311	9.395	14	8.959	11.536	63	9.808	12.661	158	10.695	13.813	17
2010	9.395	9.890	12	11.536	12.168	57	12.661	13.388	125	13.813	14.613	16
2011	9.890	9.018	11	12.168	11.117	56	13.388	12.263	104	14.613	13.391	14
2012	9.018	10.701	11	11.117	13.219	50	12.263	14.618	92	13.391	15.971	7
2013	10.701	13.723	11	13.219	16.984	32	14.618	18.829	77	15.971	20.583	5
2014	13.723	13.072	1*	16.984	16.212	19	18.829	18.017	69	20.583	19.705	5
2015	13.072	11.982	1*	16.212	14.889	15	18.017	16.589	58	19.705	18.153	4
2016	11.982	12.875	1*	14.889	16.031	12	16.589	17.905	51	18.153	19.603	4
2017	12.875	14.954	1*	16.031	18.658	11	17.905	20.892	35	19.603	22.884	3
2018	14.954	12.482	1*	18.658	15.604	8	20.892	17.516	29	22.884	19.195	3
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(11)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

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Appendix C—Discontinued Living Benefit Riders
The Living Benefit Riders described in this Appendix are unavailable for purchase as of June 30, 2009. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to June 30, 2009.
i4LIFE® Advantage and the Guaranteed Income Benefit are described in detail in the prospectus (see Living Benefit Riders).
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with the Lincoln Lifetime IncomeSM Advantage.
If you purchased the Lincoln Lifetime IncomeSM Advantage rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements - Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
Charges. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit

Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.40% for the i4LIFE® Advantage Account Value Death Benefit; 2.45% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If you Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.

Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000
Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600
Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000
On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 x 1.05 = $125,580 + $10,400). The $10,000 Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	No	10
1st Benefit Year anniversary	$54,000	$54,075	No	9
2nd Benefit Year anniversary	$53,900	$56,779	No	8
3rd Benefit Year anniversary	$57,000	$59,618	No	7
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for ten years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59 (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).
If you purchased the Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for ten years, whichever event is later.
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount.
The following example demonstrates the impact of this Step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.
After ten years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals x 200%), the Guaranteed Amount is increased to $374,400.
The 200% step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider year anniversary, the scheduled amount will resume and continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or

b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	$2,575
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a Beneficiary IRA; and
5.	You are over age 59 (age 65 of the youngest life for joint life option).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)
After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:
Contract Value = $54,800
Guaranteed Amount = $79,800
The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)
Contract Value = $48,000
Guaranteed Amount = $69,898 ($79,800 X 12.41% = $9,902; $79,800 - $9,902 = $69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges. Withdrawals attributed to Bonus Credits are not subject to surrender charges.
Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner, is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint:
•	$100,000 Purchase Payment + $4,000 Bonus Credit
•	$104,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $93,600
•	$5,200 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/$93,600) and the new Maximum Annual Withdrawal amount is $4,922 (5% x $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions – Surrender Charges.
In a declining market, withdrawals prior to age 59 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of
$100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of $104,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the Annuity Commencement Date, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual

Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Impact of Divorce on Joint Life Option.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
General Provisions
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the Secondary Life under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Guaranteed Amount to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.
If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements in this prospectus.
Charges. While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount) (for riders purchased between January 20, 2009 and prior to December 3, 2012, the current annual charge rate will increase from 0.65% to

0.85% upon the next election of a step-up of the Guaranteed Amount) (for riders purchased prior to January 20, 2009, the current annual charge rate will increase from 0.45% to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment plus the amount of any bonus credit. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln

SmartSecurity® Advantage — 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage — 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts of all Living Benefit riders under all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (3% Bonus Credit)	$51,500	$51,500
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a ten-year period.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and

•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% bonus credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts – Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMD’s are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal, or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the least of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400 - $7,000 = $75,400).
The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).
The least of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make Excess Withdrawals. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed

Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Charges. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.55% for the i4LIFE® Advantage Account Value Death Benefit; 2.60% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.85% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and any Bonus Credit and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.
Example:
Initial Purchase Payment and corresponding Bonus Credit	$104,000
Purchase Payment and corresponding Bonus Credit 60 days later	$10,400
Income Base	$114,400
Future Income Base (during the 1st Waiting Period)	$131,560	($114,400 x 115%)
Income Base (after 1st Waiting Period)	$131,560
New Future Income Base (during 2nd Waiting Period)	$151,294	($131,560 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$104,000
Purchase Payment and corresponding Bonus Credit in Year 2	$10,400
New Income Base	$114,400
Future Income Base (during 1st Waiting Period-Year 2)	$130,520	($104,000 x 115%) + ($10,400 x 100%) +
		($10,400 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$130,520
New Future Income Base (during 2nd Waiting Period)	$150,098	($130,520 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.

After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$104,000	Maximum Income Base	$208,000
Purchase Payment and corresponding Bonus Credit in Year 2	$ 10,400	Increase to Maximum Income Base	$ 20,800
New Income Base	$114,400	New Maximum Income Base	$228,800
Future Income Base after Purchase Payment	$130,520	Maximum Income Base	$228,800
Income Base (after 1st Waiting Period)	$130,520
Future Income Base (during 2nd Waiting Period)	$150,098	Maximum Income Base	$228,800
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$117,468
Future Income Base	$135,088	Maximum Income Base	$205,920
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
NOTE: If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the future Income Base.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.

If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it.

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Appendix D — Lincoln Life Variable Annuity Contracts Eligible for Inclusion in Owner’s Investment
The American Legacy®
American Legacy II®
American Legacy III®
American Legacy III® B Class
American Legacy III® C Share
American Legacy III® Plus
American Legacy III® View
American Legacy® Advisory
American Legacy Shareholder’s Advantage®
American Legacy Shareholder’s Advantage® A Class
American Legacy® Design
American Legacy® Signature
American Legacy® Fusion
American Legacy® Series
Multi-Fund®
Multi-Fund® 5
Lincoln ChoicePlusSM
Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM Bonus
Lincoln ChoicePlusSM II
Lincoln ChoicePlusSM II Access
Lincoln ChoicePlusSM II Bonus
Lincoln ChoicePlusSM II Advance
Lincoln ChoicePlusSM Advisory
Lincoln ChoicePlus AssuranceSM (A Share)
Lincoln ChoicePlus AssuranceSM (A Class)
Lincoln ChoicePlus AssuranceSM (B Share)
Lincoln ChoicePlus AssuranceSM (B Class)
Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln ChoicePlus AssuranceSM (L Share)
Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln ChoicePlus AssuranceSM (Prime)
Lincoln ChoicePlus AssuranceSM Series
Lincoln ChoicePlusSM Design
Lincoln ChoicePlusSM Rollover
Lincoln ChoicePlusSM Signature
Lincoln ChoicePlusSM Fusion
Lincoln InvestmentSolutionsSM
Lincoln InvestmentSolutionsSM RIA
Lincoln Investor Advantage®
Lincoln Investor Advantage® Advisory
Lincoln Investor Advantage® Fee-Based
Lincoln Investor Advantage® RIA
Lincoln Investor Advantage® RIA Class

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Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between October 3, 2016 and April 18, 2018.
Single & Joint Life Option**	Single & Joint Life Option**
Age	GIB Percentage*
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.
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i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

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SAI 3

Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (Bonus) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2019. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (Bonus) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life Variable Annuity Account N, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $433,441,077, $485,694,075 and $561,871,495 to LFN and Selling Firms in 2016, 2017 and 2018 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the
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value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio
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rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life appear on the following pages.
B-8

The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2018 and 2017

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of

The Lincoln National Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company (the Company) as of December 31, 2018 and 2017, the related consolidated statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1966.

Philadelphia, Pennsylvania

March 13, 2019

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2018	2017
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2018 – $91,219; 2017 – $85,802)	$92,787	$93,340
Equity securities (cost: 2017 – $247)	-	246
Trading securities	1,869	1,533
Equity securities	99	-
Mortgage loans on real estate	13,190	10,662
Real estate	11	11
Policy loans	2,491	2,379
Derivative investments	1,081	845
Other investments	1,951	2,006
Total investments	113,479	111,022
Cash and invested cash	1,848	947
Deferred acquisition costs and value of business acquired	10,308	8,408
Premiums and fees receivable	568	394
Accrued investment income	1,087	1,052
Reinsurance recoverables	19,826	6,515
Reinsurance related embedded derivatives	188	-
Funds withheld reinsurance assets	563	598
Goodwill	1,782	1,368
Other assets	16,663	7,349
Separate account assets	132,833	144,219
Total assets	$299,145	$281,872

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$33,884	$22,063
Other contract holder funds	90,573	79,481
Short-term debt	288	10
Long-term debt	2,401	2,374
Reinsurance related embedded derivatives	-	51
Funds withheld reinsurance liabilities	4,860	4,348
Payables for collateral on investments	4,786	4,354
Other liabilities	13,201	6,527
Separate account liabilities	132,833	144,219
Total liabilities	282,826	263,427

Contingencies and Commitments (See Note 14)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized, issued and outstanding	11,237	10,713
Retained earnings	4,423	4,405
Accumulated other comprehensive income (loss)	659	3,327
Total stockholder’s equity	16,319	18,445
Total liabilities and stockholder’s equity	$299,145	$281,872

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Revenues
Insurance premiums	$4,362	$3,018	$2,579
Fee income	5,733	5,369	5,171
Net investment income	4,844	4,760	4,631
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(7)	(18)	(141)
Portion of loss recognized in other comprehensive income	-	-	41
Net other-than-temporary impairment losses on securities recognized in earnings	(7)	(18)	(100)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(85)	(438)	(410)
Total realized gain (loss)	(92)	(456)	(510)
Amortization of deferred gain on business sold through reinsurance	4	18	69
Other revenues	507	439	403
Total revenues	15,358	13,148	12,343
Expenses
Interest credited	2,589	2,558	2,527
Benefits	6,144	4,818	4,247
Commissions and other expenses	4,583	3,967	4,005
Interest and debt expense	136	126	116
Strategic digitization expense	76	43	8
Impairment of intangibles	-	905	-
Total expenses	13,528	12,417	10,903
Income (loss) before taxes	1,830	731	1,440
Federal income tax expense (benefit)	257	(1,287)	267
Net income (loss)	1,573	2,018	1,173
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(3,314)	1,547	692
Funded status of employee benefit plans	2	(2)	(1)
Total other comprehensive income (loss), net of tax	(3,312)	1,545	691
Comprehensive income (loss)	$(1,739)	$3,563	$1,864

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Common Stock
Balance as of beginning-of-year	$10,713	$10,696	$10,677
Capital contributions from Lincoln National Corporation	500	-	-
Stock compensation/issued for benefit plans	24	17	19
Balance as of end-of-year	11,237	10,713	10,696

Retained Earnings
Balance as of beginning-of-year	4,405	3,342	3,118
Cumulative effect from adoption of new accounting standards	(644)	-	-
Net income (loss)	1,573	2,018	1,173
Dividends declared	(911)	(955)	(949)
Balance as of end-of-year	4,423	4,405	3,342

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	3,327	1,782	1,091
Cumulative effect from adoption of new accounting standards	644	-	-
Other comprehensive income (loss), net of tax	(3,312)	1,545	691
Balance as of end-of-year	659	3,327	1,782
Total stockholder’s equity as of end-of-year	$16,319	$18,445	$15,820

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Cash Flows from Operating Activities
Net income (loss)	$1,573	$2,018	$1,173
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(108)	(17)	55
Trading securities purchases, sales and maturities, net	(120)	120	165
Change in premiums and fees receivable	(87)	34	(49)
Change in accrued investment income	(6)	19	8
Change in future contract benefits and other contract holder funds	1,105	(2,062)	(2,036)
Change in reinsurance related assets and liabilities	(1,233)	1,001	542
Change in accrued expenses	(99)	86	26
Change in federal income tax accruals	65	(1,502)	146
Realized (gain) loss	92	456	511
Amortization of deferred (gain) loss on business sold through reinsurance	(4)	(18)	(69)
Change in cash management agreement	329	(277)	(66)
Impairment of intangibles	-	905	-
Other	88	91	236
Net cash provided by (used in) operating activities	1,595	854	642

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(12,406)	(9,887)	(10,791)
Sales of available-for-sale securities and equity securities	3,191	1,773	3,076
Maturities of available-for-sale securities	6,348	5,790	5,290
Purchase of common stock in acquisition, net of cash acquired	(1,410)	-	-
Sale of business, net	(12)	-	-
Purchases of alternative investments	(314)	(357)	(302)
Sales and repayments of alternative investments	178	184	238
Proceeds from affiliate transfer of alternative investments	-	66	-
Issuance of mortgage loans on real estate	(2,920)	(2,047)	(2,127)
Repayment and maturities of mortgage loans on real estate	1,048	1,145	877
Issuance and repayment of policy loans, net	20	49	91
Net change in collateral on investments, derivatives and related settlements	654	(374)	435
Other	(191)	(123)	(99)
Net cash provided by (used in) investing activities	(5,814)	(3,781)	(3,312)

Cash Flows from Financing Activities
Capital contributions from Lincoln National Corporation	500	-	-
Payment of long-term debt, including current maturities	(13)	(290)	(250)
Issuance of long-term debt, net of issuance costs	13	75	-
Issuance (payment) of short-term debt	278	(270)	190
Proceeds from sales leaseback transaction	88	62	85
Deposits of fixed account values, including the fixed portion of variable	13,616	10,775	10,030
Withdrawals of fixed account values, including the fixed portion of variable	(5,957)	(5,764)	(5,449)
Transfers to and from separate accounts, net	(2,469)	(1,787)	(1,308)
Common stock issued for benefit plans	(25)	(29)	(22)
Dividends paid	(911)	(955)	(949)
Net cash provided by (used in) financing activities	5,120	1,817	2,327

Net increase (decrease) in cash, invested cash and restricted cash	901	(1,110)	(343)
Cash, invested cash and restricted cash as of beginning-of-year	947	2,057	2,400
Cash, invested cash and restricted cash as of end-of-year	$1,848	$947	$2,057

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company (“LNL” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Parent Company”), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of two insurance company subsidiaries, Lincoln Life & Annuity Company of New York (“LLANY”) and Liberty Life Assurance Company of Boston (“Liberty Life” or “LLACB”).  We also own several non-insurance companies, including Lincoln Financial Distributors, our wholesale distributor, and Lincoln Financial Advisors Corporation, part of LNC’s retail distributor, Lincoln Financial Network.  LNL’s principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 21 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities (“VIEs”) in which we are the primary beneficiary.  As discussed in Note 3, on May 1, 2018, LNC and LNL completed the acquisition of LLACB.  We use the equity method of accounting to recognize all of our investments in limited liability partnerships.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as

6

opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

7

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be other-than-temporary.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

8

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

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When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity securities in designated portfolios, some of which support modified coinsurance (“Modco”) and coinsurance with funds withheld (“CFW”) reinsurance arrangements.  Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements.  Trading securities are carried at fair value, and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Equity Securities

As of January 1, 2018, equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships (“LPs”), are included in other investments on our Consolidated Balance Sheets.  We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships’ general partners.  As a result, our private equity investments are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

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Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial and residential mortgage loans and are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the valuation allowance, and subsequent recoveries, if any, are credited to the valuation allowance.

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  General valuation allowances are primarily based on loss history adjusted for current conditions.

Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses.  Our periodic evaluation of the adequacy of the valuation allowances is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Our commercial loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the commercial loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our commercial mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a valuation allowance.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a valuation allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our commercial mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Our residential loan portfolio is primarily comprised of first lien mortgages secured by existing residential real estate.  In contrast to the commercial mortgage loan portfolio, residential mortgage loans are primarily smaller-balance homogenous loans that share similar risk characteristics.  Therefore, these pools of loans are collectively evaluated for inherent credit losses.  Such evaluations consider numerous factors, including, but not limited to borrower credit scores, collateral values, loss forecasts, geographic location, delinquency rates and economic trends.  These evaluations and assessments are revised as conditions change and new information becomes available, which can cause the valuation allowances to increase or decrease over time as such evaluations are revised.  Residential mortgage loan pools exclude loans that have been impaired as those loans are evaluated individually using the evaluation framework for specific valuation allowances described above.

For residential mortgage loans, our primary credit quality indicator is whether the loan is performing or nonperforming.  We generally define nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status.  There is generally a higher risk of experiencing credit losses when a residential mortgage loan is nonperforming.

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Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

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Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We and our insurance subsidiaries enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Consolidated Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Consolidated Balance Sheets.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to our insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received by our insurance subsidiaries to be considered on deposit with the reinsurer and such amounts are reported in other assets and other liabilities, respectively, on our Consolidated Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets or liabilities are adjusted.

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Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value of the reporting unit is greater than the reporting unit’s carrying value, then the carrying value of the reporting unit is deemed to be recoverable.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issuance costs associated with line-of-credit arrangements, assets under capital leases, guaranteed living benefit (“GLB”) reserves embedded derivatives, deferred losses on business sold through reinsurance and other prepaid expenses.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, obligations under capital leases, deferred gain on business sold through reinsurance and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.  Specifically identifiable intangible assets also includes the value of customer relationships acquired (“VOCRA”) and the value of distribution agreements (“VODA”) that were acquired through our business combination during 2018.  See Note 3 for more information regarding specifically identifiable intangible assets acquired.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to capital leases.  These assets under capital leases are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Other assets includes deferred losses on business sold through reinsurance attributable to our 2012 and 2014 reinsurance transactions where we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Other liabilities includes a deferred gain on business sold through reinsurance attributable to our annuity reinsurance agreement with Athene Holding Ltd. (“Athene”) effective October 1, 2018.  We are recognizing the gain related to this transaction over the period over

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which the majority of account values are expected to run off, or 20 years.  During 2012 and 2013, we completed reinsurance transactions whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gains related to these transactions over a period of 30 years.  During 2009, we completed a reinsurance transaction whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company, a wholly-owned subsidiary of LNC.  We are recognizing the gain related to this transaction over a period of 15 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 12.75%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

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The liability for future claim reserves for long-term disability contracts for incurred and reported claims are calculated based on assumptions as to interest, claim resolution rates and offsets for other insurance including social security.  Claim resolution rate assumptions and social security offsets are based on our actual experience.  The interest rate assumptions used for discounting claim reserves are based on projected portfolio yield rates, after consideration for defaults and investment expenses, for assets supporting the liabilities.  The incurred but not reported claim reserves are based on our experiences as to the reporting lags and ultimate loss experience.  Claim reserves are subject to revision as current claim experience and projections of future factors affecting claim experience change.  Claim reserves do not include a provision for adverse deviation.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2018 and 2017, participating policies comprised less than 1% of the face amount of business in force, and dividend expenses were $56 million, $57 million and $59 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

LNL’s short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

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For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as performance obligations are met, either at the time of sale or over time based on a contractual percentage of customer account values, changes in the market value of our seed capital investments, and proceeds from reinsurance recaptures.  Other revenues earned by our Group Protection segment consist of fees from administrative services performed, which are recognized as performance obligations are met over the terms of the underlying agreements.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2016 through 2018 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Strategic Digitization Expense

Strategic digitization expense consists primarily of costs related to our enterprise-wide digitization initiative.

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our

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accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost. We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers and all related amendments

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services and defines a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Although the standard and all related amendments supersede nearly all existing revenue recognition guidance under GAAP, the guidance does not amend the accounting for insurance and investment contracts recognized in accordance with ASC Topic 944, Financial Services – Insurance, leases, financial instruments and guarantees.

January 1, 2018

We adopted the standard and all related amendments using the modified retrospective method.  Our primary sources of revenue are recognized in accordance with ASC Topic 944, Financial Services – Insurance; as such, revenue within the scope of the new standard primarily includes commissions and advisory fees earned by our broker-dealer operation, as well as group protection administrative service fees.  The adoption did not have a material impact on our consolidated financial condition, results of operations, stockholder’s equity or cash flows.  There were no material changes in the timing or measurement of revenues based upon the guidance.  As a result, there is no cumulative effect on retained earnings.  For more information, see Note 21.

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income in the period of the change in fair value.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  The guidance does not apply to Federal Home Loan Bank (“FHLB”) stock.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.

January 1, 2018

At the time of adoption, we had equity securities classified as AFS with a total carrying value of $246 million.  We classified, prospectively, $110 million of equity securities within the scope of this ASU in a separate line on our Consolidated Balance Sheets.  The remaining securities, consisting of $136 million of FHLB stock, are classified in other investments on our Consolidated Balance Sheets and carried at cost.  The cumulative effect adjustment of adopting this ASU did not have a material impact on our consolidated financial condition or results of operations.

ASU 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income

These amendments require a reclassification from AOCI to retained earnings for stranded tax effects associated with the change in the federal corporate income tax rate in the Tax Cuts and Jobs Act (“Tax Act”) of 2017.  The amount of the reclassification is equal to the impact of the change in deferred taxes related to amounts recorded in AOCI resulting from the change in the statutory corporate tax rate from 35% to 21%.  Early adoption is permitted and retrospective application is required.

		January 1, 2018	We retrospectively reclassified $644 million of stranded tax effects from AOCI to retained earnings in the period of adoption.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-02, Leases and all related amendments

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU permits a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption.  Early adoption is permitted.

January 1, 2019

The adoption of this standard and related amendments will result in the recognition of approximately $200 million in right-of-use assets and lease liabilities on our Consolidated Balance Sheets as of January 1, 2019.  Comparative periods will continue to be measured and presented under historical guidance, and only the period of adoption will be subject to this ASU.  Additionally, there is not a significant difference in our pattern of lease expense recognition under this ASU, and there is no impact on cash flows.

ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative effect adjustment to the beginning balance of retained earnings.

		January 1, 2019	We do not expect the adoption of this guidance to have a material impact on our consolidated financial condition and results of operations.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

		January 1, 2019	We do not expect the adoption of this guidance to have a material impact on our consolidated financial condition and results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations, with a primary focus on our fixed maturity securities, mortgage loans and reinsurance recoverables.

ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  Early adoption is permitted.

		January 1, 2021	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.

3.  Acquisition

As previously announced, on May 1, 2018, we completed the acquisition of 100% of the capital stock of Liberty Life, which operates a group benefits business (“Liberty Group Business”) and individual life and individual and group annuity business (the “Liberty Life Business”), from Liberty Mutual Insurance Company in a transaction accounted for under the acquisition method of accounting pursuant to Business Combinations Topic 805 (“Topic 805”).  The acquisition enables us to increase our market share within the group protection marketplace.

In connection with the acquisition and pursuant to the Master Transaction Agreement (“MTA”), dated January 18, 2018, which was attached as Exhibit 2.1 to the Company’s Current Report on Form 8-K filed on January 22, 2018, Liberty Life sold the Liberty Life Business on May 1, 2018, by entering into reinsurance agreements and related ancillary documents (including administrative services agreements and transition services agreements) with Protective Life Insurance Company and its wholly-owned subsidiary, Protective Life and Annuity Insurance Company (together with Protective Life Insurance Company, “Protective”), providing for the reinsurance and administration of the Liberty Life Business.

Liberty Life’s excess capital of $1.8 billion was paid to Liberty Mutual Insurance Company through an extraordinary dividend at the acquisition date.  We paid $1.5 billion of cash to Liberty Mutual Insurance Company to acquire the Liberty Group Business.

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We recognized $85 million of acquisition-related costs, pre-tax, for the year ended December 31, 2018.  These costs are included in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

The acquisition date fair values of certain assets and liabilities, including future contract benefits, intangible assets and related weighted average expected lives, commercial mortgage loans, reinsurance recoverables and deferred income taxes, are provisional and subject to revision within one year of the acquisition date.  Since the May 1, 2018 acquisition date, we have adjusted provisional assets acquired by $(5) million and provisional liabilities acquired by $27 million for an increase in provisional goodwill of $32 million.  Under the terms of the MTA, a final balance sheet will be agreed upon at a later date.  As such, our estimates of fair values are pending finalization, which may result in adjustments to goodwill.  The following table presents the preliminary fair values (in millions) of the net assets acquired related to the Liberty Group Business as of December 31, 2018:

Preliminary
Fair Value
Assets
Investments	$2,493
Mortgage loans on real estate	658
Cash and invested cash	107
Reinsurance recoverables	76
Premiums and fees receivable	83
Accrued investment income	24
Other intangible assets acquired	640
Other assets acquired	142
Separate account assets	99
Total assets acquired	$4,322

Liabilities
Future contract benefits	$2,930
Other contract holder funds	46
Other liabilities acquired	144
Separate account liabilities	99
Total liabilities assumed	$3,219

Net identifiable assets acquired	$1,103
Goodwill	414
Net assets acquired	$1,517

Identifiable Intangible Assets

The following table presents the fair value of identifiable intangible assets acquired (dollars in millions):

		Weighted-
		Average
		Amortization
	Fair Value	Period
VOCRA	$576	20
VODA	31	13
VOBA	30	3
Insurance licenses	3	N/A
Total identifiable intangible assets	$640

VOCRA and VODA are included in other assets on our Consolidated Balance Sheets and reflect the estimated fair value of these intangible assets related to the Liberty Group Business as of May 1, 2018.  The value of the identifiable intangible assets was estimated using a discounted cash flow method.  Significant inputs to the valuation models include estimates of expected premiums, persistency rates, investment returns, claim costs, expenses and discount rates based on a weighted average cost of capital.  The carrying values of VOCRA and VODA are amortized using a straight-line method and reviewed at least annually for indicators of impairment in value that are other-than-temporary.

For information on VOBA, see Notes 1 and 8.

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The value of insurance licenses acquired was estimated using the comparable transaction method under the market approach based on arms-length transactions in which certificate authority companies with life and health insurance licenses were purchased.  The value of insurance licenses has an indefinite useful life.

Goodwill

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from assets acquired and liabilities assumed that could not be individually identified.  The goodwill recorded as part of the acquisition is attributable to expected synergies and other benefits that management believes will result from the acquisition, including an increase in distribution strength.  The goodwill resulting from the acquisition was allocated to the Group Protection segment.  The goodwill is not expected to be deductible for income tax purposes.  For more information on goodwill, see Notes 1 and 10.

Future Contract Benefits

Unpaid claims acquired reflected within future contract benefits were recorded at estimated fair value.  The reserve discount rate was based on the investment yield of the assets acquired with adjustments for risk margin.  The actuarial classifications and methodologies were adjusted to be consistent with our accounting policies and reserve methodologies.

Financial Information

Since the acquisition date of May 1, 2018, the revenues and net income of the business acquired have been included in our Consolidated Statements of Comprehensive Income (Loss) in the Group Protection segment and were $1.5 billion and $36 million, respectively, for the period ended December 31, 2018.

The following unaudited pro forma condensed consolidated results of operations of the Company assume that the acquisition of Liberty Life was completed on January 1, 2017 (in millions):

	For the Years Ended
	December 31,
	2018	2017
Revenue	$16,097	$15,080

Net income	1,642	2,034

Pro forma adjustments include the revenue and net income of the acquired business for each period as well as amortization of identifiable intangible assets acquired and the fair value adjustment to acquired insurance reserves and investments.  Other pro forma adjustments include the impact of reflecting acquisition and integration costs and investment expenses directly attributable to the business combination in 2017 instead of in 2018.  Pro forma adjustments do not include retrospective adjustments to defer and amortize acquisition costs as would be recorded under our accounting policy.

Reinsurance

Pursuant to the reinsurance agreements, the Liberty Life Business was sold to Protective for a ceding commission of $423 million.  Our amounts recoverable from reinsurers increased significantly to $19.8 billion as of December 31, 2018, from $6.5 billion as of December 31, 2017, primarily as a result of this reinsurance transaction.  As such, Protective now represents our largest reinsurance exposure.  As we are not relieved of our liability, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance recoverable from Protective.  To support its obligations under the reinsurance agreements, Protective has established trust accounts for our benefit that fully collateralize the related reinsurance recoverable.  We recorded a deferred tax asset attributed to a tax loss carryforward arising from the reinsurance transaction with Protective.

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4.  Variable Interest Entities

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2017, our captive reinsurance subsidiary, the Lincoln Reinsurance Company of Vermont VI, restructured the $275 million, long-term surplus note which was originally issued to a non-affiliated VIE in October 2015 in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE are primarily to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  As of December 31, 2018, the principal balance of the long-term surplus note was zero and we do not currently have any exposure to this VIE.

Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 5.

Limited Partnerships and Limited Liability Companies

We invest in certain LPs and limited liability companies (“LLCs”), including qualified affordable housing projects, that we have concluded are VIEs.  We do not hold any substantive kick-out or participation rights in the LPs and LLCs, and we do not receive any performance fees or decision maker fees from the LPs and LLCs.  Based on our analysis of the LPs and LLCs, we are not the primary beneficiary of the VIEs as we do not have the power to direct the most significant activities of the LPs and LLCs.

The carrying amounts of our investments in the LPs and LLCs are recognized in other investments on our Consolidated Balance Sheets and were $1.7 billion and $1.4 billion as of December 31, 2018 and 2017, respectively.  Included in these carrying amounts are our investments in qualified affordable housing projects, which were $20 million and $31 million as of December 31, 2018 and 2017, respectively.  We do not have any contingent commitments to provide additional capital funding to these qualified affordable housing projects.  We receive returns from these qualified affordable housing projects in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were $1 million and $3 million for the years ended December 31, 2018 and 2017, respectively.

Our exposure to loss is limited to the capital we invest in the LPs and LLCs, and there have been no indicators of impairment that would require us to recognize an impairment loss related to the LPs and LLCs as of December 31, 2018.

5.  Investments

AFS Securities

In 2018, we adopted ASU 2016-01, which resulted in a new classification and measurement of our equity securities.  See Note 2 for additional information.

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The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2018
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$78,837	$2,871	$2,167	$(8)	$79,549
ABS	898	42	6	(14)	948
U.S. government bonds	361	27	2	-	386
Foreign government bonds	402	42	-	-	444
RMBS	3,099	113	61	(13)	3,164
CMBS	810	6	16	(3)	803
CLOs	1,746	3	24	(5)	1,730
State and municipal bonds	4,498	703	17	-	5,184
Hybrid and redeemable preferred securities	568	44	33	-	579
Total AFS securities	$91,219	$3,851	$2,326	$(43)	$92,787

	As of December 31, 2017
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$74,921	$6,573	$341	$(7)	$81,160
ABS	882	51	6	(26)	953
U.S. government bonds	497	37	1	-	533
Foreign government bonds	391	55	-	-	446
RMBS	3,125	148	36	(21)	3,258
CMBS	589	10	2	(2)	599
CLOs	803	2	2	(5)	808
State and municipal bonds	4,033	932	6	-	4,959
Hybrid and redeemable preferred securities	561	85	22	-	624
Total fixed maturity securities	85,802	7,893	416	(61)	93,340
Equity AFS securities	247	16	17	-	246
Total AFS securities	$86,049	$7,909	$433	$(61)	$93,586

(1)	Includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2018, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$3,607	$3,636
Due after one year through five years	16,429	16,449
Due after five years through ten years	18,366	18,271
Due after ten years	46,264	47,786
Subtotal	84,666	86,142
Structured securities (ABS, MBS, CLOs)	6,553	6,645
Total fixed maturity AFS securities	$91,219	$92,787

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2018
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$30,947	$1,464	$7,023	$704	$37,970	$2,168
ABS	113	2	136	13	249	15
U.S. government bonds	70	1	23	1	93	2
RMBS	436	9	796	55	1,232	64
CMBS	470	11	82	5	552	16
CLOs	1,124	21	103	3	1,227	24
State and municipal bonds	376	7	92	10	468	17
Hybrid and redeemable
preferred securities	94	6	131	27	225	33
Total AFS securities	$33,630	$1,521	$8,386	$818	$42,016	$2,339

Total number of AFS securities in an unrealized loss position						3,360

	As of December 31, 2017
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$4,726	$67	$4,706	$276	$9,432	$343
ABS	56	-	143	15	199	15
U.S. government bonds	156	-	19	1	175	1
RMBS	277	4	599	33	876	37
CMBS	113	-	60	3	173	3
CLOs	281	2	72	-	353	2
State and municipal bonds	33	-	89	5	122	5
Hybrid and redeemable
preferred securities	20	-	124	22	144	22
Total fixed maturity securities	5,662	73	5,812	355	11,474	428
Equity AFS securities	22	14	8	3	30	17
Total AFS securities	$5,684	$87	$5,820	$358	$11,504	$445

Total number of AFS securities in an unrealized loss position						1,095

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The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2018
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$389	$122	$1	44
Six months or greater, but less than nine months	96	49	-	11
Nine months or greater, but less than twelve months	11	8	-	2
Twelve months or greater	138	70	8	32
Total	$634	$249	$9	89

	As of December 31, 2017
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$156	$57	$1	26
Six months or greater, but less than nine months	2	1	-	4
Nine months or greater, but less than twelve months	12	6	-	7
Twelve months or greater	209	77	10	49
Total	$379	$141	$11	86

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on fixed maturity AFS securities increased by $1.9 billion for the year ended December 31, 2018.  As discussed further below, we believe the unrealized loss position as of December 31, 2018, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities.

Based upon this evaluation as of December 31, 2018, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2018, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

As of December 31, 2018, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2018, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

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Changes in the amount of credit loss of income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$358	$411	$363
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	5	13	83
Credit losses on securities for which an
OTTI was previously recognized	2	7	16
Decreases attributable to:
Securities sold, paid down or matured	(28)	(73)	(51)
Balance as of end-of-year	$337	$358	$411

During 2018,  2017 and 2016, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.

Determination of Credit Losses on Corporate Bonds

As of December 31, 2018 and 2017, we reviewed our corporate bond portfolio for potential shortfalls in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near-term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor’s (“S&P”) Rating Services or Baa3 or higher by Moody’s Investors Service (“Moody’s”), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2018 and 2017, 96% of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2018 and 2017, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.1 billion and $3.4 billion, respectively, and a fair value of $2.9 billion and $3.4 billion, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2018 and 2017, that we would recover the amortized cost of each corporate bond.

Determination of Credit Losses on MBS and ABS

As of December 31, 2018 and 2017, default rates were projected by considering underlying MBS and ABS loan performance and collateral type.  Projected default rates on existing delinquencies vary depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity, with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

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Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2018	2017
Fixed maturity securities:
Corporate bonds	$1,559	$1,250
ABS	17	15
U.S. government bonds	43	115
Foreign government bonds	23	23
RMBS	78	85
CMBS	7	2
CLOs	104	3
State and municipal bonds	16	17
Hybrid and redeemable preferred securities	22	23
Total trading securities	$1,869	$1,533

The portion of the market adjustment for trading gains and losses recognized in realized gain (loss) that relate to trading securities still held as of December 31, 2018,  2017 and 2016, was $(55) million, $8 million and $(3) million, respectively.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31, 2018			As of December 31, 2017
	Commercial	Residential	Total	Commercial	Residential	Total
Current	$12,959	$239	$13,198	$10,662	$-	$10,662
60 to 90 days past due	-	1	1	-	-	-
Greater than 90 days past due	-	-	-	3	-	3
Valuation allowance	-	-	-	(3)	-	(3)
Unamortized premium (discount)	(17)	8	(9)	-	-	-
Total carrying value	$12,942	$248	$13,190	$10,662	$-	$10,662

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss has occurred.

For our commercial mortgage loans, no specifically identified loans were impaired as of December 31, 2018.  Three mortgage loans were impaired as of December 31, 2017, with an aggregate principal balance of $11 million for which a specific valuation allowance of $3 million was established resulting in a net carrying value of $8 million.

For our residential mortgage loans, no specifically identified loans were impaired as of December 31, 2018 or 2017.  The general allowance established on residential mortgage loans as of December 31, 2018, was less than $1 million.

The changes in the valuation allowance associated with impaired commercial mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$3	$2	$2
Additions	-	1	-
Charge-offs, net of recoveries	(3)	-	-
Balance as of end-of-year	$-	$3	$2

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The average carrying value for impaired commercial mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Average carrying value for impaired
mortgage loans on real estate	$5	$6	$6
Interest income recognized on impaired
mortgage loans on real estate	1	-	-
Interest income collected on impaired
mortgage loans on real estate	1	-	-

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our commercial mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2018			As of December 31, 2017
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$11,656	90.1%	2.30	$9,563	89.7%	2.27
65% to 74%	1,234	9.5%	1.76	1,000	9.4%	1.94
75% to 100%	52	0.4%	1.03	91	0.8%	0.97
Greater than 100%	-	0.0%	0.00	8	0.1%	0.82
Total	$12,942	100.0%		$10,662	100.0%

As described in Note 1, we use loan performance status as the primary credit quality indicator for our residential mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2018		As of December 31, 2017
	Carrying	% of	Carrying	% of
Performance Indicator	Value	Total	Value	Total
Performing	$247	99.6%	$-	0.0%
Nonperforming	1	0.4%	-	0.0%
Total	$248	100.0%	$-	0.0%

Our commercial mortgage loan portfolio is geographically diversified throughout the U.S. with the largest concentrations in California, which accounted for 23% and 21% of commercial mortgage loans on real estate as of December 31, 2018 and 2017, respectively, and Texas, which accounted for 12% of commercial mortgage loans on real estate as of December 31, 2018 and 2017.

Our residential mortgage loan portfolio is geographically diversified throughout the U.S. with the largest concentrations in California and Florida, which accounted for 34% and 19%, respectively, of residential mortgage loans on real estate as of December 31, 2018.  We did not have residential mortgage loan exposure as of December 31, 2017.

Alternative Investments

As of December 31, 2018 and 2017, alternative investments included investments in 234 and 221 different partnerships, respectively, and the portfolios represented approximately 1% of our overall invested assets.

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Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Fixed maturity AFS securities	$4,129	$4,048	$4,019
Equity AFS securities	-	12	11
Trading securities	79	88	94
Equity securities	4	-	-
Mortgage loans on real estate	492	433	413
Real estate	1	1	1
Policy loans	122	134	139
Invested cash	23	11	12
Commercial mortgage loan prepayment
and bond make-whole premiums	78	138	115
Alternative investments	222	165	75
Consent fees	4	6	5
Other investments	24	5	4
Investment income	5,178	5,041	4,888
Investment expense	(334)	(281)	(257)
Net investment income	$4,844	$4,760	$4,631

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Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Fixed maturity AFS securities: (1)
Gross gains	$36	$17	$65
Gross losses	(80)	(43)	(128)
Gross OTTI	(7)	(20)	(99)
Equity AFS securities:
Gross gains	-	6	8
Gross OTTI	-	-	(1)
Gain (loss) on other investments (2)	(15)	(10)	(62)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(22)	(21)	(24)
Total realized gain (loss) related to certain investments	(88)	(71)	(241)
Realized gain (loss) on the mark-to-market on certain instruments (3)	251	(155)	(66)
Indexed annuity and IUL contracts net derivatives results: (4)
Gross gain (loss)	(51)	(22)	(1)
Associated amortization of DAC, VOBA, DSI and DFEL	12	(2)	(4)
GLB fees ceded to LNBAR and attributed fees:
Gross gain (loss)	(184)	(174)	(166)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(32)	(32)
Total realized gain (loss)	$(92)	$(456)	$(510)

(1)	These amounts are represented net of related fair value hedging activity. See Note 6 for more information.
(2)	Includes market adjustments on equity securities still held of $(17) million for the year ended December 31, 2018.
(3)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and indexed universal life insurance (“IUL”) contracts net derivatives results), reinsurance related embedded derivatives and trading securities.

(4)

Represents the net difference between the change in fair value of the S&P 500 Index® (“S&P 500”) call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

Details underlying write-downs taken as a result of OTTI (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
OTTI Recognized in Net Income (Loss)
Fixed maturity AFS securities:
Corporate bonds	$(5)	$(13)	$(80)
ABS	(1)	(2)	(5)
RMBS	(1)	(2)	(10)
CMBS	-	(2)	(1)
State and municipal bonds	-	(1)	(3)
Total fixed maturity AFS securities	(7)	(20)	(99)
Equity AFS securities	-	-	(1)
Gross OTTI recognized in net income (loss)	(7)	(20)	(100)
Associated amortization of DAC, VOBA, DSI and DFEL	-	2	-
Net OTTI recognized in net income (loss)	$(7)	$(18)	$(100)

We recognized less than $1 million of OTTI in OCI for the years ended December 31, 2018 and 2017.  We recognized $53 million of gross OTTI in OCI, offset by $12 million for the change in DAC, VOBA, DSI and DFEL, for the year ended December 31, 2016.

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Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Consolidated Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2018		As of December 31, 2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$616	$616	$701	$701
Securities pledged under securities lending agreements (2)	88	85	222	213
Securities pledged under repurchase agreements (3)	152	157	531	554
Investments pledged for Federal Home Loan Bank of
Indianapolis (“FHLBI”) (4)	3,930	5,923	2,900	4,235
Total payables for collateral on investments	$4,786	$6,781	$4,354	$5,703

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 6 for additional information.

(2)

Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)

Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.

(4)

Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2018	2017	2016
Collateral payable for derivative investments	$(85)	$(112)	$(481)
Securities pledged under securities lending agreements	(134)	5	(25)
Securities pledged under repurchase agreements	(379)	1	(144)
Investments pledged for FHLBI	1,030	(450)	995
Total increase (decrease) in payables for collateral on investments	$432	$(556)	$345

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We have elected not to offset our repurchase agreements and securities lending transactions in our financial statements.  The remaining contractual maturities of repurchase agreements and securities lending transactions accounted for as secured borrowings (in millions) were as follows:

	As of December 31, 2018
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
Corporate bonds	$-	$-	$-	$152	$152
Securities Lending
Corporate bonds	88	-	-	-	88
Total gross secured borrowings	$88	$-	$-	$152	$240

	As of December 31, 2017
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
Corporate bonds	$-	$100	$281	$150	$531
Securities Lending
Corporate bonds	222	-	-	-	222
Total gross secured borrowings	$222	$100	$281	$150	$753

We accept collateral in the form of securities in connection with repurchase agreements.  In instances where we are permitted to sell or re-pledge the securities received, we report the fair value of the collateral received and a related obligation to return the collateral in the financial statements.  In addition, we receive securities in connection with securities borrowing agreements which we are permitted to sell or re-pledge.  As of December 31, 2018, the fair value of all collateral received that we are permitted to sell or re-pledge was $537 million.  As of December 31, 2018, we have re-pledged $378 million of this collateral to cover initial margin on certain derivative investments.

Investment Commitments

As of December 31, 2018, our investment commitments were $2.1 billion, which included $843 million of LPs, $804 million of mortgage loans on real estate and $476 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2018 and 2017, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.4 billion and $1.2 billion, respectively, or 1% of our invested assets portfolio, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $1.2 billion and $930 million, respectively, or 1% of our invested assets portfolio.  These concentrations include fixed maturity AFS, trading and equity securities.

As of December 31, 2018, our most significant investments in one industry were our investments in securities in the financial services industry and the consumer non-cyclical industry with a fair value of $16.0 billion and $13.8 billion, respectively, or 14% and 12%, respectively, of our invested assets portfolio.   As of December 31, 2017, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry and the utilities industry with a fair value of $14.3 billion and $13.8 billion, respectively, or 13% and 12%, respectively, of our invested assets portfolio. These concentrations include fixed maturity AFS, trading and equity securities.

6.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

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See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 20 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

We also use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed maturity securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges, to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.  A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

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Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Variance Swaps

We use variance swaps to hedge the liability exposure on certain options in variable annuity products.  Variance swaps are contracts entered into at no cost whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception of the contract.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps – Buying Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Credit Default Swaps – Selling Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

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Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We are exposed to risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  These GLB features are reinsured among various reinsurance counterparties on either a Modco or coinsurance basis.  We cede a portion of the GLB features to LNBAR on a funds withheld modified coinsurance basis.  The funds withheld arrangement includes a dynamic hedging strategy designed to mitigate selected risks. Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the changes in embedded derivative GLB reserves assumed by LNBAR caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage the hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve assumed by LNBAR due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

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We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2018			As of December 31, 2017
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$1,528	$33	$9	$1,544	$45	$16
Foreign currency contracts (1)	2,326	167	39	1,804	79	79
Total cash flow hedges	3,854	200	48	3,348	124	95
Fair value hedges:
Interest rate contracts (1)	553	-	137	563	-	174
Non-Qualifying Hedges
Interest rate contracts (1)	100,628	464	138	72,937	657	127
Foreign currency contracts (1)	47	-	-	22	-	-
Equity market contracts (1)	30,273	676	162	30,918	562	557
Credit contracts (1)	-	-	-	52	-	-
Embedded derivatives:
GLB direct (2)	-	123	-	-	903	-
GLB ceded (2) (3)	-	72	196	-	51	954
Reinsurance related (4)	-	188	-	-	-	51
Indexed annuity and IUL contracts (2) (5)	-	902	1,305	-	11	1,418
Total derivative instruments	$135,355	$2,625	$1,986	$107,840	$2,308	$3,376

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.
(3)	Reported in other liabilities on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

Beginning in the first quarter 2017, consistent with changes enacted by the Chicago Mercantile Exchange (“CME”), the Company offset the variation margin payments with the derivative balances that are cleared through CME.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2018
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$12,968	$16,828	$49,713	$23,000	$200	$102,709
Foreign currency contracts (2)	102	268	728	1,166	109	2,373
Equity market contracts	20,876	5,011	1,236	14	3,136	30,273
Total derivative instruments
with notional amounts	$33,946	$22,107	$51,677	$24,180	$3,445	$135,355

(1)	As of December 31, 2018, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was March 2027.
(2)	As of December 31, 2018, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was September 2049.

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The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$27	$93	$157
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cumulative effect from adoption of
new accounting standard	6	-	-
Cash flow hedges:
Interest rate contracts	(4)	43	(165)
Foreign currency contracts	44	20	(10)
Change in foreign currency exchange rate adjustment	111	(137)	96
Change in DAC, VOBA, DSI and DFEL	(14)	1	2
Income tax benefit (expense)	(29)	26	27
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	4	4	5
Interest rate contracts (2)	-	-	1
Foreign currency contracts (1)	27	18	11
Foreign currency contracts (2)	-	9	7
Associated amortization of DAC, VOBA, DSI and DFEL	(3)	(2)	(2)
Income tax benefit (expense)	(6)	(10)	(8)
Balance as of end-of-year	$119	$27	$93

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	The OCI offset is reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$4	$4	$5
Interest rate contracts (2)	-	-	1
Foreign currency contracts (1)	27	18	11
Foreign currency contracts (2)	-	9	7
Total cash flow hedges	31	31	24
Fair value hedges:
Interest rate contracts (1)	(14)	(23)	(28)
Interest rate contracts (2)	37	7	16
Total fair value hedges	23	(16)	(12)
Non-Qualifying Hedges
Interest rate contracts (2)	(149)	103	181
Foreign currency contracts (2)	5	-	(14)
Equity market contracts (2)	445	(1,427)	(1,253)
Equity market contracts (3)	(17)	28	12
Credit contracts (3)	-	1	(5)
Embedded derivatives:
GLB(2)	(1)	-	-
Reinsurance related (2)	292	(141)	(57)
Indexed annuity and IUL contracts (2)	81	(400)	(120)
Total derivative instruments	$710	$(1,821)	$(1,244)

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Offset to net investment income	$4	22	16
Offset to realized gain (loss)	27	9	8

As of December 31, 2018, $38 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2018 and 2017, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

As of December 31, 2018, we did not have any exposure related to credit default swaps for which we are the seller.

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As of December 31, 2017, information related to our credit default swaps for which we are the seller (dollars in millions) was as follows:

Credit
		Reason	Nature	Rating of	Number		Maximum
		for	of	Underlying	of	Fair	Potential
Credit Contract Type	Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
Basket credit default swaps	12/20/2022	(3)	(4)	BBB+	1	$1	$52

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody’s, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	Credit default swaps were entered into in order to hedge the liability exposure on certain variable annuity products.
(4)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of	As of
	December 31,	December 31,
	2018	2017
Maximum potential payout	$-	$52
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$-	$52

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post collateral if the market value was less than zero.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2018, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, we and LLANY have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2018 or 2017.

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The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2018		As of December 31, 2017
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$33	$(4)	$116	$(1)
A+	296	(26)	178	(453)
A	106	(36)	170	(48)
A-	4	-	237	-
BBB+	177	-	-	(4)
	$616	$(66)	$701	$(506)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2018
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,282	$1,285	$2,567
Gross amounts offset	(201)	-	(201)
Net amount of assets	1,081	1,285	2,366
Gross amounts not offset:
Cash collateral	(616)	-	(616)
Non-cash collateral	(58)	-	(58)
Net amount	$407	$1,285	$1,692

Financial Liabilities
Gross amount of recognized liabilities	$806	$1,501	$2,307
Gross amounts offset	(59)	-	(59)
Net amount of liabilities	747	1,501	2,248
Gross amounts not offset:
Cash collateral	(66)	-	(66)
Non-cash collateral	(190)	-	(190)
Net amount	$491	$1,501	$1,992

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	As of December 31, 2017
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,082	$965	$2,047
Gross amounts offset	(237)	-	(237)
Net amount of assets	845	965	1,810
Gross amounts not offset:
Cash collateral	(701)	-	(701)
Net amount	$144	$965	$1,109

Financial Liabilities
Gross amount of recognized liabilities	$1,037	$2,423	$3,460
Gross amounts offset	(261)	-	(261)
Net amount of liabilities	776	2,423	3,199
Gross amounts not offset:
Cash collateral	(506)	-	(506)
Net amount	$270	$2,423	$2,693

7.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Current	$179	$118	$25
Deferred	78	(1,405)	242
Federal income tax expense (benefit)	$257	$(1,287)	$267

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Tax rate times pre-tax income	$384	$256	$504
Effect of:
Tax-preferred investment income	(87)	(280)	(196)
Tax credits	(39)	(29)	(28)
Change in uncertain tax positions	1	(17)	(11)
Excess tax benefits from share-based
compensation	(3)	(8)	(4)
Goodwill impairment	-	316	-
Deferred tax impact from the Tax Cuts
and Jobs Act	3	(1,526)	-
Other items	(2)	1	2
Federal income tax expense (benefit)	$257	$(1,287)	$267
Effective tax rate	14%	-176%	19%

The effective tax rate is the ratio of tax expense (benefit) over pre-tax income (loss).  Tax-preferred investment income as reflected above relates primarily to the separate account dividends-received deduction, which generated a total tax benefit of $84 million, $264 million and $175 million for the years ended December 31, 2018, 2017 and 2016, respectively.  As a result of the Tax Act, the recorded tax benefit for the separate account dividends-received deduction was substantially less in our 2018 income tax provision as compared to prior years.

As a result of the enactment of the Tax Act on December 22, 2017, we remeasured our existing deferred tax balances at the 21% marginal corporate income tax rate and recognized a $1.5 billion tax benefit in 2017.  The SEC previously issued rules that allow for a one-year measurement period after the enactment of the Tax Act to finalize calculations and recording of the related tax impacts.  Subsequent to the enactment date, we completed our review of the provisions of the Tax Act, including the impact of the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance provisions on our financial statements.

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We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2018	2017
Current	$205	$206
Deferred	(1,421)	(2,391)
Total federal income tax asset (liability)	$(1,216)	$(2,185)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2018	2017
Deferred Tax Assets
Future contract benefits and other contract holder funds	$549	$580
Reinsurance related embedded derivative liability	-	11
Compensation and benefit plans	120	123
Intangibles	40	-
Tax credits	-	76
Net operating losses	264	-
Other	59	8
Total deferred tax assets	$1,032	$798
Deferred Tax Liabilities
DAC	$1,380	$1,112
VOBA	302	105
Net unrealized gain on AFS securities	333	1,579
Net unrealized gain on trading securities	25	39
Intangibles	-	9
Investment activity	334	118
Reinsurance related embedded derivative asset	39	-
Deferred gain on business sold through reinsurance	34	35
Other	6	192
Total deferred tax liabilities	$2,453	$3,189
Net deferred tax asset (liability)	$(1,421)	$(2,391)

As of December 31, 2018, we had no remaining deferred tax assets related to tax credits; however, we have $1.3 billion of net operating losses to carry forward to future years.  Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2018 and 2017,  $12 million and $11 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our federal income tax expense (benefit) and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2018	2017
Balance as of beginning-of-year	$11	$1
Increases for prior year tax positions	-	9
Increases for current year tax positions	1	1
Balance as of end-of-year	$12	$11

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2018, 2017 and 2016, we recognized interest and penalty expense (benefit) related to uncertain tax positions of zero,    zero and $(2) million, respectively.  There was no accrued interest and penalty expense related to the unrecognized tax benefits as of December 31, 2018 and 2017.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2015 and forward remain open under the applicable statute of limitations.  We are

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currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact our results.

8.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$7,909	$8,269	$8,620
Business acquired (sold) through reinsurance	(246)	-	-
Deferrals	1,596	1,345	1,339
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(913)	(922)	(879)
Unlocking	(115)	61	(276)
Adjustment related to realized gains (losses)	(42)	(55)	(51)
Adjustment related to unrealized gains (losses)	1,320	(789)	(484)
Balance as of end-of-year	$9,509	$7,909	$8,269

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$499	$874	$873
Business acquired (sold) through reinsurance	(11)	-	-
Business acquired	30	-	-
Deferrals	7	7	3
Amortization:
Amortization, excluding unlocking	(127)	(105)	(105)
Unlocking	(60)	(48)	36
Accretion of interest (1)	48	52	52
Adjustment related to realized gains (losses)	(2)	(1)	(2)
Adjustment related to unrealized gains (losses)	415	(280)	17
Balance as of end-of-year	$799	$499	$874

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.2% to 6.9%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2018, was as follows:

2019	$81
2020	77
2021	73
2022	67
2023	64

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Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$287	$293	$301
Business acquired (sold) through reinsurance	(21)	-	-
Deferrals	48	29	25
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(28)	(30)	(28)
Unlocking	-	(4)	(2)
Adjustment related to realized gains (losses)	(1)	(2)	(2)
Adjustment related to unrealized gains (losses)	13	1	(1)
Balance as of end-of-year	$298	$287	$293

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$1,429	$1,855	$1,923
Deferrals	874	753	628
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(474)	(383)	(345)
Unlocking	(52)	(3)	(63)
Adjustment related to realized (gains) losses	(19)	(18)	(11)
Adjustment related to unrealized (gains) losses	1,005	(775)	(277)
Balance as of end-of-year	$2,763	$1,429	$1,855

9.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

	For the Years Ended December 31,
	2018	2017	2016
Direct insurance premiums and fee income	$11,882	$10,103	$9,373
Reinsurance assumed	96	101	105
Reinsurance ceded	(1,883)	(1,817)	(1,728)
Total insurance premiums and fee income	$10,095	$8,387	$7,750

Direct insurance benefits	$8,513	$6,669	$6,112
Reinsurance recoveries netted against benefits	(2,369)	(1,851)	(1,865)
Total benefits	$6,144	$4,818	$4,247

We and our insurance subsidiaries cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2018, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 25% of the mortality risk on newly issued life insurance contracts in 2018.  Approximately 44% and 35% of our total individual life in-force amount was reinsured as of December 31, 2018 and 2017, respectively.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers and LNBAR.  The amounts recoverable from reinsurers were $19.8 billion and $6.5 billion as of December 31, 2018 and 2017, respectively.

As disclosed in Note 3, Protective represents our largest reinsurance exposure following the sale of the Liberty Life Business that resulted in amounts recoverable from Protective of $12.1 billion as of December 31, 2018.  Protective has funded trusts, of which the balance in the trusts changes as a result of ongoing reinsurance activity, to support the business ceded, which totaled $13.7 billion as of December 31, 2018.

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Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain liabilities and obligations under the indemnity reinsurance agreements.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $1.5 billion and $1.9 billion as of December 31, 2018 and 2017, respectively.  Swiss Re has funded a trust, with a balance of $2.4 billion as of December 31, 2018, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2018,  included $177 million and $24 million, respectively, related to the business sold to Swiss Re.  In addition, the amounts recoverable from LNBAR were $2.5 billion and $2.1 billion as of December 31, 2018 and 2017, respectively.  LNBAR has funded trusts to support the business ceded of which the balance in the trusts changes as a result of ongoing reinsurance activity and totaled $1.9 billion as of December 31, 2018.

Portions of our deferred annuity business have been reinsured on either a coinsurance or a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2018 and 2017, the reserves associated with these reinsurance arrangements totaled $443 million and $541 million, respectively.  In addition, effective October 1, 2018, we entered into a Modco agreement with Athene to reinsure fixed and fixed indexed annuity products, which resulted in a $7.5 billion deposit asset reflected within other assets on our Consolidated Balance Sheets as of December 31, 2018.  The Modco account includes fixed maturity AFS securities, trading securities, commercial mortgage loans, derivative investments and cash that had carrying values of $6.5 billion, $559 million, $72 million, $60 million and $265 million, respectively, as of December 31, 2018.  As described in Note 1, we recorded a deferred gain on business sold through reinsurance related to the transaction with Athene and amortized $8 million of the gain during 2018.

10.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2018
	Gross	Accumulated
	Goodwill	Impairment			Net
	as of	as of	Acquisition		Goodwill
	Beginning-	Beginning-	Accounting		as of End-
	of-Year	of-Year	Adjustments	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$-	$440
Retirement Plan Services	20	-	-	-	20
Life Insurance	2,186	(1,552)	-	-	634
Group Protection	274	-	414	-	688
Total goodwill	$3,520	$(2,152)	$414	$-	$1,782

	For the Year Ended December 31, 2017
	Gross	Accumulated
	Goodwill	Impairment			Net
	as of	as of	Acquisition		Goodwill
	Beginning-	Beginning-	Accounting		as of End-
	of-Year	of-Year	Adjustments	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$-	$440
Retirement Plan Services	20	-	-	-	20
Life Insurance	2,186	(647)	-	(905)	634
Group Protection	274	-	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$(905)	$1,368

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2018, we performed our annual quantitative goodwill impairment test for our reporting units, and the fair value was in excess of each reporting unit’s carrying value for Annuities, Retirement Plan Services, Life Insurance and Group Protection.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities, Retirement Plan Services and Group Protection reporting units had fair values that exceeded the carrying value of each reporting unit.  Our early adoption of ASU 2017-04,

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“Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $905 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value.

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2018		As of December 31, 2017
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Retirement Plan Services:
Mutual fund contract rights (1)	$5	$-	$5	$-
Life Insurance:
Sales force	100	51	100	47
Group Protection:
VOCRA	576	5	-	-
VODA	31	-	-	-
Insurance licenses (1)	3	-	-	-
Total	$715	$56	$105	$47

(1)	No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2018, was as follows:

2019	$26
2020	37
2021	37
2022	37
2023	37
Thereafter	477

11.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2018 (1)	2017 (1)
Return of Net Deposits
Total account value	$89,783	$96,941
Net amount at risk (2)	1,002	81
Average attained age of contract holders	65 years	64 years

Minimum Return
Total account value	$88	$108
Net amount at risk (2)	18	18
Average attained age of contract holders	77 years	76 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$23,365	$26,596
Net amount at risk (2)	2,007	417
Average attained age of contract holders	71 years	70 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

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The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$100	$110	$115
Changes in reserves	77	8	34
Benefits paid	(16)	(18)	(39)
Balance as of end-of-year	$161	$100	$110

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2018	2017
Asset Type
Domestic equity	$54,060	$59,647
International equity	18,359	20,837
Fixed income	37,942	40,626
Total	$110,361	$121,110

Percent of total variable annuity separate account values	99%	99%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 33% and 32% of total life insurance in-force reserves as of December 31, 2018 and 2017, respectively.  UL and VUL products with secondary guarantees represented 36%, 27% and 33% of total sales for the years ended December 31, 2018, 2017 and 2016, respectively.

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12.  Liability for Unpaid Claims

Changes in the liability for unpaid claims (in millions), were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$2,222	$2,242	$2,307
Reinsurance recoverable	57	69	71
Net balance as of beginning-of-year	2,165	2,173	2,236
Business acquired (1)	2,842	-	-
Incurred related to:
Current year	2,531	1,346	1,395
Prior years:
Interest	120	69	71
All other incurred (2)	(208)	(76)	(156)
Total incurred	2,443	1,339	1,310
Paid related to:
Current year	(1,197)	(798)	(806)
Prior years	(1,061)	(549)	(567)
Total paid	(2,258)	(1,347)	(1,373)
Net balance as of end-of-year	5,192	2,165	2,173
Reinsurance recoverable	143	57	69
Balance as of end-of-year	$5,335	$2,222	$2,242

(1)	Represents Liberty group life and disability reserves, net, as of May 1, 2018, subject to finalization of acquisition date fair values. See Note 3 for additional information.
(2)

All other incurred is primarily impacted by the level of claim resolutions in the period compared to that which is expected by the reserve assumption. A negative number implies a favorable result where claim resolutions were more favorable than assumed. Our claim resolution rate assumption used in determining reserves is our expectation of the resolution rate we will experience over the long-term life of the block of claims. It will vary from actual experience in any one period, both favorably and unfavorably.

The majority of the reserves included above are for long-term disability claims. The interest rate assumption is an important part of the reserving process due to the long benefit period for these claims. Interest accrued on prior years reserves has been calculated on the opening reserve balance less one-half of the prior year’s incurred claim payments at our average reserve discount rate.

Long-term disability benefits may extend for many years, and claim development schedules do not reflect these longer benefit periods.  As a result, we use longer term retrospective runoff studies, experience studies and prospective studies to develop our liability estimates.    Long-term disability reserves are discounted using rates ranging from 3.25% to 5%. The discount rates vary by year of claim incurral.

A reconciliation of future contract benefits as reported in our Consolidated Balance Sheets to the liability for unpaid claims (in millions), was as follows:

	As of December 31,
	2018	2017	2016
Future contract benefits	$33,884	$22,063	$20,681
Less:
Life insurance and annuity reserves and claims due	27,133	18,414	16,923
Accident and health life insurance reserves	1,416	1,427	1,516
Liability for unpaid claims	$5,335	$2,222	$2,242

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13.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2018	2017
Short-Term Debt
Short-term debt (1)	$288	$10

Long-Term Debt, Excluding Current Portion
9.76% surplus note, due 2024	$50	$50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	600	573
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 155 bps surplus note, due 2037	25	25
4.20% surplus note, due 2037	50	50
LIBOR + 100 bps surplus note, due 2037	312	325
4.50% surplus note, due 2038	13	-
Total long-term debt	$2,401	$2,374

(1)	The short-term debt represents short-term notes payable to LNC.

On September 27, 2017, we executed the right to repay the $240 million surplus note issued on June 28, 2013, to LNC and recognized a $5 million loss on the early extinguishment of debt, pre-tax, related to unamortized issuance costs on our Consolidated Statements of Comprehensive Income (Loss).

Future principal payments due on long-term debt (in millions) as of December 31, 2018, were as follows:

2019	$-
2020	-
2021	-
2022	-
2023	-
Thereafter	2,401
Total	$2,401

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2018, was $600 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of

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interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On July 1, 2017, we issued a surplus note of $25 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 155 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 1, 2017, we issued a surplus note of $50 million to LNC.  The note calls for us to pay the principal amount of the note on or before July 1, 2037, and interest to be paid quarterly at an annual rate of 4.20%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.  On June 15, 2017, the surplus note was amended to include repayment terms stating subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.  The outstanding principal amount as of December 31, 2018, was $312 million due to executing our right to repay the surplus note in part to LNC.

On July 1, 2018, we issued a surplus note of $13 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2038, and interest to be paid quarterly at an annual rate of 4.50%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

Credit Facilities and Letters of Credit

Credit facilities, which allow for borrowing or issuances of letters of credit (“LOCs”), and LOCs (in millions) were as follows:

		As of December 31, 2018
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	Jun-2021	$2,500	$995
LOC facility (1)	Aug-2031	990	953
LOC facility (1)	Oct-2031	1,006	1,006
Total		$4,496	$2,954

(1)	Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.

On June 30, 2016, the existing credit agreement was refinanced with a syndicate of banks.  This agreement (the “credit facility”) allows for the borrowing and issuance of LOCs of up to $2.5 billion, $1.75 billion of which is available only to reimburse the banks for drawn LOCs.  The credit facility is unsecured and has a commitment termination date of June 30, 2021.  The LOCs under the facility are used primarily to satisfy reserve credit requirements of (i) LNL and LLANY for which reserve credit is provided by LNL captive reinsurance subsidiaries and LNBAR and (ii) certain ceding companies of our legacy reinsurance business.

The credit facility contains or includes:

•

Customary terms and conditions, including covenants restricting our ability to incur liens, merge or consolidate with another entity where we are not the surviving entity and dispose of all or substantially all of our assets;

•

Financial covenants including maintenance of a minimum consolidated net worth (as defined in the facility) equal to the sum of $10.5 billion plus 50% of the aggregate net proceeds of equity issuances received by us in accordance with the terms of the credit facility; and a debt-to-capital ratio as defined in accordance with the credit facility not to exceed 0.35 to 1.00; and

•	Customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.

Upon an event of default, the credit facility provides that, among other things, the commitments may be terminated and the loans then outstanding may be declared due and payable.  As of December 31, 2018, we were in compliance with all such covenants.

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Our LOC facility agreements each contain customary terms and conditions, including early termination fees, covenants restricting the ability of the subsidiaries to incur liens, merge or consolidate with another entity and dispose of all or substantially all of their assets.  Upon an event of early termination, the agreements require the immediate payment of all or a portion of the present value of the future LOC fees that would have otherwise been paid.  Further, the agreements contain customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.  The events of default include payment defaults, covenant defaults, material inaccuracies in representations and warranties, bankruptcy and liquidation proceedings and other customary defaults.  Upon an event of default, the agreements provide that, among other things, obligations to issue, amend or increase the amount of any LOC shall be terminated and any obligations shall become immediately due and payable.  As of December 31, 2018, we were in compliance with all such covenants.

14.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisers and unclaimed property laws.

LNL and its affiliates are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2018.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL’s financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2018, we estimate the aggregate range of reasonably possible losses to be up to approximately $50 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Certain reinsurers have sought rate increases on certain yearly renewable term treaties.  We are disputing the requested rate increases under these treaties.  We have initiated and will initiate arbitration proceedings, as necessary, under these treaties in order to protect our contractual rights.  Additionally, reinsurers may initiate arbitration proceedings against us.  We believe it is unlikely the outcome of these disputes will have a material adverse effect on our financial condition.  For more information about reinsurance, see Note 9.

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Cost of Insurance Litigation

Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, filed in the U.S. District Court for the District of Connecticut, No. 3:16-cv-00827, is a putative class action that was served on LNL on June 8, 2016.  Plaintiff is the owner of a universal life insurance policy who alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who owned policies containing non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  On January 11, 2019, the court dismissed plaintiff’s complaint in its entirety.  On February 26, 2019, plaintiff filed a motion for leave to amend the complaint.

Hanks v. The Lincoln Life and Annuity Company of New York (“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

EFG Bank AG, Cayman Branch, et al. v. The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:17-cv-02592, is a civil action filed on February 1, 2017.  Plaintiffs own Legend Series universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased cost of insurance rates beginning in 2016.  We are vigorously defending this matter.

In re: Lincoln National COI Litigation, pending in the U.S. District Court for the Eastern District of Pennsylvania, Master File No. 2:16-cv-06605-GJP, is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order dated March 20, 2017.  In addition to consolidating a number of existing matters, the order also covers any future cases filed in the same district related to the same subject matter.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2016.  Plaintiffs seek to represent classes of policyowners and seek damages on their behalf.  We are vigorously defending this matter.

In re: Lincoln National 2017 COI Rate Litigation, Master File No. 2:17-cv-04150 is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order of the court in March 2018.  Plaintiffs own universal life insurance policies originally issued by former Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2017.  Plaintiffs seek to represent classes of policyholders and seek damages on their behalf.  We are vigorously defending this matter.

TVPX ARS INC., as Securities Intermediary for Consolidated Wealth Management, LTD. v. The Lincoln National Life Insurance Company, filed in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-02989, is a putative class action that was filed on July 17, 2018.  Plaintiff alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who own policies issued by LNL or its predecessors containing non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  We are vigorously defending this matter.

LSH Co. and Wells Fargo Bank, National Association, as securities intermediary for LSH Co. v. Lincoln National Corporation and The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-05529, is a civil action filed on December 21, 2018.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased non-guaranteed cost of insurance rates in 2016 and 2017.  Because the majority of policies at issue experienced a rate change in 2016, we expect the case will be consolidated with the In re: Lincoln National COI Litigation and EFG Bank cases, discussed above.  We are vigorously defending this matter.

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Commitments

Operating Leases

We lease office space and certain equipment under various long-term lease agreements.  Rental expense on operating leases for the years ended December 31, 2018, 2017 and 2016, was $43 million, $36 million and $37 million, respectively.  Our future minimum lease payments (in millions) as of December 31, 2018, were as follows:

2019	$36
2020	36
2021	32
2022	27
2023	24
Thereafter	85
Total	$240

Capital Leases

In 2018 and 2017, we entered into sale-leaseback transactions on $88 million and $62 million, respectively, (net of amortization) of assets.  These transactions have been classified as other assets on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets’ remaining lives.  Total accumulated amortization of all capital leased assets under sale-leaseback transactions as of December 31, 2018 and 2017, was $282 million and $101 million, respectively.  Future minimum lease payments under capital leases (in millions) as of December 31, 2018, were as follows:

2019	$97
2020	58
2021	68
2022	67
2023	91
Thereafter	28
Total minimum lease payments	409
Less: Amount representing interest	45
Present value of minimum lease payments	$364

Vulnerability from Concentrations

As of December 31, 2018, we did not have a concentration of:  business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.  For information on our investment and reinsurance concentrations, see Notes 5 and 9, respectively.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity (“ALVA”) product offered in our Annuities segment is significant to this segment.  The ALVA product accounted for 11%, 14% and 21% of Annuities’ variable annuity product deposits in 2018, 2017 and 2016, respectively, and represented approximately 38%,  40% and 41% of the segment’s total variable annuity product account values as of December 31, 2018, 2017 and 2016, respectively.  In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance SeriesSM (“AFIS”) funds.  For the Annuities segment, AFIS funds accounted for  16%,  20% and 23% of variable annuity product deposits in 2018, 2017 and 2016, respectively, and represented 45%,  47% and 47% of the segment’s total variable annuity product account values as of December 31, 2018, 2017 and 2016, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(18) million and $(17) million as of December 31, 2018 and 2017, respectively.

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15.  Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$3,283	$1,687	$934
Cumulative effect from adoption of new accounting standards	634	-	-
Unrealized holding gains (losses) arising during the year	(5,995)	2,872	1,549
Change in foreign currency exchange rate adjustment	(107)	134	(100)
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	1,748	(703)	(460)
Income tax benefit (expense)	923	(745)	(351)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(44)	(40)	(155)
Associated amortization of DAC, VOBA, DSI and DFEL	(19)	(19)	(22)
Income tax benefit (expense)	13	21	62
Balance as of end-of-year	$536	$3,283	$1,687
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$39	$22	$19
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	9	-	-
Gross OTTI recognized in OCI during the year	-	-	(53)
Change in DAC, VOBA, DSI and DFEL	-	-	12
Income tax benefit (expense)	-	-	14
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	(18)	34	51
Change in DAC, VOBA, DSI and DFEL	(5)	(7)	(7)
Income tax benefit (expense)	4	(10)	(15)
Balance as of end-of-year	$29	$39	$22
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$27	$93	$157
Cumulative effect from adoption of new accounting standard	6	-	-
Unrealized holding gains (losses) arising during the year	40	63	(175)
Change in foreign currency exchange rate adjustment	111	(137)	96
Change in DAC, VOBA, DSI and DFEL	(14)	1	2
Income tax benefit (expense)	(29)	26	27
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	31	31	24
Associated amortization of DAC, VOBA, DSI and DFEL	(3)	(2)	(2)
Income tax benefit (expense)	(6)	(10)	(8)
Balance as of end-of-year	$119	$27	$93
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(22)	$(20)	$(19)
Cumulative effect from adoption of new accounting standard	(5)	-	-
Adjustment arising during the year	3	(4)	(2)
Income tax benefit (expense)	(1)	2	1
Balance as of end-of-year	$(25)	$(22)	$(20)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(44)	$(40)	$(155)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(19)	(19)	(22)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(63)	(59)	(177)	operations before taxes
Income tax benefit (expense)	13	21	62	Federal income tax expense (benefit)
Reclassification, net of income tax	$(50)	$(38)	$(115)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$7	$5	$3	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	(1)	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	7	4	3	operations before taxes
Income tax benefit (expense)	(1)	(1)	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$6	$3	$3	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$4	$4	$5	Net investment income
Interest rate contracts	-	-	1	Total realized gain (loss)
Foreign currency contracts	27	18	11	Net investment income
Foreign currency contracts	-	9	7	Total realized gain (loss)
Total gross reclassifications	31	31	24
Associated amortization of DAC,
VOBA, DSI and DFEL	(3)	(2)	(2)	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	28	29	22	operations before taxes
Income tax benefit (expense)	(6)	(10)	(8)	Federal income tax expense (benefit)
Reclassifications, net of income tax	$22	$19	$14	Net income (loss)

16.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Commissions	$2,271	$1,998	$1,927
General and administrative expenses	1,910	1,715	1,623
Expenses associated with reserve financing and unrelated LOCs	64	57	40
DAC and VOBA deferrals and interest, net of amortization	(436)	(390)	(170)
Broker-dealer expenses	358	329	320
Specifically identifiable intangible asset amortization	9	4	4
Taxes, licenses and fees	322	254	261
Acquisition and integration costs related to mergers and acquisitions	85	-	-
Total	$4,583	$3,967	$4,005

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17.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements and elected to contribute $8 million for the year ended December 31, 2018.  We do not expect to be required to make any contributions to these pension plans in 2019.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $6 million, $5 million and $3 million during 2018, 2017 and 2016, respectively.  In 2019, we expect to make benefit payments of approximately $10 million for these plans.

Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2018	2017	2018	2017

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$107	$111	$8	$7
Projected benefit obligation	112	119	10	12
Funded status	$(5)	$(8)	$(2)	$(5)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$-	$-	$-	$-
Other liabilities	(5)	(8)	(2)	(5)
Net amount recognized	$(5)	$(8)	$(2)	$(5)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	4.50%	4.00%	4.50%	4.00%
Net periodic benefit cost:
Weighted-average discount rate	4.00%	4.50%	4.00%	4.50%
Expected return on plan assets	4.50%	4.75%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2018, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation.  We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2018	2017

Fixed maturity securities:
Corporate bonds	$1	$1
U.S. government bonds	87	105
U.S. government mortgage-backed
securities	-	3
Cash and invested cash	19	2
Other investments	8	7
Total	$115	$118

See “Fair Value Measurement” in Note 1 for discussion on how we categorize our pension plans’ assets into the three-level fair value hierarchy.  See “Financial Instruments Carried at Fair Value” in Note 22 for a summary of our fair value measurement of our pension plans’ assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired

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employees.  Our expense (benefit) for these plans was $(4) million, $7 million and $9 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC for eligible employees.  Our expense for these plans was $90 million, $85 million and $83 million, for the years ended December 31, 2018, 2017 and 2016, respectively.

Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment options within some of the plans are hedged by total return swaps.  Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  Our expense for these plans was $12 million, $27 million and $22 million for the years ended December 31, 2018, 2017 and 2016, respectively.  For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2018	2017
Total liabilities (1)	$487	$517
Investments dedicated to fund liabilities (2)	170	182

(1)	Reported in other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.

18.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various stock-based incentive compensation plans that provide for the issuance of stock options, performance shares, stock appreciation rights (“SARs”) and restricted stock units (“RSUs”).  LNC issues new shares to satisfy option exercises and vested performance shares and RSUs.

Total compensation expense (in millions) by award type for all of our stock-based incentive compensation plans was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Stock options	$5	$9	$9
Performance shares	14	12	10
SARs	(1)	2	3
RSUs	30	24	22
Total	$48	$47	$44

Recognized tax benefit	$10	$16	$15

19.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the insurance departments of our respective states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our respective states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

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Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, LLACB, Lincoln Reinsurance Company of South Carolina, LLANY, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V, Lincoln Reinsurance Company of Vermont VI and Lincoln Reinsurance Company of Vermont VII.

	As of December 31,
	2018	2017
U.S. capital and surplus	$8,330	$8,074

	For the Years Ended December 31,
	2018	2017	2016
U.S. net gain (loss) from operations, after-tax	$686	$1,312	$1,088
U.S. net income (loss)	1,013	1,452	982
U.S. dividends to LNC holding company	910	954	950

Comparison of 2018 to 2017

Statutory net income (loss) decreased due primarily to lower dividends from affiliates, acquisition and integration costs incurred as part of our acquisition of LLACB, and unfavorable reserve strain on certain products.  See Note 3 for information regarding our acquisition.

Comparison of 2017 to 2016

Statutory net income (loss) increased due primarily to higher dividends from affiliates, higher realized gains on investments, and increased other revenue, partially offset by unfavorable reserve strain on certain products.

The states of domicile for LNL and LLANY, Indiana and New York, respectively, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method (“CARVM”) in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont reinsurance subsidiaries also have certain accounting practices permitted by the state of Vermont that differ from those found in NAIC SAP.  One permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation (“XXX”) additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2018 and 2017.  Another permitted practice involves the acquisition of an LLC note in exchange for a variable value surplus note that is recognized as an admitted asset and a form of surplus as of December 31, 2018.  Lastly, the state of Vermont has permitted a practice to account for certain excess of loss reinsurance treaties with unaffiliated reinsurers as an asset and form of surplus as of December 31, 2018.  These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of Actuarial Guideline 48 (“AG48”).

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2018	2017
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$36	$54
Conservative valuation rate on certain annuities	(55)	(50)
Vermont Subsidiaries Permitted Practices (1)
Lesser of LOC and XXX additional reserve as surplus	1,959	1,965
LLC notes and variable value surplus notes	1,634	1,585
Excess of loss reinsurance treaties	330	185

(1)	These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of AG48.

The New York State Department of Financial Services did not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees.  The change, which was effective as of December 31, 2013, impacted our New York-domiciled insurance subsidiary, LLANY.  Although LLANY discontinued the sale of these products in early 2013, the change affected those policies previously sold.  As a result, we phased in an increase in reserves over five years, from 2013 to 2017, resulting in a total increase of $450 million.

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The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2018, the Company’s RBC ratio was in excess of four times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the “Commissioner”), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the greater of 10% of the insurer’s contract holders’ surplus, as shown on its last annual statement on file with the Commissioner or the insurer’s statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL’s subsidiaries, LLANY, a New York-domiciled insurance company, and LLACB, a New Hampshire-domiciled company, are bound by similar restrictions, under the laws of New York and New Hampshire, respectively.  Under both New York and New Hampshire law, the applicable statutory limitation on dividends is equal to the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $800 million in 2019 without prior approval from the respective Commissioner of Insurance.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

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20.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2018		As of December 31, 2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$92,787	$92,787	$93,340	$93,340
Equity securities	-	-	246	246
Trading securities	1,869	1,869	1,533	1,533
Equity securities	99	99	-	-
Mortgage loans on real estate	13,190	13,020	10,662	10,773
Derivative investments (1)	1,081	1,081	845	845
Other investments	1,951	1,951	2,006	2,006
Cash and invested cash	1,848	1,848	947	947
Reinsurance related embedded derivatives	188	188	-	-
Other assets:
GLB direct embedded derivatives	123	123	903	903
GLB ceded embedded derivatives	72	72	51	51
Indexed annuity ceded embedded derivatives	902	902	11	11
Separate account assets	132,833	132,833	144,219	144,219

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(1,305)	(1,305)	(1,418)	(1,418)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(542)	(542)	(592)	(592)
Account values of certain investment contracts	(34,500)	(36,321)	(32,332)	(36,161)
Short-term debt	(288)	(288)	(10)	(10)
Long-term debt	(2,401)	(2,519)	(2,374)	(2,677)
Reinsurance related embedded derivatives	-	-	(51)	(51)
Other liabilities:
Derivative liabilities (1)	(226)	(226)	(455)	(455)
GLB ceded embedded derivatives	(196)	(196)	(954)	(954)

Benefit Plans’ Assets (2)	115	115	118	118

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for information regarding our benefit plans.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

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Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  Other investments also includes FHLB stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our LPs, other privately held investments and FHLB stock are classified as Level 3 within the fair value hierarchy.  The remaining assets in other investments include cash collateral receivables and securities that are not LPs or other privately held investments. The inputs used to measure the fair value of these assets are classified as Level 1 within the fair value hierarchy.

Separate Account Assets

Separate account assets are primarily carried at fair value.  A portion of our separate account assets includes LPs, which are accounted for using the equity method of accounting.  The carrying value is based on our proportional share of the net assets of the LPs and approximates fair value. The inputs used to measure the fair value of the separate account asset LPs are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2018 and 2017, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is based on quoted market prices.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 or 2017, and we noted no changes in our valuation methodologies between these periods.

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The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2018
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$73,897	$5,652	$79,549
ABS	-	919	29	948
U.S. government bonds	368	18	-	386
Foreign government bonds	-	335	109	444
RMBS	-	3,157	7	3,164
CMBS	-	801	2	803
CLOs	-	1,625	105	1,730
State and municipal bonds	-	5,184	-	5,184
Hybrid and redeemable preferred securities	66	438	75	579
Trading securities	43	1,759	67	1,869
Equity securities	16	58	25	99
Derivative investments (1)	-	636	704	1,340
Cash and invested cash	-	1,848	-	1,848
Reinsurance related embedded derivatives	-	188	-	188
Other assets:
GLB direct embedded derivatives	-	-	123	123
GLB ceded embedded derivatives	-	-	72	72
Indexed annuity ceded embedded derivatives	-	-	902	902
Separate account assets	665	132,135	-	132,800
Total assets	$1,158	$222,998	$7,872	$232,028

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,305)	$(1,305)
Other liabilities:
Derivative liabilities (1)	-	(314)	(171)	(485)
GLB ceded embedded derivatives	-	-	(196)	(196)
Total liabilities	$-	$(314)	$(1,672)	$(1,986)

Benefit Plans’ Assets	$-	$115	$-	$115

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	As of December 31, 2017
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$75,810	$5,350	$81,160
ABS	-	927	26	953
U.S. government bonds	522	6	5	533
Foreign government bonds	-	336	110	446
RMBS	-	3,246	12	3,258
CMBS	-	593	6	599
CLOs	-	717	91	808
State and municipal bonds	-	4,959	-	4,959
Hybrid and redeemable preferred securities	70	478	76	624
Equity AFS securities	28	57	161	246
Trading securities	73	1,411	49	1,533
Derivative investments (1)	-	740	603	1,343
Cash and invested cash	-	947	-	947
Other assets:
GLB direct embedded derivatives	-	-	903	903
GLB ceded embedded derivatives	-	-	51	51
Indexed annuity ceded embedded derivatives	-	-	11	11
Separate account assets	814	143,405	-	144,219
Total assets	$1,507	$233,632	$7,454	$242,593

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,418)	$(1,418)
Reinsurance related embedded derivatives	-	(51)	-	(51)
Other liabilities:
Derivative liabilities (1)	-	(380)	(573)	(953)
GLB ceded embedded derivatives	-	-	(954)	(954)
Total liabilities	$-	$(431)	$(2,945)	$(3,376)

Benefit Plans’ Assets	$-	$118	$-	$118

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net (2)	Net (3)(4)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$5,350	$10	$(198)	$542	$(52)	$5,652
ABS	26	-	-	5	(2)	29
U.S. government bonds	5	-	-	(5)	-	-
Foreign government bonds	110	-	(1)	-	-	109
RMBS	12	-	-	7	(12)	7
CMBS	6	-	-	35	(39)	2
CLOs	91	-	-	218	(204)	105
Hybrid and redeemable
preferred securities	76	-	(1)	-	-	75
Equity AFS securities	161	-	-	-	(161)	-
Trading securities	49	(5)	-	30	(7)	67
Equity securities	-	(1)	-	-	26	25
Derivative investments	30	168	(74)	409	-	533
Other assets: (6)
GLB direct embedded derivatives	903	(780)	-	-	-	123
GLB ceded embedded derivatives	51	21	-	-	-	72
Indexed annuity ceded embedded derivatives	11	(117)	-	1,008	-	902
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,418)	198	-	(85)	-	(1,305)
Other liabilities – GLB ceded embedded
derivatives (6)	(954)	758	-	-	-	(196)
Total, net	$4,509	$252	$(274)	$2,164	$(451)	$6,200

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	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (3)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$4,809	$17	$199	$(45)	$370	$5,350
ABS	33	-	-	-	(7)	26
U.S. government bonds	-	-	-	-	5	5
Foreign government bonds	111	-	(1)	-	-	110
RMBS	3	-	-	19	(10)	12
CMBS	7	-	1	54	(56)	6
CLOs	68	-	-	124	(101)	91
State and municipal bonds	-	(1)	-	-	1	-
Hybrid and redeemable
preferred securities	76	-	14	-	(14)	76
Equity AFS securities	177	1	(3)	(13)	(1)	161
Trading securities	65	3	8	(26)	(1)	49
Derivative investments	(93)	(27)	127	23	-	30
Other assets: (6)
GLB direct embedded derivatives	-	903	-	-	-	903
GLB ceded embedded derivatives	371	(320)	-	-	-	51
Indexed annuity ceded embedded derivatives	-	-	-	11	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,139)	(400)	-	121	-	(1,418)
Other liabilities: (6)
GLB direct embedded derivatives	(371)	371	-	-	-	-
GLB ceded embedded derivatives	-	(954)	-	-	-	(954)
Total, net	$4,117	$(407)	$345	$268	$186	$4,509

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	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (3)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$4,273	$4	$(29)	$159	$402	$4,809
ABS	45	-	(1)	14	(25)	33
U.S. government bonds	-	-	-	(2)	2	-
Foreign government bonds	111	-	-	-	-	111
RMBS	1	-	-	54	(52)	3
CMBS	10	2	(1)	27	(31)	7
CLOs	551	-	-	138	(621)	68
Hybrid and redeemable
preferred securities	94	-	(3)	(15)	-	76
Equity AFS securities	164	5	(4)	12	-	177
Trading securities	73	3	-	6	(17)	65
Derivative investments	555	(483)	(1)	(164)	-	(93)
Other assets – GLB ceded
embedded derivatives (6)	952	(581)	-	-	-	371
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,100)	(120)	-	81	-	(1,139)
VIEs’ liabilities – derivative instruments (7)	(4)	4	-	-	-	-
Other liabilities:
Credit default swaps (7)	(9)	(6)	-	15	-	-
GLB direct embedded derivatives (6)	(952)	581	-	-	-	(371)
Total, net	$4,764	$(591)	$(39)	$325	$(342)	$4,117

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2)	Issuances, sales, maturities, settlements, calls, net, include financial instruments acquired from Liberty Life as follows: corporate bonds of $67 million and ABS of $17 million.
(3)

Transfers into or out of Level 3 for AFS and trading securities are reported at amortized cost as of the beginning-of-year.  For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(4)	Transfers into or out of Level 3 for FHLB stock between equity securities and other investments are displayed at cost on our Consolidated Balance Sheets.
(5)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(6)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(7)	The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,068	$(171)	$(3)	$(275)	$(77)	$542
ABS	22	(17)	-	-	-	5
U.S. government bonds	-	(5)	-	-	-	(5)
RMBS	7	-	-	-	-	7
CMBS	39	-	-	(4)	-	35
CLOs	218	-	-	-	-	218
Trading securities	54	(24)	-	-	-	30
Equity securities	1	(1)	-	-	-	-
Derivative investments	365	465	(421)	-	-	409
Other assets – indexed annuity ceded
embedded derivatives	1,030	-	-	(22)	-	1,008
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(284)	-	-	199	-	(85)
Total, net	$2,520	$247	$(424)	$(102)	$(77)	$2,164

	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$850	$(448)	$(98)	$(205)	$(144)	$(45)
RMBS	19	-	-	-	-	19
CMBS	55	-	-	(1)	-	54
CLOs	124	-	-	-	-	124
Equity AFS securities	18	(31)	-	-	-	(13)
Trading securities	2	(27)	-	(1)	-	(26)
Derivative investments	197	233	(407)	-	-	23
Other assets – indexed annuity ceded
embedded derivatives	11	-	-	-	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(71)	-	-	192	-	121
Total, net	$1,205	$(273)	$(505)	$(15)	$(144)	$268

69

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$560	$(62)	$(23)	$(176)	$(140)	$159
ABS	15	-	-	(1)	-	14
U.S. government bonds	-	-	-	(2)	-	(2)
RMBS	54	-	-	-	-	54
CMBS	31	(1)	-	(3)	-	27
CLOs	140	-	-	(2)	-	138
Hybrid and redeemable preferred
securities	-	(15)	-	-	-	(15)
Equity AFS securities	18	(6)	-	-	-	12
Trading securities	7	-	-	(1)	-	6
Derivative investments	176	(169)	(171)	-	-	(164)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(70)	-	-	151	-	81
Other liabilities – credit default swaps	-	15	-	-	-	15
Total, net	$931	$(238)	$(194)	$(34)	$(140)	$325

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Derivative investments	$90	$(266)	$(432)
Embedded derivatives:
Indexed annuity and IUL contracts	(38)	(14)	(16)
Other assets – GLB direct and ceded	(75)	1,904	1,122
Other liabilities – GLB direct and ceded	75	(1,904)	(1,122)
VIEs’ liabilities – derivative instruments	-	-	4
Total, net (1)	$52	$(280)	$(444)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$78	$(130)	$(52)
ABS	-	(2)	(2)
RMBS	-	(12)	(12)
CMBS	1	(40)	(39)
CLOs	-	(204)	(204)
Equity AFS securities	-	(161)	(161)
Trading securities	-	(7)	(7)
Equity securities	26	-	26
Total, net	$105	$(556)	$(451)

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	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$458	$(88)	$370
ABS	14	(21)	(7)
U.S. government bonds	5	-	5
RMBS	-	(10)	(10)
CMBS	3	(59)	(56)
CLOs	30	(131)	(101)
State and municipal bonds	2	(1)	1
Hybrid and redeemable preferred securities	-	(14)	(14)
Equity AFS securities	-	(1)	(1)
Trading securities	4	(5)	(1)
Total, net	$516	$(330)	$186

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$605	$(203)	$402
ABS	3	(28)	(25)
U.S. government bonds	9	(7)	2
RMBS	2	(54)	(52)
CMBS	-	(31)	(31)
CLOs	-	(621)	(621)
Trading securities	1	(18)	(17)
Total, net	$620	$(962)	$(342)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2018, 2017 and 2016, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  In 2018, transfers into or out of Level 3 also include FHLB stock between equity securities and other investments at cost on our Consolidated Balance Sheets.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2018, 2017 and 2016, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

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The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2018:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$2,456	Discounted cash flow	Liquidity/duration adjustment (1)	0.6%	-	28.6%
ABS	23	Discounted cash flow	Liquidity/duration adjustment (1)	2.9%	-	2.9%
Foreign government bonds	77	Discounted cash flow	Liquidity/duration adjustment (1)	1.3%	-	1.3%
Hybrid and redeemable
preferred securities	4	Discounted cash flow	Liquidity/duration adjustment (1)	1.6%	-	1.6%
Equity securities	20	Discounted cash flow	Liquidity/duration adjustment (1)	4.5%	-	5.4%
Other assets:
GLB direct and ceded
embedded derivatives	195	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.03%	-	0.41%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

Indexed annuity ceded
embedded derivatives	902	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	$(1,305)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB ceded
embedded derivatives	(196)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.03%	-	0.41%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

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From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

21.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  As discussed in Note 3, we completed the acquisition of Liberty Life during the second quarter of 2018.  Related results are included within the Group Protection segment.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, including short and long-disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; debt costs; strategic digitization expense; and other corporate investments.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
▪	GLB rider fees ceded to LNBAR;
▪	The net valuation premium of the GLB attributed rider fees;

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▪

Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value; and

▪	Changes in the fair value of equity securities;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rates of 21% and 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our segment measures of performance to the GAAP measures presented in our consolidated results of operations.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Revenues
Operating revenues:
Annuities	$4,025	$4,034	$3,710
Retirement Plan Services	1,164	1,152	1,092
Life Insurance	6,489	6,128	5,798
Group Protection	3,756	2,200	2,129
Other Operations	209	263	301
Excluded realized gain (loss), pre-tax	(285)	(630)	(690)
Amortization of deferred gain arising from reserve changes
on business sold through reinsurance, pre-tax	-	1	3
Total revenues	$15,358	$13,148	$12,343

	For the Years Ended December 31,
	2018	2017	2016
Net Income (Loss)
Income (loss) from operations:
Annuities	$1,122	$1,072	$971
Retirement Plan Services	160	142	121
Life Insurance	530	522	464
Group Protection	186	103	65
Other Operations	(130)	(30)	-
Excluded realized gain (loss), after-tax	(225)	(409)	(450)
Gain (loss) on early extinguishment of debt, after-tax	-	(3)	-
Income (loss) from reserve changes (net of related amortization)
on business sold through reinsurance, after-tax	-	-	2
Net impact from the Tax Cuts and Jobs Act	(3)	1,526	-
Impairment of intangibles, after-tax	-	(905)	-
Acquisition and integration costs related to mergers and acquisitions, after-tax	(67)	-	-
Net income (loss)	$1,573	$2,018	$1,173

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	For the Years Ended December 31,
	2018	2017	2016
Net Investment Income
Annuities	$947	$982	$983
Retirement Plan Services	892	893	855
Life Insurance	2,546	2,496	2,403
Group Protection	259	167	176
Other Operations	200	222	214
Total net investment income	$4,844	$4,760	$4,631

	For the Years Ended December 31,
	2018	2017	2016
Amortization of DAC and VOBA, Net of Interest
Annuities	$347	$402	$310
Retirement Plan Services	27	26	27
Life Insurance	701	455	709
Group Protection	92	79	126
Total amortization of DAC and VOBA, net of interest	$1,167	$962	$1,172

	For the Years Ended December 31,
	2018	2017	2016
Federal Income Tax Expense (Benefit)
Annuities	$187	$198	$261
Retirement Plan Services	28	50	43
Life Insurance	116	236	210
Group Protection	50	55	35
Other Operations	(48)	(78)	(42)
Excluded realized gain (loss)	(61)	(220)	(241)
Gain (loss) on early extinguishment of debt	-	(2)	-
Reserve changes (net of related amortization)
on business sold through reinsurance	-	-	1
Net impact from the Tax Cuts and Jobs Act	3	(1,526)	-
Acquisition and integration costs related to
mergers and acquisitions	(18)
Total federal income tax expense (benefit)	$257	$(1,287)	$267

	As of December 31,
	2018	2017
Assets
Annuities	$145,462	$144,035
Retirement Plan Services	35,742	37,077
Life Insurance	82,153	81,565
Group Protection	8,495	4,033
Other Operations	27,293	15,162
Total assets	$299,145	$281,872

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Revenue from Contracts with Customers

As discussed in Note 2, we adopted ASU 2014-09, Revenue from Contracts with Customers, as of January 1, 2018, that applies primarily to commissions and advisory fees earned by our broker dealer operation.  The following table illustrates the revenue recognized from contracts with customers reported within fee income and other revenues on our Consolidated Statements of Comprehensive Income (Loss) and timing of revenue recognition by segment (in millions):

	For the Year Ended December 31, 2018
		Retirement
		Plan	Life	Group	Other
	Annuities	Services	Insurance	Protection	Operations	Total
Revenue from Contracts with Customers
Fee income	$534	$167	$22	$-	$-	$723
Other revenues	372	17	10	114	-	513
Total revenue from contracts
with customers	$906	$184	$32	$114	$-	$1,236

Timing of Revenue Recognition
Satisfaction of performance obligation:
Transferred at a point in time	$24	$5	$7	$-	$-	$36
Transferred over time	882	179	25	114	-	1,200
Total revenue from contracts
with customers	$906	$184	$32	$114	$-	$1,236

Revenue recognized from contracts with customers included in fee income consists primarily of wholesaling-related 12b-1 fees and net investment advisory fees.  The 12b-1 fees are received from separate account fund sponsors as compensation for servicing the underlying mutual funds.  The net investment advisory fees are related to asset management of certain separate account funds.  Such revenues are recorded based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers, and on a contractual percentage of the customer’s managed assets over the period advisory services are provided, respectively.

Revenue recognized from contracts with customers included in other revenues primarily relates to our retail sales network and consists of commission revenue for the sale of non-affiliated securities recorded on a trade-date basis and advisory fee income.  Advisory fee income is asset-based revenues recorded as earned based on a contractual percentage of customer account values.  Other revenues earned by our Group Protection segment consist of fees from administrative services performed, which are recognized as performance obligations are met over the terms of the underlying agreements.

22.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Interest paid	$154	$123	$91
Income taxes paid (received)	192	215	121
Significant non-cash investing and financing transactions:
Acquisition of note receivable from affiliate	31	74	42
Investments received in financing transactions	263	-	-
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	58	109	124
Carrying value of liability	(58)	(109)	(124)
Net asset (liability) from exchange	$-	$-	$-

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23.  Quarterly Results of Operations (Unaudited)

The unaudited quarterly results of operations (in millions) were as follows:

	For the Three Months Ended
	March 31,	June 30,	September 30,	December 31, (1)
2018
Total revenues	$3,404	$3,852	$4,039	$4,063
Total expenses	2,921	3,357	3,619	3,631
Net income (loss)	407	420	378	368

2017
Total revenues	$3,229	$3,237	$3,269	$3,413
Total expenses	2,881	2,840	2,809	3,887
Net income (loss)	349	321	385	963

(1)Fourth quarter 2017 results include a goodwill impairment charge and the impacts of remeasuring our existing deferred tax balances for the impact of the Tax Act as disclosed elsewhere herein.

77

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

	As of December 31,
	2018	2017
Assets with affiliates:
Inter-company notes	$1,512	$1,444	Fixed maturity AFS securities
Limited partnerships	-	(66)	Other investments
Ceded reinsurance contracts	(188)	(188)	Deferred acquisition costs and value of
			business acquired
Accrued inter-company interest receivable	11	8	Accrued investment income
Ceded reinsurance contracts	2,574	2,152	Reinsurance recoverables
Ceded reinsurance contracts	191	8	Reinsurance related embedded derivatives
Ceded reinsurance contracts	235	244	Other assets
Cash management agreement	112	441	Other assets
Service agreement receivable	5	15	Other assets

Liabilities with affiliates:
Assumed reinsurance contracts	29	32	Future contract benefits
Assumed reinsurance contracts	400	400	Other contract holder funds
Ceded reinsurance contracts	(46)	(47)	Other contract holder funds
Inter-company short-term debt	288	10	Short-term debt
Inter-company long-term debt	2,401	2,374	Long-term debt
Ceded reinsurance contracts	3,120	2,587	Funds withheld reinsurance liabilities
Ceded reinsurance contracts	325	1,023	Other liabilities
Accrued inter-company interest payable	13	29	Other liabilities
Service agreement payable	56	8	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2018	2017	2016
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$(404)	$(393)	$(389)	Insurance premiums
reinsurance contracts
Fees for management of general account	(106)	(100)	(117)	Net investment income
Net investment income on ceded funds withheld treaties	(123)	(84)	(69)	Net investment income
Net investment income on inter-company notes	49	42	38	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	709	(1,055)	(516)	Realized gain (loss)
Other gains (losses)	237	(150)	(93)	Realized gain (loss)
Reinsurance related settlements	(1,189)	951	488	Realized gain (loss)
Amortization of deferred gain on reinsurance contracts	(5)	(5)	(5)	Amortization of deferred gain
				on business sold through
				reinsurance
Benefits and expenses with affiliates:
Interest credited on assumed reinsurance contracts	57	67	61	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(610)	(299)	(424)	Benefits
Ceded reinsurance contracts	(8)	(12)	(14)	Commissions and other
				expenses
Service agreement payments	3	3	76	Commissions and other
				expenses
Interest expense on inter-company debt	126	120	111	Interest and debt expense

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Inter-Company Notes

LNC issues inter-company notes to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of December 31, 2018.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

As discussed in Note 9, we cede insurance contracts to LNBAR.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 6, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $1.2 billion and $610 million as of December 31, 2018 and 2017, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

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Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$27,892,222	$—	$27,892,222	$15,647	$3,638	$27,872,937
AB VPS International Value Portfolio - Class B	916	—	916	—	—	916
AB VPS Large Cap Growth Portfolio - Class B	8,457,352	—	8,457,352	1,386	1,133	8,454,833
AB VPS Small/Mid Cap Value Portfolio - Class A	636,249	—	636,249	20	25	636,204
AB VPS Small/Mid Cap Value Portfolio - Class B	173,099,230	887,869	173,987,099	—	22,806	173,964,293
ALPS/Alerian Energy Infrastructure Portfolio - Class I	342,455	—	342,455	—	10	342,445
ALPS/Alerian Energy Infrastructure Portfolio - Class III	4,262,776	—	4,262,776	2	371	4,262,403
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	117,670	—	117,670	—	5	117,665
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	10,116,854	3,071	10,119,925	—	1,032	10,118,893
ALPS/Stadion Core ETF Portfolio - Class I	281,989	—	281,989	—	17	281,972
ALPS/Stadion Core ETF Portfolio - Class III	13,884,165	—	13,884,165	26,434	1,884	13,855,847
ALPS/Stadion Tactical Growth Portfolio - Class III	4,799,850	—	4,799,850	220	465	4,799,165
American Century VP Balanced Fund - Class I	211,899	—	211,899	—	14	211,885
American Century VP Balanced Fund - Class II	68,551,921	1,876	68,553,797	—	8,623	68,545,174
American Century VP Inflation Protection Fund - Class II	22,885	—	22,885	—	4	22,881
American Century VP Large Company Value Fund - Class I	1,037,085	—	1,037,085	11	49	1,037,025
American Century VP Large Company Value Fund - Class II	14,341,366	48,282	14,389,648	—	1,855	14,387,793
American Funds Asset Allocation Fund - Class 1	17,155,624	—	17,155,624	—	801	17,154,823
American Funds Asset Allocation Fund - Class 1A	6,858,675	—	6,858,675	1,706	280	6,856,689
American Funds Asset Allocation Fund - Class 4	135,352,808	—	135,352,808	505,003	13,504	134,834,301
American Funds Blue Chip Income and Growth Fund - Class 1	3,579,277	658	3,579,935	—	240	3,579,695
American Funds Blue Chip Income and Growth Fund - Class 1A	3,151,479	—	3,151,479	145	142	3,151,192
American Funds Blue Chip Income and Growth Fund - Class 4	31,867,065	55,190	31,922,255	—	2,989	31,919,266
American Funds Bond Fund - Class 1	6,385,502	—	6,385,502	32,064	409	6,353,029
American Funds Bond Fund - Class 1A	3,223,241	—	3,223,241	465	172	3,222,604
American Funds Capital Income Builder® - Class 1	1,021,415	—	1,021,415	470	39	1,020,906
American Funds Capital Income Builder® - Class 1A	2,618,116	57,887	2,676,003	—	91	2,675,912
American Funds Capital Income Builder® - Class 4	38,009,767	56,936	38,066,703	—	3,827	38,062,876
American Funds Global Balanced Fund - Class 1	518,519	—	518,519	—	27	518,492
American Funds Global Balanced Fund - Class 1A	1,958,694	—	1,958,694	34	84	1,958,576
American Funds Global Bond Fund - Class 1	2,841,120	—	2,841,120	9,455	205	2,831,460

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Global Bond Fund - Class 1A	$390,319	$—	$390,319	$58	$16	$390,245
American Funds Global Growth and Income Fund - Class 1	1,303,401	637	1,304,038	—	100	1,303,938
American Funds Global Growth and Income Fund - Class 1A	916,063	—	916,063	7	38	916,018
American Funds Global Growth Fund - Class 1	1,947,543	—	1,947,543	4	113	1,947,426
American Funds Global Growth Fund - Class 1A	4,609,006	—	4,609,006	33,342	206	4,575,458
American Funds Global Growth Fund - Class 2	254,818,781	178,278	254,997,059	—	32,045	254,965,014
American Funds Global Growth Fund - Class 4	44,494,973	29,351	44,524,324	—	3,893	44,520,431
American Funds Global Small Capitalization Fund - Class 1	1,247,054	—	1,247,054	8	78	1,246,968
American Funds Global Small Capitalization Fund - Class 1A	342,253	—	342,253	32	13	342,208
American Funds Global Small Capitalization Fund - Class 2	329,498,738	461,745	329,960,483	—	33,758	329,926,725
American Funds Global Small Capitalization Fund - Class 4	12,535,790	1,166	12,536,956	—	1,161	12,535,795
American Funds Growth Fund - Class 1	9,557,746	13,656	9,571,402	—	584	9,570,818
American Funds Growth Fund - Class 1A	9,839,359	—	9,839,359	36,763	421	9,802,175
American Funds Growth Fund - Class 2	1,266,962,849	704,091	1,267,666,940	—	170,242	1,267,496,698
American Funds Growth Fund - Class 4	124,250,850	82,896	124,333,746	—	11,760	124,321,986
American Funds Growth-Income Fund - Class 1	5,964,501	7,454	5,971,955	—	365	5,971,590
American Funds Growth-Income Fund - Class 1A	6,713,676	7,949	6,721,625	—	292	6,721,333
American Funds Growth-Income Fund - Class 2	1,659,274,322	775,256	1,660,049,578	—	196,642	1,659,852,936
American Funds Growth-Income Fund - Class 4	92,416,120	141,347	92,557,467	—	8,781	92,548,686
American Funds High-Income Bond Fund - Class 1	1,666,803	—	1,666,803	2,550	108	1,664,145
American Funds High-Income Bond Fund - Class 1A	634,045	—	634,045	—	50	633,995
American Funds International Fund - Class 1	5,430,392	5,561	5,435,953	—	316	5,435,637
American Funds International Fund - Class 1A	4,910,316	15,322	4,925,638	—	178	4,925,460
American Funds International Fund - Class 2	567,471,436	138,305	567,609,741	—	66,413	567,543,328
American Funds International Fund - Class 4	37,564,541	37,191	37,601,732	—	3,507	37,598,225
American Funds International Growth and Income Fund - Class 1	1,657,815	—	1,657,815	66	118	1,657,631
American Funds International Growth and Income Fund - Class 1A	429,114	—	429,114	44	21	429,049
American Funds Managed Risk Asset Allocation Fund - Class P1	1,595,978	—	1,595,978	—	130	1,595,848
American Funds Managed Risk Asset Allocation Fund - Class P2	119,377,408	11,937	119,389,345	—	14,548	119,374,797
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	368,546	—	368,546	—	32	368,514
American Funds Managed Risk Growth Fund - Class P1	455,838	—	455,838	8	33	455,797
American Funds Managed Risk Growth-Income Fund - Class P1	44,759	—	44,759	—	3	44,756

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Managed Risk International Fund - Class P1	$269,074	$—	$269,074	$—	$26	$269,048
American Funds Mortgage Fund - Class 1	561,339	—	561,339	—	59	561,280
American Funds Mortgage Fund - Class 1A	728,888	—	728,888	—	27	728,861
American Funds Mortgage Fund - Class 4	5,282,991	37,484	5,320,475	—	556	5,319,919
American Funds New World Fund® - Class 1	3,894,062	1,026	3,895,088	—	228	3,894,860
American Funds New World Fund® - Class 1A	1,716,565	—	1,716,565	64	54	1,716,447
American Funds New World Fund® - Class 4	25,765,191	21,369	25,786,560	—	2,411	25,784,149
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	170,277	—	170,277	1,534	12	168,731
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,500,556	—	1,500,556	45	89	1,500,422
BlackRock Global Allocation V.I. Fund - Class I	3,497,625	—	3,497,625	277	151	3,497,197
BlackRock Global Allocation V.I. Fund - Class III	961,107,557	—	961,107,557	420,250	130,770	960,556,537
ClearBridge Variable Aggressive Growth Portfolio - Class I	277,875	—	277,875	—	9	277,866
ClearBridge Variable Aggressive Growth Portfolio - Class II	19,992,101	4,096	19,996,197	—	1,897	19,994,300
ClearBridge Variable Large Cap Growth Portfolio - Class I	1,549,565	—	1,549,565	130	71	1,549,364
ClearBridge Variable Large Cap Growth Portfolio - Class II	59,977,781	256,559	60,234,340	—	7,840	60,226,500
ClearBridge Variable Mid Cap Portfolio - Class I	489,661	—	489,661	48	21	489,592
ClearBridge Variable Mid Cap Portfolio - Class II	32,127,906	8,264	32,136,170	—	3,487	32,132,683
Columbia VP Commodity Strategy Fund - Class 1	196,356	—	196,356	14	6	196,336
Columbia VP Commodity Strategy Fund - Class 2	722,066	20	722,086	—	62	722,024
Columbia VP Emerging Markets Bond Fund - Class 1	283,212	25,439	308,651	—	8	308,643
Columbia VP Emerging Markets Bond Fund - Class 2	1,828,015	21	1,828,036	—	170	1,827,866
Columbia VP Strategic Income Fund - Class 1	773,012	—	773,012	—	25	772,987
Columbia VP Strategic Income Fund - Class 2	4,318,447	6,484	4,324,931	—	391	4,324,540
Delaware VIP® Diversified Income Series - Service Class	1,880,129,596	—	1,880,129,596	5,452,230	244,782	1,874,432,584
Delaware VIP® Diversified Income Series - Standard Class	11,354,237	—	11,354,237	4,873	618	11,348,746
Delaware VIP® Emerging Markets Series - Service Class	284,256,005	—	284,256,005	297,139	37,396	283,921,470
Delaware VIP® Emerging Markets Series - Standard Class	564,265	29,949	594,214	—	25	594,189
Delaware VIP® High Yield Series - Service Class	101,376,366	—	101,376,366	124,114	14,231	101,238,021
Delaware VIP® High Yield Series - Standard Class	2,231,681	—	2,231,681	578	264	2,230,839
Delaware VIP® International Value Equity Series - Standard Class	68,640	—	68,640	4	8	68,628
Delaware VIP® Limited-Term Diversified Income Series - Service Class	1,169,833,896	—	1,169,833,896	2,424,691	128,910	1,167,280,295

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	$2,052,279	$—	$2,052,279	$2,597	$169	$2,049,513
Delaware VIP® REIT Series - Service Class	126,061,457	103,086	126,164,543	—	16,364	126,148,179
Delaware VIP® REIT Series - Standard Class	2,988,880	19,908	3,008,788	—	285	3,008,503
Delaware VIP® Small Cap Value Series - Service Class	341,100,554	644,184	341,744,738	—	45,013	341,699,725
Delaware VIP® Small Cap Value Series - Standard Class	6,545,079	7	6,545,086	—	652	6,544,434
Delaware VIP® Smid Cap Core Series - Service Class	154,469,474	547,451	155,016,925	—	19,873	154,997,052
Delaware VIP® Smid Cap Core Series - Standard Class	5,996,855	—	5,996,855	—	652	5,996,203
Delaware VIP® U.S. Growth Series - Service Class	278,621,565	341,317	278,962,882	—	25,770	278,937,112
Delaware VIP® U.S. Growth Series - Standard Class	56,414	—	56,414	—	2	56,412
Delaware VIP® Value Series - Service Class	292,474,587	122,044	292,596,631	—	38,889	292,557,742
Delaware VIP® Value Series - Standard Class	6,719,779	—	6,719,779	631	754	6,718,394
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,424,873	—	1,424,873	872	98	1,423,903
DWS Alternative Asset Allocation VIP Portfolio - Class B	45,578,891	—	45,578,891	34,070	6,065	45,538,756
DWS Equity 500 Index VIP Portfolio - Class A	5,005,644	—	5,005,644	17,422	677	4,987,545
DWS Small Cap Index VIP Portfolio - Class A	2,668,369	16	2,668,385	—	353	2,668,032
Eaton Vance VT Floating-Rate Income Fund - ADV Class	3,840,378	—	3,840,378	68,914	123	3,771,341
Eaton Vance VT Floating-Rate Income Fund - Initial Class	23,528,966	20,720	23,549,686	—	2,326	23,547,360
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,302,939	30,518	2,333,457	—	80	2,333,377
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,002,323,005	1,733,034	1,004,056,039	—	131,183	1,003,924,856
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	487,031	—	487,031	—	39	486,992
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	13,082,727	—	13,082,727	11,030	1,667	13,070,030
Fidelity® VIP Growth Portfolio - Initial Class	4,965,787	—	4,965,787	47,379	501	4,917,907
Fidelity® VIP Growth Portfolio - Service Class 2	206,187,743	157,696	206,345,439	—	26,569	206,318,870
Fidelity® VIP Mid Cap Portfolio - Initial Class	1,537,776	—	1,537,776	44	56	1,537,676
Fidelity® VIP Mid Cap Portfolio - Service Class 2	481,168,204	1,295,995	482,464,199	—	61,979	482,402,220
Fidelity® VIP Strategic Income Portfolio - Initial Class	1,687,757	—	1,687,757	53	58	1,687,646
Fidelity® VIP Strategic Income Portfolio - Service Class 2	17,825,803	—	17,825,803	7,143	1,633	17,817,027
First Trust Dorsey Wright Tactical Core Portfolio - Class I	8,041,736	18,693	8,060,429	—	789	8,059,640
First Trust Dorsey Wright Tactical Core Portfolio - Class II	29,492	—	29,492	—	1	29,491
First Trust Multi Income Allocation Portfolio - Class I	5,934,600	—	5,934,600	194	605	5,933,801
First Trust Multi Income Allocation Portfolio - Class II	40,119	—	40,119	—	2	40,117

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$129,396,256	$139,114	$129,535,370	$—	$16,748	$129,518,622
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	51,739	—	51,739	18,780	3	32,956
Franklin Founding Funds Allocation VIP Fund - Class 1	38,474	—	38,474	96	1	38,377
Franklin Founding Funds Allocation VIP Fund - Class 4	7,303,901	1,674	7,305,575	—	764	7,304,811
Franklin Income VIP Fund - Class 1	207,846	—	207,846	—	7	207,839
Franklin Income VIP Fund - Class 2	472,215,688	—	472,215,688	196,919	59,150	471,959,619
Franklin Income VIP Fund - Class 4	70,770,994	6,492	70,777,486	—	7,930	70,769,556
Franklin Mutual Shares VIP Fund - Class 1	582,234	—	582,234	13	31	582,190
Franklin Mutual Shares VIP Fund - Class 2	590,825,704	687,340	591,513,044	—	58,338	591,454,706
Franklin Mutual Shares VIP Fund - Class 4	23,075,535	451,965	23,527,500	—	2,554	23,524,946
Franklin Rising Dividends VIP Fund - Class 1	601,400	—	601,400	151	19	601,230
Franklin Rising Dividends VIP Fund - Class 4	21,428,018	31,509	21,459,527	—	2,069	21,457,458
Franklin Small Cap Value VIP Fund - Class 1	373,533	—	373,533	—	12	373,521
Franklin Small Cap Value VIP Fund - Class 4	6,371,034	553	6,371,587	—	608	6,370,979
Franklin Small-Mid Cap Growth VIP Fund - Class 1	404,796	—	404,796	22,102	12	382,682
Franklin Small-Mid Cap Growth VIP Fund - Class 4	5,536,904	440	5,537,344	—	527	5,536,817
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	633,397	—	633,397	10	32	633,355
Goldman Sachs VIT Government Money Market Fund - Service Shares	23,299,541	1,665	23,301,206	—	1,840	23,299,366
Goldman Sachs VIT Large Cap Value Fund - Service Shares	126,704,940	150,234	126,855,174	—	10,066	126,845,108
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,145,495	16,214	2,161,709	—	210	2,161,499
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	201,149	1,424	202,573	—	8	202,565
Guggenheim VT Long Short Equity	3,744,481	—	3,744,481	7,633	304	3,736,544
Guggenheim VT Multi-Hedge Strategies	4,710,609	—	4,710,609	1	431	4,710,177
Hartford Capital Appreciation HLS Fund - Class IA	58,476	—	58,476	—	2	58,474
Hartford Capital Appreciation HLS Fund - Class IC	10,462,967	3,310	10,466,277	—	1,096	10,465,181
Invesco V.I. American Franchise Fund - Series I Shares	2,136,708	—	2,136,708	2,415	249	2,134,044
Invesco V.I. American Franchise Fund - Series II Shares	1,328,552	—	1,328,552	—	186	1,328,366
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	657,245	—	657,245	5	21	657,219
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	11,800,680	—	11,800,680	2	1,209	11,799,469
Invesco V.I. Comstock Fund - Series I Shares	145,425	—	145,425	48	5	145,372
Invesco V.I. Comstock Fund - Series II Shares	6,209,517	668	6,210,185	—	510	6,209,675
Invesco V.I. Core Equity Fund - Series I Shares	5,005,520	—	5,005,520	3,162	597	5,001,761
Invesco V.I. Core Equity Fund - Series II Shares	1,170,358	—	1,170,358	14	153	1,170,191
Invesco V.I. Diversified Dividend Fund - Series I Shares	394,895	—	394,895	—	11	394,884

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Invesco V.I. Diversified Dividend Fund - Series II Shares	$17,126,592	$2,306	$17,128,898	$—	$1,638	$17,127,260
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	750,022	—	750,022	77	28	749,917
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	110,492,810	385,382	110,878,192	—	14,033	110,864,159
Invesco V.I. Equity and Income Fund - Series I Shares	39,998	—	39,998	—	1	39,997
Invesco V.I. Equity and Income Fund - Series II Shares	13,400,189	4,273	13,404,462	—	1,282	13,403,180
Invesco V.I. International Growth Fund - Series I Shares	1,841,478	—	1,841,478	4,223	204	1,837,051
Invesco V.I. International Growth Fund - Series II Shares	52,686,573	14,840	52,701,413	—	6,581	52,694,832
Ivy VIP Asset Strategy Portfolio - Class I	7,711	—	7,711	6	—	7,705
Ivy VIP Asset Strategy Portfolio - Class II	7,880,069	—	7,880,069	273	784	7,879,012
Ivy VIP Energy Portfolio - Class I	4,498	26,272	30,770	—	—	30,770
Ivy VIP Energy Portfolio - Class II	5,169,628	7,071	5,176,699	—	510	5,176,189
Ivy VIP High Income Portfolio - Class I	795,442	—	795,442	11	29	795,402
Ivy VIP High Income Portfolio - Class II	19,286,306	—	19,286,306	8,566	1,845	19,275,895
Ivy VIP Mid Cap Growth Portfolio - Class I	2,093,521	—	2,093,521	310	77	2,093,134
Ivy VIP Mid Cap Growth Portfolio - Class II	9,887,906	10,204	9,898,110	—	919	9,897,191
Ivy VIP Science and Technology Portfolio - Class I	301,160	—	301,160	13,707	9	287,444
Ivy VIP Science and Technology Portfolio - Class II	22,904,648	14,137	22,918,785	—	2,106	22,916,679
Ivy VIP Small Cap Growth Portfolio - Class I	160,857	—	160,857	2	5	160,850
Ivy VIP Small Cap Growth Portfolio - Class II	5,158,482	1,412	5,159,894	—	469	5,159,425
Janus Henderson Balanced Portfolio - Service Shares	12,823,337	—	12,823,337	1,555	1,718	12,820,064
Janus Henderson Enterprise Portfolio - Service Shares	6,072,635	—	6,072,635	99	820	6,071,716
Janus Henderson Global Research Portfolio - Service Shares	626,502	1	626,503	—	82	626,421
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	1,905,654	—	1,905,654	—	76	1,905,578
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	78,338,637	259,252	78,597,889	—	9,876	78,588,013
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	5,692,776	9	5,692,785	—	794	5,691,991
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	51,510	—	51,510	—	1	51,509
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	3,102,156	—	3,102,156	—	303	3,101,853
Lincoln iShares® Global Growth Allocation Fund - Standard Class	490,434	—	490,434	—	30	490,404
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	952,833	—	952,833	—	58	952,775
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	26,520,788	35,234	26,556,022	—	2,424	26,553,598
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	12,046,563	—	12,046,563	24,150	1,076	12,021,337

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	$12,454,713	$10,557	$12,465,270	$—	$971	$12,464,299
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	33,481,150	168,748	33,649,898	—	3,184	33,646,714
LVIP American Balanced Allocation Fund - Service Class	45,106,638	31,809	45,138,447	—	4,513	45,133,934
LVIP American Balanced Allocation Fund - Standard Class	6,675,059	—	6,675,059	810	394	6,673,855
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	343,355,022	682,984	344,038,006	—	44,455	343,993,551
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	28,212,147	—	28,212,147	5,249	3,462	28,203,436
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	414,331	—	414,331	—	29	414,302
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	72,486,429	14,060	72,500,489	—	8,729	72,491,760
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	383,239	—	383,239	—	23	383,216
LVIP American Global Growth Fund - Service Class II	215,341,509	396,970	215,738,479	—	29,062	215,709,417
LVIP American Global Small Capitalization Fund - Service Class II	64,716,792	198,848	64,915,640	—	8,407	64,907,233
LVIP American Growth Allocation Fund - Service Class	37,344,273	—	37,344,273	1,272	3,500	37,339,501
LVIP American Growth Allocation Fund - Standard Class	1,573,055	—	1,573,055	—	72	1,572,983
LVIP American Growth Fund - Service Class II	640,504,943	1,255,352	641,760,295	—	85,865	641,674,430
LVIP American Growth-Income Fund - Service Class II	563,093,898	1,153,521	564,247,419	—	74,115	564,173,304
LVIP American Income Allocation Fund - Standard Class	75,886	—	75,886	—	10	75,876
LVIP American International Fund - Service Class II	201,534,276	1,034,804	202,569,080	—	26,996	202,542,084
LVIP American Preservation Fund - Service Class	7,806,503	—	7,806,503	1,212	784	7,804,507
LVIP American Preservation Fund - Standard Class	186,977	—	186,977	—	17	186,960
LVIP Baron Growth Opportunities Fund - Service Class	190,074,916	363,037	190,437,953	—	25,536	190,412,417
LVIP Baron Growth Opportunities Fund - Standard Class	749,991	—	749,991	9	30	749,952
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	834,779,599	833,315	835,612,914	—	108,887	835,504,027
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	256,242	1,042	257,284	—	13	257,271
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	820,828,427	75,780	820,904,207	—	109,215	820,794,992
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	153,288	—	153,288	—	12	153,276
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	303,634,755	93,099	303,727,854	—	37,288	303,690,566
LVIP BlackRock Inflation Protected Bond Fund - Service Class	739,599,483	—	739,599,483	2,181,271	98,761	737,319,451

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	$3,884,202	$—	$3,884,202	$29,466	$184	$3,854,552
LVIP BlackRock Scientific Allocation Fund - Service Class	4,838,155	63,182	4,901,337	—	612	4,900,725
LVIP BlackRock Scientific Allocation Fund - Standard Class	18,975	—	18,975	—	2	18,973
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	300,513,557	125,561	300,639,118	—	38,643	300,600,475
LVIP Blended Core Equity Managed Volatility Fund - Service Class	278,638,482	341,426	278,979,908	—	36,453	278,943,455
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	63,553	—	63,553	—	5	63,548
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	679,484,047	1,088,135	680,572,182	—	87,022	680,485,160
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,098,611	—	2,098,611	82	354	2,098,175
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	556,772,083	671,335	557,443,418	—	72,283	557,371,135
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	82,618	—	82,618	—	6	82,612
LVIP Clarion Global Real Estate Fund - Service Class	86,913,630	—	86,913,630	65,484	11,160	86,836,986
LVIP Clarion Global Real Estate Fund - Standard Class	1,138,449	—	1,138,449	816	34	1,137,599
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	146,004,566	71,985	146,076,551	—	18,766	146,057,785
LVIP Delaware Bond Fund - Service Class	3,438,036,774	—	3,438,036,774	7,246,254	401,596	3,430,388,924
LVIP Delaware Bond Fund - Standard Class	66,581,823	—	66,581,823	40,715	9,166	66,531,942
LVIP Delaware Diversified Floating Rate Fund - Service Class	808,937,313	—	808,937,313	1,403,130	109,538	807,424,645
LVIP Delaware Diversified Floating Rate Fund - Standard Class	2,771,385	—	2,771,385	31,244	218	2,739,923
LVIP Delaware Social Awareness Fund - Service Class	52,957,483	39,884	52,997,367	—	6,737	52,990,630
LVIP Delaware Social Awareness Fund - Standard Class	6,039,229	—	6,039,229	104	791	6,038,334
LVIP Delaware Special Opportunities Fund - Service Class	78,216,409	142,919	78,359,328	—	10,173	78,349,155
LVIP Delaware Wealth Builder Fund - Service Class	13,334,955	—	13,334,955	55,262	1,866	13,277,827
LVIP Delaware Wealth Builder Fund - Standard Class	4,011,314	190	4,011,504	—	564	4,010,940
LVIP Dimensional International Core Equity Fund - Service Class	58,750,553	373,606	59,124,159	—	7,772	59,116,387
LVIP Dimensional International Core Equity Fund - Standard Class	8,374,745	—	8,374,745	1,626	394	8,372,725
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	427,609,685	645,006	428,254,691	—	54,837	428,199,854
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	1,400,556	820	1,401,376	—	79	1,401,297
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	107,978,412	574,734	108,553,146	—	14,642	108,538,504

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	$6,349,967	$11,066	$6,361,033	$—	$294	$6,360,739
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	50,995,459	341,665	51,337,124	—	6,894	51,330,230
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	7,428,181	—	7,428,181	2,356	374	7,425,451
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	709,847,964	917,876	710,765,840	—	91,145	710,674,695
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	2,271,950	760	2,272,710	—	123	2,272,587
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	622,196,880	—	622,196,880	1,050,866	81,245	621,064,769
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	16,218,118	—	16,218,118	9,547	784	16,207,787
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	372,077,066	712,610	372,789,676	—	50,216	372,739,460
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	104,458	—	104,458	—	7	104,451
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	816,294,843	831,374	817,126,217	—	106,127	817,020,090
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	38,594	—	38,594	—	1	38,593
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	12,012,038	14,116	12,026,154	—	1,520	12,024,634
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	31,887	—	31,887	—	1	31,886
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	273,190,004	110,250	273,300,254	—	35,931	273,264,323
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	10,575	162	10,737	—	1	10,736
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	3,043,057	60,377	3,103,434	—	354	3,103,080
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,000,544,904	—	1,000,544,904	569,039	135,833	999,840,032
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	211,028	—	211,028	—	11	211,017
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,582,223,742	—	7,582,223,742	879,194	899,269	7,580,445,279
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	7,246,599	—	7,246,599	—	538	7,246,061
LVIP Global Income Fund - Service Class	593,975,909	—	593,975,909	2,243,772	78,381	591,653,756
LVIP Global Income Fund - Standard Class	600,772	—	600,772	14	31	600,727
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	5,930,890,450	—	5,930,890,450	607,166	712,096	5,929,571,188
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1,752,179	—	1,752,179	—	144	1,752,035
LVIP Goldman Sachs Income Builder Fund - Service Class	11,469,620	—	11,469,620	7,877	1,444	11,460,299
LVIP Goldman Sachs Income Builder Fund - Standard Class	520,776	—	520,776	61	15	520,700
See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Government Money Market Fund - Service Class	$261,994,547	$—	$261,994,547	$402,410	$32,467	$261,559,670
LVIP Government Money Market Fund - Standard Class	26,573,627	—	26,573,627	30,559	2,908	26,540,160
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	281,678,827	222,043	281,900,870	—	36,909	281,863,961
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	122,468,548	218,571	122,687,119	—	15,904	122,671,215
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	74,342	—	74,342	—	7	74,335
LVIP JPMorgan High Yield Fund - Service Class	172,159,383	—	172,159,383	37,836	19,718	172,101,829
LVIP JPMorgan High Yield Fund - Standard Class	997,658	—	997,658	26	36	997,596
LVIP JPMorgan Retirement Income Fund - Service Class	5,061,373	71,931	5,133,304	—	572	5,132,732
LVIP JPMorgan Retirement Income Fund - Standard Class	839,064	—	839,064	102	35	838,927
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	533,203,688	871,372	534,075,060	—	69,530	534,005,530
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	234,360	2,896	237,256	—	19	237,237
LVIP Loomis Sayles Global Growth Fund - Service Class	63,478	—	63,478	—	6	63,472
LVIP Loomis Sayles Global Growth Fund - Standard Class	10,514	—	10,514	9	—	10,505
LVIP MFS International Equity Managed Volatility Fund - Service Class	388,973,330	431,616	389,404,946	—	50,247	389,354,699
LVIP MFS International Growth Fund - Service Class	188,267,845	196,593	188,464,438	—	21,093	188,443,345
LVIP MFS International Growth Fund - Standard Class	480,084	—	480,084	—	14	480,070
LVIP MFS Value Fund - Service Class	839,793,849	774,277	840,568,126	—	84,925	840,483,201
LVIP MFS Value Fund - Standard Class	1,615,138	—	1,615,138	37	50	1,615,051
LVIP Mondrian International Value Fund - Service Class	240,903,775	—	240,903,775	32,346	27,573	240,843,856
LVIP Mondrian International Value Fund - Standard Class	9,234,288	—	9,234,288	318	1,273	9,232,697
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	53,418,785	238,041	53,656,826	—	6,960	53,649,866
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	31,893	—	31,893	—	1	31,892
LVIP PIMCO Low Duration Bond Fund - Service Class	477,856,438	—	477,856,438	210,037	62,078	477,584,323
LVIP PIMCO Low Duration Bond Fund - Standard Class	5,301,411	—	5,301,411	330	273	5,300,808
LVIP SSGA Bond Index Fund - Service Class	894,044,299	—	894,044,299	2,765,350	122,642	891,156,307
LVIP SSGA Bond Index Fund - Standard Class	5,298,075	—	5,298,075	2,166	330	5,295,579
LVIP SSGA Conservative Index Allocation Fund - Service Class	65,455,991	—	65,455,991	3,356	8,528	65,444,107
LVIP SSGA Conservative Index Allocation Fund - Standard Class	81,308	—	81,308	—	3	81,305
LVIP SSGA Conservative Structured Allocation Fund - Service Class	154,234,191	—	154,234,191	65,494	19,485	154,149,212

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	$975,295	$—	$975,295	$—	$34	$975,261
LVIP SSGA Developed International 150 Fund - Service Class	135,650,135	221,522	135,871,657	—	18,209	135,853,448
LVIP SSGA Developed International 150 Fund - Standard Class	602,895	—	602,895	—	32	602,863
LVIP SSGA Emerging Markets 100 Fund - Service Class	161,386,020	—	161,386,020	195,141	21,294	161,169,585
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,190,593	—	3,190,593	788	131	3,189,674
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	201,382	49	201,431	—	21	201,410
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	741,202,288	25,707	741,227,995	—	100,258	741,127,737
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	709,966	—	709,966	47	37	709,882
LVIP SSGA International Index Fund - Service Class	262,932,924	293,593	263,226,517	—	34,932	263,191,585
LVIP SSGA International Index Fund - Standard Class	4,186,058	919	4,186,977	—	271	4,186,706
LVIP SSGA International Managed Volatility Fund - Service Class	330,671,642	286,258	330,957,900	—	43,930	330,913,970
LVIP SSGA International Managed Volatility Fund - Standard Class	136,992	204	137,196	—	16	137,180
LVIP SSGA Large Cap 100 Fund - Service Class	287,059,980	631,820	287,691,800	—	38,860	287,652,940
LVIP SSGA Large Cap 100 Fund - Standard Class	2,871,233	1,185	2,872,418	—	214	2,872,204
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	493,268,320	533,692	493,802,012	—	63,078	493,738,934
LVIP SSGA Mid-Cap Index Fund - Service Class	62,059,340	179,453	62,238,793	—	7,674	62,231,119
LVIP SSGA Mid-Cap Index Fund - Standard Class	2,809,465	—	2,809,465	284	152	2,809,029
LVIP SSGA Moderate Index Allocation Fund - Service Class	214,182,252	427,458	214,609,710	—	27,883	214,581,827
LVIP SSGA Moderate Index Allocation Fund - Standard Class	990,394	—	990,394	—	41	990,353
LVIP SSGA Moderate Structured Allocation Fund - Service Class	672,459,112	—	672,459,112	125,976	88,417	672,244,719
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	847,533	—	847,533	—	25	847,508
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	195,985,681	165,169	196,150,850	—	25,123	196,125,727
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	2,381,137	—	2,381,137	—	101	2,381,036
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	386,043,435	8,034	386,051,469	—	50,883	386,000,586
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	2,041,554	—	2,041,554	—	103	2,041,451
LVIP SSGA S&P 500 Index Fund - Service Class	1,008,358,946	1,466,397	1,009,825,343	—	130,666	1,009,694,677
LVIP SSGA S&P 500 Index Fund - Standard Class	51,331,495	2,923	51,334,418	—	4,511	51,329,907
LVIP SSGA Short-Term Bond Index Fund - Service Class	43,508,254	51,842	43,560,096	—	5,505	43,554,591

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA Short-Term Bond Index Fund - Standard Class	$718,525	$—	$718,525	$157	$31	$718,337
LVIP SSGA Small-Cap Index Fund - Service Class	303,183,994	1,093,603	304,277,597	—	39,370	304,238,227
LVIP SSGA Small-Cap Index Fund - Standard Class	8,540,794	16,692	8,557,486	—	468	8,557,018
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	125,149,881	9,118	125,158,999	—	16,569	125,142,430
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	3,030,815	3,693	3,034,508	—	215	3,034,293
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	429,287,031	1,148,974	430,436,005	—	55,939	430,380,066
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	52,390	—	52,390	—	4	52,386
LVIP T. Rowe Price 2010 Fund - Service Class	5,119,912	—	5,119,912	77	657	5,119,178
LVIP T. Rowe Price 2020 Fund - Service Class	8,572,118	—	8,572,118	365	1,159	8,570,594
LVIP T. Rowe Price 2030 Fund - Service Class	4,101,442	358	4,101,800	—	583	4,101,217
LVIP T. Rowe Price 2040 Fund - Service Class	4,039,338	—	4,039,338	1,368	542	4,037,428
LVIP T. Rowe Price Growth Stock Fund - Service Class	296,536,715	321,073	296,857,788	—	37,133	296,820,655
LVIP T. Rowe Price Growth Stock Fund - Standard Class	2,237,446	144	2,237,590	—	87	2,237,503
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	179,193,751	498,681	179,692,432	—	23,097	179,669,335
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	2,968,693	—	2,968,693	391,949	407	2,576,337
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	1,514,354	83,272	1,597,626	—	181	1,597,445
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1,023,755,913	124,407	1,023,880,320	—	110,433	1,023,769,887
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	31,126	—	31,126	—	2	31,124
LVIP Vanguard Domestic Equity ETF Fund - Service Class	222,911,348	1,100,319	224,011,667	—	27,047	223,984,620
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	2,424,288	4,549	2,428,837	—	135	2,428,702
LVIP Vanguard International Equity ETF Fund - Service Class	157,298,769	595,263	157,894,032	—	19,797	157,874,235
LVIP Vanguard International Equity ETF Fund - Standard Class	6,528,503	8,654	6,537,157	—	327	6,536,830
LVIP Wellington Capital Growth Fund - Service Class	321,736,853	704,667	322,441,520	—	29,415	322,412,105
LVIP Wellington Capital Growth Fund - Standard Class	769,423	—	769,423	316	22	769,085
LVIP Wellington Mid-Cap Value Fund - Service Class	88,120,814	369,531	88,490,345	—	11,188	88,479,157
LVIP Wellington Mid-Cap Value Fund - Standard Class	444,745	—	444,745	163	14	444,568
LVIP Western Asset Core Bond Fund - Service Class	114,846,065	235,635	115,081,700	—	14,315	115,067,385
LVIP Western Asset Core Bond Fund - Standard Class	3,946,281	—	3,946,281	413	154	3,945,714
MFS® VIT Growth Series - Initial Class	4,155,974	—	4,155,974	3,253	402	4,152,319

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
MFS® VIT Growth Series - Service Class	$127,706,866	$339,002	$128,045,868	$—	$14,805	$128,031,063
MFS® VIT Total Return Series - Initial Class	5,457,248	—	5,457,248	—	611	5,456,637
MFS® VIT Total Return Series - Service Class	76,391,785	—	76,391,785	8,600	9,302	76,373,883
MFS® VIT Utilities Series - Initial Class	6,120,263	—	6,120,263	5,910	690	6,113,663
MFS® VIT Utilities Series - Service Class	168,654,644	—	168,654,644	375,730	21,523	168,257,391
MFS® VIT II Core Equity Portfolio - Service Class	2,158,072	—	2,158,072	59	295	2,157,718
MFS® VIT II International Value Portfolio - Initial Class	926,248	—	926,248	—	29	926,219
MFS® VIT II International Value Portfolio - Service Class	28,797,637	5,402	28,803,039	—	2,713	28,800,326
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	285,519	—	285,519	33	9	285,477
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	6,499,751	—	6,499,751	1,908	632	6,497,211
Morgan Stanley VIF Growth Portfolio - Class II	2,702,114	1,063	2,703,177	—	222	2,702,955
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	19,640,995	—	19,640,995	4,078	2,721	19,634,196
Oppenheimer Global Fund/VA Service Shares	7,545,718	10,055	7,555,773	—	599	7,555,174
Oppenheimer International Growth Fund/VA Non-Service Shares	548,611	—	548,611	16	19	548,576
Oppenheimer International Growth Fund/VA Service Shares	12,474,254	—	12,474,254	3,923	1,175	12,469,156
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	621,141	—	621,141	160	20	620,961
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	11,067,466	25,868	11,093,334	—	1,078	11,092,256
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	3,443,888	—	3,443,888	2,047	344	3,441,497
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	113,636	—	113,636	—	4	113,632
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	10,172,770	—	10,172,770	2,552	1,205	10,169,013
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	21,363	—	21,363	—	1	21,362
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	4,523,929	—	4,523,929	14	468	4,523,447
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	43,436	—	43,436	—	1	43,435
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	3,150,213	—	3,150,213	2	305	3,149,906
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	43,170	—	43,170	—	1	43,169
Putnam VT Equity Income Fund - Class IB	1,087,189	—	1,087,189	—	146	1,087,043
Putnam VT George Putnam Balanced Fund - Class IB	25,390,040	76,306	25,466,346	—	3,281	25,463,065
Putnam VT Global Health Care Fund - Class IA	244,401	—	244,401	12,987	8	231,406
Putnam VT Global Health Care Fund - Class IB	14,594,835	2,740	14,597,575	—	1,519	14,596,056
Putnam VT Income Fund - Class IA	39,503	—	39,503	—	1	39,502
Putnam VT Income Fund - Class IB	6,686,832	—	6,686,832	2	666	6,686,164
Putnam VT Multi-Asset Absolute Return Fund - Class IA	1,277	—	1,277	—	—	1,277

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Putnam VT Multi-Asset Absolute Return Fund - Class IB	$2,827,288	$—	$2,827,288	$—	$261	$2,827,027
QS Variable Conservative Growth - Class II	4,053,745	—	4,053,745	—	500	4,053,245
Rational Trend Aggregation VA Fund	1,075,228	267	1,075,495	—	116	1,075,379
SEI VP Market Growth Strategy Fund - Class II	1,953,816	—	1,953,816	—	120	1,953,696
SEI VP Market Growth Strategy Fund - Class III	2,443,078	—	2,443,078	—	257	2,442,821
SEI VP Market Plus Strategy Fund - Class III	1,953,224	—	1,953,224	—	178	1,953,046
Templeton Foreign VIP Fund - Class 1	43,260	—	43,260	—	1	43,259
Templeton Foreign VIP Fund - Class 4	3,168,150	—	3,168,150	31	303	3,167,816
Templeton Global Bond VIP Fund - Class 1	4,218,140	9,875	4,228,015	—	142	4,227,873
Templeton Global Bond VIP Fund - Class 2	298,514,149	—	298,514,149	742,144	39,141	297,732,864
Templeton Global Bond VIP Fund - Class 4	28,751,484	14,636	28,766,120	—	2,699	28,763,421
Templeton Growth VIP Fund - Class 2	21,871,292	—	21,871,292	18,049	3,063	21,850,180
VanEck VIP Global Hard Assets Fund - Class S Shares	2,508,513	1,344	2,509,857	—	250	2,509,607
VanEck VIP Global Hard Assets Fund - Initial Class Shares	298,227	—	298,227	—	9	298,218
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	14,023,104	30,455	14,053,559	—	1,328	14,052,231
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	545,432	—	545,432	—	17	545,415

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$—	$(508,310)	$(508,310)	$2,249,509
AB VPS Growth and Income Portfolio - Class B	—	(231)	(231)	571
AB VPS International Value Portfolio - Class B	13	(14)	(1)	1
AB VPS Large Cap Growth Portfolio - Class B	—	(168,799)	(168,799)	544,939
AB VPS Small/Mid Cap Value Portfolio - Class A	1,955	(2,360)	(405)	50,981
AB VPS Small/Mid Cap Value Portfolio - Class B	465,012	(3,331,995)	(2,866,983)	3,718,404
ALPS/Alerian Energy Infrastructure Portfolio - Class I	9,131	(1,760)	7,371	(18,907)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	92,474	(57,336)	35,138	(74,743)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	7,392	(556)	6,836	122
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	601,935	(133,942)	467,993	219,443
ALPS/Stadion Core ETF Portfolio - Class I	1,742	(2,311)	(569)	7,501
ALPS/Stadion Core ETF Portfolio - Class III	69,226	(211,193)	(141,967)	163,414
ALPS/Stadion Tactical Growth Portfolio - Class III	8,715	(60,685)	(51,970)	143,945
American Century VP Balanced Fund - Class I	3,127	(1,609)	1,518	756
American Century VP Balanced Fund - Class II	710,805	(901,719)	(190,914)	465,193
American Century VP Inflation Protection Fund - Class II	688	(534)	154	(83)
American Century VP Large Company Value Fund - Class I	12,747	(3,990)	8,757	(3,795)
American Century VP Large Company Value Fund - Class II	171,348	(151,278)	20,070	(12,189)
American Funds Asset Allocation Fund - Class 1	350,403	(106,807)	243,596	123,211
American Funds Asset Allocation Fund - Class 1A	121,071	(30,962)	90,109	(13,119)
American Funds Asset Allocation Fund - Class 4	2,270,384	(1,802,084)	468,300	(511,937)
American Funds Blue Chip Income and Growth Fund - Class 1	88,320	(35,106)	53,214	42,914
American Funds Blue Chip Income and Growth Fund - Class 1A	66,603	(12,641)	53,962	(13,915)
American Funds Blue Chip Income and Growth Fund - Class 4	623,579	(369,838)	253,741	249,478
American Funds Bond Fund - Class 1	172,331	(51,778)	120,553	(24,758)
American Funds Bond Fund - Class 1A	74,891	(15,816)	59,075	(14,714)
American Funds Capital Income Builder® - Class 1	32,702	(4,755)	27,947	5,625
American Funds Capital Income Builder® - Class 1A	56,249	(8,623)	47,626	(12,252)
American Funds Capital Income Builder® - Class 4	991,940	(446,521)	545,419	61,902
American Funds Global Balanced Fund - Class 1	8,548	(3,583)	4,965	847
American Funds Global Balanced Fund - Class 1A	29,852	(6,368)	23,484	(11,816)
American Funds Global Bond Fund - Class 1	69,585	(25,682)	43,903	(4,007)
American Funds Global Bond Fund - Class 1A	8,576	(1,556)	7,020	(6,555)
American Funds Global Growth and Income Fund - Class 1	27,190	(13,480)	13,710	7,416
American Funds Global Growth and Income Fund - Class 1A	17,344	(3,636)	13,708	(8,313)
American Funds Global Growth Fund - Class 1	20,348	(15,691)	4,657	31,999
American Funds Global Growth Fund - Class 1A	28,031	(18,402)	9,629	30,328
American Funds Global Growth Fund - Class 2	1,947,221	(4,580,777)	(2,633,556)	10,117,834
American Funds Global Growth Fund - Class 4	250,495	(485,471)	(234,976)	346,852
American Funds Global Small Capitalization Fund - Class 1	4,765	(11,052)	(6,287)	22,899
American Funds Global Small Capitalization Fund - Class 1A	614	(1,387)	(773)	11,965
American Funds Global Small Capitalization Fund - Class 2	313,190	(4,863,340)	(4,550,150)	10,745,680
American Funds Global Small Capitalization Fund - Class 4	2,684	(144,496)	(141,812)	23,383
American Funds Growth Fund - Class 1	72,954	(81,101)	(8,147)	326,592
American Funds Growth Fund - Class 1A	54,451	(37,320)	17,131	5,042
American Funds Growth Fund - Class 2	6,147,409	(24,252,843)	(18,105,434)	66,487,466
American Funds Growth Fund - Class 4	332,985	(1,456,647)	(1,123,662)	1,100,359
American Funds Growth-Income Fund - Class 1	108,716	(51,191)	57,525	115,840
American Funds Growth-Income Fund - Class 1A	102,576	(27,846)	74,730	38,385
American Funds Growth-Income Fund - Class 2	25,866,628	(27,654,352)	(1,787,724)	69,441,812
American Funds Growth-Income Fund - Class 4	1,210,288	(1,042,656)	167,632	436,683
American Funds High-Income Bond Fund - Class 1	110,606	(14,090)	96,516	(9,368)
American Funds High-Income Bond Fund - Class 1A	39,561	(6,273)	33,288	3,266
American Funds International Fund - Class 1	119,064	(42,888)	76,176	91,533
American Funds International Fund - Class 1A	95,997	(16,751)	79,246	(25,032)
American Funds International Fund - Class 2	10,971,674	(9,424,130)	1,547,544	12,480,139
American Funds International Fund - Class 4	627,588	(432,285)	195,303	233,319

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$—	$2,249,509	$(5,287,583)	$(3,546,384)
AB VPS Growth and Income Portfolio - Class B	—	571	—	340
AB VPS International Value Portfolio - Class B	—	1	(289)	(289)
AB VPS Large Cap Growth Portfolio - Class B	1,165,946	1,710,885	(1,383,116)	158,970
AB VPS Small/Mid Cap Value Portfolio - Class A	32,616	83,597	(188,315)	(105,123)
AB VPS Small/Mid Cap Value Portfolio - Class B	16,550,432	20,268,836	(51,595,867)	(34,194,014)
ALPS/Alerian Energy Infrastructure Portfolio - Class I	—	(18,907)	(64,924)	(76,460)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	(74,743)	(1,049,783)	(1,089,388)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	361	483	(23,913)	(16,594)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	30,420	249,863	(2,292,531)	(1,574,675)
ALPS/Stadion Core ETF Portfolio - Class I	7,317	14,818	(37,207)	(22,958)
ALPS/Stadion Core ETF Portfolio - Class III	350,899	514,313	(1,477,937)	(1,105,591)
ALPS/Stadion Tactical Growth Portfolio - Class III	111,526	255,471	(472,585)	(269,084)
American Century VP Balanced Fund - Class I	1,494	2,250	(13,711)	(9,943)
American Century VP Balanced Fund - Class II	340,860	806,053	(4,655,929)	(4,040,790)
American Century VP Inflation Protection Fund - Class II	—	(83)	(1,282)	(1,211)
American Century VP Large Company Value Fund - Class I	27,117	23,322	(127,934)	(95,855)
American Century VP Large Company Value Fund - Class II	350,934	338,745	(1,807,775)	(1,448,960)
American Funds Asset Allocation Fund - Class 1	805,787	928,998	(2,027,832)	(855,238)
American Funds Asset Allocation Fund - Class 1A	281,315	268,196	(745,274)	(386,969)
American Funds Asset Allocation Fund - Class 4	6,393,352	5,881,415	(16,813,269)	(10,463,554)
American Funds Blue Chip Income and Growth Fund - Class 1	343,183	386,097	(786,699)	(347,388)
American Funds Blue Chip Income and Growth Fund - Class 1A	186,707	172,792	(557,725)	(330,971)
American Funds Blue Chip Income and Growth Fund - Class 4	2,376,522	2,626,000	(6,335,895)	(3,456,154)
American Funds Bond Fund - Class 1	9,053	(15,705)	(191,921)	(87,073)
American Funds Bond Fund - Class 1A	3,362	(11,352)	(40,733)	6,990
American Funds Capital Income Builder® - Class 1	2,172	7,797	(112,497)	(76,753)
American Funds Capital Income Builder® - Class 1A	2,556	(9,696)	(207,958)	(170,028)
American Funds Capital Income Builder® - Class 4	77,353	139,255	(3,937,695)	(3,253,021)
American Funds Global Balanced Fund - Class 1	6,366	7,213	(47,666)	(35,488)
American Funds Global Balanced Fund - Class 1A	24,432	12,616	(198,744)	(162,644)
American Funds Global Bond Fund - Class 1	10,270	6,263	(115,230)	(65,064)
American Funds Global Bond Fund - Class 1A	1,010	(5,545)	(9,987)	(8,512)
American Funds Global Growth and Income Fund - Class 1	106,198	113,614	(274,135)	(146,811)
American Funds Global Growth and Income Fund - Class 1A	62,104	53,791	(185,770)	(118,271)
American Funds Global Growth Fund - Class 1	152,928	184,927	(386,029)	(196,445)
American Funds Global Growth Fund - Class 1A	233,021	263,349	(678,727)	(405,749)
American Funds Global Growth Fund - Class 2	20,479,699	30,597,533	(56,508,947)	(28,544,970)
American Funds Global Growth Fund - Class 4	3,079,333	3,426,185	(8,543,563)	(5,352,354)
American Funds Global Small Capitalization Fund - Class 1	61,935	84,834	(228,657)	(150,110)
American Funds Global Small Capitalization Fund - Class 1A	15,022	26,987	(74,295)	(48,081)
American Funds Global Small Capitalization Fund - Class 2	17,424,698	28,170,378	(65,334,464)	(41,714,236)
American Funds Global Small Capitalization Fund - Class 4	537,862	561,245	(2,266,987)	(1,847,554)
American Funds Growth Fund - Class 1	1,060,689	1,387,281	(1,341,291)	37,843
American Funds Growth Fund - Class 1A	653,512	658,554	(1,300,717)	(625,032)
American Funds Growth Fund - Class 2	146,790,683	213,278,149	(203,525,958)	(8,353,243)
American Funds Growth Fund - Class 4	12,214,570	13,314,929	(15,934,407)	(3,743,140)
American Funds Growth-Income Fund - Class 1	458,532	574,372	(728,299)	(96,402)
American Funds Growth-Income Fund - Class 1A	364,042	402,427	(825,000)	(347,843)
American Funds Growth-Income Fund - Class 2	130,708,195	200,150,007	(240,243,498)	(41,881,215)
American Funds Growth-Income Fund - Class 4	5,995,484	6,432,167	(11,061,067)	(4,461,268)
American Funds High-Income Bond Fund - Class 1	—	(9,368)	(137,382)	(50,234)
American Funds High-Income Bond Fund - Class 1A	—	3,266	(52,583)	(16,029)
American Funds International Fund - Class 1	295,147	386,680	(1,311,947)	(849,091)
American Funds International Fund - Class 1A	199,247	174,215	(1,001,750)	(748,289)
American Funds International Fund - Class 2	31,360,165	43,840,304	(140,166,961)	(94,779,113)
American Funds International Fund - Class 4	1,833,050	2,066,369	(8,410,510)	(6,148,838)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
American Funds International Growth and Income Fund - Class 1	$45,686	$(15,961)	$29,725	$471
American Funds International Growth and Income Fund - Class 1A	10,590	(3,059)	7,531	(2,366)
American Funds Managed Risk Asset Allocation Fund - Class P1	17,334	(13,653)	3,681	4,335
American Funds Managed Risk Asset Allocation Fund - Class P2	1,607,556	(1,756,916)	(149,360)	464,457
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	9,815	(1,813)	8,002	(2,294)
American Funds Managed Risk Growth Fund - Class P1	690	(2,173)	(1,483)	(12,757)
American Funds Managed Risk Growth-Income Fund - Class P1	350	(310)	40	988
American Funds Managed Risk International Fund - Class P1	5,048	(1,742)	3,306	(1,682)
American Funds Mortgage Fund - Class 1	12,427	(6,730)	5,697	(1,877)
American Funds Mortgage Fund - Class 1A	14,308	(2,044)	12,264	(328)
American Funds Mortgage Fund - Class 4	99,276	(66,559)	32,717	(43,356)
American Funds New World Fund® - Class 1	47,901	(29,668)	18,233	32,275
American Funds New World Fund® - Class 1A	17,351	(5,450)	11,901	(23,429)
American Funds New World Fund® - Class 4	189,411	(297,939)	(108,528)	382,860
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	3,584	(1,566)	2,018	(3,530)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	28,297	(8,315)	19,982	(3,456)
BlackRock Global Allocation V.I. Fund - Class I	37,975	(27,711)	10,264	134,441
BlackRock Global Allocation V.I. Fund - Class III	9,061,294	(18,168,642)	(9,107,348)	4,538,448
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	—	(145)	(145)	4,328
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	—	(38,610)	(38,610)	258,155
ClearBridge Variable Aggressive Growth Portfolio - Class I	1,961	(1,222)	739	370
ClearBridge Variable Aggressive Growth Portfolio - Class II	86,294	(267,708)	(181,414)	(57,967)
ClearBridge Variable Large Cap Growth Portfolio - Class I	4,394	(4,542)	(148)	4,874
ClearBridge Variable Large Cap Growth Portfolio - Class II	74,641	(597,012)	(522,371)	84,939
ClearBridge Variable Mid Cap Portfolio - Class I	2,881	(2,897)	(16)	768
ClearBridge Variable Mid Cap Portfolio - Class II	65,612	(452,929)	(387,317)	117,071
Columbia VP Commodity Strategy Fund - Class 1	247	(677)	(430)	(1,143)
Columbia VP Commodity Strategy Fund - Class 2	—	(7,327)	(7,327)	(4,164)
Columbia VP Emerging Markets Bond Fund - Class 1	14,539	(992)	13,547	(19,627)
Columbia VP Emerging Markets Bond Fund - Class 2	66,845	(17,787)	49,058	(15,890)
Columbia VP Strategic Income Fund - Class 1	16,906	(1,495)	15,411	(916)
Columbia VP Strategic Income Fund - Class 2	114,587	(40,714)	73,873	(6,664)
Delaware VIP® Diversified Income Series - Service Class	59,185,727	(31,581,196)	27,604,531	(13,665,562)
Delaware VIP® Diversified Income Series - Standard Class	220,064	(58,128)	161,936	(83,017)
Delaware VIP® Emerging Markets Series - Service Class	10,053,754	(5,160,074)	4,893,680	7,395,575
Delaware VIP® Emerging Markets Series - Standard Class	19,114	(2,789)	16,325	42,479
Delaware VIP® High Yield Series - Service Class	7,319,926	(2,057,625)	5,262,301	(3,714,134)
Delaware VIP® High Yield Series - Standard Class	164,469	(37,682)	126,787	(25,967)
Delaware VIP® International Value Equity Series - Standard Class	2,303	(1,207)	1,096	1,554
Delaware VIP® Limited-Term Diversified Income Series - Service Class	29,812,450	(16,505,445)	13,307,005	(5,382,713)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	45,332	(18,750)	26,582	(5,707)
Delaware VIP® REIT Series - Service Class	2,678,984	(2,282,454)	396,530	(2,457,327)
Delaware VIP® REIT Series - Standard Class	63,878	(37,759)	26,119	(24,094)
Delaware VIP® Small Cap Value Series - Service Class	2,374,679	(6,420,811)	(4,046,132)	7,852,309
Delaware VIP® Small Cap Value Series - Standard Class	58,003	(94,961)	(36,958)	97,891
Delaware VIP® Smid Cap Core Series - Service Class	—	(2,983,199)	(2,983,199)	(2,569,797)
Delaware VIP® Smid Cap Core Series - Standard Class	12,353	(97,522)	(85,169)	95,129
Delaware VIP® U.S. Growth Series - Service Class	—	(3,610,050)	(3,610,050)	6,335,582
Delaware VIP® U.S. Growth Series - Standard Class	—	(46)	(46)	522
Delaware VIP® Value Series - Service Class	4,391,162	(5,133,876)	(742,714)	10,658,620
Delaware VIP® Value Series - Standard Class	108,647	(98,353)	10,294	104,253
DWS Alternative Asset Allocation VIP Portfolio - Class A	31,906	(12,594)	19,312	(4,247)
DWS Alternative Asset Allocation VIP Portfolio - Class B	972,918	(826,533)	146,385	(385,248)
DWS Equity 500 Index VIP Portfolio - Class A	95,478	(94,333)	1,145	177,910
DWS Small Cap Index VIP Portfolio - Class A	34,575	(55,765)	(21,190)	194,712
Eaton Vance VT Floating-Rate Income Fund - ADV Class	149,833	(14,703)	135,130	21,077
Eaton Vance VT Floating-Rate Income Fund - Initial Class	870,840	(279,522)	591,318	(105,426)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
American Funds International Growth and Income Fund - Class 1	$—	$471	$(266,183)	$(235,987)
American Funds International Growth and Income Fund - Class 1A	—	(2,366)	(65,518)	(60,353)
American Funds Managed Risk Asset Allocation Fund - Class P1	34,090	38,425	(113,503)	(71,397)
American Funds Managed Risk Asset Allocation Fund - Class P2	4,610,865	5,075,322	(12,888,337)	(7,962,375)
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	2,800	506	(41,982)	(33,474)
American Funds Managed Risk Growth Fund - Class P1	6,447	(6,310)	(35,392)	(43,185)
American Funds Managed Risk Growth-Income Fund - Class P1	768	1,756	(2,689)	(893)
American Funds Managed Risk International Fund - Class P1	508	(1,174)	(28,108)	(25,976)
American Funds Mortgage Fund - Class 1	—	(1,877)	(4,338)	(518)
American Funds Mortgage Fund - Class 1A	—	(328)	(67)	11,869
American Funds Mortgage Fund - Class 4	—	(43,356)	(47,446)	(58,085)
American Funds New World Fund® - Class 1	115,190	147,465	(812,992)	(647,294)
American Funds New World Fund® - Class 1A	40,762	17,333	(304,452)	(275,218)
American Funds New World Fund® - Class 4	690,514	1,073,374	(5,311,164)	(4,346,318)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	—	(3,530)	826	(686)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	—	(3,456)	8,433	24,959
BlackRock Global Allocation V.I. Fund - Class I	156,290	290,731	(574,070)	(273,075)
BlackRock Global Allocation V.I. Fund - Class III	46,030,146	50,568,594	(139,799,717)	(98,338,471)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	—	4,328	(894)	3,289
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	—	258,155	(164,409)	55,136
ClearBridge Variable Aggressive Growth Portfolio - Class I	20,138	20,508	(47,360)	(26,113)
ClearBridge Variable Aggressive Growth Portfolio - Class II	1,475,863	1,417,896	(3,348,241)	(2,111,759)
ClearBridge Variable Large Cap Growth Portfolio - Class I	39,388	44,262	(148,357)	(104,243)
ClearBridge Variable Large Cap Growth Portfolio - Class II	1,567,707	1,652,646	(5,558,918)	(4,428,643)
ClearBridge Variable Mid Cap Portfolio - Class I	10,147	10,915	(86,126)	(75,227)
ClearBridge Variable Mid Cap Portfolio - Class II	653,085	770,156	(5,536,921)	(5,154,082)
Columbia VP Commodity Strategy Fund - Class 1	—	(1,143)	(29,156)	(30,729)
Columbia VP Commodity Strategy Fund - Class 2	—	(4,164)	(114,305)	(125,796)
Columbia VP Emerging Markets Bond Fund - Class 1	—	(19,627)	(18,432)	(24,512)
Columbia VP Emerging Markets Bond Fund - Class 2	—	(15,890)	(164,001)	(130,833)
Columbia VP Strategic Income Fund - Class 1	—	(916)	(18,508)	(4,013)
Columbia VP Strategic Income Fund - Class 2	—	(6,664)	(134,660)	(67,451)
Delaware VIP® Diversified Income Series - Service Class	—	(13,665,562)	(92,816,580)	(78,877,611)
Delaware VIP® Diversified Income Series - Standard Class	—	(83,017)	(295,394)	(216,475)
Delaware VIP® Emerging Markets Series - Service Class	1,085,426	8,481,001	(73,191,153)	(59,816,472)
Delaware VIP® Emerging Markets Series - Standard Class	1,911	44,390	(158,686)	(97,971)
Delaware VIP® High Yield Series - Service Class	—	(3,714,134)	(9,187,095)	(7,638,928)
Delaware VIP® High Yield Series - Standard Class	—	(25,967)	(247,869)	(147,049)
Delaware VIP® International Value Equity Series - Standard Class	—	1,554	(19,310)	(16,660)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	—	(5,382,713)	(24,422,293)	(16,498,001)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	(5,707)	(32,899)	(12,024)
Delaware VIP® REIT Series - Service Class	4,430,181	1,972,854	(15,269,920)	(12,900,536)
Delaware VIP® REIT Series - Standard Class	91,734	67,640	(352,055)	(258,296)
Delaware VIP® Small Cap Value Series - Service Class	28,401,538	36,253,847	(106,697,240)	(74,489,525)
Delaware VIP® Small Cap Value Series - Standard Class	493,274	591,165	(1,930,816)	(1,376,609)
Delaware VIP® Smid Cap Core Series - Service Class	60,100,505	57,530,708	(78,775,592)	(24,228,083)
Delaware VIP® Smid Cap Core Series - Standard Class	2,125,209	2,220,338	(3,039,436)	(904,267)
Delaware VIP® U.S. Growth Series - Service Class	41,826,394	48,161,976	(54,643,371)	(10,091,445)
Delaware VIP® U.S. Growth Series - Standard Class	—	522	(4,664)	(4,188)
Delaware VIP® Value Series - Service Class	19,193,160	29,851,780	(43,342,235)	(14,233,169)
Delaware VIP® Value Series - Standard Class	403,604	507,857	(842,299)	(324,148)
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(4,247)	(165,915)	(150,850)
DWS Alternative Asset Allocation VIP Portfolio - Class B	—	(385,248)	(5,430,062)	(5,668,925)
DWS Equity 500 Index VIP Portfolio - Class A	493,438	671,348	(1,015,243)	(342,750)
DWS Small Cap Index VIP Portfolio - Class A	245,398	440,110	(772,296)	(353,376)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	—	21,077	(179,012)	(22,805)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	—	(105,426)	(972,119)	(486,227)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Fidelity® VIP Contrafund® Portfolio - Initial Class	$16,949	$(8,959)	$7,990	$55,379
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,946,413	(18,212,714)	(13,266,301)	34,130,923
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	7,103	(3,942)	3,161	(43,783)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	174,428	(168,112)	6,316	(28,139)
Fidelity® VIP Growth Portfolio - Initial Class	13,242	(69,352)	(56,110)	78,207
Fidelity® VIP Growth Portfolio - Service Class 2	93,929	(3,726,118)	(3,632,189)	8,643,444
Fidelity® VIP Mid Cap Portfolio - Initial Class	12,097	(8,007)	4,090	44,713
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,312,405	(8,984,902)	(6,672,497)	9,740,765
Fidelity® VIP Strategic Income Portfolio - Initial Class	64,280	(5,134)	59,146	602
Fidelity® VIP Strategic Income Portfolio - Service Class 2	654,293	(194,597)	459,696	(16,178)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	25,275	(80,863)	(55,588)	103,825
First Trust Dorsey Wright Tactical Core Portfolio - Class II	177	(72)	105	(1)
First Trust Multi Income Allocation Portfolio - Class I	132,671	(72,677)	59,994	23,686
First Trust Multi Income Allocation Portfolio - Class II	296	(60)	236	732
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,888,520	(1,703,064)	185,456	188,390
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	812	(485)	327	(9,660)
Franklin Founding Funds Allocation VIP Fund - Class 1	—	(60)	(60)	(2)
Franklin Founding Funds Allocation VIP Fund - Class 4	223,836	(101,808)	122,028	(5,723)
Franklin Income VIP Fund - Class 1	9,655	(779)	8,876	94
Franklin Income VIP Fund - Class 2	25,696,185	(8,204,845)	17,491,340	4,127,364
Franklin Income VIP Fund - Class 4	2,916,240	(853,579)	2,062,661	102,840
Franklin Mutual Shares VIP Fund - Class 1	16,948	(3,831)	13,117	25,298
Franklin Mutual Shares VIP Fund - Class 2	16,129,612	(8,361,757)	7,767,855	11,735,541
Franklin Mutual Shares VIP Fund - Class 4	553,003	(277,603)	275,400	(113,079)
Franklin Rising Dividends VIP Fund - Class 1	11,076	(2,811)	8,265	10,454
Franklin Rising Dividends VIP Fund - Class 4	262,297	(269,786)	(7,489)	334,211
Franklin Small Cap Value VIP Fund - Class 1	5,284	(1,823)	3,461	(12,488)
Franklin Small Cap Value VIP Fund - Class 4	50,965	(82,806)	(31,841)	11,458
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(1,309)	(1,309)	3,552
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(70,301)	(70,301)	5,007
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	7,263	(1,989)	5,274	—
Goldman Sachs VIT Government Money Market Fund - Service Shares	488,872	(338,000)	150,872	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,446,619	(1,415,838)	30,781	(1,710,082)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	50,710	(27,358)	23,352	(23,878)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	5,102	(627)	4,475	(3,173)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	8,468	(19,119)	(10,651)	(233,499)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	706	(125)	581	(2,564)
Guggenheim VT Long Short Equity	—	(44,518)	(44,518)	9,704
Guggenheim VT Multi-Hedge Strategies	—	(51,743)	(51,743)	(5,232)
Hartford Capital Appreciation HLS Fund - Class IA	607	(326)	281	(292)
Hartford Capital Appreciation HLS Fund - Class IC	52,075	(151,399)	(99,324)	31,382
Invesco V.I. American Franchise Fund - Series I Shares	—	(37,034)	(37,034)	285,109
Invesco V.I. American Franchise Fund - Series II Shares	—	(27,177)	(27,177)	55,946
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	10,602	(2,518)	8,084	(8,680)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	171,906	(165,024)	6,882	(222,223)
Invesco V.I. Comstock Fund - Series I Shares	2,889	(622)	2,267	43
Invesco V.I. Comstock Fund - Series II Shares	103,480	(68,559)	34,921	28,991
Invesco V.I. Core Equity Fund - Series I Shares	51,334	(84,669)	(33,335)	258,977
Invesco V.I. Core Equity Fund - Series II Shares	—	(21,992)	(21,992)	37,320
Invesco V.I. Diversified Dividend Fund - Series I Shares	10,974	(1,036)	9,938	(1,643)
Invesco V.I. Diversified Dividend Fund - Series II Shares	404,250	(217,227)	187,023	172,163
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	11,059	(2,179)	8,880	(28,723)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	1,114,203	(1,507,879)	(393,676)	698,234
Invesco V.I. Equity and Income Fund - Series I Shares	991	(157)	834	89
Invesco V.I. Equity and Income Fund - Series II Shares	306,822	(181,841)	124,981	10,597
Invesco V.I. International Growth Fund - Series I Shares	45,180	(27,986)	17,194	(3,795)
Invesco V.I. International Growth Fund - Series II Shares	1,025,955	(803,932)	222,023	341,383

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Fidelity® VIP Contrafund® Portfolio - Initial Class	$149,507	$204,886	$(404,254)	$(191,378)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	99,226,383	133,357,306	(205,386,865)	(85,295,860)
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	3,715	(40,068)	(43,490)	(80,397)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	584,176	556,037	(1,492,423)	(930,070)
Fidelity® VIP Growth Portfolio - Initial Class	720,092	798,299	(813,811)	(71,622)
Fidelity® VIP Growth Portfolio - Service Class 2	32,470,917	41,114,361	(40,829,962)	(3,347,790)
Fidelity® VIP Mid Cap Portfolio - Initial Class	159,198	203,911	(474,668)	(266,667)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	49,446,978	59,187,743	(142,499,915)	(89,984,669)
Fidelity® VIP Strategic Income Portfolio - Initial Class	2,563	3,165	(106,466)	(44,155)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	32,539	16,361	(1,181,102)	(705,045)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	7,840	111,665	(1,010,619)	(954,542)
First Trust Dorsey Wright Tactical Core Portfolio - Class II	40	39	(4,496)	(4,352)
First Trust Multi Income Allocation Portfolio - Class I	—	23,686	(429,731)	(346,051)
First Trust Multi Income Allocation Portfolio - Class II	—	732	(2,501)	(1,533)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	211,814	400,204	(9,471,666)	(8,886,006)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	70	(9,590)	2,496	(6,767)
Franklin Founding Funds Allocation VIP Fund - Class 1	—	(2)	(4,892)	(4,954)
Franklin Founding Funds Allocation VIP Fund - Class 4	183,186	177,463	(1,181,839)	(882,348)
Franklin Income VIP Fund - Class 1	—	94	(18,799)	(9,829)
Franklin Income VIP Fund - Class 2	—	4,127,364	(50,817,165)	(29,198,461)
Franklin Income VIP Fund - Class 4	—	102,840	(6,403,521)	(4,238,020)
Franklin Mutual Shares VIP Fund - Class 1	23,625	48,923	(122,858)	(60,818)
Franklin Mutual Shares VIP Fund - Class 2	25,115,785	36,851,326	(110,580,598)	(65,961,417)
Franklin Mutual Shares VIP Fund - Class 4	889,224	776,145	(3,693,525)	(2,641,980)
Franklin Rising Dividends VIP Fund - Class 1	44,738	55,192	(88,002)	(24,545)
Franklin Rising Dividends VIP Fund - Class 4	1,342,301	1,676,512	(3,148,270)	(1,479,247)
Franklin Small Cap Value VIP Fund - Class 1	69,194	56,706	(110,412)	(50,245)
Franklin Small Cap Value VIP Fund - Class 4	997,305	1,008,763	(1,990,133)	(1,013,211)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	30,748	34,300	(67,133)	(34,142)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	574,370	579,377	(947,183)	(438,107)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	—	—	—	5,274
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	150,872
Goldman Sachs VIT Large Cap Value Fund - Service Shares	7,787,732	6,077,650	(19,236,682)	(13,128,251)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(23,878)	(192,565)	(193,091)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	—	(3,173)	(13,533)	(12,231)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	—	(233,499)	239,776	(4,374)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	—	(2,564)	809	(1,174)
Guggenheim VT Long Short Equity	591,827	601,531	(1,199,574)	(642,561)
Guggenheim VT Multi-Hedge Strategies	—	(5,232)	(236,097)	(293,072)
Hartford Capital Appreciation HLS Fund - Class IA	6,618	6,326	(9,200)	(2,593)
Hartford Capital Appreciation HLS Fund - Class IC	1,209,486	1,240,868	(2,110,993)	(969,449)
Invesco V.I. American Franchise Fund - Series I Shares	156,200	441,309	(474,028)	(69,753)
Invesco V.I. American Franchise Fund - Series II Shares	103,475	159,421	(203,720)	(71,476)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	60,875	52,195	(110,040)	(49,761)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1,191,888	969,665	(2,030,723)	(1,054,176)
Invesco V.I. Comstock Fund - Series I Shares	16,420	16,463	(41,179)	(22,449)
Invesco V.I. Comstock Fund - Series II Shares	711,752	740,743	(1,731,316)	(955,652)
Invesco V.I. Core Equity Fund - Series I Shares	367,660	626,637	(1,181,094)	(587,792)
Invesco V.I. Core Equity Fund - Series II Shares	88,403	125,723	(249,353)	(145,622)
Invesco V.I. Diversified Dividend Fund - Series I Shares	15,757	14,114	(54,219)	(30,167)
Invesco V.I. Diversified Dividend Fund - Series II Shares	648,622	820,785	(2,684,436)	(1,676,628)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	17,721	(11,002)	(104,756)	(106,878)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	2,017,494	2,715,728	(14,324,491)	(12,002,439)
Invesco V.I. Equity and Income Fund - Series I Shares	1,948	2,037	(7,239)	(4,368)
Invesco V.I. Equity and Income Fund - Series II Shares	681,709	692,306	(2,501,639)	(1,684,352)
Invesco V.I. International Growth Fund - Series I Shares	15,301	11,506	(396,691)	(367,991)
Invesco V.I. International Growth Fund - Series II Shares	402,430	743,813	(10,650,288)	(9,684,452)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Ivy VIP Asset Strategy Portfolio - Class I	$165	$(12)	$153	$(1)
Ivy VIP Asset Strategy Portfolio - Class II	160,911	(107,913)	52,998	7,601
Ivy VIP Energy Portfolio - Class I	—	(3)	(3)	(5)
Ivy VIP Energy Portfolio - Class II	—	(91,155)	(91,155)	(242,186)
Ivy VIP High Income Portfolio - Class I	10,921	(2,069)	8,852	(2,490)
Ivy VIP High Income Portfolio - Class II	1,241,968	(233,542)	1,008,426	(82,659)
Ivy VIP Micro Cap Growth Portfolio - Class I	—	(382)	(382)	13,737
Ivy VIP Micro Cap Growth Portfolio - Class II	—	(49,155)	(49,155)	574,688
Ivy VIP Mid Cap Growth Portfolio - Class I	—	(5,732)	(5,732)	(187)
Ivy VIP Mid Cap Growth Portfolio - Class II	—	(110,882)	(110,882)	452,964
Ivy VIP Science and Technology Portfolio - Class I	—	(1,077)	(1,077)	(282)
Ivy VIP Science and Technology Portfolio - Class II	—	(274,255)	(274,255)	501,191
Ivy VIP Small Cap Growth Portfolio - Class I	—	(97)	(97)	(114)
Ivy VIP Small Cap Growth Portfolio - Class II	—	(10,894)	(10,894)	(84,895)
Janus Henderson Balanced Portfolio - Service Shares	247,567	(225,879)	21,688	558,393
Janus Henderson Enterprise Portfolio - Service Shares	7,425	(116,125)	(108,700)	653,113
Janus Henderson Global Research Portfolio - Service Shares	6,493	(10,799)	(4,306)	33,946
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	34,596	(7,580)	27,016	(3,955)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	1,410,123	(1,004,906)	405,217	(271,004)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	—	(101,461)	(101,461)	70,861
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	—	(191)	(191)	13
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	—	(30,682)	(30,682)	4,078
Lincoln iShares® Global Growth Allocation Fund - Standard Class	10,867	(4,061)	6,806	13,705
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	18,381	(6,838)	11,543	12,393
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,204,242	(277,469)	926,773	(12,638)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(128,283)	(128,283)	608,496
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	205,698	(135,875)	69,823	146,615
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,059,470	(327,707)	731,763	(195,775)
LVIP American Balanced Allocation Fund - Service Class	812,782	(537,735)	275,047	435,633
LVIP American Balanced Allocation Fund - Standard Class	144,999	(54,881)	90,118	146,170
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,218,433	(5,727,762)	(2,509,329)	5,085,096
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	481,319	(417,314)	64,005	129,550
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	8,628	(4,678)	3,950	25,565
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	915,815	(1,098,320)	(182,505)	482,822
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	6,299	(2,939)	3,360	1,145
LVIP American Global Growth Fund - Service Class II	1,723,957	(3,605,162)	(1,881,205)	3,546,814
LVIP American Global Small Capitalization Fund - Service Class II	497,374	(1,195,884)	(698,510)	1,424,695
LVIP American Growth Allocation Fund - Service Class	673,553	(425,377)	248,176	126,329
LVIP American Growth Allocation Fund - Standard Class	34,318	(8,870)	25,448	489
LVIP American Growth Fund - Service Class II	2,697,341	(10,344,375)	(7,647,034)	14,267,769
LVIP American Growth-Income Fund - Service Class II	8,600,579	(8,694,724)	(94,145)	8,509,878
LVIP American Income Allocation Fund - Standard Class	1,738	(1,341)	397	36
LVIP American International Fund - Service Class II	5,920,202	(3,433,549)	2,486,653	1,912,156
LVIP American Preservation Fund - Service Class	116,538	(86,443)	30,095	(24,057)
LVIP American Preservation Fund - Standard Class	3,453	(2,064)	1,389	(409)
LVIP Baron Growth Opportunities Fund - Service Class	—	(3,327,764)	(3,327,764)	8,338,456
LVIP Baron Growth Opportunities Fund - Standard Class	—	(3,923)	(3,923)	96,176
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	18,363,690	(14,330,684)	4,033,006	15,228,747
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	6,301	(2,396)	3,905	48,155
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	(15,482,761)	(15,482,761)	2,598,194
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	—	(1,628)	(1,628)	401
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	4,687,058	(3,997,559)	689,499	1,457,523
LVIP BlackRock Inflation Protected Bond Fund - Service Class	35,590,447	(12,739,638)	22,850,809	(7,265,050)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	191,414	(18,955)	172,459	(3,734)
LVIP BlackRock Multi-Asset Income Fund - Service Class	269,367	(93,765)	175,602	(293,404)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	3,150	(778)	2,372	(4,039)
LVIP BlackRock Scientific Allocation Fund - Service Class	102,097	(57,415)	44,682	(91,415)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Ivy VIP Asset Strategy Portfolio - Class I	$341	$340	$(1,312)	$(819)
Ivy VIP Asset Strategy Portfolio - Class II	351,450	359,051	(958,915)	(546,866)
Ivy VIP Energy Portfolio - Class I	—	(5)	(1,487)	(1,495)
Ivy VIP Energy Portfolio - Class II	—	(242,186)	(2,673,878)	(3,007,219)
Ivy VIP High Income Portfolio - Class I	—	(2,490)	(39,681)	(33,319)
Ivy VIP High Income Portfolio - Class II	—	(82,659)	(1,604,295)	(678,528)
Ivy VIP Micro Cap Growth Portfolio - Class I	7,088	20,825	(4,197)	16,246
Ivy VIP Micro Cap Growth Portfolio - Class II	279,978	854,666	(196,151)	609,360
Ivy VIP Mid Cap Growth Portfolio - Class I	25,418	25,231	(273,143)	(253,644)
Ivy VIP Mid Cap Growth Portfolio - Class II	402,862	855,826	(1,193,691)	(448,747)
Ivy VIP Science and Technology Portfolio - Class I	45,275	44,993	(70,771)	(26,855)
Ivy VIP Science and Technology Portfolio - Class II	3,451,863	3,953,054	(5,509,185)	(1,830,386)
Ivy VIP Small Cap Growth Portfolio - Class I	—	(114)	(22,550)	(22,761)
Ivy VIP Small Cap Growth Portfolio - Class II	—	(84,895)	(705,195)	(800,984)
Janus Henderson Balanced Portfolio - Service Shares	364,176	922,569	(1,082,657)	(138,400)
Janus Henderson Enterprise Portfolio - Service Shares	342,686	995,799	(967,619)	(80,520)
Janus Henderson Global Research Portfolio - Service Shares	—	33,946	(85,641)	(56,001)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	2,357	(1,598)	(7,701)	17,717
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	103,603	(167,401)	(891,325)	(653,509)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	44,652	115,513	(505,668)	(491,616)
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	98	111	(2,632)	(2,712)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	4,313	8,391	(146,961)	(169,252)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	13,705	(59,111)	(38,600)
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	—	12,393	(77,987)	(54,051)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	586,634	573,996	(2,879,325)	(1,378,556)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1,789,183	2,397,679	(2,573,063)	(303,667)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	2,080,246	2,226,861	(3,515,022)	(1,218,338)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(195,775)	(489,482)	46,506
LVIP American Balanced Allocation Fund - Service Class	1,432,694	1,868,327	(4,650,772)	(2,507,398)
LVIP American Balanced Allocation Fund - Standard Class	215,725	361,895	(763,622)	(311,609)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	13,747,319	18,832,415	(63,493,352)	(47,170,266)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	536,617	666,167	(2,170,175)	(1,440,003)
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	8,015	33,580	(53,801)	(16,271)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,301,045	1,783,867	(6,024,543)	(4,423,181)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	6,982	8,127	(30,059)	(18,572)
LVIP American Global Growth Fund - Service Class II	4,475,053	8,021,867	(33,325,459)	(27,184,797)
LVIP American Global Small Capitalization Fund - Service Class II	92,351	1,517,046	(9,752,205)	(8,933,669)
LVIP American Growth Allocation Fund - Service Class	1,511,853	1,638,182	(4,444,298)	(2,557,940)
LVIP American Growth Allocation Fund - Standard Class	67,229	67,718	(190,638)	(97,472)
LVIP American Growth Fund - Service Class II	40,307,031	54,574,800	(69,760,476)	(22,832,710)
LVIP American Growth-Income Fund - Service Class II	23,043,700	31,553,578	(58,716,245)	(27,256,812)
LVIP American Income Allocation Fund - Standard Class	1,405	1,441	(5,293)	(3,455)
LVIP American International Fund - Service Class II	1,827,945	3,740,101	(40,425,606)	(34,198,852)
LVIP American Preservation Fund - Service Class	—	(24,057)	(50,521)	(44,483)
LVIP American Preservation Fund - Standard Class	—	(409)	(871)	109
LVIP Baron Growth Opportunities Fund - Service Class	8,583,212	16,921,668	(26,406,497)	(12,812,593)
LVIP Baron Growth Opportunities Fund - Standard Class	33,393	129,569	(158,258)	(32,612)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	—	15,228,747	(106,326,235)	(87,064,482)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	—	48,155	(83,679)	(31,619)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	2,598,194	(70,903,659)	(83,788,226)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	—	401	(12,260)	(13,487)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	—	1,457,523	(17,577,669)	(15,430,647)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	(7,265,050)	(28,261,135)	(12,675,376)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(3,734)	(175,847)	(7,122)
LVIP BlackRock Multi-Asset Income Fund - Service Class	—	(293,404)	(20,705)	(138,507)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	—	(4,039)	1,799	132
LVIP BlackRock Scientific Allocation Fund - Service Class	801,943	710,528	(1,089,495)	(334,285)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP BlackRock Scientific Allocation Fund - Standard Class	$461	$(155)	$306	$(228)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	3,603,548	(4,447,022)	(843,474)	1,999,244
LVIP Blended Core Equity Managed Volatility Fund - Service Class	2,647,683	(4,448,460)	(1,800,777)	5,637,393
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	823	(690)	133	3,075
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	3,726,756	(10,370,575)	(6,643,819)	9,418,795
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	16,226	(46,588)	(30,362)	210,935
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(8,832,947)	(8,832,947)	11,844,585
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(750)	(750)	479
LVIP Clarion Global Real Estate Fund - Service Class	3,381,865	(1,525,553)	1,856,312	1,040,489
LVIP Clarion Global Real Estate Fund - Standard Class	42,818	(3,205)	39,613	(3,875)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	1,154,284	(2,206,758)	(1,052,474)	1,203,202
LVIP Delaware Bond Fund - Service Class	100,483,971	(49,460,688)	51,023,283	(11,600,616)
LVIP Delaware Bond Fund - Standard Class	2,170,588	(1,198,120)	972,468	(182,074)
LVIP Delaware Diversified Floating Rate Fund - Service Class	27,231,520	(13,290,621)	13,940,899	439,751
LVIP Delaware Diversified Floating Rate Fund - Standard Class	109,404	(24,841)	84,563	(1,646)
LVIP Delaware Social Awareness Fund - Service Class	580,333	(933,642)	(353,309)	629,132
LVIP Delaware Social Awareness Fund - Standard Class	89,247	(115,167)	(25,920)	214,249
LVIP Delaware Special Opportunities Fund - Service Class	930,973	(1,325,435)	(394,462)	428,594
LVIP Delaware Wealth Builder Fund - Service Class	394,775	(236,902)	157,873	(314,488)
LVIP Delaware Wealth Builder Fund - Standard Class	128,986	(73,955)	55,031	(5,940)
LVIP Dimensional International Core Equity Fund - Service Class	1,055,777	(864,128)	191,649	315,102
LVIP Dimensional International Core Equity Fund - Standard Class	168,143	(34,307)	133,836	(41,214)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	7,959,578	(6,626,639)	1,332,939	2,008,727
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	28,890	(9,302)	19,588	15,647
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,436,815	(1,703,322)	(266,507)	911,939
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	104,205	(28,941)	75,264	16,964
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	496,404	(747,077)	(250,673)	937,186
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	92,394	(34,995)	57,399	45,982
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	6,115,427	(11,519,373)	(5,403,946)	9,408,650
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	24,294	(14,004)	10,290	123,248
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	12,111,600	(9,688,380)	2,423,220	(1,283,795)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	353,528	(73,176)	280,352	(23,107)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	3,865,524	(6,922,032)	(3,056,508)	9,923,437
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	1,489	(999)	490	5,465
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	10,467,455	(13,899,292)	(3,431,837)	8,321,589
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	597	(105)	492	7
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	166,628	(152,780)	13,848	31,687
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	529	(82)	447	1
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	8,444,981	(4,893,581)	3,551,400	2,517,322
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	367	(76)	291	57
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	55,295	(3,198)	52,097	(95)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	24,563,388	(18,584,195)	5,979,193	11,720,577
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	5,748	(1,470)	4,278	73
LVIP Global Growth Allocation Managed Risk Fund - Service Class	177,997,065	(122,780,078)	55,216,987	104,347,840
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	190,019	(67,836)	122,183	73,987
LVIP Global Income Fund - Service Class	23,096,866	(10,348,774)	12,748,092	(1,488,697)
LVIP Global Income Fund - Standard Class	24,284	(3,417)	20,867	17,148
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	138,689,649	(96,260,761)	42,428,888	77,570,080
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	45,636	(15,900)	29,736	7,508
LVIP Goldman Sachs Income Builder Fund - Service Class	300,806	(162,252)	138,554	11,049
LVIP Goldman Sachs Income Builder Fund - Standard Class	14,886	(1,219)	13,667	(184)
LVIP Government Money Market Fund - Service Class	2,500,826	(3,320,254)	(819,428)	2
LVIP Government Money Market Fund - Standard Class	316,731	(326,999)	(10,268)	(2)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	4,584,787	(4,955,072)	(370,285)	2,306,624
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	1,867,470	(2,170,407)	(302,937)	2,140,716

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP BlackRock Scientific Allocation Fund - Standard Class	$3,696	$3,468	$(5,310)	$(1,536)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	—	1,999,244	(15,908,019)	(14,752,249)
LVIP Blended Core Equity Managed Volatility Fund - Service Class	9,105,266	14,742,659	(27,125,553)	(14,183,671)
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	2,190	5,265	(7,150)	(1,752)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	69,010,606	78,429,401	(117,091,468)	(45,305,886)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	223,234	434,169	(538,145)	(134,338)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	11,844,585	(13,531,687)	(10,520,049)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	479	(65)	(336)
LVIP Clarion Global Real Estate Fund - Service Class	—	1,040,489	(12,875,864)	(9,979,063)
LVIP Clarion Global Real Estate Fund - Standard Class	—	(3,875)	(118,432)	(82,694)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,282,349	4,485,551	(15,190,458)	(11,757,381)
LVIP Delaware Bond Fund - Service Class	—	(11,600,616)	(129,746,875)	(90,324,208)
LVIP Delaware Bond Fund - Standard Class	—	(182,074)	(2,688,308)	(1,897,914)
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	439,751	(27,878,139)	(13,497,489)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(1,646)	(106,605)	(23,688)
LVIP Delaware Social Awareness Fund - Service Class	5,768,736	6,397,868	(9,537,238)	(3,492,679)
LVIP Delaware Social Awareness Fund - Standard Class	674,878	889,127	(1,227,636)	(364,429)
LVIP Delaware Special Opportunities Fund - Service Class	7,998,015	8,426,609	(22,890,001)	(14,857,854)
LVIP Delaware Wealth Builder Fund - Service Class	2,591,827	2,277,339	(3,443,603)	(1,008,391)
LVIP Delaware Wealth Builder Fund - Standard Class	811,930	805,990	(1,163,016)	(301,995)
LVIP Dimensional International Core Equity Fund - Service Class	—	315,102	(13,151,692)	(12,644,941)
LVIP Dimensional International Core Equity Fund - Standard Class	—	(41,214)	(1,650,445)	(1,557,823)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	2,008,727	(87,660,340)	(84,318,674)
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	15,647	(289,925)	(254,690)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2,587,143	3,499,082	(14,556,588)	(11,324,013)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	133,295	150,259	(833,723)	(608,200)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	937,186	(7,400,267)	(6,713,754)
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	—	45,982	(1,063,365)	(959,984)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	9,408,650	(77,009,760)	(73,005,056)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	—	123,248	(341,992)	(208,454)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	325,509	(958,286)	(12,803,106)	(11,338,172)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	7,491	(15,616)	(246,068)	18,668
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	14,238,171	24,161,608	(50,967,929)	(29,862,829)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	3,887	9,352	(15,934)	(6,092)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	—	8,321,589	(102,015,646)	(97,125,894)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	—	7	(3,490)	(2,991)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	31,687	(726,985)	(681,450)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	—	1	(1,816)	(1,368)
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	—	2,517,322	(30,561,095)	(24,492,373)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	57	(1,137)	(789)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	—	(95)	(117,995)	(65,993)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	16,034,830	27,755,407	(102,108,820)	(68,374,220)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,305	3,378	(19,405)	(11,749)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	—	104,347,840	(817,867,972)	(658,303,145)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	73,987	(777,710)	(581,540)
LVIP Global Income Fund - Service Class	967,721	(520,976)	(12,848,376)	(621,260)
LVIP Global Income Fund - Standard Class	900	18,048	(30,829)	8,086
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	28,641,661	106,211,741	(604,397,133)	(455,756,504)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	7,552	15,060	(166,128)	(121,332)
LVIP Goldman Sachs Income Builder Fund - Service Class	—	11,049	(857,230)	(707,627)
LVIP Goldman Sachs Income Builder Fund - Standard Class	—	(184)	(33,583)	(20,100)
LVIP Government Money Market Fund - Service Class	42	44	—	(819,384)
LVIP Government Money Market Fund - Standard Class	4	2	—	(10,266)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	10,218,495	12,525,119	(45,070,567)	(32,915,733)
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	—	2,140,716	(16,672,886)	(14,835,107)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	$1,415	$(879)	$536	$534
LVIP JPMorgan High Yield Fund - Service Class	10,075,353	(2,594,709)	7,480,644	(1,386,474)
LVIP JPMorgan High Yield Fund - Standard Class	59,111	(2,992)	56,119	(1,134)
LVIP JPMorgan Retirement Income Fund - Service Class	124,439	(42,743)	81,696	(39,845)
LVIP JPMorgan Retirement Income Fund - Standard Class	24,482	(4,088)	20,394	(381)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	6,928,556	(9,675,779)	(2,747,223)	10,187,272
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	3,677	(2,789)	888	4,708
LVIP Loomis Sayles Global Growth Fund - Service Class	32	(298)	(266)	283
LVIP Loomis Sayles Global Growth Fund - Standard Class	23	(16)	7	(2)
LVIP MFS International Equity Managed Volatility Fund - Service Class	7,151,861	(5,771,730)	1,380,131	2,681,407
LVIP MFS International Growth Fund - Service Class	2,168,938	(2,652,667)	(483,729)	6,257,580
LVIP MFS International Growth Fund - Standard Class	6,824	(1,118)	5,706	(1,267)
LVIP MFS Value Fund - Service Class	14,016,806	(11,645,745)	2,371,061	37,389,216
LVIP MFS Value Fund - Standard Class	31,580	(5,300)	26,280	601
LVIP Mondrian International Value Fund - Service Class	7,835,104	(3,780,811)	4,054,293	1,702,050
LVIP Mondrian International Value Fund - Standard Class	327,138	(183,633)	143,505	116,150
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	392,541	(799,417)	(406,876)	502,185
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	342	(876)	(534)	37,683
LVIP PIMCO Low Duration Bond Fund - Service Class	10,151,071	(6,934,665)	3,216,406	(322,849)
LVIP PIMCO Low Duration Bond Fund - Standard Class	122,816	(39,291)	83,525	(8,040)
LVIP SSGA Bond Index Fund - Service Class	22,832,463	(15,826,589)	7,005,874	(2,752,843)
LVIP SSGA Bond Index Fund - Standard Class	143,536	(31,270)	112,266	(41,315)
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,442,825	(1,119,125)	323,700	1,069,557
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,004	(135)	1,869	(14)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	4,337,354	(2,691,690)	1,645,664	1,492,103
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	29,969	(3,703)	26,266	1,152
LVIP SSGA Developed International 150 Fund - Service Class	5,103,606	(2,541,208)	2,562,398	1,994,151
LVIP SSGA Developed International 150 Fund - Standard Class	23,812	(4,317)	19,495	5,226
LVIP SSGA Emerging Markets 100 Fund - Service Class	7,507,257	(2,872,235)	4,635,022	73,919
LVIP SSGA Emerging Markets 100 Fund - Standard Class	148,860	(13,393)	135,467	(5,124)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	2	(80)	(78)	(3)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	21,019,376	(13,802,785)	7,216,591	6,857,182
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	22,093	(4,799)	17,294	3,121
LVIP SSGA International Index Fund - Service Class	7,114,963	(4,712,395)	2,402,568	5,393,856
LVIP SSGA International Index Fund - Standard Class	123,489	(27,403)	96,086	17,489
LVIP SSGA International Managed Volatility Fund - Service Class	7,431,051	(6,001,953)	1,429,098	4,370,058
LVIP SSGA International Managed Volatility Fund - Standard Class	3,452	(2,199)	1,253	1,532
LVIP SSGA Large Cap 100 Fund - Service Class	6,325,469	(5,520,100)	805,369	5,513,636
LVIP SSGA Large Cap 100 Fund - Standard Class	69,896	(28,786)	41,110	(17,544)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	7,568,259	(7,131,816)	436,443	5,600,972
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(249)	(249)	10,767
LVIP SSGA Mid-Cap Index Fund - Service Class	847,177	(778,331)	68,846	163,586
LVIP SSGA Mid-Cap Index Fund - Standard Class	42,710	(14,538)	28,172	25,166
LVIP SSGA Moderate Index Allocation Fund - Service Class	4,516,681	(3,668,451)	848,230	4,755,237
LVIP SSGA Moderate Index Allocation Fund - Standard Class	26,847	(2,610)	24,237	(13,583)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	20,512,314	(12,166,872)	8,345,442	9,927,338
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	28,121	(2,799)	25,322	2,074
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	3,920,442	(3,133,768)	786,674	4,252,106
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	53,481	(10,728)	42,753	(38,917)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	12,445,127	(7,099,300)	5,345,827	7,641,011
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	71,343	(14,802)	56,541	(2,607)
LVIP SSGA S&P 500 Index Fund - Service Class	17,677,012	(17,661,353)	15,659	63,749,435
LVIP SSGA S&P 500 Index Fund - Standard Class	1,031,384	(599,563)	431,821	2,123,612
LVIP SSGA Short-Term Bond Index Fund - Service Class	441,971	(160,730)	281,241	(12,762)
LVIP SSGA Short-Term Bond Index Fund - Standard Class	5,191	(584)	4,607	(35)
LVIP SSGA Small-Cap Index Fund - Service Class	2,592,158	(5,248,361)	(2,656,203)	12,657,731
LVIP SSGA Small-Cap Index Fund - Standard Class	93,887	(55,878)	38,009	144,885
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	$—	$534	$(8,682)	$(7,612)
LVIP JPMorgan High Yield Fund - Service Class	—	(1,386,474)	(14,444,813)	(8,350,643)
LVIP JPMorgan High Yield Fund - Standard Class	—	(1,134)	(89,687)	(34,702)
LVIP JPMorgan Retirement Income Fund - Service Class	443,714	403,869	(717,527)	(231,962)
LVIP JPMorgan Retirement Income Fund - Standard Class	117,648	117,267	(180,819)	(43,158)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	—	10,187,272	(88,696,875)	(81,256,826)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	4,708	(39,383)	(33,787)
LVIP Loomis Sayles Global Growth Fund - Service Class	—	283	(6,062)	(6,045)
LVIP Loomis Sayles Global Growth Fund - Standard Class	—	(2)	(1,435)	(1,430)
LVIP MFS International Equity Managed Volatility Fund - Service Class	—	2,681,407	(45,287,713)	(41,226,175)
LVIP MFS International Growth Fund - Service Class	1,900,048	8,157,628	(27,520,525)	(19,846,626)
LVIP MFS International Growth Fund - Standard Class	4,855	3,588	(61,864)	(52,570)
LVIP MFS Value Fund - Service Class	32,303,047	69,692,263	(178,397,740)	(106,334,416)
LVIP MFS Value Fund - Standard Class	39,051	39,652	(281,143)	(215,211)
LVIP Mondrian International Value Fund - Service Class	3,396,646	5,098,696	(44,923,545)	(35,770,556)
LVIP Mondrian International Value Fund - Standard Class	132,184	248,334	(1,811,653)	(1,419,814)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	4,778,160	5,280,345	(10,877,678)	(6,004,209)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	2,860	40,543	(39,740)	269
LVIP PIMCO Low Duration Bond Fund - Service Class	—	(322,849)	(5,779,244)	(2,885,687)
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	(8,040)	(39,286)	36,199
LVIP SSGA Bond Index Fund - Service Class	—	(2,752,843)	(27,227,655)	(22,974,624)
LVIP SSGA Bond Index Fund - Standard Class	—	(41,315)	(61,875)	9,076
LVIP SSGA Conservative Index Allocation Fund - Service Class	310,214	1,379,771	(5,978,465)	(4,274,994)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	382	368	(6,432)	(4,195)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	1,753,844	3,245,947	(16,559,636)	(11,668,025)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,846	9,998	(85,515)	(49,251)
LVIP SSGA Developed International 150 Fund - Service Class	3,624,001	5,618,152	(35,334,271)	(27,153,721)
LVIP SSGA Developed International 150 Fund - Standard Class	16,044	21,270	(147,555)	(106,790)
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	73,919	(30,529,357)	(25,820,416)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(5,124)	(554,364)	(424,021)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	14	11	1,308	1,241
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	—	6,857,182	(96,611,700)	(82,537,927)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	—	3,121	(89,292)	(68,877)
LVIP SSGA International Index Fund - Service Class	—	5,393,856	(54,603,891)	(46,807,467)
LVIP SSGA International Index Fund - Standard Class	—	17,489	(767,900)	(654,325)
LVIP SSGA International Managed Volatility Fund - Service Class	—	4,370,058	(58,543,130)	(52,743,974)
LVIP SSGA International Managed Volatility Fund - Standard Class	—	1,532	(23,830)	(21,045)
LVIP SSGA Large Cap 100 Fund - Service Class	19,448,906	24,962,542	(67,648,031)	(41,880,120)
LVIP SSGA Large Cap 100 Fund - Standard Class	190,191	172,647	(596,772)	(383,015)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	2,816,819	8,417,791	(43,415,189)	(34,560,955)
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	226	10,993	(8,486)	2,258
LVIP SSGA Mid-Cap Index Fund - Service Class	3,852,070	4,015,656	(13,881,436)	(9,796,934)
LVIP SSGA Mid-Cap Index Fund - Standard Class	148,723	173,889	(593,844)	(391,783)
LVIP SSGA Moderate Index Allocation Fund - Service Class	856,484	5,611,721	(25,065,162)	(18,605,211)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	4,480	(9,103)	(104,847)	(89,713)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	9,999,056	19,926,394	(94,667,764)	(66,395,928)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	9,454	11,528	(93,651)	(56,801)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	810,651	5,062,757	(23,754,000)	(17,904,569)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	9,804	(29,113)	(242,261)	(228,621)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,601,626	10,242,637	(58,930,148)	(43,341,684)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	13,845	11,238	(262,526)	(194,747)
LVIP SSGA S&P 500 Index Fund - Service Class	19,969,120	83,718,555	(151,833,634)	(68,099,420)
LVIP SSGA S&P 500 Index Fund - Standard Class	991,647	3,115,259	(6,829,363)	(3,282,283)
LVIP SSGA Short-Term Bond Index Fund - Service Class	—	(12,762)	(109,270)	159,209
LVIP SSGA Short-Term Bond Index Fund - Standard Class	—	(35)	(638)	3,934
LVIP SSGA Small-Cap Index Fund - Service Class	11,848,208	24,505,939	(67,350,541)	(45,500,805)
LVIP SSGA Small-Cap Index Fund - Standard Class	302,528	447,413	(1,639,000)	(1,153,578)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	$4,060,886	$(2,296,536)	$1,764,350	$1,205,635
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	106,982	(30,694)	76,288	(92,578)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	5,948,757	(6,767,013)	(818,256)	4,955,354
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	860	(709)	151	10,456
LVIP T. Rowe Price 2010 Fund - Service Class	101,706	(89,255)	12,451	19,127
LVIP T. Rowe Price 2020 Fund - Service Class	151,691	(159,952)	(8,261)	218,265
LVIP T. Rowe Price 2030 Fund - Service Class	67,409	(83,979)	(16,570)	134,175
LVIP T. Rowe Price 2040 Fund - Service Class	61,183	(73,043)	(11,860)	106,163
LVIP T. Rowe Price Growth Stock Fund - Service Class	278,838	(5,066,649)	(4,787,811)	20,606,029
LVIP T. Rowe Price Growth Stock Fund - Standard Class	4,181	(8,607)	(4,426)	332,003
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	306,370	(2,858,391)	(2,552,021)	6,137,677
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	12,115	(57,860)	(45,745)	242,535
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	19,735	(1,222)	18,513	(52)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	17,289,409	(13,320,179)	3,969,230	6,399,813
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	602	(226)	376	307
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,992,097	(3,434,270)	(442,173)	7,142,794
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	38,733	(13,535)	25,198	37,405
LVIP Vanguard International Equity ETF Fund - Service Class	3,425,604	(2,366,324)	1,059,280	1,456,654
LVIP Vanguard International Equity ETF Fund - Standard Class	156,500	(22,353)	134,147	(7,822)
LVIP Wellington Capital Growth Fund - Service Class	—	(3,854,603)	(3,854,603)	26,894,211
LVIP Wellington Capital Growth Fund - Standard Class	—	(1,297)	(1,297)	6,069
LVIP Wellington Mid-Cap Value Fund - Service Class	443,816	(1,533,738)	(1,089,922)	3,186,622
LVIP Wellington Mid-Cap Value Fund - Standard Class	3,520	(1,510)	2,010	1,634
LVIP Western Asset Core Bond Fund - Service Class	3,712,380	(1,222,183)	2,490,197	(239,389)
LVIP Western Asset Core Bond Fund - Standard Class	126,822	(10,335)	116,487	(2,616)
MFS® VIT Growth Series - Initial Class	3,660	(54,287)	(50,627)	85,689
MFS® VIT Growth Series - Service Class	—	(1,728,611)	(1,728,611)	4,986,130
MFS® VIT Total Return Series - Initial Class	129,978	(85,065)	44,913	(34,552)
MFS® VIT Total Return Series - Service Class	1,548,835	(1,150,281)	398,554	(81,421)
MFS® VIT Utilities Series - Initial Class	73,233	(92,589)	(19,356)	(17,111)
MFS® VIT Utilities Series - Service Class	1,541,071	(2,890,228)	(1,349,157)	2,111,522
MFS® VIT II Core Equity Portfolio - Service Class	10,785	(41,406)	(30,621)	21,333
MFS® VIT II International Value Portfolio - Initial Class	7,089	(3,542)	3,547	33,331
MFS® VIT II International Value Portfolio - Service Class	295,578	(368,650)	(73,072)	582,586
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	8,805	(1,102)	7,703	(647)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	193,055	(81,610)	111,445	(116,669)
Morgan Stanley VIF Growth Portfolio - Class II	—	(27,890)	(27,890)	151,869
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	163,111	(430,263)	(267,152)	1,334,075
Oppenheimer Global Fund/VA Service Shares	65,391	(85,161)	(19,770)	317,995
Oppenheimer International Growth Fund/VA Non-Service Shares	11,642	(4,099)	7,543	(9,204)
Oppenheimer International Growth Fund/VA Service Shares	82,572	(159,247)	(76,675)	236,906
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	1,849	(2,625)	(776)	2,500
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	6,838	(146,649)	(139,811)	(40,284)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	113,194	(40,585)	72,609	(38,923)
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	4,416	(570)	3,846	(1,448)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	249,264	(182,146)	67,118	(913,172)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	590	(111)	479	(3,553)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	113,336	(51,867)	61,469	11,971
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	1,288	(172)	1,116	15
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	136,181	(39,839)	96,342	(24,469)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1,816	(170)	1,646	(1,461)
Putnam VT Equity Income Fund - Class IB	8,088	(19,759)	(11,671)	21,268
Putnam VT George Putnam Balanced Fund - Class IA	2,124	(838)	1,286	7,769
Putnam VT George Putnam Balanced Fund - Class IB	106,274	(305,839)	(199,565)	219,581
Putnam VT Global Health Care Fund - Class IA	1,979	(772)	1,207	(5,236)
Putnam VT Global Health Care Fund - Class IB	157,757	(194,787)	(37,030)	(916,147)
Putnam VT Income Fund - Class IA	—	(63)	(63)	—

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	$3,402,297	$4,607,932	$(27,952,432)	$(21,580,150)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	91,479	(1,099)	(639,514)	(564,325)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	—	4,955,354	(57,169,071)	(53,031,973)
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	10,456	(13,276)	(2,669)
LVIP T. Rowe Price 2010 Fund - Service Class	356,905	376,032	(720,672)	(332,189)
LVIP T. Rowe Price 2020 Fund - Service Class	499,539	717,804	(1,414,568)	(705,025)
LVIP T. Rowe Price 2030 Fund - Service Class	127,776	261,951	(685,915)	(440,534)
LVIP T. Rowe Price 2040 Fund - Service Class	164,939	271,102	(733,254)	(474,012)
LVIP T. Rowe Price Growth Stock Fund - Service Class	26,318,046	46,924,075	(51,106,805)	(8,970,541)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	171,581	503,584	(618,634)	(119,476)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	14,936,144	21,073,821	(28,645,862)	(10,124,062)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	251,094	493,629	(537,266)	(89,382)
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	—	(52)	(42,348)	(23,887)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	145,819	6,545,632	(76,849,222)	(66,334,360)
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	5	312	(2,425)	(1,737)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	516,837	7,659,631	(24,162,720)	(16,945,262)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	5,105	42,510	(264,952)	(197,244)
LVIP Vanguard International Equity ETF Fund - Service Class	—	1,456,654	(31,180,568)	(28,664,634)
LVIP Vanguard International Equity ETF Fund - Standard Class	—	(7,822)	(1,030,991)	(904,666)
LVIP Wellington Capital Growth Fund - Service Class	23,166,801	50,061,012	(44,072,819)	2,133,590
LVIP Wellington Capital Growth Fund - Standard Class	49,150	55,219	(160,216)	(106,294)
LVIP Wellington Mid-Cap Value Fund - Service Class	3,078,189	6,264,811	(21,695,813)	(16,520,924)
LVIP Wellington Mid-Cap Value Fund - Standard Class	12,031	13,665	(87,357)	(71,682)
LVIP Western Asset Core Bond Fund - Service Class	—	(239,389)	(3,356,511)	(1,105,703)
LVIP Western Asset Core Bond Fund - Standard Class	—	(2,616)	(95,990)	17,881
MFS® VIT Growth Series - Initial Class	271,586	357,275	(282,089)	24,559
MFS® VIT Growth Series - Service Class	8,872,241	13,858,371	(13,083,861)	(954,101)
MFS® VIT Total Return Series - Initial Class	264,843	230,291	(684,208)	(409,004)
MFS® VIT Total Return Series - Service Class	3,566,468	3,485,047	(9,774,120)	(5,890,519)
MFS® VIT Utilities Series - Initial Class	25,427	8,316	(2,136)	(13,176)
MFS® VIT Utilities Series - Service Class	704,525	2,816,047	(2,593,268)	(1,126,378)
MFS® VIT II Core Equity Portfolio - Service Class	261,745	283,078	(371,978)	(119,521)
MFS® VIT II International Value Portfolio - Initial Class	7,138	40,469	(133,152)	(89,136)
MFS® VIT II International Value Portfolio - Service Class	367,483	950,069	(4,424,005)	(3,547,008)
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	10,989	10,342	(43,629)	(25,584)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	262,641	145,972	(895,252)	(637,835)
Morgan Stanley VIF Growth Portfolio - Class II	540,099	691,968	(508,982)	155,096
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,130,010	2,464,085	(6,154,708)	(3,957,775)
Oppenheimer Global Fund/VA Service Shares	609,896	927,891	(2,111,026)	(1,202,905)
Oppenheimer International Growth Fund/VA Non-Service Shares	26,346	17,142	(181,272)	(156,587)
Oppenheimer International Growth Fund/VA Service Shares	261,720	498,626	(3,551,737)	(3,129,786)
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	76,162	78,662	(161,751)	(83,865)
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	1,492,429	1,452,145	(2,956,013)	(1,643,679)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(38,923)	(307,382)	(273,696)
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	—	(1,448)	(12,188)	(9,790)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(913,172)	(1,100,324)	(1,946,378)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	—	(3,553)	(290)	(3,364)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	—	11,971	(89,843)	(16,403)
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	—	15	(798)	333
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	(24,469)	(285,079)	(213,206)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	—	(1,461)	(2,202)	(2,017)
Putnam VT Equity Income Fund - Class IB	51,878	73,146	(180,965)	(119,490)
Putnam VT George Putnam Balanced Fund - Class IA	—	7,769	(5,101)	3,954
Putnam VT George Putnam Balanced Fund - Class IB	—	219,581	(1,391,585)	(1,371,569)
Putnam VT Global Health Care Fund - Class IA	26,241	21,005	(28,508)	(6,296)
Putnam VT Global Health Care Fund - Class IB	2,628,008	1,711,861	(2,122,175)	(447,344)
Putnam VT Income Fund - Class IA	—	—	(20)	(83)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Putnam VT Income Fund - Class IB	$189,940	$(82,522)	$107,418	$(34,650)
Putnam VT Multi-Asset Absolute Return Fund - Class IA	9	(4)	5	—
Putnam VT Multi-Asset Absolute Return Fund - Class IB	10,645	(32,615)	(21,970)	(9,529)
QS Variable Conservative Growth - Class II	101,562	(36,774)	64,788	(11,047)
Rational Trend Aggregation VA Fund	47,373	(16,212)	31,161	2,677
SEI VP Market Growth Strategy Fund - Class II	43,032	(11,421)	31,611	(1,890)
SEI VP Market Growth Strategy Fund - Class III	51,265	(35,905)	15,360	12,800
SEI VP Market Plus Strategy Fund - Class III	41,084	(24,053)	17,031	4,999
Templeton Foreign VIP Fund - Class 1	1,590	(172)	1,418	(908)
Templeton Foreign VIP Fund - Class 4	81,462	(40,384)	41,078	8,945
Templeton Global Bond VIP Fund - Class 1	—	(13,819)	(13,819)	(21,994)
Templeton Global Bond VIP Fund - Class 2	—	(5,125,440)	(5,125,440)	(1,941,233)
Templeton Global Bond VIP Fund - Class 4	—	(324,821)	(324,821)	44,377
Templeton Growth VIP Fund - Class 2	541,072	(467,018)	74,054	684,358
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(42,986)	(42,986)	15,461
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(1,423)	(1,423)	(1,477)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	584,750	(168,929)	415,821	(39,562)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	24,403	(3,013)	21,390	(15,859)
Virtus Rampart Equity Trend Series - Class A Shares	600	(8,389)	(7,789)	(324,474)
Virtus Rampart Equity Trend Series - Class I Shares	—	—	—	(10)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Putnam VT Income Fund - Class IB	$—	$(34,650)	$(134,145)	$(61,377)
Putnam VT Multi-Asset Absolute Return Fund - Class IA	51	51	(164)	(108)
Putnam VT Multi-Asset Absolute Return Fund - Class IB	109,995	100,466	(347,284)	(268,788)
QS Variable Conservative Growth - Class II	76,099	65,052	(360,527)	(230,687)
Rational Trend Aggregation VA Fund	—	2,677	(100,651)	(66,813)
SEI VP Market Growth Strategy Fund - Class II	16,244	14,354	(213,165)	(167,200)
SEI VP Market Growth Strategy Fund - Class III	19,749	32,549	(291,884)	(243,975)
SEI VP Market Plus Strategy Fund - Class III	—	4,999	(265,960)	(243,930)
Templeton Foreign VIP Fund - Class 1	—	(908)	(8,023)	(7,513)
Templeton Foreign VIP Fund - Class 4	—	8,945	(655,553)	(605,530)
Templeton Global Bond VIP Fund - Class 1	—	(21,994)	93,353	57,540
Templeton Global Bond VIP Fund - Class 2	—	(1,941,233)	8,187,265	1,120,592
Templeton Global Bond VIP Fund - Class 4	—	44,377	473,040	192,596
Templeton Growth VIP Fund - Class 2	2,291,527	2,975,885	(7,429,636)	(4,379,697)
VanEck VIP Global Hard Assets Fund - Class S Shares	—	15,461	(999,132)	(1,026,657)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(1,477)	(113,340)	(116,240)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	(39,562)	(924,085)	(547,826)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	—	(15,859)	(31,951)	(26,420)
Virtus Rampart Equity Trend Series - Class A Shares	438,094	113,620	(75,112)	30,719
Virtus Rampart Equity Trend Series - Class I Shares	16	6	(6)	—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2017 and 2018

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Growth and Income Portfolio - Class B Subaccount	AB VPS International Value Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2017	$24,562,976	$—	$2,454	$9,426,032	$382,005	$191,725,194	$241,029
Changes From Operations:
• Net investment income (loss)	(389,303)	(2)	(5)	(166,871)	141	(2,749,812)	10,979
• Net realized gain (loss) on investments	2,270,665	(34)	439	2,620,876	24,679	13,574,782	(5,202)
• Net change in unrealized appreciation or depreciation on investments	6,286,429	—	79	184,619	26,678	10,802,593	(4,750)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,167,791	(36)	513	2,638,624	51,498	21,627,563	1,027
Changes From Unit Transactions:
• Net unit transactions	(955,258)	36	(1,735)	(1,839,156)	25,264	(963,628)	304,113
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(955,258)	36	(1,735)	(1,839,156)	25,264	(963,628)	304,113
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,212,533	—	(1,222)	799,468	76,762	20,663,935	305,140
NET ASSETS AT DECEMBER 31, 2017	31,775,509	—	1,232	10,225,500	458,767	212,389,129	546,169
Changes From Operations:
• Net investment income (loss)	(508,310)	(231)	(1)	(168,799)	(405)	(2,866,983)	7,371
• Net realized gain (loss) on investments	2,249,509	571	1	1,710,885	83,597	20,268,836	(18,907)
• Net change in unrealized appreciation or depreciation on investments	(5,287,583)	—	(289)	(1,383,116)	(188,315)	(51,595,867)	(64,924)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,546,384)	340	(289)	158,970	(105,123)	(34,194,014)	(76,460)
Changes From Unit Transactions:
• Net unit transactions	(356,188)	(340)	(27)	(1,929,637)	282,560	(4,230,822)	(127,264)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(356,188)	(340)	(27)	(1,929,637)	282,560	(4,230,822)	(127,264)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,902,572)	—	(316)	(1,770,667)	177,437	(38,424,836)	(203,724)
NET ASSETS AT DECEMBER 31, 2018	$27,872,937	$—	$916	$8,454,833	$636,204	$173,964,293	$342,445

See accompanying notes.

	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class I Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class I Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2017	$5,468,502	$26,876	$5,435,000	$55,445	$4,509,989	$3,972,301
Changes From Operations:
• Net investment income (loss)	42,748	1,269	111,242	(259)	(77,899)	(42,954)
• Net realized gain (loss) on investments	91,369	4,340	207,041	404	77,695	104,529
• Net change in unrealized appreciation or depreciation on investments	(223,707)	3,928	1,142,348	7,053	716,112	421,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(89,590)	9,537	1,460,631	7,198	715,908	483,369
Changes From Unit Transactions:
• Net unit transactions	284,381	18,071	2,361,862	(2,738)	4,917,230	506,704
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	284,381	18,071	2,361,862	(2,738)	4,917,230	506,704
TOTAL INCREASE (DECREASE) IN NET ASSETS	194,791	27,608	3,822,493	4,460	5,633,138	990,073
NET ASSETS AT DECEMBER 31, 2017	5,663,293	54,484	9,257,493	59,905	10,143,127	4,962,374
Changes From Operations:
• Net investment income (loss)	35,138	6,836	467,993	(569)	(141,967)	(51,970)
• Net realized gain (loss) on investments	(74,743)	483	249,863	14,818	514,313	255,471
• Net change in unrealized appreciation or depreciation on investments	(1,049,783)	(23,913)	(2,292,531)	(37,207)	(1,477,937)	(472,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,089,388)	(16,594)	(1,574,675)	(22,958)	(1,105,591)	(269,084)
Changes From Unit Transactions:
• Net unit transactions	(311,502)	79,775	2,436,075	245,025	4,818,311	105,875
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(311,502)	79,775	2,436,075	245,025	4,818,311	105,875
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,400,890)	63,181	861,400	222,067	3,712,720	(163,209)
NET ASSETS AT DECEMBER 31, 2018	$4,262,403	$117,665	$10,118,893	$281,972	$13,855,847	$4,799,165

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Century VP Balanced Fund - Class I Subaccount	American Century VP Balanced Fund - Class II Subaccount	American Century VP Inflation Protection Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$18,291,592	$27,225	$—	$—	$13,813,111	$—
Changes From Operations:
• Net investment income (loss)	525	(70,865)	100	405	476	215,583	39,839
• Net realized gain (loss) on investments	1,942	1,987,102	(105)	413	8,787	931,624	75,136
• Net change in unrealized appreciation or depreciation on investments	2,509	2,006,722	321	6,394	128,091	1,457,181	87,616
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,976	3,922,959	316	7,212	137,354	2,604,388	202,591
Changes From Unit Transactions:
• Net unit transactions	66,711	28,095,270	(1,738)	345,297	3,647,008	2,432,427	3,890,774
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,711	28,095,270	(1,738)	345,297	3,647,008	2,432,427	3,890,774
TOTAL INCREASE (DECREASE) IN NET ASSETS	71,687	32,018,229	(1,422)	352,509	3,784,362	5,036,815	4,093,365
NET ASSETS AT DECEMBER 31, 2017	71,687	50,309,821	25,803	352,509	3,784,362	18,849,926	4,093,365
Changes From Operations:
• Net investment income (loss)	1,518	(190,914)	154	8,757	20,070	243,596	90,109
• Net realized gain (loss) on investments	2,250	806,053	(83)	23,322	338,745	928,998	268,196
• Net change in unrealized appreciation or depreciation on investments	(13,711)	(4,655,929)	(1,282)	(127,934)	(1,807,775)	(2,027,832)	(745,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,943)	(4,040,790)	(1,211)	(95,855)	(1,448,960)	(855,238)	(386,969)
Changes From Unit Transactions:
• Net unit transactions	150,141	22,276,143	(1,711)	780,371	12,052,391	(839,865)	3,150,293
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	150,141	22,276,143	(1,711)	780,371	12,052,391	(839,865)	3,150,293
TOTAL INCREASE (DECREASE) IN NET ASSETS	140,198	18,235,353	(2,922)	684,516	10,603,431	(1,695,103)	2,763,324
NET ASSETS AT DECEMBER 31, 2018	$211,885	$68,545,174	$22,881	$1,037,025	$14,387,793	$17,154,823	$6,856,689

See accompanying notes.

	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1A Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 1 Subaccount	American Funds Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2017	$87,672,209	$3,345,018	$—	$19,617,556	$3,654,693	$—
Changes From Operations:
• Net investment income (loss)	214,204	60,331	9,450	218,570	88,363	13,913
• Net realized gain (loss) on investments	5,587,092	190,384	5,618	1,127,565	84,301	2,764
• Net change in unrealized appreciation or depreciation on investments	8,362,048	374,121	34,242	2,335,588	2,575	(12,038)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,163,344	624,836	49,310	3,681,723	175,239	4,639
Changes From Unit Transactions:
• Net unit transactions	23,264,196	520,019	569,417	6,576,248	2,531,755	1,056,919
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	23,264,196	520,019	569,417	6,576,248	2,531,755	1,056,919
TOTAL INCREASE (DECREASE) IN NET ASSETS	37,427,540	1,144,855	618,727	10,257,971	2,706,994	1,061,558
NET ASSETS AT DECEMBER 31, 2017	125,099,749	4,489,873	618,727	29,875,527	6,361,687	1,061,558
Changes From Operations:
• Net investment income (loss)	468,300	53,214	53,962	253,741	120,553	59,075
• Net realized gain (loss) on investments	5,881,415	386,097	172,792	2,626,000	(15,705)	(11,352)
• Net change in unrealized appreciation or depreciation on investments	(16,813,269)	(786,699)	(557,725)	(6,335,895)	(191,921)	(40,733)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,463,554)	(347,388)	(330,971)	(3,456,154)	(87,073)	6,990
Changes From Unit Transactions:
• Net unit transactions	20,198,106	(562,790)	2,863,436	5,499,893	78,415	2,154,056
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,198,106	(562,790)	2,863,436	5,499,893	78,415	2,154,056
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,734,552	(910,178)	2,532,465	2,043,739	(8,658)	2,161,046
NET ASSETS AT DECEMBER 31, 2018	$134,834,301	$3,579,695	$3,151,192	$31,919,266	$6,353,029	$3,222,604

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1A Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Balanced Fund - Class 1 Subaccount	American Funds Global Balanced Fund - Class 1A Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2017	$916,505	$—	$26,593,272	$555,860	$—	$2,222,585	$—
Changes From Operations:
• Net investment income (loss)	24,575	3,942	400,773	2,562	2,151	(6,908)	251
• Net realized gain (loss) on investments	3,223	373	155,431	24,051	5,752	13,876	2
• Net change in unrealized appreciation or depreciation on investments	87,902	8,219	2,565,470	71,308	(3,084)	151,748	287
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,700	12,534	3,121,674	97,921	4,819	158,716	540
Changes From Unit Transactions:
• Net unit transactions	(28,134)	441,846	5,167,176	(97,606)	234,059	448,480	63,423
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(28,134)	441,846	5,167,176	(97,606)	234,059	448,480	63,423
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,566	454,380	8,288,850	315	238,878	607,196	63,963
NET ASSETS AT DECEMBER 31, 2017	1,004,071	454,380	34,882,122	556,175	238,878	2,829,781	63,963
Changes From Operations:
• Net investment income (loss)	27,947	47,626	545,419	4,965	23,484	43,903	7,020
• Net realized gain (loss) on investments	7,797	(9,696)	139,255	7,213	12,616	6,263	(5,545)
• Net change in unrealized appreciation or depreciation on investments	(112,497)	(207,958)	(3,937,695)	(47,666)	(198,744)	(115,230)	(9,987)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,753)	(170,028)	(3,253,021)	(35,488)	(162,644)	(65,064)	(8,512)
Changes From Unit Transactions:
• Net unit transactions	93,588	2,391,560	6,433,775	(2,195)	1,882,342	66,743	334,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	93,588	2,391,560	6,433,775	(2,195)	1,882,342	66,743	334,794
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,835	2,221,532	3,180,754	(37,683)	1,719,698	1,679	326,282
NET ASSETS AT DECEMBER 31, 2018	$1,020,906	$2,675,912	$38,062,876	$518,492	$1,958,576	$2,831,460	$390,245
See accompanying notes.

	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,471,459	$—	$2,168,663	$—	$273,063,601	$16,824,684
Changes From Operations:
• Net investment income (loss)	19,067	2,041	3,874	8,520	(2,672,602)	(109,681)
• Net realized gain (loss) on investments	97,055	166	120,128	18,352	19,557,921	919,394
• Net change in unrealized appreciation or depreciation on investments	226,006	4,875	516,472	75,287	59,570,380	5,392,170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	342,128	7,082	640,474	102,159	76,455,699	6,201,883
Changes From Unit Transactions:
• Net unit transactions	(398,235)	112,286	(578,432)	1,627,122	(41,018,472)	14,649,703
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(398,235)	112,286	(578,432)	1,627,122	(41,018,472)	14,649,703
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,107)	119,368	62,042	1,729,281	35,437,227	20,851,586
NET ASSETS AT DECEMBER 31, 2017	1,415,352	119,368	2,230,705	1,729,281	308,500,828	37,676,270
Changes From Operations:
• Net investment income (loss)	13,710	13,708	4,657	9,629	(2,633,556)	(234,976)
• Net realized gain (loss) on investments	113,614	53,791	184,927	263,349	30,597,533	3,426,185
• Net change in unrealized appreciation or depreciation on investments	(274,135)	(185,770)	(386,029)	(678,727)	(56,508,947)	(8,543,563)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,811)	(118,271)	(196,445)	(405,749)	(28,544,970)	(5,352,354)
Changes From Unit Transactions:
• Net unit transactions	35,397	914,921	(86,834)	3,251,926	(24,990,844)	12,196,515
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,397	914,921	(86,834)	3,251,926	(24,990,844)	12,196,515
TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,414)	796,650	(283,279)	2,846,177	(53,535,814)	6,844,161
NET ASSETS AT DECEMBER 31, 2018	$1,303,938	$916,018	$1,947,426	$4,575,458	$254,965,014	$44,520,431

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 1A Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 1A Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,145,718	$—	$378,822,041	$5,070,326	$8,098,393	$—	$1,372,744,558
Changes From Operations:
• Net investment income (loss)	(1,359)	366	(3,297,018)	(56,986)	910	7,892	(16,826,500)
• Net realized gain (loss) on investments	(1,054)	36	7,584,848	(30,920)	967,366	64,700	208,002,657
• Net change in unrealized appreciation or depreciation on investments	298,153	22,388	82,252,839	1,613,350	1,339,803	121,115	147,458,557
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,740	22,790	86,540,669	1,525,444	2,308,079	193,707	338,634,714
Changes From Unit Transactions:
• Net unit transactions	5,968	158,856	(57,909,496)	3,518,245	195,691	2,609,248	(217,419,112)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,968	158,856	(57,909,496)	3,518,245	195,691	2,609,248	(217,419,112)
TOTAL INCREASE (DECREASE) IN NET ASSETS	301,708	181,646	28,631,173	5,043,689	2,503,770	2,802,955	121,215,602
NET ASSETS AT DECEMBER 31, 2017	1,447,426	181,646	407,453,214	10,114,015	10,602,163	2,802,955	1,493,960,160
Changes From Operations:
• Net investment income (loss)	(6,287)	(773)	(4,550,150)	(141,812)	(8,147)	17,131	(18,105,434)
• Net realized gain (loss) on investments	84,834	26,987	28,170,378	561,245	1,387,281	658,554	213,278,149
• Net change in unrealized appreciation or depreciation on investments	(228,657)	(74,295)	(65,334,464)	(2,266,987)	(1,341,291)	(1,300,717)	(203,525,958)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(150,110)	(48,081)	(41,714,236)	(1,847,554)	37,843	(625,032)	(8,353,243)
Changes From Unit Transactions:
• Net unit transactions	(50,348)	208,643	(35,812,253)	4,269,334	(1,069,188)	7,624,252	(218,110,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,348)	208,643	(35,812,253)	4,269,334	(1,069,188)	7,624,252	(218,110,219)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(200,458)	160,562	(77,526,489)	2,421,780	(1,031,345)	6,999,220	(226,463,462)
NET ASSETS AT DECEMBER 31, 2018	$1,246,968	$342,208	$329,926,725	$12,535,795	$9,570,818	$9,802,175	$1,267,496,698

See accompanying notes.

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth-Income Fund - Class 1 Subaccount	American Funds Growth-Income Fund - Class 1A Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$52,085,976	$4,355,827	$—	$1,856,720,868	$34,742,603	$1,306,921
Changes From Operations:
• Net investment income (loss)	(545,492)	56,839	21,071	(1,723,925)	167,922	102,877
• Net realized gain (loss) on investments	7,526,460	395,824	16,666	192,416,448	3,243,577	(1,112)
• Net change in unrealized appreciation or depreciation on investments	10,507,894	710,452	80,393	168,212,172	5,954,830	(1,115)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,488,862	1,163,115	118,130	358,904,695	9,366,329	100,650
Changes From Unit Transactions:
• Net unit transactions	35,749,979	1,127,372	2,039,285	(263,280,319)	25,051,672	324,489
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,749,979	1,127,372	2,039,285	(263,280,319)	25,051,672	324,489
TOTAL INCREASE (DECREASE) IN NET ASSETS	53,238,841	2,290,487	2,157,415	95,624,376	34,418,001	425,139
NET ASSETS AT DECEMBER 31, 2017	105,324,817	6,646,314	2,157,415	1,952,345,244	69,160,604	1,732,060
Changes From Operations:
• Net investment income (loss)	(1,123,662)	57,525	74,730	(1,787,724)	167,632	96,516
• Net realized gain (loss) on investments	13,314,929	574,372	402,427	200,150,007	6,432,167	(9,368)
• Net change in unrealized appreciation or depreciation on investments	(15,934,407)	(728,299)	(825,000)	(240,243,498)	(11,061,067)	(137,382)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,743,140)	(96,402)	(347,843)	(41,881,215)	(4,461,268)	(50,234)
Changes From Unit Transactions:
• Net unit transactions	22,740,309	(578,322)	4,911,761	(250,611,093)	27,849,350	(17,681)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,740,309	(578,322)	4,911,761	(250,611,093)	27,849,350	(17,681)
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,997,169	(674,724)	4,563,918	(292,492,308)	23,388,082	(67,915)
NET ASSETS AT DECEMBER 31, 2018	$124,321,986	$5,971,590	$6,721,333	$1,659,852,936	$92,548,686	$1,664,145

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds High-Income Bond Fund - Class 1A Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 1A Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds International Growth and Income Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$3,500,191	$—	$629,030,458	$15,447,183	$1,418,750	$—
Changes From Operations:
• Net investment income (loss)	10,623	47,304	14,363	(1,385,986)	91,377	25,825	12,938
• Net realized gain (loss) on investments	59	100,188	8,230	23,714,378	432,858	1,296	25
• Net change in unrealized appreciation or depreciation on investments	(6,055)	1,233,062	89,544	157,187,166	5,096,957	329,101	9,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,627	1,380,554	112,137	179,515,558	5,621,192	356,222	22,273
Changes From Unit Transactions:
• Net unit transactions	382,724	1,309,044	1,511,923	(102,398,478)	10,913,614	(34,865)	641,508
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	382,724	1,309,044	1,511,923	(102,398,478)	10,913,614	(34,865)	641,508
TOTAL INCREASE (DECREASE) IN NET ASSETS	387,351	2,689,598	1,624,060	77,117,080	16,534,806	321,357	663,781
NET ASSETS AT DECEMBER 31, 2017	387,351	6,189,789	1,624,060	706,147,538	31,981,989	1,740,107	663,781
Changes From Operations:
• Net investment income (loss)	33,288	76,176	79,246	1,547,544	195,303	29,725	7,531
• Net realized gain (loss) on investments	3,266	386,680	174,215	43,840,304	2,066,369	471	(2,366)
• Net change in unrealized appreciation or depreciation on investments	(52,583)	(1,311,947)	(1,001,750)	(140,166,961)	(8,410,510)	(266,183)	(65,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,029)	(849,091)	(748,289)	(94,779,113)	(6,148,838)	(235,987)	(60,353)
Changes From Unit Transactions:
• Net unit transactions	262,673	94,939	4,049,689	(43,825,097)	11,765,074	153,511	(174,379)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	262,673	94,939	4,049,689	(43,825,097)	11,765,074	153,511	(174,379)
TOTAL INCREASE (DECREASE) IN NET ASSETS	246,644	(754,152)	3,301,400	(138,604,210)	5,616,236	(82,476)	(234,732)
NET ASSETS AT DECEMBER 31, 2018	$633,995	$5,435,637	$4,925,460	$567,543,328	$37,598,225	$1,657,631	$429,049

See accompanying notes.

	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth-Income Fund - Class P1 Subaccount	American Funds Managed Risk International Fund - Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,208,325	$68,793,798	$147,587	$117,497	$24,076	$42,593
Changes From Operations:
• Net investment income (loss)	(2,918)	(649,360)	175	(259)	(92)	(131)
• Net realized gain (loss) on investments	59,041	1,386,267	10,986	16,157	962	5,383
• Net change in unrealized appreciation or depreciation on investments	3,801	9,775,520	1,594	19,853	3,080	3,909
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,924	10,512,427	12,755	35,751	3,950	9,161
Changes From Unit Transactions:
• Net unit transactions	(384,944)	27,266,278	(75,933)	(47,943)	(1,887)	(35,909)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(384,944)	27,266,278	(75,933)	(47,943)	(1,887)	(35,909)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(325,020)	37,778,705	(63,178)	(12,192)	2,063	(26,748)
NET ASSETS AT DECEMBER 31, 2017	883,305	106,572,503	84,409	105,305	26,139	15,845
Changes From Operations:
• Net investment income (loss)	3,681	(149,360)	8,002	(1,483)	40	3,306
• Net realized gain (loss) on investments	38,425	5,075,322	506	(6,310)	1,756	(1,174)
• Net change in unrealized appreciation or depreciation on investments	(113,503)	(12,888,337)	(41,982)	(35,392)	(2,689)	(28,108)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,397)	(7,962,375)	(33,474)	(43,185)	(893)	(25,976)
Changes From Unit Transactions:
• Net unit transactions	783,940	20,764,669	317,579	393,677	19,510	279,179
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	783,940	20,764,669	317,579	393,677	19,510	279,179
TOTAL INCREASE (DECREASE) IN NET ASSETS	712,543	12,802,294	284,105	350,492	18,617	253,203
NET ASSETS AT DECEMBER 31, 2018	$1,595,848	$119,374,797	$368,514	$455,797	$44,756	$269,048

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Mortgage Fund - Class 1 Subaccount	American Funds Mortgage Fund - Class 1A Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 1A Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$373,841	$—	$4,621,446	$2,941,699	$—	$14,556,375	$246,784
Changes From Operations:
• Net investment income (loss)	2,608	851	1,798	18,425	5,121	(60,618)	1,176
• Net realized gain (loss) on investments	2,547	609	14,400	42,357	469	331,994	(1,668)
• Net change in unrealized appreciation or depreciation on investments	(3,791)	(1,290)	(33,263)	896,932	36,941	4,212,925	2,886
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,364	170	(17,065)	957,714	42,531	4,484,301	2,394
Changes From Unit Transactions:
• Net unit transactions	42,286	93,553	463,083	262,910	606,899	5,047,911	(60,845)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,286	93,553	463,083	262,910	606,899	5,047,911	(60,845)
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,650	93,723	446,018	1,220,624	649,430	9,532,212	(58,451)
NET ASSETS AT DECEMBER 31, 2017	417,491	93,723	5,067,464	4,162,323	649,430	24,088,587	188,333
Changes From Operations:
• Net investment income (loss)	5,697	12,264	32,717	18,233	11,901	(108,528)	2,018
• Net realized gain (loss) on investments	(1,877)	(328)	(43,356)	147,465	17,333	1,073,374	(3,530)
• Net change in unrealized appreciation or depreciation on investments	(4,338)	(67)	(47,446)	(812,992)	(304,452)	(5,311,164)	826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(518)	11,869	(58,085)	(647,294)	(275,218)	(4,346,318)	(686)
Changes From Unit Transactions:
• Net unit transactions	144,307	623,269	310,540	379,831	1,342,235	6,041,880	(18,916)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	144,307	623,269	310,540	379,831	1,342,235	6,041,880	(18,916)
TOTAL INCREASE (DECREASE) IN NET ASSETS	143,789	635,138	252,455	(267,463)	1,067,017	1,695,562	(19,602)
NET ASSETS AT DECEMBER 31, 2018	$561,280	$728,861	$5,319,919	$3,894,860	$1,716,447	$25,784,149	$168,731

See accompanying notes.

	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1A Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class I Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$3,731,880	$1,118,809,230	$9,323	$3,328,776	$198,293
Changes From Operations:
• Net investment income (loss)	961	35,532	(4,878,875)	348	57,959	507
• Net realized gain (loss) on investments	199	56,170	14,905,930	10	7,425	15,866
• Net change in unrealized appreciation or depreciation on investments	(1,406)	430,758	116,290,099	946	327,006	19,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(246)	522,460	126,317,154	1,304	392,390	36,038
Changes From Unit Transactions:
• Net unit transactions	293,164	711,381	(98,559,398)	4,327	724,034	75,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	293,164	711,381	(98,559,398)	4,327	724,034	75,264
TOTAL INCREASE (DECREASE) IN NET ASSETS	292,918	1,233,841	27,757,756	5,631	1,116,424	111,302
NET ASSETS AT DECEMBER 31, 2017	292,918	4,965,721	1,146,566,986	14,954	4,445,200	309,595
Changes From Operations:
• Net investment income (loss)	19,982	10,264	(9,107,348)	(145)	(38,610)	739
• Net realized gain (loss) on investments	(3,456)	290,731	50,568,594	4,328	258,155	20,508
• Net change in unrealized appreciation or depreciation on investments	8,433	(574,070)	(139,799,717)	(894)	(164,409)	(47,360)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,959	(273,075)	(98,338,471)	3,289	55,136	(26,113)
Changes From Unit Transactions:
• Net unit transactions	1,182,545	(1,195,449)	(87,671,978)	(18,243)	(4,500,336)	(5,616)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,182,545	(1,195,449)	(87,671,978)	(18,243)	(4,500,336)	(5,616)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,207,504	(1,468,524)	(186,010,449)	(14,954)	(4,445,200)	(31,729)
NET ASSETS AT DECEMBER 31, 2018	$1,500,422	$3,497,197	$960,556,537	$—	$—	$277,866

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class I Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 1 Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$19,053,014	$—	$—	$313,621	$21,578,620	$—	$—
Changes From Operations:
• Net investment income (loss)	(192,719)	142	(42,168)	(253)	(298,385)	548	5,974
• Net realized gain (loss) on investments	1,207,903	14,247	602,620	27,508	1,919,792	(36)	4
• Net change in unrealized appreciation or depreciation on investments	1,794,484	10,454	254,057	18,975	1,134,157	3,133	14,410
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,809,668	24,843	814,509	46,230	2,755,564	3,645	20,388
Changes From Unit Transactions:
• Net unit transactions	393,185	311,242	13,075,944	173,341	6,929,888	161,407	470,186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	393,185	311,242	13,075,944	173,341	6,929,888	161,407	470,186
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,202,853	336,085	13,890,453	219,571	9,685,452	165,052	490,574
NET ASSETS AT DECEMBER 31, 2017	22,255,867	336,085	13,890,453	533,192	31,264,072	165,052	490,574
Changes From Operations:
• Net investment income (loss)	(181,414)	(148)	(522,371)	(16)	(387,317)	(430)	(7,327)
• Net realized gain (loss) on investments	1,417,896	44,262	1,652,646	10,915	770,156	(1,143)	(4,164)
• Net change in unrealized appreciation or depreciation on investments	(3,348,241)	(148,357)	(5,558,918)	(86,126)	(5,536,921)	(29,156)	(114,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,111,759)	(104,243)	(4,428,643)	(75,227)	(5,154,082)	(30,729)	(125,796)
Changes From Unit Transactions:
• Net unit transactions	(149,808)	1,317,522	50,764,690	31,627	6,022,693	62,013	357,246
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(149,808)	1,317,522	50,764,690	31,627	6,022,693	62,013	357,246
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,261,567)	1,213,279	46,336,047	(43,600)	868,611	31,284	231,450
NET ASSETS AT DECEMBER 31, 2018	$19,994,300	$1,549,364	$60,226,500	$489,592	$32,132,683	$196,336	$722,024

See accompanying notes.

	Columbia VP Emerging Markets Bond Fund - Class 1 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 1 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$—	$—	$—	$1,764,684,263	$4,519,408
Changes From Operations:
• Net investment income (loss)	4,965	17,108	(2)	22,758	15,321,243	99,828
• Net realized gain (loss) on investments	1,340	1,117	211	574	(1,945,913)	(16,389)
• Net change in unrealized appreciation or depreciation on investments	(3,633)	8,108	—	17,588	46,289,784	151,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,672	26,333	209	40,920	59,665,114	235,209
Changes From Unit Transactions:
• Net unit transactions	253,424	1,137,168	(209)	2,881,101	191,306,479	1,783,834
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	253,424	1,137,168	(209)	2,881,101	191,306,479	1,783,834
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,096	1,163,501	—	2,922,021	250,971,593	2,019,043
NET ASSETS AT DECEMBER 31, 2017	256,096	1,163,501	—	2,922,021	2,015,655,856	6,538,451
Changes From Operations:
• Net investment income (loss)	13,547	49,058	15,411	73,873	27,604,531	161,936
• Net realized gain (loss) on investments	(19,627)	(15,890)	(916)	(6,664)	(13,665,562)	(83,017)
• Net change in unrealized appreciation or depreciation on investments	(18,432)	(164,001)	(18,508)	(134,660)	(92,816,580)	(295,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,512)	(130,833)	(4,013)	(67,451)	(78,877,611)	(216,475)
Changes From Unit Transactions:
• Net unit transactions	77,059	795,198	777,000	1,469,970	(62,345,661)	5,026,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	77,059	795,198	777,000	1,469,970	(62,345,661)	5,026,770
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,547	664,365	772,987	1,402,519	(141,223,272)	4,810,295
NET ASSETS AT DECEMBER 31, 2018	$308,643	$1,827,866	$772,987	$4,324,540	$1,874,432,584	$11,348,746

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount	Delaware VIP® High Yield Series - Standard Class Subaccount	Delaware VIP® International Value Equity Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$275,922,577	$243,307	$140,179,193	$5,329,426	$120,819	$1,274,183,683	$1,115,783
Changes From Operations:
• Net investment income (loss)	(3,969,471)	490	5,630,714	126,798	204	5,711,577	10,950
• Net realized gain (loss) on investments	11,831,175	37,133	(1,823,315)	11,308	(743)	(1,240,125)	(97)
• Net change in unrealized appreciation or depreciation on investments	93,073,292	78,683	3,579,194	45,351	25,113	2,665,016	562
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	100,934,996	116,306	7,386,593	183,457	24,574	7,136,468	11,415
Changes From Unit Transactions:
• Net unit transactions	(36,182,303)	163,087	(18,486,307)	(2,626,653)	(26,949)	(19,123,494)	318,868
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(36,182,303)	163,087	(18,486,307)	(2,626,653)	(26,949)	(19,123,494)	318,868
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,752,693	279,393	(11,099,714)	(2,443,196)	(2,375)	(11,987,026)	330,283
NET ASSETS AT DECEMBER 31, 2017	340,675,270	522,700	129,079,479	2,886,230	118,444	1,262,196,657	1,446,066
Changes From Operations:
• Net investment income (loss)	4,893,680	16,325	5,262,301	126,787	1,096	13,307,005	26,582
• Net realized gain (loss) on investments	8,481,001	44,390	(3,714,134)	(25,967)	1,554	(5,382,713)	(5,707)
• Net change in unrealized appreciation or depreciation on investments	(73,191,153)	(158,686)	(9,187,095)	(247,869)	(19,310)	(24,422,293)	(32,899)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,816,472)	(97,971)	(7,638,928)	(147,049)	(16,660)	(16,498,001)	(12,024)
Changes From Unit Transactions:
• Net unit transactions	3,062,672	169,460	(20,202,530)	(508,342)	(33,156)	(78,418,361)	615,471
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,062,672	169,460	(20,202,530)	(508,342)	(33,156)	(78,418,361)	615,471
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,753,800)	71,489	(27,841,458)	(655,391)	(49,816)	(94,916,362)	603,447
NET ASSETS AT DECEMBER 31, 2018	$283,921,470	$594,189	$101,238,021	$2,230,839	$68,628	$1,167,280,295	$2,049,513

See accompanying notes.

	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$171,756,550	$3,461,597	$364,314,405	$7,337,236	$176,907,561	$7,381,828
Changes From Operations:
• Net investment income (loss)	(423,787)	9,141	(3,696,869)	(36,234)	(2,799,851)	(77,271)
• Net realized gain (loss) on investments	23,040,912	302,155	24,849,570	1,907,924	15,202,735	720,191
• Net change in unrealized appreciation or depreciation on investments	(23,180,826)	(302,061)	15,395,766	(1,155,318)	15,666,589	486,967
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(563,701)	9,235	36,548,467	716,372	28,069,473	1,129,887
Changes From Unit Transactions:
• Net unit transactions	(15,960,400)	(343,162)	(965,103)	(851,266)	(15,970,388)	(1,265,644)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(15,960,400)	(343,162)	(965,103)	(851,266)	(15,970,388)	(1,265,644)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,524,101)	(333,927)	35,583,364	(134,894)	12,099,085	(135,757)
NET ASSETS AT DECEMBER 31, 2017	155,232,449	3,127,670	399,897,769	7,202,342	189,006,646	7,246,071
Changes From Operations:
• Net investment income (loss)	396,530	26,119	(4,046,132)	(36,958)	(2,983,199)	(85,169)
• Net realized gain (loss) on investments	1,972,854	67,640	36,253,847	591,165	57,530,708	2,220,338
• Net change in unrealized appreciation or depreciation on investments	(15,269,920)	(352,055)	(106,697,240)	(1,930,816)	(78,775,592)	(3,039,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,900,536)	(258,296)	(74,489,525)	(1,376,609)	(24,228,083)	(904,267)
Changes From Unit Transactions:
• Net unit transactions	(16,183,734)	139,129	16,291,481	718,701	(9,781,511)	(345,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(16,183,734)	139,129	16,291,481	718,701	(9,781,511)	(345,601)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,084,270)	(119,167)	(58,198,044)	(657,908)	(34,009,594)	(1,249,868)
NET ASSETS AT DECEMBER 31, 2018	$126,148,179	$3,008,503	$341,699,725	$6,544,434	$154,997,052	$5,996,203

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® U.S. Growth Series - Standard Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2017	$309,410,670	$—	$313,973,328	$6,917,723	$1,023,156	$53,342,762	$5,985,795
Changes From Operations:
• Net investment income (loss)	(3,718,939)	(44)	(541,648)	16,383	13,818	220,680	10,110
• Net realized gain (loss) on investments	6,438,044	2,619	23,412,570	2,015,608	(2,353)	(152,904)	1,074,984
• Net change in unrealized appreciation or depreciation on investments	74,446,430	—	11,604,839	(1,245,316)	55,784	2,734,881	(27,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,165,535	2,575	34,475,761	786,675	67,249	2,802,657	1,058,048
Changes From Unit Transactions:
• Net unit transactions	(57,208,786)	(2,575)	(32,967,079)	(844,452)	173,374	(1,322,436)	(1,241,660)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(57,208,786)	(2,575)	(32,967,079)	(844,452)	173,374	(1,322,436)	(1,241,660)
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,956,749	—	1,508,682	(57,777)	240,623	1,480,221	(183,612)
NET ASSETS AT DECEMBER 31, 2017	329,367,419	—	315,482,010	6,859,946	1,263,779	54,822,983	5,802,183
Changes From Operations:
• Net investment income (loss)	(3,610,050)	(46)	(742,714)	10,294	19,312	146,385	1,145
• Net realized gain (loss) on investments	48,161,976	522	29,851,780	507,857	(4,247)	(385,248)	671,348
• Net change in unrealized appreciation or depreciation on investments	(54,643,371)	(4,664)	(43,342,235)	(842,299)	(165,915)	(5,430,062)	(1,015,243)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,091,445)	(4,188)	(14,233,169)	(324,148)	(150,850)	(5,668,925)	(342,750)
Changes From Unit Transactions:
• Net unit transactions	(40,338,862)	60,600	(8,691,099)	182,596	310,974	(3,615,302)	(471,888)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(40,338,862)	60,600	(8,691,099)	182,596	310,974	(3,615,302)	(471,888)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,430,307)	56,412	(22,924,268)	(141,552)	160,124	(9,284,227)	(814,638)
NET ASSETS AT DECEMBER 31, 2018	$278,937,112	$56,412	$292,557,742	$6,718,394	$1,423,903	$45,538,756	$4,987,545
See accompanying notes.

	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - ADV Class Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,623,104	$2,228,046	$11,525,735	$1,341,965	$1,016,765,625	$—
Changes From Operations:
• Net investment income (loss)	(22,945)	91,129	304,078	10,113	(9,096,131)	—
• Net realized gain (loss) on investments	298,992	1,792	80,538	96,848	94,067,197	—
• Net change in unrealized appreciation or depreciation on investments	139,284	(852)	(77,092)	199,624	107,502,765	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	415,331	92,069	307,524	306,585	192,473,831	—
Changes From Unit Transactions:
• Net unit transactions	(398,763)	1,222,311	5,558,911	106,205	(75,316,086)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(398,763)	1,222,311	5,558,911	106,205	(75,316,086)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,568	1,314,380	5,866,435	412,790	117,157,745	—
NET ASSETS AT DECEMBER 31, 2017	3,639,672	3,542,426	17,392,170	1,754,755	1,133,923,370	—
Changes From Operations:
• Net investment income (loss)	(21,190)	135,130	591,318	7,990	(13,266,301)	3,161
• Net realized gain (loss) on investments	440,110	21,077	(105,426)	204,886	133,357,306	(40,068)
• Net change in unrealized appreciation or depreciation on investments	(772,296)	(179,012)	(972,119)	(404,254)	(205,386,865)	(43,490)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(353,376)	(22,805)	(486,227)	(191,378)	(85,295,860)	(80,397)
Changes From Unit Transactions:
• Net unit transactions	(618,264)	251,720	6,641,417	770,000	(44,702,654)	567,389
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(618,264)	251,720	6,641,417	770,000	(44,702,654)	567,389
TOTAL INCREASE (DECREASE) IN NET ASSETS	(971,640)	228,915	6,155,190	578,622	(129,998,514)	486,992
NET ASSETS AT DECEMBER 31, 2018	$2,668,032	$3,771,341	$23,547,360	$2,333,377	$1,003,924,856	$486,992

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Overseas Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$3,955,951	$161,344,919	$1,142,422	$518,501,410	$—	$458,257
Changes From Operations:
• Net investment income (loss)	7,141	(52,008)	(3,049,957)	5,472	(6,007,241)	(2)	16,612
• Net realized gain (loss) on investments	64,912	1,758,646	22,377,699	67,308	34,487,556	(3)	7,139
• Net change in unrealized appreciation or depreciation on investments	244,080	(419,720)	33,985,186	205,732	65,926,138	—	14,001
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	316,133	1,286,918	53,312,928	278,512	94,406,453	(5)	37,752
Changes From Unit Transactions:
• Net unit transactions	5,742,408	(309,556)	7,256,374	475,569	(29,693,678)	5	109,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,742,408	(309,556)	7,256,374	475,569	(29,693,678)	5	109,421
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,058,541	977,362	60,569,302	754,081	64,712,775	—	147,173
NET ASSETS AT DECEMBER 31, 2017	6,058,541	4,933,313	221,914,221	1,896,503	583,214,185	—	605,430
Changes From Operations:
• Net investment income (loss)	6,316	(56,110)	(3,632,189)	4,090	(6,672,497)	—	59,146
• Net realized gain (loss) on investments	556,037	798,299	41,114,361	203,911	59,187,743	—	3,165
• Net change in unrealized appreciation or depreciation on investments	(1,492,423)	(813,811)	(40,829,962)	(474,668)	(142,499,915)	—	(106,466)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(930,070)	(71,622)	(3,347,790)	(266,667)	(89,984,669)	—	(44,155)
Changes From Unit Transactions:
• Net unit transactions	7,941,559	56,216	(12,247,561)	(92,160)	(10,827,296)	—	1,126,371
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,941,559	56,216	(12,247,561)	(92,160)	(10,827,296)	—	1,126,371
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,011,489	(15,406)	(15,595,351)	(358,827)	(100,811,965)	—	1,082,216
NET ASSETS AT DECEMBER 31, 2018	$13,070,030	$4,917,907	$206,318,870	$1,537,676	$482,402,220	$—	$1,687,646

See accompanying notes.

	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class II Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class II Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2017	$7,854,444	$1,928,167	$—	$5,078,137	$49,364	$16,730,278
Changes From Operations:
• Net investment income (loss)	296,806	(16,994)	—	70,702	1,001	128,983
• Net realized gain (loss) on investments	183,195	78,134	—	35,050	135	3,971,665
• Net change in unrealized appreciation or depreciation on investments	150,088	418,053	—	133,531	1,489	1,926,901
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	630,089	479,193	—	239,283	2,625	6,027,549
Changes From Unit Transactions:
• Net unit transactions	7,086,591	2,390,128	—	273,817	(2,932)	63,429,884
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,086,591	2,390,128	—	273,817	(2,932)	63,429,884
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,716,680	2,869,321	—	513,100	(307)	69,457,433
NET ASSETS AT DECEMBER 31, 2017	15,571,124	4,797,488	—	5,591,237	49,057	86,187,711
Changes From Operations:
• Net investment income (loss)	459,696	(55,588)	105	59,994	236	185,456
• Net realized gain (loss) on investments	16,361	111,665	39	23,686	732	400,204
• Net change in unrealized appreciation or depreciation on investments	(1,181,102)	(1,010,619)	(4,496)	(429,731)	(2,501)	(9,471,666)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(705,045)	(954,542)	(4,352)	(346,051)	(1,533)	(8,886,006)
Changes From Unit Transactions:
• Net unit transactions	2,950,948	4,216,694	33,843	688,615	(7,407)	52,216,917
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,950,948	4,216,694	33,843	688,615	(7,407)	52,216,917
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,245,903	3,262,152	29,491	342,564	(8,940)	43,330,911
NET ASSETS AT DECEMBER 31, 2018	$17,817,027	$8,059,640	$29,491	$5,933,801	$40,117	$129,518,622

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class II Subaccount	Franklin Founding Funds Allocation VIP Fund - Class 1 Subaccount	Franklin Founding Funds Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Mutual Shares VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$6,136	$—	$6,262,072	$104,717	$571,348,724	$24,996,694	$637,050
Changes From Operations:
• Net investment income (loss)	1,588	—	91,455	4,974	14,911,105	898,908	17,000
• Net realized gain (loss) on investments	7,440	—	318,764	886	4,135,012	149,836	33,377
• Net change in unrealized appreciation or depreciation on investments	(6,066)	—	321,465	6,101	25,122,118	1,774,167	8,304
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,962	—	731,684	11,961	44,168,235	2,822,911	58,681
Changes From Unit Transactions:
• Net unit transactions	181,360	—	1,118,365	45,930	(47,576,295)	23,880,011	164,741
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	181,360	—	1,118,365	45,930	(47,576,295)	23,880,011	164,741
TOTAL INCREASE (DECREASE) IN NET ASSETS	184,322	—	1,850,049	57,891	(3,408,060)	26,702,922	223,422
NET ASSETS AT DECEMBER 31, 2017	190,458	—	8,112,121	162,608	567,940,664	51,699,616	860,472
Changes From Operations:
• Net investment income (loss)	327	(60)	122,028	8,876	17,491,340	2,062,661	13,117
• Net realized gain (loss) on investments	(9,590)	(2)	177,463	94	4,127,364	102,840	48,923
• Net change in unrealized appreciation or depreciation on investments	2,496	(4,892)	(1,181,839)	(18,799)	(50,817,165)	(6,403,521)	(122,858)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,767)	(4,954)	(882,348)	(9,829)	(29,198,461)	(4,238,020)	(60,818)
Changes From Unit Transactions:
• Net unit transactions	(150,735)	43,331	75,038	55,060	(66,782,584)	23,307,960	(217,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(150,735)	43,331	75,038	55,060	(66,782,584)	23,307,960	(217,464)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,502)	38,377	(807,310)	45,231	(95,981,045)	19,069,940	(278,282)
NET ASSETS AT DECEMBER 31, 2018	$32,956	$38,377	$7,304,811	$207,839	$471,959,619	$70,769,556	$582,190

See accompanying notes.

	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount	Franklin Rising Dividends VIP Fund - Class 1 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 1 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$732,978,896	$5,503,180	$648,697	$16,009,437	$382,591	$5,963,669
Changes From Operations:
• Net investment income (loss)	7,456,572	118,534	8,829	51,768	1,996	(49,175)
• Net realized gain (loss) on investments	47,831,739	513,615	23,696	731,310	36,929	451,529
• Net change in unrealized appreciation or depreciation on investments	(5,344,816)	3,281	88,884	2,527,668	21,527	186,005
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,943,495	635,430	121,409	3,310,746	60,452	588,359
Changes From Unit Transactions:
• Net unit transactions	(54,105,793)	10,345,712	(76,927)	3,197,366	173,365	648,705
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(54,105,793)	10,345,712	(76,927)	3,197,366	173,365	648,705
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,162,298)	10,981,142	44,482	6,508,112	233,817	1,237,064
NET ASSETS AT DECEMBER 31, 2017	728,816,598	16,484,322	693,179	22,517,549	616,408	7,200,733
Changes From Operations:
• Net investment income (loss)	7,767,855	275,400	8,265	(7,489)	3,461	(31,841)
• Net realized gain (loss) on investments	36,851,326	776,145	55,192	1,676,512	56,706	1,008,763
• Net change in unrealized appreciation or depreciation on investments	(110,580,598)	(3,693,525)	(88,002)	(3,148,270)	(110,412)	(1,990,133)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(65,961,417)	(2,641,980)	(24,545)	(1,479,247)	(50,245)	(1,013,211)
Changes From Unit Transactions:
• Net unit transactions	(71,400,475)	9,682,604	(67,404)	419,156	(192,642)	183,457
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(71,400,475)	9,682,604	(67,404)	419,156	(192,642)	183,457
TOTAL INCREASE (DECREASE) IN NET ASSETS	(137,361,892)	7,040,624	(91,949)	(1,060,091)	(242,887)	(829,754)
NET ASSETS AT DECEMBER 31, 2018	$591,454,706	$23,524,946	$601,230	$21,457,458	$373,521	$6,370,979

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Institutional Shares Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$199,812	$3,236,354	$1,434,296	$47,465,080	$152,708,651	$2,561,128	$56,608
Changes From Operations:
• Net investment income (loss)	(961)	(54,913)	2,402	(227,352)	652,539	19,590	1,980
• Net realized gain (loss) on investments	25,467	408,334	—	—	27,228,401	(7,207)	(161)
• Net change in unrealized appreciation or depreciation on investments	18,197	438,500	—	—	(15,406,739)	79,095	1,499
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,703	791,921	2,402	(227,352)	12,474,201	91,478	3,318
Changes From Unit Transactions:
• Net unit transactions	(7,557)	1,433,735	(980,624)	(12,259,098)	(10,819,240)	(224,645)	47,425
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,557)	1,433,735	(980,624)	(12,259,098)	(10,819,240)	(224,645)	47,425
TOTAL INCREASE (DECREASE) IN NET ASSETS	35,146	2,225,656	(978,222)	(12,486,450)	1,654,961	(133,167)	50,743
NET ASSETS AT DECEMBER 31, 2017	234,958	5,462,010	456,074	34,978,630	154,363,612	2,427,961	107,351
Changes From Operations:
• Net investment income (loss)	(1,309)	(70,301)	5,274	150,872	30,781	23,352	4,475
• Net realized gain (loss) on investments	34,300	579,377	—	—	6,077,650	(23,878)	(3,173)
• Net change in unrealized appreciation or depreciation on investments	(67,133)	(947,183)	—	—	(19,236,682)	(192,565)	(13,533)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,142)	(438,107)	5,274	150,872	(13,128,251)	(193,091)	(12,231)
Changes From Unit Transactions:
• Net unit transactions	181,866	512,914	172,007	(11,830,136)	(14,390,253)	(73,371)	107,445
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	181,866	512,914	172,007	(11,830,136)	(14,390,253)	(73,371)	107,445
TOTAL INCREASE (DECREASE) IN NET ASSETS	147,724	74,807	177,281	(11,679,264)	(27,518,504)	(266,462)	95,214
NET ASSETS AT DECEMBER 31, 2018	$382,682	$5,536,817	$633,355	$23,299,366	$126,845,108	$2,161,499	$202,565

See accompanying notes.

	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Institutional Shares Subaccount	Guggenheim VT Long Short Equity Subaccount	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IA Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount
NET ASSETS AT JANUARY 1, 2017	$5,058,570	$24,556	$3,383,496	$4,142,436	$81,462	$8,649,304
Changes From Operations:
• Net investment income (loss)	(23,196)	149	(27,666)	(47,808)	674	(57,279)
• Net realized gain (loss) on investments	(38,391)	(11)	27,448	755	862	567,725
• Net change in unrealized appreciation or depreciation on investments	(112,430)	(703)	476,265	154,511	16,991	1,333,501
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(174,017)	(565)	476,047	107,458	18,527	1,843,947
Changes From Unit Transactions:
• Net unit transactions	(4,823)	(1,449)	953,268	458,091	(826)	1,424,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,823)	(1,449)	953,268	458,091	(826)	1,424,345
TOTAL INCREASE (DECREASE) IN NET ASSETS	(178,840)	(2,014)	1,429,315	565,549	17,701	3,268,292
NET ASSETS AT DECEMBER 31, 2017	4,879,730	22,542	4,812,811	4,707,985	99,163	11,917,596
Changes From Operations:
• Net investment income (loss)	(10,651)	581	(44,518)	(51,743)	281	(99,324)
• Net realized gain (loss) on investments	(233,499)	(2,564)	601,531	(5,232)	6,326	1,240,868
• Net change in unrealized appreciation or depreciation on investments	239,776	809	(1,199,574)	(236,097)	(9,200)	(2,110,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,374)	(1,174)	(642,561)	(293,072)	(2,593)	(969,449)
Changes From Unit Transactions:
• Net unit transactions	(4,875,356)	(21,368)	(433,706)	295,264	(38,096)	(482,966)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,875,356)	(21,368)	(433,706)	295,264	(38,096)	(482,966)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,879,730)	(22,542)	(1,076,267)	2,192	(40,689)	(1,452,415)
NET ASSETS AT DECEMBER 31, 2018	$—	$—	$3,736,544	$4,710,177	$58,474	$10,465,181

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series I Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$2,457,377	$1,262,042	$179,469	$11,500,595	$127,171	$3,609,131	$6,615,056
Changes From Operations:
• Net investment income (loss)	(36,267)	(24,618)	25,081	354,277	2,005	44,941	(29,291)
• Net realized gain (loss) on investments	357,436	146,843	35,824	757,019	8,194	238,803	612,318
• Net change in unrealized appreciation or depreciation on investments	280,478	186,957	(8,851)	(73,246)	8,159	434,303	122,416
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	601,647	309,182	52,054	1,038,050	18,358	718,047	705,443
Changes From Unit Transactions:
• Net unit transactions	(346,710)	(77,034)	509,965	1,449,579	(24,098)	1,049,786	(1,044,934)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(346,710)	(77,034)	509,965	1,449,579	(24,098)	1,049,786	(1,044,934)
TOTAL INCREASE (DECREASE) IN NET ASSETS	254,937	232,148	562,019	2,487,629	(5,740)	1,767,833	(339,491)
NET ASSETS AT DECEMBER 31, 2017	2,712,314	1,494,190	741,488	13,988,224	121,431	5,376,964	6,275,565
Changes From Operations:
• Net investment income (loss)	(37,034)	(27,177)	8,084	6,882	2,267	34,921	(33,335)
• Net realized gain (loss) on investments	441,309	159,421	52,195	969,665	16,463	740,743	626,637
• Net change in unrealized appreciation or depreciation on investments	(474,028)	(203,720)	(110,040)	(2,030,723)	(41,179)	(1,731,316)	(1,181,094)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(69,753)	(71,476)	(49,761)	(1,054,176)	(22,449)	(955,652)	(587,792)
Changes From Unit Transactions:
• Net unit transactions	(508,517)	(94,348)	(34,508)	(1,134,579)	46,390	1,788,363	(686,012)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(508,517)	(94,348)	(34,508)	(1,134,579)	46,390	1,788,363	(686,012)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(578,270)	(165,824)	(84,269)	(2,188,755)	23,941	832,711	(1,273,804)
NET ASSETS AT DECEMBER 31, 2018	$2,134,044	$1,328,366	$657,219	$11,799,469	$145,372	$6,209,675	$5,001,761

See accompanying notes.

	Invesco V.I. Core Equity Fund - Series II Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series I Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series I Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,584,442	$31,899	$16,087,887	$28,707	$15,623,413	$18,139
Changes From Operations:
• Net investment income (loss)	(12,622)	531	69,370	140	(259,558)	626
• Net realized gain (loss) on investments	158,244	1,483	968,413	3,625	1,482,982	1,632
• Net change in unrealized appreciation or depreciation on investments	14,987	2,559	216,411	3,568	5,786,702	1,328
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	160,609	4,573	1,254,194	7,333	7,010,126	3,586
Changes From Unit Transactions:
• Net unit transactions	(291,893)	70,055	2,307,859	33,152	52,933,718	24,813
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(291,893)	70,055	2,307,859	33,152	52,933,718	24,813
TOTAL INCREASE (DECREASE) IN NET ASSETS	(131,284)	74,628	3,562,053	40,485	59,943,844	28,399
NET ASSETS AT DECEMBER 31, 2017	1,453,158	106,527	19,649,940	69,192	75,567,257	46,538
Changes From Operations:
• Net investment income (loss)	(21,992)	9,938	187,023	8,880	(393,676)	834
• Net realized gain (loss) on investments	125,723	14,114	820,785	(11,002)	2,715,728	2,037
• Net change in unrealized appreciation or depreciation on investments	(249,353)	(54,219)	(2,684,436)	(104,756)	(14,324,491)	(7,239)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(145,622)	(30,167)	(1,676,628)	(106,878)	(12,002,439)	(4,368)
Changes From Unit Transactions:
• Net unit transactions	(137,345)	318,524	(846,052)	787,603	47,299,341	(2,173)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(137,345)	318,524	(846,052)	787,603	47,299,341	(2,173)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(282,967)	288,357	(2,522,680)	680,725	35,296,902	(6,541)
NET ASSETS AT DECEMBER 31, 2018	$1,170,191	$394,884	$17,127,260	$749,917	$110,864,159	$39,997

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Ivy VIP Asset Strategy Portfolio - Class I Subaccount	Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Ivy VIP Energy Portfolio - Class I Subaccount	Ivy VIP Energy Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$7,539,819	$1,937,875	$31,241,116	$—	$8,628,074	$—	$7,342,074
Changes From Operations:
• Net investment income (loss)	51,284	1,901	(56,372)	—	29,725	—	(23,172)
• Net realized gain (loss) on investments	282,177	684,171	646,985	—	(206,433)	—	(72,822)
• Net change in unrealized appreciation or depreciation on investments	733,411	(296,047)	6,596,743	—	1,548,624	—	(772,171)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,066,872	390,025	7,187,356	—	1,371,916	—	(868,165)
Changes From Unit Transactions:
• Net unit transactions	7,122,606	(53,198)	10,481,954	—	(927,391)	—	118,097
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,122,606	(53,198)	10,481,954	—	(927,391)	—	118,097
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,189,478	336,827	17,669,310	—	444,525	—	(750,068)
NET ASSETS AT DECEMBER 31, 2017	15,729,297	2,274,702	48,910,426	—	9,072,599	—	6,592,006
Changes From Operations:
• Net investment income (loss)	124,981	17,194	222,023	153	52,998	(3)	(91,155)
• Net realized gain (loss) on investments	692,306	11,506	743,813	340	359,051	(5)	(242,186)
• Net change in unrealized appreciation or depreciation on investments	(2,501,639)	(396,691)	(10,650,288)	(1,312)	(958,915)	(1,487)	(2,673,878)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,684,352)	(367,991)	(9,684,452)	(819)	(546,866)	(1,495)	(3,007,219)
Changes From Unit Transactions:
• Net unit transactions	(641,765)	(69,660)	13,468,858	8,524	(646,721)	32,265	1,591,402
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(641,765)	(69,660)	13,468,858	8,524	(646,721)	32,265	1,591,402
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,326,117)	(437,651)	3,784,406	7,705	(1,193,587)	30,770	(1,415,817)
NET ASSETS AT DECEMBER 31, 2018	$13,403,180	$1,837,051	$52,694,832	$7,705	$7,879,012	$30,770	$5,176,189

See accompanying notes.

	Ivy VIP High Income Portfolio - Class I Subaccount	Ivy VIP High Income Portfolio - Class II Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class I Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class II Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class I Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$12,676,987	$—	$3,081,159	$—	$4,559,877
Changes From Operations:
• Net investment income (loss)	(93)	632,149	(62)	(36,773)	(503)	(70,572)
• Net realized gain (loss) on investments	34	36,776	324	(18,595)	541	212,978
• Net change in unrealized appreciation or depreciation on investments	650	108,829	4,197	302,717	24,363	1,250,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	591	777,754	4,459	247,349	24,401	1,392,920
Changes From Unit Transactions:
• Net unit transactions	105,511	5,408,903	102,876	672,059	362,372	1,935,942
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	105,511	5,408,903	102,876	672,059	362,372	1,935,942
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,102	6,186,657	107,335	919,408	386,773	3,328,862
NET ASSETS AT DECEMBER 31, 2017	106,102	18,863,644	107,335	4,000,567	386,773	7,888,739
Changes From Operations:
• Net investment income (loss)	8,852	1,008,426	(382)	(49,155)	(5,732)	(110,882)
• Net realized gain (loss) on investments	(2,490)	(82,659)	20,825	854,666	25,231	855,826
• Net change in unrealized appreciation or depreciation on investments	(39,681)	(1,604,295)	(4,197)	(196,151)	(273,143)	(1,193,691)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,319)	(678,528)	16,246	609,360	(253,644)	(448,747)
Changes From Unit Transactions:
• Net unit transactions	722,619	1,090,779	(123,581)	(4,609,927)	1,960,005	2,457,199
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	722,619	1,090,779	(123,581)	(4,609,927)	1,960,005	2,457,199
TOTAL INCREASE (DECREASE) IN NET ASSETS	689,300	412,251	(107,335)	(4,000,567)	1,706,361	2,008,452
NET ASSETS AT DECEMBER 31, 2018	$795,402	$19,275,895	$—	$—	$2,093,134	$9,897,191

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Ivy VIP Science and Technology Portfolio - Class I Subaccount	Ivy VIP Science and Technology Portfolio - Class II Subaccount	Ivy VIP Small Cap Growth Portfolio - Class I Subaccount	Ivy VIP Small Cap Growth Portfolio - Class II Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$11,286,325	$—	$—	$13,427,070	$6,272,489	$685,329
Changes From Operations:
• Net investment income (loss)	(130)	(188,650)	—	—	(35,972)	(100,344)	(6,539)
• Net realized gain (loss) on investments	6,846	1,659,942	—	—	473,352	864,511	66,628
• Net change in unrealized appreciation or depreciation on investments	(3,469)	2,562,760	—	—	1,616,075	704,881	95,172
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,247	4,034,052	—	—	2,053,455	1,469,048	155,261
Changes From Unit Transactions:
• Net unit transactions	151,316	5,784,610	—	—	(1,296,381)	(872,537)	(159,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	151,316	5,784,610	—	—	(1,296,381)	(872,537)	(159,993)
TOTAL INCREASE (DECREASE) IN NET ASSETS	154,563	9,818,662	—	—	757,074	596,511	(4,732)
NET ASSETS AT DECEMBER 31, 2017	154,563	21,104,987	—	—	14,184,144	6,869,000	680,597
Changes From Operations:
• Net investment income (loss)	(1,077)	(274,255)	(97)	(10,894)	21,688	(108,700)	(4,306)
• Net realized gain (loss) on investments	44,993	3,953,054	(114)	(84,895)	922,569	995,799	33,946
• Net change in unrealized appreciation or depreciation on investments	(70,771)	(5,509,185)	(22,550)	(705,195)	(1,082,657)	(967,619)	(85,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,855)	(1,830,386)	(22,761)	(800,984)	(138,400)	(80,520)	(56,001)
Changes From Unit Transactions:
• Net unit transactions	159,736	3,642,078	183,611	5,960,409	(1,225,680)	(716,764)	1,825
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	159,736	3,642,078	183,611	5,960,409	(1,225,680)	(716,764)	1,825
TOTAL INCREASE (DECREASE) IN NET ASSETS	132,881	1,811,692	160,850	5,159,425	(1,364,080)	(797,284)	(54,176)
NET ASSETS AT DECEMBER 31, 2018	$287,444	$22,916,679	$160,850	$5,159,425	$12,820,064	$6,071,716	$626,421
See accompanying notes.

	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$—	$3,671,654	$—	$1,187,403	$152,944
Changes From Operations:
• Net investment income (loss)	10,438	45,131	(681)	1,904	49,225	(181)
• Net realized gain (loss) on investments	232	3,170	270,494	473	29,022	1,769
• Net change in unrealized appreciation or depreciation on investments	524	91,914	321,337	993	80,968	4,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,194	140,215	591,150	3,370	159,215	6,240
Changes From Unit Transactions:
• Net unit transactions	818,666	47,104,141	1,669,067	52,586	762,001	(159,184)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	818,666	47,104,141	1,669,067	52,586	762,001	(159,184)
TOTAL INCREASE (DECREASE) IN NET ASSETS	829,860	47,244,356	2,260,217	55,956	921,216	(152,944)
NET ASSETS AT DECEMBER 31, 2017	829,860	47,244,356	5,931,871	55,956	2,108,619	—
Changes From Operations:
• Net investment income (loss)	27,016	405,217	(101,461)	(191)	(30,682)	—
• Net realized gain (loss) on investments	(1,598)	(167,401)	115,513	111	8,391	—
• Net change in unrealized appreciation or depreciation on investments	(7,701)	(891,325)	(505,668)	(2,632)	(146,961)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,717	(653,509)	(491,616)	(2,712)	(169,252)	—
Changes From Unit Transactions:
• Net unit transactions	1,058,001	31,997,166	251,736	(1,735)	1,162,486	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,058,001	31,997,166	251,736	(1,735)	1,162,486	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,075,718	31,343,657	(239,880)	(4,447)	993,234	—
NET ASSETS AT DECEMBER 31, 2018	$1,905,578	$78,588,013	$5,691,991	$51,509	$3,101,853	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount
NET ASSETS AT JANUARY 1, 2017	$9,397,107	$—	$—	$14,064,799	$4,270,483	$14,504,456	$17,339,498
Changes From Operations:
• Net investment income (loss)	(43,956)	4,017	6,360	710,653	(64,104)	11,972	577,107
• Net realized gain (loss) on investments	(101,881)	1,380	559	329,939	66,758	1,307,271	(40,958)
• Net change in unrealized appreciation or depreciation on investments	586,455	18,322	49,178	325,323	1,402,907	288,011	(350,451)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	440,618	23,719	56,097	1,365,915	1,405,561	1,607,254	185,698
Changes From Unit Transactions:
• Net unit transactions	(9,837,725)	502,145	741,057	7,121,875	1,413,056	(1,138,339)	6,192,430
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,837,725)	502,145	741,057	7,121,875	1,413,056	(1,138,339)	6,192,430
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,397,107)	525,864	797,154	8,487,790	2,818,617	468,915	6,378,128
NET ASSETS AT DECEMBER 31, 2017	—	525,864	797,154	22,552,589	7,089,100	14,973,371	23,717,626
Changes From Operations:
• Net investment income (loss)	—	6,806	11,543	926,773	(128,283)	69,823	731,763
• Net realized gain (loss) on investments	—	13,705	12,393	573,996	2,397,679	2,226,861	(195,775)
• Net change in unrealized appreciation or depreciation on investments	—	(59,111)	(77,987)	(2,879,325)	(2,573,063)	(3,515,022)	(489,482)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(38,600)	(54,051)	(1,378,556)	(303,667)	(1,218,338)	46,506
Changes From Unit Transactions:
• Net unit transactions	—	3,140	209,672	5,379,565	5,235,904	(1,290,734)	9,882,582
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	3,140	209,672	5,379,565	5,235,904	(1,290,734)	9,882,582
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(35,460)	155,621	4,001,009	4,932,237	(2,509,072)	9,929,088
NET ASSETS AT DECEMBER 31, 2018	$—	$490,404	$952,775	$26,553,598	$12,021,337	$12,464,299	$33,646,714

See accompanying notes.

	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$24,891,285	$5,508,061	$240,375,458	$21,928,177	$654,522	$63,222,610
Changes From Operations:
• Net investment income (loss)	422,857	78,542	(2,099,142)	87,210	9,124	(46,241)
• Net realized gain (loss) on investments	1,029,190	175,481	7,952,336	123,907	769	266,648
• Net change in unrealized appreciation or depreciation on investments	2,509,198	486,045	27,272,493	2,081,876	62,490	9,069,008
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,961,245	740,068	33,125,687	2,292,993	72,383	9,289,415
Changes From Unit Transactions:
• Net unit transactions	17,765,606	662,554	64,811,121	1,255,342	(8,118)	(150,113)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,765,606	662,554	64,811,121	1,255,342	(8,118)	(150,113)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,726,851	1,402,622	97,936,808	3,548,335	64,265	9,139,302
NET ASSETS AT DECEMBER 31, 2017	46,618,136	6,910,683	338,312,266	25,476,512	718,787	72,361,912
Changes From Operations:
• Net investment income (loss)	275,047	90,118	(2,509,329)	64,005	3,950	(182,505)
• Net realized gain (loss) on investments	1,868,327	361,895	18,832,415	666,167	33,580	1,783,867
• Net change in unrealized appreciation or depreciation on investments	(4,650,772)	(763,622)	(63,493,352)	(2,170,175)	(53,801)	(6,024,543)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,507,398)	(311,609)	(47,170,266)	(1,440,003)	(16,271)	(4,423,181)
Changes From Unit Transactions:
• Net unit transactions	1,023,196	74,781	52,851,551	4,166,927	(288,214)	4,553,029
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,023,196	74,781	52,851,551	4,166,927	(288,214)	4,553,029
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,484,202)	(236,828)	5,681,285	2,726,924	(304,485)	129,848
NET ASSETS AT DECEMBER 31, 2018	$45,133,934	$6,673,855	$343,993,551	$28,203,436	$414,302	$72,491,760

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Allocation Fund - Standard Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth- Income Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$665,837	$117,321,554	$63,532,834	$20,197,313	$2,122,250	$348,379,865	$303,742,739
Changes From Operations:
• Net investment income (loss)	3,711	(2,013,129)	(1,121,559)	176,278	16,835	(5,493,001)	(1,304,191)
• Net realized gain (loss) on investments	(1,031)	11,638,244	11,890,337	1,063,851	45,952	36,199,426	34,927,736
• Net change in unrealized appreciation or depreciation on investments	64,009	27,320,396	3,763,041	2,792,373	141,906	67,922,510	34,812,361
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,689	36,945,511	14,531,819	4,032,502	204,693	98,628,935	68,435,906
Changes From Unit Transactions:
• Net unit transactions	(322,529)	35,212,330	(2,835,877)	9,125,413	(990,134)	96,224,294	90,970,064
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(322,529)	35,212,330	(2,835,877)	9,125,413	(990,134)	96,224,294	90,970,064
TOTAL INCREASE (DECREASE) IN NET ASSETS	(255,840)	72,157,841	11,695,942	13,157,915	(785,441)	194,853,229	159,405,970
NET ASSETS AT DECEMBER 31, 2017	409,997	189,479,395	75,228,776	33,355,228	1,336,809	543,233,094	463,148,709
Changes From Operations:
• Net investment income (loss)	3,360	(1,881,205)	(698,510)	248,176	25,448	(7,647,034)	(94,145)
• Net realized gain (loss) on investments	8,127	8,021,867	1,517,046	1,638,182	67,718	54,574,800	31,553,578
• Net change in unrealized appreciation or depreciation on investments	(30,059)	(33,325,459)	(9,752,205)	(4,444,298)	(190,638)	(69,760,476)	(58,716,245)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,572)	(27,184,797)	(8,933,669)	(2,557,940)	(97,472)	(22,832,710)	(27,256,812)
Changes From Unit Transactions:
• Net unit transactions	(8,209)	53,414,819	(1,387,874)	6,542,213	333,646	121,274,046	128,281,407
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,209)	53,414,819	(1,387,874)	6,542,213	333,646	121,274,046	128,281,407
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,781)	26,230,022	(10,321,543)	3,984,273	236,174	98,441,336	101,024,595
NET ASSETS AT DECEMBER 31, 2018	$383,216	$215,709,417	$64,907,233	$37,339,501	$1,572,983	$641,674,430	$564,173,304

See accompanying notes.

	LVIP American Income Allocation Fund - Standard Class Subaccount	LVIP American International Fund - Service Class II Subaccount	LVIP American Preservation Fund - Service Class Subaccount	LVIP American Preservation Fund - Standard Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$57,078	$135,114,710	$7,237,995	$118,019	$151,579,853	$641,310
Changes From Operations:
• Net investment income (loss)	709	(1,069,055)	(153)	115	(2,845,977)	(3,327)
• Net realized gain (loss) on investments	1,328	13,778,723	(5,139)	(55)	12,784,099	34,366
• Net change in unrealized appreciation or depreciation on investments	3,844	27,741,380	13,589	161	27,540,152	146,674
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,881	40,451,048	8,297	221	37,478,274	177,713
Changes From Unit Transactions:
• Net unit transactions	19,377	17,253,057	11,019	9,545	(1,703,022)	15,176
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	19,377	17,253,057	11,019	9,545	(1,703,022)	15,176
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,258	57,704,105	19,316	9,766	35,775,252	192,889
NET ASSETS AT DECEMBER 31, 2017	82,336	192,818,815	7,257,311	127,785	187,355,105	834,199
Changes From Operations:
• Net investment income (loss)	397	2,486,653	30,095	1,389	(3,327,764)	(3,923)
• Net realized gain (loss) on investments	1,441	3,740,101	(24,057)	(409)	16,921,668	129,569
• Net change in unrealized appreciation or depreciation on investments	(5,293)	(40,425,606)	(50,521)	(871)	(26,406,497)	(158,258)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,455)	(34,198,852)	(44,483)	109	(12,812,593)	(32,612)
Changes From Unit Transactions:
• Net unit transactions	(3,005)	43,922,121	591,679	59,066	15,869,905	(51,635)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,005)	43,922,121	591,679	59,066	15,869,905	(51,635)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,460)	9,723,269	547,196	59,175	3,057,312	(84,247)
NET ASSETS AT DECEMBER 31, 2018	$75,876	$202,542,084	$7,804,507	$186,960	$190,412,417	$749,952

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$741,763,728	$374,870	$910,479,083	$159,954	$67,444,230	$748,802,675	$846,379
Changes From Operations:
• Net investment income (loss)	172,244	6,757	(9,033,996)	141	(19,866)	35,990	16,112
• Net realized gain (loss) on investments	10,599,885	2,443	(2,186,251)	(138)	681,583	(4,154,602)	(1,247)
• Net change in unrealized appreciation or depreciation on investments	100,117,635	59,427	106,332,311	19,218	13,879,871	6,198,065	6,820
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,889,764	68,627	95,112,064	19,221	14,541,588	2,079,453	21,685
Changes From Unit Transactions:
• Net unit transactions	39,346,211	103,793	(58,670,942)	(2,552)	114,914,842	38,574,737	1,101,878
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	39,346,211	103,793	(58,670,942)	(2,552)	114,914,842	38,574,737	1,101,878
TOTAL INCREASE (DECREASE) IN NET ASSETS	150,235,975	172,420	36,441,122	16,669	129,456,430	40,654,190	1,123,563
NET ASSETS AT DECEMBER 31, 2017	891,999,703	547,290	946,920,205	176,623	196,900,660	789,456,865	1,969,942
Changes From Operations:
• Net investment income (loss)	4,033,006	3,905	(15,482,761)	(1,628)	689,499	22,850,809	172,459
• Net realized gain (loss) on investments	15,228,747	48,155	2,598,194	401	1,457,523	(7,265,050)	(3,734)
• Net change in unrealized appreciation or depreciation on investments	(106,326,235)	(83,679)	(70,903,659)	(12,260)	(17,577,669)	(28,261,135)	(175,847)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(87,064,482)	(31,619)	(83,788,226)	(13,487)	(15,430,647)	(12,675,376)	(7,122)
Changes From Unit Transactions:
• Net unit transactions	30,568,806	(258,400)	(42,336,987)	(9,860)	122,220,553	(39,462,038)	1,891,732
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,568,806	(258,400)	(42,336,987)	(9,860)	122,220,553	(39,462,038)	1,891,732
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,495,676)	(290,019)	(126,125,213)	(23,347)	106,789,906	(52,137,414)	1,884,610
NET ASSETS AT DECEMBER 31, 2018	$835,504,027	$257,271	$820,794,992	$153,276	$303,690,566	$737,319,451	$3,854,552

See accompanying notes.

	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Standard Class Subaccount	LVIP BlackRock Scientific Allocation Fund - Service Class Subaccount	LVIP BlackRock Scientific Allocation Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$6,299,800	$257,188	$—	$—	$118,376,390	$214,840,338
Changes From Operations:
• Net investment income (loss)	153,881	6,223	24,205	—	(824,358)	(1,193,333)
• Net realized gain (loss) on investments	18,169	(392)	51,554	—	1,500,045	3,238,659
• Net change in unrealized appreciation or depreciation on investments	123,821	6,499	(31,782)	—	19,092,830	39,450,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,871	12,330	43,977	—	19,768,517	41,495,954
Changes From Unit Transactions:
• Net unit transactions	1,377,387	(53,577)	1,659,674	—	98,905,583	7,973,027
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,377,387	(53,577)	1,659,674	—	98,905,583	7,973,027
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,673,258	(41,247)	1,703,651	—	118,674,100	49,468,981
NET ASSETS AT DECEMBER 31, 2017	7,973,058	215,941	1,703,651	—	237,050,490	264,309,319
Changes From Operations:
• Net investment income (loss)	175,602	2,372	44,682	306	(843,474)	(1,800,777)
• Net realized gain (loss) on investments	(293,404)	(4,039)	710,528	3,468	1,999,244	14,742,659
• Net change in unrealized appreciation or depreciation on investments	(20,705)	1,799	(1,089,495)	(5,310)	(15,908,019)	(27,125,553)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(138,507)	132	(334,285)	(1,536)	(14,752,249)	(14,183,671)
Changes From Unit Transactions:
• Net unit transactions	(7,834,551)	(216,073)	3,531,359	20,509	78,302,234	28,817,807
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,834,551)	(216,073)	3,531,359	20,509	78,302,234	28,817,807
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,973,058)	(215,941)	3,197,074	18,973	63,549,985	14,634,136
NET ASSETS AT DECEMBER 31, 2018	$—	$—	$4,900,725	$18,973	$300,600,475	$278,943,455

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Blended Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Clarion Global Real Estate Fund - Service Class Subaccount	LVIP Clarion Global Real Estate Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$70,270	$443,437,385	$2,271,920	$441,131,535	$79,489	$98,412,635	$323,593
Changes From Operations:
• Net investment income (loss)	303	(5,976,417)	(30,356)	(7,719,353)	(661)	2,513,051	23,009
• Net realized gain (loss) on investments	934	24,146,098	224,375	4,367,149	1,953	1,672,028	5
• Net change in unrealized appreciation or depreciation on investments	12,347	88,753,117	300,029	101,829,186	15,701	4,379,157	28,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,584	106,922,798	494,048	98,476,982	16,993	8,564,236	51,158
Changes From Unit Transactions:
• Net unit transactions	(6,519)	31,953,888	(343,998)	(30,126,676)	(12,490)	(3,454,040)	244,944
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,519)	31,953,888	(343,998)	(30,126,676)	(12,490)	(3,454,040)	244,944
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,065	138,876,686	150,050	68,350,306	4,503	5,110,196	296,102
NET ASSETS AT DECEMBER 31, 2017	77,335	582,314,071	2,421,970	509,481,841	83,992	103,522,831	619,695
Changes From Operations:
• Net investment income (loss)	133	(6,643,819)	(30,362)	(8,832,947)	(750)	1,856,312	39,613
• Net realized gain (loss) on investments	5,265	78,429,401	434,169	11,844,585	479	1,040,489	(3,875)
• Net change in unrealized appreciation or depreciation on investments	(7,150)	(117,091,468)	(538,145)	(13,531,687)	(65)	(12,875,864)	(118,432)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,752)	(45,305,886)	(134,338)	(10,520,049)	(336)	(9,979,063)	(82,694)
Changes From Unit Transactions:
• Net unit transactions	(12,035)	143,476,975	(189,457)	58,409,343	(1,044)	(6,706,782)	600,598
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(12,035)	143,476,975	(189,457)	58,409,343	(1,044)	(6,706,782)	600,598
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,787)	98,171,089	(323,795)	47,889,294	(1,380)	(16,685,845)	517,904
NET ASSETS AT DECEMBER 31, 2018	$63,548	$680,485,160	$2,098,175	$557,371,135	$82,612	$86,836,986	$1,137,599

See accompanying notes.

	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$82,886,555	$3,059,974,255	$84,517,844	$701,113,998	$1,346,836	$57,545,387
Changes From Operations:
• Net investment income (loss)	(884,379)	38,543,399	841,960	(6,219,280)	3,957	(388,683)
• Net realized gain (loss) on investments	3,943,457	(862,686)	1,101,256	97,983	3,861	6,776,604
• Net change in unrealized appreciation or depreciation on investments	11,799,975	42,543,795	148,799	10,317,261	19,779	3,255,559
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,859,053	80,224,508	2,092,015	4,195,964	27,597	9,643,480
Changes From Unit Transactions:
• Net unit transactions	24,095,838	264,091,803	(10,070,001)	63,466,394	588,706	(7,191,537)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,095,838	264,091,803	(10,070,001)	63,466,394	588,706	(7,191,537)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,954,891	344,316,311	(7,977,986)	67,662,358	616,303	2,451,943
NET ASSETS AT DECEMBER 31, 2017	121,841,446	3,404,290,566	76,539,858	768,776,356	1,963,139	59,997,330
Changes From Operations:
• Net investment income (loss)	(1,052,474)	51,023,283	972,468	13,940,899	84,563	(353,309)
• Net realized gain (loss) on investments	4,485,551	(11,600,616)	(182,074)	439,751	(1,646)	6,397,868
• Net change in unrealized appreciation or depreciation on investments	(15,190,458)	(129,746,875)	(2,688,308)	(27,878,139)	(106,605)	(9,537,238)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,757,381)	(90,324,208)	(1,897,914)	(13,497,489)	(23,688)	(3,492,679)
Changes From Unit Transactions:
• Net unit transactions	35,973,720	116,422,566	(8,110,002)	52,145,778	800,472	(3,514,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,973,720	116,422,566	(8,110,002)	52,145,778	800,472	(3,514,021)
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,216,339	26,098,358	(10,007,916)	38,648,289	776,784	(7,006,700)
NET ASSETS AT DECEMBER 31, 2018	$146,057,785	$3,430,388,924	$66,531,942	$807,424,645	$2,739,923	$52,990,630

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$7,450,235	$59,555,277	$13,171,941	$4,422,339	$10,303,692	$1,499,132	$255,372,817
Changes From Operations:
• Net investment income (loss)	(28,234)	(364,135)	34,436	24,639	214,354	46,763	1,703,864
• Net realized gain (loss) on investments	963,201	6,735,366	865,213	289,435	484,346	41,031	1,022,977
• Net change in unrealized appreciation or depreciation on investments	329,016	3,589,336	345,537	134,730	4,422,462	514,639	60,947,545
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,263,983	9,960,567	1,245,186	448,804	5,121,162	602,433	63,674,386
Changes From Unit Transactions:
• Net unit transactions	(1,151,845)	8,973,177	(1,160,893)	(257,511)	26,205,547	1,471,092	41,106,448
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,151,845)	8,973,177	(1,160,893)	(257,511)	26,205,547	1,471,092	41,106,448
TOTAL INCREASE (DECREASE) IN NET ASSETS	112,138	18,933,744	84,293	191,293	31,326,709	2,073,525	104,780,834
NET ASSETS AT DECEMBER 31, 2017	7,562,373	78,489,021	13,256,234	4,613,632	41,630,401	3,572,657	360,153,651
Changes From Operations:
• Net investment income (loss)	(25,920)	(394,462)	157,873	55,031	191,649	133,836	1,332,939
• Net realized gain (loss) on investments	889,127	8,426,609	2,277,339	805,990	315,102	(41,214)	2,008,727
• Net change in unrealized appreciation or depreciation on investments	(1,227,636)	(22,890,001)	(3,443,603)	(1,163,016)	(13,151,692)	(1,650,445)	(87,660,340)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(364,429)	(14,857,854)	(1,008,391)	(301,995)	(12,644,941)	(1,557,823)	(84,318,674)
Changes From Unit Transactions:
• Net unit transactions	(1,159,610)	14,717,988	1,029,984	(300,697)	30,130,927	6,357,891	152,364,877
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,159,610)	14,717,988	1,029,984	(300,697)	30,130,927	6,357,891	152,364,877
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,524,039)	(139,866)	21,593	(602,692)	17,485,986	4,800,068	68,046,203
NET ASSETS AT DECEMBER 31, 2018	$6,038,334	$78,349,155	$13,277,827	$4,010,940	$59,116,387	$8,372,725	$428,199,854

See accompanying notes.

	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,340,711	$52,633,212	$1,576,732	$15,056,208	$1,267,876	$497,404,950
Changes From Operations:
• Net investment income (loss)	21,338	(225,591)	41,690	(102,819)	20,600	(3,964,451)
• Net realized gain (loss) on investments	10,834	380,370	64,350	905,930	43,142	4,837,317
• Net change in unrealized appreciation or depreciation on investments	277,598	12,158,023	542,056	3,472,176	339,358	93,723,754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	309,770	12,312,802	648,096	4,275,287	403,100	94,596,620
Changes From Unit Transactions:
• Net unit transactions	(192,536)	24,576,299	1,950,808	17,381,848	1,585,503	81,760,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(192,536)	24,576,299	1,950,808	17,381,848	1,585,503	81,760,002
TOTAL INCREASE (DECREASE) IN NET ASSETS	117,234	36,889,101	2,598,904	21,657,135	1,988,603	176,356,622
NET ASSETS AT DECEMBER 31, 2017	1,457,945	89,522,313	4,175,636	36,713,343	3,256,479	673,761,572
Changes From Operations:
• Net investment income (loss)	19,588	(266,507)	75,264	(250,673)	57,399	(5,403,946)
• Net realized gain (loss) on investments	15,647	3,499,082	150,259	937,186	45,982	9,408,650
• Net change in unrealized appreciation or depreciation on investments	(289,925)	(14,556,588)	(833,723)	(7,400,267)	(1,063,365)	(77,009,760)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(254,690)	(11,324,013)	(608,200)	(6,713,754)	(959,984)	(73,005,056)
Changes From Unit Transactions:
• Net unit transactions	198,042	30,340,204	2,793,303	21,330,641	5,128,956	109,918,179
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	198,042	30,340,204	2,793,303	21,330,641	5,128,956	109,918,179
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,648)	19,016,191	2,185,103	14,616,887	4,168,972	36,913,123
NET ASSETS AT DECEMBER 31, 2018	$1,401,297	$108,538,504	$6,360,739	$51,330,230	$7,425,451	$710,674,695

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,454,035	$473,481,546	$5,443,570	$416,362,394	$205,847	$725,286,082	$—
Changes From Operations:
• Net investment income (loss)	9,298	665,889	110,653	2,057,292	2,112	(3,824,960)	—
• Net realized gain (loss) on investments	87,620	332,563	11,641	9,359,101	9,221	4,947,793	—
• Net change in unrealized appreciation or depreciation on investments	357,544	3,967,678	26,454	54,145,743	12,791	134,434,550	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	454,462	4,966,130	148,748	65,562,136	24,124	135,557,383	—
Changes From Unit Transactions:
• Net unit transactions	(1,561,701)	92,465,567	2,851,435	(45,024,470)	(96,793)	(18,140,082)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,561,701)	92,465,567	2,851,435	(45,024,470)	(96,793)	(18,140,082)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,107,239)	97,431,697	3,000,183	20,537,666	(72,669)	117,417,301	—
NET ASSETS AT DECEMBER 31, 2017	2,346,796	570,913,243	8,443,753	436,900,060	133,178	842,703,383	—
Changes From Operations:
• Net investment income (loss)	10,290	2,423,220	280,352	(3,056,508)	490	(3,431,837)	492
• Net realized gain (loss) on investments	123,248	(958,286)	(15,616)	24,161,608	9,352	8,321,589	7
• Net change in unrealized appreciation or depreciation on investments	(341,992)	(12,803,106)	(246,068)	(50,967,929)	(15,934)	(102,015,646)	(3,490)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(208,454)	(11,338,172)	18,668	(29,862,829)	(6,092)	(97,125,894)	(2,991)
Changes From Unit Transactions:
• Net unit transactions	134,245	61,489,698	7,745,366	(34,297,771)	(22,635)	71,442,601	41,584
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	134,245	61,489,698	7,745,366	(34,297,771)	(22,635)	71,442,601	41,584
TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,209)	50,151,526	7,764,034	(64,160,600)	(28,727)	(25,683,293)	38,593
NET ASSETS AT DECEMBER 31, 2018	$2,272,587	$621,064,769	$16,207,787	$372,739,460	$104,451	$817,020,090	$38,593
See accompanying notes.

	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$2,126,674	$—	$258,576,706	$10,336	$—	$1,255,511,370
Changes From Operations:
• Net investment income (loss)	84,868	286	4,547,556	315	—	3,416,488
• Net realized gain (loss) on investments	10,332	—	1,097,717	1	—	20,830,534
• Net change in unrealized appreciation or depreciation on investments	290,597	(286)	19,381,315	774	—	73,431,387
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	385,797	—	25,026,588	1,090	—	97,678,409
Changes From Unit Transactions:
• Net unit transactions	4,911,199	13,429	26,753,730	156	—	(165,594,322)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,911,199	13,429	26,753,730	156	—	(165,594,322)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,296,996	13,429	51,780,318	1,246	—	(67,915,913)
NET ASSETS AT DECEMBER 31, 2017	7,423,670	13,429	310,357,024	11,582	—	1,187,595,457
Changes From Operations:
• Net investment income (loss)	13,848	447	3,551,400	291	52,097	5,979,193
• Net realized gain (loss) on investments	31,687	1	2,517,322	57	(95)	27,755,407
• Net change in unrealized appreciation or depreciation on investments	(726,985)	(1,816)	(30,561,095)	(1,137)	(117,995)	(102,108,820)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(681,450)	(1,368)	(24,492,373)	(789)	(65,993)	(68,374,220)
Changes From Unit Transactions:
• Net unit transactions	5,282,414	19,825	(12,600,328)	(57)	3,169,073	(119,381,205)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,282,414	19,825	(12,600,328)	(57)	3,169,073	(119,381,205)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,600,964	18,457	(37,092,701)	(846)	3,103,080	(187,755,425)
NET ASSETS AT DECEMBER 31, 2018	$12,024,634	$31,886	$273,264,323	$10,736	$3,103,080	$999,840,032

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$175,465	$8,206,660,387	$4,010,369	$594,206,023	$622,192	$6,512,157,024	$854,670
Changes From Operations:
• Net investment income (loss)	3,051	47,734,411	126,737	(10,240,179)	(2,781)	32,372,420	15,995
• Net realized gain (loss) on investments	1,450	81,643,441	12,841	2,175,200	4,282	72,615,815	1,467
• Net change in unrealized appreciation or depreciation on investments	12,641	941,703,538	474,412	26,993,047	29,409	661,581,775	104,757
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,142	1,071,081,390	613,990	18,928,068	30,910	766,570,010	122,219
Changes From Unit Transactions:
• Net unit transactions	(2,593)	(602,089,644)	2,454,103	38,591,206	75,586	(538,131,148)	266,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,593)	(602,089,644)	2,454,103	38,591,206	75,586	(538,131,148)	266,464
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,549	468,991,746	3,068,093	57,519,274	106,496	228,438,862	388,683
NET ASSETS AT DECEMBER 31, 2017	190,014	8,675,652,133	7,078,462	651,725,297	728,688	6,740,595,886	1,243,353
Changes From Operations:
• Net investment income (loss)	4,278	55,216,987	122,183	12,748,092	20,867	42,428,888	29,736
• Net realized gain (loss) on investments	3,378	104,347,840	73,987	(520,976)	18,048	106,211,741	15,060
• Net change in unrealized appreciation or depreciation on investments	(19,405)	(817,867,972)	(777,710)	(12,848,376)	(30,829)	(604,397,133)	(166,128)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,749)	(658,303,145)	(581,540)	(621,260)	8,086	(455,756,504)	(121,332)
Changes From Unit Transactions:
• Net unit transactions	32,752	(436,903,709)	749,139	(59,450,281)	(136,047)	(355,268,194)	630,014
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	32,752	(436,903,709)	749,139	(59,450,281)	(136,047)	(355,268,194)	630,014
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,003	(1,095,206,854)	167,599	(60,071,541)	(127,961)	(811,024,698)	508,682
NET ASSETS AT DECEMBER 31, 2018	$211,017	$7,580,445,279	$7,246,061	$591,653,756	$600,727	$5,929,571,188	$1,752,035

See accompanying notes.

	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,924,522	$29,222	$221,280,316	$26,325,639	$252,720,561	$125,918,995
Changes From Operations:
• Net investment income (loss)	141,009	1,050	(3,062,281)	(301,103)	(1,601,550)	(181,744)
• Net realized gain (loss) on investments	36,970	(185)	7,246	884	6,955,408	886,284
• Net change in unrealized appreciation or depreciation on investments	212,570	1,728	—	—	19,350,771	18,714,807
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	390,549	2,593	(3,055,035)	(300,219)	24,704,629	19,419,347
Changes From Unit Transactions:
• Net unit transactions	5,317,825	14,084	(5,547,159)	(3,209,427)	32,302,482	(6,143,657)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,317,825	14,084	(5,547,159)	(3,209,427)	32,302,482	(6,143,657)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,708,374	16,677	(8,602,194)	(3,509,646)	57,007,111	13,275,690
NET ASSETS AT DECEMBER 31, 2017	9,632,896	45,899	212,678,122	22,815,993	309,727,672	139,194,685
Changes From Operations:
• Net investment income (loss)	138,554	13,667	(819,428)	(10,268)	(370,285)	(302,937)
• Net realized gain (loss) on investments	11,049	(184)	44	2	12,525,119	2,140,716
• Net change in unrealized appreciation or depreciation on investments	(857,230)	(33,583)	—	—	(45,070,567)	(16,672,886)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(707,627)	(20,100)	(819,384)	(10,266)	(32,915,733)	(14,835,107)
Changes From Unit Transactions:
• Net unit transactions	2,535,030	494,901	49,700,932	3,734,433	5,052,022	(1,688,363)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,535,030	494,901	49,700,932	3,734,433	5,052,022	(1,688,363)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,827,403	474,801	48,881,548	3,724,167	(27,863,711)	(16,523,470)
NET ASSETS AT DECEMBER 31, 2018	$11,460,299	$520,700	$261,559,670	$26,540,160	$281,863,961	$122,671,215

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$73,649	$171,948,352	$135,347	$—	$—	$528,788,436	$261,009
Changes From Operations:
• Net investment income (loss)	484	7,714,343	17,001	28,451	17,945	(4,678,737)	20
• Net realized gain (loss) on investments	407	579,309	2,527	34,085	13,568	6,783,383	15,195
• Net change in unrealized appreciation or depreciation on investments	11,283	96,597	(5,524)	(36,995)	(17,621)	66,856,636	23,481
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,174	8,390,249	14,004	25,541	13,892	68,961,282	38,696
Changes From Unit Transactions:
• Net unit transactions	(5,431)	1,152,407	157,190	1,490,781	755,954	21,859,898	1,215
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,431)	1,152,407	157,190	1,490,781	755,954	21,859,898	1,215
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,743	9,542,656	171,194	1,516,322	769,846	90,821,180	39,911
NET ASSETS AT DECEMBER 31, 2017	80,392	181,491,008	306,541	1,516,322	769,846	619,609,616	300,920
Changes From Operations:
• Net investment income (loss)	536	7,480,644	56,119	81,696	20,394	(2,747,223)	888
• Net realized gain (loss) on investments	534	(1,386,474)	(1,134)	403,869	117,267	10,187,272	4,708
• Net change in unrealized appreciation or depreciation on investments	(8,682)	(14,444,813)	(89,687)	(717,527)	(180,819)	(88,696,875)	(39,383)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,612)	(8,350,643)	(34,702)	(231,962)	(43,158)	(81,256,826)	(33,787)
Changes From Unit Transactions:
• Net unit transactions	1,555	(1,038,536)	725,757	3,848,372	112,239	(4,347,260)	(29,896)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,555	(1,038,536)	725,757	3,848,372	112,239	(4,347,260)	(29,896)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,057)	(9,389,179)	691,055	3,616,410	69,081	(85,604,086)	(63,683)
NET ASSETS AT DECEMBER 31, 2018	$74,335	$172,101,829	$997,596	$5,132,732	$838,927	$534,005,530	$237,237

See accompanying notes.

	LVIP Loomis Sayles Global Growth Fund - Service Class Subaccount	LVIP Loomis Sayles Global Growth Fund - Standard Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$—	$198,252,903	$151,467,517	$30,783	$875,717,211
Changes From Operations:
• Net investment income (loss)	—	—	(1,065,504)	(728,779)	(24)	2,905,091
• Net realized gain (loss) on investments	—	—	1,824,715	6,790,429	7,895	55,353,186
• Net change in unrealized appreciation or depreciation on investments	—	—	53,464,182	38,473,279	668	78,314,054
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	54,223,393	44,534,929	8,539	136,572,331
Changes From Unit Transactions:
• Net unit transactions	—	—	37,969,524	(6,332,494)	(31,051)	(34,840,134)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	37,969,524	(6,332,494)	(31,051)	(34,840,134)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	92,192,917	38,202,435	(22,512)	101,732,197
NET ASSETS AT DECEMBER 31, 2017	—	—	290,445,820	189,669,952	8,271	977,449,408
Changes From Operations:
• Net investment income (loss)	(266)	7	1,380,131	(483,729)	5,706	2,371,061
• Net realized gain (loss) on investments	283	(2)	2,681,407	8,157,628	3,588	69,692,263
• Net change in unrealized appreciation or depreciation on investments	(6,062)	(1,435)	(45,287,713)	(27,520,525)	(61,864)	(178,397,740)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,045)	(1,430)	(41,226,175)	(19,846,626)	(52,570)	(106,334,416)
Changes From Unit Transactions:
• Net unit transactions	69,517	11,935	140,135,054	18,620,019	524,369	(30,631,791)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	69,517	11,935	140,135,054	18,620,019	524,369	(30,631,791)
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,472	10,505	98,908,879	(1,226,607)	471,799	(136,966,207)
NET ASSETS AT DECEMBER 31, 2018	$63,472	$10,505	$389,354,699	$188,443,345	$480,070	$840,483,201

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$48,535	$272,429,401	$11,558,237	$27,561,808	$183,420	$354,904,492	$4,329,929
Changes From Operations:
• Net investment income (loss)	21,130	4,539,864	185,867	(40,598)	1,637	(236,064)	75,896
• Net realized gain (loss) on investments	7,695	1,978,619	108,936	596,241	1,371	546,128	873
• Net change in unrealized appreciation or depreciation on investments	64,830	43,341,379	1,795,641	5,075,013	32,866	(1,211,811)	(27,048)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,655	49,859,862	2,090,444	5,630,656	35,874	(901,747)	49,721
Changes From Unit Transactions:
• Net unit transactions	1,386,284	(38,481,333)	(1,648,123)	9,211,007	(4)	48,453,585	1,901,021
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,386,284	(38,481,333)	(1,648,123)	9,211,007	(4)	48,453,585	1,901,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,479,939	11,378,529	442,321	14,841,663	35,870	47,551,838	1,950,742
NET ASSETS AT DECEMBER 31, 2017	1,528,474	283,807,930	12,000,558	42,403,471	219,290	402,456,330	6,280,671
Changes From Operations:
• Net investment income (loss)	26,280	4,054,293	143,505	(406,876)	(534)	3,216,406	83,525
• Net realized gain (loss) on investments	39,652	5,098,696	248,334	5,280,345	40,543	(322,849)	(8,040)
• Net change in unrealized appreciation or depreciation on investments	(281,143)	(44,923,545)	(1,811,653)	(10,877,678)	(39,740)	(5,779,244)	(39,286)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(215,211)	(35,770,556)	(1,419,814)	(6,004,209)	269	(2,885,687)	36,199
Changes From Unit Transactions:
• Net unit transactions	301,788	(7,193,518)	(1,348,047)	17,250,604	(187,667)	78,013,680	(1,016,062)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	301,788	(7,193,518)	(1,348,047)	17,250,604	(187,667)	78,013,680	(1,016,062)
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,577	(42,964,074)	(2,767,861)	11,246,395	(187,398)	75,127,993	(979,863)
NET ASSETS AT DECEMBER 31, 2018	$1,615,051	$240,843,856	$9,232,697	$53,649,866	$31,892	$477,584,323	$5,300,808

See accompanying notes.

	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$973,288,022	$1,137,611	$68,792,985	$—	$185,475,352	$588,244
Changes From Operations:
• Net investment income (loss)	5,132,499	49,977	240,532	—	2,850,820	19,521
• Net realized gain (loss) on investments	1,796,241	(864)	1,124,114	—	3,997,030	9,262
• Net change in unrealized appreciation or depreciation on investments	4,911,810	(14,737)	4,412,807	—	7,012,487	30,716
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,840,550	34,376	5,777,453	—	13,860,337	59,499
Changes From Unit Transactions:
• Net unit transactions	5,492,169	1,469,616	(2,519,607)	—	(11,003,082)	30,970
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,492,169	1,469,616	(2,519,607)	—	(11,003,082)	30,970
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,332,719	1,503,992	3,257,846	—	2,857,255	90,469
NET ASSETS AT DECEMBER 31, 2017	990,620,741	2,641,603	72,050,831	—	188,332,607	678,713
Changes From Operations:
• Net investment income (loss)	7,005,874	112,266	323,700	1,869	1,645,664	26,266
• Net realized gain (loss) on investments	(2,752,843)	(41,315)	1,379,771	368	3,245,947	9,998
• Net change in unrealized appreciation or depreciation on investments	(27,227,655)	(61,875)	(5,978,465)	(6,432)	(16,559,636)	(85,515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,974,624)	9,076	(4,274,994)	(4,195)	(11,668,025)	(49,251)
Changes From Unit Transactions:
• Net unit transactions	(76,489,810)	2,644,900	(2,331,730)	85,500	(22,515,370)	345,799
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(76,489,810)	2,644,900	(2,331,730)	85,500	(22,515,370)	345,799
TOTAL INCREASE (DECREASE) IN NET ASSETS	(99,464,434)	2,653,976	(6,606,724)	81,305	(34,183,395)	296,548
NET ASSETS AT DECEMBER 31, 2018	$891,156,307	$5,295,579	$65,444,107	$81,305	$154,149,212	$975,261

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$136,821,705	$410,684	$161,977,817	$613,567	$—	$837,564,233	$541,568
Changes From Operations:
• Net investment income (loss)	3,756,806	19,438	1,412,427	30,804	—	17,561,675	24,688
• Net realized gain (loss) on investments	3,224,402	(2,739)	181,232	22,104	—	5,753,349	1,706
• Net change in unrealized appreciation or depreciation on investments	21,891,294	81,152	33,035,560	127,454	—	78,041,881	53,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,872,502	97,851	34,629,219	180,362	—	101,356,905	80,358
Changes From Unit Transactions:
• Net unit transactions	(2,477,926)	81,061	(8,788,778)	661,073	—	(62,312,231)	124,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,477,926)	81,061	(8,788,778)	661,073	—	(62,312,231)	124,572
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,394,576	178,912	25,840,441	841,435	—	39,044,674	204,930
NET ASSETS AT DECEMBER 31, 2017	163,216,281	589,596	187,818,258	1,455,002	—	876,608,907	746,498
Changes From Operations:
• Net investment income (loss)	2,562,398	19,495	4,635,022	135,467	(78)	7,216,591	17,294
• Net realized gain (loss) on investments	5,618,152	21,270	73,919	(5,124)	11	6,857,182	3,121
• Net change in unrealized appreciation or depreciation on investments	(35,334,271)	(147,555)	(30,529,357)	(554,364)	1,308	(96,611,700)	(89,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(27,153,721)	(106,790)	(25,820,416)	(424,021)	1,241	(82,537,927)	(68,877)
Changes From Unit Transactions:
• Net unit transactions	(209,112)	120,057	(828,257)	2,158,693	200,169	(52,943,243)	32,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(209,112)	120,057	(828,257)	2,158,693	200,169	(52,943,243)	32,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,362,833)	13,267	(26,648,673)	1,734,672	201,410	(135,481,170)	(36,616)
NET ASSETS AT DECEMBER 31, 2018	$135,853,448	$602,863	$161,169,585	$3,189,674	$201,410	$741,127,737	$709,882

See accompanying notes.

	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$258,367,811	$884,263	$335,913,199	$143,926	$306,974,425	$2,268,617
Changes From Operations:
• Net investment income (loss)	2,092,129	49,920	1,158,380	1,054	3,236,747	53,865
• Net realized gain (loss) on investments	7,598,264	41,593	4,605,631	2,393	54,764,702	382,440
• Net change in unrealized appreciation or depreciation on investments	46,931,670	192,708	65,253,170	27,384	(7,458,706)	3,522
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,622,063	284,221	71,017,181	30,831	50,542,743	439,827
Changes From Unit Transactions:
• Net unit transactions	(17,546,602)	1,262,291	(28,089,726)	(18,475)	(7,188,732)	267,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(17,546,602)	1,262,291	(28,089,726)	(18,475)	(7,188,732)	267,534
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,075,461	1,546,512	42,927,455	12,356	43,354,011	707,361
NET ASSETS AT DECEMBER 31, 2017	297,443,272	2,430,775	378,840,654	156,282	350,328,436	2,975,978
Changes From Operations:
• Net investment income (loss)	2,402,568	96,086	1,429,098	1,253	805,369	41,110
• Net realized gain (loss) on investments	5,393,856	17,489	4,370,058	1,532	24,962,542	172,647
• Net change in unrealized appreciation or depreciation on investments	(54,603,891)	(767,900)	(58,543,130)	(23,830)	(67,648,031)	(596,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,807,467)	(654,325)	(52,743,974)	(21,045)	(41,880,120)	(383,015)
Changes From Unit Transactions:
• Net unit transactions	12,555,780	2,410,256	4,817,290	1,943	(20,795,376)	279,241
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,555,780	2,410,256	4,817,290	1,943	(20,795,376)	279,241
TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,251,687)	1,755,931	(47,926,684)	(19,102)	(62,675,496)	(103,774)
NET ASSETS AT DECEMBER 31, 2018	$263,191,585	$4,186,706	$330,913,970	$137,180	$287,652,940	$2,872,204

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$264,499,043	$33,289	$—	$—	$201,980,295	$—	$765,659,421
Changes From Operations:
• Net investment income (loss)	122,144	310	68,004	10,716	726,896	578	15,865,205
• Net realized gain (loss) on investments	3,612,039	279	224,222	11,704	4,826,953	375	23,137,507
• Net change in unrealized appreciation or depreciation on investments	50,415,399	5,877	2,043,352	90,451	19,534,901	(593)	43,334,685
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,149,582	6,466	2,335,578	112,871	25,088,750	360	82,337,397
Changes From Unit Transactions:
• Net unit transactions	52,402,885	(1,544)	31,266,477	1,138,537	1,630,330	28,653	(42,940,785)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,402,885	(1,544)	31,266,477	1,138,537	1,630,330	28,653	(42,940,785)
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,552,467	4,922	33,602,055	1,251,408	26,719,080	29,013	39,396,612
NET ASSETS AT DECEMBER 31, 2017	371,051,510	38,211	33,602,055	1,251,408	228,699,375	29,013	805,056,033
Changes From Operations:
• Net investment income (loss)	436,443	(249)	68,846	28,172	848,230	24,237	8,345,442
• Net realized gain (loss) on investments	8,417,791	10,993	4,015,656	173,889	5,611,721	(9,103)	19,926,394
• Net change in unrealized appreciation or depreciation on investments	(43,415,189)	(8,486)	(13,881,436)	(593,844)	(25,065,162)	(104,847)	(94,667,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,560,955)	2,258	(9,796,934)	(391,783)	(18,605,211)	(89,713)	(66,395,928)
Changes From Unit Transactions:
• Net unit transactions	157,248,379	(40,469)	38,425,998	1,949,404	4,487,663	1,051,053	(66,415,386)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	157,248,379	(40,469)	38,425,998	1,949,404	4,487,663	1,051,053	(66,415,386)
TOTAL INCREASE (DECREASE) IN NET ASSETS	122,687,424	(38,211)	28,629,064	1,557,621	(14,117,548)	961,340	(132,811,314)
NET ASSETS AT DECEMBER 31, 2018	$493,738,934	$—	$62,231,119	$2,809,029	$214,581,827	$990,353	$672,244,719

See accompanying notes.

	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$184,448	$164,534,401	$—	$416,609,301	$643,902	$911,586,037
Changes From Operations:
• Net investment income (loss)	6,287	569,545	5,431	9,839,046	86,512	564,089
• Net realized gain (loss) on investments	6,609	4,184,064	781	13,723,556	16,047	59,049,578
• Net change in unrealized appreciation or depreciation on investments	10,595	19,446,102	(1,128)	28,844,082	47,522	117,769,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,491	24,199,711	5,084	52,406,684	150,081	177,382,669
Changes From Unit Transactions:
• Net unit transactions	(20,987)	2,333,899	275,576	(8,038,486)	1,558,966	8,954,778
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(20,987)	2,333,899	275,576	(8,038,486)	1,558,966	8,954,778
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,504	26,533,610	280,660	44,368,198	1,709,047	186,337,447
NET ASSETS AT DECEMBER 31, 2017	186,952	191,068,011	280,660	460,977,499	2,352,949	1,097,923,484
Changes From Operations:
• Net investment income (loss)	25,322	786,674	42,753	5,345,827	56,541	15,659
• Net realized gain (loss) on investments	11,528	5,062,757	(29,113)	10,242,637	11,238	83,718,555
• Net change in unrealized appreciation or depreciation on investments	(93,651)	(23,754,000)	(242,261)	(58,930,148)	(262,526)	(151,833,634)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,801)	(17,904,569)	(228,621)	(43,341,684)	(194,747)	(68,099,420)
Changes From Unit Transactions:
• Net unit transactions	717,357	22,962,285	2,328,997	(31,635,229)	(116,751)	(20,129,387)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	717,357	22,962,285	2,328,997	(31,635,229)	(116,751)	(20,129,387)
TOTAL INCREASE (DECREASE) IN NET ASSETS	660,556	5,057,716	2,100,376	(74,976,913)	(311,498)	(88,228,807)
NET ASSETS AT DECEMBER 31, 2018	$847,508	$196,125,727	$2,381,036	$386,000,586	$2,041,451	$1,009,694,677

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$38,550,462	$—	$—	$274,904,324	$3,132,109	$132,384,924	$2,178,215
Changes From Operations:
• Net investment income (loss)	286,318	—	—	(2,421,975)	27,901	929,920	58,543
• Net realized gain (loss) on investments	2,167,485	—	—	19,833,380	186,932	14,138,050	270,093
• Net change in unrealized appreciation or depreciation on investments	5,159,371	—	—	16,100,671	437,166	(9,114,682)	(156,353)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,613,174	—	—	33,512,076	651,999	5,953,288	172,283
Changes From Unit Transactions:
• Net unit transactions	329,809	—	—	2,848,360	2,757,537	4,244,059	1,010,221
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	329,809	—	—	2,848,360	2,757,537	4,244,059	1,010,221
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,942,983	—	—	36,360,436	3,409,536	10,197,347	1,182,504
NET ASSETS AT DECEMBER 31, 2017	46,493,445	—	—	311,264,760	6,541,645	142,582,271	3,360,719
Changes From Operations:
• Net investment income (loss)	431,821	281,241	4,607	(2,656,203)	38,009	1,764,350	76,288
• Net realized gain (loss) on investments	3,115,259	(12,762)	(35)	24,505,939	447,413	4,607,932	(1,099)
• Net change in unrealized appreciation or depreciation on investments	(6,829,363)	(109,270)	(638)	(67,350,541)	(1,639,000)	(27,952,432)	(639,514)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,282,283)	159,209	3,934	(45,500,805)	(1,153,578)	(21,580,150)	(564,325)
Changes From Unit Transactions:
• Net unit transactions	8,118,745	43,395,382	714,403	38,474,272	3,168,951	4,140,309	237,899
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,118,745	43,395,382	714,403	38,474,272	3,168,951	4,140,309	237,899
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,836,462	43,554,591	718,337	(7,026,533)	2,015,373	(17,439,841)	(326,426)
NET ASSETS AT DECEMBER 31, 2018	$51,329,907	$43,554,591	$718,337	$304,238,227	$8,557,018	$125,142,430	$3,034,293
See accompanying notes.

	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$268,442,037	$133,709	$5,156,296	$10,363,985	$5,018,195	$3,943,414
Changes From Operations:
• Net investment income (loss)	(1,475,635)	450	6,525	(1,082)	(1,909)	9,977
• Net realized gain (loss) on investments	3,090,111	3,036	168,250	570,448	246,417	154,698
• Net change in unrealized appreciation or depreciation on investments	36,101,927	8,459	224,975	409,536	295,885	339,226
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,716,403	11,945	399,750	978,902	540,393	503,901
Changes From Unit Transactions:
• Net unit transactions	60,717,896	(51,278)	258,884	(1,168,241)	(435,632)	255,807
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	60,717,896	(51,278)	258,884	(1,168,241)	(435,632)	255,807
TOTAL INCREASE (DECREASE) IN NET ASSETS	98,434,299	(39,333)	658,634	(189,339)	104,761	759,708
NET ASSETS AT DECEMBER 31, 2017	366,876,336	94,376	5,814,930	10,174,646	5,122,956	4,703,122
Changes From Operations:
• Net investment income (loss)	(818,256)	151	12,451	(8,261)	(16,570)	(11,860)
• Net realized gain (loss) on investments	4,955,354	10,456	376,032	717,804	261,951	271,102
• Net change in unrealized appreciation or depreciation on investments	(57,169,071)	(13,276)	(720,672)	(1,414,568)	(685,915)	(733,254)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,031,973)	(2,669)	(332,189)	(705,025)	(440,534)	(474,012)
Changes From Unit Transactions:
• Net unit transactions	116,535,703	(39,321)	(363,563)	(899,027)	(581,205)	(191,682)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	116,535,703	(39,321)	(363,563)	(899,027)	(581,205)	(191,682)
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,503,730	(41,990)	(695,752)	(1,604,052)	(1,021,739)	(665,694)
NET ASSETS AT DECEMBER 31, 2018	$430,380,066	$52,386	$5,119,178	$8,570,594	$4,101,217	$4,037,428

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$233,936,283	$684,497	$116,828,253	$2,922,167	$—	$584,411,163	$33,484
Changes From Operations:
• Net investment income (loss)	(4,297,469)	(1,051)	(2,211,156)	(47,451)	—	1,440,617	330
• Net realized gain (loss) on investments	22,431,801	49,765	8,713,280	269,732	—	14,653,449	686
• Net change in unrealized appreciation or depreciation on investments	53,245,569	227,850	21,257,903	458,563	—	76,539,509	3,735
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,379,901	276,564	27,760,027	680,844	—	92,633,575	4,751
Changes From Unit Transactions:
• Net unit transactions	(2,704,393)	490,185	18,590,602	365,169	—	228,081,595	(2,964)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,704,393)	490,185	18,590,602	365,169	—	228,081,595	(2,964)
TOTAL INCREASE (DECREASE) IN NET ASSETS	68,675,508	766,749	46,350,629	1,046,013	—	320,715,170	1,787
NET ASSETS AT DECEMBER 31, 2017	302,611,791	1,451,246	163,178,882	3,968,180	—	905,126,333	35,271
Changes From Operations:
• Net investment income (loss)	(4,787,811)	(4,426)	(2,552,021)	(45,745)	18,513	3,969,230	376
• Net realized gain (loss) on investments	46,924,075	503,584	21,073,821	493,629	(52)	6,545,632	312
• Net change in unrealized appreciation or depreciation on investments	(51,106,805)	(618,634)	(28,645,862)	(537,266)	(42,348)	(76,849,222)	(2,425)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,970,541)	(119,476)	(10,124,062)	(89,382)	(23,887)	(66,334,360)	(1,737)
Changes From Unit Transactions:
• Net unit transactions	3,179,405	905,733	26,614,515	(1,302,461)	1,621,332	184,977,914	(2,410)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,179,405	905,733	26,614,515	(1,302,461)	1,621,332	184,977,914	(2,410)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,791,136)	786,257	16,490,453	(1,391,843)	1,597,445	118,643,554	(4,147)
NET ASSETS AT DECEMBER 31, 2018	$296,820,655	$2,237,503	$179,669,335	$2,576,337	$1,597,445	$1,023,769,887	$31,124

See accompanying notes.

	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$135,752,026	$615,616	$75,748,351	$718,874	$293,769,550	$—
Changes From Operations:
• Net investment income (loss)	(124,390)	10,805	650,762	20,889	(3,441,702)	(96)
• Net realized gain (loss) on investments	6,345,041	18,425	1,665,183	22,884	41,145,307	4,777
• Net change in unrealized appreciation or depreciation on investments	20,642,347	134,253	20,011,789	189,764	56,418,149	1,918
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,862,998	163,483	22,327,734	233,537	94,121,754	6,599
Changes From Unit Transactions:
• Net unit transactions	36,051,945	590,186	34,113,115	584,066	(50,115,380)	56,773
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	36,051,945	590,186	34,113,115	584,066	(50,115,380)	56,773
TOTAL INCREASE (DECREASE) IN NET ASSETS	62,914,943	753,669	56,440,849	817,603	44,006,374	63,372
NET ASSETS AT DECEMBER 31, 2017	198,666,969	1,369,285	132,189,200	1,536,477	337,775,924	63,372
Changes From Operations:
• Net investment income (loss)	(442,173)	25,198	1,059,280	134,147	(3,854,603)	(1,297)
• Net realized gain (loss) on investments	7,659,631	42,510	1,456,654	(7,822)	50,061,012	55,219
• Net change in unrealized appreciation or depreciation on investments	(24,162,720)	(264,952)	(31,180,568)	(1,030,991)	(44,072,819)	(160,216)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,945,262)	(197,244)	(28,664,634)	(904,666)	2,133,590	(106,294)
Changes From Unit Transactions:
• Net unit transactions	42,262,913	1,256,661	54,349,669	5,905,019	(17,497,409)	812,007
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,262,913	1,256,661	54,349,669	5,905,019	(17,497,409)	812,007
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,317,651	1,059,417	25,685,035	5,000,353	(15,363,819)	705,713
NET ASSETS AT DECEMBER 31, 2018	$223,984,620	$2,428,702	$157,874,235	$6,536,830	$322,412,105	$769,085

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Standard Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Standard Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$85,409,064	$253,400	$—	$—	$3,180,899	$79,213,282	$7,575,360
Changes From Operations:
• Net investment income (loss)	(1,281,527)	160	299,664	8,815	(44,590)	(1,291,157)	57,376
• Net realized gain (loss) on investments	5,972,853	8,267	8,694	(5)	1,436,307	6,953,549	576,313
• Net change in unrealized appreciation or depreciation on investments	5,314,980	28,361	(206,373)	(3,945)	(483,131)	17,785,283	96,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,006,306	36,788	101,985	4,865	908,586	23,447,675	729,735
Changes From Unit Transactions:
• Net unit transactions	3,208,511	50,799	38,140,921	617,236	(350,947)	3,349,968	(1,685,778)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,208,511	50,799	38,140,921	617,236	(350,947)	3,349,968	(1,685,778)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,214,817	87,587	38,242,906	622,101	557,639	26,797,643	(956,043)
NET ASSETS AT DECEMBER 31, 2017	98,623,881	340,987	38,242,906	622,101	3,738,538	106,010,925	6,619,317
Changes From Operations:
• Net investment income (loss)	(1,089,922)	2,010	2,490,197	116,487	(50,627)	(1,728,611)	44,913
• Net realized gain (loss) on investments	6,264,811	13,665	(239,389)	(2,616)	357,275	13,858,371	230,291
• Net change in unrealized appreciation or depreciation on investments	(21,695,813)	(87,357)	(3,356,511)	(95,990)	(282,089)	(13,083,861)	(684,208)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,520,924)	(71,682)	(1,105,703)	17,881	24,559	(954,101)	(409,004)
Changes From Unit Transactions:
• Net unit transactions	6,376,200	175,263	77,930,182	3,305,732	389,222	22,974,239	(753,676)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,376,200	175,263	77,930,182	3,305,732	389,222	22,974,239	(753,676)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,144,724)	103,581	76,824,479	3,323,613	413,781	22,020,138	(1,162,680)
NET ASSETS AT DECEMBER 31, 2018	$88,479,157	$444,568	$115,067,385	$3,945,714	$4,152,319	$128,031,063	$5,456,637

See accompanying notes.

	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Value Portfolio - Initial Class Subaccount	MFS® VIT II International Value Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$30,235,182	$7,254,702	$195,373,173	$2,204,695	$323,804	$17,422,808
Changes From Operations:
• Net investment income (loss)	424,632	209,007	4,895,363	(22,181)	5,514	47,942
• Net realized gain (loss) on investments	1,937,497	1,397,162	1,565,434	135,863	7,492	416,466
• Net change in unrealized appreciation or depreciation on investments	2,815,013	(693,296)	17,358,723	354,765	118,738	4,713,601
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,177,142	912,873	23,819,520	468,447	131,744	5,178,009
Changes From Unit Transactions:
• Net unit transactions	34,114,138	(1,077,690)	(24,747,566)	(182,040)	579,114	8,158,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,114,138	(1,077,690)	(24,747,566)	(182,040)	579,114	8,158,045
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,291,280	(164,817)	(928,046)	286,407	710,858	13,336,054
NET ASSETS AT DECEMBER 31, 2017	69,526,462	7,089,885	194,445,127	2,491,102	1,034,662	30,758,862
Changes From Operations:
• Net investment income (loss)	398,554	(19,356)	(1,349,157)	(30,621)	3,547	(73,072)
• Net realized gain (loss) on investments	3,485,047	8,316	2,816,047	283,078	40,469	950,069
• Net change in unrealized appreciation or depreciation on investments	(9,774,120)	(2,136)	(2,593,268)	(371,978)	(133,152)	(4,424,005)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,890,519)	(13,176)	(1,126,378)	(119,521)	(89,136)	(3,547,008)
Changes From Unit Transactions:
• Net unit transactions	12,737,940	(963,046)	(25,061,358)	(213,863)	(19,307)	1,588,472
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,737,940	(963,046)	(25,061,358)	(213,863)	(19,307)	1,588,472
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,847,421	(976,222)	(26,187,736)	(333,384)	(108,443)	(1,958,536)
NET ASSETS AT DECEMBER 31, 2018	$76,373,883	$6,113,663	$168,257,391	$2,157,718	$926,219	$28,800,326

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Morgan Stanley VIF Global Infrastructure Portfolio - Class I Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Non-Service Shares Subaccount	Oppenheimer International Growth Fund/VA Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$75,482	$5,916,784	$1,581,220	$28,198,288	$7,763,619	$532,819	$8,511,287
Changes From Operations:
• Net investment income (loss)	2,427	51,113	(20,888)	(243,958)	(20,431)	4,959	1,969
• Net realized gain (loss) on investments	2,054	275,126	293,753	1,305,591	423,238	302	59,876
• Net change in unrealized appreciation or depreciation on investments	5,992	344,492	417,618	2,800,430	2,148,652	158,933	2,267,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,473	670,731	690,483	3,862,063	2,551,459	164,194	2,328,847
Changes From Unit Transactions:
• Net unit transactions	206,342	353,770	120,705	(4,514,396)	(1,267,263)	761,172	2,910,557
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	206,342	353,770	120,705	(4,514,396)	(1,267,263)	761,172	2,910,557
TOTAL INCREASE (DECREASE) IN NET ASSETS	216,815	1,024,501	811,188	(652,333)	1,284,196	925,366	5,239,404
NET ASSETS AT DECEMBER 31, 2017	292,297	6,941,285	2,392,408	27,545,955	9,047,815	1,458,185	13,750,691
Changes From Operations:
• Net investment income (loss)	7,703	111,445	(27,890)	(267,152)	(19,770)	7,543	(76,675)
• Net realized gain (loss) on investments	10,342	145,972	691,968	2,464,085	927,891	17,142	498,626
• Net change in unrealized appreciation or depreciation on investments	(43,629)	(895,252)	(508,982)	(6,154,708)	(2,111,026)	(181,272)	(3,551,737)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,584)	(637,835)	155,096	(3,957,775)	(1,202,905)	(156,587)	(3,129,786)
Changes From Unit Transactions:
• Net unit transactions	18,764	193,761	155,451	(3,953,984)	(289,736)	(753,022)	1,848,251
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,764	193,761	155,451	(3,953,984)	(289,736)	(753,022)	1,848,251
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,820)	(444,074)	310,547	(7,911,759)	(1,492,641)	(909,609)	(1,281,535)
NET ASSETS AT DECEMBER 31, 2018	$285,477	$6,497,211	$2,702,955	$19,634,196	$7,555,174	$548,576	$12,469,156

See accompanying notes.

	Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund®/VA Service Shares Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Institutional Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$480,830	$8,052,027	$1,712,857	$98,215	$12,900,874	$30,337
Changes From Operations:
• Net investment income (loss)	2,432	(56,004)	98,325	5,242	1,227,836	3,343
• Net realized gain (loss) on investments	31,708	577,096	6,255	29	(1,206,126)	(9)
• Net change in unrealized appreciation or depreciation on investments	36,710	569,833	88,650	5,473	(19,334)	(2,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,850	1,090,925	193,230	10,744	2,376	710
Changes From Unit Transactions:
• Net unit transactions	54,017	1,480,958	1,262,301	4,484	(420,535)	2,039
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	54,017	1,480,958	1,262,301	4,484	(420,535)	2,039
TOTAL INCREASE (DECREASE) IN NET ASSETS	124,867	2,571,883	1,455,531	15,228	(418,159)	2,749
NET ASSETS AT DECEMBER 31, 2017	605,697	10,623,910	3,168,388	113,443	12,482,715	33,086
Changes From Operations:
• Net investment income (loss)	(776)	(139,811)	72,609	3,846	67,118	479
• Net realized gain (loss) on investments	78,662	1,452,145	(38,923)	(1,448)	(913,172)	(3,553)
• Net change in unrealized appreciation or depreciation on investments	(161,751)	(2,956,013)	(307,382)	(12,188)	(1,100,324)	(290)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(83,865)	(1,643,679)	(273,696)	(9,790)	(1,946,378)	(3,364)
Changes From Unit Transactions:
• Net unit transactions	99,129	2,112,025	546,805	9,979	(367,324)	(8,360)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	99,129	2,112,025	546,805	9,979	(367,324)	(8,360)
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,264	468,346	273,109	189	(2,313,702)	(11,724)
NET ASSETS AT DECEMBER 31, 2018	$620,961	$11,092,256	$3,441,497	$113,632	$10,169,013	$21,362

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Institutional Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class Subaccount	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IA Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,522,085	$33,325	$2,951,008	$23,565	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	13,652	570	124,949	1,717	(12,342)	(219)	(69,887)
• Net realized gain (loss) on investments	15,502	1	16,512	693	6,384	15	50,361
• Net change in unrealized appreciation or depreciation on investments	106,162	1,187	111,365	564	138,948	5,101	842,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,316	1,758	252,826	2,974	132,990	4,897	822,784
Changes From Unit Transactions:
• Net unit transactions	243,227	6,031	400,939	5,581	1,085,876	231,965	13,384,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	243,227	6,031	400,939	5,581	1,085,876	231,965	13,384,066
TOTAL INCREASE (DECREASE) IN NET ASSETS	378,543	7,789	653,765	8,555	1,218,866	236,862	14,206,850
NET ASSETS AT DECEMBER 31, 2017	3,900,628	41,114	3,604,773	32,120	1,218,866	236,862	14,206,850
Changes From Operations:
• Net investment income (loss)	61,469	1,116	96,342	1,646	(11,671)	1,286	(199,565)
• Net realized gain (loss) on investments	11,971	15	(24,469)	(1,461)	73,146	7,769	219,581
• Net change in unrealized appreciation or depreciation on investments	(89,843)	(798)	(285,079)	(2,202)	(180,965)	(5,101)	(1,391,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,403)	333	(213,206)	(2,017)	(119,490)	3,954	(1,371,569)
Changes From Unit Transactions:
• Net unit transactions	639,222	1,988	(241,661)	13,066	(12,333)	(240,816)	12,627,784
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	639,222	1,988	(241,661)	13,066	(12,333)	(240,816)	12,627,784
TOTAL INCREASE (DECREASE) IN NET ASSETS	622,819	2,321	(454,867)	11,049	(131,823)	(236,862)	11,256,215
NET ASSETS AT DECEMBER 31, 2018	$4,523,447	$43,435	$3,149,906	$43,169	$1,087,043	$—	$25,463,065

See accompanying notes.

	Putnam VT Global Health Care Fund - Class IA Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Growth & Income Fund - Class IB Subaccount	Putnam VT Income Fund - Class IA Subaccount	Putnam VT Income Fund - Class IB Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IA Subaccount
NET ASSETS AT JANUARY 1, 2017	$19,211	$8,166,716	$1,220,820	$—	$4,034,433	$—
Changes From Operations:
• Net investment income (loss)	(144)	(100,457)	18,402	—	119,042	(2)
• Net realized gain (loss) on investments	1,353	855,375	296,458	—	(9,635)	—
• Net change in unrealized appreciation or depreciation on investments	4,866	548,386	(259,762)	—	81,926	42
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,075	1,303,304	55,098	—	191,333	40
Changes From Unit Transactions:
• Net unit transactions	107,631	4,072,640	(1,275,918)	—	1,913,257	1,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	107,631	4,072,640	(1,275,918)	—	1,913,257	1,345
TOTAL INCREASE (DECREASE) IN NET ASSETS	113,706	5,375,944	(1,220,820)	—	2,104,590	1,385
NET ASSETS AT DECEMBER 31, 2017	132,917	13,542,660	—	—	6,139,023	1,385
Changes From Operations:
• Net investment income (loss)	1,207	(37,030)	—	(63)	107,418	5
• Net realized gain (loss) on investments	21,005	1,711,861	—	—	(34,650)	51
• Net change in unrealized appreciation or depreciation on investments	(28,508)	(2,122,175)	—	(20)	(134,145)	(164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,296)	(447,344)	—	(83)	(61,377)	(108)
Changes From Unit Transactions:
• Net unit transactions	104,785	1,500,740	—	39,585	608,518	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	104,785	1,500,740	—	39,585	608,518	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	98,489	1,053,396	—	39,502	547,141	(108)
NET ASSETS AT DECEMBER 31, 2018	$231,406	$14,596,056	$—	$39,502	$6,686,164	$1,277

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	QS Variable Conservative Growth - Class II Subaccount	Rational Trend Aggregation VA Fund Subaccount	SEI VP Market Growth Strategy Fund - Class II Subaccount	SEI VP Market Growth Strategy Fund - Class III Subaccount	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$2,177,917	$—	$1,382,651	$—	$1,759,951	$1,786,887	$20,789
Changes From Operations:
• Net investment income (loss)	(30,166)	16,983	26,633	—	5,709	4,588	665
• Net realized gain (loss) on investments	4,428	102,246	10,867	—	11,284	(3,116)	(57)
• Net change in unrealized appreciation or depreciation on investments	160,802	(95,633)	(73,494)	—	235,836	293,953	3,118
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,064	23,596	(35,994)	—	252,829	295,425	3,726
Changes From Unit Transactions:
• Net unit transactions	612,627	947,222	(78,576)	—	634,758	(27,619)	5,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	612,627	947,222	(78,576)	—	634,758	(27,619)	5,230
TOTAL INCREASE (DECREASE) IN NET ASSETS	747,691	970,818	(114,570)	—	887,587	267,806	8,956
NET ASSETS AT DECEMBER 31, 2017	2,925,608	970,818	1,268,081	—	2,647,538	2,054,693	29,745
Changes From Operations:
• Net investment income (loss)	(21,970)	64,788	31,161	31,611	15,360	17,031	1,418
• Net realized gain (loss) on investments	100,466	65,052	2,677	14,354	32,549	4,999	(908)
• Net change in unrealized appreciation or depreciation on investments	(347,284)	(360,527)	(100,651)	(213,165)	(291,884)	(265,960)	(8,023)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(268,788)	(230,687)	(66,813)	(167,200)	(243,975)	(243,930)	(7,513)
Changes From Unit Transactions:
• Net unit transactions	170,207	3,313,114	(125,889)	2,120,896	39,258	142,283	21,027
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	170,207	3,313,114	(125,889)	2,120,896	39,258	142,283	21,027
TOTAL INCREASE (DECREASE) IN NET ASSETS	(98,581)	3,082,427	(192,702)	1,953,696	(204,717)	(101,647)	13,514
NET ASSETS AT DECEMBER 31, 2018	$2,827,027	$4,053,245	$1,075,379	$1,953,696	$2,442,821	$1,953,046	$43,259

See accompanying notes.

	Templeton Foreign VIP Fund - Class 4 Subaccount	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$2,583,212	$1,539,327	$354,728,144	$17,954,067	$29,587,438	$3,035,987
Changes From Operations:
• Net investment income (loss)	14,343	(8,268)	(5,523,496)	(267,239)	(20,465)	(36,167)
• Net realized gain (loss) on investments	58,717	16,171	(848,040)	91,298	1,268,184	(7,835)
• Net change in unrealized appreciation or depreciation on investments	326,927	4,765	7,917,616	133,891	3,348,344	(36,112)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	399,987	12,668	1,546,080	(42,050)	4,596,063	(80,114)
Changes From Unit Transactions:
• Net unit transactions	152,580	824,987	(22,391,865)	8,295,057	(4,129,930)	648,339
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	152,580	824,987	(22,391,865)	8,295,057	(4,129,930)	648,339
TOTAL INCREASE (DECREASE) IN NET ASSETS	552,567	837,655	(20,845,785)	8,253,007	466,133	568,225
NET ASSETS AT DECEMBER 31, 2017	3,135,779	2,376,982	333,882,359	26,207,074	30,053,571	3,604,212
Changes From Operations:
• Net investment income (loss)	41,078	(13,819)	(5,125,440)	(324,821)	74,054	(42,986)
• Net realized gain (loss) on investments	8,945	(21,994)	(1,941,233)	44,377	2,975,885	15,461
• Net change in unrealized appreciation or depreciation on investments	(655,553)	93,353	8,187,265	473,040	(7,429,636)	(999,132)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(605,530)	57,540	1,120,592	192,596	(4,379,697)	(1,026,657)
Changes From Unit Transactions:
• Net unit transactions	637,567	1,793,351	(37,270,087)	2,363,751	(3,823,694)	(67,948)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	637,567	1,793,351	(37,270,087)	2,363,751	(3,823,694)	(67,948)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,037	1,850,891	(36,149,495)	2,556,347	(8,203,391)	(1,094,605)
NET ASSETS AT DECEMBER 31, 2018	$3,167,816	$4,227,873	$297,732,864	$28,763,421	$21,850,180	$2,509,607

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	VanEck VIP Global Hard Assets Fund - Initial Class Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$299,092	$10,380,554	$13,293
Changes From Operations:
• Net investment income (loss)	(1,120)	398,678	47,861
• Net realized gain (loss) on investments	(10,794)	21,158	2,336
• Net change in unrealized appreciation or depreciation on investments	13,803	190,293	(10,335)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,889	610,129	39,862
Changes From Unit Transactions:
• Net unit transactions	82,622	2,521,308	1,160,605
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	82,622	2,521,308	1,160,605
TOTAL INCREASE (DECREASE) IN NET ASSETS	84,511	3,131,437	1,200,467
NET ASSETS AT DECEMBER 31, 2017	383,603	13,511,991	1,213,760
Changes From Operations:
• Net investment income (loss)	(1,423)	415,821	21,390
• Net realized gain (loss) on investments	(1,477)	(39,562)	(15,859)
• Net change in unrealized appreciation or depreciation on investments	(113,340)	(924,085)	(31,951)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(116,240)	(547,826)	(26,420)
Changes From Unit Transactions:
• Net unit transactions	30,855	1,088,066	(641,925)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,855	1,088,066	(641,925)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,385)	540,240	(668,345)
NET ASSETS AT DECEMBER 31, 2018	$298,218	$14,052,231	$545,415

See accompanying notes.

	Virtus Rampart Equity Trend Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,188,526	$—
Changes From Operations:
• Net investment income (loss)	(16,438)	—
• Net realized gain (loss) on investments	29,618	1
• Net change in unrealized appreciation or depreciation on investments	212,164	6
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	225,344	7
Changes From Unit Transactions:
• Net unit transactions	31,780	44
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	31,780	44
TOTAL INCREASE (DECREASE) IN NET ASSETS	257,124	51
NET ASSETS AT DECEMBER 31, 2017	1,445,650	51
Changes From Operations:
• Net investment income (loss)	(7,789)	—
• Net realized gain (loss) on investments	113,620	6
• Net change in unrealized appreciation or depreciation on investments	(75,112)	(6)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,719	—
Changes From Unit Transactions:
• Net unit transactions	(1,476,369)	(51)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,476,369)	(51)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,445,650)	(51)
NET ASSETS AT DECEMBER 31, 2018	$—	$—

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2018

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirty-nine products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover	• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage RIA Class
• Lincoln Core Income
• Lincoln InvestmentSolutions RIA
• Lincoln Level Advantage B Share
• Lincoln Level Advantage Advisory
• Lincoln Level Advantage B Class

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred forty-one available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares

Invesco V.I. Diversified Dividend Fund - Series I Shares

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class B

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

ALPS/Stadion Core ETF Portfolio - Class I

ALPS/Stadion Core ETF Portfolio - Class III

ALPS/Stadion Tactical Growth Portfolio - Class I**

ALPS/Stadion Tactical Growth Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1

American Funds Global Balanced Fund - Class 1A

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A

American Funds Global Growth Fund - Class 1

American Funds Global Growth Fund - Class 1A

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A

American Funds International Fund - Class 1

American Funds International Fund - Class 1A

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A

American Funds Managed Risk Asset Allocation Fund - Class P1

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1

American Funds Managed Risk Growth Fund - Class P1

American Funds Managed Risk Growth-Income Fund - Class P1

American Funds Managed Risk International Fund - Class P1

American Funds Mortgage Fund - Class 1

American Funds Mortgage Fund - Class 1A

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A

American Funds U.S. Government/AAA-Rated Securities Fund - Class 4**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1

Columbia VP Commodity Strategy Fund - Class 2

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Columbia VP Emerging Markets Bond Fund - Class 1

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® International Value Equity Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund - Class 1

Franklin Founding Funds Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio - Class I

Ivy VIP Asset Strategy Portfolio - Class II

Ivy VIP Energy Portfolio - Class I

Ivy VIP Energy Portfolio - Class II

Ivy VIP High Income Portfolio - Class I

Ivy VIP High Income Portfolio - Class II

Ivy VIP Mid Cap Growth Portfolio - Class I

Ivy VIP Mid Cap Growth Portfolio - Class II

Ivy VIP Science and Technology Portfolio - Class I

Ivy VIP Science and Technology Portfolio - Class II

Ivy VIP Small Cap Growth Portfolio - Class I

Ivy VIP Small Cap Growth Portfolio - Class II

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Scientific Allocation Fund - Service Class

LVIP BlackRock Scientific Allocation Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Core Equity Managed Volatility Fund - Service Class

LVIP Blended Core Equity Managed Volatility Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP Clarion Global Real Estate Fund - Service Class

LVIP Clarion Global Real Estate Fund - Standard Class

LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class

LVIP Franklin Templeton Value Managed Volatility Fund - Service Class

LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Goldman Sachs Income Builder Fund - Service Class

LVIP Goldman Sachs Income Builder Fund - Standard Class

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Invesco Select Equity Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Loomis Sayles Global Growth Fund - Service Class

LVIP Loomis Sayles Global Growth Fund - Standard Class

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class**

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price 2010 Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class**

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Value Portfolio - Initial Class

MFS® VIT II International Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Trend Aggregation VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Oppenheimer Variable Account Funds:

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Service Shares

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class

Putnam Variable Trust:

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA**

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam VT Income Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II

SEI VP Market Growth Strategy Fund - Class III

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2018

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2018. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2017, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2017, the 2017 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2017:

American Century VP Large Company Value Fund - Class I	American Funds New World Fund® - Class 1A
American Century VP Large Company Value Fund - Class II	American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
American Funds Asset Allocation Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class I
American Funds Blue Chip Income and Growth Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class II
American Funds Bond Fund - Class 1A	Ivy VIP Asset Strategy Portfolio - Class I
American Funds Capital Income Builder® - Class 1A	Ivy VIP Energy Portfolio - Class I
American Funds Global Balanced Fund - Class 1A	Ivy VIP High Income Portfolio - Class I
American Funds Global Bond Fund - Class 1A	Ivy VIP Micro Cap Growth Portfolio - Class I
American Funds Global Growth and Income Fund - Class 1A	Ivy VIP Mid Cap Growth Portfolio - Class I
American Funds Global Growth Fund - Class 1A	Ivy VIP Science and Technology Portfolio - Class I
American Funds Global Small Capitalization Fund - Class 1A	Lincoln iShares® Fixed Income Allocation Fund - Standard Class
American Funds Growth Fund - Class 1A	Lincoln iShares® Global Growth Allocation Fund - Standard Class
American Funds Growth-Income Fund - Class 1A	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
American Funds High-Income Bond Fund - Class 1A	LVIP Western Asset Core Bond Fund - Service Class
American Funds International Fund - Class 1A	LVIP Western Asset Core Bond Fund - Standard Class
American Funds International Growth and Income Fund - Class 1A	QS Variable Conservative Growth - Class I
American Funds Mortgage Fund - Class 1A	QS Variable Conservative Growth - Class II

Also during 2017, the following funds changed their names:

Previous Fund Name	New Fund Name
ALPS/Stadion Tactical Defensive Portfolio - Class I	ALPS/Stadion Core ETF Portfolio - Class I
ALPS/Stadion Tactical Defensive Portfolio - Class III	ALPS/Stadion Core ETF Portfolio - Class III
Delaware VIP® Smid Cap Growth Series - Service Class	Delaware VIP® Smid Cap Core Series - Service Class
Delaware VIP® Smid Cap Growth Series - Standard Class	Delaware VIP® Smid Cap Core Series - Standard Class
Janus Aspen Balanced Portfolio - Service Shares	Janus Henderson Balanced Portfolio - Service Shares
Janus Aspen Enterprise Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares
LVIP Delaware Foundation Moderate Allocation Fund - Service Class	LVIP BlackRock Scientific Allocation Fund - Service Class
LVIP Delaware Foundation Moderate Allocation Fund - Standard Class	LVIP BlackRock Scientific Allocation Fund - Standard Class
LVIP Delaware Foundation Aggressive Allocation Fund - Service Class	LVIP Delaware Wealth Builder Fund - Service Class
LVIP Delaware Foundation Aggressive Allocation Fund - Standard Class	LVIP Delaware Wealth Builder Fund - Standard Class
LVIP Delaware Foundation Conservative Allocation Fund - Service Class	LVIP JPMorgan Retirement Income Fund - Service Class
LVIP Delaware Foundation Conservative Allocation Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class
Virtus Multi-Sector Fixed Income Series - Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Multi-Sector Fixed Income Series - Class I Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
Virtus Equity Trend Series - Class A Shares	Virtus Rampart Equity Trend Series - Class A Shares
Virtus Equity Trend Series - Class I Shares	Virtus Rampart Equity Trend Series - Class I Shares

Also during 2017, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Morgan Stanley Universal Institutional Funds	Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Huntington VA Funds	Mutual Fund and Variable Insurance Trust

Also during 2017, the following fund merger occurred:

Fund Acquired	Acquiring Fund
Putnam VT Growth & Income Fund - Class IB	Putnam VT Equity Income Fund - Class IB

Also during 2017, the following funds ceased to be available as investment options to Variable Account contract owners:

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

During 2018, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2018, the 2018 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2018:

Ivy VIP Small Cap Growth Portfolio - Class I	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Ivy VIP Small Cap Growth Portfolio - Class II	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	LVIP SSGA Short-Term Bond Index Fund - Service Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	LVIP SSGA Short-Term Bond Index Fund - Standard Class
LVIP Loomis Sayles Global Growth Fund - Service Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
LVIP Loomis Sayles Global Growth Fund - Standard Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class

Also during 2018, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP Select Core Equity Managed Volatility Fund - Service Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
LVIP Select Core Equity Managed Volatility Fund - Standard Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
LVIP Managed Risk Profile 2010 Fund - Service Class	LVIP T. Rowe Price 2010 Fund - Service Class
LVIP Managed Risk Profile 2010 Fund - Standard Class	LVIP T. Rowe Price 2010 Fund - Standard Class
LVIP Managed Risk Profile 2020 Fund - Service Class	LVIP T. Rowe Price 2020 Fund - Service Class
LVIP Managed Risk Profile 2020 Fund - Standard Class	LVIP T. Rowe Price 2020 Fund - Standard Class
LVIP Managed Risk Profile 2030 Fund - Service Class	LVIP T. Rowe Price 2030 Fund - Service Class
LVIP Managed Risk Profile 2030 Fund - Standard Class	LVIP T. Rowe Price 2030 Fund - Standard Class
LVIP Managed Risk Profile 2040 Fund - Service Class	LVIP T. Rowe Price 2040 Fund - Service Class
LVIP Managed Risk Profile 2040 Fund - Standard Class	LVIP T. Rowe Price 2040 Fund - Standard Class
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	PIMCO VIT Dynamic Bond Portfolio - Advisor Class
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	PIMCO VIT Dynamic Bond Portfolio - Institutional Class
Putnam VT Absolute Return 500 Fund - Class IA	Putnam VT Multi-Asset Absolute Return Fund - Class IA
Putnam VT Absolute Return 500 Fund - Class IB	Putnam VT Multi-Asset Absolute Return Fund - Class IB
Rational Dividend Capture VA Fund	Rational Trend Aggregation VA Fund

Also during 2018, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Deutsche Investments VIT Funds	Deutsche DWS Investments VIT Funds
Deutsche Variable Series II	Deutsche DWS Variable Series II

Also during 2018, the following funds ceased to be available as investment options to Variable Account contract owners:

BlackRock iShares® Alternative Strategies V.I. Fund - Class I	Ivy VIP Micro Cap Growth Portfolio - Class I
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	Ivy VIP Micro Cap Growth Portfolio - Class II
Fidelity® VIP Equity-Income Portfolio - Initial Class	LVIP BlackRock Multi-Asset Income Fund - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	LVIP BlackRock Multi-Asset Income Fund - Standard Class
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	Virtus Rampart Equity Trend Series - Class A Shares
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	Virtus Rampart Equity Trend Series - Class I Shares

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-nine contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0082192% (1.30% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis).

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0078082% (1.00% to 2.85% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis).

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0026027% to .0045205% (.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (.25% to .80% on an annual basis).

•  Lincoln Investor Advantage Advisory at a daily rate of .0002739% to .0013699% (.10% to .50% on an annual basis).

•  Lincoln Investor Advantage RIA Class at a daily rate of .0009589% to .0020548% (.35% to .75% on an annual basis).

•  Lincoln Core Income at a daily rate of .0015068% to .0031506% (.55% to 1.15% on an annual basis).

•  Lincoln InvestmentSolutions RIA at a daily rate of .0010959% to .0061644% (.40% to 2.25% on an annual basis).

•  Lincoln Level Advantage B Share at a daily rate of .0030137% to .0035616% (1.10% to 1.30% on an annual basis).

•  Lincoln Level Advantage Advisory at a daily rate of .0002740% to .0008219% (.10% to .30% on an annual basis).

•  Lincoln Level Advantage B Class at a daily rate of .0035616% (1.30% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2018 and 2017 were $472,393,070 and $450,697,529, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2018 and 2017, sales charges amounted to $281,889 and $543,355, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2018, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2018		0.30%	3.20%	$5.64	$22.15	2,185,761	$27,872,937	-12.82%	-10.25%	0.00%
	2017		0.30%	3.20%	6.38	25.07	2,049,491	31,775,509	32.07%	35.41%	0.28%
	2016		0.65%	3.15%	4.77	18.73	2,134,613	24,562,976	-3.76%	-1.52%	0.00%
	2015		0.65%	2.95%	4.90	19.25	2,488,790	29,135,815	-0.34%	1.98%	0.00%
	2014		0.65%	2.95%	4.86	19.11	2,705,522	28,692,905	1.76%	4.13%	0.00%
AB VPS Growth and Income Portfolio - Class B
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.11%
AB VPS International Value Portfolio - Class B
	2018		1.25%	1.25%	7.30	7.30	125	916	-23.93%	-23.93%	1.14%
	2017		1.25%	1.25%	9.60	9.60	128	1,232	23.56%	23.56%	1.23%
	2016		1.55%	1.55%	7.53	7.53	326	2,454	-2.31%	-2.31%	0.74%
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
	2014		1.55%	1.90%	7.41	7.64	678	5,099	-8.21%	-7.88%	3.17%
AB VPS Large Cap Growth Portfolio - Class B
	2018		1.30%	2.80%	13.42	32.32	469,902	8,454,833	-0.50%	1.00%	0.00%
	2017		1.30%	2.80%	13.36	32.00	579,076	10,225,500	28.04%	29.97%	0.00%
	2016		1.30%	2.80%	10.33	24.62	698,118	9,426,032	-0.47%	1.03%	0.00%
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
	2014		1.30%	2.80%	9.44	22.27	848,639	10,433,388	10.70%	12.37%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2018		0.35%	0.80%	10.73	11.73	57,086	636,204	-15.71%	-15.32%	0.41%
	2017		0.35%	0.80%	13.66	13.86	33,383	458,767	12.25%	12.70%	0.46%
	2016		0.40%	0.80%	12.30	12.30	31,088	382,005	24.59%	24.59%	0.71%
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%
	2014	7/24/14	0.40%	0.80%	10.46	10.48	5,516	57,825	1.02%	1.76%	0.31%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2018		0.10%	3.30%	10.29	38.54	6,488,398	173,964,293	-18.01%	-15.38%	0.23%
	2017		0.10%	3.25%	13.59	46.14	6,451,753	212,389,129	9.30%	12.51%	0.24%
	2016		0.30%	3.20%	12.25	41.47	6,394,531	191,725,194	20.86%	24.42%	0.32%
	2015		0.30%	3.20%	14.11	33.70	6,850,862	167,462,421	-8.67%	-6.26%	0.51%
	2014		0.60%	3.20%	15.45	36.24	7,291,406	194,269,675	5.51%	8.24%	0.46%
ALPS/Alerian Energy Infrastructure Portfolio - Class I
	2018		0.35%	0.40%	7.27	8.83	39,507	342,445	-18.90%	-18.86%	1.90%
	2017		0.35%	0.80%	8.83	8.96	54,209	546,169	-1.28%	-0.88%	4.31%
	2016		0.40%	0.80%	8.95	9.04	26,684	241,029	40.26%	40.83%	2.24%
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
	2014	7/24/14	0.40%	0.40%	10.35	10.35	11,325	117,205	-6.09%	-6.09%	0.92%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2018		0.10%	1.65%	$6.73	$8.78	604,625	$4,262,403	-20.28%	-19.04%	1.76%
	2017		0.10%	1.65%	8.44	8.87	647,095	5,663,293	-2.46%	-1.14%	1.93%
	2016		0.30%	1.65%	8.65	8.97	624,350	5,468,502	38.49%	40.37%	2.41%
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
	2014	7/2/14	0.30%	1.65%	10.23	10.32	187,200	1,921,367	-6.49%	-0.84%	0.21%
ALPS/Red Rocks Listed Private Equity Portfolio - Class I
	2018		0.35%	0.80%	10.72	11.43	10,588	117,665	-12.92%	-12.52%	7.11%
	2017		0.35%	0.80%	12.31	12.45	4,379	54,484	24.50%	25.00%	3.09%
	2016	3/7/16	0.40%	0.80%	9.89	9.96	2,705	26,876	7.06%	12.99%	3.90%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2018		0.10%	1.65%	10.27	11.26	978,824	10,118,893	-13.96%	-12.62%	5.67%
	2017		0.10%	1.65%	11.94	12.38	768,031	9,257,493	22.92%	24.58%	2.78%
	2016		0.30%	1.65%	9.72	9.94	556,329	5,435,000	6.21%	7.65%	0.82%
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%
ALPS/Stadion Core ETF Portfolio - Class I
	2018		0.40%	0.75%	11.28	11.28	25,539	281,972	-6.11%	-6.11%	0.56%
	2017		0.40%	0.80%	11.84	12.01	5,042	59,905	12.93%	13.38%	0.27%
	2016		0.40%	0.80%	10.59	10.59	5,276	55,445	11.01%	11.01%	0.00%
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
	2014	12/26/14	0.40%	0.40%	10.57	10.57	7,749	81,904	-1.30%	-1.30%	0.00%
ALPS/Stadion Core ETF Portfolio - Class III
	2018		0.10%	2.90%	9.59	11.34	1,378,731	13,855,847	-8.76%	-6.21%	0.53%
	2017		0.10%	2.85%	11.35	11.93	917,171	10,143,127	11.71%	13.23%	0.19%
	2016		0.30%	1.65%	10.16	10.33	439,298	4,509,989	9.00%	9.60%	0.00%
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
	2014	7/17/14	1.10%	1.65%	10.46	10.51	72,836	764,872	-0.67%	2.46%	0.00%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2018		0.10%	1.65%	10.50	11.47	449,844	4,799,165	-5.84%	-4.37%	0.17%
	2017		0.10%	1.65%	11.15	11.56	439,837	4,962,374	10.35%	11.85%	0.30%
	2016		0.30%	1.65%	10.10	10.33	390,479	3,972,301	7.43%	8.89%	0.33%
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Balanced Fund - Class I
	2018		0.35%	1.10%	10.92	10.92	19,435	211,885	-4.17%	-4.17%	1.57%
	2017	3/28/17	0.35%	0.35%	11.40	11.40	6,291	71,687	9.44%	9.44%	1.24%
American Century VP Balanced Fund - Class II
	2018		0.10%	3.10%	10.56	11.31	6,237,374	68,545,174	-6.87%	-4.03%	1.23%
	2017		0.10%	3.30%	11.35	11.87	4,327,370	50,309,821	10.21%	13.28%	1.41%
	2016	5/25/16	0.30%	3.05%	10.29	10.48	1,761,279	18,291,592	-1.16%	6.73%	0.79%
American Century VP Inflation Protection Fund - Class II
	2018		2.15%	2.15%	11.50	11.50	1,989	22,881	-4.89%	-4.89%	2.76%
	2017		2.15%	2.15%	12.10	12.10	2,133	25,803	1.47%	1.47%	2.51%
	2016	1/22/16	2.15%	2.15%	11.92	11.92	2,283	27,225	-2.86%	-2.86%	1.66%
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.34%
American Century VP Large Company Value Fund - Class I
	2018		0.35%	1.85%	9.72	9.74	106,814	1,037,025	-8.50%	-8.36%	1.98%
	2017	6/27/17	0.35%	0.70%	10.61	10.63	33,184	352,509	2.34%	6.58%	0.65%
American Century VP Large Company Value Fund - Class II
	2018		0.10%	3.00%	9.31	9.76	1,512,106	14,387,793	-10.90%	-8.28%	1.81%
	2017	6/7/17	0.10%	3.00%	10.45	10.64	358,793	3,784,362	-0.34%	7.74%	0.89%
American Funds Asset Allocation Fund - Class 1
	2018		0.40%	1.95%	12.71	17.44	1,126,689	17,154,823	-6.20%	-4.73%	1.88%
	2017		0.40%	1.95%	13.34	18.35	1,175,826	18,849,926	14.26%	16.04%	1.78%
	2016		0.40%	1.95%	11.49	15.84	944,992	13,813,111	7.57%	9.25%	3.09%
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
	2014		0.40%	1.95%	13.69	14.22	81,493	1,083,366	3.62%	4.72%	1.91%
American Funds Asset Allocation Fund - Class 1A
	2018		0.35%	1.85%	10.79	10.88	632,290	6,856,689	-5.30%	-4.92%	1.98%
	2017	4/13/17	0.35%	0.75%	11.39	11.44	358,300	4,093,365	1.37%	10.40%	2.05%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Asset Allocation Fund - Class 4
	2018		0.10%	1.65%	$11.29	$12.47	11,372,540	$134,834,301	-6.39%	-4.93%	1.54%
	2017		0.10%	1.65%	12.52	13.15	9,854,185	125,099,749	14.01%	15.56%	1.45%
	2016		0.30%	1.65%	10.98	11.38	7,898,429	87,672,209	7.38%	8.84%	1.58%
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
	2014	7/11/14	0.30%	1.65%	10.28	10.37	488,562	5,036,627	0.73%	2.37%	2.97%
American Funds Blue Chip Income and Growth Fund - Class 1
	2018		0.40%	2.25%	12.12	19.80	217,870	3,579,695	-10.49%	-8.82%	2.05%
	2017		0.40%	2.25%	14.54	21.75	245,762	4,489,873	15.09%	16.83%	2.26%
	2016		0.40%	1.90%	12.63	18.66	215,617	3,345,018	16.82%	18.58%	2.32%
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
	2014		0.40%	1.90%	15.55	16.30	168,673	2,328,817	13.51%	15.00%	4.84%
American Funds Blue Chip Income and Growth Fund - Class 1A
	2018		0.35%	1.85%	10.14	10.45	302,782	3,151,192	-10.34%	-8.99%	2.73%
	2017	2/24/17	0.35%	1.85%	11.31	11.48	53,961	618,727	5.58%	11.54%	3.87%
American Funds Blue Chip Income and Growth Fund - Class 4
	2018		0.10%	1.65%	11.29	13.22	2,576,000	31,919,266	-10.41%	-9.01%	1.98%
	2017		0.10%	1.65%	13.86	14.55	2,122,791	29,875,527	14.79%	16.35%	2.05%
	2016		0.30%	1.65%	12.07	12.51	1,606,020	19,617,556	16.56%	18.14%	2.14%
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
	2014	6/27/14	0.30%	1.65%	10.88	10.97	270,432	2,949,193	-0.94%	7.83%	6.32%
American Funds Bond Fund - Class 1
	2018		0.60%	2.25%	9.84	11.62	554,866	6,353,029	-2.66%	-1.04%	2.61%
	2017		0.60%	2.25%	10.77	11.74	549,238	6,361,687	1.92%	3.26%	2.29%
	2016		0.60%	1.90%	10.57	11.37	323,939	3,654,693	1.33%	2.65%	2.06%
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
	2014		0.60%	1.90%	10.59	11.10	184,166	2,028,548	3.60%	4.95%	2.53%
American Funds Bond Fund - Class 1A
	2018		0.40%	1.85%	9.91	10.18	317,437	3,222,604	-2.42%	-1.09%	3.24%
	2017	3/20/17	0.50%	1.85%	10.16	10.29	103,217	1,061,558	-0.11%	2.77%	4.05%
American Funds Capital Income Builder® - Class 1
	2018		0.40%	0.90%	10.39	10.64	96,253	1,020,906	-7.61%	-7.14%	3.21%
	2017		0.40%	0.90%	11.25	11.46	87,875	1,004,071	12.28%	12.84%	3.02%
	2016		0.40%	1.70%	9.81	10.15	90,463	916,505	2.41%	3.75%	3.55%
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
	2014	8/13/14	0.40%	0.60%	9.93	9.95	11,785	117,203	-0.92%	-0.63%	1.21%
American Funds Capital Income Builder® - Class 1A
	2018		0.35%	1.10%	10.25	10.32	259,735	2,675,912	-7.66%	-7.33%	2.92%
	2017	2/24/17	0.35%	0.70%	11.10	11.13	40,881	454,380	2.13%	9.22%	2.86%
American Funds Capital Income Builder® - Class 4
	2018		0.10%	1.65%	9.80	10.54	3,831,685	38,062,876	-8.77%	-7.34%	2.73%
	2017		0.10%	1.65%	10.75	11.29	3,196,968	34,882,122	10.81%	12.31%	2.57%
	2016		0.30%	1.65%	9.70	10.05	2,709,830	26,593,272	2.09%	3.47%	2.92%
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
	2014	7/11/14	0.30%	1.65%	9.83	9.92	331,104	3,264,170	-2.81%	2.10%	1.46%
American Funds Global Balanced Fund - Class 1
	2018		0.60%	0.65%	13.97	14.02	37,117	518,492	-6.42%	-6.37%	1.54%
	2017		0.60%	0.65%	14.92	14.97	37,258	556,175	19.14%	19.20%	1.11%
	2016		0.60%	0.65%	12.53	12.56	44,349	555,860	4.05%	4.11%	2.23%
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
	2014		0.60%	1.70%	11.75	12.22	28,351	344,386	0.15%	1.26%	1.55%
American Funds Global Balanced Fund - Class 1A
	2018		0.50%	1.10%	11.04	11.04	177,417	1,958,576	-6.50%	-6.50%	2.45%
	2017	7/25/17	0.50%	0.50%	11.81	11.81	20,221	238,878	5.60%	5.60%	2.40%
American Funds Global Bond Fund - Class 1
	2018		0.60%	2.15%	9.53	10.72	269,938	2,831,460	-3.24%	-1.73%	2.36%
	2017		0.60%	2.15%	9.85	10.91	263,558	2,829,781	4.84%	6.47%	0.58%
	2016		0.60%	2.15%	9.39	10.25	219,952	2,222,585	0.73%	2.31%	0.82%
	2015		0.60%	2.15%	9.32	10.02	180,752	1,783,495	-5.79%	-4.32%	0.09%
	2014		0.60%	2.15%	9.90	10.47	159,471	1,649,036	-0.45%	1.10%	1.84%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Bond Fund - Class 1A
	2018		0.50%	0.70%	$10.46	$10.46	37,325	$390,245	-1.79%	-1.79%	2.85%
	2017	6/27/17	0.50%	0.50%	10.65	10.65	6,006	63,963	1.31%	1.31%	0.96%
American Funds Global Growth and Income Fund - Class 1
	2018		0.60%	1.90%	14.89	16.44	81,409	1,303,938	-11.06%	-9.90%	1.90%
	2017		0.60%	1.90%	16.74	18.25	79,422	1,415,352	24.03%	25.65%	2.18%
	2016		0.60%	1.90%	13.50	14.53	102,601	1,471,459	5.59%	6.97%	2.57%
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
	2014		0.60%	1.90%	13.18	13.82	39,804	541,529	4.00%	5.36%	4.40%
American Funds Global Growth and Income Fund - Class 1A
	2018		0.50%	0.70%	11.15	11.15	82,192	916,018	-10.07%	-10.07%	2.37%
	2017	7/28/17	0.50%	0.50%	12.39	12.39	9,631	119,368	6.84%	6.84%	2.20%
American Funds Global Growth Fund - Class 1
	2018		0.40%	1.95%	13.02	26.44	98,245	1,947,426	-10.58%	-9.18%	0.92%
	2017		0.40%	1.95%	14.39	29.17	100,452	2,230,705	29.37%	31.28%	0.87%
	2016		0.40%	1.90%	11.00	22.26	120,828	2,168,663	-1.03%	0.47%	1.14%
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
	2014		0.40%	1.90%	16.32	20.76	53,456	929,867	0.84%	1.85%	1.74%
American Funds Global Growth Fund - Class 1A
	2018		0.35%	1.85%	11.63	11.67	393,739	4,575,458	-9.48%	-9.34%	0.88%
	2017	2/24/17	0.35%	1.75%	12.69	12.87	134,709	1,729,281	0.00%	23.46%	1.69%
American Funds Global Growth Fund - Class 2
	2018		0.60%	3.45%	10.81	27.63	10,747,038	254,965,014	-12.13%	-9.63%	0.65%
	2017		0.65%	3.45%	17.26	30.77	11,616,271	308,500,828	27.40%	30.62%	0.64%
	2016		0.65%	3.15%	13.55	23.71	13,247,007	273,063,601	-2.50%	-0.03%	0.83%
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
	2014		0.65%	3.15%	13.41	22.62	15,062,955	300,070,833	-0.86%	1.65%	1.13%
American Funds Global Growth Fund - Class 4
	2018		0.10%	1.65%	10.03	13.01	3,751,451	44,520,431	-10.72%	-9.33%	0.56%
	2017		0.10%	1.65%	13.69	14.38	2,754,870	37,676,270	28.97%	30.72%	0.73%
	2016		0.30%	1.65%	10.62	11.00	1,566,169	16,824,684	-1.27%	0.07%	0.69%
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
	2014	7/7/14	0.30%	1.65%	10.25	10.34	166,172	1,707,623	-2.09%	6.92%	1.88%
American Funds Global Small Capitalization Fund - Class 1
	2018		0.40%	1.90%	11.44	23.01	71,760	1,246,968	-11.99%	-10.66%	0.33%
	2017		0.40%	1.90%	12.85	25.81	74,101	1,447,426	23.84%	25.71%	0.67%
	2016		0.40%	1.90%	10.26	20.57	72,209	1,145,718	0.42%	1.94%	0.61%
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
	2014		0.40%	1.90%	12.12	20.24	38,850	647,274	0.43%	1.74%	0.56%
American Funds Global Small Capitalization Fund - Class 1A
	2018		0.35%	0.75%	10.91	10.94	31,343	342,208	-11.00%	-10.87%	0.20%
	2017	2/24/17	0.35%	0.50%	12.26	12.28	14,797	181,646	9.37%	17.98%	0.59%
American Funds Global Small Capitalization Fund - Class 2
	2018		0.60%	3.15%	11.58	36.48	16,962,993	329,926,725	-13.32%	-11.08%	0.08%
	2017		0.60%	3.15%	13.36	41.54	18,496,006	407,453,214	21.99%	25.14%	0.43%
	2016		0.60%	3.15%	10.95	33.61	21,300,578	378,822,041	-1.07%	1.49%	0.22%
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
	2014		0.65%	3.15%	11.39	34.07	24,595,417	444,106,901	-1.04%	1.46%	0.12%
American Funds Global Small Capitalization Fund - Class 4
	2018		0.10%	1.65%	9.90	11.43	1,183,675	12,535,795	-12.27%	-10.89%	0.02%
	2017		0.10%	1.65%	12.24	12.86	819,439	10,114,015	23.57%	25.25%	0.41%
	2016		0.30%	1.65%	9.91	10.26	505,637	5,070,326	0.18%	1.54%	0.10%
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
	2014	7/10/14	1.10%	1.65%	10.05	10.09	109,654	1,105,353	-3.11%	0.33%	0.15%
American Funds Growth Fund - Class 1
	2018		0.40%	2.15%	15.78	34.31	349,324	9,570,818	-2.14%	-0.41%	0.67%
	2017		0.40%	2.15%	15.91	34.52	385,667	10,602,163	25.89%	28.11%	0.77%
	2016		0.40%	2.15%	12.47	27.00	385,511	8,098,393	7.43%	9.32%	1.04%
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
	2014		0.40%	2.15%	15.57	23.24	265,323	5,209,877	6.47%	8.14%	1.77%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth Fund - Class 1A
	2018		0.35%	1.85%	$12.07	$12.43	791,356	$9,802,175	-2.08%	-0.60%	0.77%
	2017	2/24/17	0.35%	1.85%	12.32	12.51	224,696	2,802,955	-0.44%	19.14%	1.04%
American Funds Growth Fund - Class 2
	2018		0.60%	3.45%	12.14	38.69	44,109,360	1,267,496,698	-3.63%	-0.84%	0.42%
	2017		0.60%	3.45%	19.59	39.51	51,003,242	1,493,960,160	24.26%	27.51%	0.49%
	2016		0.60%	3.20%	15.70	31.38	59,105,003	1,372,744,558	6.04%	8.83%	0.70%
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
	2014		0.60%	3.20%	14.09	27.83	77,008,391	1,582,205,164	5.09%	7.86%	0.76%
American Funds Growth Fund - Class 4
	2018		0.10%	1.65%	10.95	15.78	8,748,859	124,321,986	-2.13%	-0.60%	0.27%
	2017		0.10%	1.65%	15.15	15.91	6,957,967	105,324,817	25.89%	27.60%	0.51%
	2016		0.30%	1.65%	12.03	12.47	4,279,096	52,085,976	7.43%	8.89%	0.62%
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%
	2014	7/11/14	0.30%	1.65%	10.68	10.78	689,230	7,385,095	1.48%	8.58%	1.88%
American Funds Growth-Income Fund - Class 1
	2018		0.40%	1.90%	14.52	30.90	215,892	5,971,590	-3.40%	-1.94%	1.59%
	2017		0.40%	1.90%	14.81	31.58	235,978	6,646,314	20.38%	22.20%	1.68%
	2016		0.40%	1.90%	12.12	25.89	192,831	4,355,827	9.70%	11.36%	1.80%
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
	2014		0.40%	1.90%	16.68	23.04	136,191	2,917,443	8.82%	10.24%	1.91%
American Funds Growth-Income Fund - Class 1A
	2018		0.35%	1.85%	11.60	11.69	577,164	6,721,333	-2.52%	-2.13%	1.99%
	2017	2/24/17	0.35%	1.75%	11.78	11.94	181,077	2,157,415	-0.18%	15.03%	3.36%
American Funds Growth-Income Fund - Class 2
	2018		0.60%	3.45%	11.48	31.87	68,099,973	1,659,852,936	-5.12%	-2.37%	1.36%
	2017		0.60%	3.45%	18.01	33.05	77,508,047	1,952,345,244	18.53%	21.65%	1.36%
	2016		0.60%	3.20%	15.13	27.51	88,817,914	1,856,720,868	8.01%	10.86%	1.33%
	2015		0.60%	3.20%	13.95	25.13	97,917,131	1,864,034,886	-1.74%	0.85%	1.27%
	2014		0.60%	3.20%	14.13	25.23	108,518,744	2,071,195,590	7.15%	9.98%	1.25%
American Funds Growth-Income Fund - Class 4
	2018		0.10%	1.65%	10.79	14.25	7,216,043	92,548,686	-3.66%	-2.15%	1.37%
	2017		0.10%	1.65%	13.89	14.59	5,017,789	69,160,604	20.08%	21.71%	1.56%
	2016		0.30%	1.65%	11.57	11.99	2,971,117	34,742,603	9.44%	10.92%	1.38%
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
	2014	7/11/14	0.30%	1.65%	10.62	10.71	429,293	4,572,408	1.70%	7.62%	2.87%
American Funds High-Income Bond Fund - Class 1
	2018		0.60%	1.90%	11.81	13.04	129,505	1,664,145	-3.99%	-2.73%	6.20%
	2017		0.60%	1.90%	12.30	13.41	130,925	1,732,060	5.23%	6.61%	6.92%
	2016		0.60%	1.90%	11.69	12.58	105,363	1,306,921	15.61%	17.13%	6.43%
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
	2014		0.60%	1.90%	11.07	11.61	67,751	777,749	-1.09%	0.20%	7.05%
American Funds High-Income Bond Fund - Class 1A
	2018		0.40%	1.85%	10.21	10.25	62,422	633,995	-3.04%	-2.84%	6.27%
	2017	2/10/17	0.50%	1.75%	10.42	10.55	36,971	387,351	0.13%	4.49%	8.90%
American Funds International Fund - Class 1
	2018		0.40%	2.25%	10.11	18.07	355,404	5,435,637	-14.88%	-13.29%	1.94%
	2017		0.40%	2.25%	12.30	20.88	359,096	6,189,789	29.97%	31.93%	1.59%
	2016		0.40%	1.90%	9.36	15.86	275,577	3,500,191	2.03%	3.37%	1.63%
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
	2014		0.40%	1.70%	15.19	16.15	150,309	2,008,634	-4.05%	-2.99%	2.73%
American Funds International Fund - Class 1A
	2018		0.35%	1.85%	10.84	11.17	441,720	4,925,460	-14.70%	-13.41%	2.49%
	2017	2/21/17	0.35%	1.85%	12.71	12.90	126,000	1,624,060	1.94%	23.39%	2.38%
American Funds International Fund - Class 2
	2018		0.65%	3.30%	10.37	27.35	32,477,750	567,543,328	-15.95%	-13.70%	1.67%
	2017		0.65%	3.30%	12.71	32.08	34,577,849	706,147,538	28.05%	31.29%	1.22%
	2016		0.65%	3.15%	9.93	24.73	40,061,459	629,030,458	0.32%	2.86%	1.24%
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
	2014		0.65%	3.15%	10.69	25.96	44,124,291	729,574,567	-5.67%	-3.28%	1.38%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Fund - Class 4
	2018		0.10%	1.65%	$9.60	$11.26	3,732,578	$37,598,225	-14.83%	-13.49%	1.67%
	2017		0.10%	1.65%	11.71	12.30	2,685,612	31,981,989	29.74%	31.50%	1.61%
	2016		0.30%	1.65%	9.03	9.35	1,691,788	15,447,183	1.53%	2.91%	1.33%
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
	2014	7/8/14	0.30%	1.65%	9.49	9.57	318,221	3,027,225	-6.56%	2.94%	3.02%
American Funds International Growth and Income Fund - Class 1
	2018		0.60%	2.25%	9.23	12.25	138,762	1,657,631	-12.98%	-11.53%	2.40%
	2017		0.60%	2.25%	12.49	13.85	128,565	1,740,107	22.64%	24.56%	2.41%
	2016		0.60%	2.15%	10.19	11.12	129,412	1,418,750	-0.45%	1.10%	2.55%
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%
	2014		0.60%	2.15%	11.05	11.68	132,517	1,533,911	-4.99%	-3.51%	3.51%
American Funds International Growth and Income Fund - Class 1A
	2018		0.50%	1.85%	10.80	10.84	39,651	429,049	-11.86%	-11.68%	2.00%
	2017	3/30/17	0.50%	0.70%	12.25	12.28	54,088	663,781	2.35%	15.58%	7.59%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2018		0.50%	1.85%	11.12	14.36	132,388	1,595,848	-6.38%	-5.11%	1.69%
	2017		0.50%	1.85%	15.16	15.20	65,270	883,305	14.32%	14.37%	0.27%
	2016		0.60%	1.70%	12.70	13.26	91,744	1,208,325	5.76%	6.87%	1.52%
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
	2014		0.65%	0.65%	12.59	12.59	59,551	749,950	2.58%	2.58%	0.31%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2018		1.30%	2.90%	12.35	13.59	8,892,264	119,374,797	-7.57%	-6.12%	1.36%
	2017		1.30%	2.85%	13.37	14.47	7,435,798	106,572,503	11.58%	13.32%	0.76%
	2016		1.30%	2.85%	12.00	12.77	5,432,934	68,793,798	4.31%	5.89%	1.22%
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
	2014	8/20/14	1.30%	2.55%	12.03	12.35	511,562	6,299,380	-1.32%	3.75%	0.10%
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1
	2018		0.50%	1.85%	12.32	13.11	29,489	368,514	-8.55%	-7.54%	5.91%
	2017		0.60%	1.70%	13.47	14.18	6,120	84,409	13.54%	14.79%	1.28%
	2016		0.60%	1.70%	11.87	12.35	12,154	147,587	11.86%	13.09%	1.74%
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
	2014		0.60%	1.70%	11.82	11.82	8,638	101,228	7.93%	7.93%	4.48%
American Funds Managed Risk Growth Fund - Class P1
	2018		0.50%	1.85%	14.22	14.46	33,775	455,797	-0.93%	-0.63%	0.23%
	2017		0.60%	0.90%	14.35	14.55	7,301	105,305	25.10%	25.47%	0.59%
	2016		0.60%	0.90%	11.60	11.60	10,212	117,497	2.27%	2.27%	0.49%
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
	2014		0.60%	1.70%	11.09	11.09	6,172	68,833	0.46%	0.46%	1.05%
American Funds Managed Risk Growth-Income Fund - Class P1
	2018		0.50%	1.70%	13.14	13.14	3,577	44,756	-3.32%	-3.32%	1.77%
	2017		0.65%	1.70%	13.59	14.27	1,895	26,139	18.61%	19.86%	1.03%
	2016		0.65%	1.70%	11.46	11.91	2,079	24,076	4.70%	5.81%	1.34%
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
	2014		0.65%	1.70%	11.71	11.71	2,307	26,676	4.18%	4.18%	2.58%
American Funds Managed Risk International Fund - Class P1
	2018		0.50%	1.85%	10.42	10.42	26,349	269,048	-10.65%	-10.65%	3.80%
	2017		0.60%	0.60%	11.66	11.66	1,359	15,845	28.52%	28.52%	0.36%
	2016		0.60%	0.90%	9.07	9.07	4,732	42,593	-3.17%	-3.17%	1.03%
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
	2014	3/10/14	0.60%	0.60%	10.04	10.04	1,359	13,648	-4.08%	-4.08%	1.37%
American Funds Mortgage Fund - Class 1
	2018		0.40%	1.90%	10.26	11.29	52,514	561,280	-1.30%	0.18%	2.32%
	2017		0.40%	1.90%	10.40	11.33	38,322	417,491	-0.43%	1.07%	1.72%
	2016		0.40%	1.90%	10.44	11.20	34,430	373,841	0.57%	2.09%	2.10%
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
	2014		0.40%	1.90%	10.37	10.85	26,208	276,226	3.56%	4.86%	0.90%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Mortgage Fund - Class 1A
	2018		0.35%	0.75%	$10.03	$10.03	72,321	$728,861	-0.34%	-0.34%	3.05%
	2017	2/10/17	0.70%	0.70%	10.06	10.06	9,313	93,723	0.12%	0.12%	1.52%
American Funds Mortgage Fund - Class 4
	2018		0.10%	1.65%	9.91	10.16	528,328	5,319,919	-1.57%	-1.03%	1.96%
	2017		1.10%	1.65%	10.06	10.27	497,409	5,067,464	-0.68%	-0.13%	1.29%
	2016		0.30%	1.65%	10.13	10.50	450,667	4,621,446	0.34%	1.70%	1.19%
	2015		0.30%	1.65%	10.10	10.19	471,125	4,794,465	-0.04%	0.51%	3.90%
	2014	7/24/14	1.10%	1.65%	10.10	10.14	5,213	52,828	0.65%	0.94%	1.37%
American Funds New World Fund® - Class 1
	2018		0.40%	2.15%	10.12	11.44	354,530	3,894,860	-15.66%	-14.17%	1.13%
	2017		0.40%	2.15%	11.84	13.35	324,197	4,162,323	26.98%	29.22%	1.17%
	2016		0.40%	2.15%	9.20	10.35	297,012	2,941,699	3.35%	5.17%	1.07%
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
	2014		0.40%	2.15%	9.67	10.23	165,600	1,645,697	-9.60%	-8.19%	1.59%
American Funds New World Fund® - Class 1A
	2018		0.35%	0.75%	10.73	10.82	158,747	1,716,447	-14.67%	-14.33%	1.24%
	2017	2/10/17	0.35%	0.75%	12.58	12.63	51,429	649,430	0.43%	21.86%	2.28%
American Funds New World Fund® - Class 4
	2018		0.10%	1.65%	9.51	10.79	2,659,100	25,784,149	-15.65%	-14.33%	0.73%
	2017		0.10%	1.65%	11.28	11.85	2,096,083	24,088,587	26.95%	28.67%	0.89%
	2016		0.30%	1.65%	8.88	9.21	1,618,886	14,556,375	3.32%	4.73%	0.66%
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
	2014	6/30/14	0.30%	1.65%	9.05	9.13	229,661	2,083,507	-13.72%	-2.61%	2.44%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1
	2018		0.60%	1.90%	10.16	11.21	15,360	168,731	-1.00%	0.31%	1.99%
	2017		0.60%	1.90%	10.26	11.18	17,147	188,333	-0.08%	1.22%	1.41%
	2016		0.60%	1.90%	10.27	11.04	22,590	246,784	-0.47%	0.83%	1.69%
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
	2014		0.60%	1.90%	10.31	10.81	17,594	186,388	3.26%	4.61%	1.14%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
	2018		0.50%	1.85%	10.10	10.14	148,594	1,500,422	-0.01%	0.20%	2.77%
	2017	5/30/17	0.50%	1.75%	10.00	10.12	29,181	292,918	-0.64%	-0.06%	1.23%
BlackRock Global Allocation V.I. Fund - Class I
	2018		0.35%	1.90%	10.51	16.45	287,005	3,497,197	-9.08%	-7.66%	0.78%
	2017		0.35%	1.90%	11.70	17.95	327,723	4,965,721	11.72%	13.40%	1.43%
	2016		0.40%	1.90%	10.32	15.86	264,557	3,731,880	2.15%	3.70%	1.34%
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
	2014		0.40%	1.90%	11.85	15.53	95,187	1,443,873	0.19%	1.50%	2.77%
BlackRock Global Allocation V.I. Fund - Class III
	2018		0.10%	3.45%	9.40	16.08	66,760,581	960,556,537	-10.71%	-7.67%	0.83%
	2017		0.10%	3.45%	10.56	17.52	72,296,105	1,146,566,986	10.13%	13.37%	1.26%
	2016		0.30%	3.20%	10.28	15.51	78,755,721	1,118,809,230	0.54%	3.49%	1.10%
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
	2014		0.30%	3.20%	11.12	15.29	91,977,049	1,314,829,729	-1.28%	1.27%	2.17%
BlackRock iShares® Alternative Strategies V.I. Fund - Class I
	2017		0.35%	0.40%	11.25	11.25	1,340	14,954	12.29%	12.29%	3.32%
	2016	3/16/16	0.40%	0.40%	10.02	10.02	931	9,323	2.07%	2.07%	2.49%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		0.30%	1.65%	10.81	11.21	407,399	4,445,200	10.61%	12.11%	2.80%
	2016		0.30%	1.65%	9.77	10.00	338,852	3,328,776	4.48%	5.90%	4.59%
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
ClearBridge Variable Aggressive Growth Portfolio - Class I
	2018		0.35%	0.40%	10.57	11.70	24,481	277,866	-8.71%	-8.66%	0.62%
	2017		0.35%	0.40%	12.82	12.82	24,945	309,595	15.83%	15.83%	0.58%
	2016		0.40%	0.40%	11.07	11.07	17,917	198,293	0.80%	0.80%	0.61%
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
	2014	7/24/14	0.40%	0.40%	11.22	11.22	17,600	197,454	2.42%	2.42%	0.24%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2018		0.10%	1.65%	$10.91	$11.62	1,795,427	$19,994,300	-10.06%	-8.66%	0.38%
	2017		0.10%	1.65%	12.14	12.75	1,803,465	22,255,867	14.09%	15.64%	0.27%
	2016		0.30%	1.65%	10.64	11.02	1,769,468	19,053,014	-0.72%	0.63%	0.40%
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%
	2014	6/27/14	0.30%	1.65%	11.11	11.20	423,885	4,723,066	1.61%	4.95%	0.00%
ClearBridge Variable Large Cap Growth Portfolio - Class I
	2018		0.35%	1.85%	11.29	11.33	136,890	1,549,364	-0.68%	-0.48%	0.52%
	2017	7/6/17	0.50%	0.70%	11.37	11.39	29,520	336,085	3.70%	13.04%	0.32%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2018		0.10%	3.20%	10.86	11.36	5,454,006	60,226,500	-3.08%	-0.33%	0.20%
	2017	5/25/17	0.10%	2.90%	11.20	11.40	1,230,082	13,890,453	-0.61%	12.40%	0.30%
ClearBridge Variable Mid Cap Portfolio - Class I
	2018		0.35%	0.70%	10.49	11.56	44,526	489,592	-13.09%	-12.82%	0.54%
	2017		0.35%	0.65%	13.15	13.27	41,864	533,192	12.07%	12.35%	0.50%
	2016		0.40%	0.65%	11.73	11.81	26,700	313,621	8.63%	8.90%	1.03%
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	241	2,559	2.40%	2.40%	0.28%
ClearBridge Variable Mid Cap Portfolio - Class II
	2018		0.10%	3.05%	10.10	11.47	2,947,774	32,132,683	-15.42%	-12.89%	0.19%
	2017		0.10%	3.05%	12.11	13.19	2,463,944	31,264,072	9.61%	12.21%	0.22%
	2016		0.30%	2.80%	11.01	11.76	1,886,352	21,578,620	6.09%	8.78%	0.37%
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
	2014	5/19/14	0.30%	3.00%	10.45	10.63	1,357,176	14,307,002	-0.52%	9.15%	0.20%
Columbia VP Commodity Strategy Fund - Class 1
	2018		0.35%	0.75%	9.09	9.09	21,625	196,336	-14.07%	-14.07%	0.13%
	2017	2/16/17	0.35%	0.35%	10.57	10.57	15,610	165,052	4.15%	4.15%	1.62%
Columbia VP Commodity Strategy Fund - Class 2
	2018		0.10%	1.65%	8.80	9.07	81,083	722,024	-15.45%	-14.25%	0.00%
	2017	2/6/17	0.10%	1.50%	10.41	10.58	46,856	490,574	0.10%	6.64%	4.03%
Columbia VP Emerging Markets Bond Fund - Class 1
	2018		0.35%	0.40%	10.02	10.02	30,793	308,643	-7.37%	-7.37%	5.16%
	2017	4/6/17	0.35%	0.35%	10.82	10.82	23,667	256,096	0.54%	0.54%	3.34%
Columbia VP Emerging Markets Bond Fund - Class 2
	2018		0.10%	1.65%	9.69	10.02	186,573	1,827,866	-8.90%	-7.47%	4.31%
	2017	1/12/17	0.10%	1.65%	10.64	10.83	108,726	1,163,501	0.58%	8.87%	4.81%
Columbia VP Strategic Income Fund - Class 1
	2018	4/9/18	0.35%	0.75%	10.40	10.49	73,772	772,987	-1.20%	-0.64%	3.02%
Columbia VP Strategic Income Fund - Class 2
	2018		0.10%	1.65%	10.16	10.50	420,973	4,324,540	-2.27%	-0.74%	3.23%
	2017	1/11/17	0.10%	1.65%	10.39	10.58	280,373	2,922,021	1.59%	4.10%	3.12%
Delaware VIP® Diversified Income Series - Service Class
	2018		0.10%	3.50%	8.94	16.62	126,029,978	1,874,432,584	-5.60%	-2.38%	2.99%
	2017		0.10%	3.45%	9.96	17.23	130,151,769	2,015,655,856	1.59%	4.58%	2.40%
	2016		0.30%	3.20%	9.80	16.64	117,428,902	1,764,684,263	0.03%	2.97%	2.85%
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
	2014		0.30%	3.20%	10.25	16.76	110,189,860	1,681,645,917	1.68%	4.36%	1.97%
Delaware VIP® Diversified Income Series - Standard Class
	2018		0.35%	2.15%	9.89	15.18	925,099	11,348,746	-4.21%	-2.47%	2.59%
	2017		0.35%	2.15%	10.63	15.61	524,734	6,538,451	2.98%	4.80%	2.47%
	2016		0.40%	2.15%	10.19	14.92	354,250	4,519,408	1.32%	3.11%	2.67%
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%
	2014		0.40%	2.15%	10.81	14.75	85,063	1,143,589	3.08%	4.69%	1.88%
Delaware VIP® Emerging Markets Series - Service Class
	2018		0.10%	3.20%	8.50	47.22	15,437,755	283,921,470	-18.67%	-16.11%	3.13%
	2017		0.10%	3.20%	10.46	57.28	15,125,947	340,675,270	35.82%	39.81%	0.39%
	2016		0.30%	3.20%	7.70	41.61	16,679,830	275,922,577	10.10%	13.00%	0.78%
	2015		0.60%	3.20%	6.99	37.29	18,736,964	277,740,382	-17.46%	-15.29%	0.59%
	2014		0.60%	3.20%	8.47	44.57	18,418,834	325,412,353	-11.15%	-8.82%	0.41%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Emerging Markets Series - Standard Class
	2018		0.35%	0.80%	$10.11	$11.67	55,184	$594,189	-16.48%	-16.10%	3.46%
	2017		0.35%	0.80%	12.11	12.29	41,673	522,700	39.43%	39.99%	0.55%
	2016	1/5/16	0.40%	0.80%	8.68	8.78	27,744	243,307	0.43%	16.93%	0.10%
	2014	9/17/14	0.80%	0.80%	9.06	9.06	347	3,141	-14.13%	-14.13%	0.00%
Delaware VIP® High Yield Series - Service Class
	2018		0.65%	3.15%	10.88	26.01	5,042,988	101,238,021	-7.72%	-5.38%	6.08%
	2017		0.65%	3.15%	11.79	27.70	5,990,655	129,079,479	3.92%	6.56%	5.79%
	2016		0.65%	3.15%	11.34	26.19	6,863,398	140,179,193	9.41%	12.18%	6.42%
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
	2014		0.65%	3.15%	11.49	26.04	9,085,188	183,036,976	-3.62%	-1.18%	6.66%
Delaware VIP® High Yield Series - Standard Class
	2018		1.40%	2.35%	19.62	26.99	111,578	2,230,839	-6.69%	-5.80%	6.29%
	2017		1.40%	2.35%	20.83	28.78	136,190	2,886,230	4.99%	5.99%	4.76%
	2016		1.40%	2.35%	19.65	27.28	268,686	5,329,426	10.53%	11.59%	6.80%
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
	2014		1.40%	2.35%	19.12	26.78	223,892	4,346,695	-2.60%	-1.67%	6.44%
Delaware VIP® International Value Equity Series - Standard Class
	2018		1.40%	1.65%	17.95	19.11	3,820	68,628	-18.98%	-18.79%	2.68%
	2017		1.40%	1.65%	22.10	23.59	5,355	118,444	20.50%	20.81%	1.56%
	2016		1.40%	1.65%	18.29	19.57	6,600	120,819	2.45%	2.74%	1.70%
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
	2014		1.40%	1.65%	17.97	17.97	8,854	159,204	-9.94%	-9.94%	1.34%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2018		0.20%	3.30%	8.44	12.49	104,947,521	1,167,280,295	-3.20%	-0.15%	2.42%
	2017		0.20%	3.30%	8.71	12.56	112,070,194	1,262,196,657	-1.29%	1.31%	1.80%
	2016		0.60%	3.20%	8.83	12.39	113,723,592	1,274,183,683	-1.47%	1.12%	1.30%
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
	2014		0.60%	3.20%	9.19	12.25	120,406,279	1,356,387,266	-1.75%	0.84%	1.33%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2018		0.50%	2.15%	9.39	11.87	196,006	2,049,513	-1.88%	-0.25%	2.73%
	2017		0.40%	2.15%	9.57	11.91	135,319	1,446,066	0.00%	1.56%	2.05%
	2016		0.60%	2.15%	9.57	11.73	103,856	1,115,783	-0.08%	1.48%	1.52%
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
	2014		0.60%	2.15%	9.71	11.53	115,875	1,237,024	-0.47%	1.09%	1.60%
Delaware VIP® REIT Series - Service Class
	2018		0.10%	3.20%	8.73	35.28	6,015,844	126,148,179	-10.43%	-7.61%	1.87%
	2017		0.10%	3.20%	12.08	38.68	6,667,910	155,232,449	-1.92%	0.96%	1.35%
	2016		0.30%	3.20%	12.14	38.74	7,211,037	171,756,550	2.29%	5.30%	0.93%
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
	2014		0.30%	3.20%	13.04	36.44	7,537,961	176,163,124	25.06%	28.35%	1.12%
Delaware VIP® REIT Series - Standard Class
	2018		0.35%	2.35%	8.69	43.25	139,931	3,008,503	-9.38%	-7.54%	2.09%
	2017		0.35%	2.35%	12.15	47.27	99,492	3,127,670	-0.82%	1.13%	1.60%
	2016		0.40%	2.35%	12.19	47.22	93,339	3,461,597	3.41%	5.45%	1.46%
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
	2014		0.40%	2.35%	30.35	44.21	141,768	5,926,515	26.46%	27.66%	1.33%
Delaware VIP® Small Cap Value Series - Service Class
	2018		0.10%	3.30%	8.96	42.63	13,877,293	341,699,725	-19.64%	-17.03%	0.60%
	2017		0.10%	3.30%	13.89	52.05	12,995,334	399,897,769	8.24%	11.42%	0.63%
	2016		0.30%	3.20%	12.47	47.23	12,790,973	364,314,405	26.96%	30.69%	0.68%
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%
	2014		0.30%	3.20%	14.99	39.61	14,687,106	355,732,262	2.29%	4.93%	0.34%
Delaware VIP® Small Cap Value Series - Standard Class
	2018		0.35%	3.00%	10.15	43.04	260,978	6,544,434	-19.02%	-17.01%	0.81%
	2017		0.35%	2.80%	13.77	52.40	162,616	7,202,342	9.45%	11.60%	0.86%
	2016		0.40%	2.35%	12.39	47.43	171,918	7,337,236	28.36%	30.88%	0.90%
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
	2014		0.40%	2.35%	32.00	39.58	195,050	7,559,965	3.40%	4.39%	0.56%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Smid Cap Core Series - Service Class
	2018		0.10%	3.20%	$10.60	$36.27	5,815,367	$154,997,052	-15.16%	-12.49%	0.00%
	2017		0.10%	3.20%	14.89	42.18	6,009,878	189,006,646	14.65%	18.03%	0.09%
	2016		0.30%	3.20%	12.80	36.29	6,538,038	176,907,561	4.67%	7.69%	0.00%
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
	2014		0.30%	3.15%	15.00	32.49	6,122,012	147,642,377	-0.32%	2.21%	0.00%
Delaware VIP® Smid Cap Core Series - Standard Class
	2018		0.35%	2.50%	10.66	40.66	178,235	5,996,203	-14.29%	-12.43%	0.17%
	2017		0.35%	2.50%	14.97	46.91	164,897	7,246,071	15.72%	18.17%	0.32%
	2016		0.40%	2.50%	12.71	40.10	191,484	7,381,828	5.62%	7.86%	0.22%
	2015		0.40%	2.50%	11.91	37.55	216,769	7,913,109	5.04%	7.11%	0.38%
	2014		0.40%	2.35%	28.00	35.41	238,939	8,365,583	0.75%	1.71%	0.07%
Delaware VIP® U.S. Growth Series - Service Class
	2018		0.10%	3.30%	11.74	27.48	12,173,185	278,937,112	-6.29%	-3.58%	0.00%
	2017		0.30%	3.15%	14.16	28.78	13,731,531	329,367,419	24.13%	27.72%	0.00%
	2016		0.30%	3.15%	11.09	22.76	16,337,364	309,410,670	-8.43%	-5.78%	0.38%
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
	2014		0.65%	3.15%	16.27	23.75	18,204,155	356,087,453	9.00%	11.76%	0.01%
Delaware VIP® U.S. Growth Series - Standard Class
	2018	10/9/18	0.35%	0.35%	11.94	11.94	4,726	56,412	-10.13%	-10.13%	0.00%
Delaware VIP® Value Series - Service Class
	2018		0.10%	3.45%	11.14	31.66	12,427,115	292,557,742	-6.06%	-3.10%	1.40%
	2017		0.10%	3.20%	13.76	33.25	12,651,706	315,482,010	9.96%	13.19%	1.49%
	2016		0.30%	3.20%	12.33	29.83	13,979,863	313,973,328	10.72%	13.98%	1.55%
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
	2014		0.30%	3.20%	14.77	27.25	13,857,245	287,864,246	10.12%	12.96%	1.42%
Delaware VIP® Value Series - Standard Class
	2018		0.35%	3.00%	10.56	32.94	340,862	6,718,394	-5.42%	-3.07%	1.60%
	2017		0.35%	2.80%	13.84	34.50	301,625	6,859,946	11.16%	13.34%	1.66%
	2016		0.40%	2.35%	12.26	30.88	298,300	6,917,723	11.98%	14.19%	1.74%
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
	2014		0.40%	2.35%	22.18	28.07	321,113	7,091,505	11.35%	12.41%	1.71%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2018		0.35%	2.15%	9.10	13.22	130,790	1,423,903	-11.07%	-9.46%	2.16%
	2017		0.35%	2.15%	10.23	14.64	100,462	1,263,779	5.13%	6.98%	2.27%
	2016		0.40%	2.15%	9.71	13.71	82,784	1,023,156	3.06%	4.88%	2.07%
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
	2014		0.60%	2.15%	10.30	14.06	67,124	852,273	1.30%	2.88%	1.78%
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2018		0.10%	3.20%	8.17	12.82	3,915,118	45,538,756	-12.23%	-9.44%	1.92%
	2017		0.10%	3.20%	9.31	14.23	4,202,999	54,822,983	3.67%	6.69%	2.05%
	2016		0.30%	3.20%	8.98	13.39	4,305,326	53,342,762	1.68%	4.68%	1.80%
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
	2014		0.30%	3.20%	9.76	13.91	4,275,328	55,634,524	-0.02%	2.57%	1.56%
DWS Equity 500 Index VIP Portfolio - Class A
	2018		1.30%	2.65%	16.79	29.38	231,343	4,987,545	-7.15%	-5.88%	1.68%
	2017		1.30%	2.65%	17.93	31.22	251,209	5,802,183	18.36%	19.97%	1.82%
	2016		1.30%	2.65%	15.02	26.02	314,478	5,985,795	8.70%	10.17%	1.93%
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%
	2014		1.30%	2.65%	13.79	23.66	400,529	7,058,427	10.43%	11.93%	1.88%
DWS Small Cap Index VIP Portfolio - Class A
	2018		1.30%	2.70%	16.90	33.99	88,315	2,668,032	-13.60%	-12.38%	0.99%
	2017		1.30%	2.70%	19.53	39.00	104,861	3,639,672	11.28%	12.85%	0.94%
	2016		1.30%	2.70%	17.51	34.75	117,462	3,623,104	17.86%	19.46%	1.02%
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
	2014		1.30%	2.65%	15.94	31.23	157,921	4,366,578	2.00%	3.39%	0.98%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Eaton Vance VT Floating-Rate Income Fund - ADV Class
	2018		0.35%	0.80%	$10.54	$11.05	349,424	$3,771,341	-0.73%	-0.28%	4.03%
	2017		0.35%	0.80%	10.92	11.08	323,395	3,542,426	2.86%	3.27%	3.53%
	2016		0.40%	0.80%	10.62	10.73	207,642	2,228,046	8.34%	8.77%	3.42%
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
	2014	9/22/14	0.40%	0.80%	9.94	9.97	44,060	439,056	-0.62%	-0.23%	1.00%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2018		0.10%	1.65%	10.30	10.97	2,249,181	23,547,360	-1.71%	-0.17%	3.80%
	2017		0.10%	1.65%	10.48	11.01	1,635,116	17,392,170	1.73%	3.12%	3.28%
	2016		0.30%	1.65%	10.31	10.68	1,106,306	11,525,735	7.16%	8.62%	3.15%
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
	2014	7/8/14	1.10%	1.65%	9.88	9.91	142,143	1,407,375	-1.51%	-1.22%	1.61%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2018		0.35%	0.80%	11.64	13.34	185,975	2,333,377	-7.12%	-6.70%	0.79%
	2017		0.35%	0.80%	14.10	14.31	124,900	1,754,755	20.90%	21.39%	1.03%
	2016		0.40%	0.80%	11.66	11.78	113,901	1,341,965	7.14%	7.57%	0.95%
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
	2014	9/12/14	0.40%	0.40%	10.93	10.93	11,580	126,513	3.23%	3.23%	2.01%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2018		0.10%	3.45%	10.27	32.64	39,507,929	1,003,924,856	-9.63%	-6.73%	0.44%
	2017		0.10%	3.25%	14.23	35.42	40,386,161	1,133,923,370	17.76%	21.22%	0.78%
	2016		0.30%	3.20%	11.74	29.51	42,901,310	1,016,765,625	4.34%	7.41%	0.56%
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
	2014		0.30%	3.20%	14.47	28.00	49,380,506	1,129,791,103	8.14%	10.99%	0.72%
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class
	2018	5/17/18	0.50%	1.85%	10.52	10.83	45,439	486,992	-7.08%	-5.90%	0.81%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2018		0.30%	2.90%	10.26	10.84	1,240,685	13,070,030	-8.03%	-5.66%	1.64%
	2017	1/17/17	0.30%	2.85%	11.16	11.49	535,374	6,058,541	3.45%	11.03%	1.78%
Fidelity® VIP Growth Portfolio - Initial Class
	2018		0.35%	2.50%	13.11	32.28	231,858	4,917,907	-2.64%	-0.52%	0.25%
	2017		0.35%	2.50%	15.67	32.93	216,809	4,933,313	31.81%	34.59%	0.22%
	2016		0.40%	2.50%	11.64	24.82	220,923	3,955,951	-1.69%	0.40%	0.03%
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
	2014		0.40%	2.35%	17.25	23.84	312,379	5,379,425	8.71%	9.75%	0.18%
Fidelity® VIP Growth Portfolio - Service Class 2
	2018		0.10%	3.15%	11.27	30.98	8,482,235	206,318,870	-3.53%	-0.53%	0.04%
	2017		0.10%	3.15%	14.33	31.70	8,868,563	221,914,221	30.65%	34.41%	0.08%
	2016		0.30%	3.15%	10.82	23.95	8,568,945	161,344,919	-2.57%	0.25%	0.00%
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
	2014		0.30%	3.15%	10.43	23.12	8,743,528	157,076,821	7.57%	10.29%	0.00%
Fidelity® VIP Mid Cap Portfolio - Initial Class
	2018		0.35%	0.80%	10.78	11.84	133,888	1,537,676	-15.22%	-14.84%	0.64%
	2017		0.35%	0.80%	13.71	13.90	139,425	1,896,503	19.85%	20.33%	0.79%
	2016		0.40%	0.80%	11.44	11.56	98,925	1,142,422	11.34%	11.79%	0.52%
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%
	2014	7/24/14	0.40%	0.80%	10.50	10.53	55,948	588,669	0.58%	0.70%	0.73%
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2018		0.10%	3.30%	10.13	23.07	23,027,627	482,402,220	-17.54%	-14.86%	0.41%
	2017		0.10%	3.30%	13.63	27.41	23,254,716	583,214,185	16.74%	20.18%	0.49%
	2016		0.30%	3.20%	11.39	23.02	24,449,161	518,501,410	8.40%	11.59%	0.29%
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
	2014		0.30%	3.20%	13.33	21.44	27,773,055	554,863,646	2.69%	5.40%	0.02%
Fidelity® VIP Strategic Income Portfolio - Initial Class
	2018		0.35%	0.75%	10.31	10.72	161,543	1,687,646	-3.30%	-2.91%	5.11%
	2017		0.35%	0.75%	11.05	11.05	55,269	605,430	7.36%	7.36%	3.40%
	2016		0.40%	0.40%	10.29	10.29	44,522	458,257	7.84%	7.84%	5.29%
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2018		0.10%	1.65%	$10.14	$10.66	1,732,722	$17,817,027	-4.41%	-2.92%	3.82%
	2017		0.10%	1.65%	10.61	11.00	1,452,008	15,571,124	5.79%	7.22%	3.81%
	2016		0.30%	1.65%	10.03	10.26	777,159	7,854,444	6.25%	7.69%	4.74%
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2018		0.10%	1.65%	10.20	11.16	791,445	8,059,640	-9.59%	-8.18%	0.37%
	2017		0.10%	1.65%	11.32	11.61	420,699	4,797,488	15.74%	17.14%	0.68%
	2016	3/11/16	0.30%	1.50%	9.78	9.91	196,582	1,928,167	4.03%	6.04%	0.85%
First Trust Dorsey Wright Tactical Core Portfolio - Class II
	2018	5/21/18	0.35%	0.35%	10.83	10.83	2,723	29,491	-12.86%	-12.86%	0.53%
First Trust Multi Income Allocation Portfolio - Class I
	2018		0.10%	1.65%	10.32	10.80	569,142	5,933,801	-6.00%	-4.53%	2.32%
	2017		0.10%	1.65%	10.99	11.54	502,593	5,591,237	4.31%	5.74%	2.63%
	2016		0.30%	1.65%	10.53	10.92	477,982	5,078,137	7.51%	8.96%	2.29%
	2015		0.30%	1.65%	9.80	10.02	294,772	2,903,830	-4.82%	-3.51%	2.92%
	2014	7/11/14	0.30%	1.65%	10.30	10.39	41,113	424,568	-0.28%	1.38%	1.45%
First Trust Multi Income Allocation Portfolio - Class II
	2018		0.75%	0.75%	10.01	10.01	4,008	40,117	-4.82%	-4.82%	0.72%
	2017		0.80%	0.80%	11.43	11.43	4,292	49,057	5.38%	5.38%	2.78%
	2016	11/28/16	0.80%	0.80%	10.84	10.84	4,551	49,364	1.79%	1.79%	1.46%
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2018		0.10%	3.30%	10.44	12.71	11,721,892	129,518,622	-8.00%	-5.10%	1.73%
	2017		0.20%	3.30%	12.77	13.41	7,202,721	86,187,711	11.62%	13.13%	1.75%
	2016		0.30%	1.65%	11.44	11.85	1,449,656	16,730,278	9.91%	11.40%	1.03%
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
	2014	7/16/14	0.30%	1.65%	10.57	10.66	146,866	1,555,694	3.49%	4.96%	0.17%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
	2018		0.40%	1.85%	11.15	12.82	2,873	32,956	-5.07%	-4.98%	1.01%
	2017		0.40%	0.70%	13.49	13.49	16,142	190,458	13.30%	13.30%	7.14%
	2016		0.40%	0.40%	11.91	11.91	514	6,136	11.63%	11.63%	1.14%
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Founding Funds Allocation VIP Fund - Class 1
	2018	8/3/18	0.35%	0.35%	10.75	10.75	3,571	38,377	-11.41%	-11.41%	0.00%
Franklin Founding Funds Allocation VIP Fund - Class 4
	2018		0.30%	1.65%	9.71	10.34	740,202	7,304,811	-11.06%	-9.85%	2.77%
	2017		0.30%	1.65%	10.92	11.47	732,709	8,112,121	9.95%	11.45%	2.47%
	2016		0.30%	1.65%	9.93	10.29	624,012	6,262,072	11.07%	12.58%	3.36%
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%
	2014	7/7/14	1.10%	1.65%	9.69	9.73	664,782	6,459,585	-5.07%	-3.68%	0.00%
Franklin Income VIP Fund - Class 1
	2018		0.35%	0.40%	10.85	10.97	19,153	207,839	-4.48%	-4.43%	4.93%
	2017		0.35%	0.40%	11.35	11.35	14,320	162,608	9.50%	9.50%	4.11%
	2016		0.40%	0.40%	10.37	10.37	10,100	104,717	13.88%	13.88%	4.48%
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%
Franklin Income VIP Fund - Class 2
	2018		0.60%	3.30%	9.43	16.51	30,278,073	471,959,619	-7.32%	-4.87%	4.81%
	2017		0.60%	3.20%	12.99	17.77	34,344,379	567,940,664	6.22%	9.01%	4.14%
	2016		0.60%	3.20%	12.23	16.69	37,309,015	571,348,724	10.43%	13.34%	4.55%
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
	2014		0.65%	3.20%	12.31	16.70	42,936,639	640,251,249	1.32%	3.94%	4.95%
Franklin Income VIP Fund - Class 4
	2018		0.10%	2.90%	10.07	10.93	6,771,298	70,769,556	-7.15%	-4.51%	4.54%
	2017		0.10%	2.90%	10.71	11.25	4,684,359	51,699,616	7.76%	9.22%	3.70%
	2016		0.30%	1.65%	9.94	10.30	2,486,241	24,996,694	12.01%	13.53%	4.24%
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
	2014	7/2/14	0.30%	1.65%	9.71	9.80	799,422	7,785,150	-5.16%	-4.05%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Mutual Shares VIP Fund - Class 1
	2018		0.35%	0.80%	$10.56	$11.05	53,834	$582,190	-9.22%	-9.17%	2.33%
	2017		0.35%	0.40%	12.18	12.18	71,025	860,472	8.20%	8.20%	2.52%
	2016		0.40%	0.40%	11.25	11.25	56,610	637,050	15.89%	15.89%	2.89%
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%
Franklin Mutual Shares VIP Fund - Class 2
	2018		0.60%	3.25%	9.61	17.42	40,190,663	591,454,706	-11.97%	-9.61%	2.34%
	2017		0.60%	3.25%	13.59	19.64	44,497,302	728,816,598	4.94%	7.70%	2.24%
	2016		0.60%	3.20%	12.90	18.67	47,911,586	732,978,896	12.40%	15.36%	1.83%
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
	2014		0.60%	3.20%	12.35	17.95	57,601,956	816,349,869	3.75%	6.48%	1.99%
Franklin Mutual Shares VIP Fund - Class 4
	2018		0.10%	3.10%	9.78	10.92	2,301,086	23,524,946	-11.94%	-9.25%	2.61%
	2017		0.10%	3.10%	11.48	12.06	1,435,367	16,484,322	6.48%	7.93%	2.42%
	2016		0.30%	1.65%	10.79	11.18	504,067	5,503,180	14.04%	15.59%	1.71%
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
	2014	6/27/14	1.10%	1.65%	10.13	10.16	80,873	821,201	-2.00%	0.38%	1.09%
Franklin Rising Dividends VIP Fund - Class 1
	2018		0.35%	0.40%	11.61	13.51	45,370	601,230	-5.22%	-5.17%	1.55%
	2017		0.35%	0.40%	14.25	14.25	49,056	693,179	20.37%	20.37%	1.76%
	2016		0.40%	0.80%	11.84	11.84	54,805	648,697	15.86%	15.86%	1.41%
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
	2014	12/26/14	0.40%	0.40%	10.62	10.62	8,072	85,754	-1.37%	-1.37%	0.00%
Franklin Rising Dividends VIP Fund - Class 4
	2018		0.10%	1.65%	11.79	13.36	1,708,026	21,457,458	-6.72%	-5.26%	1.16%
	2017		0.10%	1.65%	13.45	14.13	1,650,892	22,517,549	18.43%	20.04%	1.48%
	2016		0.30%	1.65%	11.35	11.77	1,393,866	16,009,437	14.04%	15.59%	1.12%
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
	2014	7/8/14	0.30%	1.65%	10.52	10.61	247,836	2,612,458	3.35%	9.47%	0.00%
Franklin Small Cap Value VIP Fund - Class 1
	2018		0.35%	0.75%	10.72	11.45	33,254	373,521	-13.04%	-12.99%	1.16%
	2017		0.35%	0.80%	12.98	13.17	47,120	616,408	10.03%	10.47%	0.79%
	2016		0.40%	0.80%	11.92	11.92	32,106	382,591	30.02%	30.02%	0.96%
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
	2014	7/24/14	0.40%	0.80%	9.89	9.92	28,306	280,716	-1.64%	-0.06%	0.00%
Franklin Small Cap Value VIP Fund - Class 4
	2018		0.10%	1.65%	10.63	11.48	593,847	6,370,979	-14.43%	-13.09%	0.73%
	2017		0.10%	1.65%	12.43	13.05	570,206	7,200,733	8.75%	10.23%	0.43%
	2016		0.30%	1.65%	11.43	11.84	515,803	5,963,669	27.99%	29.73%	0.56%
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%
	2014	6/30/14	0.30%	1.65%	9.81	9.90	74,120	729,615	-4.40%	2.72%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2018		0.35%	0.40%	11.29	12.48	32,393	382,682	-5.53%	-5.49%	0.00%
	2017		0.35%	0.80%	13.03	13.22	18,010	234,958	20.78%	21.26%	0.00%
	2016		0.40%	0.80%	10.90	10.90	18,342	199,812	3.99%	3.99%	0.00%
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2018		0.10%	1.65%	11.60	12.35	477,717	5,536,817	-7.01%	-5.55%	0.00%
	2017		0.10%	1.65%	12.47	13.10	431,083	5,462,010	19.32%	20.94%	0.00%
	2016		0.30%	1.65%	10.45	10.83	305,816	3,236,354	2.33%	3.72%	0.00%
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
	2014	6/27/14	1.10%	1.65%	10.68	10.72	59,006	631,684	1.72%	11.79%	0.00%
Goldman Sachs VIT Government Money Market Fund - Institutional Shares
	2018		0.40%	0.80%	9.91	10.10	62,918	633,355	0.92%	1.33%	1.73%
	2017		0.40%	0.80%	9.82	9.96	45,870	456,074	-0.04%	0.36%	0.75%
	2016		0.40%	0.80%	9.93	9.93	145,114	1,434,296	-0.11%	-0.11%	0.29%
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
	2014	8/13/14	0.40%	0.40%	9.98	9.98	33,096	330,156	-0.15%	-0.15%	0.01%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2018		0.30%	1.65%	$9.45	$10.06	2,387,748	$23,299,366	-0.18%	1.18%	1.46%
	2017		0.30%	1.65%	9.47	9.95	3,611,288	34,978,630	-1.13%	0.21%	0.49%
	2016		0.30%	1.65%	9.58	9.93	4,889,010	47,465,080	-1.60%	-0.26%	0.04%
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
	2014	6/27/14	0.30%	1.65%	9.90	9.98	696,493	6,913,327	-0.62%	-0.15%	0.00%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2018		0.60%	2.60%	15.09	22.42	6,191,236	126,845,108	-11.08%	-9.27%	1.00%
	2017		0.60%	2.60%	16.96	24.59	6,809,713	154,363,612	6.76%	8.85%	1.40%
	2016		0.65%	2.60%	15.88	22.59	7,309,129	152,708,651	8.43%	10.56%	1.70%
	2015		0.65%	2.60%	14.64	20.44	8,058,914	152,745,824	-7.03%	-5.20%	1.17%
	2014		0.65%	2.60%	15.74	21.56	8,521,063	170,988,409	9.72%	11.88%	1.08%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2018		0.95%	1.65%	8.48	8.70	249,024	2,161,499	-8.62%	-8.11%	2.22%
	2017		1.10%	1.65%	9.28	9.47	257,412	2,427,961	3.42%	3.99%	2.03%
	2016		0.30%	1.65%	8.97	9.10	282,396	2,561,128	-1.37%	-0.82%	0.72%
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
	2014	7/17/14	0.30%	1.65%	9.72	9.81	78,046	761,056	-3.44%	-0.96%	2.70%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares
	2018		0.35%	0.75%	9.14	9.73	21,054	202,565	-7.44%	-7.06%	3.47%
	2017		0.35%	0.80%	9.70	9.84	10,683	107,351	4.76%	5.18%	3.00%
	2016		0.40%	0.80%	9.36	9.36	6,083	56,608	0.12%	0.12%	1.90%
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
	2014	7/25/14	0.40%	0.40%	9.83	9.83	2,951	29,011	-2.79%	-2.79%	1.62%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.17%
	2017		0.10%	1.65%	8.96	9.41	536,343	4,879,730	-3.92%	-2.62%	0.77%
	2016		0.30%	1.65%	9.33	9.46	536,717	5,058,570	-0.91%	-0.36%	1.96%
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
	2014	6/30/14	1.10%	1.65%	9.79	9.82	73,914	725,079	-2.50%	-1.46%	3.93%
Goldman Sachs VIT Strategic Income Fund - Institutional Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
	2017		0.40%	0.40%	9.52	9.52	2,368	22,542	-2.43%	-2.43%	1.04%
	2016	9/28/16	0.40%	0.40%	9.75	9.75	2,517	24,556	0.75%	0.75%	1.14%
Guggenheim VT Long Short Equity
	2018		0.10%	1.65%	9.92	10.64	365,543	3,736,544	-14.36%	-13.02%	0.00%
	2017		0.10%	1.65%	11.67	12.25	405,110	4,812,811	12.97%	14.51%	0.34%
	2016		0.30%	1.65%	10.33	10.70	323,154	3,383,496	-0.99%	0.35%	0.00%
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%
	2014	7/8/14	0.40%	1.50%	10.48	10.56	32,127	337,506	3.47%	7.33%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2018		0.30%	1.65%	9.65	10.27	477,558	4,710,177	-6.63%	-5.36%	0.00%
	2017		0.30%	1.65%	10.33	10.85	448,100	4,707,985	1.98%	3.37%	0.00%
	2016		0.30%	1.65%	10.13	10.47	403,607	4,142,436	-2.11%	-0.88%	0.08%
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
	2014	7/17/14	0.40%	1.50%	10.34	10.42	48,619	504,099	3.03%	3.22%	0.00%
Hartford Capital Appreciation HLS Fund - Class IA
	2018		0.40%	0.40%	12.53	12.53	4,665	58,474	-7.33%	-7.33%	0.75%
	2017		0.40%	0.40%	13.52	13.52	7,331	99,163	21.65%	21.65%	1.12%
	2016		0.40%	0.40%	11.12	11.12	7,326	81,462	5.10%	5.10%	1.06%
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
	2014	7/24/14	0.40%	0.40%	10.51	10.51	4,695	49,359	0.91%	0.91%	1.01%
Hartford Capital Appreciation HLS Fund - Class IC
	2018		0.10%	1.65%	10.24	12.30	899,996	10,465,181	-8.93%	-7.51%	0.44%
	2017		0.10%	1.65%	12.69	13.33	926,942	11,917,596	19.52%	21.14%	0.73%
	2016		0.30%	1.65%	10.62	11.00	806,703	8,649,304	3.27%	4.67%	0.76%
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
	2014	7/7/14	1.10%	1.65%	10.40	10.43	151,210	1,575,774	0.55%	9.77%	1.81%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Huntington VA Balanced Fund
	2014		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	3.01%
Invesco V.I. American Franchise Fund - Series I Shares
	2018		1.40%	1.80%	7.41	12.58	180,290	2,134,044	-5.35%	-4.96%	0.00%
	2017		1.40%	1.80%	7.83	13.24	217,758	2,712,314	25.07%	25.57%	0.08%
	2016		1.40%	1.80%	6.26	10.54	247,786	2,457,377	0.44%	0.85%	0.00%
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
	2014		1.40%	1.80%	6.04	10.09	277,239	2,631,394	6.51%	6.93%	0.04%
Invesco V.I. American Franchise Fund - Series II Shares
	2018		1.30%	2.45%	16.25	22.35	78,152	1,328,366	-6.18%	-5.11%	0.00%
	2017		1.35%	2.45%	17.23	23.55	83,516	1,494,190	24.33%	25.36%	0.00%
	2016		1.35%	2.15%	13.82	18.79	88,012	1,262,042	-0.15%	0.65%	0.00%
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%
	2014		1.30%	2.15%	13.35	18.17	82,287	1,160,140	5.87%	6.77%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares
	2018		0.35%	0.75%	10.20	11.12	64,161	657,219	-6.83%	-6.79%	1.57%
	2017		0.35%	0.40%	11.93	11.93	66,358	741,488	9.72%	9.72%	6.19%
	2016		0.40%	0.40%	10.88	10.88	16,502	179,469	11.19%	11.19%	0.39%
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
	2014	10/6/14	0.40%	0.80%	10.21	10.24	15,983	163,613	1.17%	1.64%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2018		0.10%	1.65%	10.37	10.84	1,119,612	11,799,469	-8.24%	-7.36%	1.29%
	2017		0.30%	1.65%	11.30	11.87	1,218,734	13,988,224	8.03%	9.50%	4.05%
	2016		0.30%	1.65%	10.46	10.84	1,087,000	11,500,595	9.69%	11.18%	0.19%
	2015		0.30%	1.65%	9.54	9.75	629,069	6,040,193	-5.97%	-4.68%	5.22%
	2014	7/17/14	0.30%	1.65%	10.14	10.23	138,690	1,409,936	-1.41%	0.72%	0.00%
Invesco V.I. Comstock Fund - Series I Shares
	2018		0.35%	0.40%	11.90	11.90	12,328	145,372	-12.51%	-12.51%	1.80%
	2017		0.40%	0.40%	13.60	13.60	8,926	121,431	17.38%	17.38%	2.19%
	2016		0.40%	0.40%	11.59	11.59	10,970	127,171	16.83%	16.83%	1.75%
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund - Series II Shares
	2018		0.10%	1.65%	11.11	11.83	548,969	6,209,675	-13.80%	-12.45%	1.57%
	2017		0.10%	1.65%	12.88	13.54	409,711	5,376,964	15.65%	17.22%	2.15%
	2016		0.30%	1.65%	11.19	11.55	319,390	3,609,131	15.25%	16.64%	1.29%
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
	2014	6/27/14	0.30%	1.50%	10.50	10.58	106,746	1,123,603	0.33%	2.02%	1.00%
Invesco V.I. Core Equity Fund - Series I Shares
	2018		1.40%	2.35%	10.84	21.30	335,446	5,001,761	-11.50%	-10.66%	0.89%
	2017		1.40%	2.35%	12.18	24.02	375,246	6,275,565	10.55%	11.60%	1.01%
	2016		1.40%	2.35%	10.96	21.68	439,891	6,615,056	7.70%	8.73%	0.70%
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
	2014		1.40%	2.35%	10.93	21.78	561,170	8,378,083	5.63%	6.64%	0.84%
Invesco V.I. Core Equity Fund - Series II Shares
	2018		1.30%	2.65%	15.73	21.62	68,621	1,170,191	-11.89%	-10.78%	0.00%
	2017		1.30%	2.55%	17.74	24.23	75,828	1,453,158	10.04%	11.42%	0.78%
	2016		1.30%	2.55%	16.03	21.75	91,692	1,584,442	7.25%	8.60%	0.45%
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
	2014		1.30%	2.55%	16.12	21.93	132,515	2,328,434	5.13%	6.45%	0.67%
Invesco V.I. Diversified Dividend Fund - Series I Shares
	2018		0.35%	0.40%	10.35	12.31	37,564	394,884	-7.94%	-7.90%	3.78%
	2017		0.35%	0.40%	13.37	13.37	8,895	106,527	8.14%	8.14%	1.48%
	2016		0.40%	0.40%	12.36	12.36	2,580	31,899	14.36%	14.36%	0.84%
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
	2014	9/25/14	0.40%	0.40%	10.63	10.63	1,891	20,112	6.02%	6.02%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2018		0.10%	1.65%	$10.55	$12.32	1,465,453	$17,127,260	-9.32%	-7.90%	2.16%
	2017		0.10%	1.65%	12.66	13.30	1,528,267	19,649,940	6.57%	8.02%	1.54%
	2016		0.30%	1.65%	11.88	12.31	1,337,202	16,087,887	12.66%	14.19%	1.29%
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
	2014	7/10/14	0.30%	1.65%	10.53	10.62	66,573	703,253	0.40%	9.67%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
	2018		0.35%	0.70%	11.26	13.03	65,725	749,917	-8.24%	-8.20%	2.25%
	2017		0.35%	0.40%	14.20	14.20	4,928	69,192	18.11%	18.11%	0.80%
	2016		0.40%	0.40%	12.02	12.02	2,387	28,707	13.79%	13.79%	0.88%
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2018		0.10%	3.30%	10.74	12.95	9,815,299	110,864,159	-11.09%	-8.20%	1.14%
	2017		0.10%	3.30%	13.45	14.13	5,966,643	75,567,257	16.39%	17.97%	0.92%
	2016		0.30%	1.65%	11.56	11.98	1,336,793	15,623,413	12.08%	13.60%	0.41%
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%
	2014	7/9/14	0.30%	1.65%	10.80	10.90	136,960	1,483,592	4.07%	11.61%	0.81%
Invesco V.I. Equity and Income Fund - Series I Shares
	2018		0.35%	0.35%	10.83	10.83	3,693	39,997	-9.82%	-9.82%	2.20%
	2017		0.35%	0.35%	12.01	12.01	3,875	46,538	10.65%	10.65%	1.89%
	2016	11/11/16	0.40%	0.40%	11.79	11.79	1,537	18,139	3.99%	3.99%	0.00%
Invesco V.I. Equity and Income Fund - Series II Shares
	2018		0.10%	1.65%	10.64	11.67	1,199,440	13,403,180	-11.21%	-9.82%	1.98%
	2017		0.10%	1.65%	12.35	12.97	1,254,798	15,729,297	8.97%	10.45%	1.69%
	2016		0.30%	1.65%	11.33	11.74	658,431	7,539,819	12.96%	14.51%	1.59%
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
	2014	7/8/14	1.10%	1.65%	10.47	10.51	123,483	1,296,474	0.74%	2.15%	1.09%
Invesco V.I. International Growth Fund - Series I Shares
	2018		0.35%	3.00%	9.14	25.89	128,582	1,837,051	-17.24%	-15.32%	2.08%
	2017		0.40%	2.70%	10.93	26.72	130,870	2,274,702	19.73%	22.51%	1.41%
	2016		0.40%	2.70%	9.04	22.09	129,560	1,937,875	-3.10%	-0.85%	1.23%
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
	2014		0.40%	2.15%	13.09	26.44	143,078	2,385,899	-1.80%	-1.06%	1.50%
Invesco V.I. International Growth Fund - Series II Shares
	2018		0.10%	3.30%	8.40	25.37	2,963,605	52,694,832	-17.92%	-15.29%	1.94%
	2017		0.10%	3.25%	11.01	30.31	2,328,323	48,910,426	19.16%	22.36%	1.36%
	2016		0.30%	2.95%	9.09	25.02	1,858,589	31,241,116	-3.58%	-0.99%	1.14%
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
	2014		0.30%	2.95%	21.82	26.40	596,520	11,617,442	-2.52%	-1.25%	2.05%
Ivy VIP Asset Strategy Portfolio - Class I
	2018	8/6/18	0.35%	0.35%	10.89	10.89	708	7,705	-9.58%	-9.58%	2.00%
Ivy VIP Asset Strategy Portfolio - Class II
	2018		0.30%	1.65%	9.08	9.67	851,234	7,879,012	-6.99%	-5.72%	1.82%
	2017		0.30%	1.65%	9.76	10.25	915,038	9,072,599	16.34%	17.92%	1.56%
	2016		0.30%	1.65%	8.39	8.70	1,016,225	8,628,074	-4.16%	-2.87%	0.56%
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
	2014	7/8/14	0.30%	1.65%	9.71	9.80	423,661	4,127,237	-5.27%	-3.27%	0.00%
Ivy VIP Energy Portfolio - Class I
	2018	9/14/18	0.35%	0.35%	6.48	6.48	4,746	30,770	-34.42%	-34.42%	0.00%
Ivy VIP Energy Portfolio - Class II
	2018		0.10%	1.65%	4.56	4.86	1,101,642	5,176,189	-35.22%	-34.33%	0.00%
	2017		0.30%	1.65%	7.04	7.39	920,785	6,592,006	-14.07%	-12.91%	0.81%
	2016		0.30%	1.65%	8.19	8.49	885,207	7,342,074	32.35%	34.15%	0.11%
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
	2014	7/9/14	0.30%	1.65%	8.08	8.15	108,849	882,727	-25.22%	-10.48%	0.00%
Ivy VIP High Income Portfolio - Class I
	2018		0.35%	1.85%	10.53	10.92	73,028	795,402	-3.66%	-2.21%	2.58%
	2017	7/21/17	0.35%	1.85%	10.93	11.16	9,557	106,102	0.29%	1.40%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP High Income Portfolio - Class II
	2018		0.10%	1.65%	$10.31	$10.98	1,835,107	$19,275,895	-3.72%	-2.21%	6.24%
	2017		0.10%	1.65%	10.71	11.25	1,733,883	18,863,644	4.93%	6.36%	5.23%
	2016		0.30%	1.65%	10.21	10.58	1,227,172	12,676,987	14.29%	15.84%	6.26%
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
	2014	6/30/14	1.10%	1.65%	9.71	9.75	239,799	2,334,101	-3.71%	-2.63%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class I
	2017	8/22/17	0.35%	0.35%	11.64	11.64	9,220	107,335	7.69%	7.69%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class II
	2017		0.10%	1.65%	11.27	11.84	348,136	4,000,567	7.05%	8.50%	0.00%
	2016		0.30%	1.65%	10.53	10.91	288,852	3,081,159	11.44%	12.95%	0.00%
	2015		0.30%	1.65%	9.45	9.66	159,405	1,517,813	-10.65%	-9.43%	0.00%
	2014	7/8/14	0.30%	1.65%	10.58	10.67	37,742	400,406	1.78%	8.97%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class I
	2018		0.35%	1.85%	12.46	12.46	167,791	2,093,134	-0.30%	-0.30%	0.00%
	2017	7/24/17	0.50%	0.50%	12.50	12.50	30,953	386,773	10.48%	10.48%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class II
	2018		0.10%	1.70%	12.54	13.45	780,829	9,897,191	-1.74%	-0.16%	0.00%
	2017		0.10%	1.70%	12.77	13.50	603,080	7,888,739	24.76%	26.52%	0.00%
	2016		0.30%	1.70%	10.23	10.67	437,303	4,559,877	4.33%	5.80%	0.00%
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
	2014	7/8/14	0.60%	1.50%	10.63	10.68	63,050	672,504	1.50%	5.85%	0.00%
Ivy VIP Science and Technology Portfolio - Class I
	2018		0.35%	0.35%	12.78	12.78	22,486	287,444	-5.33%	-5.33%	0.00%
	2017	9/11/17	0.35%	0.35%	13.50	13.50	11,446	154,563	4.71%	4.71%	0.00%
Ivy VIP Science and Technology Portfolio - Class II
	2018		0.10%	1.65%	12.08	13.13	1,878,130	22,916,679	-6.79%	-5.33%	0.00%
	2017		0.10%	1.65%	12.96	13.62	1,597,622	21,104,987	29.96%	31.72%	0.00%
	2016		0.30%	1.65%	9.98	10.34	1,117,303	11,286,325	-0.12%	1.24%	0.00%
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
	2014	7/7/14	0.30%	1.65%	10.46	10.55	172,676	1,810,902	-2.84%	9.91%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class I
	2018	11/2/18	0.35%	0.35%	12.19	12.19	13,197	160,850	-12.29%	-12.29%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class II
	2018	11/2/18	0.10%	1.65%	9.20	12.39	437,543	5,159,425	-12.51%	-12.29%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2018		1.30%	2.75%	15.96	26.79	505,687	12,820,064	-2.30%	-0.87%	1.80%
	2017		1.30%	2.75%	16.33	27.02	552,754	14,184,144	14.99%	16.61%	1.37%
	2016		1.30%	2.70%	14.20	23.18	607,858	13,427,070	1.54%	2.98%	1.79%
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
	2014		1.30%	2.70%	16.63	22.76	776,151	16,990,797	5.41%	6.84%	1.51%
Janus Henderson Enterprise Portfolio - Service Shares
	2018		1.30%	2.65%	26.76	48.53	149,727	6,071,716	-3.26%	-1.94%	0.11%
	2017		1.30%	2.65%	27.62	49.49	165,010	6,869,000	23.79%	25.45%	0.14%
	2016		1.30%	2.65%	22.28	39.45	188,437	6,272,489	9.17%	10.66%	0.02%
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
	2014		1.30%	2.65%	20.14	34.81	191,245	5,735,064	9.31%	10.79%	0.03%
Janus Henderson Global Research Portfolio - Service Shares
	2018		1.35%	2.20%	15.63	20.58	37,020	626,421	-9.11%	-8.33%	0.96%
	2017		1.30%	2.20%	17.16	22.66	36,620	680,597	23.93%	25.14%	0.67%
	2016		1.30%	2.20%	13.81	18.11	46,108	685,329	-0.39%	0.49%	0.88%
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
	2014		1.30%	2.20%	14.47	18.74	62,180	960,519	4.85%	5.86%	0.95%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
	2018		0.35%	0.70%	9.97	10.04	190,274	1,905,578	-0.65%	-0.30%	2.20%
	2017	4/4/17	0.35%	0.70%	10.03	10.07	82,448	829,860	0.32%	2.08%	2.00%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2018		0.10%	3.30%	9.40	10.04	8,070,092	78,588,013	-3.32%	-0.33%	2.18%
	2017	1/9/17	0.10%	3.45%	9.69	10.07	4,769,037	47,244,356	-1.34%	2.35%	1.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2018		0.30%	2.95%	$9.96	$10.92	549,211	$5,691,991	-8.90%	-6.59%	0.00%
	2017		0.30%	2.80%	10.93	11.68	524,453	5,931,871	13.63%	16.49%	1.52%
	2016		0.30%	2.80%	9.62	10.03	373,705	3,671,654	2.91%	5.53%	3.03%
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%
JPMorgan Insurance Trust Income Builder Portfolio - Class 1
	2018		0.35%	0.35%	10.60	10.60	4,859	51,509	-4.97%	-4.97%	0.00%
	2017	5/10/17	0.35%	0.35%	11.15	11.15	5,016	55,956	6.39%	6.39%	3.73%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2018		0.10%	1.65%	10.22	10.74	302,417	3,101,853	-6.47%	-5.01%	0.00%
	2017		0.10%	1.65%	10.93	11.33	190,873	2,108,619	9.88%	11.37%	4.30%
	2016		0.30%	1.65%	9.95	10.18	118,680	1,187,403	4.46%	5.88%	3.93%
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1
	2016		0.40%	0.40%	11.64	11.64	13,142	152,944	11.58%	11.58%	0.43%
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
	2014	7/24/14	0.40%	0.40%	11.12	11.12	4,661	51,852	6.21%	6.21%	0.00%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		0.30%	1.65%	11.18	11.59	830,614	9,397,107	9.91%	11.40%	0.51%
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
	2014	6/30/14	0.30%	1.50%	11.03	11.11	143,019	1,581,231	5.93%	12.45%	0.00%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2018		0.75%	0.75%	10.62	10.62	46,187	490,404	-7.17%	-7.17%	2.01%
	2017	5/30/17	0.75%	0.75%	11.44	11.44	45,978	525,864	8.32%	8.32%	1.98%
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
	2018		0.75%	0.75%	10.71	10.71	88,973	952,775	-4.28%	-4.28%	2.02%
	2017	5/18/17	0.75%	0.75%	11.19	11.19	71,254	797,154	8.71%	8.71%	1.36%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2018		0.10%	1.65%	10.58	11.50	2,429,178	26,553,598	-5.59%	-4.11%	4.87%
	2017		0.10%	1.65%	11.44	12.02	1,942,368	22,552,589	7.42%	8.88%	5.00%
	2016		0.30%	1.65%	10.65	11.04	1,302,693	14,064,799	10.30%	11.80%	5.41%
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
	2014	7/8/14	0.40%	1.65%	9.97	10.05	157,782	1,579,707	-1.68%	-0.05%	9.97%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2018		0.10%	1.65%	12.48	14.17	946,779	12,021,337	3.17%	4.78%	0.00%
	2017		0.10%	1.65%	12.09	12.70	575,740	7,089,100	27.80%	29.53%	0.00%
	2016		0.30%	1.65%	9.46	9.81	445,510	4,270,483	-4.20%	-2.90%	0.00%
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
	2014	7/8/14	0.30%	1.65%	10.94	11.03	81,316	892,992	0.88%	6.22%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2018		0.65%	2.55%	15.31	26.83	523,001	12,464,299	-10.47%	-8.75%	1.45%
	2017		0.65%	2.55%	17.10	29.40	570,223	14,973,371	9.81%	11.85%	1.04%
	2016		0.65%	2.55%	15.57	26.28	616,910	14,504,456	12.83%	14.99%	1.04%
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
	2014		0.65%	2.55%	14.66	23.83	767,451	16,471,424	4.44%	6.45%	0.44%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2018		0.10%	1.65%	9.97	10.61	3,308,018	33,646,714	-0.50%	1.05%	3.66%
	2017		0.10%	1.65%	10.02	10.52	2,327,055	23,717,626	0.52%	1.88%	3.96%
	2016		0.30%	1.65%	9.97	10.33	1,718,707	17,339,498	1.78%	3.16%	2.90%
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
	2014	7/8/14	0.30%	1.65%	9.90	9.98	265,058	2,631,988	-1.03%	-0.55%	3.98%
LVIP American Balanced Allocation Fund - Service Class
	2018		0.10%	1.65%	10.88	11.58	4,091,681	45,133,934	-5.96%	-4.49%	1.83%
	2017		0.10%	1.65%	11.57	12.15	3,969,287	46,618,136	12.54%	14.07%	2.50%
	2016		0.30%	1.65%	10.28	10.65	2,397,182	24,891,285	4.10%	5.51%	2.17%
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%
	2014	7/21/14	1.10%	1.65%	10.14	10.18	257,979	2,624,183	-0.71%	1.70%	5.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Balanced Allocation Fund - Standard Class
	2018		0.35%	1.70%	$10.87	$14.40	534,965	$6,673,855	-5.67%	-4.39%	2.13%
	2017		0.35%	1.70%	12.08	15.11	492,146	6,910,683	12.86%	14.34%	2.48%
	2016		0.40%	1.70%	10.61	13.29	431,415	5,508,061	4.41%	5.78%	1.09%
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
	2014		0.40%	1.70%	12.25	12.72	718,032	9,024,440	3.96%	5.06%	2.37%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2018		0.20%	3.20%	11.02	12.55	28,801,703	343,993,551	-13.66%	-11.38%	0.90%
	2017		0.60%	3.20%	12.76	14.16	24,892,800	338,312,266	9.82%	12.71%	0.96%
	2016		0.60%	3.20%	11.62	12.57	19,746,245	240,375,458	13.74%	16.73%	1.41%
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
	2014	1/7/14	0.60%	3.20%	11.02	11.31	7,508,948	84,015,445	1.36%	13.56%	0.70%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2018		1.30%	2.85%	9.82	10.49	2,711,429	28,203,436	-6.06%	-4.64%	1.72%
	2017		1.30%	2.80%	10.46	11.00	2,331,383	25,476,512	8.61%	10.25%	1.87%
	2016		1.30%	2.80%	9.63	9.98	2,208,790	21,928,177	1.39%	2.92%	1.88%
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
	2014	8/13/14	1.30%	2.60%	10.02	10.07	386,653	3,890,820	-1.15%	2.81%	3.84%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2018		0.65%	0.90%	12.89	13.11	32,040	414,302	-3.93%	-3.69%	1.59%
	2017		0.65%	0.90%	13.42	13.61	53,487	718,787	11.08%	11.35%	2.19%
	2016		0.65%	0.90%	12.08	12.22	54,114	654,522	3.70%	3.96%	1.90%
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
	2014		0.65%	0.90%	12.00	12.00	46,000	552,545	4.55%	4.55%	1.72%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2018		1.30%	2.90%	9.77	10.45	7,001,878	72,491,760	-6.99%	-5.54%	1.23%
	2017		1.30%	2.85%	10.49	11.04	6,591,782	72,361,912	13.15%	14.86%	1.41%
	2016		1.30%	2.80%	9.27	9.61	6,605,037	63,222,610	0.10%	1.61%	1.36%
	2015		1.30%	2.80%	9.29	9.46	5,697,113	53,755,700	-5.97%	-4.74%	3.99%
	2014	8/18/14	1.30%	2.60%	9.88	9.93	1,928,498	19,140,578	-2.93%	2.40%	4.13%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2018		0.65%	1.70%	12.48	13.41	28,726	383,216	-5.58%	-4.58%	1.55%
	2017		0.65%	1.70%	13.22	14.05	29,311	409,997	14.80%	16.01%	1.59%
	2016		0.65%	1.70%	11.52	12.11	55,099	665,837	1.57%	2.64%	1.29%
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
	2014		0.65%	1.70%	11.91	12.26	70,567	860,217	0.83%	1.90%	2.32%
LVIP American Global Growth Fund - Service Class II
	2018		0.20%	3.30%	11.22	21.82	10,985,346	215,709,417	-12.34%	-9.57%	0.79%
	2017		0.20%	3.30%	16.73	24.22	8,541,589	189,479,395	26.87%	30.21%	0.37%
	2016		0.60%	3.20%	13.19	18.60	6,768,250	117,321,554	-2.92%	-0.37%	0.85%
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
	2014		0.60%	3.20%	13.16	17.62	5,379,314	90,301,665	-1.34%	1.26%	0.99%
LVIP American Global Small Capitalization Fund - Service Class II
	2018		0.30%	3.20%	10.93	17.07	4,160,325	64,907,233	-13.66%	-11.17%	0.67%
	2017		0.30%	3.15%	12.98	19.28	4,219,426	75,228,776	21.53%	24.67%	0.02%
	2016		0.60%	3.15%	10.68	15.46	4,400,791	63,532,834	-1.47%	1.07%	0.11%
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
	2014		0.65%	3.15%	11.20	15.38	4,607,468	67,612,887	-1.46%	1.03%	0.00%
LVIP American Growth Allocation Fund - Service Class
	2018		0.10%	1.65%	11.04	11.75	3,338,749	37,339,501	-6.89%	-5.43%	1.82%
	2017		0.10%	1.65%	11.85	12.45	2,766,360	33,355,228	15.23%	16.80%	1.80%
	2016		0.30%	1.65%	10.29	10.44	1,939,868	20,197,313	4.34%	4.92%	1.94%
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
	2014	7/8/14	1.10%	1.50%	10.16	10.18	310,305	3,156,759	-0.69%	-0.13%	5.62%
LVIP American Growth Allocation Fund - Standard Class
	2018		0.35%	1.70%	11.06	14.96	128,037	1,572,983	-6.60%	-5.33%	2.21%
	2017		0.35%	1.70%	12.56	15.85	98,042	1,336,809	15.58%	17.09%	2.01%
	2016		0.40%	1.70%	10.73	13.56	163,494	2,122,250	4.66%	6.03%	2.18%
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%
	2014		0.60%	1.70%	12.50	13.01	56,849	732,076	3.84%	4.99%	2.44%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Fund - Service Class II
	2018		0.20%	3.30%	$13.01	$27.68	25,698,923	$641,674,430	-3.87%	-0.84%	0.43%
	2017		0.20%	3.30%	19.60	28.03	21,103,350	543,233,094	23.80%	27.06%	0.42%
	2016		0.60%	3.20%	15.83	22.06	16,929,026	348,379,865	5.67%	8.45%	0.41%
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
	2014		0.60%	3.20%	14.53	19.22	16,598,196	303,438,686	4.73%	7.48%	0.99%
LVIP American Growth-Income Fund - Service Class II
	2018		0.20%	3.30%	12.11	26.23	23,957,899	564,173,304	-5.33%	-2.34%	1.60%
	2017		0.20%	3.30%	19.19	26.96	18,700,432	463,148,709	18.12%	21.23%	1.28%
	2016		0.60%	3.20%	16.25	22.17	14,615,380	303,742,739	7.66%	10.43%	1.59%
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
	2014		0.60%	3.20%	15.41	20.03	13,133,949	250,402,210	6.79%	9.60%	1.11%
LVIP American Income Allocation Fund - Standard Class
	2018		0.65%	1.85%	12.25	13.43	6,099	75,876	-4.35%	-3.18%	2.13%
	2017		0.65%	1.85%	12.94	13.87	6,344	82,336	8.41%	9.55%	2.59%
	2016		0.65%	1.70%	12.66	12.66	4,752	57,078	4.94%	4.94%	7.02%
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
	2014		0.65%	0.65%	12.23	12.23	522	6,381	5.52%	5.52%	10.93%
LVIP American International Fund - Service Class II
	2018		0.20%	3.25%	9.56	15.52	14,438,870	202,542,084	-16.27%	-13.67%	2.85%
	2017		0.20%	3.25%	12.32	18.05	11,645,093	192,818,815	27.51%	30.86%	1.00%
	2016		0.60%	3.20%	9.66	13.79	10,513,716	135,114,710	-0.10%	2.53%	0.95%
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
	2014		0.60%	3.20%	10.49	14.19	10,256,151	138,656,243	-6.06%	-3.63%	0.88%
LVIP American Preservation Fund - Service Class
	2018		0.10%	1.65%	9.38	10.23	809,961	7,804,507	-1.14%	0.40%	1.65%
	2017		0.10%	1.65%	9.49	10.21	748,104	7,257,311	-0.33%	1.02%	1.20%
	2016		0.30%	1.65%	9.52	10.10	745,043	7,237,995	-0.09%	1.26%	1.27%
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
	2014	8/25/14	1.10%	1.65%	9.69	9.82	15,494	151,898	-0.59%	-0.13%	1.21%
LVIP American Preservation Fund - Standard Class
	2018		0.40%	1.90%	9.44	10.25	18,838	186,960	-1.04%	0.25%	1.98%
	2017		0.60%	1.90%	9.54	10.22	13,101	127,785	-0.22%	1.08%	1.56%
	2016		0.60%	1.90%	9.56	10.11	12,117	118,019	0.00%	1.31%	2.38%
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
	2014		0.60%	1.90%	9.71	10.01	12,906	127,957	0.22%	1.53%	0.84%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.90%
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
	2014	7/17/14	0.30%	1.50%	10.29	10.37	125,959	1,298,239	0.94%	3.25%	4.27%
LVIP AQR Enhanced Global Strategies Fund - Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
	2014	7/25/14	0.40%	0.40%	10.38	10.38	1,429	14,825	0.34%	0.34%	1.85%
LVIP Baron Growth Opportunities Fund - Service Class
	2018		0.10%	3.45%	11.29	26.48	9,056,833	190,412,417	-7.05%	-4.03%	0.00%
	2017		0.10%	3.30%	13.62	28.39	8,384,298	187,355,105	23.23%	26.86%	0.00%
	2016		0.30%	3.20%	10.74	22.98	8,462,121	151,579,853	2.25%	5.25%	0.45%
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
	2014		0.30%	3.20%	16.68	24.24	9,552,708	175,923,220	1.55%	4.18%	0.18%
LVIP Baron Growth Opportunities Fund - Standard Class
	2018		0.35%	0.80%	12.02	13.14	58,096	749,952	-4.46%	-4.03%	0.00%
	2017		0.35%	0.80%	13.50	13.70	61,063	834,199	26.54%	27.05%	0.00%
	2016		0.40%	0.80%	10.67	10.78	59,546	641,310	4.99%	5.41%	0.75%
	2015		0.40%	0.80%	10.16	10.23	47,774	488,196	-5.29%	-4.91%	0.00%
	2014	9/22/14	0.40%	0.80%	10.73	10.76	48,824	524,975	5.18%	5.52%	0.75%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2018		0.10%	3.20%	$11.07	$17.28	61,260,076	$835,504,027	-11.03%	-8.23%	2.06%
	2017		0.10%	3.20%	12.38	19.37	59,354,687	891,999,703	12.49%	15.44%	1.66%
	2016		0.60%	3.20%	10.96	17.18	56,514,717	741,763,728	8.16%	11.01%	1.73%
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
	2014		0.60%	3.20%	10.92	17.19	35,940,252	459,214,185	-0.02%	2.61%	1.41%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2018		0.35%	0.75%	11.18	22.16	14,163	257,271	-8.60%	-8.46%	1.60%
	2017		0.60%	0.75%	24.10	24.21	24,394	547,290	15.67%	15.73%	2.06%
	2016		0.60%	0.65%	20.83	20.92	17,937	374,870	11.24%	11.30%	2.66%
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
	2014		0.60%	0.65%	19.81	19.88	17,740	351,615	2.82%	2.87%	2.46%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.66%
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
	2014		0.30%	3.20%	8.92	9.48	18,013,586	166,516,334	-8.12%	-5.70%	1.22%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.68%
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
	2014		0.60%	1.90%	9.25	9.54	13,176	123,192	-6.68%	-5.46%	1.66%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
	2018		0.30%	3.45%	8.90	10.50	84,715,124	820,794,992	-10.70%	-7.84%	0.00%
	2017		0.30%	3.45%	9.94	11.21	88,951,594	946,920,205	9.26%	12.13%	0.74%
	2016		0.60%	3.20%	9.10	9.98	94,897,830	910,479,083	-0.73%	1.84%	0.70%
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
	2014		0.65%	3.20%	9.92	10.35	74,198,915	753,659,786	-3.69%	-1.20%	0.90%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class
	2018		0.60%	1.70%	9.87	10.51	14,909	153,276	-8.80%	-7.79%	0.00%
	2017		0.60%	1.70%	10.83	11.39	15,773	176,623	11.29%	12.52%	1.06%
	2016		0.60%	1.70%	9.73	10.13	16,019	159,954	1.12%	2.24%	0.52%
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
	2014		0.60%	1.70%	10.23	10.41	28,334	292,902	-1.89%	-0.81%	0.99%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.25%	10.35	11.09	28,030,975	303,690,566	-6.43%	-3.63%	1.79%
	2017		0.30%	3.25%	11.08	11.54	17,324,993	196,900,660	10.41%	13.21%	1.60%
	2016	6/14/16	0.65%	3.15%	10.03	10.20	6,656,287	67,444,230	-1.95%	1.66%	1.90%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2018		0.10%	3.25%	8.01	11.02	73,109,637	737,319,451	-3.18%	-0.08%	4.58%
	2017		0.10%	3.25%	8.98	11.09	77,086,771	789,456,865	-1.27%	1.63%	1.66%
	2016		0.30%	3.20%	9.10	10.95	73,298,727	748,802,675	0.07%	2.66%	0.74%
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.68	11.07	74,918,783	789,620,892	-0.36%	2.21%	0.95%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2018		0.35%	2.25%	9.09	11.28	369,976	3,854,552	-1.96%	-0.08%	6.34%
	2017		0.35%	2.25%	10.02	11.32	186,517	1,969,942	0.26%	1.77%	1.91%
	2016		0.40%	1.90%	9.99	11.15	77,400	846,379	1.62%	2.95%	1.25%
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
	2014		0.60%	1.90%	10.66	11.21	45,430	500,779	1.33%	2.45%	1.58%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018	10/3/18	0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2017		0.10%	1.65%	10.08	10.58	780,213	7,973,058	3.94%	5.35%	3.39%
	2016		0.30%	1.65%	9.69	10.05	643,274	6,299,800	4.99%	6.42%	3.12%
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
	2014	7/17/14	1.10%	1.65%	9.80	9.83	97,900	961,740	-2.80%	-1.52%	6.05%
LVIP BlackRock Multi-Asset Income Fund - Standard Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.39%
	2017		0.35%	0.80%	10.49	10.64	20,304	215,941	5.08%	5.51%	3.21%
	2016		0.40%	0.80%	10.09	10.09	25,501	257,188	6.58%	6.58%	2.72%
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
	2014	10/22/14	0.40%	0.40%	9.89	9.89	21,018	207,896	-0.07%	-0.07%	38.76%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Scientific Allocation Fund - Service Class
	2018		0.30%	3.25%	$10.00	$12.72	402,976	$4,900,725	-8.62%	-5.88%	2.75%
	2017	5/30/17	0.30%	3.45%	10.73	13.63	131,268	1,703,651	0.14%	6.72%	4.69%
LVIP BlackRock Scientific Allocation Fund - Standard Class
	2018	1/22/18	0.50%	1.85%	10.65	12.36	1,685	18,973	-8.52%	-5.80%	2.56%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2018		0.20%	3.20%	10.60	11.34	27,163,811	300,600,475	-6.13%	-3.36%	1.30%
	2017		0.30%	3.20%	11.33	11.78	20,458,354	237,050,490	9.75%	12.36%	1.24%
	2016	6/13/16	0.65%	3.00%	10.33	10.48	11,369,232	118,376,390	-0.20%	4.03%	1.09%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.05%
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP Blended Core Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	10.97	12.50	23,468,956	278,943,455	-6.19%	-3.72%	0.95%
	2017		0.60%	3.20%	11.70	12.98	21,202,247	264,309,319	16.81%	19.89%	1.12%
	2016		0.60%	3.20%	10.02	10.81	20,459,234	214,840,338	5.23%	7.95%	1.10%
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
	2014	1/8/14	0.65%	3.20%	10.26	10.53	5,878,451	61,310,738	-1.30%	9.14%	2.28%
LVIP Blended Core Equity Managed Volatility Fund - Standard Class
	2018		0.65%	1.70%	12.04	12.69	5,101	63,548	-4.44%	-3.43%	1.21%
	2017		0.65%	1.70%	12.60	13.14	5,965	77,335	19.00%	20.25%	1.39%
	2016		0.65%	1.70%	10.59	10.92	6,499	70,270	7.19%	8.32%	1.17%
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
	2014	12/18/14	0.65%	1.70%	10.45	10.56	6,259	65,848	-0.99%	-0.09%	1.61%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2018		0.20%	3.20%	13.70	22.25	37,050,817	680,485,160	-7.56%	-5.12%	0.57%
	2017		0.60%	3.20%	14.82	23.63	29,637,789	582,314,071	21.86%	25.11%	0.45%
	2016		0.60%	3.20%	12.16	19.04	27,841,251	443,437,385	-4.66%	-2.15%	0.23%
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
	2014		0.60%	3.20%	13.03	19.65	13,936,492	234,535,641	1.78%	4.46%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2018		1.30%	3.20%	15.69	23.32	110,126	2,098,175	-6.96%	-5.55%	0.69%
	2017		1.30%	2.80%	16.81	24.69	114,999	2,421,970	22.65%	24.50%	0.63%
	2016		1.30%	2.80%	13.66	19.83	134,037	2,271,920	-4.04%	-2.59%	0.44%
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
	2014		1.30%	2.80%	14.36	20.35	126,910	2,252,518	2.49%	3.99%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2018		0.20%	3.20%	10.40	17.69	46,261,418	557,371,135	-3.02%	-0.47%	0.00%
	2017		0.60%	3.20%	10.68	18.19	41,804,878	509,481,841	21.30%	24.49%	0.00%
	2016		0.60%	3.20%	8.78	14.96	44,642,154	441,131,535	-1.21%	1.39%	0.00%
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
	2014		0.60%	3.20%	9.53	16.28	23,713,219	248,098,513	-10.46%	-8.14%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2018		0.65%	0.90%	22.05	22.57	3,731	82,612	-0.54%	-0.29%	0.00%
	2017		0.65%	0.90%	22.17	22.63	3,774	83,992	24.44%	24.75%	0.00%
	2016	1/29/16	0.65%	0.90%	17.82	18.14	4,436	79,489	8.24%	10.21%	0.00%
LVIP Clarion Global Real Estate Fund - Service Class
	2018		0.10%	3.20%	7.44	16.65	10,004,550	86,836,986	-11.45%	-8.66%	3.49%
	2017		0.10%	3.20%	8.37	18.76	10,742,974	103,522,831	7.10%	10.25%	4.08%
	2016		0.30%	3.20%	7.79	17.47	11,133,444	98,412,635	-2.24%	0.64%	3.57%
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
	2014		0.60%	3.20%	8.29	18.63	11,604,961	105,950,000	10.02%	12.92%	2.23%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Clarion Global Real Estate Fund - Standard Class
	2018		0.35%	0.75%	$9.20	$10.47	118,986	$1,137,599	-8.71%	-8.66%	4.99%
	2017		0.35%	0.40%	11.47	11.47	56,559	619,695	10.42%	10.42%	5.04%
	2016		0.40%	0.40%	10.39	10.39	31,155	323,593	0.78%	0.78%	3.85%
	2015		0.40%	0.40%	10.31	10.31	29,765	306,765	-1.62%	-1.62%	3.05%
	2014	9/22/14	0.40%	0.40%	10.48	10.48	27,800	291,225	5.78%	5.78%	2.84%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2018		0.30%	3.30%	9.53	10.45	14,461,226	146,057,785	-8.79%	-6.48%	0.83%
	2017		0.65%	3.15%	10.45	11.17	11,186,695	121,841,446	13.98%	16.87%	0.77%
	2016		0.65%	3.15%	9.17	9.56	8,814,090	82,886,555	0.22%	2.75%	0.83%
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%
LVIP Delaware Bond Fund - Service Class
	2018		0.10%	3.50%	8.98	14.99	256,147,176	3,430,388,924	-4.53%	-1.28%	2.90%
	2017		0.10%	3.45%	9.87	15.33	247,917,303	3,404,290,566	0.73%	3.69%	2.61%
	2016		0.30%	3.20%	9.79	14.88	228,604,065	3,059,974,255	-0.86%	2.06%	2.27%
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
	2014		0.60%	3.20%	10.20	14.83	197,607,072	2,647,516,142	2.28%	4.97%	1.75%
LVIP Delaware Bond Fund - Standard Class
	2018		0.35%	3.30%	9.87	20.01	3,989,069	66,531,942	-3.76%	-1.18%	3.06%
	2017		0.35%	3.00%	10.26	20.46	4,405,773	76,539,858	1.29%	3.96%	2.74%
	2016		0.40%	3.00%	10.13	19.88	4,909,179	84,517,844	-0.31%	2.31%	2.41%
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
	2014		0.40%	3.00%	10.43	19.82	6,086,602	106,592,128	2.84%	4.61%	1.91%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2018		0.10%	3.30%	8.32	10.34	85,170,906	807,424,645	-3.23%	-0.08%	3.41%
	2017		0.10%	3.30%	8.59	10.40	79,945,295	768,776,356	-0.94%	1.97%	0.86%
	2016		0.30%	3.20%	8.67	10.27	73,387,272	701,113,998	-1.21%	1.70%	0.00%
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
	2014		0.60%	3.20%	9.15	10.29	76,869,743	751,796,586	-2.80%	-0.24%	1.15%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2018		0.35%	2.15%	9.25	10.61	271,082	2,739,923	-1.87%	-0.08%	4.18%
	2017		0.35%	2.15%	9.42	10.65	192,061	1,963,139	0.36%	2.13%	1.20%
	2016		0.40%	2.15%	9.39	10.45	133,277	1,346,836	0.07%	1.91%	0.00%
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
	2014		0.60%	2.15%	9.66	10.41	126,128	1,279,012	-1.52%	0.01%	1.50%
LVIP Delaware Social Awareness Fund - Service Class
	2018		0.30%	3.25%	11.20	29.25	2,346,575	52,990,630	-7.84%	-5.20%	0.98%
	2017		0.30%	3.15%	17.44	31.17	2,465,434	59,997,330	16.06%	19.00%	0.92%
	2016		0.65%	3.15%	14.97	26.38	2,769,135	57,545,387	2.97%	5.57%	1.08%
	2015		0.65%	3.15%	14.48	25.16	3,033,071	60,575,856	-3.94%	-1.66%	1.08%
	2014		0.65%	3.00%	15.03	25.76	3,110,764	64,510,306	11.40%	14.05%	1.21%
LVIP Delaware Social Awareness Fund - Standard Class
	2018		0.35%	2.70%	11.57	31.51	225,365	6,038,334	-7.11%	-4.90%	1.25%
	2017		0.35%	2.70%	19.56	33.64	258,441	7,562,373	16.99%	18.64%	1.24%
	2016		0.40%	2.70%	16.68	28.51	300,322	7,450,235	3.80%	5.26%	1.38%
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
	2014		1.30%	2.80%	16.56	27.93	380,182	9,350,606	12.02%	13.71%	1.46%
LVIP Delaware Special Opportunities Fund - Service Class
	2018		0.30%	3.45%	10.73	22.75	5,161,542	78,349,155	-17.76%	-15.30%	1.12%
	2017		0.20%	3.25%	15.86	27.58	4,321,647	78,489,021	13.72%	16.58%	1.05%
	2016		0.65%	3.15%	13.91	24.21	3,768,454	59,555,277	16.27%	19.21%	1.27%
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
	2014		0.65%	3.15%	12.28	21.42	3,774,984	51,324,683	3.93%	6.56%	0.99%
LVIP Delaware Wealth Builder Fund - Service Class
	2018		0.10%	3.45%	9.69	20.22	789,961	13,277,827	-8.30%	-5.74%	2.90%
	2017		0.30%	3.05%	13.21	21.68	714,939	13,256,234	8.87%	11.18%	2.03%
	2016		0.75%	2.85%	13.09	19.62	774,824	13,171,941	2.40%	4.57%	1.28%
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%
	2014		0.65%	2.85%	13.37	19.44	1,085,243	18,532,982	1.15%	3.40%	1.94%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Wealth Builder Fund - Standard Class
	2018		1.30%	3.20%	$13.81	$21.19	202,987	$4,010,940	-7.70%	-6.44%	2.97%
	2017		0.50%	2.65%	14.94	22.65	218,079	4,613,632	9.36%	10.84%	2.24%
	2016		1.30%	2.65%	13.64	20.43	228,894	4,422,339	2.86%	4.26%	1.53%
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
	2014		1.30%	2.65%	13.76	20.12	323,940	6,233,953	1.61%	3.00%	2.22%
LVIP Dimensional International Core Equity Fund - Service Class
	2018		0.10%	3.30%	8.79	10.65	6,340,096	59,116,387	-20.31%	-17.83%	1.93%
	2017		0.10%	3.15%	11.04	11.91	3,604,821	41,630,401	23.07%	26.63%	2.41%
	2016		0.30%	3.15%	9.00	9.40	1,118,761	10,303,692	1.21%	3.93%	2.12%
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional International Core Equity Fund - Standard Class
	2018		0.35%	2.05%	9.28	10.68	812,229	8,372,725	-19.15%	-17.84%	2.75%
	2017		0.35%	1.95%	11.74	11.96	293,223	3,572,657	25.97%	26.86%	2.30%
	2016		0.40%	1.10%	9.39	9.43	159,195	1,499,132	3.83%	4.09%	3.31%
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2018		0.10%	3.20%	8.46	11.09	44,656,486	428,199,854	-18.92%	-16.37%	1.91%
	2017		0.10%	3.20%	10.44	13.36	31,059,947	360,153,651	21.88%	25.47%	2.21%
	2016		0.30%	3.20%	8.56	10.71	27,310,098	255,372,817	-1.48%	1.11%	2.01%
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
	2014		0.60%	3.20%	9.37	11.18	17,282,606	171,228,521	-10.64%	-8.29%	2.38%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2018		0.40%	1.90%	9.28	10.92	135,044	1,401,297	-17.66%	-16.42%	2.06%
	2017		0.40%	1.90%	11.10	12.61	116,992	1,457,945	23.80%	25.66%	2.21%
	2016		0.40%	1.90%	8.83	10.05	134,949	1,340,711	0.05%	1.57%	1.84%
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
	2014		0.40%	1.90%	9.91	10.39	264,344	2,731,923	-9.24%	-8.05%	2.51%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2018		0.10%	3.45%	10.72	22.57	5,956,491	108,538,504	-10.74%	-7.70%	1.38%
	2017		0.10%	3.45%	13.07	25.11	4,428,948	89,522,313	16.72%	20.10%	1.29%
	2016		0.30%	3.15%	11.54	21.47	3,051,355	52,633,212	10.69%	13.33%	1.26%
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
	2014		0.65%	2.95%	14.68	20.46	2,602,579	42,493,002	9.50%	12.04%	1.55%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2018		0.35%	2.05%	11.64	29.17	433,254	6,360,739	-8.99%	-7.62%	2.00%
	2017		0.35%	1.85%	13.15	31.66	231,772	4,175,636	19.92%	20.39%	1.79%
	2016		0.40%	0.80%	10.93	26.24	75,952	1,576,732	13.67%	13.95%	1.87%
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2018		0.10%	3.25%	10.48	11.59	4,662,832	51,330,230	-12.57%	-9.95%	1.08%
	2017		0.10%	3.15%	12.02	12.89	2,944,958	36,713,343	14.58%	17.65%	1.20%
	2016		0.30%	2.95%	10.49	10.96	1,404,206	15,056,208	13.09%	16.02%	1.85%
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2018		0.35%	2.05%	11.01	11.66	651,328	7,425,451	-11.39%	-9.96%	1.58%
	2017		0.35%	1.95%	12.87	12.95	254,296	3,256,479	17.54%	17.84%	1.46%
	2016		0.40%	0.65%	10.95	10.99	115,458	1,267,876	16.00%	16.29%	1.74%
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2018		0.10%	3.25%	11.47	17.40	48,098,585	710,674,695	-10.92%	-8.11%	0.84%
	2017		0.10%	3.20%	12.50	19.07	41,366,501	673,761,572	15.13%	18.52%	0.96%
	2016		0.30%	3.20%	10.55	16.18	35,793,467	497,404,950	7.37%	10.52%	1.05%
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%
	2014		0.30%	3.20%	13.26	16.11	21,410,663	300,277,840	1.15%	3.81%	0.90%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2018		0.35%	1.90%	$11.55	$16.19	152,998	$2,272,587	-9.53%	-8.16%	1.09%
	2017		0.40%	1.90%	12.57	17.67	139,149	2,346,796	16.93%	18.69%	0.97%
	2016		0.40%	1.90%	10.59	14.92	245,471	3,454,035	9.04%	10.69%	1.00%
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
	2014		0.40%	1.90%	14.03	14.70	332,493	4,813,792	2.73%	4.07%	1.26%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2018		0.10%	3.45%	8.94	10.90	61,620,139	621,064,769	-3.53%	-0.49%	2.00%
	2017		0.10%	3.20%	9.27	11.01	55,525,545	570,913,243	-0.55%	2.38%	1.75%
	2016		0.30%	3.20%	9.32	10.79	46,575,970	473,481,546	-1.37%	1.52%	1.36%
	2015		0.30%	3.20%	9.45	10.66	40,323,253	408,799,837	-3.09%	-0.53%	1.49%
	2014		0.60%	3.20%	9.75	10.71	32,833,097	338,067,481	1.11%	3.77%	1.65%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2018		0.35%	2.05%	9.88	11.11	1,566,765	16,207,787	-2.03%	-0.50%	2.87%
	2017		0.35%	1.90%	10.27	11.19	794,837	8,443,753	1.01%	2.53%	2.21%
	2016		0.40%	1.90%	10.17	10.94	510,152	5,443,570	0.19%	1.70%	2.04%
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
	2014		0.40%	1.90%	10.31	10.81	459,743	4,935,666	2.67%	4.01%	2.15%
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	11.06	12.81	30,888,470	372,739,460	-9.14%	-6.74%	0.93%
	2017		0.60%	3.20%	12.18	13.73	33,438,646	436,900,060	14.89%	17.91%	2.16%
	2016		0.60%	3.20%	10.60	11.65	37,192,600	416,362,394	2.87%	5.58%	0.70%
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
	2014		0.60%	3.20%	11.21	11.70	23,523,972	270,309,819	2.48%	5.18%	3.57%
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
	2018		0.60%	1.70%	12.28	13.06	8,112	104,451	-7.44%	-6.41%	1.25%
	2017		0.60%	1.70%	13.27	13.96	9,642	133,178	17.03%	18.32%	2.38%
	2016		0.60%	1.70%	11.34	11.80	17,550	205,847	4.80%	5.95%	0.54%
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
	2014		0.60%	1.70%	11.56	11.76	37,183	436,118	4.39%	5.49%	4.51%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2018		0.10%	3.20%	8.43	14.87	83,302,219	817,020,090	-12.22%	-9.64%	1.21%
	2017		0.30%	3.20%	9.57	16.53	76,900,455	842,703,383	17.29%	20.74%	1.15%
	2016		0.30%	3.20%	8.13	13.95	78,982,769	725,286,082	-1.06%	1.86%	1.22%
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
	2014		0.60%	3.20%	9.18	15.36	58,481,505	593,312,037	-5.31%	-2.82%	1.47%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
	2018	4/9/18	0.35%	0.35%	11.35	11.35	3,400	38,593	-7.40%	-7.40%	1.44%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2018		0.30%	3.25%	9.70	10.69	1,169,429	12,024,634	-6.55%	-4.14%	1.68%
	2017		0.30%	2.85%	10.25	10.46	687,730	7,423,670	8.66%	9.26%	3.30%
	2016		0.30%	1.65%	9.44	9.58	223,180	2,126,674	-0.57%	-0.02%	0.77%
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
	2014	8/11/14	1.10%	1.65%	9.95	9.98	59,280	591,623	-1.44%	0.36%	3.93%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class
	2018		0.40%	0.50%	10.70	10.70	2,977	31,886	-4.10%	-4.10%	3.10%
	2017	12/19/17	0.50%	0.50%	11.15	11.15	1,204	13,429	0.00%	0.00%	2.14%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.37	10.67	26,943,586	273,264,323	-9.74%	-7.37%	2.80%
	2017		0.60%	3.20%	10.38	11.52	28,088,590	310,357,024	7.33%	10.16%	3.19%
	2016		0.60%	3.20%	9.67	10.46	25,533,930	258,576,706	7.46%	10.29%	2.42%
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
	2014	1/9/14	0.60%	3.20%	10.10	10.37	8,583,610	87,998,782	-4.39%	8.31%	2.44%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.83	10.83	991	10,736	-7.09%	-7.09%	3.15%
	2017		0.65%	0.65%	11.66	11.66	992	11,582	10.49%	10.49%	3.52%
	2016		0.65%	0.65%	10.55	10.55	979	10,336	10.64%	10.64%	2.61%
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%
	2014	9/22/14	0.65%	0.65%	10.40	10.40	1,900	19,769	-2.92%	-2.92%	1.56%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2018	11/21/18	0.95%	2.95%	$9.61	$9.63	322,277	$3,103,080	-3.42%	-0.15%	2.93%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.20%	10.47	16.64	66,435,268	999,840,032	-7.69%	-4.98%	2.21%
	2017		0.30%	3.20%	11.91	17.63	74,111,633	1,187,595,457	6.75%	9.56%	1.97%
	2016		0.60%	3.25%	11.16	16.16	84,921,037	1,255,511,370	1.45%	4.13%	1.81%
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
	2014		0.60%	3.20%	11.62	15.72	82,528,356	1,231,323,568	2.11%	4.75%	1.84%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2018		0.65%	0.70%	17.58	17.58	13,275	211,017	-5.07%	-5.07%	2.57%
	2017		0.65%	0.65%	18.52	18.52	10,262	190,014	9.78%	9.78%	2.30%
	2016		0.65%	0.65%	16.87	16.87	10,403	175,465	4.34%	4.34%	2.26%
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
	2014	8/25/14	0.65%	0.65%	16.60	16.60	2,012	33,410	-0.15%	-0.15%	1.98%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2018		0.10%	3.35%	9.45	14.93	548,558,783	7,580,445,279	-9.50%	-6.74%	2.12%
	2017		0.20%	3.20%	12.03	16.18	577,677,484	8,675,652,133	11.71%	14.65%	2.06%
	2016		0.30%	3.20%	10.08	14.21	620,705,979	8,206,660,387	1.20%	4.17%	1.55%
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
	2014		0.30%	3.20%	11.44	14.69	608,030,501	8,257,330,275	-0.05%	2.54%	2.01%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2018		0.35%	1.85%	10.87	18.12	523,619	7,246,061	-7.91%	-6.66%	2.63%
	2017		0.35%	1.75%	17.70	19.46	454,223	7,078,462	13.69%	14.94%	3.55%
	2016		0.60%	1.70%	15.57	16.93	238,437	4,010,369	2.98%	4.12%	1.79%
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
	2014		0.60%	1.70%	15.97	16.98	241,037	4,067,734	1.72%	2.85%	2.19%
LVIP Global Income Fund - Service Class
	2018		0.10%	3.20%	8.63	12.35	52,928,016	591,653,756	-1.55%	1.55%	3.61%
	2017		0.10%	3.20%	8.76	12.23	58,319,128	651,725,297	1.49%	4.47%	0.00%
	2016		0.30%	3.20%	8.63	11.74	54,819,986	594,206,023	-2.90%	-0.04%	0.00%
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
	2014		0.60%	3.20%	9.39	12.14	51,337,307	586,449,226	-1.52%	1.08%	0.37%
LVIP Global Income Fund - Standard Class
	2018		0.35%	0.80%	10.24	10.35	58,680	600,727	1.14%	1.55%	3.73%
	2017		0.35%	0.75%	10.20	10.20	71,455	728,688	4.63%	4.63%	0.00%
	2016		0.40%	0.40%	9.75	9.75	63,816	622,192	0.11%	0.11%	0.00%
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.45%	9.51	15.66	414,825,964	5,929,571,188	-8.87%	-5.96%	2.13%
	2017		0.30%	3.45%	11.92	16.81	437,659,078	6,740,595,886	10.45%	13.36%	1.99%
	2016		0.30%	3.20%	10.10	14.92	474,208,425	6,512,157,024	0.80%	3.76%	1.45%
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
	2014		0.30%	3.20%	11.47	15.25	462,756,704	6,543,502,598	0.61%	3.26%	1.88%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2018		0.35%	1.85%	10.74	17.83	131,021	1,752,035	-7.03%	-5.76%	2.70%
	2017		0.35%	1.70%	11.38	18.98	77,338	1,243,353	12.39%	13.58%	2.70%
	2016		0.65%	1.70%	15.43	16.71	54,491	854,670	2.58%	3.67%	1.76%
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
	2014		0.65%	1.70%	15.84	15.84	36,624	583,356	2.39%	2.39%	3.93%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2018		0.10%	3.00%	9.89	10.53	1,128,923	11,460,299	-7.47%	-4.75%	2.76%
	2017		0.10%	3.00%	10.60	11.13	890,967	9,632,896	5.89%	7.32%	3.45%
	2016		0.30%	1.65%	10.01	10.16	387,317	3,924,522	6.89%	7.48%	3.28%
	2015		1.10%	1.65%	9.36	9.45	261,456	2,467,548	-5.66%	-5.14%	5.42%
	2014	7/17/14	1.10%	1.65%	9.93	9.96	59,236	589,544	-2.73%	-1.55%	6.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Goldman Sachs Income Builder Fund - Standard Class
	2018		0.35%	0.50%	$10.50	$10.66	49,691	$520,700	-4.89%	-4.80%	4.40%
	2017		0.40%	0.50%	11.19	11.19	4,122	45,899	7.50%	7.50%	3.23%
	2016		0.40%	0.40%	10.41	10.41	2,806	29,222	8.51%	8.51%	3.24%
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
	2014	9/25/14	0.40%	0.40%	10.02	10.02	1,998	20,030	-0.68%	-0.68%	2.54%
LVIP Government Money Market Fund - Service Class
	2018		0.10%	3.20%	7.65	10.11	28,189,945	261,559,670	-2.04%	1.04%	1.15%
	2017		0.10%	3.20%	7.79	10.04	22,932,493	212,678,122	-2.98%	-0.42%	0.18%
	2016		0.60%	3.20%	8.01	10.09	23,824,249	221,280,316	-3.12%	-0.58%	0.02%
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
	2014		0.60%	3.20%	8.49	10.22	27,288,172	261,892,224	-3.12%	-0.57%	0.03%
LVIP Government Money Market Fund - Standard Class
	2018		0.35%	2.70%	7.84	10.68	2,729,231	26,540,160	-1.31%	1.04%	1.39%
	2017		0.35%	2.70%	7.94	10.68	2,366,605	22,815,993	-2.26%	-0.24%	0.40%
	2016		0.65%	2.80%	8.11	10.78	2,704,726	26,325,639	-2.73%	-0.62%	0.03%
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
	2014		0.65%	2.70%	8.55	11.09	3,254,385	32,987,039	-2.64%	-0.62%	0.03%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.44	10.63	27,740,363	281,863,961	-11.98%	-9.71%	1.49%
	2017		0.60%	3.20%	10.73	11.79	27,278,604	309,727,672	7.25%	10.06%	1.08%
	2016		0.60%	3.20%	10.00	10.70	24,266,484	252,720,561	7.27%	10.04%	0.98%
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
	2014	5/21/14	0.65%	3.00%	10.16	10.32	2,962,723	30,368,858	-1.27%	5.42%	1.21%
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.15	10.39	12,372,070	122,671,215	-12.30%	-10.03%	1.37%
	2017		0.65%	3.20%	10.43	11.55	12,523,103	139,194,685	13.96%	16.90%	1.47%
	2016		0.65%	3.20%	9.21	9.88	13,120,151	125,918,995	2.73%	5.18%	0.61%
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
	2014	1/8/14	0.60%	3.00%	10.14	10.39	6,726,601	69,143,345	-2.64%	6.66%	1.51%
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
	2018		0.65%	1.70%	10.04	10.58	7,194	74,335	-10.66%	-9.71%	1.79%
	2017		0.65%	1.70%	11.23	11.71	6,995	80,392	16.09%	17.31%	1.75%
	2016		0.65%	1.70%	9.68	9.99	7,486	73,649	4.45%	5.55%	0.88%
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
	2014	12/18/14	0.65%	1.70%	10.31	10.42	7,645	79,229	-0.55%	0.20%	1.38%
LVIP JPMorgan High Yield Fund - Service Class
	2018		0.10%	3.45%	9.72	14.84	12,665,078	172,101,829	-6.15%	-3.19%	5.43%
	2017		0.10%	3.20%	11.12	15.41	12,727,012	181,491,008	3.16%	6.19%	5.79%
	2016		0.30%	3.20%	10.63	14.55	12,636,264	171,948,352	9.42%	12.64%	4.85%
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
	2014		0.60%	3.20%	11.25	13.61	11,221,017	145,022,804	-0.65%	1.97%	4.03%
LVIP JPMorgan High Yield Fund - Standard Class
	2018		0.35%	1.85%	10.53	10.98	93,948	997,596	-3.34%	-3.19%	8.40%
	2017		0.35%	0.50%	11.34	11.34	27,781	306,541	6.35%	6.35%	7.35%
	2016		0.40%	0.40%	10.67	10.67	12,688	135,347	12.81%	12.81%	6.53%
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%
LVIP JPMorgan Retirement Income Fund - Service Class
	2018		0.30%	3.25%	9.79	11.92	464,547	5,132,732	-7.39%	-5.05%	4.26%
	2017	6/7/17	0.30%	2.80%	10.45	12.66	128,472	1,516,322	0.25%	4.32%	5.72%
LVIP JPMorgan Retirement Income Fund - Standard Class
	2018		0.50%	0.70%	10.39	10.70	80,708	838,927	-5.19%	-5.01%	3.01%
	2017	7/6/17	0.50%	0.70%	10.94	11.29	70,347	769,846	1.22%	5.17%	5.89%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2018		0.10%	3.20%	10.51	18.01	43,871,855	534,005,530	-14.79%	-12.10%	1.15%
	2017		0.10%	3.20%	12.08	21.08	44,152,217	619,609,616	10.80%	14.06%	0.82%
	2016		0.30%	3.20%	10.59	18.98	42,499,005	528,788,436	6.27%	9.39%	0.53%
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
	2014		0.60%	3.20%	11.52	19.93	24,046,021	305,870,193	4.45%	7.20%	0.67%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2018		0.60%	1.70%	$10.42	$23.10	13,830	$237,237	-13.29%	-12.33%	1.34%
	2017		0.60%	1.70%	23.96	26.34	15,058	300,920	12.76%	14.00%	1.00%
	2016		0.60%	1.70%	21.25	23.11	11,443	261,009	8.16%	9.35%	0.67%
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
	2014	3/11/14	0.60%	0.90%	22.67	23.04	3,485	80,064	2.19%	6.57%	1.70%
LVIP Loomis Sayles Global Growth Fund - Service Class
	2018	6/4/18	0.95%	1.50%	9.03	9.06	7,016	63,472	-13.09%	-4.17%	0.07%
LVIP Loomis Sayles Global Growth Fund - Standard Class
	2018	8/8/18	0.35%	0.35%	9.11	9.11	1,153	10,505	-11.97%	-11.97%	0.20%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.09	10.53	39,102,394	389,354,699	-11.34%	-9.01%	1.99%
	2017		0.60%	3.20%	10.25	11.57	26,368,211	290,445,820	24.56%	27.85%	1.22%
	2016		0.60%	3.20%	8.23	9.03	22,793,487	198,252,903	-4.65%	-2.19%	1.05%
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
	2014		0.65%	3.20%	8.93	9.31	9,592,942	87,740,296	-10.27%	-7.95%	0.77%
LVIP MFS International Growth Fund - Service Class
	2018		0.10%	3.30%	8.93	16.75	17,261,570	188,443,345	-11.30%	-8.55%	1.11%
	2017		0.10%	3.15%	10.03	18.40	15,586,440	189,669,952	27.46%	31.14%	0.91%
	2016		0.30%	3.15%	7.85	13.89	16,044,331	151,467,517	-1.74%	1.10%	1.21%
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
	2014		0.60%	3.15%	8.11	13.77	16,020,823	152,281,315	-8.09%	-5.86%	0.81%
LVIP MFS International Growth Fund - Standard Class
	2018		0.35%	0.40%	11.45	11.58	41,452	480,070	-8.64%	-8.56%	2.14%
	2017		0.35%	0.40%	12.53	12.53	655	8,271	31.35%	31.35%	0.33%
	2016		0.40%	0.40%	9.54	9.54	3,226	30,783	1.26%	1.26%	1.31%
	2015		0.40%	0.40%	9.42	9.42	2,315	21,813	0.89%	0.89%	1.04%
	2014	12/26/14	0.40%	0.40%	9.34	9.34	1,030	9,625	-1.20%	-1.20%	0.00%
LVIP MFS Value Fund - Service Class
	2018		0.10%	3.45%	10.78	21.42	50,948,330	840,483,201	-13.14%	-10.31%	1.48%
	2017		0.10%	3.30%	13.91	24.00	52,202,443	977,449,408	13.64%	16.98%	1.53%
	2016		0.30%	3.20%	12.06	20.74	53,858,219	875,717,211	10.20%	13.44%	1.58%
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
	2014		0.30%	3.20%	12.38	19.49	59,468,552	879,626,819	6.76%	9.52%	2.18%
LVIP MFS Value Fund - Standard Class
	2018		0.35%	0.75%	10.73	12.72	148,603	1,615,051	-10.66%	-10.31%	2.23%
	2017		0.35%	0.75%	14.18	14.18	125,807	1,528,474	17.16%	17.16%	4.52%
	2016		0.40%	0.40%	12.11	12.11	4,009	48,535	13.60%	13.60%	5.43%
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
	2014	12/11/14	0.40%	0.40%	10.76	10.76	635	6,835	0.95%	0.95%	2.30%
LVIP Mondrian International Value Fund - Service Class
	2018		0.10%	3.45%	8.96	21.54	18,142,609	240,843,856	-14.70%	-11.79%	2.90%
	2017		0.10%	3.45%	10.32	24.72	18,524,542	283,807,930	17.23%	20.68%	3.00%
	2016		0.30%	3.20%	8.67	20.70	21,180,600	272,429,401	0.49%	3.44%	2.49%
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
	2014		0.63%	3.18%	9.51	21.36	22,620,521	301,725,103	-5.83%	-3.40%	3.72%
LVIP Mondrian International Value Fund - Standard Class
	2018		0.35%	2.70%	9.61	23.04	437,295	9,232,697	-13.84%	-11.83%	3.01%
	2017		0.40%	2.70%	10.90	26.51	489,746	12,000,558	18.11%	20.86%	3.26%
	2016		0.40%	2.70%	9.02	22.26	563,743	11,558,237	1.24%	3.60%	2.65%
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%
	2014		0.40%	2.70%	11.90	23.08	718,501	15,332,417	-5.14%	-3.80%	3.77%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.20	10.35	5,414,305	53,649,866	-11.44%	-9.15%	0.79%
	2017		0.65%	3.20%	10.48	11.40	3,854,785	42,403,471	16.69%	19.40%	1.53%
	2016		0.65%	2.95%	8.98	9.55	2,966,496	27,561,808	2.47%	4.85%	1.34%
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
	2014	5/19/14	0.80%	2.95%	9.72	9.85	516,390	5,056,784	-5.26%	2.70%	3.04%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class
	2018		0.40%	0.65%	$10.53	$10.53	3,016	$31,892	-8.82%	-8.82%	0.32%
	2017		0.65%	0.90%	11.44	11.54	19,155	219,290	19.53%	19.83%	1.69%
	2016	10/20/16	0.65%	0.90%	9.57	9.63	19,155	183,420	3.51%	6.60%	1.56%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2018		0.10%	3.45%	9.14	10.48	48,400,783	477,584,323	-2.32%	0.80%	2.34%
	2017		0.10%	3.25%	9.37	10.42	40,527,858	402,456,330	-1.76%	1.13%	1.56%
	2016		0.30%	3.20%	9.54	10.30	35,691,768	354,904,492	-0.85%	2.07%	1.46%
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
	2014	5/19/14	0.30%	3.20%	9.81	9.99	5,401,272	53,510,888	-1.61%	-0.19%	0.98%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2018		0.35%	1.90%	9.84	10.55	516,938	5,300,808	-0.79%	0.80%	1.89%
	2017		0.35%	1.90%	9.99	10.47	608,010	6,280,671	-0.03%	1.27%	2.07%
	2016		0.40%	1.70%	9.99	10.34	421,166	4,329,929	0.90%	2.22%	2.08%
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
	2014	9/2/14	0.40%	0.80%	9.98	10.00	8,434	84,176	-0.60%	-0.33%	0.60%
LVIP SSGA Bond Index Fund - Service Class
	2018		0.10%	3.45%	8.90	12.96	77,456,544	891,156,307	-3.95%	-0.67%	2.42%
	2017		0.10%	3.45%	9.44	13.12	84,121,596	990,620,741	-0.32%	2.61%	2.20%
	2016		0.30%	3.20%	9.47	12.77	83,509,614	973,288,022	-1.18%	1.42%	1.88%
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
	2014		0.60%	3.15%	9.87	12.68	83,120,936	981,948,234	2.21%	4.85%	1.59%
LVIP SSGA Bond Index Fund - Standard Class
	2018		0.35%	1.95%	9.81	12.57	512,198	5,295,579	-2.15%	-0.67%	3.37%
	2017		0.35%	1.85%	10.58	12.69	240,908	2,641,603	1.29%	2.77%	3.81%
	2016		0.40%	1.85%	10.44	12.37	97,988	1,137,611	0.55%	1.87%	2.25%
	2015		0.40%	1.70%	10.25	12.17	63,453	741,796	-1.44%	-0.15%	3.31%
	2014		0.40%	1.70%	11.48	12.21	37,055	423,147	3.97%	5.12%	3.37%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2018		0.30%	3.10%	9.58	13.47	5,294,780	65,444,107	-7.49%	-5.19%	2.06%
	2017		0.65%	3.10%	11.93	14.20	5,468,134	72,050,831	7.17%	9.72%	1.98%
	2016		0.65%	3.00%	11.13	12.94	5,673,438	68,792,985	1.65%	4.06%	1.68%
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
	2014		0.65%	3.00%	11.42	12.67	5,037,227	61,012,308	1.38%	3.79%	1.59%
LVIP SSGA Conservative Index Allocation Fund - Standard Class
	2018	9/4/18	0.50%	0.50%	10.39	10.39	7,825	81,305	-4.90%	-4.90%	2.40%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2018		0.10%	3.00%	10.43	13.35	12,532,484	154,149,212	-8.05%	-5.35%	2.50%
	2017		0.10%	3.00%	11.54	14.19	14,275,446	188,332,607	6.19%	9.10%	3.10%
	2016		0.30%	3.00%	10.58	13.05	15,154,704	185,475,352	3.42%	6.25%	1.87%
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
	2014		0.65%	3.15%	11.07	12.67	15,729,078	189,999,017	2.01%	4.59%	2.21%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2018		0.35%	0.75%	10.39	10.98	91,376	975,261	-5.39%	-5.34%	3.57%
	2017		0.35%	0.80%	11.44	11.60	58,990	678,713	8.82%	9.26%	3.28%
	2016		0.40%	0.80%	10.62	10.62	55,420	588,244	6.41%	6.41%	2.16%
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%
	2014	11/17/14	0.40%	0.40%	10.21	10.21	16,276	166,185	0.41%	0.41%	3.83%
LVIP SSGA Developed International 150 Fund - Service Class
	2018		0.10%	3.45%	8.96	14.42	12,708,245	135,853,448	-18.31%	-15.53%	3.30%
	2017		0.10%	3.45%	11.49	17.19	12,699,387	163,216,281	19.61%	22.89%	4.13%
	2016		0.30%	3.00%	9.59	14.06	12,907,507	136,821,705	6.23%	9.14%	3.24%
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
	2014		0.30%	3.00%	9.72	14.04	13,887,185	145,571,689	-2.33%	-0.01%	2.97%
LVIP SSGA Developed International 150 Fund - Standard Class
	2018		0.35%	1.90%	9.94	17.44	50,448	602,863	-16.83%	-15.53%	3.88%
	2017		0.35%	1.90%	11.82	20.69	38,516	589,596	21.25%	23.08%	4.71%
	2016		0.40%	1.90%	9.64	16.85	31,097	410,684	7.66%	9.29%	3.96%
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
	2014		0.40%	1.90%	11.38	16.18	18,936	253,336	-0.99%	0.26%	6.42%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2018		0.10%	3.45%	$7.46	$12.62	14,269,233	$161,169,585	-15.51%	-12.63%	4.25%
	2017		0.10%	3.45%	8.80	14.86	14,293,707	187,818,258	19.68%	23.14%	2.43%
	2016		0.30%	3.15%	7.35	12.39	14,979,878	161,977,817	11.59%	14.81%	2.32%
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
	2014		0.65%	3.15%	8.22	13.79	14,465,410	169,702,676	-6.60%	-4.24%	2.73%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2018		0.35%	1.90%	8.42	16.19	279,695	3,189,674	-13.96%	-12.62%	5.71%
	2017		0.35%	1.90%	9.79	18.57	104,709	1,455,002	21.51%	23.34%	3.66%
	2016		0.40%	1.90%	8.06	15.09	46,544	613,567	13.26%	14.97%	2.64%
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
	2014		0.40%	1.90%	8.74	15.95	30,189	462,463	-5.19%	-3.95%	3.72%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
	2018	11/29/18	0.95%	1.70%	10.07	10.08	19,991	201,410	-3.28%	2.66%	0.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2018		0.10%	3.25%	9.07	13.66	60,617,466	741,127,737	-11.33%	-8.50%	2.53%
	2017		0.10%	3.25%	10.19	15.01	64,699,507	876,608,907	10.92%	13.84%	3.73%
	2016		0.60%	3.20%	9.65	13.16	69,737,202	837,564,233	2.04%	4.68%	1.56%
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
	2014		0.65%	3.20%	10.37	14.21	70,165,415	885,053,206	0.44%	3.04%	2.19%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2018		0.35%	1.85%	10.59	16.60	47,991	709,882	-9.86%	-8.50%	2.95%
	2017		0.35%	1.85%	11.20	18.20	45,251	746,498	13.78%	14.07%	4.70%
	2016		0.60%	0.90%	15.67	16.02	35,235	541,568	4.68%	4.99%	1.77%
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
	2014		0.60%	1.70%	15.44	16.42	13,756	222,653	2.22%	3.34%	3.08%
LVIP SSGA International Index Fund - Service Class
	2018		0.10%	3.45%	8.07	14.03	28,645,675	263,191,585	-16.84%	-14.01%	2.45%
	2017		0.10%	3.45%	9.65	16.40	27,441,468	297,443,272	20.71%	24.01%	2.39%
	2016		0.30%	3.00%	7.98	13.27	29,233,587	258,367,811	-2.24%	0.44%	2.67%
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
	2014		0.60%	3.00%	8.51	13.40	29,861,518	274,485,051	-8.86%	-6.69%	2.42%
LVIP SSGA International Index Fund - Standard Class
	2018		0.35%	1.90%	9.65	16.03	377,158	4,186,706	-15.33%	-14.00%	3.26%
	2017		0.35%	1.90%	11.23	18.69	184,593	2,430,775	22.35%	24.19%	4.13%
	2016		0.40%	1.90%	9.04	15.08	78,843	884,263	-0.90%	0.59%	3.11%
	2015		0.40%	1.90%	8.99	15.02	73,618	794,436	-3.08%	-1.61%	3.25%
	2014		0.40%	1.90%	14.38	15.29	32,119	416,234	-7.43%	-6.41%	3.97%
LVIP SSGA International Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	7.98	10.96	38,296,866	330,913,970	-15.19%	-12.69%	2.02%
	2017		0.30%	3.20%	9.41	12.55	37,807,569	378,840,654	20.05%	23.59%	1.97%
	2016		0.30%	3.20%	7.85	8.47	40,902,999	335,913,199	-6.79%	-4.38%	2.07%
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%
	2014	1/7/14	0.60%	3.00%	9.04	9.26	1,647,011	15,091,764	-12.34%	-4.71%	4.04%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2018		0.65%	1.90%	8.62	9.18	15,562	137,180	-13.86%	-12.77%	2.29%
	2017		0.65%	1.90%	10.01	10.52	15,347	156,282	21.93%	23.46%	2.15%
	2016	11/15/16	0.65%	1.90%	8.21	8.52	17,317	143,926	-0.49%	2.33%	1.29%
LVIP SSGA Large Cap 100 Fund - Service Class
	2018		0.10%	3.45%	11.27	26.17	14,080,296	287,652,940	-14.34%	-11.42%	1.90%
	2017		0.10%	3.45%	14.76	30.40	14,865,283	350,328,436	14.79%	18.11%	2.66%
	2016		0.30%	3.15%	12.68	26.43	15,129,275	306,974,425	17.47%	20.86%	2.01%
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
	2014		0.30%	3.15%	16.62	24.32	17,880,867	325,179,992	12.83%	15.68%	2.22%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2018		0.35%	2.15%	11.39	33.57	158,212	2,872,204	-13.00%	-11.42%	2.27%
	2017		0.35%	2.15%	14.84	37.99	132,109	2,975,978	16.23%	18.28%	3.00%
	2016		0.40%	2.15%	12.73	32.18	102,562	2,268,617	18.94%	21.04%	2.27%
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
	2014		0.40%	2.15%	17.50	28.02	73,723	1,636,051	14.24%	15.97%	3.30%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	$11.44	$13.21	39,380,761	$493,738,934	-7.88%	-5.50%	1.69%
	2017		0.60%	3.20%	12.42	14.01	27,776,939	371,051,510	16.99%	20.06%	1.68%
	2016		0.60%	3.20%	10.62	11.65	23,551,490	264,499,043	4.53%	7.23%	1.64%
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
	2014		0.65%	3.20%	11.12	11.56	8,699,562	98,855,910	3.09%	5.54%	3.16%
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
	2017		0.90%	0.90%	13.98	13.98	2,732	38,211	20.01%	20.01%	1.77%
	2016		0.65%	0.90%	11.65	11.77	2,856	33,289	7.23%	7.56%	1.64%
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
	2014		0.65%	0.65%	11.61	11.61	122	1,417	5.82%	5.82%	1.92%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2018		0.10%	3.45%	10.51	11.23	5,756,164	62,231,119	-14.38%	-11.68%	1.63%
	2017	1/10/17	0.10%	3.20%	12.27	12.72	2,684,939	33,602,055	3.93%	13.37%	1.91%
LVIP SSGA Mid-Cap Index Fund - Standard Class
	2018		0.35%	2.25%	10.78	11.23	251,849	2,809,029	-13.34%	-11.68%	2.05%
	2017	1/31/17	0.35%	2.25%	12.44	12.71	98,808	1,251,408	4.01%	13.56%	2.01%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2018		0.30%	3.25%	9.80	14.76	15,866,273	214,581,827	-9.49%	-6.78%	1.98%
	2017		0.30%	3.25%	12.55	15.88	15,573,508	228,699,375	10.67%	13.58%	1.97%
	2016		0.60%	3.20%	11.34	13.98	15,471,018	201,980,295	3.02%	5.74%	1.71%
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
	2014		0.60%	3.20%	11.56	13.53	14,787,994	190,721,763	0.87%	3.53%	1.85%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2018		0.50%	0.50%	10.66	10.66	92,882	990,353	-6.74%	-6.74%	5.18%
	2017	11/10/17	0.40%	0.40%	11.45	11.45	2,534	29,013	0.10%	0.10%	0.78%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2018		0.10%	3.30%	9.79	14.55	50,332,512	672,244,719	-10.28%	-7.45%	2.71%
	2017		0.10%	3.20%	10.88	15.80	54,924,113	805,056,033	9.31%	12.52%	3.64%
	2016		0.30%	3.20%	10.73	14.14	58,020,140	765,659,421	5.57%	8.68%	1.91%
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
	2014		0.60%	3.20%	11.58	13.53	64,486,754	830,390,736	1.98%	4.66%	2.42%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2018		0.35%	0.40%	10.66	11.23	78,803	847,508	-7.49%	-7.45%	3.72%
	2017		0.35%	0.50%	12.14	12.14	15,542	186,952	12.69%	12.69%	3.59%
	2016		0.40%	0.40%	10.77	10.77	17,127	184,448	8.83%	8.83%	2.20%
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2018		0.10%	3.25%	10.76	15.08	14,587,041	196,125,727	-10.61%	-7.93%	2.01%
	2017		0.30%	3.25%	12.96	16.44	12,510,291	191,068,011	13.00%	15.92%	1.95%
	2016		0.65%	3.20%	11.47	14.18	12,371,754	164,534,401	3.73%	6.41%	1.74%
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
	2014		0.65%	3.20%	11.69	13.73	12,652,800	166,055,729	0.48%	3.08%	1.91%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2018		0.50%	0.70%	10.79	11.08	220,084	2,381,036	-8.07%	-7.89%	2.36%
	2017	6/6/17	0.50%	0.70%	11.71	12.06	23,825	280,660	5.16%	5.25%	8.08%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2018		0.10%	3.15%	10.73	15.13	27,815,521	386,000,586	-11.27%	-8.70%	2.84%
	2017		0.30%	3.15%	12.29	16.63	29,879,947	460,977,499	11.06%	14.27%	3.89%
	2016		0.30%	3.15%	10.75	14.60	30,504,640	416,609,301	6.78%	9.87%	2.00%
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
	2014		0.30%	3.20%	11.89	13.94	32,084,393	426,551,480	1.71%	4.34%	2.70%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2018		0.35%	0.75%	10.67	11.30	187,679	2,041,451	-8.88%	-8.52%	2.86%
	2017		0.35%	0.75%	12.35	12.35	197,527	2,352,949	14.44%	14.44%	8.28%
	2016	3/28/16	0.40%	0.40%	10.79	10.79	59,649	643,902	9.35%	9.35%	2.17%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA S&P 500 Index Fund - Service Class
	2018		0.10%	3.45%	$11.84	$24.20	53,725,853	$1,009,694,677	-8.10%	-4.97%	1.60%
	2017		0.10%	3.45%	14.59	26.20	53,968,245	1,097,923,484	17.45%	20.90%	1.69%
	2016		0.30%	3.20%	12.12	22.25	53,129,556	911,586,037	7.97%	11.14%	1.67%
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
	2014		0.30%	3.20%	13.72	20.98	54,354,571	857,087,479	9.58%	12.41%	1.65%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2018		0.35%	2.80%	11.79	31.03	2,924,804	51,329,907	-7.28%	-4.98%	1.97%
	2017		0.35%	2.80%	14.88	32.74	2,171,477	46,493,445	18.29%	21.09%	1.98%
	2016		0.40%	2.75%	12.29	27.09	2,040,659	38,550,462	8.72%	11.31%	2.00%
	2015		0.40%	2.75%	11.04	24.39	1,975,673	32,697,167	-1.43%	0.77%	1.83%
	2014		0.40%	2.60%	14.85	24.25	2,174,940	36,149,470	10.52%	12.75%	1.88%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2018	5/21/18	0.30%	3.45%	9.92	10.12	4,337,495	43,554,591	-0.34%	1.09%	2.62%
LVIP SSGA Short-Term Bond Index Fund - Standard Class
	2018	6/25/18	0.35%	0.70%	10.06	10.12	70,994	718,337	0.53%	1.06%	2.39%
LVIP SSGA Small-Cap Index Fund - Service Class
	2018		0.10%	3.45%	10.56	21.92	21,129,599	304,238,227	-14.59%	-11.68%	0.79%
	2017		0.10%	3.45%	13.59	25.53	18,697,055	311,264,760	10.34%	13.58%	0.78%
	2016		0.30%	3.20%	12.01	23.08	18,469,172	274,904,324	16.59%	20.02%	1.06%
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
	2014		0.30%	3.20%	12.25	21.40	20,318,198	272,886,482	1.12%	3.77%	0.58%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2018		0.35%	1.90%	11.01	28.11	578,940	8,557,018	-13.04%	-11.68%	1.16%
	2017		0.35%	1.90%	13.86	31.91	335,888	6,541,645	12.06%	13.75%	1.29%
	2016		0.40%	1.90%	12.19	28.11	139,819	3,132,109	18.41%	20.20%	1.51%
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
	2014		0.40%	1.90%	16.08	24.74	66,149	1,427,063	2.70%	4.05%	1.00%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2018		0.10%	3.45%	9.88	22.51	6,352,589	125,142,430	-16.60%	-13.76%	2.87%
	2017		0.10%	3.45%	12.98	26.86	6,080,391	142,582,271	2.73%	5.75%	2.33%
	2016		0.30%	3.20%	12.46	26.08	5,867,521	132,384,924	25.93%	29.37%	1.87%
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%
	2014		0.30%	3.15%	14.46	22.94	5,695,923	110,563,563	0.82%	3.37%	3.13%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2018		0.35%	2.15%	10.25	28.87	186,912	3,034,293	-15.30%	-13.76%	2.82%
	2017		0.35%	2.15%	13.24	33.56	181,410	3,360,719	4.07%	5.90%	2.98%
	2016		0.40%	2.15%	12.51	31.75	90,681	2,178,215	27.32%	29.57%	2.13%
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
	2014		0.40%	2.15%	15.23	26.52	75,395	1,469,320	2.08%	3.68%	4.59%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2018		0.20%	3.20%	10.01	11.59	39,282,891	430,380,066	-12.22%	-9.90%	1.42%
	2017		0.60%	3.20%	11.41	12.87	29,932,926	366,876,336	10.29%	13.19%	1.21%
	2016		0.60%	3.20%	10.34	11.37	24,557,411	268,442,037	11.48%	14.42%	1.04%
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
	2014		0.60%	3.20%	10.52	10.96	8,275,647	89,207,699	-4.73%	-2.27%	1.30%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2018		0.65%	1.70%	11.05	11.72	4,529	52,386	-10.67%	-9.73%	1.04%
	2017		0.65%	1.70%	12.37	12.99	7,334	94,376	12.23%	13.42%	1.34%
	2016		0.65%	1.70%	11.02	11.45	11,735	133,709	13.46%	14.66%	0.99%
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
	2014		0.65%	1.70%	11.01	11.01	7,373	80,913	-2.04%	-2.04%	1.29%
LVIP T. Rowe Price 2010 Fund - Service Class
	2018		0.75%	2.80%	10.58	13.42	419,783	5,119,178	-7.10%	-5.17%	1.79%
	2017		0.75%	2.80%	11.39	14.15	448,516	5,814,930	6.34%	8.55%	1.71%
	2016		0.75%	2.80%	10.71	13.04	430,449	5,156,296	1.30%	3.39%	1.70%
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
	2014		0.75%	2.80%	11.08	12.95	466,189	5,629,418	1.63%	3.73%	1.55%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price 2020 Fund - Service Class
	2018		0.75%	2.80%	$10.22	$12.97	734,500	$8,570,594	-8.42%	-6.52%	1.56%
	2017		0.75%	2.80%	11.16	13.88	806,673	10,174,646	8.66%	10.91%	1.63%
	2016		0.75%	2.80%	10.27	12.51	903,261	10,363,985	1.32%	3.42%	1.63%
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
	2014		0.75%	2.80%	10.69	12.50	1,237,075	14,457,969	1.25%	3.35%	1.53%
LVIP T. Rowe Price 2030 Fund - Service Class
	2018		0.75%	2.85%	9.83	12.55	367,010	4,101,217	-10.41%	-8.51%	1.40%
	2017		0.75%	2.85%	10.98	13.72	414,963	5,122,956	10.01%	12.35%	1.69%
	2016		0.75%	2.85%	9.98	12.21	451,618	5,018,195	0.55%	2.68%	1.39%
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
	2014		0.75%	2.85%	10.52	12.34	643,512	7,396,794	0.98%	3.12%	1.59%
LVIP T. Rowe Price 2040 Fund - Service Class
	2018		0.90%	2.85%	9.25	11.27	379,703	4,037,428	-11.51%	-9.99%	1.37%
	2017		1.15%	2.85%	10.46	12.52	394,944	4,703,122	11.13%	13.04%	1.85%
	2016		1.15%	2.85%	9.41	11.08	372,684	3,943,414	0.64%	2.36%	1.15%
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
	2014		1.15%	2.85%	9.96	11.34	551,697	6,008,028	0.32%	2.04%	1.99%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2018		0.10%	3.20%	13.13	28.55	14,467,632	296,820,655	-4.48%	-1.46%	0.09%
	2017		0.10%	3.20%	16.14	29.81	14,256,459	302,611,791	29.17%	32.96%	0.00%
	2016		0.30%	3.20%	12.18	23.02	14,466,377	233,936,283	-2.04%	0.84%	0.00%
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
	2014		0.30%	3.00%	13.54	21.86	11,919,254	177,584,848	5.24%	7.74%	0.00%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2018		0.35%	0.80%	13.14	16.21	159,557	2,237,503	-1.86%	-1.47%	0.22%
	2017		0.35%	0.75%	16.46	16.46	95,197	1,451,246	33.16%	33.16%	0.30%
	2016		0.40%	0.40%	12.36	12.36	55,369	684,497	0.99%	0.99%	0.13%
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
	2014	7/24/14	0.40%	0.40%	11.10	11.10	4,568	50,706	3.89%	3.89%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2018		0.10%	3.45%	10.73	36.11	6,591,240	179,669,335	-6.59%	-3.40%	0.17%
	2017		0.10%	3.45%	14.77	37.85	5,555,963	163,178,882	20.52%	24.06%	0.00%
	2016		0.30%	3.20%	12.08	30.83	4,745,656	116,828,253	3.91%	6.97%	0.05%
	2015		0.30%	3.20%	15.54	29.13	4,884,187	115,246,446	-1.36%	1.19%	0.00%
	2014		0.65%	3.20%	15.75	28.99	3,954,096	93,424,091	7.80%	10.58%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2018		0.35%	3.10%	11.95	37.83	94,511	2,576,337	-6.04%	-3.41%	0.33%
	2017		0.35%	3.10%	14.85	39.54	161,317	3,968,180	21.06%	24.25%	0.22%
	2016		0.40%	3.00%	12.13	32.11	109,223	2,922,167	4.37%	7.13%	0.27%
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
	2014		1.30%	3.00%	16.05	30.01	103,895	2,726,197	8.29%	10.15%	0.22%
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
	2018	11/20/18	1.30%	2.80%	9.53	9.55	167,248	1,597,445	-3.82%	0.57%	2.73%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.20%	9.71	11.00	98,400,591	1,023,769,887	-7.86%	-5.14%	1.75%
	2017		0.30%	3.20%	10.54	11.28	81,839,204	905,126,333	11.32%	14.20%	1.63%
	2016		0.65%	3.20%	9.50	9.88	59,973,879	584,411,163	0.75%	3.14%	1.32%
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2018		0.65%	0.65%	10.76	10.76	2,892	31,124	-5.24%	-5.24%	1.73%
	2017		0.65%	0.65%	11.36	11.36	3,106	35,271	14.47%	14.47%	1.59%
	2016		0.65%	0.65%	9.92	9.92	3,375	33,484	3.40%	3.40%	1.18%
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2018		0.10%	3.20%	10.51	20.83	12,995,865	223,984,620	-8.16%	-5.27%	1.31%
	2017		0.10%	3.20%	14.33	22.15	10,582,715	198,666,969	16.10%	19.52%	1.45%
	2016		0.30%	3.20%	11.99	18.64	8,417,562	135,752,026	8.34%	11.52%	1.41%
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
	2014		0.65%	3.20%	14.08	17.04	6,643,364	99,287,489	8.41%	11.21%	1.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2018		0.35%	1.95%	$11.61	$19.46	178,960	$2,428,702	-6.72%	-5.31%	2.29%
	2017		0.40%	1.90%	14.41	20.60	79,446	1,369,285	17.91%	19.69%	2.06%
	2016		0.40%	1.90%	12.04	17.24	37,903	615,616	10.03%	11.69%	1.63%
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
	2014		0.40%	1.90%	14.89	15.61	31,272	451,338	10.10%	11.54%	2.01%
LVIP Vanguard International Equity ETF Fund - Service Class
	2018		0.10%	3.30%	8.85	12.11	14,952,968	157,874,235	-17.64%	-15.01%	2.21%
	2017		0.10%	3.25%	11.32	14.36	10,455,499	132,189,200	23.96%	27.61%	2.19%
	2016		0.30%	3.20%	9.14	11.32	7,548,952	75,748,351	0.20%	3.06%	2.05%
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
	2014		0.65%	3.20%	9.72	11.49	5,333,936	55,028,501	-7.88%	-5.50%	2.05%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2018		0.35%	1.95%	9.94	11.60	596,515	6,536,830	-16.31%	-15.05%	4.64%
	2017		0.40%	1.90%	11.92	13.68	119,058	1,536,477	25.89%	27.80%	2.80%
	2016		0.40%	1.90%	9.33	10.73	69,716	718,874	1.77%	3.30%	2.04%
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
	2014		0.40%	1.90%	10.29	10.79	36,374	384,735	-6.44%	-5.21%	2.13%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
	2014	5/23/14	0.60%	3.00%	10.04	10.19	1,133,185	11,470,979	-3.04%	8.82%	2.02%
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class
	2015	2/20/15	0.65%	0.90%	9.66	9.70	9,027	87,497	-8.13%	0.22%	0.85%
LVIP Wellington Capital Growth Fund - Service Class
	2018		0.10%	3.15%	13.03	26.92	14,720,807	322,412,105	-2.04%	1.00%	0.00%
	2017		0.10%	3.15%	16.10	27.42	15,188,254	337,775,924	31.33%	35.12%	0.00%
	2016		0.30%	3.15%	11.92	20.84	17,647,143	293,769,550	-3.24%	-0.45%	0.00%
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%
	2014		0.65%	3.15%	13.20	20.28	20,181,591	316,319,544	7.65%	10.37%	0.00%
LVIP Wellington Capital Growth Fund - Standard Class
	2018		0.35%	0.75%	13.09	16.35	58,383	769,085	0.95%	1.00%	0.00%
	2017	1/26/17	0.35%	0.40%	12.96	16.19	4,143	63,372	0.78%	29.13%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2018		0.10%	3.30%	9.75	21.22	6,681,109	88,479,157	-17.48%	-14.83%	0.45%
	2017		0.10%	3.45%	12.77	25.64	6,261,878	98,623,881	9.59%	12.81%	0.17%
	2016		0.30%	3.20%	11.32	23.34	6,051,525	85,409,064	9.23%	12.45%	0.25%
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
	2014		0.30%	3.20%	11.81	22.35	10,536,038	137,001,352	4.62%	7.32%	0.14%
LVIP Wellington Mid-Cap Value Fund - Standard Class
	2018		0.35%	0.75%	10.26	10.93	41,829	444,568	-14.88%	-14.83%	0.92%
	2017		0.35%	0.40%	12.84	12.84	26,709	340,987	12.98%	12.98%	0.46%
	2016	1/19/16	0.40%	0.40%	11.37	11.37	22,294	253,400	27.63%	27.63%	0.56%
LVIP Western Asset Core Bond Fund - Service Class
	2018		0.10%	3.45%	9.55	10.09	11,674,621	115,067,385	-4.62%	-1.37%	4.67%
	2017	5/22/17	0.10%	3.45%	10.01	10.23	3,774,989	38,242,906	-0.77%	1.72%	2.93%
LVIP Western Asset Core Bond Fund - Standard Class
	2018		0.35%	1.85%	9.84	10.08	392,090	3,945,714	-2.85%	-1.38%	6.63%
	2017	6/5/17	0.35%	1.85%	10.13	10.23	60,907	622,101	0.26%	1.38%	2.61%
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
	2014		1.30%	2.65%	16.11	23.66	128,539	2,602,187	8.07%	9.54%	0.53%
MFS® VIT Growth Series - Initial Class
	2018		0.35%	2.35%	13.03	39.13	180,990	4,152,319	0.29%	2.31%	0.09%
	2017		0.35%	2.35%	15.59	38.94	141,818	3,738,538	28.37%	30.86%	0.10%
	2016		0.40%	2.35%	21.90	30.29	147,407	3,180,899	0.06%	1.02%	0.04%
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
	2014		1.40%	2.35%	20.44	28.70	158,635	3,260,919	6.42%	7.43%	0.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Growth Series - Service Class
	2018		0.10%	3.45%	$12.97	$39.45	5,223,117	$128,031,063	-0.86%	2.31%	0.00%
	2017		0.10%	3.25%	13.41	39.24	4,374,619	106,010,925	26.95%	30.69%	0.00%
	2016		0.30%	3.20%	10.42	30.49	4,182,290	79,213,282	-0.79%	1.87%	0.00%
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
	2014		0.65%	3.15%	9.85	28.86	2,896,838	50,741,615	5.31%	7.98%	0.00%
MFS® VIT Total Return Series - Initial Class
	2018		0.35%	2.35%	10.59	23.02	262,263	5,456,637	-7.81%	-5.94%	2.14%
	2017		0.35%	2.35%	20.44	24.73	278,559	6,619,317	9.68%	10.74%	2.22%
	2016		1.40%	2.35%	18.64	22.33	342,775	7,575,360	6.56%	7.57%	2.59%
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
	2014		1.40%	2.35%	17.97	21.13	434,113	9,082,276	5.97%	6.99%	1.83%
MFS® VIT Total Return Series - Service Class
	2018		0.10%	3.30%	9.94	20.17	4,835,040	76,373,883	-8.93%	-5.96%	2.05%
	2017		0.10%	3.30%	10.87	21.72	3,994,646	69,526,462	8.44%	11.69%	2.38%
	2016		0.30%	3.25%	15.36	15.36	1,895,002	30,235,182	8.00%	8.00%	2.60%
	2015		0.75%	0.75%	14.23	14.23	332	4,724	-1.33%	-1.33%	0.83%
	2014	1/10/14	0.75%	1.95%	14.42	17.38	794	13,179	2.11%	7.29%	2.59%
MFS® VIT Utilities Series - Initial Class
	2018		0.35%	2.35%	11.11	48.14	170,062	6,113,663	-1.29%	0.71%	1.10%
	2017		0.35%	2.35%	11.04	48.67	193,421	7,089,885	12.17%	14.37%	4.24%
	2016		0.40%	2.35%	9.65	43.31	219,048	7,254,702	8.88%	11.03%	3.56%
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%
	2014		0.40%	2.35%	31.76	47.45	297,483	10,684,081	10.11%	11.17%	2.07%
MFS® VIT Utilities Series - Service Class
	2018		0.10%	3.20%	11.03	48.54	6,203,610	168,257,391	-2.36%	0.71%	0.84%
	2017		0.10%	3.20%	10.97	49.05	7,073,394	194,445,127	10.89%	14.15%	4.04%
	2016		0.30%	3.20%	9.61	43.64	7,967,828	195,373,173	7.73%	10.90%	3.37%
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
	2014		0.65%	3.20%	14.69	47.76	8,596,870	233,370,004	8.92%	11.74%	1.91%
MFS® VIT II Core Equity Portfolio - Service Class
	2018		1.30%	2.65%	19.26	29.67	88,117	2,157,718	-6.58%	-5.31%	0.43%
	2017		1.30%	2.65%	20.58	31.33	95,676	2,491,102	21.26%	22.90%	0.71%
	2016		1.30%	2.65%	16.95	25.50	103,555	2,204,695	8.17%	9.63%	0.44%
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS® VIT II International Value Portfolio - Initial Class
	2018		0.35%	0.80%	11.03	12.29	80,775	926,219	-10.21%	-9.81%	0.78%
	2017		0.35%	0.80%	13.63	13.63	81,405	1,034,662	26.64%	26.64%	1.33%
	2016		0.40%	0.40%	10.76	10.76	30,083	323,804	3.63%	3.63%	1.44%
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
	2014	12/26/14	0.40%	0.40%	9.78	9.78	7,060	69,032	-1.37%	-1.37%	0.00%
MFS® VIT II International Value Portfolio - Service Class
	2018		0.10%	1.65%	11.34	12.22	2,469,865	28,800,326	-11.20%	-9.81%	0.93%
	2017		0.10%	1.65%	12.91	13.56	2,344,915	30,758,862	24.74%	26.44%	1.39%
	2016		0.30%	1.65%	10.35	10.72	1,663,316	17,422,808	2.14%	3.53%	1.14%
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
	2014	6/27/14	0.30%	1.65%	9.69	9.77	179,168	1,740,765	-4.68%	-0.41%	1.13%
Morgan Stanley VIF Global Infrastructure Portfolio - Class I
	2018		0.35%	0.75%	9.95	10.83	28,069	285,477	-8.54%	-8.17%	2.99%
	2017		0.35%	0.75%	11.80	11.80	26,362	292,297	12.51%	12.51%	2.31%
	2016		0.40%	0.40%	10.49	10.49	7,195	75,482	14.81%	14.81%	1.99%
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	4,651	49,489	-1.02%	-1.02%	0.00%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2018		0.10%	1.65%	10.11	10.76	632,681	6,497,211	-9.40%	-7.98%	2.81%
	2017		0.10%	1.65%	11.15	11.72	612,519	6,941,285	10.70%	12.21%	2.00%
	2016		0.30%	1.65%	10.08	10.44	580,374	5,916,784	13.09%	14.62%	1.92%
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
	2014	6/30/14	1.10%	1.65%	10.52	10.56	152,233	1,606,202	-0.23%	1.01%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Morgan Stanley VIF Growth Portfolio - Class II
	2018		0.65%	2.55%	$24.56	$57.23	61,025	$2,702,955	4.60%	6.60%	0.00%
	2017		0.65%	2.55%	23.48	53.68	56,773	2,392,408	39.23%	41.89%	0.00%
	2016		0.65%	2.55%	21.51	37.83	51,141	1,581,220	-4.06%	-2.56%	0.00%
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
	2014		0.65%	2.30%	19.90	34.90	59,632	1,743,735	3.68%	5.40%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2018		1.15%	3.15%	14.52	29.91	722,528	19,634,196	-17.90%	-16.25%	0.64%
	2017		1.15%	3.15%	17.61	35.80	842,037	27,545,955	13.12%	15.40%	0.81%
	2016		1.15%	3.15%	15.51	31.10	994,823	28,198,288	12.57%	14.84%	0.59%
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
	2014		1.15%	2.90%	15.38	30.19	1,351,272	37,598,861	10.58%	12.54%	1.04%
Oppenheimer Global Fund/VA Service Shares
	2018		0.65%	2.20%	15.40	29.42	297,879	7,555,174	-15.28%	-13.95%	0.76%
	2017		0.65%	2.20%	18.15	34.20	304,884	9,047,815	33.36%	35.44%	0.73%
	2016		0.65%	2.20%	13.59	25.25	354,127	7,763,619	-2.33%	-0.80%	0.72%
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
	2014		0.65%	2.20%	13.68	24.71	396,094	8,514,677	-0.17%	1.39%	0.86%
Oppenheimer International Growth Fund/VA Non-Service Shares
	2018		0.35%	0.80%	9.00	9.72	59,304	548,576	-20.06%	-19.70%	1.15%
	2017		0.35%	0.80%	11.26	11.42	123,723	1,458,185	25.29%	25.79%	1.02%
	2016		0.40%	0.80%	8.99	9.08	58,733	532,819	-2.90%	-2.51%	1.04%
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
	2014	9/22/14	0.40%	0.80%	9.02	9.04	58,349	527,486	-3.86%	2.07%	0.00%
Oppenheimer International Growth Fund/VA Service Shares
	2018		0.10%	1.65%	8.58	10.10	1,423,208	12,469,156	-20.87%	-19.63%	0.60%
	2017		0.10%	1.65%	10.85	11.39	1,242,004	13,750,691	24.38%	26.07%	1.19%
	2016		0.30%	1.65%	8.72	9.04	964,138	8,511,287	-4.31%	-3.01%	0.77%
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
	2014	6/30/14	1.10%	1.65%	8.98	9.02	133,741	1,204,995	-9.94%	-5.22%	0.00%
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares
	2018		0.35%	0.75%	11.07	12.45	51,206	620,961	-10.68%	-10.64%	0.28%
	2017		0.35%	0.40%	13.93	13.93	43,802	605,697	13.70%	13.70%	0.84%
	2016		0.40%	0.40%	12.25	12.25	39,236	480,830	17.58%	17.58%	0.49%
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
	2018		0.10%	1.65%	11.54	12.36	949,678	11,092,256	-12.00%	-10.63%	0.06%
	2017		0.10%	1.65%	13.19	13.86	793,691	10,623,910	12.05%	13.57%	0.62%
	2016		0.30%	1.65%	11.77	12.20	676,356	8,052,027	15.75%	17.32%	0.23%
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
	2014	6/27/14	1.10%	1.65%	11.01	11.05	78,643	868,036	6.41%	11.95%	0.00%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2018		0.10%	1.65%	8.92	10.25	377,006	3,441,497	-8.22%	-6.79%	3.39%
	2017		0.10%	1.65%	9.72	9.91	319,974	3,168,388	9.16%	9.76%	5.59%
	2016		0.30%	1.65%	8.94	9.03	190,951	1,712,857	11.86%	12.31%	2.97%
	2015		1.10%	1.50%	7.99	8.04	111,256	891,058	-13.71%	-13.36%	2.96%
	2014	7/10/14	1.10%	1.65%	9.25	9.28	80,259	744,225	-8.62%	-6.62%	6.83%
PIMCO VIT All Asset All Authority Portfolio - Institutional Class
	2018		0.35%	0.80%	9.39	9.56	11,830	113,632	-7.08%	-6.71%	3.39%
	2017		0.40%	0.80%	10.11	10.25	11,085	113,443	10.34%	10.78%	5.36%
	2016		0.40%	0.80%	9.16	9.25	10,628	98,215	12.88%	13.33%	3.20%
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%
	2014	9/15/14	0.40%	0.40%	9.33	9.33	10,366	96,766	-6.31%	-6.31%	7.83%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2018		0.30%	2.75%	5.47	7.43	1,481,154	10,169,013	-16.53%	-14.46%	1.97%
	2017		0.30%	2.75%	6.40	8.72	1,540,717	12,482,715	-0.72%	1.74%	10.86%
	2016		0.30%	2.75%	7.18	8.60	1,603,051	12,900,874	11.76%	14.13%	0.93%
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
	2014		0.65%	2.80%	8.67	10.20	1,160,090	11,263,973	-20.83%	-19.15%	0.27%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class
	2018		0.40%	0.40%	$5.51	$5.51	3,879	$21,362	-14.39%	-14.39%	2.12%
	2017		0.40%	0.40%	6.43	6.43	5,141	33,086	1.99%	1.99%	11.28%
	2016		0.40%	0.40%	6.31	6.31	4,810	30,337	14.76%	14.76%	1.15%
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
	2014	9/12/14	0.40%	0.40%	7.41	7.41	556	4,126	-16.96%	-16.96%	0.28%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2018		0.30%	1.65%	10.17	10.83	436,615	4,523,447	-0.73%	0.62%	2.77%
	2017		0.30%	1.65%	10.25	10.77	375,455	3,900,628	3.19%	4.59%	1.62%
	2016		0.30%	1.65%	9.93	10.08	351,061	3,522,085	2.92%	3.49%	1.51%
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
	2014	7/18/14	0.30%	1.65%	9.99	10.08	55,732	558,170	-0.62%	0.23%	0.62%
PIMCO VIT Dynamic Bond Portfolio - Institutional Class
	2018		0.40%	0.40%	10.91	10.91	3,983	43,435	0.77%	0.77%	3.00%
	2017		0.40%	0.40%	10.82	10.82	3,798	41,114	4.75%	4.75%	1.87%
	2016		0.40%	0.40%	10.33	10.33	3,225	33,325	4.48%	4.48%	1.70%
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2018		0.30%	1.65%	10.31	10.97	298,988	3,149,906	-6.38%	-5.13%	4.03%
	2017		0.30%	1.65%	11.01	11.57	321,804	3,604,773	7.99%	9.46%	4.97%
	2016		0.30%	1.65%	10.20	10.35	285,943	2,951,008	11.38%	11.99%	4.71%
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
	2014	7/8/14	1.10%	1.65%	9.53	9.56	87,196	833,472	-7.47%	-5.25%	2.55%
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
	2018		0.40%	0.40%	11.05	11.05	3,906	43,169	-4.99%	-4.99%	4.29%
	2017		0.40%	0.40%	11.63	11.63	2,762	32,120	9.62%	9.62%	5.24%
	2016		0.40%	0.40%	10.61	10.61	2,220	23,565	13.06%	13.06%	5.06%
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
Putnam VT Equity Income Fund - Class IB
	2018		1.40%	2.45%	18.42	22.41	54,959	1,087,043	-10.70%	-9.76%	0.67%
	2017	5/12/17	1.40%	2.45%	20.53	24.84	55,697	1,218,866	11.45%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IA
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.99%
	2017	7/17/17	0.50%	0.50%	11.78	11.78	20,106	236,862	5.67%	5.67%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2018		0.10%	3.00%	10.75	11.37	2,303,515	25,463,065	-5.91%	-3.43%	0.56%
	2017	1/12/17	0.30%	2.90%	11.43	11.77	1,224,855	14,206,850	0.60%	11.84%	0.65%
Putnam VT Global Health Care Fund - Class IA
	2018		0.35%	0.75%	10.20	10.58	22,014	231,406	-0.69%	-0.64%	0.95%
	2017		0.35%	0.40%	10.27	10.27	12,688	132,917	15.14%	15.14%	0.20%
	2016		0.40%	0.40%	8.92	8.92	2,153	19,211	-11.50%	-11.50%	0.00%
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%
Putnam VT Global Health Care Fund - Class IB
	2018		0.10%	2.65%	9.79	28.74	1,046,171	14,596,056	-3.00%	-0.69%	1.04%
	2017		0.10%	2.45%	9.97	29.29	1,009,021	13,542,660	12.79%	14.95%	0.51%
	2016		0.30%	2.20%	8.76	25.73	643,384	8,166,716	-13.28%	-11.62%	0.00%
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
	2014		1.30%	2.65%	22.39	27.64	280,068	6,660,175	24.31%	25.99%	0.27%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.06%
	2016		1.40%	2.45%	17.59	21.62	65,333	1,220,820	12.35%	13.42%	1.61%
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
	2014		1.30%	2.35%	14.04	21.30	96,045	1,738,887	8.16%	9.30%	1.33%
Putnam VT Income Fund - Class IA
	2018	6/7/18	0.35%	0.35%	10.37	10.37	3,809	39,502	0.36%	0.36%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Putnam VT Income Fund - Class IB
	2018		0.10%	1.65%	$9.82	$10.41	670,350	$6,686,164	-1.44%	0.10%	2.87%
	2017		0.10%	1.65%	9.96	10.32	609,805	6,139,023	3.87%	5.28%	3.64%
	2016		0.30%	1.65%	9.59	9.81	417,684	4,034,433	0.33%	1.69%	3.38%
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IA
	2018		0.35%	0.35%	9.88	9.88	129	1,277	-7.82%	-7.82%	0.67%
	2017	7/24/17	0.35%	0.35%	10.72	10.72	129	1,385	3.01%	3.01%	0.00%
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2018		0.10%	1.65%	9.41	9.90	293,939	2,827,027	-9.35%	-7.93%	0.37%
	2017		0.10%	1.65%	10.38	10.59	276,983	2,925,608	5.23%	5.81%	0.00%
	2016		0.30%	1.65%	9.87	10.01	218,153	2,177,917	-0.95%	-0.40%	3.21%
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
	2014	7/17/14	1.10%	1.50%	10.19	10.22	80,141	818,364	1.70%	2.31%	0.00%
QS Variable Conservative Growth - Class II
	2018		0.30%	2.85%	9.87	10.26	403,054	4,053,245	-7.05%	-4.84%	4.14%
	2017	6/26/17	0.30%	2.65%	10.62	10.78	90,766	970,818	2.28%	5.70%	5.25%
Rational Trend Aggregation VA Fund
	2018		1.10%	2.20%	12.01	13.07	83,726	1,075,379	-6.65%	-5.61%	3.86%
	2017		1.10%	2.20%	12.87	13.84	92,981	1,268,081	-3.73%	-2.68%	3.36%
	2016		1.10%	2.20%	13.37	14.22	98,442	1,382,651	4.64%	5.80%	4.43%
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
	2014		1.10%	2.20%	13.47	14.02	100,138	1,389,923	7.76%	8.95%	5.21%
SEI VP Market Growth Strategy Fund - Class II
	2018	4/13/18	0.75%	0.75%	10.37	10.37	188,413	1,953,696	-7.82%	-7.82%	2.03%
SEI VP Market Growth Strategy Fund - Class III
	2018		0.95%	1.65%	10.15	10.41	241,896	2,442,821	-9.59%	-9.09%	1.96%
	2017		1.10%	1.65%	11.22	11.45	233,687	2,647,538	11.90%	12.52%	1.58%
	2016		1.10%	1.65%	10.03	10.17	174,241	1,759,951	5.68%	6.26%	3.15%
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
	2014	7/16/14	1.10%	1.25%	10.04	10.05	25,852	259,802	-1.91%	-0.84%	5.61%
SEI VP Market Plus Strategy Fund - Class III
	2018		0.10%	1.50%	10.51	11.11	182,935	1,953,046	-11.62%	-10.55%	1.99%
	2017		0.30%	1.50%	11.89	12.42	170,795	2,054,693	16.59%	18.00%	1.42%
	2016		0.30%	1.50%	10.20	10.53	173,755	1,786,887	6.55%	7.83%	1.86%
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%
	2014	7/2/14	0.30%	1.25%	10.12	10.18	109,455	1,107,606	-2.30%	3.98%	8.11%
Templeton Foreign VIP Fund - Class 1
	2018		0.35%	0.40%	8.55	8.55	4,742	43,259	-15.61%	-15.61%	3.58%
	2017		0.40%	0.40%	10.13	10.13	2,938	29,745	16.55%	16.55%	3.01%
	2016		0.40%	0.40%	8.69	8.69	2,393	20,789	7.06%	7.06%	1.98%
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
	2014	9/25/14	0.40%	0.40%	8.70	8.70	2,307	20,057	-9.49%	-9.49%	0.00%
Templeton Foreign VIP Fund - Class 4
	2018		0.10%	1.65%	7.94	10.13	386,695	3,167,816	-16.92%	-15.62%	2.42%
	2017		0.10%	1.65%	9.55	10.04	321,266	3,135,779	14.71%	16.27%	1.72%
	2016		0.30%	1.65%	8.33	8.63	306,726	2,583,212	5.34%	6.77%	1.50%
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
	2014	7/11/14	0.30%	1.50%	8.62	8.69	81,880	707,406	-13.21%	-4.86%	0.00%
Templeton Global Bond VIP Fund - Class 1
	2018		0.35%	0.80%	9.97	10.80	402,771	4,227,873	1.41%	1.86%	0.00%
	2017		0.35%	0.80%	9.84	9.98	233,204	2,376,982	1.34%	1.75%	0.00%
	2016		0.40%	0.80%	9.70	9.81	157,097	1,539,327	2.38%	2.80%	0.00%
	2015		0.40%	0.80%	9.54	9.54	163,072	1,555,040	-4.48%	-4.48%	7.78%
	2014	9/15/14	0.40%	0.40%	9.99	9.99	96,642	965,253	-1.71%	-1.71%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Templeton Global Bond VIP Fund - Class 2
	2018		0.60%	3.15%	$9.44	$18.43	17,380,143	$297,732,864	-1.22%	1.33%	0.00%
	2017		0.60%	3.15%	9.55	18.23	19,516,962	333,882,359	-1.24%	1.32%	0.00%
	2016		0.60%	3.15%	9.54	18.11	20,761,360	354,728,144	-0.25%	2.32%	0.00%
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
	2014		0.60%	3.15%	10.46	18.85	25,988,750	467,006,812	-1.33%	1.17%	5.08%
Templeton Global Bond VIP Fund - Class 4
	2018		0.10%	1.65%	9.43	10.67	2,967,184	28,763,421	0.23%	1.79%	0.00%
	2017		0.10%	1.65%	9.41	9.89	2,739,153	26,207,074	0.10%	1.46%	0.00%
	2016		0.30%	1.65%	9.40	9.74	1,888,622	17,954,067	1.19%	2.56%	0.00%
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
	2014	6/30/14	0.30%	1.65%	9.88	9.97	398,338	3,945,389	-2.52%	-1.89%	0.00%
Templeton Growth VIP Fund - Class 2
	2018		1.10%	3.05%	9.78	19.80	1,333,167	21,850,180	-17.41%	-15.78%	1.98%
	2017		1.10%	3.05%	11.81	23.58	1,534,741	30,053,571	14.94%	17.20%	1.63%
	2016		1.10%	3.05%	11.67	20.27	1,761,584	29,587,438	6.49%	8.42%	1.88%
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
	2014		1.10%	2.90%	12.05	20.52	2,321,118	39,440,270	-5.60%	-3.88%	1.35%
Transparent Value Directional Allocation VI Portfolio - Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
	2014	7/25/14	0.40%	0.40%	9.96	9.96	3,511	34,995	-3.23%	-3.23%	0.00%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
	2014	7/11/14	1.10%	1.50%	9.89	9.92	1,117,078	11,078,510	-3.44%	6.83%	0.00%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2018		0.30%	1.65%	4.69	5.00	522,002	2,509,607	-29.59%	-28.64%	0.00%
	2017		0.30%	1.65%	6.66	7.00	532,159	3,604,212	-3.58%	-2.27%	0.00%
	2016		0.30%	1.65%	6.91	7.16	433,003	3,035,987	41.07%	42.98%	0.26%
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
	2014	7/10/14	0.30%	1.65%	7.50	7.57	81,965	616,806	-28.81%	-22.40%	0.00%
VanEck VIP Global Hard Assets Fund - Initial Class Shares
	2018		0.35%	0.40%	5.03	7.41	53,325	298,218	-28.56%	-28.53%	0.00%
	2017		0.35%	0.40%	7.04	7.04	49,305	383,603	-2.09%	-2.09%	0.00%
	2016		0.40%	0.40%	7.19	7.19	41,596	299,092	43.14%	43.14%	0.36%
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%
	2014	7/24/14	0.40%	0.80%	7.56	7.58	25,206	191,019	-29.20%	-24.78%	0.00%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2018		0.10%	1.65%	10.17	10.82	1,359,597	14,052,231	-4.26%	-2.76%	4.19%
	2017		0.10%	1.65%	10.62	11.15	1,255,777	13,511,991	4.98%	6.40%	4.53%
	2016		0.30%	1.65%	10.11	10.48	1,016,832	10,380,554	7.50%	8.96%	4.56%
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
	2014	7/2/14	1.10%	1.65%	9.69	9.72	138,168	1,341,749	-4.16%	-3.20%	6.12%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
	2018		0.35%	0.75%	10.31	10.89	52,358	545,415	-3.24%	-2.85%	3.05%
	2017		0.35%	0.75%	11.22	11.22	111,639	1,213,760	6.57%	6.57%	6.18%
	2016		0.40%	0.40%	10.52	10.52	1,263	13,293	9.15%	9.15%	4.41%
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2017		1.10%	1.65%	10.09	10.30	141,275	1,445,650	18.47%	19.12%	0.00%
	2016		1.10%	1.65%	8.52	8.64	138,067	1,188,526	-2.59%	-2.05%	0.00%
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
	2014	7/15/14	0.30%	1.65%	9.81	9.89	267,587	2,631,015	-4.62%	2.50%	0.00%
Virtus Rampart Equity Trend Series - Class I Shares
	2017	4/4/17	0.40%	0.40%	10.66	10.66	5	51	14.72%	14.72%	0.00%
	2014	9/22/14	0.40%	0.40%	9.89	9.89	14,402	142,489	-3.90%	-3.90%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2018:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$5,627,655	$6,489,333
AB VPS Growth and Income Portfolio - Class B	104,553	105,124
AB VPS International Value Portfolio - Class B	13	41
AB VPS Large Cap Growth Portfolio - Class B	1,585,999	2,518,003
AB VPS Small/Mid Cap Value Portfolio - Class A	390,708	75,908
AB VPS Small/Mid Cap Value Portfolio - Class B	32,202,494	23,821,236
ALPS/Alerian Energy Infrastructure Portfolio - Class I	63,057	182,957
ALPS/Alerian Energy Infrastructure Portfolio - Class III	716,064	998,065
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	116,999	30,025
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	4,344,209	1,412,866
ALPS/Stadion Core ETF Portfolio - Class I	323,119	71,332
ALPS/Stadion Core ETF Portfolio - Class III	6,692,165	1,537,628
ALPS/Stadion Tactical Growth Portfolio - Class III	1,095,602	935,011
American Century VP Balanced Fund - Class I	180,513	27,348
American Century VP Balanced Fund - Class II	32,170,228	9,681,390
American Century VP Inflation Protection Fund - Class II	17,252	18,810
American Century VP Large Company Value Fund - Class I	1,070,917	254,627
American Century VP Large Company Value Fund - Class II	13,165,210	764,746
American Funds Asset Allocation Fund - Class 1	3,037,007	2,827,584
American Funds Asset Allocation Fund - Class 1A	4,199,116	676,987
American Funds Asset Allocation Fund - Class 4	51,175,490	23,984,657
American Funds Blue Chip Income and Growth Fund - Class 1	571,551	738,666
American Funds Blue Chip Income and Growth Fund - Class 1A	3,210,238	105,896
American Funds Blue Chip Income and Growth Fund - Class 4	11,210,879	3,147,227
American Funds Bond Fund - Class 1	863,943	615,941
American Funds Bond Fund - Class 1A	2,887,465	670,677
American Funds Capital Income Builder® - Class 1	264,796	140,377
American Funds Capital Income Builder® - Class 1A	2,708,431	324,676
American Funds Capital Income Builder® - Class 4	10,125,544	3,090,573

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds Global Balanced Fund - Class 1	$15,913	$6,780
American Funds Global Balanced Fund - Class 1A	2,222,149	291,799
American Funds Global Bond Fund - Class 1	470,808	338,506
American Funds Global Bond Fund - Class 1A	584,218	241,376
American Funds Global Growth and Income Fund - Class 1	201,735	47,078
American Funds Global Growth and Income Fund - Class 1A	1,030,384	39,611
American Funds Global Growth Fund - Class 1	315,269	244,532
American Funds Global Growth Fund - Class 1A	4,808,246	1,280,269
American Funds Global Growth Fund - Class 2	28,674,606	36,137,230
American Funds Global Growth Fund - Class 4	19,219,308	4,195,312
American Funds Global Small Capitalization Fund - Class 1	173,009	167,716
American Funds Global Small Capitalization Fund - Class 1A	333,382	110,453
American Funds Global Small Capitalization Fund - Class 2	27,175,269	50,865,411
American Funds Global Small Capitalization Fund - Class 4	6,444,291	1,764,741
American Funds Growth Fund - Class 1	2,880,212	2,916,261
American Funds Growth Fund - Class 1A	8,856,185	524,640
American Funds Growth Fund - Class 2	155,830,745	246,907,565
American Funds Growth Fund - Class 4	41,613,528	7,493,883
American Funds Growth-Income Fund - Class 1	1,402,279	1,476,229
American Funds Growth-Income Fund - Class 1A	6,275,614	933,525
American Funds Growth-Income Fund - Class 2	159,069,021	282,550,349
American Funds Growth-Income Fund - Class 4	38,775,129	4,863,161
American Funds High-Income Bond Fund - Class 1	223,879	140,970
American Funds High-Income Bond Fund - Class 1A	660,713	364,740
American Funds International Fund - Class 1	1,120,850	663,203
American Funds International Fund - Class 1A	4,582,223	269,680
American Funds International Fund - Class 2	55,611,674	67,093,982
American Funds International Fund - Class 4	17,351,941	3,570,809
American Funds International Growth and Income Fund - Class 1	555,338	372,043
American Funds International Growth and Income Fund - Class 1A	286,107	453,006
American Funds Managed Risk Asset Allocation Fund - Class P1	906,324	84,590
American Funds Managed Risk Asset Allocation Fund - Class P2	31,922,763	5,906,622
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	370,983	42,578
American Funds Managed Risk Growth Fund - Class P1	772,622	373,947
American Funds Managed Risk Growth-Income Fund - Class P1	31,106	10,788
American Funds Managed Risk International Fund - Class P1	326,918	43,900
American Funds Mortgage Fund - Class 1	224,629	74,602
American Funds Mortgage Fund - Class 1A	746,048	110,493
American Funds Mortgage Fund - Class 4	1,302,434	996,658
American Funds New World Fund® - Class 1	782,900	273,200
American Funds New World Fund® - Class 1A	1,765,101	370,130
American Funds New World Fund® - Class 4	9,021,992	2,431,433
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	297,581	312,375
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,415,768	213,180
BlackRock Global Allocation V.I. Fund - Class I	2,400,218	3,428,927
BlackRock Global Allocation V.I. Fund - Class III	67,236,062	117,745,215
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	177,405	195,798
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	377,523	4,916,862
ClearBridge Variable Aggressive Growth Portfolio - Class I	23,913	8,653
ClearBridge Variable Aggressive Growth Portfolio - Class II	3,182,774	2,095,437
ClearBridge Variable Large Cap Growth Portfolio - Class I	1,433,572	76,730
ClearBridge Variable Large Cap Growth Portfolio - Class II	54,701,791	2,964,844
ClearBridge Variable Mid Cap Portfolio - Class I	84,530	42,743
ClearBridge Variable Mid Cap Portfolio - Class II	8,844,525	2,554,977
Columbia VP Commodity Strategy Fund - Class 1	90,675	29,094
Columbia VP Commodity Strategy Fund - Class 2	405,782	55,862
Columbia VP Emerging Markets Bond Fund - Class 1	313,912	248,744
Columbia VP Emerging Markets Bond Fund - Class 2	1,068,521	224,222
Columbia VP Strategic Income Fund - Class 1	821,483	29,047
Columbia VP Strategic Income Fund - Class 2	2,689,329	1,151,912
Delaware VIP® Diversified Income Series - Service Class	149,505,673	178,584,749

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Delaware VIP® Diversified Income Series - Standard Class	$6,560,702	$1,366,233
Delaware VIP® Emerging Markets Series - Service Class	40,531,470	31,628,715
Delaware VIP® Emerging Markets Series - Standard Class	280,571	122,817
Delaware VIP® High Yield Series - Service Class	23,490,650	38,329,605
Delaware VIP® High Yield Series - Standard Class	202,268	583,323
Delaware VIP® International Value Equity Series - Standard Class	2,562	34,624
Delaware VIP® Limited-Term Diversified Income Series - Service Class	58,091,125	120,629,740
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	923,067	278,072
Delaware VIP® REIT Series - Service Class	14,769,334	26,349,080
Delaware VIP® REIT Series - Standard Class	699,487	462,460
Delaware VIP® Small Cap Value Series - Service Class	66,667,293	26,744,990
Delaware VIP® Small Cap Value Series - Standard Class	2,025,798	850,949
Delaware VIP® Smid Cap Core Series - Service Class	69,397,770	22,655,348
Delaware VIP® Smid Cap Core Series - Standard Class	2,528,594	834,336
Delaware VIP® U.S. Growth Series - Service Class	46,190,239	48,754,109
Delaware VIP® U.S. Growth Series - Standard Class	129,262	68,706
Delaware VIP® Value Series - Service Class	51,054,121	41,438,926
Delaware VIP® Value Series - Standard Class	1,739,321	1,142,263
DWS Alternative Asset Allocation VIP Portfolio - Class A	393,915	62,723
DWS Alternative Asset Allocation VIP Portfolio - Class B	5,312,033	8,753,325
DWS Equity 500 Index VIP Portfolio - Class A	1,013,511	973,549
DWS Small Cap Index VIP Portfolio - Class A	523,604	917,805
Eaton Vance VT Floating-Rate Income Fund - ADV Class	2,598,182	2,142,413
Eaton Vance VT Floating-Rate Income Fund - Initial Class	17,032,309	9,713,339
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,147,880	250,930
Fidelity® VIP Contrafund® Portfolio - Service Class 2	146,947,333	107,808,040
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	1,792,636	1,218,332
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	9,520,054	976,581
Fidelity® VIP Growth Portfolio - Initial Class	1,936,925	1,169,407
Fidelity® VIP Growth Portfolio - Service Class 2	48,603,710	31,918,308
Fidelity® VIP Mid Cap Portfolio - Initial Class	352,776	281,640
Fidelity® VIP Mid Cap Portfolio - Service Class 2	86,052,480	55,986,206
Fidelity® VIP Strategic Income Portfolio - Initial Class	1,622,101	433,955
Fidelity® VIP Strategic Income Portfolio - Service Class 2	6,469,024	2,927,304
First Trust Dorsey Wright Tactical Core Portfolio - Class I	5,526,829	1,205,648
First Trust Dorsey Wright Tactical Core Portfolio - Class II	34,230	241
First Trust Multi Income Allocation Portfolio - Class I	1,861,785	1,112,977
First Trust Multi Income Allocation Portfolio - Class II	40,949	48,121
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	59,298,753	6,576,447
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	33,915	165,479
Franklin Founding Funds Allocation VIP Fund - Class 1	43,494	126
Franklin Founding Funds Allocation VIP Fund - Class 4	1,624,790	1,490,656
Franklin Income VIP Fund - Class 1	66,842	2,904
Franklin Income VIP Fund - Class 2	33,280,908	82,472,460
Franklin Income VIP Fund - Class 4	29,228,136	3,818,008
Franklin Mutual Shares VIP Fund - Class 1	93,340	274,046
Franklin Mutual Shares VIP Fund - Class 2	48,326,682	87,907,903
Franklin Mutual Shares VIP Fund - Class 4	11,928,778	1,530,165
Franklin Rising Dividends VIP Fund - Class 1	199,622	213,887
Franklin Rising Dividends VIP Fund - Class 4	5,831,590	4,109,312
Franklin Small Cap Value VIP Fund - Class 1	159,360	279,358
Franklin Small Cap Value VIP Fund - Class 4	2,382,426	1,233,030
Franklin Small-Mid Cap Growth VIP Fund - Class 1	283,876	50,466
Franklin Small-Mid Cap Growth VIP Fund - Class 4	2,352,169	1,335,587
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	577,021	399,724
Goldman Sachs VIT Government Money Market Fund - Service Shares	8,238,496	20,044,212
Goldman Sachs VIT Large Cap Value Fund - Service Shares	11,828,017	18,619,526
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	519,156	603,980
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	262,085	151,586
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	250,706	5,137,207
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	234,885	255,673

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Guggenheim VT Long Short Equity	$1,323,148	$1,202,015
Guggenheim VT Multi-Hedge Strategies	734,045	485,434
Hartford Capital Appreciation HLS Fund - Class IA	7,296	38,494
Hartford Capital Appreciation HLS Fund - Class IC	3,013,128	2,103,883
Invesco V.I. American Franchise Fund - Series I Shares	386,328	773,335
Invesco V.I. American Franchise Fund - Series II Shares	94,903	112,979
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	181,313	146,863
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	2,320,608	2,224,506
Invesco V.I. Comstock Fund - Series I Shares	67,524	2,398
Invesco V.I. Comstock Fund - Series II Shares	3,368,403	782,979
Invesco V.I. Core Equity Fund - Series I Shares	686,037	1,034,749
Invesco V.I. Core Equity Fund - Series II Shares	97,929	168,888
Invesco V.I. Diversified Dividend Fund - Series I Shares	457,892	113,665
Invesco V.I. Diversified Dividend Fund - Series II Shares	3,540,904	3,550,017
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	1,338,300	524,006
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	55,049,555	6,267,448
Invesco V.I. Equity and Income Fund - Series I Shares	2,938	2,329
Invesco V.I. Equity and Income Fund - Series II Shares	2,224,701	2,064,288
Invesco V.I. International Growth Fund - Series I Shares	451,131	484,312
Invesco V.I. International Growth Fund - Series II Shares	17,641,046	3,896,705
Ivy VIP Asset Strategy Portfolio - Class I	9,061	37
Ivy VIP Asset Strategy Portfolio - Class II	1,057,525	1,299,678
Ivy VIP Energy Portfolio - Class I	6,039	49
Ivy VIP Energy Portfolio - Class II	4,847,568	3,417,753
Ivy VIP High Income Portfolio - Class I	806,215	74,710
Ivy VIP High Income Portfolio - Class II	6,046,803	3,935,351
Ivy VIP Micro Cap Growth Portfolio - Class I	52,347	169,228
Ivy VIP Micro Cap Growth Portfolio - Class II	3,376,904	7,751,261
Ivy VIP Mid Cap Growth Portfolio - Class I	2,171,298	191,236
Ivy VIP Mid Cap Growth Portfolio - Class II	5,202,893	2,463,745
Ivy VIP Science and Technology Portfolio - Class I	229,658	12,012
Ivy VIP Science and Technology Portfolio - Class II	8,856,266	2,039,548
Ivy VIP Small Cap Growth Portfolio - Class I	184,321	800
Ivy VIP Small Cap Growth Portfolio - Class II	6,886,549	937,977
Janus Henderson Balanced Portfolio - Service Shares	1,506,519	2,362,728
Janus Henderson Enterprise Portfolio - Service Shares	1,267,343	1,750,149
Janus Henderson Global Research Portfolio - Service Shares	80,262	82,752
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	1,456,896	369,475
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	36,816,867	4,391,412
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	2,068,735	1,898,765
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	98	1,927
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	1,568,356	399,587
Lincoln iShares® Global Growth Allocation Fund - Standard Class	336,007	326,063
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	417,060	195,836
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	9,401,699	2,404,296
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	8,868,081	1,957,084
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	2,510,452	1,666,066
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	20,411,888	9,948,335
LVIP American Balanced Allocation Fund - Service Class	13,495,239	10,796,175
LVIP American Balanced Allocation Fund - Standard Class	3,165,772	2,785,275
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	78,492,270	15,300,620
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	7,429,850	2,643,205
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	16,780	293,051
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	11,589,971	5,918,938
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	13,604	11,472
LVIP American Global Growth Fund - Service Class II	63,772,431	8,574,696
LVIP American Global Small Capitalization Fund - Service Class II	6,291,795	8,504,586
LVIP American Growth Allocation Fund - Service Class	10,826,309	2,421,599
LVIP American Growth Allocation Fund - Standard Class	527,998	101,668
LVIP American Growth Fund - Service Class II	174,147,460	21,109,732
LVIP American Growth-Income Fund - Service Class II	164,547,005	14,473,381

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP American Income Allocation Fund - Standard Class	$5,990	$7,194
LVIP American International Fund - Service Class II	56,372,354	9,231,636
LVIP American Preservation Fund - Service Class	2,161,052	1,532,894
LVIP American Preservation Fund - Standard Class	79,385	18,928
LVIP Baron Growth Opportunities Fund - Service Class	38,614,195	17,980,978
LVIP Baron Growth Opportunities Fund - Standard Class	211,681	233,842
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	86,343,405	52,526,369
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	312,917	569,178
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	28,029,631	86,684,426
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	1,561	13,051
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	133,164,272	9,367,346
LVIP BlackRock Inflation Protected Bond Fund - Service Class	70,074,598	84,566,232
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	2,417,165	322,912
LVIP BlackRock Multi-Asset Income Fund - Service Class	2,441,495	10,169,967
LVIP BlackRock Multi-Asset Income Fund - Standard Class	141,725	355,433
LVIP BlackRock Scientific Allocation Fund - Service Class	4,945,358	632,445
LVIP BlackRock Scientific Allocation Fund - Standard Class	25,284	771
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	86,450,300	8,283,886
LVIP Blended Core Equity Managed Volatility Fund - Service Class	55,377,359	19,642,874
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	5,782	15,495
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	219,531,379	14,478,107
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	434,265	430,790
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	77,092,348	28,119,799
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	195	1,989
LVIP Clarion Global Real Estate Fund - Service Class	7,314,894	12,145,888
LVIP Clarion Global Real Estate Fund - Standard Class	888,029	247,005
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	43,820,330	5,590,420
LVIP Delaware Bond Fund - Service Class	375,099,891	196,690,104
LVIP Delaware Bond Fund - Standard Class	4,185,052	11,278,489
LVIP Delaware Diversified Floating Rate Fund - Service Class	124,904,891	57,495,568
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,870,312	953,969
LVIP Delaware Social Awareness Fund - Service Class	10,021,599	8,130,258
LVIP Delaware Social Awareness Fund - Standard Class	1,030,795	1,557,559
LVIP Delaware Special Opportunities Fund - Service Class	28,238,028	6,180,154
LVIP Delaware Wealth Builder Fund - Service Class	7,835,601	4,000,075
LVIP Delaware Wealth Builder Fund - Standard Class	1,181,035	614,992
LVIP Dimensional International Core Equity Fund - Service Class	32,160,785	2,198,564
LVIP Dimensional International Core Equity Fund - Standard Class	6,892,920	399,374
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	159,988,355	6,842,417
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	382,378	165,568
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	38,964,552	6,886,189
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3,428,835	437,936
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	24,754,047	4,122,260
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	5,957,086	768,172
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	127,500,973	23,998,126
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	833,712	689,934
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	101,437,790	36,056,222
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	9,270,347	1,227,267
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	29,202,292	53,158,535
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	9,923	28,183
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	98,992,697	31,760,312
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	43,024	947
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	5,983,537	692,225
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	20,815	543
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	21,491,427	30,649,376
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	568	488
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	3,164,213	3,066
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	55,068,332	152,716,031
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	46,497	6,161
LVIP Global Growth Allocation Managed Risk Fund - Service Class	317,455,040	697,831,231
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	1,944,940	1,073,612

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Global Income Fund - Service Class	$41,998,473	$85,294,587
LVIP Global Income Fund - Standard Class	64,886	179,145
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	277,436,614	561,912,606
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1,184,629	517,288
LVIP Goldman Sachs Income Builder Fund - Service Class	4,939,380	2,175,476
LVIP Goldman Sachs Income Builder Fund - Standard Class	599,902	91,324
LVIP Government Money Market Fund - Service Class	182,968,248	132,951,124
LVIP Government Money Market Fund - Standard Class	26,385,923	22,664,248
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	35,307,233	20,480,915
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	10,713,454	13,126,183
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	7,681	5,590
LVIP JPMorgan High Yield Fund - Service Class	43,727,710	37,260,098
LVIP JPMorgan High Yield Fund - Standard Class	938,931	157,029
LVIP JPMorgan Retirement Income Fund - Service Class	4,976,186	676,150
LVIP JPMorgan Retirement Income Fund - Standard Class	255,565	5,263
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	36,610,971	44,671,553
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	10,387	43,003
LVIP Loomis Sayles Global Growth Fund - Service Class	88,328	19,071
LVIP Loomis Sayles Global Growth Fund - Standard Class	12,003	52
LVIP MFS International Equity Managed Volatility Fund - Service Class	145,367,994	4,118,756
LVIP MFS International Growth Fund - Service Class	29,976,970	10,112,734
LVIP MFS International Growth Fund - Standard Class	565,090	30,146
LVIP MFS Value Fund - Service Class	78,242,060	75,446,769
LVIP MFS Value Fund - Standard Class	1,722,462	1,355,355
LVIP Mondrian International Value Fund - Service Class	25,715,577	25,620,821
LVIP Mondrian International Value Fund - Standard Class	701,273	1,785,206
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	24,486,676	3,032,345
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	17,674	203,030
LVIP PIMCO Low Duration Bond Fund - Service Class	112,061,151	30,381,137
LVIP PIMCO Low Duration Bond Fund - Standard Class	4,720,593	5,652,901
LVIP SSGA Bond Index Fund - Service Class	59,769,288	127,219,985
LVIP SSGA Bond Index Fund - Standard Class	7,975,535	5,215,013
LVIP SSGA Conservative Index Allocation Fund - Service Class	11,178,331	12,878,463
LVIP SSGA Conservative Index Allocation Fund - Standard Class	88,151	397
LVIP SSGA Conservative Structured Allocation Fund - Service Class	10,756,447	29,826,130
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	853,082	472,160
LVIP SSGA Developed International 150 Fund - Service Class	20,194,732	14,478,699
LVIP SSGA Developed International 150 Fund - Standard Class	280,503	124,912
LVIP SSGA Emerging Markets 100 Fund - Service Class	22,543,901	18,613,231
LVIP SSGA Emerging Markets 100 Fund - Standard Class	2,437,769	142,756
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	200,095	18
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	42,403,514	88,555,868
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	101,506	51,989
LVIP SSGA International Index Fund - Service Class	33,609,587	19,114,631
LVIP SSGA International Index Fund - Standard Class	3,082,660	577,244
LVIP SSGA International Managed Volatility Fund - Service Class	29,837,112	23,879,179
LVIP SSGA International Managed Volatility Fund - Standard Class	13,125	10,136
LVIP SSGA Large Cap 100 Fund - Service Class	40,636,881	41,895,977
LVIP SSGA Large Cap 100 Fund - Standard Class	901,288	391,956
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	168,028,148	7,980,547
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	225	40,720
LVIP SSGA Mid-Cap Index Fund - Service Class	46,016,095	3,747,722
LVIP SSGA Mid-Cap Index Fund - Standard Class	2,498,635	372,146
LVIP SSGA Moderate Index Allocation Fund - Service Class	27,853,029	22,102,730
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,205,535	125,798
LVIP SSGA Moderate Structured Allocation Fund - Service Class	41,610,950	89,905,158
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	1,806,991	1,054,839
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	43,350,890	18,971,745
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	2,396,522	14,879
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	31,050,790	54,369,266
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	914,102	960,483

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA S&P 500 Index Fund - Service Class	$112,866,857	$115,462,793
LVIP SSGA S&P 500 Index Fund - Standard Class	19,835,229	10,300,463
LVIP SSGA Short-Term Bond Index Fund - Service Class	48,894,426	5,264,140
LVIP SSGA Short-Term Bond Index Fund - Standard Class	734,406	15,208
LVIP SSGA Small-Cap Index Fund - Service Class	63,611,095	17,366,308
LVIP SSGA Small-Cap Index Fund - Standard Class	4,491,494	998,904
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	23,969,531	14,659,456
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,690,244	1,287,912
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	122,798,978	8,082,711
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	15,026	54,199
LVIP T. Rowe Price 2010 Fund - Service Class	877,383	871,645
LVIP T. Rowe Price 2020 Fund - Service Class	1,307,634	1,716,965
LVIP T. Rowe Price 2030 Fund - Service Class	591,112	1,061,910
LVIP T. Rowe Price 2040 Fund - Service Class	631,533	668,852
LVIP T. Rowe Price Growth Stock Fund - Service Class	59,911,406	35,689,067
LVIP T. Rowe Price Growth Stock Fund - Standard Class	1,841,940	769,156
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	50,309,484	11,884,272
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	666,992	1,372,198
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	1,556,948	194
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	207,734,553	18,695,506
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	1,076	3,105
LVIP Vanguard Domestic Equity ETF Fund - Service Class	65,375,331	23,756,500
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	1,449,937	167,508
LVIP Vanguard International Equity ETF Fund - Service Class	61,662,536	7,028,564
LVIP Vanguard International Equity ETF Fund - Standard Class	6,721,217	690,852
LVIP Wellington Capital Growth Fund - Service Class	47,257,223	46,436,363
LVIP Wellington Capital Growth Fund - Standard Class	1,031,142	170,946
LVIP Wellington Mid-Cap Value Fund - Service Class	15,224,166	7,280,531
LVIP Wellington Mid-Cap Value Fund - Standard Class	203,381	13,911
LVIP Western Asset Core Bond Fund - Service Class	84,429,624	4,132,319
LVIP Western Asset Core Bond Fund - Standard Class	3,544,280	121,832
MFS® VIT Growth Series - Initial Class	1,332,563	719,140
MFS® VIT Growth Series - Service Class	39,275,397	9,536,384
MFS® VIT Total Return Series - Initial Class	926,002	1,370,084
MFS® VIT Total Return Series - Service Class	23,620,967	6,914,620
MFS® VIT Utilities Series - Initial Class	254,341	1,206,082
MFS® VIT Utilities Series - Service Class	6,335,968	31,689,907
MFS® VIT II Core Equity Portfolio - Service Class	357,298	340,072
MFS® VIT II International Value Portfolio - Initial Class	522,197	530,823
MFS® VIT II International Value Portfolio - Service Class	6,120,322	4,243,063
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	47,987	10,498
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1,548,456	983,337
Morgan Stanley VIF Growth Portfolio - Class II	1,428,529	762,284
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,868,197	4,956,921
Oppenheimer Global Fund/VA Service Shares	1,409,655	1,120,530
Oppenheimer International Growth Fund/VA Non-Service Shares	140,242	859,390
Oppenheimer International Growth Fund/VA Service Shares	4,369,847	2,327,529
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	221,513	46,838
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	5,475,236	2,033,126
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	981,519	360,075
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	51,284	37,459
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	3,805,732	4,126,733
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	30,855	38,736
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1,157,788	457,169
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	3,726	622
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	436,778	582,137
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	63,277	48,565
Putnam VT Equity Income Fund - Class IB	228,870	201,016
Putnam VT George Putnam Balanced Fund - Class IA	2,458	241,998
Putnam VT George Putnam Balanced Fund - Class IB	16,009,965	3,606,945
Putnam VT Global Health Care Fund - Class IA	205,519	60,295

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Putnam VT Global Health Care Fund - Class IB	$9,840,002	$5,464,454
Putnam VT Income Fund - Class IA	39,584	61
Putnam VT Income Fund - Class IB	1,939,016	1,217,921
Putnam VT Multi-Asset Absolute Return Fund - Class IA	60	4
Putnam VT Multi-Asset Absolute Return Fund - Class IB	612,193	354,224
QS Variable Conservative Growth - Class II	3,595,248	143,148
Rational Trend Aggregation VA Fund	80,381	175,210
SEI VP Market Growth Strategy Fund - Class II	2,270,952	102,081
SEI VP Market Growth Strategy Fund - Class III	519,743	445,421
SEI VP Market Plus Strategy Fund - Class III	221,455	62,162
Templeton Foreign VIP Fund - Class 1	51,364	28,919
Templeton Foreign VIP Fund - Class 4	962,115	279,471
Templeton Global Bond VIP Fund - Class 1	2,354,650	585,025
Templeton Global Bond VIP Fund - Class 2	4,805,742	46,371,909
Templeton Global Bond VIP Fund - Class 4	5,340,849	3,315,197
Templeton Growth VIP Fund - Class 2	5,664,244	7,149,545
VanEck VIP Global Hard Assets Fund - Class S Shares	1,051,489	1,232,427
VanEck VIP Global Hard Assets Fund - Initial Class Shares	70,157	40,728
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	3,144,689	1,650,896
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	68,960	689,516
Virtus Rampart Equity Trend Series - Class A Shares	755,351	1,801,567
Virtus Rampart Equity Trend Series - Class I Shares	17	52

5. Investments

The following is a summary of investments owned at December 31, 2018:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	1,059,332	$26.33	$27,892,222	$24,094,169
AB VPS International Value Portfolio - Class B	75	12.29	916	1,110
AB VPS Large Cap Growth Portfolio - Class B	172,917	48.91	8,457,352	7,396,024
AB VPS Small/Mid Cap Value Portfolio - Class A	37,581	16.93	636,249	771,526
AB VPS Small/Mid Cap Value Portfolio - Class B	10,334,282	16.75	173,099,230	195,614,500
ALPS/Alerian Energy Infrastructure Portfolio - Class I	45,179	7.58	342,455	432,397
ALPS/Alerian Energy Infrastructure Portfolio - Class III	563,114	7.57	4,262,776	5,300,906
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	11,143	10.56	117,670	137,020
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	913,898	11.07	10,116,854	11,052,272
ALPS/Stadion Core ETF Portfolio - Class I	26,110	10.80	281,989	310,966
ALPS/Stadion Core ETF Portfolio - Class III	1,261,050	11.01	13,884,165	14,428,323
ALPS/Stadion Tactical Growth Portfolio - Class III	443,609	10.82	4,799,850	4,602,014
American Century VP Balanced Fund - Class I	29,887	7.09	211,899	223,101
American Century VP Balanced Fund - Class II	9,655,200	7.10	68,551,921	71,073,965
American Century VP Inflation Protection Fund - Class II	2,374	9.64	22,885	24,677
American Century VP Large Company Value Fund - Class I	77,510	13.38	1,037,085	1,158,625
American Century VP Large Company Value Fund - Class II	1,055,288	13.59	14,341,366	16,021,050
American Funds Asset Allocation Fund - Class 1	805,807	21.29	17,155,624	17,564,171
American Funds Asset Allocation Fund - Class 1A	322,609	21.26	6,858,675	7,516,333
American Funds Asset Allocation Fund - Class 4	6,448,443	20.99	135,352,808	142,321,203
American Funds Blue Chip Income and Growth Fund - Class 1	289,118	12.38	3,579,277	3,890,759
American Funds Blue Chip Income and Growth Fund - Class 1A	255,180	12.35	3,151,479	3,674,962
American Funds Blue Chip Income and Growth Fund - Class 4	2,614,197	12.19	31,867,065	35,757,437
American Funds Bond Fund - Class 1	609,886	10.47	6,385,502	6,654,841
American Funds Bond Fund - Class 1A	308,444	10.45	3,223,241	3,276,012
American Funds Capital Income Builder® - Class 1	109,009	9.37	1,021,415	1,062,030
American Funds Capital Income Builder® - Class 1A	279,713	9.36	2,618,116	2,817,855
American Funds Capital Income Builder® - Class 4	4,065,216	9.35	38,009,767	39,979,091
American Funds Global Balanced Fund - Class 1	44,432	11.67	518,519	502,510
American Funds Global Balanced Fund - Class 1A	168,128	11.65	1,958,694	2,160,522

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Funds Global Bond Fund - Class 1	248,785	$11.42	$2,841,120	$2,927,320
American Funds Global Bond Fund - Class 1A	34,209	11.41	390,319	400,019
American Funds Global Growth and Income Fund - Class 1	100,108	13.02	1,303,401	1,342,760
American Funds Global Growth and Income Fund - Class 1A	70,466	13.00	916,063	1,096,958
American Funds Global Growth Fund - Class 1	75,662	25.74	1,947,543	2,091,934
American Funds Global Growth Fund - Class 1A	179,409	25.69	4,609,006	5,212,446
American Funds Global Growth Fund - Class 2	9,992,893	25.50	254,818,781	243,763,021
American Funds Global Growth Fund - Class 4	1,752,461	25.39	44,494,973	48,948,639
American Funds Global Small Capitalization Fund - Class 1	57,336	21.75	1,247,054	1,320,684
American Funds Global Small Capitalization Fund - Class 1A	15,765	21.71	342,253	394,160
American Funds Global Small Capitalization Fund - Class 2	15,571,774	21.16	329,498,738	320,955,345
American Funds Global Small Capitalization Fund - Class 4	589,088	21.28	12,535,790	14,036,379
American Funds Growth Fund - Class 1	136,617	69.96	9,557,746	9,980,133
American Funds Growth Fund - Class 1A	141,026	69.77	9,839,359	11,018,961
American Funds Growth Fund - Class 2	18,234,929	69.48	1,266,962,849	1,134,781,073
American Funds Growth Fund - Class 4	1,810,181	68.64	124,250,850	130,866,170
American Funds Growth-Income Fund - Class 1	131,406	45.39	5,964,501	6,255,669
American Funds Growth-Income Fund - Class 1A	148,270	45.28	6,713,676	7,458,283
American Funds Growth-Income Fund - Class 2	36,954,885	44.90	1,659,274,322	1,495,061,068
American Funds Growth-Income Fund - Class 4	2,078,168	44.47	92,416,120	99,107,452
American Funds High-Income Bond Fund - Class 1	178,459	9.34	1,666,803	1,875,763
American Funds High-Income Bond Fund - Class 1A	67,958	9.33	634,045	692,683
American Funds International Fund - Class 1	307,497	17.66	5,430,392	5,951,197
American Funds International Fund - Class 1A	278,679	17.62	4,910,316	5,822,522
American Funds International Fund - Class 2	32,242,695	17.60	567,471,436	589,362,096
American Funds International Fund - Class 4	2,158,882	17.40	37,564,541	42,602,834
American Funds International Growth and Income Fund - Class 1	108,001	15.35	1,657,815	1,824,404
American Funds International Growth and Income Fund - Class 1A	27,992	15.33	429,114	485,322
American Funds Managed Risk Asset Allocation Fund - Class P1	130,497	12.23	1,595,978	1,676,731
American Funds Managed Risk Asset Allocation Fund - Class P2	9,769,019	12.22	119,377,408	121,571,288
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	32,673	11.28	368,546	399,811
American Funds Managed Risk Growth Fund - Class P1	37,060	12.30	455,838	473,145
American Funds Managed Risk Growth-Income Fund - Class P1	3,816	11.73	44,759	45,503
American Funds Managed Risk International Fund - Class P1	27,401	9.82	269,074	296,188
American Funds Mortgage Fund - Class 1	54,499	10.30	561,339	573,194
American Funds Mortgage Fund - Class 1A	70,903	10.28	728,888	730,245
American Funds Mortgage Fund - Class 4	518,449	10.19	5,282,991	5,441,312
American Funds New World Fund® - Class 1	185,608	20.98	3,894,062	4,064,881
American Funds New World Fund® - Class 1A	82,054	20.92	1,716,565	1,984,076
American Funds New World Fund® - Class 4	1,244,094	20.71	25,765,191	26,968,064
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	14,261	11.94	170,277	174,621
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	125,780	11.93	1,500,556	1,493,529
BlackRock Global Allocation V.I. Fund - Class I	230,258	15.19	3,497,625	3,801,357
BlackRock Global Allocation V.I. Fund - Class III	74,216,800	12.95	961,107,557	1,048,432,727
ClearBridge Variable Aggressive Growth Portfolio - Class I	12,034	23.09	277,875	340,015
ClearBridge Variable Aggressive Growth Portfolio - Class II	879,547	22.73	19,992,101	24,562,636
ClearBridge Variable Large Cap Growth Portfolio - Class I	64,971	23.85	1,549,565	1,687,468
ClearBridge Variable Large Cap Growth Portfolio - Class II	2,522,194	23.78	59,977,781	65,282,642
ClearBridge Variable Mid Cap Portfolio - Class I	28,370	17.26	489,661	558,029
ClearBridge Variable Mid Cap Portfolio - Class II	1,871,165	17.17	32,127,906	36,060,387
Columbia VP Commodity Strategy Fund - Class 1	37,688	5.21	196,356	222,379
Columbia VP Commodity Strategy Fund - Class 2	140,207	5.15	722,066	821,961
Columbia VP Emerging Markets Bond Fund - Class 1	31,433	9.01	283,212	305,277
Columbia VP Emerging Markets Bond Fund - Class 2	203,113	9.00	1,828,015	1,983,908
Columbia VP Strategic Income Fund - Class 1	192,292	4.02	773,012	791,520
Columbia VP Strategic Income Fund - Class 2	1,085,037	3.98	4,318,447	4,435,519
Delaware VIP® Diversified Income Series - Service Class	189,529,194	9.92	1,880,129,596	1,987,931,798
Delaware VIP® Diversified Income Series - Standard Class	1,136,560	9.99	11,354,237	11,622,520
Delaware VIP® Emerging Markets Series - Service Class	14,016,569	20.28	284,256,005	279,161,505
Delaware VIP® Emerging Markets Series - Standard Class	27,714	20.36	564,265	622,748
Delaware VIP® High Yield Series - Service Class	21,801,370	4.65	101,376,366	115,977,600

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Delaware VIP® High Yield Series - Standard Class	477,876	$4.67	$2,231,681	$2,452,234
Delaware VIP® International Value Equity Series - Standard Class	6,397	10.73	68,640	79,868
Delaware VIP® Limited-Term Diversified Income Series - Service Class	122,752,770	9.53	1,169,833,896	1,211,762,008
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	214,002	9.59	2,052,279	2,092,240
Delaware VIP® REIT Series - Service Class	10,665,098	11.82	126,061,457	142,761,035
Delaware VIP® REIT Series - Standard Class	252,226	11.85	2,988,880	3,319,289
Delaware VIP® Small Cap Value Series - Service Class	10,469,630	32.58	341,100,554	367,540,273
Delaware VIP® Small Cap Value Series - Standard Class	199,789	32.76	6,545,079	7,608,935
Delaware VIP® Smid Cap Core Series - Service Class	8,816,751	17.52	154,469,474	210,360,607
Delaware VIP® Smid Cap Core Series - Standard Class	316,959	18.92	5,996,855	7,273,318
Delaware VIP® U.S. Growth Series - Service Class	30,153,850	9.24	278,621,565	288,402,402
Delaware VIP® U.S. Growth Series - Standard Class	5,895	9.57	56,414	61,078
Delaware VIP® Value Series - Service Class	10,371,439	28.20	292,474,587	268,788,078
Delaware VIP® Value Series - Standard Class	237,364	28.31	6,719,779	6,824,691
DWS Alternative Asset Allocation VIP Portfolio - Class A	117,758	12.10	1,424,873	1,574,589
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,769,966	12.09	45,578,891	50,462,200
DWS Equity 500 Index VIP Portfolio - Class A	264,849	18.90	5,005,644	4,288,502
DWS Small Cap Index VIP Portfolio - Class A	178,248	14.97	2,668,369	2,511,735
Eaton Vance VT Floating-Rate Income Fund - ADV Class	430,531	8.92	3,840,378	3,982,262
Eaton Vance VT Floating-Rate Income Fund - Initial Class	2,637,775	8.92	23,528,966	24,375,555
Fidelity® VIP Contrafund® Portfolio - Initial Class	71,676	32.13	2,302,939	2,504,435
Fidelity® VIP Contrafund® Portfolio - Service Class 2	32,012,872	31.31	1,002,323,005	925,747,684
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	41,698	11.68	487,031	530,521
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,123,946	11.64	13,082,727	14,331,070
Fidelity® VIP Growth Portfolio - Initial Class	78,672	63.12	4,965,787	5,382,052
Fidelity® VIP Growth Portfolio - Service Class 2	3,330,443	61.91	206,187,743	195,718,843
Fidelity® VIP Mid Cap Portfolio - Initial Class	50,937	30.19	1,537,776	1,806,399
Fidelity® VIP Mid Cap Portfolio - Service Class 2	16,467,084	29.22	481,168,204	524,894,919
Fidelity® VIP Strategic Income Portfolio - Initial Class	157,001	10.75	1,687,757	1,788,859
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,673,784	10.65	17,825,803	18,906,471
First Trust Dorsey Wright Tactical Core Portfolio - Class I	770,281	10.44	8,041,736	8,623,727
First Trust Dorsey Wright Tactical Core Portfolio - Class II	2,825	10.44	29,492	33,988
First Trust Multi Income Allocation Portfolio - Class I	583,540	10.17	5,934,600	6,150,905
First Trust Multi Income Allocation Portfolio - Class II	3,945	10.17	40,119	40,942
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	10,093,312	12.82	129,396,256	136,358,472
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	4,026	12.85	51,739	55,075
Franklin Founding Funds Allocation VIP Fund - Class 1	6,040	6.37	38,474	43,366
Franklin Founding Funds Allocation VIP Fund - Class 4	1,130,635	6.46	7,303,901	8,131,231
Franklin Income VIP Fund - Class 1	13,620	15.26	207,846	214,517
Franklin Income VIP Fund - Class 2	32,036,343	14.74	472,215,688	484,581,815
Franklin Income VIP Fund - Class 4	4,693,037	15.08	70,770,994	74,971,720
Franklin Mutual Shares VIP Fund - Class 1	32,876	17.71	582,234	680,885
Franklin Mutual Shares VIP Fund - Class 2	33,955,500	17.40	590,825,704	604,318,910
Franklin Mutual Shares VIP Fund - Class 4	1,314,845	17.55	23,075,535	26,899,353
Franklin Rising Dividends VIP Fund - Class 1	23,355	25.75	601,400	630,210
Franklin Rising Dividends VIP Fund - Class 4	853,366	25.11	21,428,018	22,483,278
Franklin Small Cap Value VIP Fund - Class 1	24,672	15.14	373,533	474,832
Franklin Small Cap Value VIP Fund - Class 4	425,871	14.96	6,371,034	7,990,207
Franklin Small-Mid Cap Growth VIP Fund - Class 1	23,756	17.04	404,796	457,600
Franklin Small-Mid Cap Growth VIP Fund - Class 4	350,215	15.81	5,536,904	6,432,976
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	633,405	1.00	633,397	633,397
Goldman Sachs VIT Government Money Market Fund - Service Shares	23,299,549	1.00	23,299,541	23,299,541
Goldman Sachs VIT Large Cap Value Fund - Service Shares	16,519,549	7.67	126,704,940	160,476,964
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	252,709	8.49	2,145,495	2,385,330
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	23,637	8.51	201,149	215,375
Guggenheim VT Long Short Equity	283,888	13.19	3,744,481	4,427,273
Guggenheim VT Multi-Hedge Strategies	199,856	23.57	4,710,609	4,790,930
Hartford Capital Appreciation HLS Fund - Class IA	1,466	39.89	58,476	74,190
Hartford Capital Appreciation HLS Fund - Class IC	264,617	39.54	10,462,967	12,427,167
Invesco V.I. American Franchise Fund - Series I Shares	37,388	57.15	2,136,708	1,703,177
Invesco V.I. American Franchise Fund - Series II Shares	24,199	54.90	1,328,552	1,150,652

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	69,403	$9.47	$657,245	$785,327
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1,263,456	9.34	11,800,680	13,961,205
Invesco V.I. Comstock Fund - Series I Shares	9,021	16.12	145,425	175,181
Invesco V.I. Comstock Fund - Series II Shares	386,645	16.06	6,209,517	7,428,801
Invesco V.I. Core Equity Fund - Series I Shares	161,782	30.94	5,005,520	4,681,143
Invesco V.I. Core Equity Fund - Series II Shares	38,172	30.66	1,170,358	1,086,514
Invesco V.I. Diversified Dividend Fund - Series I Shares	16,662	23.70	394,895	442,316
Invesco V.I. Diversified Dividend Fund - Series II Shares	727,553	23.54	17,126,592	18,340,454
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	42,136	17.80	750,022	851,529
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	6,390,562	17.29	110,492,810	119,526,655
Invesco V.I. Equity and Income Fund - Series I Shares	2,481	16.12	39,998	45,204
Invesco V.I. Equity and Income Fund - Series II Shares	835,423	16.04	13,400,189	15,074,971
Invesco V.I. International Growth Fund - Series I Shares	55,836	32.98	1,841,478	2,011,193
Invesco V.I. International Growth Fund - Series II Shares	1,620,627	32.51	52,686,573	58,096,340
Ivy VIP Asset Strategy Portfolio - Class I	930	8.29	7,711	9,023
Ivy VIP Asset Strategy Portfolio - Class II	950,345	8.29	7,880,069	8,998,219
Ivy VIP Energy Portfolio - Class I	1,161	3.88	4,498	5,985
Ivy VIP Energy Portfolio - Class II	1,337,411	3.87	5,169,628	7,791,303
Ivy VIP High Income Portfolio - Class I	237,772	3.35	795,442	834,473
Ivy VIP High Income Portfolio - Class II	5,781,960	3.34	19,286,306	20,693,122
Ivy VIP Mid Cap Growth Portfolio - Class I	188,531	11.10	2,093,521	2,342,301
Ivy VIP Mid Cap Growth Portfolio - Class II	893,112	11.07	9,887,906	9,948,765
Ivy VIP Science and Technology Portfolio - Class I	13,746	21.91	301,160	375,400
Ivy VIP Science and Technology Portfolio - Class II	1,048,863	21.84	22,904,648	26,380,194
Ivy VIP Small Cap Growth Portfolio - Class I	20,930	7.69	160,857	183,407
Ivy VIP Small Cap Growth Portfolio - Class II	671,467	7.68	5,158,482	5,863,677
Janus Henderson Balanced Portfolio - Service Shares	360,307	35.59	12,823,337	10,683,930
Janus Henderson Enterprise Portfolio - Service Shares	96,406	62.99	6,072,635	4,647,680
Janus Henderson Global Research Portfolio - Service Shares	13,575	46.15	626,502	429,768
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	178,767	10.66	1,905,654	1,912,831
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	7,439,567	10.53	78,338,637	79,138,048
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	369,421	15.41	5,692,776	5,850,442
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	5,095	10.11	51,510	53,149
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	307,754	10.08	3,102,156	3,159,612
Lincoln iShares® Global Growth Allocation Fund - Standard Class	47,003	10.43	490,434	531,223
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	90,548	10.52	952,833	981,642
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	2,393,573	11.08	26,520,788	29,142,219
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	482,441	24.97	12,046,563	13,513,355
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	881,438	14.13	12,454,713	14,798,002
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	2,383,000	14.05	33,481,150	34,656,575
LVIP American Balanced Allocation Fund - Service Class	3,816,451	11.82	45,106,638	48,233,970
LVIP American Balanced Allocation Fund - Standard Class	564,583	11.82	6,675,059	7,071,563
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	29,229,167	11.75	343,355,022	358,377,544
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,562,644	11.01	28,212,147	28,952,573
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	37,632	11.01	414,331	411,556
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	6,200,191	11.69	72,486,429	72,520,943
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	32,778	11.69	383,239	374,762
LVIP American Global Growth Fund - Service Class II	12,586,446	17.11	215,341,509	221,233,916
LVIP American Global Small Capitalization Fund - Service Class II	4,710,101	13.74	64,716,792	66,452,055
LVIP American Growth Allocation Fund - Service Class	3,070,318	12.16	37,344,273	40,107,351
LVIP American Growth Allocation Fund - Standard Class	129,278	12.17	1,573,055	1,700,886
LVIP American Growth Fund - Service Class II	33,167,881	19.31	640,504,943	611,401,265
LVIP American Growth-Income Fund - Service Class II	29,859,683	18.86	563,093,898	551,974,563
LVIP American Income Allocation Fund - Standard Class	6,891	11.01	75,886	79,251
LVIP American International Fund - Service Class II	15,639,786	12.89	201,534,276	213,456,945
LVIP American Preservation Fund - Service Class	804,794	9.70	7,806,503	7,937,674
LVIP American Preservation Fund - Standard Class	19,278	9.70	186,977	190,192
LVIP Baron Growth Opportunities Fund - Service Class	4,192,490	45.34	190,074,916	180,096,364
LVIP Baron Growth Opportunities Fund - Standard Class	16,060	46.70	749,991	817,081
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	44,500,219	18.76	834,779,599	783,661,414
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	13,638	18.79	256,242	263,443

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	82,819,940	$9.91	$820,828,427	$856,656,392
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	15,317	10.01	153,288	161,028
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	28,018,340	10.84	303,634,755	307,724,318
LVIP BlackRock Inflation Protected Bond Fund - Service Class	76,168,845	9.71	739,599,483	810,051,798
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	400,062	9.71	3,884,202	4,076,653
LVIP BlackRock Scientific Allocation Fund - Service Class	406,944	11.89	4,838,155	5,959,432
LVIP BlackRock Scientific Allocation Fund - Standard Class	1,647	11.52	18,975	24,285
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	26,781,353	11.22	300,513,557	296,184,270
LVIP Blended Core Equity Managed Volatility Fund - Service Class	23,523,722	11.85	278,638,482	259,078,755
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	5,363	11.85	63,553	57,562
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	21,217,963	32.02	679,484,047	681,464,032
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	64,197	32.69	2,098,611	1,805,864
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	38,237,215	14.56	556,772,083	487,626,892
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	5,502	15.02	82,618	63,104
LVIP Clarion Global Real Estate Fund - Service Class	10,387,670	8.37	86,913,630	88,497,657
LVIP Clarion Global Real Estate Fund - Standard Class	134,632	8.46	1,138,449	1,246,242
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	15,062,887	9.69	146,004,566	149,677,982
LVIP Delaware Bond Fund - Service Class	263,330,023	13.06	3,438,036,774	3,612,923,671
LVIP Delaware Bond Fund - Standard Class	5,099,320	13.06	66,581,823	69,069,938
LVIP Delaware Diversified Floating Rate Fund - Service Class	82,326,207	9.83	808,937,313	832,766,159
LVIP Delaware Diversified Floating Rate Fund - Standard Class	281,931	9.83	2,771,385	2,863,565
LVIP Delaware Social Awareness Fund - Service Class	1,593,665	33.23	52,957,483	59,402,512
LVIP Delaware Social Awareness Fund - Standard Class	180,810	33.40	6,039,229	6,248,766
LVIP Delaware Special Opportunities Fund - Service Class	2,474,890	31.60	78,216,409	95,655,753
LVIP Delaware Wealth Builder Fund - Service Class	1,212,599	11.00	13,334,955	16,385,046
LVIP Delaware Wealth Builder Fund - Standard Class	364,168	11.02	4,011,314	4,880,241
LVIP Dimensional International Core Equity Fund - Service Class	6,327,469	9.29	58,750,553	67,336,161
LVIP Dimensional International Core Equity Fund - Standard Class	901,383	9.29	8,374,745	9,496,804
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	48,121,729	8.89	427,609,685	477,625,298
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	157,578	8.89	1,400,556	1,513,079
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	3,803,530	28.39	107,978,412	118,936,942
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	222,540	28.53	6,349,967	7,048,954
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	4,520,874	11.28	50,995,459	54,064,934
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	658,293	11.28	7,428,181	8,024,938
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	50,947,245	13.93	709,847,964	695,935,833
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	162,946	13.94	2,271,950	2,215,434
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	60,595,723	10.27	622,196,880	637,722,432
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	1,579,482	10.27	16,218,118	16,543,110
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	30,762,883	12.10	372,077,066	361,606,282
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	8,634	12.10	104,458	100,373
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	25,360,223	32.19	816,294,843	815,379,793
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,199	32.18	38,594	42,084
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	1,235,806	9.72	12,012,038	12,529,885
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	3,280	9.72	31,887	33,989
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	28,359,806	9.63	273,190,004	285,240,278
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	1,098	9.63	10,575	10,676
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	320,322	9.50	3,043,057	3,161,052
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	76,412,472	13.09	1,000,544,904	1,014,226,261
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	16,113	13.10	211,028	223,911
LVIP Global Growth Allocation Managed Risk Fund - Service Class	562,897,086	13.47	7,582,223,742	7,263,771,009
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	538,100	13.47	7,246,599	7,529,910
LVIP Global Income Fund - Service Class	53,938,968	11.01	593,975,909	614,144,052
LVIP Global Income Fund - Standard Class	54,207	11.08	600,772	611,327
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	428,284,984	13.85	5,930,890,450	5,710,057,533
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	126,511	13.85	1,752,179	1,852,332
LVIP Goldman Sachs Income Builder Fund - Service Class	1,221,732	9.39	11,469,620	12,111,018
LVIP Goldman Sachs Income Builder Fund - Standard Class	55,467	9.39	520,776	553,342
LVIP Government Money Market Fund - Service Class	26,199,452	10.00	261,994,547	261,994,547
LVIP Government Money Market Fund - Standard Class	2,657,362	10.00	26,573,627	26,573,626

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	28,863,493	$9.76	$281,678,827	$298,725,891
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	12,083,725	10.14	122,468,548	123,133,484
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	7,335	10.14	74,342	76,109
LVIP JPMorgan High Yield Fund - Service Class	17,409,181	9.89	172,159,383	190,636,324
LVIP JPMorgan High Yield Fund - Standard Class	100,865	9.89	997,658	1,093,471
LVIP JPMorgan Retirement Income Fund - Service Class	445,269	11.37	5,061,373	5,815,895
LVIP JPMorgan Retirement Income Fund - Standard Class	73,796	11.37	839,064	1,037,504
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	34,879,551	15.29	533,203,688	515,337,424
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	15,222	15.40	234,360	240,513
LVIP Loomis Sayles Global Growth Fund - Service Class	6,780	9.36	63,478	69,540
LVIP Loomis Sayles Global Growth Fund - Standard Class	1,122	9.37	10,514	11,949
LVIP MFS International Equity Managed Volatility Fund - Service Class	37,487,792	10.38	388,973,330	394,250,809
LVIP MFS International Growth Fund - Service Class	11,738,129	16.04	188,267,845	167,061,450
LVIP MFS International Growth Fund - Standard Class	29,972	16.02	480,084	541,585
LVIP MFS Value Fund - Service Class	22,834,136	36.78	839,793,849	680,942,147
LVIP MFS Value Fund - Standard Class	43,892	36.80	1,615,138	1,831,427
LVIP Mondrian International Value Fund - Service Class	15,846,848	15.20	240,903,775	266,412,730
LVIP Mondrian International Value Fund - Standard Class	607,199	15.21	9,234,288	10,014,711
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	5,825,386	9.17	53,418,785	59,746,555
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	3,476	9.18	31,893	34,511
LVIP PIMCO Low Duration Bond Fund - Service Class	48,366,037	9.88	477,856,438	485,537,842
LVIP PIMCO Low Duration Bond Fund - Standard Class	536,526	9.88	5,301,411	5,389,677
LVIP SSGA Bond Index Fund - Service Class	82,135,444	10.89	894,044,299	913,549,089
LVIP SSGA Bond Index Fund - Standard Class	486,911	10.88	5,298,075	5,398,980
LVIP SSGA Conservative Index Allocation Fund - Service Class	5,384,665	12.16	65,455,991	65,132,205
LVIP SSGA Conservative Index Allocation Fund - Standard Class	6,688	12.16	81,308	87,740
LVIP SSGA Conservative Structured Allocation Fund - Service Class	14,042,993	10.98	154,234,191	159,756,698
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	88,800	10.98	975,295	1,056,927
LVIP SSGA Developed International 150 Fund - Service Class	18,198,301	7.45	135,650,135	150,724,132
LVIP SSGA Developed International 150 Fund - Standard Class	80,925	7.45	602,895	724,305
LVIP SSGA Emerging Markets 100 Fund - Service Class	19,462,858	8.29	161,386,020	183,788,723
LVIP SSGA Emerging Markets 100 Fund - Standard Class	384,919	8.29	3,190,593	3,666,469
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	19,992	10.07	201,382	200,074
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	67,210,944	11.03	741,202,288	768,780,608
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	64,390	11.03	709,966	758,039
LVIP SSGA International Index Fund - Service Class	31,651,971	8.31	262,932,924	263,347,880
LVIP SSGA International Index Fund - Standard Class	504,101	8.30	4,186,058	4,817,281
LVIP SSGA International Managed Volatility Fund - Service Class	38,620,841	8.56	330,671,642	335,866,585
LVIP SSGA International Managed Volatility Fund - Standard Class	16,013	8.56	136,992	135,395
LVIP SSGA Large Cap 100 Fund - Service Class	25,300,545	11.35	287,059,980	315,475,578
LVIP SSGA Large Cap 100 Fund - Standard Class	252,705	11.36	2,871,233	3,537,908
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	38,404,572	12.84	493,268,320	479,103,916
LVIP SSGA Mid-Cap Index Fund - Service Class	5,798,313	10.70	62,059,340	73,897,424
LVIP SSGA Mid-Cap Index Fund - Standard Class	262,273	10.71	2,809,465	3,312,858
LVIP SSGA Moderate Index Allocation Fund - Service Class	16,032,806	13.36	214,182,252	204,426,102
LVIP SSGA Moderate Index Allocation Fund - Standard Class	74,120	13.36	990,394	1,095,834
LVIP SSGA Moderate Structured Allocation Fund - Service Class	57,697,050	11.66	672,459,112	683,468,160
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	72,693	11.66	847,533	936,119
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	14,343,214	13.66	195,985,681	185,151,221
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	173,945	13.69	2,381,137	2,624,526
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	32,146,177	12.01	386,043,435	388,997,645
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	169,931	12.01	2,041,554	2,234,899
LVIP SSGA S&P 500 Index Fund - Service Class	59,687,401	16.89	1,008,358,946	805,429,169
LVIP SSGA S&P 500 Index Fund - Standard Class	3,037,726	16.90	51,331,495	46,431,095
LVIP SSGA Short-Term Bond Index Fund - Service Class	4,340,842	10.02	43,508,254	43,617,524
LVIP SSGA Short-Term Bond Index Fund - Standard Class	71,616	10.03	718,525	719,163
LVIP SSGA Small-Cap Index Fund - Service Class	11,285,044	26.87	303,183,994	287,577,330
LVIP SSGA Small-Cap Index Fund - Standard Class	317,738	26.88	8,540,794	9,407,821
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	11,414,619	10.96	125,149,881	148,339,300
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	276,207	10.97	3,030,815	3,824,295
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	36,196,209	11.86	429,287,031	434,143,576

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	4,416	$11.86	$52,390	$52,004
LVIP T. Rowe Price 2010 Fund - Service Class	490,742	10.43	5,119,912	5,389,471
LVIP T. Rowe Price 2020 Fund - Service Class	819,828	10.46	8,572,118	8,344,188
LVIP T. Rowe Price 2030 Fund - Service Class	392,595	10.45	4,101,442	4,011,863
LVIP T. Rowe Price 2040 Fund - Service Class	411,003	9.83	4,039,338	3,848,173
LVIP T. Rowe Price Growth Stock Fund - Service Class	7,622,072	38.91	296,536,715	250,323,203
LVIP T. Rowe Price Growth Stock Fund - Standard Class	56,210	39.81	2,237,446	2,597,733
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	8,005,082	22.39	179,193,751	174,036,771
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	127,636	23.26	2,968,693	2,562,903
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	159,355	9.50	1,514,354	1,556,702
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	99,898,118	10.25	1,023,755,913	1,014,749,422
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	3,037	10.25	31,126	29,875
LVIP Vanguard Domestic Equity ETF Fund - Service Class	12,710,917	17.54	222,911,348	203,744,352
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	138,144	17.55	2,424,288	2,447,208
LVIP Vanguard International Equity ETF Fund - Service Class	16,315,608	9.64	157,298,769	170,923,184
LVIP Vanguard International Equity ETF Fund - Standard Class	676,880	9.65	6,528,503	7,389,716
LVIP Wellington Capital Growth Fund - Service Class	7,589,565	42.39	321,736,853	255,458,123
LVIP Wellington Capital Growth Fund - Standard Class	17,665	43.56	769,423	927,721
LVIP Wellington Mid-Cap Value Fund - Service Class	3,855,647	22.86	88,120,814	85,013,263
LVIP Wellington Mid-Cap Value Fund - Standard Class	19,397	22.93	444,745	494,944
LVIP Western Asset Core Bond Fund - Service Class	12,200,793	9.41	114,846,065	118,408,949
LVIP Western Asset Core Bond Fund - Standard Class	419,148	9.42	3,946,281	4,046,216
MFS® VIT Growth Series - Initial Class	88,406	47.01	4,155,974	4,200,622
MFS® VIT Growth Series - Service Class	2,821,628	45.26	127,706,866	119,835,756
MFS® VIT Total Return Series - Initial Class	250,562	21.78	5,457,248	6,091,502
MFS® VIT Total Return Series - Service Class	3,573,049	21.38	76,391,785	83,428,875
MFS® VIT Utilities Series - Initial Class	208,314	29.38	6,120,263	6,288,180
MFS® VIT Utilities Series - Service Class	5,843,889	28.86	168,654,644	162,488,321
MFS® VIT II Core Equity Portfolio - Service Class	100,656	21.44	2,158,072	2,326,219
MFS® VIT II International Value Portfolio - Initial Class	37,020	25.02	926,248	947,384
MFS® VIT II International Value Portfolio - Service Class	1,170,636	24.60	28,797,637	28,719,152
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	41,988	6.80	285,519	333,889
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	961,502	6.76	6,499,751	7,459,189
Morgan Stanley VIF Growth Portfolio - Class II	100,264	26.95	2,702,114	2,749,580
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,251,816	15.69	19,640,995	18,545,324
Oppenheimer Global Fund/VA Service Shares	201,058	37.53	7,545,718	6,852,362
Oppenheimer International Growth Fund/VA Non-Service Shares	270,252	2.03	548,611	622,897
Oppenheimer International Growth Fund/VA Service Shares	5,884,082	2.12	12,474,254	14,322,217
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	30,508	20.36	621,141	738,724
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	552,545	20.03	11,067,466	13,139,850
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	429,949	8.01	3,443,888	3,712,963
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	14,151	8.03	113,636	122,340
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,670,406	6.09	10,172,770	15,565,087
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	3,560	6.00	21,363	25,115
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	437,095	10.35	4,523,929	4,505,083
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	4,197	10.35	43,436	42,745
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	262,299	12.01	3,150,213	3,355,186
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	3,595	12.01	43,170	44,921
Putnam VT Equity Income Fund - Class IB	47,024	23.12	1,087,189	1,129,206
Putnam VT George Putnam Balanced Fund - Class IB	2,240,957	11.33	25,390,040	25,939,315
Putnam VT Global Health Care Fund - Class IA	17,558	13.92	244,401	272,090
Putnam VT Global Health Care Fund - Class IB	1,085,925	13.44	14,594,835	16,975,076
Putnam VT Income Fund - Class IA	3,654	10.81	39,503	39,523
Putnam VT Income Fund - Class IB	624,938	10.70	6,686,832	6,821,688
Putnam VT Multi-Asset Absolute Return Fund - Class IA	133	9.61	1,277	1,399
Putnam VT Multi-Asset Absolute Return Fund - Class IB	298,552	9.47	2,827,288	3,080,914
QS Variable Conservative Growth - Class II	306,869	13.21	4,053,745	4,509,905
Rational Trend Aggregation VA Fund	100,114	10.74	1,075,228	1,152,387
SEI VP Market Growth Strategy Fund - Class II	195,970	9.97	1,953,816	2,166,981
SEI VP Market Growth Strategy Fund - Class III	245,535	9.95	2,443,078	2,543,641
SEI VP Market Plus Strategy Fund - Class III	189,266	10.32	1,953,224	2,028,658

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Templeton Foreign VIP Fund - Class 1	3,325	$13.01	$43,260	$51,615
Templeton Foreign VIP Fund - Class 4	244,456	12.96	3,168,150	3,546,800
Templeton Global Bond VIP Fund - Class 1	240,487	17.54	4,218,140	4,201,633
Templeton Global Bond VIP Fund - Class 2	17,737,027	16.83	298,514,149	304,934,736
Templeton Global Bond VIP Fund - Class 4	1,672,570	17.19	28,751,484	28,304,816
Templeton Growth VIP Fund - Class 2	1,791,261	12.21	21,871,292	24,290,147
VanEck VIP Global Hard Assets Fund - Class S Shares	153,238	16.37	2,508,513	3,298,244
VanEck VIP Global Hard Assets Fund - Initial Class Shares	17,522	17.02	298,227	417,286
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1,608,154	8.72	14,023,104	14,900,385
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	62,693	8.70	545,432	587,697

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2018, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	539,017	(402,747)	136,270
AB VPS Growth and Income Portfolio - Class B	3,700	(3,700)	—
AB VPS International Value Portfolio - Class B	—	(3)	(3)
AB VPS Large Cap Growth Portfolio - Class B	22,871	(132,045)	(109,174)
AB VPS Small/Mid Cap Value Portfolio - Class A	28,892	(5,189)	23,703
AB VPS Small/Mid Cap Value Portfolio - Class B	638,040	(601,395)	36,645
ALPS/Alerian Energy Infrastructure Portfolio - Class I	5,824	(20,526)	(14,702)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	78,151	(120,621)	(42,470)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	8,480	(2,271)	6,209
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	322,783	(111,990)	210,793
ALPS/Stadion Core ETF Portfolio - Class I	26,338	(5,841)	20,497
ALPS/Stadion Core ETF Portfolio - Class III	590,781	(129,221)	461,560
ALPS/Stadion Tactical Growth Portfolio - Class III	86,047	(76,040)	10,007
American Century VP Balanced Fund - Class I	15,375	(2,231)	13,144
American Century VP Balanced Fund - Class II	2,714,143	(804,139)	1,910,004
American Century VP Inflation Protection Fund - Class II	1,319	(1,463)	(144)
American Century VP Large Company Value Fund - Class I	96,906	(23,276)	73,630
American Century VP Large Company Value Fund - Class II	1,221,754	(68,441)	1,153,313
American Funds Asset Allocation Fund - Class 1	143,625	(192,762)	(49,137)
American Funds Asset Allocation Fund - Class 1A	330,895	(56,905)	273,990
American Funds Asset Allocation Fund - Class 4	3,452,474	(1,934,119)	1,518,355
American Funds Blue Chip Income and Growth Fund - Class 1	9,185	(37,077)	(27,892)
American Funds Blue Chip Income and Growth Fund - Class 1A	257,284	(8,463)	248,821
American Funds Blue Chip Income and Growth Fund - Class 4	663,217	(210,008)	453,209
American Funds Bond Fund - Class 1	59,972	(54,344)	5,628
American Funds Bond Fund - Class 1A	280,265	(66,045)	214,220
American Funds Capital Income Builder® - Class 1	20,564	(12,186)	8,378
American Funds Capital Income Builder® - Class 1A	248,854	(30,000)	218,854
American Funds Capital Income Builder® - Class 4	912,776	(278,059)	634,717
American Funds Global Balanced Fund - Class 1	84	(225)	(141)
American Funds Global Balanced Fund - Class 1A	182,173	(24,977)	157,196
American Funds Global Bond Fund - Class 1	39,534	(33,154)	6,380
American Funds Global Bond Fund - Class 1A	54,586	(23,267)	31,319
American Funds Global Growth and Income Fund - Class 1	4,044	(2,057)	1,987
American Funds Global Growth and Income Fund - Class 1A	75,601	(3,040)	72,561
American Funds Global Growth Fund - Class 1	11,742	(13,949)	(2,207)
American Funds Global Growth Fund - Class 1A	356,995	(97,965)	259,030
American Funds Global Growth Fund - Class 2	296,486	(1,165,719)	(869,233)
American Funds Global Growth Fund - Class 4	1,288,945	(292,364)	996,581
American Funds Global Small Capitalization Fund - Class 1	5,714	(8,055)	(2,341)
American Funds Global Small Capitalization Fund - Class 1A	25,385	(8,839)	16,546
American Funds Global Small Capitalization Fund - Class 2	516,567	(2,049,580)	(1,533,013)
American Funds Global Small Capitalization Fund - Class 4	507,093	(142,857)	364,236

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Growth Fund - Class 1	55,434	(91,777)	(36,343)
American Funds Growth Fund - Class 1A	605,913	(39,253)	566,660
American Funds Growth Fund - Class 2	206,146	(7,100,028)	(6,893,882)
American Funds Growth Fund - Class 4	2,204,625	(413,733)	1,790,892
American Funds Growth-Income Fund - Class 1	29,326	(49,412)	(20,086)
American Funds Growth-Income Fund - Class 1A	468,314	(72,227)	396,087
American Funds Growth-Income Fund - Class 2	227,898	(9,635,972)	(9,408,074)
American Funds Growth-Income Fund - Class 4	2,531,118	(332,864)	2,198,254
American Funds High-Income Bond Fund - Class 1	8,839	(10,259)	(1,420)
American Funds High-Income Bond Fund - Class 1A	58,839	(33,388)	25,451
American Funds International Fund - Class 1	39,863	(43,555)	(3,692)
American Funds International Fund - Class 1A	337,521	(21,801)	315,720
American Funds International Fund - Class 2	733,047	(2,833,146)	(2,100,099)
American Funds International Fund - Class 4	1,340,098	(293,132)	1,046,966
American Funds International Growth and Income Fund - Class 1	37,305	(27,108)	10,197
American Funds International Growth and Income Fund - Class 1A	23,004	(37,441)	(14,437)
American Funds Managed Risk Asset Allocation Fund - Class P1	74,885	(7,767)	67,118
American Funds Managed Risk Asset Allocation Fund - Class P2	1,831,124	(374,658)	1,456,466
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	26,960	(3,591)	23,369
American Funds Managed Risk Growth Fund - Class P1	54,411	(27,937)	26,474
American Funds Managed Risk Growth-Income Fund - Class P1	2,408	(726)	1,682
American Funds Managed Risk International Fund - Class P1	28,661	(3,671)	24,990
American Funds Mortgage Fund - Class 1	20,601	(6,409)	14,192
American Funds Mortgage Fund - Class 1A	73,959	(10,951)	63,008
American Funds Mortgage Fund - Class 4	127,505	(96,586)	30,919
American Funds New World Fund® - Class 1	50,989	(20,656)	30,333
American Funds New World Fund® - Class 1A	138,044	(30,726)	107,318
American Funds New World Fund® - Class 4	771,213	(208,196)	563,017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	26,600	(28,387)	(1,787)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	140,200	(20,787)	119,413
BlackRock Global Allocation V.I. Fund - Class I	193,421	(234,139)	(40,718)
BlackRock Global Allocation V.I. Fund - Class III	1,091,448	(6,626,972)	(5,535,524)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	16,619	(17,959)	(1,340)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	35,741	(443,140)	(407,399)
ClearBridge Variable Aggressive Growth Portfolio - Class I	140	(604)	(464)
ClearBridge Variable Aggressive Growth Portfolio - Class II	139,686	(147,724)	(8,038)
ClearBridge Variable Large Cap Growth Portfolio - Class I	113,482	(6,112)	107,370
ClearBridge Variable Large Cap Growth Portfolio - Class II	4,466,376	(242,452)	4,223,924
ClearBridge Variable Mid Cap Portfolio - Class I	5,798	(3,136)	2,662
ClearBridge Variable Mid Cap Portfolio - Class II	682,328	(198,498)	483,830
Columbia VP Commodity Strategy Fund - Class 1	8,924	(2,909)	6,015
Columbia VP Commodity Strategy Fund - Class 2	39,572	(5,345)	34,227
Columbia VP Emerging Markets Bond Fund - Class 1	31,448	(24,322)	7,126
Columbia VP Emerging Markets Bond Fund - Class 2	98,997	(21,150)	77,847
Columbia VP Strategic Income Fund - Class 1	76,425	(2,653)	73,772
Columbia VP Strategic Income Fund - Class 2	249,762	(109,162)	140,600
Delaware VIP® Diversified Income Series - Service Class	6,963,247	(11,085,038)	(4,121,791)
Delaware VIP® Diversified Income Series - Standard Class	523,878	(123,513)	400,365
Delaware VIP® Emerging Markets Series - Service Class	1,709,981	(1,398,173)	311,808
Delaware VIP® Emerging Markets Series - Standard Class	23,617	(10,106)	13,511
Delaware VIP® High Yield Series - Service Class	805,050	(1,752,717)	(947,667)
Delaware VIP® High Yield Series - Standard Class	2,055	(26,667)	(24,612)
Delaware VIP® International Value Equity Series - Standard Class	17	(1,552)	(1,535)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	3,432,761	(10,555,434)	(7,122,673)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	87,353	(26,666)	60,687
Delaware VIP® REIT Series - Service Class	403,024	(1,055,090)	(652,066)
Delaware VIP® REIT Series - Standard Class	60,846	(20,407)	40,439
Delaware VIP® Small Cap Value Series - Service Class	1,587,008	(705,049)	881,959
Delaware VIP® Small Cap Value Series - Standard Class	116,515	(18,153)	98,362
Delaware VIP® Smid Cap Core Series - Service Class	425,697	(620,208)	(194,511)
Delaware VIP® Smid Cap Core Series - Standard Class	29,334	(15,996)	13,338
Delaware VIP® U.S. Growth Series - Service Class	230,181	(1,788,527)	(1,558,346)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® U.S. Growth Series - Standard Class	9,946	(5,220)	4,726
Delaware VIP® Value Series - Service Class	1,233,114	(1,457,705)	(224,591)
Delaware VIP® Value Series - Standard Class	88,825	(49,588)	39,237
DWS Alternative Asset Allocation VIP Portfolio - Class A	35,027	(4,699)	30,328
DWS Alternative Asset Allocation VIP Portfolio - Class B	373,627	(661,508)	(287,881)
DWS Equity 500 Index VIP Portfolio - Class A	15,672	(35,538)	(19,866)
DWS Small Cap Index VIP Portfolio - Class A	6,851	(23,397)	(16,546)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	223,937	(197,908)	26,029
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,507,302	(893,237)	614,065
Fidelity® VIP Contrafund® Portfolio - Initial Class	78,502	(17,427)	61,075
Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,196,218	(3,074,450)	(878,232)
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	153,886	(108,447)	45,439
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	786,201	(80,890)	705,311
Fidelity® VIP Growth Portfolio - Initial Class	67,964	(52,915)	15,049
Fidelity® VIP Growth Portfolio - Service Class 2	735,302	(1,121,630)	(386,328)
Fidelity® VIP Mid Cap Portfolio - Initial Class	13,921	(19,458)	(5,537)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,655,837	(1,882,926)	(227,089)
Fidelity® VIP Strategic Income Portfolio - Initial Class	146,464	(40,190)	106,274
Fidelity® VIP Strategic Income Portfolio - Service Class 2	551,126	(270,412)	280,714
First Trust Dorsey Wright Tactical Core Portfolio - Class I	471,497	(100,751)	370,746
First Trust Dorsey Wright Tactical Core Portfolio - Class II	2,737	(14)	2,723
First Trust Multi Income Allocation Portfolio - Class I	163,689	(97,140)	66,549
First Trust Multi Income Allocation Portfolio - Class II	4,008	(4,292)	(284)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	5,062,007	(542,836)	4,519,171
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	2,837	(16,106)	(13,269)
Franklin Founding Funds Allocation VIP Fund - Class 1	3,585	(14)	3,571
Franklin Founding Funds Allocation VIP Fund - Class 4	114,716	(107,223)	7,493
Franklin Income VIP Fund - Class 1	5,022	(189)	4,833
Franklin Income VIP Fund - Class 2	531,661	(4,597,967)	(4,066,306)
Franklin Income VIP Fund - Class 4	2,410,846	(323,907)	2,086,939
Franklin Mutual Shares VIP Fund - Class 1	4,919	(22,110)	(17,191)
Franklin Mutual Shares VIP Fund - Class 2	625,446	(4,932,085)	(4,306,639)
Franklin Mutual Shares VIP Fund - Class 4	993,623	(127,904)	865,719
Franklin Rising Dividends VIP Fund - Class 1	11,157	(14,843)	(3,686)
Franklin Rising Dividends VIP Fund - Class 4	346,127	(288,993)	57,134
Franklin Small Cap Value VIP Fund - Class 1	7,087	(20,953)	(13,866)
Franklin Small Cap Value VIP Fund - Class 4	118,043	(94,402)	23,641
Franklin Small-Mid Cap Growth VIP Fund - Class 1	19,919	(5,536)	14,383
Franklin Small-Mid Cap Growth VIP Fund - Class 4	144,744	(98,110)	46,634
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	57,184	(40,136)	17,048
Goldman Sachs VIT Government Money Market Fund - Service Shares	826,426	(2,049,966)	(1,223,540)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	142,619	(761,096)	(618,477)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	53,138	(61,526)	(8,388)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	25,583	(15,212)	10,371
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	26,756	(563,099)	(536,343)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	24,061	(26,429)	(2,368)
Guggenheim VT Long Short Equity	67,219	(106,786)	(39,567)
Guggenheim VT Multi-Hedge Strategies	74,492	(45,034)	29,458
Hartford Capital Appreciation HLS Fund - Class IA	7	(2,673)	(2,666)
Hartford Capital Appreciation HLS Fund - Class IC	126,450	(153,396)	(26,946)
Invesco V.I. American Franchise Fund - Series I Shares	16,216	(53,684)	(37,468)
Invesco V.I. American Franchise Fund - Series II Shares	358	(5,722)	(5,364)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	10,119	(12,316)	(2,197)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	90,844	(189,966)	(99,122)
Invesco V.I. Comstock Fund - Series I Shares	3,536	(134)	3,402
Invesco V.I. Comstock Fund - Series II Shares	195,932	(56,674)	139,258
Invesco V.I. Core Equity Fund - Series I Shares	15,093	(54,893)	(39,800)
Invesco V.I. Core Equity Fund - Series II Shares	600	(7,807)	(7,207)
Invesco V.I. Diversified Dividend Fund - Series I Shares	38,390	(9,721)	28,669
Invesco V.I. Diversified Dividend Fund - Series II Shares	211,363	(274,177)	(62,814)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	101,873	(41,076)	60,797
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,328,812	(480,156)	3,848,656

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Equity and Income Fund - Series I Shares	—	(182)	(182)
Invesco V.I. Equity and Income Fund - Series II Shares	103,352	(158,710)	(55,358)
Invesco V.I. International Growth Fund - Series I Shares	28,322	(30,610)	(2,288)
Invesco V.I. International Growth Fund - Series II Shares	835,605	(200,323)	635,282
Ivy VIP Asset Strategy Portfolio - Class I	711	(3)	708
Ivy VIP Asset Strategy Portfolio - Class II	59,789	(123,593)	(63,804)
Ivy VIP Energy Portfolio - Class I	4,752	(6)	4,746
Ivy VIP Energy Portfolio - Class II	680,859	(500,002)	180,857
Ivy VIP High Income Portfolio - Class I	69,993	(6,522)	63,471
Ivy VIP High Income Portfolio - Class II	450,155	(348,931)	101,224
Ivy VIP Micro Cap Growth Portfolio - Class I	2,935	(12,155)	(9,220)
Ivy VIP Micro Cap Growth Portfolio - Class II	228,151	(576,287)	(348,136)
Ivy VIP Mid Cap Growth Portfolio - Class I	151,216	(14,378)	136,838
Ivy VIP Mid Cap Growth Portfolio - Class II	348,480	(170,731)	177,749
Ivy VIP Science and Technology Portfolio - Class I	12,926	(1,886)	11,040
Ivy VIP Science and Technology Portfolio - Class II	418,232	(137,724)	280,508
Ivy VIP Small Cap Growth Portfolio - Class I	13,257	(60)	13,197
Ivy VIP Small Cap Growth Portfolio - Class II	512,157	(74,614)	437,543
Janus Henderson Balanced Portfolio - Service Shares	36,467	(83,534)	(47,067)
Janus Henderson Enterprise Portfolio - Service Shares	20,539	(35,822)	(15,283)
Janus Henderson Global Research Portfolio - Service Shares	4,247	(3,847)	400
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	144,603	(36,777)	107,826
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	3,738,300	(437,245)	3,301,055
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	186,840	(162,082)	24,758
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	—	(157)	(157)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	146,297	(34,753)	111,544
Lincoln iShares® Global Growth Allocation Fund - Standard Class	27,643	(27,434)	209
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	34,083	(16,364)	17,719
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	689,585	(202,775)	486,810
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	499,845	(128,806)	371,039
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	10,790	(58,012)	(47,222)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,946,001	(965,038)	980,963
LVIP American Balanced Allocation Fund - Service Class	1,004,468	(882,074)	122,394
LVIP American Balanced Allocation Fund - Standard Class	245,402	(202,583)	42,819
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	4,937,621	(1,028,718)	3,908,903
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	603,539	(223,493)	380,046
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	14	(21,461)	(21,447)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	902,463	(492,367)	410,096
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	28	(613)	(585)
LVIP American Global Growth Fund - Service Class II	2,764,912	(321,155)	2,443,757
LVIP American Global Small Capitalization Fund - Service Class II	372,744	(431,845)	(59,101)
LVIP American Growth Allocation Fund - Service Class	750,721	(178,332)	572,389
LVIP American Growth Allocation Fund - Standard Class	36,172	(6,177)	29,995
LVIP American Growth Fund - Service Class II	5,270,075	(674,502)	4,595,573
LVIP American Growth-Income Fund - Service Class II	5,761,810	(504,343)	5,257,467
LVIP American Income Allocation Fund - Standard Class	221	(466)	(245)
LVIP American International Fund - Service Class II	3,370,412	(576,635)	2,793,777
LVIP American Preservation Fund - Service Class	216,345	(154,488)	61,857
LVIP American Preservation Fund - Standard Class	7,518	(1,781)	5,737
LVIP Baron Growth Opportunities Fund - Service Class	1,351,248	(678,713)	672,535
LVIP Baron Growth Opportunities Fund - Standard Class	12,321	(15,288)	(2,967)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,042,964	(3,137,575)	1,905,389
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	14,312	(24,543)	(10,231)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	2,966,845	(7,203,315)	(4,236,470)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	155	(1,019)	(864)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	11,486,030	(780,048)	10,705,982
LVIP BlackRock Inflation Protected Bond Fund - Service Class	4,062,042	(8,039,176)	(3,977,134)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	216,438	(32,979)	183,459
LVIP BlackRock Multi-Asset Income Fund - Service Class	213,920	(994,133)	(780,213)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	13,040	(33,344)	(20,304)
LVIP BlackRock Scientific Allocation Fund - Service Class	321,772	(50,064)	271,708
LVIP BlackRock Scientific Allocation Fund - Standard Class	1,842	(157)	1,685

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	7,348,467	(643,010)	6,705,457
LVIP Blended Core Equity Managed Volatility Fund - Service Class	3,690,520	(1,423,811)	2,266,709
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	229	(1,093)	(864)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	8,011,728	(598,700)	7,413,028
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	15,811	(20,684)	(4,873)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	6,441,192	(1,984,652)	4,456,540
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	9	(52)	(43)
LVIP Clarion Global Real Estate Fund - Service Class	496,095	(1,234,519)	(738,424)
LVIP Clarion Global Real Estate Fund - Standard Class	87,201	(24,774)	62,427
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,726,991	(452,460)	3,274,531
LVIP Delaware Bond Fund - Service Class	22,304,684	(14,074,811)	8,229,873
LVIP Delaware Bond Fund - Standard Class	190,822	(607,526)	(416,704)
LVIP Delaware Diversified Floating Rate Fund - Service Class	11,007,972	(5,782,361)	5,225,611
LVIP Delaware Diversified Floating Rate Fund - Standard Class	172,507	(93,486)	79,021
LVIP Delaware Social Awareness Fund - Service Class	173,529	(292,388)	(118,859)
LVIP Delaware Social Awareness Fund - Standard Class	18,737	(51,813)	(33,076)
LVIP Delaware Special Opportunities Fund - Service Class	1,161,156	(321,261)	839,895
LVIP Delaware Wealth Builder Fund - Service Class	290,034	(215,012)	75,022
LVIP Delaware Wealth Builder Fund - Standard Class	13,888	(28,980)	(15,092)
LVIP Dimensional International Core Equity Fund - Service Class	2,921,587	(186,312)	2,735,275
LVIP Dimensional International Core Equity Fund - Standard Class	551,591	(32,585)	519,006
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	14,162,566	(566,027)	13,596,539
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	31,087	(13,035)	18,052
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,850,474	(322,931)	1,527,543
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	230,493	(29,011)	201,482
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,017,263	(299,389)	1,717,874
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	454,943	(57,911)	397,032
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,949,888	(1,217,804)	6,732,084
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	52,258	(38,409)	13,849
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	9,486,459	(3,391,865)	6,094,594
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	890,887	(118,959)	771,928
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	1,073,972	(3,624,148)	(2,550,176)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	365	(1,895)	(1,530)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	8,903,734	(2,501,970)	6,401,764
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	3,469	(69)	3,400
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	538,632	(56,933)	481,699
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,813	(40)	1,773
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	1,356,799	(2,501,803)	(1,145,004)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	33	(34)	(1)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	322,500	(223)	322,277
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,095,538	(8,771,903)	(7,676,365)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,274	(261)	3,013
LVIP Global Growth Allocation Managed Risk Fund - Service Class	10,618,958	(39,737,659)	(29,118,701)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	150,350	(80,954)	69,396
LVIP Global Income Fund - Service Class	1,956,801	(7,347,913)	(5,391,112)
LVIP Global Income Fund - Standard Class	4,392	(17,167)	(12,775)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	8,452,691	(31,285,805)	(22,833,114)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	96,377	(42,694)	53,683
LVIP Goldman Sachs Income Builder Fund - Service Class	437,486	(199,530)	237,956
LVIP Goldman Sachs Income Builder Fund - Standard Class	53,912	(8,343)	45,569
LVIP Government Money Market Fund - Service Class	19,538,131	(14,280,679)	5,257,452
LVIP Government Money Market Fund - Standard Class	2,702,976	(2,340,350)	362,626
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	2,037,722	(1,575,963)	461,759
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	907,351	(1,058,384)	(151,033)
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	614	(415)	199
LVIP JPMorgan High Yield Fund - Service Class	2,504,632	(2,566,566)	(61,934)
LVIP JPMorgan High Yield Fund - Standard Class	81,214	(15,047)	66,167
LVIP JPMorgan Retirement Income Fund - Service Class	391,118	(55,043)	336,075
LVIP JPMorgan Retirement Income Fund - Standard Class	10,477	(116)	10,361
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,516,724	(2,797,086)	(280,362)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	537	(1,765)	(1,228)
LVIP Loomis Sayles Global Growth Fund - Service Class	8,838	(1,822)	7,016

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Loomis Sayles Global Growth Fund - Standard Class	1,158	(5)	1,153
LVIP MFS International Equity Managed Volatility Fund - Service Class	13,098,894	(364,711)	12,734,183
LVIP MFS International Growth Fund - Service Class	2,434,469	(759,339)	1,675,130
LVIP MFS International Growth Fund - Standard Class	43,173	(2,376)	40,797
LVIP MFS Value Fund - Service Class	2,242,952	(3,497,065)	(1,254,113)
LVIP MFS Value Fund - Standard Class	138,893	(116,097)	22,796
LVIP Mondrian International Value Fund - Service Class	1,103,662	(1,485,595)	(381,933)
LVIP Mondrian International Value Fund - Standard Class	15,055	(67,506)	(52,451)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,819,878	(260,358)	1,559,520
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	1,201	(17,340)	(16,139)
LVIP PIMCO Low Duration Bond Fund - Service Class	10,736,865	(2,863,940)	7,872,925
LVIP PIMCO Low Duration Bond Fund - Standard Class	454,866	(545,938)	(91,072)
LVIP SSGA Bond Index Fund - Service Class	3,785,886	(10,450,938)	(6,665,052)
LVIP SSGA Bond Index Fund - Standard Class	802,373	(531,083)	271,290
LVIP SSGA Conservative Index Allocation Fund - Service Class	762,683	(936,037)	(173,354)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	7,851	(26)	7,825
LVIP SSGA Conservative Structured Allocation Fund - Service Class	458,101	(2,201,063)	(1,742,962)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	75,395	(43,009)	32,386
LVIP SSGA Developed International 150 Fund - Service Class	1,064,946	(1,056,088)	8,858
LVIP SSGA Developed International 150 Fund - Standard Class	18,932	(7,000)	11,932
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,351,915	(1,376,389)	(24,474)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	185,966	(10,980)	174,986
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	19,991	—	19,991
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,859,282	(5,941,323)	(4,082,041)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	6,770	(4,030)	2,740
LVIP SSGA International Index Fund - Service Class	2,782,823	(1,578,616)	1,204,207
LVIP SSGA International Index Fund - Standard Class	239,621	(47,056)	192,565
LVIP SSGA International Managed Volatility Fund - Service Class	2,641,854	(2,152,557)	489,297
LVIP SSGA International Managed Volatility Fund - Standard Class	1,060	(845)	215
LVIP SSGA Large Cap 100 Fund - Service Class	807,234	(1,592,221)	(784,987)
LVIP SSGA Large Cap 100 Fund - Standard Class	44,571	(18,468)	26,103
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	12,123,153	(519,331)	11,603,822
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(2,732)	(2,732)
LVIP SSGA Mid-Cap Index Fund - Service Class	3,366,537	(295,312)	3,071,225
LVIP SSGA Mid-Cap Index Fund - Standard Class	181,314	(28,273)	153,041
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,691,866	(1,399,101)	292,765
LVIP SSGA Moderate Index Allocation Fund - Standard Class	104,593	(14,245)	90,348
LVIP SSGA Moderate Structured Allocation Fund - Service Class	990,420	(5,582,021)	(4,591,601)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	155,180	(91,919)	63,261
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	3,204,879	(1,128,129)	2,076,750
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	196,944	(685)	196,259
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,206,830	(3,271,256)	(2,064,426)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	71,266	(81,114)	(9,848)
LVIP SSGA S&P 500 Index Fund - Service Class	4,617,548	(4,859,940)	(242,392)
LVIP SSGA S&P 500 Index Fund - Standard Class	1,375,765	(622,438)	753,327
LVIP SSGA Short-Term Bond Index Fund - Service Class	4,861,627	(524,132)	4,337,495
LVIP SSGA Short-Term Bond Index Fund - Standard Class	72,468	(1,474)	70,994
LVIP SSGA Small-Cap Index Fund - Service Class	3,285,840	(853,296)	2,432,544
LVIP SSGA Small-Cap Index Fund - Standard Class	308,451	(65,399)	243,052
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	842,824	(570,626)	272,198
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	103,648	(98,146)	5,502
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	9,897,578	(547,613)	9,349,965
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	1,074	(3,879)	(2,805)
LVIP T. Rowe Price 2010 Fund - Service Class	34,737	(63,470)	(28,733)
LVIP T. Rowe Price 2020 Fund - Service Class	54,982	(127,155)	(72,173)
LVIP T. Rowe Price 2030 Fund - Service Class	32,578	(80,531)	(47,953)
LVIP T. Rowe Price 2040 Fund - Service Class	35,513	(50,754)	(15,241)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,654,158	(1,442,985)	211,173
LVIP T. Rowe Price Growth Stock Fund - Standard Class	113,046	(48,686)	64,360
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,370,545	(335,268)	1,035,277
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	23,392	(90,198)	(66,806)
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	167,252	(4)	167,248

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	18,000,149	(1,438,762)	16,561,387
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	43	(257)	(214)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,596,650	(1,183,500)	2,413,150
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	108,110	(8,596)	99,514
LVIP Vanguard International Equity ETF Fund - Service Class	5,035,313	(537,844)	4,497,469
LVIP Vanguard International Equity ETF Fund - Standard Class	533,667	(56,210)	477,457
LVIP Wellington Capital Growth Fund - Service Class	1,289,760	(1,757,207)	(467,447)
LVIP Wellington Capital Growth Fund - Standard Class	63,876	(9,636)	54,240
LVIP Wellington Mid-Cap Value Fund - Service Class	832,452	(413,221)	419,231
LVIP Wellington Mid-Cap Value Fund - Standard Class	16,105	(985)	15,120
LVIP Western Asset Core Bond Fund - Service Class	8,306,607	(406,975)	7,899,632
LVIP Western Asset Core Bond Fund - Standard Class	342,750	(11,567)	331,183
MFS® VIT Growth Series - Initial Class	65,161	(25,989)	39,172
MFS® VIT Growth Series - Service Class	1,190,571	(342,073)	848,498
MFS® VIT Total Return Series - Initial Class	40,656	(56,952)	(16,296)
MFS® VIT Total Return Series - Service Class	1,204,204	(363,810)	840,394
MFS® VIT Utilities Series - Initial Class	6,467	(29,826)	(23,359)
MFS® VIT Utilities Series - Service Class	194,516	(1,064,300)	(869,784)
MFS® VIT II Core Equity Portfolio - Service Class	3,358	(10,917)	(7,559)
MFS® VIT II International Value Portfolio - Initial Class	42,786	(43,416)	(630)
MFS® VIT II International Value Portfolio - Service Class	443,649	(318,699)	124,950
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	2,640	(933)	1,707
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	104,178	(84,016)	20,162
Morgan Stanley VIF Growth Portfolio - Class II	20,108	(15,856)	4,252
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	21,994	(141,503)	(119,509)
Oppenheimer Global Fund/VA Service Shares	27,400	(34,405)	(7,005)
Oppenheimer International Growth Fund/VA Non-Service Shares	9,130	(73,549)	(64,419)
Oppenheimer International Growth Fund/VA Service Shares	395,194	(213,990)	181,204
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	10,594	(3,190)	7,404
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	303,918	(147,931)	155,987
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	92,754	(35,722)	57,032
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	4,549	(3,804)	745
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	449,582	(509,145)	(59,563)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	5,095	(6,357)	(1,262)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	102,265	(41,105)	61,160
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	228	(43)	185
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	30,243	(53,059)	(22,816)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	5,492	(4,348)	1,144
Putnam VT Equity Income Fund - Class IB	7,623	(8,361)	(738)
Putnam VT George Putnam Balanced Fund - Class IA	30	(20,136)	(20,106)
Putnam VT George Putnam Balanced Fund - Class IB	1,376,160	(297,500)	1,078,660
Putnam VT Global Health Care Fund - Class IA	15,992	(6,666)	9,326
Putnam VT Global Health Care Fund - Class IB	361,981	(324,831)	37,150
Putnam VT Income Fund - Class IA	3,809	—	3,809
Putnam VT Income Fund - Class IB	183,925	(123,380)	60,545
Putnam VT Multi-Asset Absolute Return Fund - Class IB	49,257	(32,301)	16,956
QS Variable Conservative Growth - Class II	323,480	(11,192)	312,288
Rational Trend Aggregation VA Fund	2,787	(12,042)	(9,255)
SEI VP Market Growth Strategy Fund - Class II	196,668	(8,255)	188,413
SEI VP Market Growth Strategy Fund - Class III	47,034	(38,825)	8,209
SEI VP Market Plus Strategy Fund - Class III	15,595	(3,455)	12,140
Templeton Foreign VIP Fund - Class 1	4,700	(2,896)	1,804
Templeton Foreign VIP Fund - Class 4	93,292	(27,863)	65,429
Templeton Global Bond VIP Fund - Class 1	226,976	(57,409)	169,567
Templeton Global Bond VIP Fund - Class 2	360,895	(2,497,714)	(2,136,819)
Templeton Global Bond VIP Fund - Class 4	558,624	(330,593)	228,031
Templeton Growth VIP Fund - Class 2	153,335	(354,909)	(201,574)
VanEck VIP Global Hard Assets Fund - Class S Shares	165,468	(175,625)	(10,157)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	9,225	(5,205)	4,020
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	252,675	(148,855)	103,820
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	4,250	(63,531)	(59,281)
Virtus Rampart Equity Trend Series - Class A Shares	27,836	(169,111)	(141,275)
Virtus Rampart Equity Trend Series - Class I Shares	—	(5)	(5)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2017, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	299,224	(384,346)	(85,122)
AB VPS Growth and Income Portfolio - Class B	431	(431)	—
AB VPS International Value Portfolio - Class B	211	(409)	(198)
AB VPS Large Cap Growth Portfolio - Class B	29,657	(148,699)	(119,042)
AB VPS Small/Mid Cap Value Portfolio - Class A	6,449	(4,154)	2,295
AB VPS Small/Mid Cap Value Portfolio - Class B	647,353	(590,131)	57,222
ALPS/Alerian Energy Infrastructure Portfolio - Class I	32,879	(5,354)	27,525
ALPS/Alerian Energy Infrastructure Portfolio - Class III	279,504	(256,759)	22,745
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	10,068	(8,394)	1,674
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	303,243	(91,541)	211,702
ALPS/Stadion Core ETF Portfolio - Class I	—	(234)	(234)
ALPS/Stadion Core ETF Portfolio - Class III	563,927	(86,054)	477,873
ALPS/Stadion Tactical Growth Portfolio - Class III	130,017	(80,659)	49,358
American Century VP Balanced Fund - Class I	8,420	(2,129)	6,291
American Century VP Balanced Fund - Class II	3,010,896	(444,805)	2,566,091
American Century VP Inflation Protection Fund - Class II	3,949	(4,099)	(150)
American Century VP Large Company Value Fund - Class I	35,339	(2,155)	33,184
American Century VP Large Company Value Fund - Class II	385,294	(26,501)	358,793
American Funds Asset Allocation Fund - Class 1	335,992	(105,158)	230,834
American Funds Asset Allocation Fund - Class 1A	380,555	(22,255)	358,300
American Funds Asset Allocation Fund - Class 4	2,685,595	(729,839)	1,955,756
American Funds Blue Chip Income and Growth Fund - Class 1	71,362	(41,217)	30,145
American Funds Blue Chip Income and Growth Fund - Class 1A	55,330	(1,369)	53,961
American Funds Blue Chip Income and Growth Fund - Class 4	910,441	(393,670)	516,771
American Funds Bond Fund - Class 1	238,587	(13,288)	225,299
American Funds Bond Fund - Class 1A	129,694	(26,477)	103,217
American Funds Capital Income Builder® - Class 1	7,820	(10,408)	(2,588)
American Funds Capital Income Builder® - Class 1A	74,688	(33,807)	40,881
American Funds Capital Income Builder® - Class 4	953,592	(466,454)	487,138
American Funds Global Balanced Fund - Class 1	51	(7,142)	(7,091)
American Funds Global Balanced Fund - Class 1A	20,229	(8)	20,221
American Funds Global Bond Fund - Class 1	58,123	(14,517)	43,606
American Funds Global Bond Fund - Class 1A	6,016	(10)	6,006
American Funds Global Growth and Income Fund - Class 1	12,654	(35,833)	(23,179)
American Funds Global Growth and Income Fund - Class 1A	9,883	(252)	9,631
American Funds Global Growth Fund - Class 1	16,004	(36,380)	(20,376)
American Funds Global Growth Fund - Class 1A	144,915	(10,206)	134,709
American Funds Global Growth Fund - Class 2	329,027	(1,959,763)	(1,630,736)
American Funds Global Growth Fund - Class 4	1,310,971	(122,270)	1,188,701
American Funds Global Small Capitalization Fund - Class 1	6,900	(5,008)	1,892
American Funds Global Small Capitalization Fund - Class 1A	14,818	(21)	14,797
American Funds Global Small Capitalization Fund - Class 2	163,860	(2,968,432)	(2,804,572)
American Funds Global Small Capitalization Fund - Class 4	374,391	(60,589)	313,802
American Funds Growth Fund - Class 1	67,929	(67,773)	156
American Funds Growth Fund - Class 1A	232,138	(7,442)	224,696
American Funds Growth Fund - Class 2	425,505	(8,527,266)	(8,101,761)
American Funds Growth Fund - Class 4	2,899,548	(220,677)	2,678,871
American Funds Growth-Income Fund - Class 1	63,952	(20,805)	43,147
American Funds Growth-Income Fund - Class 1A	183,001	(1,924)	181,077
American Funds Growth-Income Fund - Class 2	193,405	(11,503,272)	(11,309,867)
American Funds Growth-Income Fund - Class 4	2,226,771	(180,099)	2,046,672
American Funds High-Income Bond Fund - Class 1	35,948	(10,386)	25,562
American Funds High-Income Bond Fund - Class 1A	37,572	(601)	36,971
American Funds International Fund - Class 1	118,328	(34,809)	83,519
American Funds International Fund - Class 1A	135,324	(9,324)	126,000
American Funds International Fund - Class 2	328,270	(5,811,880)	(5,483,610)
American Funds International Fund - Class 4	1,226,567	(232,743)	993,824
American Funds International Growth and Income Fund - Class 1	24,289	(25,136)	(847)
American Funds International Growth and Income Fund - Class 1A	54,159	(71)	54,088

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Managed Risk Asset Allocation Fund - Class P1	57,211	(83,685)	(26,474)
American Funds Managed Risk Asset Allocation Fund - Class P2	2,337,058	(334,194)	2,002,864
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	4,647	(10,681)	(6,034)
American Funds Managed Risk Growth Fund - Class P1	6,760	(9,671)	(2,911)
American Funds Managed Risk Growth-Income Fund - Class P1	5,718	(5,902)	(184)
American Funds Managed Risk International Fund - Class P1	13,013	(16,386)	(3,373)
American Funds Mortgage Fund - Class 1	4,546	(654)	3,892
American Funds Mortgage Fund - Class 1A	9,824	(511)	9,313
American Funds Mortgage Fund - Class 4	266,484	(219,742)	46,742
American Funds New World Fund® - Class 1	73,207	(46,022)	27,185
American Funds New World Fund® - Class 1A	52,481	(1,052)	51,429
American Funds New World Fund® - Class 4	708,823	(231,626)	477,197
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	1,311	(6,754)	(5,443)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	99,315	(70,134)	29,181
BlackRock Global Allocation V.I. Fund - Class I	76,581	(13,415)	63,166
BlackRock Global Allocation V.I. Fund - Class III	1,081,015	(7,540,631)	(6,459,616)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	426	(17)	409
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	104,811	(36,264)	68,547
ClearBridge Variable Aggressive Growth Portfolio - Class I	9,989	(2,961)	7,028
ClearBridge Variable Aggressive Growth Portfolio - Class II	279,916	(245,919)	33,997
ClearBridge Variable Large Cap Growth Portfolio - Class I	29,581	(61)	29,520
ClearBridge Variable Large Cap Growth Portfolio - Class II	1,268,702	(38,620)	1,230,082
ClearBridge Variable Mid Cap Portfolio - Class I	17,513	(2,349)	15,164
ClearBridge Variable Mid Cap Portfolio - Class II	797,386	(219,794)	577,592
Columbia VP Commodity Strategy Fund - Class 1	15,807	(197)	15,610
Columbia VP Commodity Strategy Fund - Class 2	48,470	(1,614)	46,856
Columbia VP Emerging Markets Bond Fund - Class 1	35,044	(11,377)	23,667
Columbia VP Emerging Markets Bond Fund - Class 2	117,263	(8,537)	108,726
Columbia VP Strategic Income Fund - Class 1	4,167	(4,167)	—
Columbia VP Strategic Income Fund - Class 2	296,573	(16,200)	280,373
Delaware VIP® Diversified Income Series - Service Class	13,940,901	(1,218,034)	12,722,867
Delaware VIP® Diversified Income Series - Standard Class	231,150	(60,666)	170,484
Delaware VIP® Emerging Markets Series - Service Class	908,648	(2,462,531)	(1,553,883)
Delaware VIP® Emerging Markets Series - Standard Class	28,060	(14,131)	13,929
Delaware VIP® High Yield Series - Service Class	281,468	(1,154,211)	(872,743)
Delaware VIP® High Yield Series - Standard Class	122,505	(255,001)	(132,496)
Delaware VIP® International Value Equity Series - Standard Class	19	(1,264)	(1,245)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,480,693	(6,134,091)	(1,653,398)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	41,142	(9,679)	31,463
Delaware VIP® REIT Series - Service Class	430,366	(973,493)	(543,127)
Delaware VIP® REIT Series - Standard Class	23,195	(17,042)	6,153
Delaware VIP® Small Cap Value Series - Service Class	1,396,071	(1,191,710)	204,361
Delaware VIP® Small Cap Value Series - Standard Class	15,493	(24,795)	(9,302)
Delaware VIP® Smid Cap Core Series - Service Class	343,876	(872,036)	(528,160)
Delaware VIP® Smid Cap Core Series - Standard Class	7,928	(34,515)	(26,587)
Delaware VIP® U.S. Growth Series - Service Class	56,794	(2,662,627)	(2,605,833)
Delaware VIP® U.S. Growth Series - Standard Class	8,419	(8,419)	—
Delaware VIP® Value Series - Service Class	632,095	(1,960,252)	(1,328,157)
Delaware VIP® Value Series - Standard Class	74,316	(70,991)	3,325
DWS Alternative Asset Allocation VIP Portfolio - Class A	31,442	(13,764)	17,678
DWS Alternative Asset Allocation VIP Portfolio - Class B	398,183	(500,510)	(102,327)
DWS Equity 500 Index VIP Portfolio - Class A	9,928	(73,197)	(63,269)
DWS Small Cap Index VIP Portfolio - Class A	10,698	(23,299)	(12,601)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	124,891	(9,138)	115,753
Eaton Vance VT Floating-Rate Income Fund - Initial Class	980,990	(452,180)	528,810
Fidelity® VIP Contrafund® Portfolio - Initial Class	22,889	(11,890)	10,999
Fidelity® VIP Contrafund® Portfolio - Service Class	8,145	(8,145)	—
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,017,351	(3,532,500)	(2,515,149)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	598,890	(63,516)	535,374
Fidelity® VIP Growth Portfolio - Initial Class	38,465	(42,579)	(4,114)
Fidelity® VIP Growth Portfolio - Service Class 2	1,497,928	(1,198,310)	299,618
Fidelity® VIP Mid Cap Portfolio - Initial Class	61,807	(21,307)	40,500

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,269,161	(2,463,606)	(1,194,445)
Fidelity® VIP Overseas Portfolio - Service Class 2	654	(654)	—
Fidelity® VIP Strategic Income Portfolio - Initial Class	20,641	(9,894)	10,747
Fidelity® VIP Strategic Income Portfolio - Service Class 2	893,631	(218,782)	674,849
First Trust Dorsey Wright Tactical Core Portfolio - Class I	261,713	(37,596)	224,117
First Trust Multi Income Allocation Portfolio - Class I	117,348	(92,737)	24,611
First Trust Multi Income Allocation Portfolio - Class II	—	(259)	(259)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6,024,777	(271,712)	5,753,065
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	15,650	(22)	15,628
Franklin Founding Funds Allocation VIP Fund - Class 4	167,629	(58,932)	108,697
Franklin Income VIP Fund - Class 1	5,516	(1,296)	4,220
Franklin Income VIP Fund - Class 2	1,106,354	(4,070,990)	(2,964,636)
Franklin Income VIP Fund - Class 4	2,469,694	(271,576)	2,198,118
Franklin Mutual Shares VIP Fund - Class 1	16,911	(2,496)	14,415
Franklin Mutual Shares VIP Fund - Class 2	776,200	(4,190,484)	(3,414,284)
Franklin Mutual Shares VIP Fund - Class 4	993,067	(61,767)	931,300
Franklin Rising Dividends VIP Fund - Class 1	6,865	(12,614)	(5,749)
Franklin Rising Dividends VIP Fund - Class 4	425,632	(168,606)	257,026
Franklin Small Cap Value VIP Fund - Class 1	18,506	(3,492)	15,014
Franklin Small Cap Value VIP Fund - Class 4	203,365	(148,962)	54,403
Franklin Small-Mid Cap Growth VIP Fund - Class 1	7,647	(7,979)	(332)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	186,203	(60,936)	125,267
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	134,078	(233,322)	(99,244)
Goldman Sachs VIT Government Money Market Fund - Service Shares	840,372	(2,118,094)	(1,277,722)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	88,830	(588,246)	(499,416)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	25,082	(50,066)	(24,984)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	5,185	(585)	4,600
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	133,253	(133,627)	(374)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	—	(149)	(149)
Guggenheim VT Long Short Equity	144,184	(62,228)	81,956
Guggenheim VT Multi-Hedge Strategies	121,324	(76,831)	44,493
Hartford Capital Appreciation HLS Fund - Class IA	2,421	(2,416)	5
Hartford Capital Appreciation HLS Fund - Class IC	219,854	(99,615)	120,239
Invesco V.I. American Franchise Fund - Series I Shares	6,169	(36,197)	(30,028)
Invesco V.I. American Franchise Fund - Series II Shares	611	(5,107)	(4,496)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	51,614	(1,758)	49,856
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	326,956	(195,222)	131,734
Invesco V.I. Comstock Fund - Series I Shares	4,578	(6,622)	(2,044)
Invesco V.I. Comstock Fund - Series II Shares	125,539	(35,218)	90,321
Invesco V.I. Core Equity Fund - Series I Shares	1,033	(65,678)	(64,645)
Invesco V.I. Core Equity Fund - Series II Shares	2,475	(18,339)	(15,864)
Invesco V.I. Diversified Dividend Fund - Series I Shares	9,668	(3,353)	6,315
Invesco V.I. Diversified Dividend Fund - Series II Shares	422,323	(231,258)	191,065
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	14,021	(11,480)	2,541
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,957,291	(327,441)	4,629,850
Invesco V.I. Equity and Income Fund - Series I Shares	4,049	(1,711)	2,338
Invesco V.I. Equity and Income Fund - Series II Shares	666,415	(70,048)	596,367
Invesco V.I. International Growth Fund - Series I Shares	21,237	(19,927)	1,310
Invesco V.I. International Growth Fund - Series II Shares	695,839	(226,105)	469,734
Ivy VIP Asset Strategy Portfolio - Class II	78,265	(179,452)	(101,187)
Ivy VIP Energy Portfolio - Class II	535,292	(499,714)	35,578
Ivy VIP High Income Portfolio - Class I	10,018	(461)	9,557
Ivy VIP High Income Portfolio - Class II	776,331	(269,620)	506,711
Ivy VIP Micro Cap Growth Portfolio - Class I	9,227	(7)	9,220
Ivy VIP Micro Cap Growth Portfolio - Class II	173,162	(113,878)	59,284
Ivy VIP Mid Cap Growth Portfolio - Class I	31,605	(652)	30,953
Ivy VIP Mid Cap Growth Portfolio - Class II	200,652	(34,875)	165,777
Ivy VIP Science and Technology Portfolio - Class I	13,550	(2,104)	11,446
Ivy VIP Science and Technology Portfolio - Class II	587,856	(107,537)	480,319
Janus Henderson Balanced Portfolio - Service Shares	36,144	(91,248)	(55,104)
Janus Henderson Enterprise Portfolio - Service Shares	9,395	(32,822)	(23,427)
Janus Henderson Global Research Portfolio - Service Shares	748	(10,236)	(9,488)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	88,289	(5,841)	82,448
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	4,834,134	(65,097)	4,769,037
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	230,582	(79,834)	150,748
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	5,042	(26)	5,016
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	92,162	(19,969)	72,193
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	4,769	(17,911)	(13,142)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	169,993	(1,000,607)	(830,614)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	54,807	(8,829)	45,978
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	72,077	(823)	71,254
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	844,897	(205,222)	639,675
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	205,845	(75,615)	130,230
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	20,695	(67,382)	(46,687)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,231,951	(623,603)	608,348
LVIP American Balanced Allocation Fund - Service Class	1,858,023	(285,918)	1,572,105
LVIP American Balanced Allocation Fund - Standard Class	124,041	(63,310)	60,731
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	6,410,483	(1,263,928)	5,146,555
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	472,310	(349,717)	122,593
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	7	(634)	(627)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	959,312	(972,567)	(13,255)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	25	(25,813)	(25,788)
LVIP American Global Growth Fund - Service Class II	2,066,261	(292,922)	1,773,339
LVIP American Global Small Capitalization Fund - Service Class II	281,136	(462,501)	(181,365)
LVIP American Growth Allocation Fund - Service Class	1,004,045	(177,553)	826,492
LVIP American Growth Allocation Fund - Standard Class	43,355	(108,807)	(65,452)
LVIP American Growth Fund - Service Class II	4,464,301	(289,977)	4,174,324
LVIP American Growth-Income Fund - Service Class II	4,284,239	(199,187)	4,085,052
LVIP American Income Allocation Fund - Standard Class	1,940	(348)	1,592
LVIP American International Fund - Service Class II	1,801,738	(670,361)	1,131,377
LVIP American Preservation Fund - Service Class	227,138	(224,077)	3,061
LVIP American Preservation Fund - Standard Class	1,671	(687)	984
LVIP Baron Growth Opportunities Fund - Service Class	877,662	(955,485)	(77,823)
LVIP Baron Growth Opportunities Fund - Standard Class	7,324	(5,807)	1,517
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,381,000	(2,541,030)	2,839,970
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	7,349	(892)	6,457
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	3,274,701	(9,220,937)	(5,946,236)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	125	(371)	(246)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	10,782,300	(113,594)	10,668,706
LVIP BlackRock Inflation Protected Bond Fund - Service Class	7,019,526	(3,231,482)	3,788,044
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	114,493	(5,376)	109,117
LVIP BlackRock Multi-Asset Income Fund - Service Class	243,759	(106,820)	136,939
LVIP BlackRock Multi-Asset Income Fund - Standard Class	1,354	(6,551)	(5,197)
LVIP BlackRock Scientific Allocation Fund - Service Class	157,156	(25,888)	131,268
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	10,010,148	(921,026)	9,089,122
LVIP Blended Core Equity Managed Volatility Fund - Service Class	2,221,476	(1,478,463)	743,013
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	—	(534)	(534)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	3,299,339	(1,502,801)	1,796,538
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	7,092	(26,130)	(19,038)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	1,433,837	(4,271,113)	(2,837,276)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	3,745	(4,407)	(662)
LVIP Clarion Global Real Estate Fund - Service Class	740,287	(1,130,757)	(390,470)
LVIP Clarion Global Real Estate Fund - Standard Class	26,118	(714)	25,404
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	2,702,185	(329,580)	2,372,605
LVIP Delaware Bond Fund - Service Class	22,471,288	(3,158,050)	19,313,238
LVIP Delaware Bond Fund - Standard Class	243,362	(746,768)	(503,406)
LVIP Delaware Diversified Floating Rate Fund - Service Class	9,590,830	(3,032,807)	6,558,023
LVIP Delaware Diversified Floating Rate Fund - Standard Class	129,199	(70,415)	58,784
LVIP Delaware Social Awareness Fund - Service Class	133,305	(437,006)	(303,701)
LVIP Delaware Social Awareness Fund - Standard Class	6,295	(48,176)	(41,881)
LVIP Delaware Special Opportunities Fund - Service Class	925,674	(372,481)	553,193
LVIP Delaware Wealth Builder Fund - Service Class	221,560	(281,445)	(59,885)
LVIP Delaware Wealth Builder Fund - Standard Class	13,103	(23,918)	(10,815)
LVIP Dimensional International Core Equity Fund - Service Class	2,611,149	(125,089)	2,486,060

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Dimensional International Core Equity Fund - Standard Class	168,381	(34,353)	134,028
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	5,220,544	(1,470,695)	3,749,849
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	9,606	(27,563)	(17,957)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,840,402	(462,809)	1,377,593
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	233,659	(77,839)	155,820
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,116,896	(576,144)	1,540,752
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	176,550	(37,712)	138,838
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	6,983,933	(1,410,899)	5,573,034
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	22,660	(128,982)	(106,322)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	10,239,588	(1,290,013)	8,949,575
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	447,043	(162,358)	284,685
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	616,099	(4,370,053)	(3,753,954)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	—	(7,908)	(7,908)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	3,550,583	(5,632,897)	(2,082,314)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	555,131	(90,581)	464,550
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,204	—	1,204
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	3,920,761	(1,366,101)	2,554,660
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	13	—	13
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	706,737	(11,516,141)	(10,809,404)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	45	(186)	(141)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,925,774	(50,954,269)	(43,028,495)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	226,049	(10,263)	215,786
LVIP Global Income Fund - Service Class	5,083,322	(1,584,180)	3,499,142
LVIP Global Income Fund - Standard Class	12,157	(4,518)	7,639
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,086,582	(42,635,929)	(36,549,347)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	25,442	(2,595)	22,847
LVIP Goldman Sachs Income Builder Fund - Service Class	590,031	(86,381)	503,650
LVIP Goldman Sachs Income Builder Fund - Standard Class	2,138	(822)	1,316
LVIP Government Money Market Fund - Service Class	13,212,925	(14,104,681)	(891,756)
LVIP Government Money Market Fund - Standard Class	1,638,838	(1,976,959)	(338,121)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	4,098,008	(1,085,888)	3,012,120
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	668,333	(1,265,381)	(597,048)
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	52	(543)	(491)
LVIP JPMorgan High Yield Fund - Service Class	2,099,726	(2,008,978)	90,748
LVIP JPMorgan High Yield Fund - Standard Class	20,689	(5,596)	15,093
LVIP JPMorgan Retirement Income Fund - Service Class	132,248	(3,776)	128,472
LVIP JPMorgan Retirement Income Fund - Standard Class	70,369	(22)	70,347
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	3,633,109	(1,979,897)	1,653,212
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	11,058	(7,443)	3,615
LVIP MFS International Equity Managed Volatility Fund - Service Class	5,004,170	(1,429,446)	3,574,724
LVIP MFS International Growth Fund - Service Class	1,272,180	(1,730,071)	(457,891)
LVIP MFS International Growth Fund - Standard Class	7,034	(9,605)	(2,571)
LVIP MFS Value Fund - Service Class	1,789,050	(3,444,826)	(1,655,776)
LVIP MFS Value Fund - Standard Class	127,004	(5,206)	121,798
LVIP Mondrian International Value Fund - Service Class	507,582	(3,163,640)	(2,656,058)
LVIP Mondrian International Value Fund - Standard Class	11,305	(85,302)	(73,997)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,199,612	(311,323)	888,289
LVIP PIMCO Low Duration Bond Fund - Service Class	8,415,176	(3,579,086)	4,836,090
LVIP PIMCO Low Duration Bond Fund - Standard Class	247,923	(61,079)	186,844
LVIP SSGA Bond Index Fund - Service Class	5,141,187	(4,529,205)	611,982
LVIP SSGA Bond Index Fund - Standard Class	149,981	(7,061)	142,920
LVIP SSGA Conservative Index Allocation Fund - Service Class	562,973	(768,277)	(205,304)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	672,996	(1,552,254)	(879,258)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,465	(4,895)	3,570
LVIP SSGA Developed International 150 Fund - Service Class	1,314,894	(1,523,014)	(208,120)
LVIP SSGA Developed International 150 Fund - Standard Class	15,191	(7,772)	7,419
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,327,403	(2,013,574)	(686,171)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	84,832	(26,667)	58,165
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,466,902	(6,504,597)	(5,037,695)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	11,506	(1,490)	10,016
LVIP SSGA International Index Fund - Service Class	1,759,445	(3,551,564)	(1,792,119)
LVIP SSGA International Index Fund - Standard Class	163,076	(57,326)	105,750

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA International Managed Volatility Fund - Service Class	1,585,572	(4,681,002)	(3,095,430)
LVIP SSGA International Managed Volatility Fund - Standard Class	2,759	(4,729)	(1,970)
LVIP SSGA Large Cap 100 Fund - Service Class	1,173,772	(1,437,764)	(263,992)
LVIP SSGA Large Cap 100 Fund - Standard Class	47,849	(18,302)	29,547
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	5,308,927	(1,083,478)	4,225,449
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(124)	(124)
LVIP SSGA Mid-Cap Index Fund - Service Class	2,802,139	(117,200)	2,684,939
LVIP SSGA Mid-Cap Index Fund - Standard Class	108,876	(10,068)	98,808
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,545,273	(1,442,783)	102,490
LVIP SSGA Moderate Index Allocation Fund - Standard Class	16,512	(13,978)	2,534
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,609,416	(4,705,443)	(3,096,027)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	2,703	(4,288)	(1,585)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,182,155	(1,043,618)	138,537
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	23,838	(13)	23,825
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,983,961	(2,608,654)	(624,693)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	139,934	(2,056)	137,878
LVIP SSGA S&P 500 Index Fund - Service Class	4,269,125	(3,430,436)	838,689
LVIP SSGA S&P 500 Index Fund - Standard Class	422,872	(292,054)	130,818
LVIP SSGA Small-Cap Index Fund - Service Class	1,807,683	(1,579,800)	227,883
LVIP SSGA Small-Cap Index Fund - Standard Class	214,000	(17,931)	196,069
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	876,923	(664,053)	212,870
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	106,634	(15,905)	90,729
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	6,305,703	(930,188)	5,375,515
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	369	(4,770)	(4,401)
LVIP T. Rowe Price 2010 Fund - Service Class	103,790	(85,723)	18,067
LVIP T. Rowe Price 2020 Fund - Service Class	6,287	(102,875)	(96,588)
LVIP T. Rowe Price 2030 Fund - Service Class	31,661	(68,316)	(36,655)
LVIP T. Rowe Price 2040 Fund - Service Class	121,241	(98,981)	22,260
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,413,706	(1,623,624)	(209,918)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	50,744	(10,916)	39,828
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,092,262	(281,955)	810,307
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	75,550	(23,456)	52,094
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	23,495,981	(1,630,656)	21,865,325
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	—	(269)	(269)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,081,239	(916,086)	2,165,153
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	46,694	(5,151)	41,543
LVIP Vanguard International Equity ETF Fund - Service Class	3,469,065	(562,518)	2,906,547
LVIP Vanguard International Equity ETF Fund - Standard Class	76,066	(26,724)	49,342
LVIP Wellington Capital Growth Fund - Service Class	187,676	(2,646,565)	(2,458,889)
LVIP Wellington Capital Growth Fund - Standard Class	13,115	(8,972)	4,143
LVIP Wellington Mid-Cap Value Fund - Service Class	861,341	(650,988)	210,353
LVIP Wellington Mid-Cap Value Fund - Standard Class	7,242	(2,827)	4,415
LVIP Western Asset Core Bond Fund - Service Class	3,838,501	(63,512)	3,774,989
LVIP Western Asset Core Bond Fund - Standard Class	61,058	(151)	60,907
MFS® VIT Growth Series - Initial Class	51,330	(56,919)	(5,589)
MFS® VIT Growth Series - Service Class	639,363	(447,034)	192,329
MFS® VIT Total Return Series - Initial Class	16,946	(81,162)	(64,216)
MFS® VIT Total Return Series - Service Class	2,389,005	(289,361)	2,099,644
MFS® VIT Utilities Series - Initial Class	9,109	(34,736)	(25,627)
MFS® VIT Utilities Series - Service Class	216,223	(1,110,657)	(894,434)
MFS® VIT II Core Equity Portfolio - Service Class	1,695	(9,574)	(7,879)
MFS® VIT II International Value Portfolio - Initial Class	60,478	(9,156)	51,322
MFS® VIT II International Value Portfolio - Service Class	903,616	(222,017)	681,599
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	22,697	(3,530)	19,167
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	198,159	(166,014)	32,145
Morgan Stanley VIF Growth Portfolio - Class II	19,862	(14,230)	5,632
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	24,269	(177,055)	(152,786)
Oppenheimer Global Fund/VA Service Shares	14,928	(64,171)	(49,243)
Oppenheimer International Growth Fund/VA Non-Service Shares	68,472	(3,482)	64,990
Oppenheimer International Growth Fund/VA Service Shares	477,595	(199,729)	277,866
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	9,254	(4,688)	4,566
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	211,934	(94,599)	117,335

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	157,970	(28,947)	129,023
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	633	(176)	457
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	559,751	(622,085)	(62,334)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	340	(9)	331
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	84,035	(59,641)	24,394
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	573	—	573
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	131,530	(95,669)	35,861
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	6,970	(6,428)	542
Putnam VT Equity Income Fund - Class IB	65,099	(9,402)	55,697
Putnam VT George Putnam Balanced Fund - Class IA	20,143	(37)	20,106
Putnam VT George Putnam Balanced Fund - Class IB	1,332,020	(107,165)	1,224,855
Putnam VT Global Health Care Fund - Class IA	17,183	(6,648)	10,535
Putnam VT Global Health Care Fund - Class IB	585,733	(220,096)	365,637
Putnam VT Growth & Income Fund - Class IB	1,754	(67,087)	(65,333)
Putnam VT Income Fund - Class IB	230,381	(38,260)	192,121
Putnam VT Multi-Asset Absolute Return Fund - Class IA	129	—	129
Putnam VT Multi-Asset Absolute Return Fund - Class IB	93,826	(34,996)	58,830
QS Variable Conservative Growth - Class II	92,339	(1,573)	90,766
Rational Trend Aggregation VA Fund	8,552	(14,013)	(5,461)
SEI VP Market Growth Strategy Fund - Class III	175,063	(115,617)	59,446
SEI VP Market Plus Strategy Fund - Class III	5,832	(8,792)	(2,960)
Templeton Foreign VIP Fund - Class 1	608	(63)	545
Templeton Foreign VIP Fund - Class 4	85,355	(70,815)	14,540
Templeton Global Bond VIP Fund - Class 1	107,042	(30,935)	76,107
Templeton Global Bond VIP Fund - Class 2	608,596	(1,852,994)	(1,244,398)
Templeton Global Bond VIP Fund - Class 4	979,018	(128,487)	850,531
Templeton Growth VIP Fund - Class 2	125,272	(352,115)	(226,843)
VanEck VIP Global Hard Assets Fund - Class S Shares	292,887	(193,731)	99,156
VanEck VIP Global Hard Assets Fund - Initial Class Shares	20,443	(12,734)	7,709
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	325,874	(86,929)	238,945
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	132,284	(21,908)	110,376
Virtus Rampart Equity Trend Series - Class A Shares	11,753	(8,545)	3,208
Virtus Rampart Equity Trend Series - Class I Shares	5	—	5

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of The Lincoln National Life Insurance Company and

Contract Owners of Lincoln Life Variable Annuity Account N

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life Variable Annuity Account N ("Variable Account"), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 1998.
Philadelphia, Pennsylvania
April 16, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Growth and Income Portfolio - Class B	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS International Value Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Alerian Energy Infrastructure Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Stadion Core ETF Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Stadion Core ETF Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Stadion Tactical Growth Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Century VP Balanced Fund - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from March 28, 2017 (commencement of operations) through December 31, 2017
American Century VP Balanced Fund - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Century VP Inflation Protection Fund - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Century VP Large Company Value Fund - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 27, 2017 (commencement of operations) through December 31, 2017
American Century VP Large Company Value Fund - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 7, 2017 (commencement of operations) through December 31, 2017
American Funds Asset Allocation Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Asset Allocation Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 13, 2017 (commencement of operations) through December 31, 2017
American Funds Asset Allocation Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Blue Chip Income and Growth Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Bond Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from March 20, 2017 (commencement of operations) through December 31, 2017
American Funds Capital Income Builder® - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Capital Income Builder® - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Capital Income Builder® - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Balanced Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Balanced Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 25, 2017 (commencement of operations) through December 31, 2017
American Funds Global Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Bond Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 27, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth and Income Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 28, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Growth-Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds High-Income Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds High-Income Bond Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 10, 2017 (commencement of operations) through December 31, 2017
American Funds International Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 21, 2017 (commencement of operations) through December 31, 2017
American Funds International Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Growth and Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds International Growth and Income Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from March 30, 2017 (commencement of operations) through December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Growth Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Growth-Income Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk International Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Mortgage Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Mortgage Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 10, 2017 (commencement of operations) through December 31, 2017
American Funds Mortgage Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds New World Fund® - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds New World Fund® - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 10, 2017 (commencement of operations) through December 31, 2017
American Funds New World Fund® - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 30, 2017 (commencement of operations) through December 31, 2017
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
ClearBridge Variable Aggressive Growth Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Large Cap Growth Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 6, 2017 (commencement of operations) through December 31, 2017
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 25, 2017 (commencement of operations) through December 31, 2017
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Columbia VP Commodity Strategy Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 16, 2017 (commencement of operations) through December 31, 2017
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 6, 2017 (commencement of operations) through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 6, 2017 (commencement of operations) through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 12, 2017 (commencement of operations) through December 31, 2017
Columbia VP Strategic Income Fund - Class 1	As of December 31, 2018	For the period from April 9, 2018 (commencement of operations) through December 31, 2018	For the period from April 9, 2018 (commencement of operations) through December 31, 2018
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 11, 2017 (commencement of operations) through December 31, 2017
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® High Yield Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Delaware VIP® International Value Equity Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® REIT Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® REIT Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® U.S. Growth Series - Standard Class	As of December 31, 2018	For the period from October 9, 2018 (commencement of operations) through December 31, 2018	For the period from October 9, 2018 (commencement of operations) through December 31, 2018
Delaware VIP® Value Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Value Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Eaton Vance VT Floating-Rate Income Fund - ADV Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	As of December 31, 2018	For the period from May 17, 2018 (commencement of operations) through December 31, 2018	For the period from May 17, 2018 (commencement of operations) through December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 17, 2017 (commencement of operations) through December 31, 2017
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Mid Cap Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Strategic Income Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust Dorsey Wright Tactical Core Portfolio - Class II	As of December 31, 2018	For the period from May 21, 2018 (commencement of operations) through December 31, 2018	For the period from May 21, 2018 (commencement of operations) through December 31, 2018
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust Multi Income Allocation Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Founding Funds Allocation VIP Fund - Class 1	As of December 31, 2018	For the period from August 3, 2018 (commencement of operations) through December 31, 2018	For the period from August 3, 2018 (commencement of operations) through December 31, 2018
Franklin Founding Funds Allocation VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Rising Dividends VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small Cap Value VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Guggenheim VT Long Short Equity	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Hartford Capital Appreciation HLS Fund - Class IA	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Comstock Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Core Equity Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Diversified Dividend Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equity and Income Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Asset Strategy Portfolio - Class I	As of December 31, 2018	For the period from August 6, 2018 (commencement of operations) through December 31, 2018	For the period from August 6, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Energy Portfolio - Class I	As of December 31, 2018	For the period from September 14, 2018 (commencement of operations) through December 31, 2018	For the period from September 14, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Energy Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP High Income Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 21, 2017 (commencement of operations) through December 31, 2017
Ivy VIP High Income Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Micro Cap Growth Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from August 22, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Micro Cap Growth Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Mid Cap Growth Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 24, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Ivy VIP Science and Technology Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from September 11, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Small Cap Growth Portfolio - Class I	As of December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 4, 2017 (commencement of operations) through December 31, 2017
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 9, 2017 (commencement of operations) through December 31, 2017
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 10, 2017 (commencement of operations) through December 31, 2017
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 30, 2017 (commencement of operations) through December 31, 2017
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 18, 2017 (commencement of operations) through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Income Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American International Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Preservation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Preservation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Multi-Asset Income Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Multi-Asset Income Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Scientific Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 30, 2017 (commencement of operations) through December 31, 2017
LVIP BlackRock Scientific Allocation Fund - Standard Class	As of December 31, 2018	For the period from January 22, 2018 (commencement of operations) through December 31, 2018	For the period from January 22, 2018 (commencement of operations) through December 31, 2018
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Core Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Clarion Global Real Estate Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Clarion Global Real Estate Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the period from April 9, 2018 (commencement of operations) through December 31, 2018	For the period from April 9, 2018 (commencement of operations) through December 31, 2018
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from December 19, 2017 (commencement of operations) through December 31, 2017
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the period from November 21, 2018 (commencement of operations) through December 31, 2018	For the period from November 21, 2018 (commencement of operations) through December 31, 2018
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Income Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Income Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Goldman Sachs Income Builder Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Goldman Sachs Income Builder Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Government Money Market Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Government Money Market Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 7, 2017 (commencement of operations) through December 31, 2017
LVIP JPMorgan Retirement Income Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 6, 2017 (commencement of operations) through December 31, 2017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Loomis Sayles Global Growth Fund - Service Class	As of December 31, 2018	For the period from June 4, 2018 (commencement of operations) through December 31, 2018	For the period from June 4, 2018 (commencement of operations) through December 31, 2018
LVIP Loomis Sayles Global Growth Fund - Standard Class	As of December 31, 2018	For the period from August 8, 2018 (commencement of operations) through December 31, 2018	For the period from August 8, 2018 (commencement of operations) through December 31, 2018
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS International Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS Value Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Conservative Index Allocation Fund - Standard Class	As of December 31, 2018	For the period from September 4, 2018 (commencement of operations) through December 31, 2018	For the period from September 4, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2018	For the period from November 29, 2018 (commencement of operations) through December 31, 2018	For the period from November 29, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 10, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 31, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from November 10, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 6, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2018	For the period from May 21, 2018 (commencement of operations) through December 31, 2018	For the period from May 21, 2018 (commencement of operations) through December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Short-Term Bond Index Fund - Standard Class	As of December 31, 2018	For the period from June 25, 2018 (commencement of operations) through December 31, 2018	For the period from June 25, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2010 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	As of December 31, 2018	For the period from November 20, 2018 (commencement of operations) through December 31, 2018	For the period from November 20, 2018 (commencement of operations) through December 31, 2018
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 26, 2017 (commencement of operations) through December 31, 2017
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Wellington Mid-Cap Value Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 22, 2017 (commencement of operations) through December 31, 2017
LVIP Western Asset Core Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 5, 2017 (commencement of operations) through December 31, 2017
MFS® VIT Growth Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Growth Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Total Return Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Total Return Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Utilities Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Utilities Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT II International Value Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT II International Value Portfolio - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer Global Fund/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer International Growth Fund/VA Non-Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer International Growth Fund/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Equity Income Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 12, 2017 (commencement of operations) through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IA	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 17, 2017 (commencement of operations) through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 12, 2017 (commencement of operations) through December 31, 2017
Putnam VT Global Health Care Fund - Class IA	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Growth & Income Fund - Class IB	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	For the year ended December 31, 2017
Putnam VT Income Fund - Class IA	As of December 31, 2018	For the period from June 7, 2018 (commencement of operations) through December 31, 2018	For the period from June 7, 2018 (commencement of operations) through December 31, 2018
Putnam VT Income Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Multi-Asset Absolute Return Fund - Class IA	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 24, 2017 (commencement of operations) through December 31, 2017
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
QS Variable Conservative Growth - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 26, 2017 (commencement of operations) through December 31, 2017
Rational Trend Aggregation VA Fund	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SEI VP Market Growth Strategy Fund - Class II	As of December 31, 2018	For the period from April 13, 2018 (commencement of operations) through December 31, 2018	For the period from April 13, 2018 (commencement of operations) through December 31, 2018
SEI VP Market Growth Strategy Fund - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Foreign VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Foreign VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Growth VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VanEck VIP Global Hard Assets Fund - Initial Class Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Rampart Equity Trend Series - Class A Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Rampart Equity Trend Series - Class I Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 4, 2017 (commencement of operations) through December 31, 2017

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2018
Statement of Operations - Year ended December 31, 2018
Statements of Changes in Net Assets - Years ended December 31, 2018 and 2017
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2018 and 2017
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Cash Flows - Years ended December 31, 2018, 2017 and 2016
Notes to Consolidated Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) None
(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.
(b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.
(c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.
(d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(e) ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(f) Principal Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.
(b) ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.
(c) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

(d) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.
(e) ChoicePlus II Bonus Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(f) ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(g) ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(h) ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(i) ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(j) ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(k) ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(l) ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.
(n) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.
(o) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.
(p) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.
(q) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(r) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(s) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(t) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(u) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(v) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(w) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(x) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(y) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(z) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(aa) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
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(bb) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(cc) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(dd) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(ee) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(ff) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(gg) Variable Annuity Income Rider (i4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(hh) Variable Annuity Income Rider (i4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(ii) Variable Annuity Income Rider (i4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(jj) Variable Annuity Income Rider (i4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(kk) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.
(ll) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(mm) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(nn) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(oo) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(pp) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36136) filed on April 4, 2006.
(qq) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(rr) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ss) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(tt) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(uu) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(vv) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ww) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-36304) filed on December 21, 2006.
(xx) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.
(yy) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.
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(zz) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(a-3) Variable Annuity Living Benefits Rider (AR 512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(b-3) Variable Annuity Living Benefits Rider (AR 512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(c-3) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(d-3) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(e-3) Bonus Rider (32146 4/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-35780) filed on April 7, 2009.
(f-3) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(g-3) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(h-3) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(i-3) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(j-3) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(5)(a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.
(b) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(c) ChoicePlus Assurance (Bonus) Application (CPABB 1/08) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36304) filed on April 11, 2008.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
(ii) Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 5 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(iv) Amendment No. 6 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
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(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(ii) Amendment No. 3 to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 4 to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015; amendments incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(iii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iv) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(v) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(vi) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011; amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(vii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(viii) Deutsche DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ix) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xi) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(xii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xiii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xiv) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(xv) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xvi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
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(xvii) MFS Variable Insurance Trust I, II, and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015; amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(xviii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(xix) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xx) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(vii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(x) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(xiii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(c) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.
(b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.
(c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective No. 8 (File No. 333-36304) filed on April 24, 2003.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
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(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(11) Not applicable
(12) Not applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-222786) filed on May 14, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer, and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Randal J. Freitag*	Executive Vice President, Chief Financial Officer, and Director
Wilford H. Fuller*	Executive Vice President and Director
Dennis R. Glass*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christine Janofsky*	Senior Vice President, Chief Accounting Officer, and Controller
Leon E. Roday*	Executive Vice President, General Counsel and Director
Keith J. Ryan**	Vice President and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of February 28, 2019 there were 376,598 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification
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against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Senior Vice President and Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
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(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 71 to the registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 24th day of April, 2019.
Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlusSM Bonus, Lincoln ChoicePlusSM II Bonus, and Lincoln ChoicePlus AssuranceSM (Bonus)
By:	/s/ Delson R. Campbell Delson R. Campbell Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Michelle L. Grindle Michelle L. Grindle (Signature-Officer of Depositor) Assistant Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on April 24, 2019.
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Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President and Director (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ Leon E. Roday Leon E. Roday	Executive Vice President, General Counsel and Director
*/s/ Wilford H. Fuller Wilford H. Fuller	Executive Vice President and Director
*/s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
*By: /s/ Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney
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